Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 47.6% Value
Communications Services  3.4%
22,872 Alphabet, Inc., Class A $ 3,793,321
160,541 Alphabet, Inc., Class C 26,840,850
15,742 Altice USA, Inc.
a
38,725
6,503 AMC Networks, Inc.
a
56,511
3,852 Bandwidth, Inc.
a
67,449
94,735 Cargurus, Inc.
a
2,844,892
576 Charter Communications, Inc.
a
186,670
14,185 Cogent Communications Holdings 1,076,925
66,477 Comcast Corporation 2,776,744
25,247 E.W. Scripps Company
a
56,680
4,443 Electronic Arts, Inc. 637,304
2,086 Entravision Communications
Corporation 4,318
11,353 iHeartMedia, Inc.
a
21,003
13,959 Integral Ad Science Holding
Corporation
a
150,897
6,290 Iridium Communications, Inc. 191,531
5,144 Liberty Global, Ltd., Class A
a
108,590
6,099 Liberty Latin America, Ltd., Class
A
a
58,428
1,099 Liberty Media Corporation-Liberty
Live Group
a
56,412
13,057 Lumen Technologies, Inc.
a
92,705
7,354 Magnite, Inc.
a
101,853
44,515 Meta Platforms, Inc. 25,482,167
2,427 Netflix, Inc.
a
1,721,398
6,214 New York Times Company 345,933
1,501 Omnicom Group, Inc. 155,188
47,756 Pinterest, Inc.
a
1,545,862
69,563 QuinStreet, Inc.
a
1,330,740
1,660 Sinclair, Inc. 25,398
3,525 Sirius XM Holdings, Inc. 83,366
1,802 TechTarget, Inc.
a
44,059
4,156 Telephone and Data Systems, Inc. 96,627
16,311 Trade Desk, Inc.
a
1,788,501
97,002 Verizon Communications, Inc. 4,356,360
102,853 Warner Brothers Discovery, Inc.
a
848,537
Total 76,985,944
Consumer Discretionary  5.6%
110 Adient plc
a
2,483
133,381 Amazon.com, Inc.
a
24,852,882
14,861 American Axle & Manufacturing
Holdings, Inc.
a
91,841
10,899 American Eagle Outfitters, Inc. 244,029
22,024 Aptiv plc
a
1,585,948
2,576 Aramark 99,768
2,728 Autoliv, Inc. 254,713
37,229 Best Buy Company, Inc. 3,845,756
526 Booking Holdings, Inc. 2,215,575
16,559 Boot Barn Holdings, Inc.
a
2,769,989
7,388 BorgWarner, Inc. 268,110
1,865 Bright Horizons Family Solutions,
Inc.
a
261,342
7,354 Brunswick Corporation 616,412
577 Carvana Company
a
100,461
153 Cavco Industries, Inc.
a
65,521
45,633 Champion Homes, Inc.
a
4,328,290
920 Chewy, Inc.
a
26,947
80,967 Chipotle Mexican Grill, Inc.
a
4,665,318
19,189 Columbia Sportswear Company 1,596,333
34,425 Cooper-Standard Holdings, Inc.
a
477,475
3,656 Crocs, Inc.
a
529,425
7,487 D.R. Horton, Inc. 1,428,295
11,148 Dana, Inc. 117,723
Shares Common Stock  47.6% Value
Consumer Discretionary  5.6% - continued
483 Darden Restaurants, Inc. $ 79,275
11,321 Deckers Outdoor Corporation
a
1,805,133
27,498 DoorDash, Inc.
a
3,924,789
205 Dorman Products, Inc.
a
23,190
63,855 eBay, Inc. 4,157,599
470 El Pollo Loco Holdings, Inc.
a
6,439
1,443 Etsy, Inc.
a
80,130
28,148 Expedia Group, Inc.
a
4,166,467
2,113 Ford Motor Company 22,313
1,823 Fox Factory Holding Corporation
a
75,654
398 Frontdoor, Inc.
a
19,100
11,868 Gap, Inc. 261,689
4,708 Garmin, Ltd. 828,749
20,830 Gentex Corporation 618,443
2,867 Genuine Parts Company 400,463
4,156 Goodyear Tire & Rubber
Company
a
36,781
11,394 Grand Canyon Education, Inc.
a
1,616,239
2,989 Group 1 Automotive, Inc. 1,144,907
4,556 H&R Block, Inc. 289,534
16,307 Hanesbrands, Inc.
a
119,856
2,333 Hasbro, Inc. 168,723
14,094 Hilton Worldwide Holdings, Inc. 3,248,667
21,058 Home Depot, Inc. 8,532,702
4,728 Installed Building Products, Inc. 1,164,365
65 KB Home 5,570
4,757 Latham Group, Inc.
a
32,348
15,844 Laureate Education, Inc. 263,169
1,339 LCI Industries 161,403
1,252 Lear Corporation 136,656
2,098 Leggett & Platt, Inc. 28,575
1,246 Lennar Corporation 233,600
9,787 LKQ Corporation 390,697
10,061 Lowe's Companies, Inc. 2,725,022
5,713 Lululemon Athletica, Inc.
a
1,550,223
274 M/I Homes, Inc.
a
46,953
4,463 Mattel, Inc.
a
85,020
5,403 McDonald's Corporation 1,645,267
11,082 Modine Manufacturing Company
a
1,471,579
2,361 Mohawk Industries, Inc.
a
379,365
312 NVR, Inc.
a
3,061,282
300 OneSpaWorld Holdings, Ltd. 4,953
1,337 O'Reilly Automotive, Inc.
a
1,539,689
8,713 Patrick Industries, Inc. 1,240,470
3,595 Pool Corporation 1,354,596
188 PVH Corporation 18,956
48,152 Qurate Retail, Inc.
a
29,377
385 Ralph Lauren Corporation 74,640
2,333 Revolve Group, Inc.
a
57,812
14,823 Ross Stores, Inc. 2,231,010
2,395 Service Corporation International/
US 189,037
45,113 SharkNinja, Inc. 4,904,234
15,223 Sony Group Corporation ADR 1,470,085
1,784 Steven Madden, Ltd. 87,398
2,125 Stitch Fix, Inc.
a
5,992
86,273 Stoneridge, Inc.
a
965,395
1,254 Strategic Education, Inc. 116,058
36,624 Tesla, Inc.
a
9,581,937
14,776 Texas Roadhouse, Inc. 2,609,442
264 TopBuild Corporation
a
107,398
2,901 Travel + Leisure Company 133,678
463 Ulta Beauty, Inc.
a
180,163
2,850 Upbound Group, Inc. 91,171
2,645 Urban Outfitters, Inc.
a
101,330

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Consumer Discretionary  5.6% - continued
1,919 Valvoline, Inc.
a
$ 80,310
10,746 VF Corporation 214,383
54 Visteon Corporation
a
5,143
43 Wingstop, Inc. 17,891
50,405 Wyndham Hotels & Resorts, Inc. 3,938,647
52,333 Yum China Holding, Inc. 2,356,032
Total 129,159,799
Consumer Staples  1.8%
20,427 Altria Group, Inc. 1,042,594
3,276 BellRing Brands, Inc.
a
198,919
13,575 BJ's Wholesale Club Holdings,
Inc.
a
1,119,666
1,442 Casey's General Stores, Inc. 541,774
18,373 Coca-Cola Company 1,320,284
2,216 Colgate-Palmolive Company 230,043
509 Costco Wholesale Corporation 451,239
144,814 Coty, Inc.
a
1,359,804
22,225 e.l.f. Beauty, Inc.
a
2,423,192
22,982 J & J Snack Foods Corporation 3,955,662
11,454 J.M. Smucker Company 1,387,079
8,611 John B. Sanfilippo & Son, Inc. 812,103
112,123 Kenvue, Inc. 2,593,405
1,979 Keurig Dr Pepper, Inc. 74,173
532 Kimberly-Clark Corporation 75,693
4,511 Kroger Company 258,480
20,354 Lamb Weston Holdings, Inc. 1,317,718
10,891 Lancaster Colony Corporation 1,923,024
6,838 McCormick & Company, Inc. 562,767
47,893 Philip Morris International, Inc. 5,814,210
11,193 Pilgrim's Pride Corporation
a
515,438
318 PriceSmart, Inc. 29,186
7,062 Procter & Gamble Company 1,223,138
38,867 Sysco Corporation 3,033,958
10,483 Turning Point Brands, Inc. 452,341
16,692 Tyson Foods, Inc. 994,176
2,120 US Foods Holding Corporation
a
130,380
94,916 Walmart, Inc. 7,664,467
274 WD-40 Company 70,659
Total 41,575,572
Energy  1.6%
36,966 Archrock, Inc. 748,192
32,134 Baker Hughes Company 1,161,644
1,870 Civitas Resources, Inc. 94,753
26,381 ConocoPhillips 2,777,392
909 Coterra Energy, Inc. 21,771
80,736 Devon Energy Corporation 3,158,392
89,032 Enterprise Products Partners, LP 2,591,722
13,505 EOG Resources, Inc. 1,660,170
23,595 Expand Energy Corporation 1,940,689
5,683 Expro Group Holdings NV
a
97,577
52,220 Exxon Mobil Corporation 6,121,228
3,349 Gulfport Energy Corporation
a
506,871
165,590 Halliburton Company 4,810,389
9,146 Hess Midstream, LP 322,579
2,180 Kodiak Gas Services, Inc. 63,220
9,091 Marathon Petroleum Corporation 1,481,015
35,948 Matador Resources Company 1,776,550
17,293 Noble Corporation plc
b
624,969
65,871 NOV, Inc. 1,051,960
8,397 Ovintiv, Inc. 321,689
3,257 Par Pacific Holdings, Inc.
a
57,323
3,622 Phillips 66 476,112
7,610 Schlumberger NV 319,239
Shares Common Stock  47.6% Value
Energy  1.6% - continued
16,844 Shell plc ADR $ 1,110,862
6,979 SM Energy Company 278,951
2,992 Solaris Energy Infrastructure, Inc. 38,178
184 Targa Resources Corporation 27,234
111,940 TechnipFMC plc 2,936,186
1,860 Williams Companies, Inc. 84,909
Total 36,661,766
Financials  6.3%
2,075 1st Source Corporation 124,251
10,670 Allstate Corporation 2,023,566
36,740 Ally Financial, Inc. 1,307,577
2,798 Amalgamated Financial
Corporation 87,773
11,799 American Express Company 3,199,889
22,996 American International Group, Inc. 1,683,997
8,568 Ameriprise Financial, Inc. 4,025,332
555 Ameris Bancorp 34,626
683 AMERISAFE, Inc. 33,009
6,945 Annaly Capital Management, Inc. 139,386
10,778 Arch Capital Group, Ltd.
a
1,205,843
4,285 Arthur J. Gallagher & Company 1,205,670
3,491 Artisan Partners Asset
Management, Inc. 151,230
7,361 Associated Banc-Corp 158,556
1,028 Assurant, Inc. 204,428
1,286 Assured Guaranty, Ltd. 102,263
712 Atlantic Union Bankshares
Corporation 26,821
492 Axis Capital Holdings, Ltd. 39,168
1,822 Axos Financial, Inc.
a
114,567
127,031 Bank of America Corporation 5,040,590
51 Bank of Hawaii Corporation 3,201
1,211 Bank of Marin Bancorp 24,329
16,532 Bank of N.T. Butterfield & Son, Ltd. 609,700
35,193 Bank of New York Mellon
Corporation 2,528,969
8,674 Bank OZK 372,895
1,374 BankFinancial Corporation 16,735
344 BankUnited, Inc. 12,535
1,173 Bar Harbor Bankshares 36,175
442 BayCom Corporation 10,484
2,584 BCB Bancorp, Inc. 31,887
4,517 Berkshire Hathaway, Inc.
a
2,078,994
2,790 Berkshire Hills Bancorp, Inc. 75,135
2,834 Block, Inc.
a
190,246
18,339 Blue Owl Capital, Inc. 355,043
131 BOK Financial Corporation 13,705
38,475 Bridgewater Bancshares, Inc.
a
545,191
2,120 Brighthouse Financial, Inc.
a
95,464
1,385 BrightSpire Capital, Inc. 7,756
15,893 Brookline Bancorp, Inc. 160,360
16,098 Brown & Brown, Inc. 1,667,753
2,469 Business First Bancshares, Inc. 63,379
2,529 Byline Bancorp, Inc. 67,701
2,235 Cadence Bank 71,185
304 Camden National Corporation 12,561
160 Capital City Bank Group, Inc. 5,646
12,783 Capital One Financial Corporation 1,913,999
6,273 Capitol Federal Financial, Inc. 36,634
6,672 Carlyle Group, Inc. 287,296
1,271 Cathay General Bancorp 54,589
5,019 Cboe Global Markets, Inc. 1,028,243
2,538 Central Pacific Financial
Corporation 74,896

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Financials  6.3% - continued
46,634 Charles Schwab Corporation $ 3,022,350
11,118 Chubb, Ltd. 3,206,320
3,851 Cincinnati Financial Corporation 524,198
3,533 Citigroup, Inc. 221,166
1,555 Citizens Financial Group, Inc. 63,864
2,551 CNB Financial Corporation 61,377
3,612 CNO Financial Group, Inc. 126,781
5,940 Columbia Banking System, Inc. 155,093
1,944 Comerica, Inc. 116,465
1,760 Commerce Bancshares, Inc. 104,544
349 Community Financial System, Inc. 20,266
5,022 Community Trust Bancorp, Inc. 249,393
1,902 ConnectOne Bancorp, Inc. 47,645
843 Cullen/Frost Bankers, Inc. 94,298
2,862 Customers Bancorp, Inc.
a
132,940
5,587 CVB Financial Corporation 99,560
1,609 Dime Community Bancshares, Inc. 46,339
15,484 Discover Financial Services 2,172,250
2,820 Eagle Bancorp, Inc. 63,676
2,676 East West Bancorp, Inc. 221,412
4,825 Ellington Credit Company 33,679
606 Employers Holdings, Inc. 29,070
1,436 Enova International, Inc.
a
120,322
195 Enterprise Bancorp, Inc./MA 6,232
2,619 Enterprise Financial Services
Corporation 134,250
3,569 Equitable Holdings, Inc. 150,005
1,236 Equity Bancshares, Inc. 50,528
61,488 F.N.B. Corporation 867,596
5,315 FactSet Research Systems, Inc. 2,444,103
297 Federal Agricultural Mortgage
Corporation 55,661
12,062 Federated Hermes, Inc. 443,520
3,533 Fidelity National Information
Services, Inc. 295,889
2,946 Fifth Third Bancorp 126,207
2,699 Financial Institutions, Inc. 68,744
1,255 First Bancorp/Puerto Rico 26,568
3,480 First Bancshares, Inc. 111,812
1,475 First Busey Corporation 38,380
646 First Citizens BancShares, Inc./NC 1,189,254
3,988 First Financial Bancorp 100,617
1,178 First Financial Bankshares, Inc. 43,598
1,318 First Financial Corporation 57,794
6,825 First Foundation, Inc. 42,588
731 First Hawaiian, Inc. 16,923
27,735 First Horizon Corporation 430,725
1,379 First Internet Bancorp 47,245
2,901 First Interstate BancSystem, Inc. 89,003
1,324 First Merchants Corporation 49,253
2,301 First Mid-Illinois Bancshares, Inc. 89,532
3,844 First of Long Island Corporation 49,472
3,937 Fiserv, Inc.
a
707,282
3,495 Flushing Financial Corporation 50,957
9,054 Fulton Financial Corporation 164,149
41,304 Glacier Bancorp, Inc. 1,887,593
2,363 Global Payments, Inc. 242,018
2,127 Great Southern Bancorp, Inc. 121,898
1,522 Green Dot Corporation
a
17,823
11,222 Hamilton Lane, Inc. 1,889,673
2,821 Hancock Whitney Corporation 144,351
9,711 Hanmi Financial Corporation 180,625
713 Hanover Insurance Group, Inc. 105,602
4,491 Hartford Financial Services Group,
Inc. 528,187
Shares Common Stock  47.6% Value
Financials  6.3% - continued
1,550 Heartland Financial USA, Inc. $ 87,885
1,478 Heritage Commerce Corporation 14,603
5,234 Heritage Financial Corporation 113,944
2,110 Home BancShares, Inc. 57,160
3,553 Hometrust Bancshares, Inc. 121,086
8,394 Hope Bancorp, Inc. 105,429
310 Horace Mann Educators
Corporation 10,835
5,454 Horizon Bancorp, Inc. 84,810
22,545 Houlihan Lokey, Inc. 3,562,561
5,220 Huntington Bancshares, Inc./OH 76,734
1,607 Independent Bank Corporation/MA 95,022
2,834 Independent Bank Corporation/MI 94,514
29,554 Intercontinental Exchange, Inc. 4,747,555
75 International Bancshares
Corporation 4,484
16,702 Invesco, Ltd. 293,287
361 Investar Holding Corporation 7,003
42,846 J.P. Morgan Chase & Company 9,034,508
7,396 Jack Henry & Associates, Inc. 1,305,690
13,548 Janus Henderson Group plc 515,772
1,008 Jefferies Financial Group, Inc. 62,042
8,196 Kearny Financial Corporation/MD 56,307
163,371 KeyCorp 2,736,464
11,091 Kinsale Capital Group, Inc. 5,163,637
1,045 LendingTree, Inc.
a
60,641
703 M&T Bank Corporation 125,218
878 MarketAxess Holdings, Inc. 224,944
12,444 Marsh & McLennan Companies,
Inc. 2,776,132
3,580 Mastercard, Inc. 1,767,804
2,599 Mercantile Bank Corporation 113,628
26,457 MetLife, Inc. 2,182,173
1,243 Metropolitan Bank Holding
Corporation
a
65,357
9,586 MFA Financial, Inc. 121,934
47,819 MGIC Investment Corporation 1,224,166
734 Mid Penn Bancorp, Inc. 21,895
4,593 Midland States Bancorp, Inc. 102,791
6,306 MidWestOne Financial Group, Inc. 179,910
1,227 Moody's Corporation 582,322
350 Morningstar, Inc. 111,692
4,444 Mr. Cooper Group, Inc.
a
409,648
2,796 MSCI, Inc. 1,629,872
213 MVB Financial Corporation 4,124
45,601 Nasdaq, Inc. 3,329,329
52 Nelnet, Inc. 5,891
2,209 New York Community Bancorp,
Inc. 24,807
16,507 NMI Holdings, Inc.
a
679,923
21,896 Northern Trust Corporation 1,971,297
3,997 Northfield Bancorp, Inc. 46,365
2,854 Northwest Bancshares, Inc. 38,187
14,926 OceanFirst Financial Corporation 277,474
5,621 OFG Bancorp 252,495
4,294 Old National Bancorp 80,126
2,879 Old Republic International
Corporation 101,974
4,730 Old Second Bancorp, Inc. 73,741
5,297 OneMain Holdings, Inc. 249,330
439 Orrstown Financial Services, Inc. 15,786
190 Pacific Premier Bancorp, Inc. 4,780
625 Palomar Holdings, Inc.
a
59,169
27 Park National Corporation 4,535
52,018 PayPal Holdings, Inc.
a
4,058,965
859 PCB Bancorp 16,141

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Financials  6.3% - continued
687 PennyMac Financial Services, Inc. $ 78,297
3,327 Peoples Bancorp, Inc./OH 100,109
1,099 Pinnacle Financial Partners, Inc. 107,669
22 Piper Sandler Companies 6,244
399 PNC Financial Services Group,
Inc. 73,755
4,350 Popular, Inc. 436,175
1,248 Principal Financial Group, Inc. 107,203
6,775 Progressive Corporation 1,719,224
12,137 Prosperity Bancshares, Inc. 874,714
2,120 Prudential Financial, Inc. 256,732
23,501 Radian Group, Inc. 815,250
3,241 Regions Financial Corporation 75,613
337 Reinsurance Group of America,
Inc. 73,422
6,269 Rithm Capital Corporation 71,153
17,572 RLI Corporation 2,723,309
1,866 S&P Global, Inc. 964,013
10,932 SEI Investments Company 756,385
441 ServisFirst Bancshares, Inc. 35,478
3,691 Shore Bancshares, Inc. 51,637
223 Simmons First National
Corporation 4,803
963 Skyward Specialty Insurance
Group, Inc.
a
39,223
84 Southern First Bancshares, Inc.
a
2,863
594 Southern Missouri Bancorp, Inc. 33,555
1,908 Southside Bancshares, Inc. 63,784
1,069 SouthState Corporation 103,885
619 Stellar Bancorp, Inc. 16,026
3,996 StepStone Group, Inc. 227,093
473 Stifel Financial Corporation 44,415
2,043 Synovus Financial Corporation 90,852
260 Texas Capital Bancshares, Inc.
a
18,580
149 Towne Bank/Portsmouth, VA 4,926
28,513 TPG, Inc. 1,641,208
22,138 Tradeweb Markets, Inc. 2,737,806
33,371 Triumph Financial, Inc.
a
2,654,329
737 Truist Financial Corporation 31,522
1,697 TrustCo Bank Corporation NY 56,120
1,241 U.S. Bancorp 56,751
476 UMB Financial Corporation 50,032
1,601 United Bankshares, Inc. 59,397
962 United Community Banks, Inc. 27,975
2,236 Univest Financial Corporation 62,921
4,413 Unum Group 262,309
11,904 Valley National Bancorp 107,850
9,519 Virtu Financial, Inc. 289,949
28,498 Visa, Inc. 7,835,525
325 WaFd, Inc. 11,326
526 Walker & Dunlop, Inc. 59,748
10,348 Webster Financial Corporation 482,320
98,502 Wells Fargo & Company 5,564,378
2,573 Westamerica Bancorporation 127,158
28,063 Western Alliance Bancorp 2,427,169
16,136 Western Union Company 192,503
710 Willis Towers Watson plc 209,116
909 Wintrust Financial Corporation 98,654
409 WSFS Financial Corporation 20,855
22,448 Zions Bancorp NA 1,059,995
Total 144,809,094
Health Care  6.0%
14,604 Abbott Laboratories 1,665,002
6,185 AbbVie, Inc. 1,221,414
Shares Common Stock  47.6% Value
Health Care  6.0% - continued
1,901 ACELYRIN, Inc.
a
$ 9,372
577 ADMA Biologics, Inc.
a
11,534
18,058 Agilent Technologies, Inc. 2,681,252
1,254 Agios Pharmaceuticals, Inc.
a
55,715
6,151 Align Technology, Inc.
a
1,564,322
12,425 Amgen, Inc. 4,003,459
8,177 AMN Healthcare Services, Inc.
a
346,623
1,165 Anika Therapeutics, Inc.
a
28,776
4,216 Arcellx, Inc.
a
352,078
2,978 Argenx SE ADR
a
1,614,314
310 Arvinas, Inc.
a
7,635
6,320 Ascendis Pharma AS ADR
a
943,639
732 Astria Therapeutics, Inc.
a
8,059
94,048 Avantor, Inc.
a
2,433,022
4,772 Biogen, Inc.
a
925,004
4,777 Bio-Techne Corporation 381,826
7,376 Boston Scientific Corporation
a
618,109
3,278 Bruker Corporation 226,379
4,144 CareDx, Inc.
a
129,396
5,446 Caribou Biosciences, Inc.
a
10,674
1,185 Castle Biosciences, Inc.
a
33,796
5,974 Cencora, Inc. 1,344,628
4,102 Centene Corporation
a
308,799
3,636 Charles River Laboratories
International, Inc.
a
716,183
5,458 Chemed Corporation 3,280,094
5,972 Cigna Group 2,068,940
4,279 Cooper Companies, Inc.
a
472,145
609 CRISPR Therapeutics AG
a,b
28,611
17,541 Danaher Corporation 4,876,749
2,677 Definitive Healthcare Corporation
a
11,966
7,462 Denali Therapeutics, Inc.
a
217,368
17,193 Dentsply Sirona, Inc. 465,243
20,932 Dexcom, Inc.
a
1,403,281
128 Doximity, Inc.
a
5,577
4,366 Editas Medicine, Inc.
a
14,888
14,655 Edwards Lifesciences Corporation
a
967,083
32,460 Elanco Animal Health, Inc.
a
476,837
6,829 Elevance Health, Inc. 3,551,080
11,976 Eli Lilly & Company 10,610,017
423 Enanta Pharmaceuticals, Inc.
a
4,382
20,317 Encompass Health Corporation 1,963,435
5,179 Erasca, Inc.
a
14,139
415 Exelixis, Inc.
a
10,769
6,385 Fate Therapeutics, Inc.
a
22,348
57,800 Gilead Sciences, Inc. 4,845,952
28,137 Globus Medical, Inc.
a
2,012,921
6,338 GoodRx Holdings, Inc.
a,b
43,986
27,041 Haemonetics Corporation
a
2,173,556
14,213 Halozyme Therapeutics, Inc.
a
813,552
18,720 HealthEquity, Inc.
a
1,532,232
8,664 Humana, Inc. 2,744,235
4,497 ICON plc
a
1,292,033
7,277 IDEXX Laboratories, Inc.
a
3,676,486
1,364 Illumina, Inc.
a
177,879
6,139 Inspire Medical Systems, Inc.
a
1,295,636
400 Integra LifeSciences Holdings
Corporation
a
7,268
1,544 Intellia Therapeutics, Inc.
a
31,729
10,799 Intuitive Surgical, Inc.
a
5,305,225
1,448 IQVIA Holding, Inc.
a
343,133
423 iTeos Therapeutics, Inc.
a
4,319
29,493 Johnson & Johnson 4,779,636
533 Kymera Therapeutics, Inc.
a
25,227
19,220 Labcorp Holdings, Inc. 4,295,286

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Health Care  6.0% - continued
10,600 Legend Biotech Corporation ADR
a
$ 516,538
59 Ligand Pharmaceuticals, Inc.
a
5,905
28 Medpace Holdings, Inc.
a
9,346
40,586 Medtronic plc 3,653,958
43,645 Merck & Company, Inc. 4,956,326
1,188 Mettler-Toledo International, Inc.
a
1,781,644
7,113 Molina Healthcare, Inc.
a
2,450,855
1,931 Myriad Genetics, Inc.
a
52,890
9,714 Natera, Inc.
a
1,233,192
342 Neurocrine Biosciences, Inc.
a
39,405
1,858 Novocure, Ltd.
a
29,041
102,991 Option Care Health, Inc.
a
3,223,618
48,485 Paragon 28, Inc.
a
323,880
10,617 Penumbra, Inc.
a
2,062,989
12,133 Pfizer, Inc. 351,129
389 Phibro Animal Health Corporation 8,760
902 Prestige Consumer Healthcare,
Inc.
a
65,034
2,420 Prothena Corporation plc
a
40,487
1,985 PTC Therapeutics, Inc.
a
73,644
692 QIAGEN NV 31,534
915 Quest Diagnostics, Inc. 142,054
8,172 Relay Therapeutics, Inc.
a
57,858
24,190 Repligen Corporation
a
3,599,956
3,829 Rocket Pharmaceuticals, Inc.
a
70,722
25,973 Royalty Pharma plc 734,776
16,828 RxSight, Inc.
a
831,808
1,820 Sage Therapeutics, Inc.
a
13,140
29,463 Sanofi SA ADR 1,697,953
9,597 Sarepta Therapeutics, Inc.
a
1,198,569
76,808 scPharmaceuticals, Inc.
a
350,244
80,679 Stevanato Group SPA 1,613,580
3,440 Stryker Corporation 1,242,734
1,165 Teleflex, Inc. 288,128
809 Tenet Healthcare Corporation
a
134,456
2,911 Thermo Fisher Scientific, Inc. 1,800,657
31,136 Twist Bioscience Corporation
a
1,406,724
236 United Therapeutics Corporation
a
84,571
1,422 UnitedHealth Group, Inc. 831,415
7,756 Veeva Systems, Inc.
a
1,627,752
27,432 Vericel Corporation
a
1,159,002
3,687 Vertex Pharmaceuticals, Inc.
a
1,714,750
5,414 Viatris, Inc. 62,857
48,289 Viemed Healthcare, Inc.
a
353,958
1,533 West Pharmaceutical Services,
Inc. 460,145
3,455 Xencor, Inc.
a
69,480
2,193 Xenon Pharmaceuticals, Inc.
a
86,338
1,407 Zentalis Pharmaceuticals, Inc.
a
5,178
20,647 Zimmer Biomet Holdings, Inc. 2,228,844
25,270 Zoetis, Inc. 4,937,253
Total 137,221,330
Industrials  6.4%
4,652 A.O. Smith Corporation 417,889
10,551 AAR Corporation
a
689,613
616 ABM Industries, Inc. 32,500
281 Acuity Brands, Inc. 77,385
17,630 Advanced Drainage Systems, Inc. 2,770,731
15,805 AECOM 1,632,182
27,085 Air Lease Corporation 1,226,680
1,766 Allison Transmission Holdings, Inc. 169,660
12,723 Amentum Holdings, Inc.
a
410,317
9,483 AMETEK, Inc. 1,628,326
Shares Common Stock  47.6% Value
Industrials  6.4% - continued
1,454 Applied Industrial Technologies,
Inc. $ 324,431
1,737 Arcosa, Inc. 164,598
5,536 Armstrong World Industries, Inc. 727,596
8,730 Atmus Filtration Technologies, Inc. 327,637
5,973 Automatic Data Processing, Inc. 1,652,908
1,601 Axon Enterprise, Inc.
a
639,760
15,158 AZEK Company, Inc.
a
709,394
84,305 Badger Infrastructure Solutions,
Ltd. 2,292,059
6,178 Barrett Business Services, Inc. 231,737
11,916 Beacon Roofing Supply, Inc.
a
1,029,900
8,736 Brady Corporation 669,440
30,108 BWX Technologies, Inc. 3,272,740
423 Carlisle Companies, Inc. 190,244
13,724 Casella Waste Systems, Inc.
a
1,365,401
12,232 Caterpillar, Inc. 4,784,180
19,709 CECO Environmental Corporation
a
555,794
5,581 Clean Harbors, Inc.
a
1,348,984
183,059 CNH Industrial NV 2,031,955
783 CSW Industrials, Inc. 286,883
114,230 CSX Corporation 3,944,362
1,972 Cummins, Inc. 638,514
329 Curtiss-Wright Corporation 108,139
15,370 Dayforce, Inc.
a,b
941,412
41,997 Delta Air Lines, Inc. 2,133,028
2,224 DNOW, Inc.
a
28,756
4,406 Donaldson Company, Inc. 324,722
30 Dover Corporation 5,752
3,780 EMCOR Group, Inc. 1,627,403
93 ESCO Technologies, Inc. 11,995
119,815 ExlService Holdings, Inc.
a
4,570,942
4,547 Expeditors International of
Washington, Inc. 597,476
113,514 Fastenal Company 8,107,170
10,447 Ferguson Enterprises, Inc. 2,074,461
77,857 Flowserve Corporation 4,024,428
41,934 Fluor Corporation
a
2,000,671
7,895 General Dynamics Corporation 2,385,869
858 Gibraltar Industries, Inc.
a
60,000
13,089 Graco, Inc. 1,145,418
645 Griffon Corporation 45,150
46,513 Helios Technologies, Inc. 2,218,670
414 Herc Holdings, Inc. 66,004
11,577 Honeywell International, Inc. 2,393,082
58,571 Howmet Aerospace, Inc. 5,871,743
555 Huntington Ingalls Industries, Inc. 146,731
1,597 IDEX Corporation 342,556
558 IES Holdings, Inc.
a
111,388
10,279 Ingersoll Rand, Inc. 1,008,987
1,760 Interface, Inc. 33,387
2,995 ITT Corporation 447,782
12,723 Jacobs Solutions, Inc. 1,665,441
146,027 Janus International Group, Inc.
a
1,476,333
10,278 JB Hunt Transport Services, Inc. 1,771,208
2,352 Kirby Corporation
a
287,955
18,008 Knight-Swift Transportation
Holdings, Inc. 971,532
21,398 Korn Ferry 1,609,986
3,514 Kratos Defense & Security
Solutions, Inc.
a
81,876
9,426 L3Harris Technologies, Inc. 2,242,163
7,873 Landstar System, Inc. 1,486,974
5,251 Leidos Holdings, Inc. 855,913
2,697 Lincoln Electric Holdings, Inc. 517,878

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Industrials  6.4% - continued
2,062 ManpowerGroup, Inc. $ 151,598
13,645 Masco Corporation 1,145,361
111,444 Masterbrand, Inc.
a
2,066,172
7,192 Miller Industries, Inc. 438,712
4,378 Moog, Inc. 884,444
20,464 Mueller Water Products, Inc. 444,069
6,484 Northrop Grumman Corporation 3,424,006
27,384 nVent Electric plc 1,924,000
10,588 Old Dominion Freight Line, Inc. 2,103,200
1,837 Otis Worldwide Corporation 190,938
12,282 Owens Corning, Inc. 2,168,019
1,888 PACCAR, Inc. 186,308
2,026 Parker-Hannifin Corporation 1,280,067
14,081 Pentair plc 1,376,981
3,001 Quanta Services, Inc. 894,748
7,788 Regal Rexnord Corporation 1,291,873
879 Republic Services, Inc. 176,538
14,111 Robert Half, Inc. 951,223
6,145 Rockwell Automation, Inc. 1,649,687
1,295 Rush Enterprises, Inc. 68,415
4,932 Saia, Inc.
a
2,156,566
49,646 Schneider National, Inc. 1,416,897
8,968 Simpson Manufacturing Company,
Inc. 1,715,309
3,277 SkyWest, Inc.
a
278,611
6,345 SS&C Technologies Holdings, Inc. 470,862
9,498 Tennant Company 912,188
33,123 Timken Company 2,791,938
6,678 Trane Technologies plc 2,595,939
310 TransDigm Group, Inc. 442,410
15,303 TransUnion 1,602,224
76,903 Uber Technologies, Inc.
a
5,780,029
53 UniFirst Corporation/MA 10,528
803 Union Pacific Corporation 197,923
38,011 United Parcel Service, Inc. 5,182,420
2,195 United Rentals, Inc. 1,777,357
1,356 Verisk Analytics, Inc. 363,354
3,481 Verra Mobility Corporation
a
96,807
28 Viad Corporation
a
1,003
873 Wabtec Corporation 158,685
8,593 Waste Connections, Inc. 1,536,600
1,388 Waste Management, Inc. 288,149
2,772 Watsco, Inc. 1,363,491
33,699 WNS Holdings, Ltd.
a
1,776,274
Total 147,776,104
Information Technology  12.2%
2,913 A10 Networks, Inc. 42,064
5,042 ACI Worldwide, Inc.
a
256,638
2,710 Adobe, Inc.
a
1,403,184
44,824 Advanced Micro Devices, Inc.
a
7,354,722
12,529 Agilysys, Inc.
a
1,365,285
1,595 Ambarella, Inc.
a
89,966
54,656 Amphenol Corporation 3,561,385
170,959 Apple, Inc. 39,833,447
30,776 Applied Materials, Inc. 6,218,291
374 AppLovin Corporation
a
48,826
5,059 Arista Networks, Inc.
a
1,941,745
17,444 ASGN, Inc.
a
1,626,304
767 Atlassian Corporation
a
121,807
10,705 Autodesk, Inc.
a
2,949,013
37,341 Broadcom, Inc. 6,441,322
19,622 CDW Corporation 4,440,459
21,493 Ciena Corporation
a
1,323,754
81,944 Cisco Systems, Inc. 4,361,060
Shares Common Stock  47.6% Value
Information Technology  12.2% - continued
3,292 Clearwater Analytics Holdings,
Inc.
a
$ 83,123
1,791 Coherent Corporation
a
159,238
20,143 Cohu, Inc.
a
517,675
1,854 CommScope Holding Company,
Inc.
a
11,328
1,357 CommVault Systems, Inc.
a
208,774
455 Consensus Cloud Solutions, Inc.
a
10,715
2,205 Credo Technology Group Holding,
Ltd.
a
67,914
4,581 CrowdStrike Holdings, Inc.
a
1,284,833
7,768 CyberArk Software, Ltd.
a
2,265,226
6,060 Datadog, Inc.
a
697,264
17,190 Descartes Systems Group, Inc.
a
1,769,882
14,785 DocuSign, Inc.
a
918,001
4,494 Dolby Laboratories, Inc. 343,926
26,453 Dynatrace Holdings, LLC
a
1,414,442
254 Elastic NV
a
19,497
4,733 Enphase Energy, Inc.
a
534,924
1,114 F5, Inc.
a
245,303
12,204 Fabrinet
a
2,885,514
7,287 Flex, Ltd.
a
243,604
43,037 Fortinet, Inc.
a
3,337,519
3,003 Gartner, Inc.
a
1,521,800
44,330 Gitlab, Inc.
a
2,284,768
5,578 Globant SA
a
1,105,225
28,823 Guidewire Software, Inc.
a
5,272,880
2,414 Hewlett Packard Enterprise
Company 49,390
2,924 HubSpot, Inc.
a
1,554,398
2,136 Insight Enterprises, Inc.
a
460,073
35,349 International Business Machines
Corporation 7,814,957
781 IPG Photonics Corporation
a
58,044
1,259 Itron, Inc.
a
134,474
93,304 JFrog, Ltd.
a
2,709,548
2,865 Keysight Technologies, Inc.
a
455,334
1,465 KLA Corporation 1,134,511
1,758 Lam Research Corporation 1,434,669
55,569 Lattice Semiconductor
Corporation
a
2,949,047
8,458 Littelfuse, Inc. 2,243,484
17,973 Marvell Technology, Inc. 1,296,213
100,552 Microsoft Corporation 43,267,526
2,098 MKS Instruments, Inc. 228,074
7,255 MongoDB, Inc.
a
1,961,389
2,544 Monolithic Power Systems, Inc. 2,351,928
3,992 Motorola Solutions, Inc. 1,794,923
3,328 Napco Security Technologies, Inc. 134,651
1,110 nCino, Inc.
a
35,065
6,348 NetApp, Inc. 784,041
337,818 NVIDIA Corporation 41,024,618
1,794 Okta, Inc.
a
133,366
6,025 ON Semiconductor Corporation
a
437,475
10,968 Onto Innovation, Inc.
a
2,276,518
1,931 Palo Alto Networks, Inc.
a
660,016
132 PC Connection, Inc. 9,957
25,003 PDF Solutions, Inc.
a
792,095
5,280 Plexus Corporation
a
721,829
361 Procore Technologies, Inc.
a
22,281
9,731 PTC, Inc.
a
1,758,002
3,958 Q2 Holdings, Inc.
a
315,730
5,381 Qorvo, Inc.
a
555,857
52,775 QUALCOMM, Inc. 8,974,389
26,505 Salesforce, Inc. 7,254,684

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Information Technology  12.2% - continued
63,432 Samsung Electronics Company,
Ltd. $ 2,964,736
10,832 ServiceNow, Inc.
a
9,688,032
9,081 Silicon Laboratories, Inc.
a
1,049,491
5,295 SolarWinds Corporation 69,100
2,666 Synopsys, Inc.
a
1,350,036
11,697 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,031,418
10,546 TD SYNNEX Corporation 1,266,364
2,585 TE Connectivity plc 390,309
365 Teledyne Technologies, Inc.
a
159,746
1,957 Tenable Holdings, Inc.
a
79,298
59,369 Trimble, Inc.
a
3,686,221
107,944 TTM Technologies, Inc.
a
1,969,978
2,363 Tyler Technologies, Inc.
a
1,379,330
4,181 Unisys Corporation
a
23,748
1,813 Universal Display Corporation 380,549
52,914 Varonis Systems, Inc.
a
2,989,641
5,137 VeriSign, Inc.
a
975,824
834 Viavi Solutions, Inc.
a
7,523
7,473 Vontier Corporation 252,139
16,145 Workiva, Inc.
a
1,277,392
920 Xerox Holdings Corporation 9,550
Total 280,371,628
Materials  1.4%
3,794 Albemarle Corporation 359,330
14,699 Alcoa Corporation 567,087
560 AptarGroup, Inc. 89,706
3,625 Avient Corporation 182,410
24,056 Axalta Coating Systems, Ltd.
a
870,587
6,831 Ball Corporation 463,893
601 Berry Plastics Group, Inc. 40,856
3,825 Celanese Corporation 520,047
27,633 CF Industries Holdings, Inc. 2,370,911
13,107 Chemours Company 266,334
23,278 Corteva, Inc. 1,368,514
3,219 DuPont de Nemours, Inc. 286,845
1,511 Eagle Materials, Inc. 434,639
27,130 Eastman Chemical Company 3,037,204
10,277 Ecolab, Inc. 2,624,026
11,178 Element Solutions, Inc. 303,594
8,577 Greif, Inc. 537,435
18,125 Hecla Mining Company 120,894
1,336 Huntsman Corporation 32,331
18,197 Ingevity Corporation
a
709,683
2,421 Innospec, Inc. 273,791
263 International Flavors & Fragrances,
Inc. 27,597
52,977 Ivanhoe Mines, Ltd.
a
788,123
1,893 Kaiser Aluminum Corporation 137,280
3,847 Knife River Corporation
a
343,883
1,433 Koppers Holdings, Inc. 52,347
868 Linde plc 413,914
368 LyondellBasell Industries NV 35,291
2,482 Martin Marietta Materials, Inc. 1,335,937
1,977 Minerals Technologies, Inc. 152,684
11,466 Mosaic Company 307,059
34,001 Nucor Corporation 5,111,710
3,122 O-I Glass, Inc.
a
40,961
3,852 Orion SA 68,604
54 Packaging Corporation of America 11,632
1,222 PPG Industries, Inc. 161,866
1,768 Radius Recycling, Inc. 32,779
Shares Common Stock  47.6% Value
Materials  1.4% - continued
791 Ranpak Holdings Corporation
a
$ 5,165
203 Royal Gold, Inc. 28,481
8,131 RPM International, Inc. 983,851
1,290 Sensient Technologies Corporation 103,484
3,744 Sonoco Products Company 204,535
10,070 Steel Dynamics, Inc. 1,269,626
802 Stepan Company 61,955
25,365 Summit Materials, Inc.
a
989,996
8,306 Trinseo plc 42,444
81,702 Tronox Holdings plc 1,195,300
6,906 United States Lime & Minerals, Inc. 674,440
4,696 United States Steel Corporation 165,910
1,985 Vulcan Materials Company 497,104
11,704 West Fraser Timber Company, Ltd. 1,139,501
Total 31,843,576
Real Estate  1.7%
33,085 Agree Realty Corporation 2,492,293
3,532 Alexandria Real Estate Equities,
Inc. 419,425
10,672 AvalonBay Communities, Inc. 2,403,868
2,123 Brixmor Property Group, Inc. 59,147
24,196 CBRE Group, Inc.
a
3,011,918
23,609 Compass, Inc.
a
144,251
16,950 CoStar Group, Inc.
a
1,278,708
20,666 Crown Castle, Inc. 2,451,608
787 CTO Realty Growth, Inc. 14,969
72,927 Cushman and Wakefield plc
a
993,995
742 DiamondRock Hospitality
Company 6,478
13,148 Douglas Elliman, Inc.
a
24,061
8,011 EastGroup Properties, Inc. 1,496,615
10,998 EPR Properties 539,342
4,099 Equinix, Inc. 3,638,395
34,219 Equity Commonwealth
a
680,958
89,964 Essential Properties Realty Trust,
Inc. 3,072,271
883 Essex Property Trust, Inc. 260,856
2,664 Extra Space Storage, Inc. 480,026
3,346 First Industrial Realty Trust, Inc. 187,309
8,646 Four Corners Property Trust, Inc. 253,414
6,161 Getty Realty Corporation 195,981
93,118 Healthcare Realty Trust, Inc. 1,690,092
1,731 Howard Hughes Holdings, Inc.
a
134,031
12,767 Independence Realty Trust, Inc. 261,723
5,864 Industrial Logistics Properties Trust 27,913
15,557 Invitation Homes, Inc. 548,540
54,120 National Storage Affiliates Trust 2,608,584
16,406 NetSTREIT Corporation 271,191
8,149 Pebblebrook Hotel Trust 107,811
5,206 Phillips Edison and Company, Inc. 196,318
2,790 Plymouth Industrial REIT, Inc. 63,054
1,042 RE/MAX Holdings, Inc.
a
12,973
6,930 Rexford Industrial Realty, Inc. 348,648
1,270 RMR Group, Inc. 32,233
39,169 Sabra Health Care REIT, Inc. 728,935
9,197 SBA Communications Corporation 2,213,718
31,312 STAG Industrial, Inc. 1,223,986
3,724 Sun Communities, Inc. 503,299
11,474 Tanger, Inc. 380,707
35,192 Terreno Realty Corporation 2,351,881
15,046 UDR, Inc. 682,186
4,298 Uniti Group, Inc. 24,241
9,112 Zillow Group, Inc., Class A
a
564,306

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  47.6% Value
Real Estate  1.7% - continued
6,328 Zillow Group, Inc., Class C
a
$ 404,043
Total 39,486,301
Utilities  1.2%
18,635 AES Corporation 373,818
13,627 Alliant Energy Corporation 827,023
8,378 American Water Works Company,
Inc. 1,225,199
1,488 Black Hills Corporation 90,946
2,698 California Water Service Group 146,285
23,590 CenterPoint Energy, Inc. 694,018
17,939 Clearway Energy, Inc., Class A 510,723
18,079 Clearway Energy, Inc., Class C 554,664
9,289 Constellation Energy Corporation 2,415,326
24,685 Duke Energy Corporation 2,846,180
23,319 Entergy Corporation 3,069,014
964 Evergy, Inc. 59,778
4,637 Eversource Energy 315,548
12,002 Hawaiian Electric Industries, Inc.
a
116,179
37,811 NextEra Energy Partners, LP
b
1,044,340
25,955 NiSource, Inc. 899,341
4,970 Northwestern Energy Group, Inc. 284,383
10,283 Portland General Electric
Company 492,556
27,702 Public Service Enterprise Group,
Inc. 2,471,295
6,834 Spire, Inc. 459,860
6,999 TXNM Energy, Inc. 306,346
91,440 UGI Corporation 2,287,829
29,356 Vistra Energy Corporation 3,479,860
41,812 Xcel Energy, Inc. 2,730,324
Total 27,700,835
Total Common Stock
(cost $755,689,064) 1,093,591,949
Shares
Registered Investment
Companies   36.4% Value
U.S. Affiliated   35.9%
5,077,277 Thrivent Core Emerging Markets
Equity Fund 51,788,228
5,190,591 Thrivent Core International Equity
Fund 59,068,927
137,077 Thrivent Core Low Volatility Equity
Fund 1,676,455
5,670,022 Thrivent Core Mid Cap Value Fund 66,452,659
2,234,965 Thrivent Core Small Cap Value
Fund 25,769,148
6,085,320 Thrivent Global Stock Portfolio 92,719,586
15,969,422 Thrivent International Allocation
Portfolio 164,949,759
919,125 Thrivent International Index
Portfolio 13,429,056
5,035,734 Thrivent Large Cap Value Portfolio 121,183,436
6,491,214 Thrivent Mid Cap Stock Portfolio 140,342,634
4,394,140 Thrivent Small Cap Stock Portfolio 87,553,236
Total 824,933,124
U.S. Unaffiliated   0.5%
3,143 Invesco QQQ Trust Series 1 1,534,004
14,312 SPDR S&P 500 ETF Trust 8,211,653
Shares
Registered Investment
Companies  36.4% Value
U.S. Unaffiliated   0.5%  - continued
17,849 SPDR S&P Biotech ETF $ 1,763,481
Total 11,509,138
Total Registered Investment
Companies (cost $675,029,073) 836,442,262
Principal
Amount Long-Term Fixed Income 4.4% Value
Commercial Mortgage-Backed
Securities  <0.1%
BANK5 2024-5YR8
$ 100,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
c
105,431
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
182,739
Total 288,170
Mortgage-Backed Securities  2.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
486,925 2.000%,  5/1/2051 408,360
956,973 2.500%,  5/1/2051 836,033
457,040 3.500%,  5/1/2052 428,737
445,942 4.000%,  5/1/2052 431,948
140,700 5.000%,  7/1/2053 141,634
971,349 5.500%,  7/1/2053 990,168
807,238 5.000%,  8/1/2053 816,303
1,775,930 5.500%,  9/1/2053 1,824,502
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
185,987 2.500%,  7/1/2030 179,245
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
565,411 3.000%,  8/1/2038 541,391
511,694 3.500%,  5/1/2040 498,076
473,075 2.500%,  4/1/2042 424,902
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
937,318 3.000%,  1/1/2052 849,193
149,328 2.000%,  2/1/2051 125,246
97,850 2.000%,  2/1/2051 82,070
706,116 2.500%,  2/1/2051 617,043
515,196 2.500%,  2/1/2051 447,492
1,272,908 2.000%,  3/1/2051 1,054,311
1,598,376 4.000%,  3/1/2051 1,551,617
273,987 2.000%,  3/1/2052 229,680
1,005,474 3.000%,  3/1/2052 905,027
604,433 3.000%,  4/1/2051 547,553
620,054 3.000%,  5/1/2050 566,308
200,250 2.000%,  5/1/2051 167,052
463,212 3.000%,  5/1/2051 424,512
1,240,992 2.000%,  6/1/2050 1,035,377
382,979 3.000%,  6/1/2050 352,250
398,932 4.000%,  6/1/2052 383,662
119,350 5.000%,  6/1/2053 120,369
749,825 2.500%,  7/1/2051 658,956

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  4.4% Value
Mortgage-Backed Securities  2.4% - continued
$ 322,878 3.500%,  7/1/2051 $ 304,680
1,133,738 4.000%,  7/1/2052 1,090,404
335,766 3.500%,  8/1/2050 317,584
450,527 3.500%,  8/1/2052 420,106
3,247,942 4.500%,  8/1/2052 3,208,752
1,069,000 5.000%,  8/1/2053 1,078,129
993,174 6.000%,  8/1/2054 1,042,276
137,632 3.500%,  9/1/2052 129,388
167,488 3.500%,  9/1/2052 157,409
860,216 5.000%,  9/1/2052 861,993
2,486,878 4.500%,  9/1/2053 2,449,451
874,448 4.500%,  9/1/2053 866,758
726,553 4.000%,  10/1/2052 700,843
195,113 2.000%,  11/1/2051 163,263
162,773 3.500%,  11/1/2052 153,272
804,140 2.000%,  12/1/2050 671,363
827,383 2.500%,  12/1/2051 721,873
394,580 4.500%,  12/1/2052 391,600
8,750,000 5.500%,  10/1/2041
d
8,851,320
5,000,000 6.000%,  10/1/2041
d
5,110,145
2,890,000 4.500%,  10/1/2048
d
2,840,948
2,775,000 5.000%,  10/1/2048
d
2,773,157
3,700,000 3.000%,  10/1/2049
d
3,320,457
250,000 3.500%,  10/1/2049
d
232,792
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
514,252 2.500%,  3/1/2062 428,470
177,188 3.500%,  7/1/2061 162,140
364,540 4.000%,  12/1/2061 347,452
Total 56,435,042
U.S. Government & Agencies  2.0%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,105,822
2,950,000 4.000%,  11/15/2052 2,870,488
170,000 5.250%,  11/15/2028 181,030
3,030,000 1.375%,  11/15/2040 2,056,139
120,000 3.000%,  5/15/2042 103,163
2,413,000 2.500%,  5/15/2046 1,818,705
U.S. Treasury Notes
1,300,000 5.000%,  9/30/2025 1,312,807
640,000 2.625%,  1/31/2026 630,325
3,330,000 2.500%,  2/28/2026 3,271,205
5,800,000 4.625%,  2/28/2026 5,864,570
2,600,000 4.500%,  3/31/2026 2,627,422
2,000,000 4.375%,  7/31/2026 2,024,063
920,000 2.250%,  11/15/2027 884,098
300,000 0.750%,  1/31/2028 273,539
900,000 3.500%,  1/31/2028 897,961
1,700,000 3.625%,  3/31/2028 1,703,453
5,000,000 2.875%,  5/15/2028 4,880,664
5,200,000 4.375%,  8/31/2028 5,350,109
2,600,000 4.125%,  3/31/2029 2,659,008
125,000 0.875%,  11/15/2030 106,387
90,000 1.375%,  11/15/2031 77,073
2,500,000 2.875%,  5/15/2032 2,363,086
2,500,000 3.375%,  5/15/2033 2,430,566
Total 45,491,683
Total Long-Term Fixed Income
(cost $103,793,953) 102,214,895
Shares Private Equity Funds 1.1% Value
Secondary  1.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,e
$ 1,314,733
1 ASF IX, LP
*,a,e
2,199,546
1 ASF VIII Sidecar (Cayman), LP
*,a,e
880,348
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,e
1,982,659
1 LCP X (Offshore), LP
*,a,e
12,923,300
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,e
5,421,820
Total 24,722,406
Total Private Equity Funds
(cost $18,467,260) 24,722,406
Shares
Collateral Held for Securities
Loaned 0.1% Value
1,682,800 Thrivent Cash Management Trust 1,682,800
Total Collateral Held for
Securities Loaned
(cost $1,682,800) 1,682,800
Shares or
Principal
Amount Short-Term Investments 11.6% Value
Federal Home Loan Bank Discount
Notes
900,000 5.170%, 10/9/2024
f,g
898,954
4,000,000 4.864%, 10/16/2024
f,g
3,991,733
900,000 5.195%, 10/18/2024
f,g
897,907
100,000 5.215%, 10/30/2024
f,g
99,612
8,100,000 4.912%, 11/8/2024
f,g
8,060,337
2,800,000 5.085%, 11/13/2024
f,g
2,784,532
3,600,000 4.904%, 11/15/2024
f,g
3,579,208
1,400,000 4.921%, 11/22/2024
f,g
1,390,684
1,900,000 4.808%, 11/29/2024
f,g
1,885,687
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 5.170%, 10/22/2024
f,g
99,716
Federal National Mortgage
Association Discount Notes
500,000 4.985%, 11/8/2024
f,g
497,552
Thrivent Core Short-Term Reserve
Fund
24,071,939 5.250% 240,719,391
U.S. Treasury Bills
360,000 5.110%, 10/24/2024
f,h
358,914
300,000 4.675%, 11/12/2024
f,h
298,369
Total Short-Term Investments
(cost $265,474,270) 265,562,596
Total Investments (cost
$1,820,136,420) 101.2% $2,324,216,908
Other Assets and Liabilities, Net
(1.2%) (26,863,449)
Total Net Assets 100.0% $2,297,353,459
a Non-income producing security.
b All or a portion of the security is on loan.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of September 30, 2024
was $24,722,406 or 1.08% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 1,533,174
ASF VIII Sidecar (Cayman), LP  6/28/2024 774,004
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,560,000
LCP X (Offshore), LP  10/25/2023 9,960,082
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 4,640,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 1,648,133
Total lending $1,648,133
Gross amount payable upon return of
collateral for securities loaned $1,682,800
Net amounts due to counterparty $34,667
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 76,985,944 76,985,944 – –
Consumer Discretionary 129,159,799 129,159,799 – –
Consumer Staples 41,575,572 41,575,572 – –
Energy 36,661,766 36,661,766 – –
Financials 144,809,094 144,809,094 – –
Health Care 137,221,330 137,221,330 – –
Industrials 147,776,104 145,484,045 2,292,059 –
Information Technology 280,371,628 277,406,892 2,964,736 –
Materials 31,843,576 31,055,453 788,123 –
Real Estate 39,486,301 39,486,301 – –
Utilities 27,700,835 27,700,835 – –
Registered Investment Companies
U.S. Affiliated 620,177,707 620,177,707 – –
U.S. Unaffiliated 11,509,138 11,509,138 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 288,170 – 288,170 –
Mortgage-Backed Securities 56,435,042 – 56,435,042 –
U.S. Government & Agencies 45,491,683 – 45,491,683 –
Private Equity Funds
Secondary 24,722,406 – – 24,722,406
Short-Term Investments 24,843,205 – 24,843,205 –
Subtotal Investments in Securities $1,877,059,300 $1,719,233,876 $133,103,018 $24,722,406
Other Investments  * Total
Affiliated Short-Term Investments 240,719,391
U.S. Affiliated Registered Investment Cos. 204,755,417
Collateral Held for Securities Loaned 1,682,800
Subtotal Other Investments $447,157,608
Total Investments at Value $2,324,216,908
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,871,105 12,871,105 – –
Total Asset Derivatives $12,871,105 $12,871,105 $– $–
Liability Derivatives
Futures Contracts 11,440,728 10,654,867 785,861 –
Total Rate of Return Swaps 668,889 – 668,889 –
Total Liability Derivatives $12,109,617 $10,654,867 $1,454,750 $–

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   ^ Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2023
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
9/30/2024
Private Equity Funds
 Secondary $10,012,958 $- $6,202,270 $8,507,178 $- $- $- $24,722,406
Total  $10,012,958 $- $6,202,270 $8,507,178 $- $- $- $24,722,406
Investments in Securities Ending Value  9/30/2024 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $24,722,406
Adjusted reported investment of
net asset value   Fair Value adjustment** N/A
Total  $24,722,406
The following table presents Aggressive Allocation Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$24,185,922 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 December 2024 $ 1,714,495 ( $ 276)
CBOT 2-Yr. U.S. Treasury Note 34 December 2024 7,065,448 14,786
CBOT 5-Yr. U.S. Treasury Note 23 December 2024 2,525,643 1,661
CME E-mini Russell 2000 Index 7 December 2024 774,344 12,876
CME E-mini S&P 500 Index 1,653 December 2024 468,070,008 12,477,754
CME E-mini S&P Mid-Cap 400 Index 1 December 2024 306,642 8,218
CME Ultra Long Term U.S. Treasury Bond 2 December 2024 268,209 (2,021)
ICE mini MSCI EAFE Index 121 December 2024 14,695,518 355,672
Total Futures Long Contracts $ 495,420,307 $ 12,868,670
CME E-mini Russell 2000 Index (520) December 2024 ( $ 55,988,737) ( $ 2,490,463)
CME E-mini S&P Mid-Cap 400 Index (559) December 2024 (169,787,682) (6,219,058)
CME Euro Foreign Exchange Currency (159) December 2024 (22,011,659) (181,759)
Eurex Euro STOXX 50 Index (399) December 2024 (21,603,620) (785,861)
ICE US mini MSCI Emerging Markets Index (467) December 2024 (25,621,255) (1,761,290)
Ultra 10-Yr. U.S. Treasury Note (1) December 2024 (118,435) 138
Total Futures Short Contracts ( $ 295,131,388) ($11,438,293)
Total Futures Contracts $ 200,288,919 $1,430,377

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's total rate of return swap contracts held as of September 30, 2024. Investments totaling $627,446 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,298,129 ( $ 668,889) $ – ( $ 668,889)
Total Rate of Return Swaps ( $ 668,889) $ – ($668,889)

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,274 $– $– $51,788 5,077 2.2%
Core International Equity 52,529 – – 59,069 5,191 2.6
Core Low Volatility Equity 19,374 – 18,000 1,676 137 0.1
Core Mid Cap Value 63,109 – 3,000 66,453 5,670 2.9
Core Small Cap Value 24,194 – 2,000 25,769 2,235 1.1
Global Stock 79,405 4,336 – 92,720 6,085 4.0
International Allocation 146,803 4,751 – 164,950 15,969 7.2
International Index 11,899 330 – 13,429 919 0.6
Large Cap Value 105,849 4,922 – 121,183 5,036 5.3
Mid Cap Stock 125,563 2,134 – 140,343 6,491 6.1
Small Cap Stock 77,584 524 – 87,553 4,394 3.8
Total U.S. Affiliated Registered Investment
Companies 750,583 824,933 35.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 229,700 241,548 230,529 240,719 24,072 10.5
Total Affiliated Short-Term Investments 229,700 240,719 10.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 131 43,368 41,816 1,683 1,683 0.1
Total Collateral Held for Securities Loaned 131 1,683 0.1
Total Value $980,414 $1,067,335
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $7,514 $ – $–
Core International Equity – 6,540 – –
Core Low Volatility Equity 508 (206) – –
Core Mid Cap Value Fund 156 6,188 – –
Core Small Cap Value Fund 3 3,572 – –
Global Stock – 8,979 2,573 1,762
International Allocation – 13,396 – 4,750
International Index – 1,200 – 330
Large Cap Value – 10,412 3,102 1,819
Mid Cap Stock – 12,646 1,421 713
Small Cap Stock – 9,445 – 524
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% – – – 10,688
Total Income/Non Cash Income from Affiliated
Investments $20,586
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $667 $79,686 $ 7,096

All Cap Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services  6.1%
27,959 Alphabet, Inc., Class C $ 4,674,465
10,289 Meta Platforms, Inc. 5,889,835
2,010 Netflix, Inc.
a
1,425,633
Total 11,989,933
Consumer Discretionary  9.9%
30,689 Amazon.com, Inc.
a
5,718,281
8,922 Deckers Outdoor Corporation
a
1,422,613
5,646 Garmin, Ltd. 993,866
2,580 Group 1 Automotive, Inc. 988,243
4,806 Home Depot, Inc. 1,947,391
10,965 Lowe's Companies, Inc. 2,969,870
4,499 McDonald's Corporation 1,369,991
160 NVR, Inc.
a
1,569,888
1,152 Tesla, Inc.
a
301,398
1,795 Texas Roadhouse, Inc. 316,997
4,730 Tractor Supply Company 1,376,099
4,909 Wyndham Hotels & Resorts, Inc. 383,589
Total 19,358,226
Consumer Staples  5.6%
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,616,526
2,700 Casey's General Stores, Inc. 1,014,417
96,172 Coty, Inc.
a
903,055
23,160 Philip Morris International, Inc. 2,811,624
20,603 Sysco Corporation 1,608,270
12,760 Turning Point Brands, Inc. 550,594
29,520 Walmart, Inc. 2,383,740
Total 10,888,226
Energy  2.9%
6,186 ConocoPhillips 651,262
11,928 Devon Energy Corporation 466,623
3,445 Expand Energy Corporation 283,351
19,374 Exxon Mobil Corporation 2,271,020
65,266 NOV, Inc. 1,042,298
39,563 TechnipFMC plc 1,037,738
Total 5,752,292
Financials  13.8%
19,932 Ally Financial, Inc. 709,380
6,760 American Express Company 1,833,312
5,486 Ameriprise Financial, Inc. 2,577,378
5,983 Arch Capital Group, Ltd.
a
669,378
30,010 Bank of America Corporation 1,190,797
4,711 Berkshire Hathaway, Inc.
a
2,168,285
19,850 Cadence Bank 632,222
16,933 Charles Schwab Corporation 1,097,428
15,018 Equitable Holdings, Inc. 631,206
4,280 Houlihan Lokey, Inc. 676,326
9,080 Intercontinental Exchange, Inc. 1,458,611
13,838 J.P. Morgan Chase & Company 2,917,881
668 Kinsale Capital Group, Inc. 311,001
6,944 Marsh & McLennan Companies,
Inc. 1,549,137
6,000 Mastercard, Inc. 2,962,800
10,009 Northern Trust Corporation 901,110
21,029 Old National Bancorp 392,401
11,473 TPG, Inc. 660,386
5,377 Tradeweb Markets, Inc. 664,973
33,828 Wells Fargo & Company 1,910,944
1,880 Zurich Insurance Group AG 1,135,821
Total 27,050,777
Shares Common Stock  97.5% Value
Health Care  12.4%
7,356 Abbott Laboratories $ 838,658
2,696 Amgen, Inc. 868,678
17,743 AstraZeneca plc ADR 1,382,357
15,128 Boston Scientific Corporation
a
1,267,726
3,507 Cencora, Inc. 789,356
5,728 Danaher Corporation 1,592,499
2,389 Elevance Health, Inc. 1,242,280
9,270 Halozyme Therapeutics, Inc.
a
530,615
2,830 HCA Healthcare, Inc. 1,150,197
3,030 IQVIA Holding, Inc.
a
718,019
10,821 Johnson & Johnson 1,753,651
6,621 Labcorp Holdings, Inc. 1,479,661
14,266 Merck & Company, Inc. 1,620,047
13,040 Novo Nordisk AS ADR 1,552,673
8,043 Option Care Health, Inc.
a
251,746
2,434 Penumbra, Inc.
a
472,950
4,152 Repligen Corporation
a
617,901
24,637 Sanofi SA ADR 1,419,830
65,959 Teva Pharmaceutical Industries,
Ltd. ADR
a
1,188,581
4,357 UnitedHealth Group, Inc. 2,547,451
8,661 Zimmer Biomet Holdings, Inc. 934,955
Total 24,219,831
Industrials  11.7%
5,010 Advanced Drainage Systems, Inc. 787,371
12,983 Badger Infrastructure Solutions,
Ltd. 352,978
4,784 Caterpillar, Inc. 1,871,118
46,029 CSX Corporation 1,589,381
5,673 Cummins, Inc. 1,836,861
13,941 Fastenal Company 995,666
34,117 Fluor Corporation
a
1,627,722
4,076 General Dynamics Corporation 1,231,767
13,583 Howmet Aerospace, Inc. 1,361,696
13,865 Knight-Swift Transportation
Holdings, Inc. 748,017
7,917 Korn Ferry 595,675
61,913 Masterbrand, Inc.
a
1,147,867
5,811 Maximus, Inc. 541,353
2,690 Middleby Corporation
a
374,260
14,495 Moog, Inc. 2,928,280
3,653 Rockwell Automation, Inc. 980,684
5,014 Simpson Manufacturing Company,
Inc. 959,028
12,913 Timken Company 1,088,437
10,215 TransUnion 1,069,510
12,137 Uber Technologies, Inc.
a
912,217
Total 22,999,888
Information Technology  27.9%
5,260 Accenture plc 1,859,305
5,092 Adobe, Inc.
a
2,636,536
4,216 Advanced Micro Devices, Inc.
a
691,761
43,814 Apple, Inc. 10,208,662
20,237 Applied Materials, Inc. 4,088,886
4,251 Arista Networks, Inc.
a
1,631,619
7,720 Ciena Corporation
a
475,475
7,850 Crane NXT Company
b
440,385
10,416 Descartes Systems Group, Inc.
a
1,072,431
569 Fair Isaac Corporation
a
1,105,863
7,805 Guidewire Software, Inc.
a
1,427,847
7,334 International Business Machines
Corporation 1,621,401

All Cap Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.5% Value
Information Technology  27.9% - continued
9,690 Lattice Semiconductor
Corporation
a
$ 514,248
2,335 Littelfuse, Inc. 619,359
23,482 Microsoft Corporation 10,104,304
46,790 NVIDIA Corporation 5,682,178
2,146 Palo Alto Networks, Inc.
a
733,503
8,499 QUALCOMM, Inc. 1,445,255
9,712 Salesforce, Inc. 2,658,271
36,608 Samsung Electronics Company,
Ltd. 1,711,014
2,753 ServiceNow, Inc.
a
2,462,256
11,565 Shopify, Inc.
a
926,819
7,392 Trimble, Inc.
a
458,969
Total 54,576,347
Materials  2.8%
5,716 Albemarle Corporation
b
541,362
10,045 Alcoa Corporation 387,536
5,465 Celanese Corporation 743,022
19,141 Corteva, Inc. 1,125,299
10,807 Greif, Inc. 677,167
3,563 Steel Dynamics, Inc. 449,223
20,258 Summit Materials, Inc.
a
790,670
51,924 Tronox Holdings plc 759,648
Total 5,473,927
Real Estate  2.1%
6,040 Agree Realty Corporation 454,993
3,490 Alexandria Real Estate Equities,
Inc. 414,437
4,390 AvalonBay Communities, Inc. 988,848
2,686 Extra Space Storage, Inc. 483,990
5,780 FirstService Corporation 1,054,619
5,529 Prologis, Inc. 698,202
Total 4,095,089
Utilities  2.3%
6,173 ALLETE, Inc. 396,245
13,890 CenterPoint Energy, Inc. 408,644
2,485 Constellation Energy Corporation 646,150
7,265 Duke Energy Corporation 837,654
13,499 NiSource, Inc. 467,740
8,525 Public Service Enterprise Group,
Inc. 760,515
2,330 Talen Energy Corporation
a
415,299
4,640 Vistra Energy Corporation 550,026
Total 4,482,273
Total Common Stock
(cost $130,364,552) 190,886,809
Shares
Registered Investment
Companies   2.5% Value
U.S. Unaffiliated   2.5%
8,880 iShares Biotechnology ETF 1,292,928
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF 2,113,220
6,064 SPDR S&P Semiconductor ETF
b
1,456,876
Total 4,863,024
Total Registered Investment
Companies (cost $3,960,638) 4,863,024
Shares
Collateral Held for Securities
Loaned 1.2% Value
2,363,175 Thrivent Cash Management Trust $ 2,363,175
Total Collateral Held for
Securities Loaned
(cost $2,363,175) 2,363,175
Total Investments (cost
$136,688,365) 101.2% $198,113,008
Other Assets and Liabilities, Net
(1.2%) (2,417,087)
Total Net Assets 100.0% $195,695,921
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
September 30, 2024:
Securities Lending Transactions
Common Stock $ 2,295,999
Total lending $2,295,999
Gross amount payable upon return of
collateral for securities loaned $2,363,175
Net amounts due to counterparty $67,176
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,989,933 11,989,933 – –
Consumer Discretionary 19,358,226 19,358,226 – –
Consumer Staples 10,888,226 10,888,226 – –
Energy 5,752,292 5,752,292 – –
Financials 27,050,777 25,914,956 1,135,821 –
Health Care 24,219,831 24,219,831 – –
Industrials 22,999,888 22,646,910 352,978 –
Information Technology 54,576,347 52,865,333 1,711,014 –
Materials 5,473,927 5,473,927 – –
Real Estate 4,095,089 4,095,089 – –
Utilities 4,482,273 4,482,273 – –
Registered Investment Companies
U.S. Unaffiliated 4,863,024 4,863,024 – –
Subtotal Investments in Securities $195,749,833 $192,550,020 $3,199,813 $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,363,175
Subtotal Other Investments $2,363,175
Total Investments at Value $198,113,008
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $5,135 $9,802 $14,937 $– – –
Total Affiliated Short-Term Investments 5,135 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 848 25,221 23,706 2,363 2,363 1.2%
Total Collateral Held for Securities Loaned 848 2,363 1.2
Total Value $5,983 $2,363
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $0 ($0) $ – $130
Total Income/Non Cash Income from Affiliated
Investments $130
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value $0 ($0) $ –

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 46.9% Value
Asset-Backed Securities  5.0%
720 East CLO, Ltd.
$ 500,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
$ 502,417
Affirm Asset Securitization Trust
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
229,600
110,997
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
111,443
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
253,262
Anchorage Capital CLO 16, Ltd.
775,000
7.941%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
776,454
Anchorage Capital CLO 21, Ltd.
250,000
7.944%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
250,482
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.570%,  10/20/2028, Ser.
2024-2A, Class B
a
280,998
Barings CLO, Ltd.
400,000
8.694%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,b
401,230
Business Jet Securities, LLC
185,725
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
183,026
441,175
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
454,737
350,000
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
350,446
CarVal CLO I, Ltd.
275,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
275,824
CarVal CLO, Ltd.
350,000
8.982%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
351,385
Cascade Funding Mortgage Trust,
LLC
202,949
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
200,071
College Avenue Student Loans,
LLC
67,595
6.619%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
67,603
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
626,679
GMAC Mortgage Corporation
Loan Trust
24,359
5.469%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
12,884
GSAA Home Equity Trust
76,740
4.325%,  8/25/2034, Ser.
2004-10, Class M2
b
71,653
Principal
Amount Long-Term Fixed Income  46.9% Value
Asset-Backed Securities  5.0% - continued
Hertz Vehicle Financing III, LLC
$ 475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
$ 483,795
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
436,019
HTAP Issuer Trust
300,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
296,930
Madison Park Funding XVIII, Ltd.
650,000
7.444%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
650,646
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
412,335
Neuberger Berman CLO, Ltd.
350,000
8.563%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
350,347
OZLM VIII, Ltd.
300,000
7.197%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,b
300,219
Pagaya AI Debt Grantor Trust
500,000
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
501,254
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
253,476
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
255,858
Pagaya AI Debt Trust
70,316
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
70,566
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
393,353
Palmer Square Loan Funding, Ltd.
750,000
7.499%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
750,547
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
27,639
5.408%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
25,615
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,d
430,112
216,671
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,d
218,380
304,606
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,d
308,838
386,587
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,d
392,318
252,133
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,d
244,402
277,566
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,d
271,004
495,639
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
501,518

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Asset-Backed Securities  5.0% - continued
$ 250,395
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,d
$ 249,387
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
533,341
RCKT Mortgage Trust
241,149
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,d
245,011
RCO VII Mortgage, LLC
301,245
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
303,401
Sculptor CLO, Ltd.
425,000
7.944%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
425,571
Silver Point CLO 2, Ltd.
500,000
7.982%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
502,646
Stanwich Mortgage Loan
Company, LLC
64,642
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,d
64,892
Symphony CLO XX, Ltd.
500,000
8.332%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,014
TCW CLO, Ltd.
450,000
6.390%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b,e
450,078
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
254,385
Unlock HEA Trust
319,762
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
319,333
288,027
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
289,272
400,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
398,576
Upstart Securitization Trust
124,572
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
125,169
VERDE CLO, Ltd.
500,000
8.963%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
501,733
Vericrest Opportunity Loan
Transferee
207,357
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,d
201,937
259,433
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,d
253,840
359,973
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,d
341,530
205,845
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,d
198,848
150,407
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,d
149,572
358,532
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,d
336,447
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
231,721
Principal
Amount Long-Term Fixed Income  46.9% Value
Asset-Backed Securities  5.0% - continued
Whitebox CLO I, Ltd.
$ 150,000
6.659%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
$ 150,214
Whitebox CLO III, Ltd.
300,000
7.763%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,b
300,187
Whitebox CLO IV, Ltd.
500,000
7.882%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
504,342
Wind River CLO, Ltd.
200,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
200,141
Total 20,726,838
Basic Materials  0.5%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
23,000 8.625%,  6/15/2029
a
24,441
ATI, Inc.
57,000 7.250%,  8/15/2030 60,696
Cascades, Inc./Cascades USA,
Inc.
57,000 5.125%,  1/15/2026
a,f
56,450
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a,e
33,660
Chemours Company
101,000 5.750%,  11/15/2028
a
95,941
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 31,069
80,000 4.625%,  3/1/2029
a
75,523
28,000 4.875%,  3/1/2031
a
26,021
28,000 6.250%,  10/1/2040
f
25,033
Consolidated Energy Finance SA
165,000 5.625%,  10/15/2028
a
139,473
Ecolab, Inc.
54,000 2.125%,  2/1/2032 46,924
First Quantum Minerals, Ltd.
35,000 6.875%,  10/15/2027
a
34,604
FMC Corporation
36,000 5.150%,  5/18/2026 36,329
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
28,360
Glencore Funding, LLC
40,000 5.893%,  4/4/2054
a
42,071
67,000 4.000%,  3/27/2027
a
66,373
78,000 6.125%,  10/6/2028
a
82,644
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,496
Hudbay Minerals, Inc.
46,000 4.500%,  4/1/2026
a
45,499
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
33,000 9.000%,  7/1/2028
a
33,363
INEOS Finance plc
83,000 7.500%,  4/15/2029
a
86,726

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Basic Materials  0.5% - continued
International Flavors & Fragrances,
Inc.
$ 62,000 1.230%,  10/1/2025
a
$ 59,838
Mercer International, Inc.
33,000 5.125%,  2/1/2029 28,155
Methanex Corporation
43,000 4.250%,  12/1/2024 42,844
42,000 5.125%,  10/15/2027 41,559
28,000 5.250%,  12/15/2029
f
27,642
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a,f
46,851
Mosaic Company
60,000 5.375%,  11/15/2028
f
62,150
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034 61,830
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,580
29,000 4.750%,  1/30/2030
a
28,116
30,000 3.875%,  8/15/2031
a
27,425
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 85,361
OCI NV
55,000 4.625%,  10/15/2025
a
54,925
Peabody Energy Corporation,
Convertible
77,000 3.250%,  3/1/2028
f
115,115
SCIL IV, LLC/SCIL USA Holdings,
LLC
57,000 5.375%,  11/1/2026
a
56,292
Sherwin-Williams Company
39,000 4.800%,  9/1/2031 39,777
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054
a
65,302
SNF Group SACA
72,000 3.375%,  3/15/2030
a
64,886
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
68,002
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
59,820
Tronox, Inc.
28,000 4.625%,  3/15/2029
a,f
26,156
United States Steel Corporation
37,000 6.875%,  3/1/2029 37,533
Westlake Corporation
45,000 3.600%,  8/15/2026 44,379
Total 2,252,234
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
58,224
AECOM
56,000 5.125%,  3/15/2027 56,243
Amcor Finance USA, Inc.
41,000 5.625%,  5/26/2033 43,160
Amsted Industries, Inc.
52,000 5.625%,  7/1/2027
a
51,861
20,000 4.625%,  5/15/2030
a
19,103
Array Technologies, Inc.,
Convertible
84,000 1.000%,  12/1/2028 62,365
Boeing Company
40,000 6.858%,  5/1/2054
a
43,904
Principal
Amount Long-Term Fixed Income  46.9% Value
Capital Goods  1.2% - continued
$ 121,000 5.930%,  5/1/2060 $ 115,902
113,000 4.875%,  5/1/2025 112,569
52,000 2.196%,  2/4/2026 50,075
67,000 3.250%,  3/1/2028 63,174
83,000 5.150%,  5/1/2030 83,199
20,000 6.528%,  5/1/2034
a
21,465
Bombardier, Inc.
13,000 7.875%,  4/15/2027
a
13,037
60,000 6.000%,  2/15/2028
a
60,397
39,000 7.250%,  7/1/2031
a
41,230
79,000 7.000%,  6/1/2032
a,f
82,629
Brand Industrial Services, Inc.
64,000 10.375%,  8/1/2030
a
68,534
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
a
44,131
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a,f
42,501
Canpack SA/Canpack US, LLC
84,000 3.875%,  11/15/2029
a
78,654
Carrier Global Corporation
75,000 2.722%,  2/15/2030 69,339
Chart Industries, Inc.
67,000 7.500%,  1/1/2030
a
70,613
Clean Harbors, Inc.
57,000 6.375%,  2/1/2031
a
58,392
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
10,095
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 68,495
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
88,674
EquipmentShare.com, Inc.
29,000 8.625%,  5/15/2032
a
30,424
ESAB Corporation
53,000 6.250%,  4/15/2029
a
54,434
Fluor Corporation, Convertible
173,000 1.125%,  8/15/2029
f
211,233
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
a
84,515
63,000 3.500%,  9/1/2028
a
59,979
Greenbrier Companies, Inc.,
Convertible
111,000 2.875%,  4/15/2028
f
121,767
H&E Equipment Services, Inc.
88,000 3.875%,  12/15/2028
a
82,618
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,978
46,000 6.625%,  6/15/2029
a
47,646
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 83,437
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 65,177
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 65,886
Ingersoll Rand, Inc.
66,000 5.176%,  6/15/2029 68,275
20,000 5.700%,  8/14/2033 21,428
John Bean Technologies
Corporation, Convertible
116,000 25.000%,  5/15/2026 108,657

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Capital Goods  1.2% - continued
John Deere Capital Corporation
$ 38,000 4.700%,  6/10/2030 $ 39,153
69,000 4.400%,  9/8/2031 69,487
44,000 3.900%,  6/7/2032 42,960
21,000 5.150%,  9/8/2033 22,180
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,949
Lockheed Martin Corporation
54,000 5.200%,  2/15/2064 55,894
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,623
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
a
37,882
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
46,739
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
a
69,133
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
81,049
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 80,439
22,000 4.700%,  3/15/2033 22,329
OI European Group BV
57,000 4.750%,  2/15/2030
a
53,896
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 46,348
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
46,216
23,000 7.375%,  6/1/2032
a
23,489
Pactiv Evergreen Group
27,000 4.375%,  10/15/2028
a
25,862
Parker-Hannifin Corporation
36,000 4.250%,  9/15/2027 36,116
Patrick Industries, Inc., Convertible
63,000 1.750%,  12/1/2028 94,878
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,801
43,000 5.000%,  12/15/2033 44,320
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
59,538
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,534
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
a
62,360
RTX Corporation
61,000 5.750%,  1/15/2029 64,607
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,737
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
a
84,138
Spirit AeroSystems, Inc.
84,000 9.750%,  11/15/2030
a
93,660
SRM Escrow Issuer, LLC
49,000 6.000%,  11/1/2028
a
49,181
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,426
28,000 3.375%,  1/15/2031
a
24,943
Principal
Amount Long-Term Fixed Income  46.9% Value
Capital Goods  1.2% - continued
Summit Materials, LLC/Summit
Materials Finance Corporation
$ 23,000 7.250%,  1/15/2031
a
$ 24,364
Textron, Inc.
67,000 3.650%,  3/15/2027 65,956
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 67,739
TransDigm, Inc.
95,000 7.125%,  12/1/2031
a
100,478
79,000 6.625%,  3/1/2032
a
82,266
Trivium Packaging Finance
42,000 5.500%,  8/15/2026
a
41,836
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 69,482
85,000 4.000%,  7/15/2030 80,331
Veralto Corporation
39,000 5.350%,  9/18/2028 40,614
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 19,199
WESCO Distribution, Inc.
54,000 7.250%,  6/15/2028
a
55,296
28,000 6.375%,  3/15/2029
a
28,927
20,000 6.625%,  3/15/2032
a
20,832
Total 4,962,606
Collateralized Mortgage Obligations  5.0%
A&D Mortgage Trust
211,179
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
214,653
469,286
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
476,340
398,601
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
400,483
Banc of America Alternative Loan
Trust
185,680
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 165,985
Banc of America Mortgage
Securities Trust
22,287
5.993%,  9/25/2035, Ser.
2005-H, Class 2A1
b
19,881
54,697
6.397%,  9/25/2035, Ser.
2005-H, Class 3A1
b
51,718
Bear Stearns Adjustable Rate
Mortgage Trust
45,316
5.656%,  1/25/2034, Ser.
2003-8, Class 5A
b
39,425
CAFL Issuer, LLC
210,336
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,d
208,168
CHL Mortgage Pass-Through Trust
26,813
6.402%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
25,893
175,326
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 78,910
CHNGE Mortgage Trust
219,062
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
210,401
254,867
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
254,179
273,103
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
273,874
383,268
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
382,406

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.0% -
continued
$ 254,533
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
$ 256,806
401,063
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
399,329
CIM Trust
410,595
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
414,394
Citigroup Mortgage Loan Trust,
Inc.
67,399
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 65,880
161,128
5.206%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
144,591
COLT Mortgage Loan Trust
324,877
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
328,980
Countrywide Home Loan
Mortgage Pass Through Trust
380,608
4.686%,  11/25/2035, Ser.
2005-22, Class 2A1
b
314,632
Credit Suisse Mortgage Trust
266,743
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
267,287
202,495
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
176,615
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
114,465
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 104,753
76,963
4.499%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
68,542
Federal Home Loan Mortgage
Corporation
333,899
3.500%,  8/15/2035, Ser.
345, Class C8
g
32,335
Federal Home Loan Mortgage
Corporation - REMIC
575,903
4.000%,  1/25/2051, Ser.
5249, Class LA 566,611
391,805
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 325,852
106,010
3.000%,  5/15/2027, Ser.
4046, Class GI
g
2,297
228,246
3.500%,  10/15/2032, Ser.
4119, Class KI
g
19,173
229,392
3.000%,  4/15/2033, Ser.
4203, Class DI
g
10,010
Federal National Mortgage
Association - REMIC
345,150
4.500%,  6/25/2052, Ser.
2022-43, Class MA 345,905
152,352
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
3,571
121,229
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
2,817
176,704
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
2,704
339,685
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
9,445
283,086
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
7,298
95,863
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
2,430
Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.0% -
continued
$ 252,676
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
$ 5,952
129,602
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
3,788
241,637
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
5,414
122,800
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
3,625
92,296
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
1,124
246,781
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
19,301
Flagstar Mortgage Trust
137,712
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
124,672
GCAT Trust
729,680
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
740,275
277,611
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
267,390
327,825
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,d
326,445
589,152
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
593,847
GMAC Mortgage Corporation
Loan Trust
70,037
3.868%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
59,920
GMACM Mortgage Loan Trust
23,335
3.656%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
20,738
GS Mortgage-Backed Securities
Trust
493,982
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
492,304
Home RE, Ltd.
350,000
9.880%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
364,433
325,000
8.780%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
329,078
IndyMac INDA Mortgage Loan
Trust
490,503
3.800%,  8/25/2036, Ser.
2006-AR1, Class A1
b
392,063
J.P. Morgan Mortgage Trust
187,081
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
158,906
479,476
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
476,543
77,380
5.203%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
55,688
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
356,909
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
304,864
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
509,817
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
203,921
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
506,375

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.0% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 248,235
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 89,411
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
253,392
MortgageIT Securities Corporation
Mortgage Loan Trust
543,428
5.429%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
447,099
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
253,580
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
304,409
Preston Ridge Partners Mortgage
Trust, LLC
320,241
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
315,427
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
280,234
276,926
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
278,949
500,000
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d,e,h
500,000
PRKCM Trust
377,205
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
380,695
306,408
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
314,304
Radnor Re, Ltd.
550,000
8.496%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
549,984
Residential Accredit Loans, Inc.
Trust
72,984
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 64,879
72,870
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 59,120
Residential Asset Securitization
Trust
96,062
4.948%,  1/25/2034, Ser.
2004-IP1, Class A1
b
91,905
Residential Funding Mortgage
Security I Trust
142,789
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 115,223
ROC Securities Trust Series
210,899
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
210,468
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
304,712
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
659,731
Structured Adjustable Rate
Mortgage Loan Trust
47,510
5.238%,  7/25/2035, Ser.
2005-15, Class 4A1
b
40,872
Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.0% -
continued
Toorak Mortgage Trust
$ 400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
$ 405,436
Triangle Re, Ltd.
450,000
8.680%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
457,955
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,d
304,372
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
552,042
Verus Securitization Trust
247,313
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
222,746
496,671
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
500,306
Total 20,955,216
Commercial Mortgage-Backed Securities  0.5%
BANK5 2023-5YR1
475,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
495,825
BBCMS Mortgage Trust
2,240,222
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
164,196
Benchmark Mortgage Trust
450,000
6.064%,  8/15/2057, Ser.
2024-V9, Class AS
b
469,958
Silver Hill Trust
35,939
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
34,913
Velocity Commercial Capital Loan
Trust
296,590
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
302,082
284,954
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
291,377
360,916
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
376,471
Total 2,134,822
Communications Services  1.4%
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
14,387
AMC Networks, Inc., Convertible
19,000 4.250%,  2/15/2029
a
17,480
American Tower Corporation
73,000 4.400%,  2/15/2026 72,927
44,000 1.450%,  9/15/2026 41,658
59,000 5.500%,  3/15/2028 61,102
41,000 5.800%,  11/15/2028 43,071
57,000 3.800%,  8/15/2029 55,456
AT&T, Inc.
202,000 3.550%,  9/15/2055 147,750
131,000 4.300%,  2/15/2030 130,841
41,000 5.400%,  2/15/2034 43,020
Bell Telephone Company of
Canada
85,000 5.550%,  2/15/2054 88,788
40,000 5.100%,  5/11/2033 40,870
Cable One, Inc., Convertible
42,000 1.125%,  3/15/2028 33,794

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Communications Services  1.4% - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 150,000 5.125%,  5/1/2027
a
$ 147,632
12,000 5.000%,  2/1/2028
a
11,673
30,000 5.375%,  6/1/2029
a
28,911
64,000 4.250%,  2/1/2031
a
56,431
246,000 4.750%,  2/1/2032
a
216,794
63,000 4.250%,  1/15/2034
a
51,676
CenterPoint Energy, Inc.,
Convertible
3,760 3.369%,  9/15/2029 140,887
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
37,000 6.150%,  11/10/2026 38,029
67,000 5.050%,  3/30/2029 66,650
64,000 6.550%,  6/1/2034 66,571
Clear Channel Outdoor Holdings,
Inc.
14,000 7.875%,  4/1/2030
a
14,640
Clear Channel Worldwide
Holdings, Inc.
79,000 5.125%,  8/15/2027
a
77,665
Comcast Corporation
119,000 5.650%,  6/1/2054 127,084
95,000 3.400%,  4/1/2030 91,139
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 59,013
24,000 4.900%,  9/1/2029 24,395
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 136,453
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
149,000 5.875%,  8/15/2027
a
146,293
Frontier Communications
Holdings, LLC
86,000 5.875%,  10/15/2027
a
86,350
28,000 8.625%,  3/15/2031
a
30,186
GCI, LLC
74,000 4.750%,  10/15/2028
a
71,062
Gray Television, Inc.
44,000 7.000%,  5/15/2027
a,f
43,248
79,000 10.500%,  7/15/2029
a,f
82,513
Iliad Holding SASU
20,000 6.500%,  10/15/2026
a,f
20,218
73,000 8.500%,  4/15/2031
a
78,519
Intelsat Jackson Holdings SA
74,000 6.500%,  3/15/2030
a
70,801
Lamar Media Corporation
41,000 3.625%,  1/15/2031 37,472
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
a
105,228
Level 3 Financing, Inc.
27,737 10.500%,  4/15/2029
a
30,235
27,737 11.000%,  11/15/2029
a
30,721
36,000 10.500%,  5/15/2030
a
38,745
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
82,024
Meta Platforms, Inc.
70,000 5.550%,  8/15/2064 74,765
41,000 3.850%,  8/15/2032 39,856
Principal
Amount Long-Term Fixed Income  46.9% Value
Communications Services  1.4% - continued
$ 68,000 4.750%,  8/15/2034 $ 69,407
News Corporation
46,000 3.875%,  5/15/2029
a
43,508
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,678
28,000 4.750%,  11/1/2028
a,f
26,752
Optics Bidco SPA
67,000 6.000%,  9/30/2034
a
67,825
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
35,000 4.625%,  3/15/2030
a
33,257
Paramount Global
99,000 6.375%,  3/30/2062
b
91,574
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
a
55,983
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,094
60,000 5.000%,  2/15/2029 61,230
98,000 5.300%,  2/15/2034 99,701
Scripps Escrow II, Inc.
27,000 3.875%,  1/15/2029
a,f
20,116
Sinclair Television Group, Inc.
26,000 4.125%,  12/1/2030
a,f
20,280
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
83,621
50,000 4.000%,  7/15/2028
a
47,172
35,000 4.125%,  7/1/2030
a
31,741
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 149,579
61,000 8.750%,  3/15/2032 75,635
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 54,559
TEGNA, Inc.
89,000 4.625%,  3/15/2028 84,924
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 41,436
70,000 5.250%,  6/15/2055 69,654
77,000 3.375%,  4/15/2029 73,901
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
86,000 4.750%,  4/15/2028
a
79,778
Univision Communications, Inc.
12,000 8.500%,  7/31/2031
a
12,027
11,000 8.000%,  8/15/2028
a
11,247
94,000 4.500%,  5/1/2029
a
83,972
42,000 7.375%,  6/30/2030
a
40,647
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
12,271
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054 48,223
67,000 3.150%,  3/22/2030 63,137
88,000 2.355%,  3/15/2032 75,816
68,000 4.780%,  2/15/2035
a
67,902
Viasat, Inc.
45,000 6.500%,  7/15/2028
a,f
35,312
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
29,904
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
69,055
VMED O2 UK Financing I plc
33,000 4.750%,  7/15/2031
a
29,371
29,000 7.750%,  4/15/2032
a
29,768

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Communications Services  1.4% - continued
Vodafone Group plc
$ 42,000 5.125%,  6/4/2081
b
$ 34,596
66,000 5.750%,  6/28/2054 68,326
37,000 5.875%,  6/28/2064 38,162
62,000 7.000%,  4/4/2079
b
65,405
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
a
89,264
Walt Disney Company
37,000 3.800%,  3/22/2030 36,402
Warnermedia Holdings, Inc.
136,000 4.054%,  3/15/2029 128,838
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
31,000 7.750%,  8/15/2028
a
31,029
20,000 8.250%,  10/1/2031
a,e
20,333
Zegona Finance plc
51,000 8.625%,  7/15/2029
a
54,442
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a,f
30,419
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,507
Total 5,913,803
Consumer Cyclical  2.0%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
37,889
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
a,f
47,745
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
67,696
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
a
93,840
50,000 4.625%,  6/1/2028
a
47,008
Allison Transmission, Inc.
48,000 3.750%,  1/30/2031
a,f
43,641
American Axle & Manufacturing,
Inc.
28,000 6.875%,  7/1/2028 27,954
79,000 5.000%,  10/1/2029
f
72,532
American Honda Finance
Corporation
86,000 5.050%,  7/10/2031 88,521
61,000 4.900%,  1/10/2034 62,046
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a,f
13,934
Arko Corporation
46,000 5.125%,  11/15/2029
a,f
42,727
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
45,517
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
43,197
25,000 4.625%,  4/1/2030
a
23,952
Aston Martin Capital Holdings, Ltd.
36,000 10.000%,  3/31/2029
a
35,326
Beazer Homes USA, Inc.
48,000 7.500%,  3/15/2031
a
49,807
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  2.0% - continued
Best Buy Company, Inc.
$ 45,000 1.950%,  10/1/2030 $ 39,160
Booking Holdings, Inc.,
Convertible
70,000 0.750%,  5/1/2025 156,606
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
62,065
Boyne USA, Inc.
46,000 4.750%,  5/15/2029
a
44,221
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
41,000 4.875%,  2/15/2030
a
38,597
Burlington Stores, Inc., Convertible
82,000 2.250%,  4/15/2025 102,131
59,000 1.250%,  12/15/2027 83,101
Caesars Entertainment, Inc.
110,000 4.625%,  10/15/2029
a,f
104,634
34,000 6.500%,  2/15/2032
a
35,170
Carnival Corporation
70,000 7.625%,  3/1/2026
a
70,648
116,000 5.750%,  3/1/2027
a
117,479
67,000 4.000%,  8/1/2028
a
64,710
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,960
68,000 5.250%,  7/15/2029 66,813
Choice Hotels International, Inc.
30,000 3.700%,  12/1/2029
f
28,476
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
a
44,122
35,000 6.750%,  5/1/2031
a
36,143
Clarios Global, LP/Clarios US
Finance Company, Inc.
67,000 6.750%,  5/15/2028
a
69,061
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
26,471
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,127
Dana, Inc.
28,000 5.625%,  6/15/2028 27,453
42,000 4.250%,  9/1/2030 37,711
41,000 4.500%,  2/15/2032 36,361
eG Global Finance plc
14,000 12.000%,  11/30/2028
a,f
15,625
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 63,180
Expedia Group, Inc., Convertible
98,000 Zero Coupon,  2/15/2026 93,541
Ford Motor Company, Convertible
170,000 Zero Coupon,  3/15/2026 166,345
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 68,986
68,000 7.122%,  11/7/2033 73,515
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
27,377
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,090

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  2.0% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 39,000 7.750%,  5/31/2032
a
$ 39,912
General Motors Financial
Company, Inc.
50,000 1.200%,  10/15/2024 49,919
130,000 2.900%,  2/26/2025 128,920
35,000 2.750%,  6/20/2025 34,438
61,000 5.800%,  6/23/2028 63,287
48,000 5.800%,  1/7/2029 49,925
66,000 4.900%,  10/6/2029 66,075
28,000 5.750%,  2/8/2031 28,950
92,000 5.950%,  4/4/2034 95,214
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
28,000 3.500%,  3/1/2029
a
26,272
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 27,347
45,000 5.000%,  7/15/2029
f
41,388
Hanesbrands, Inc.
32,000 4.875%,  5/15/2026
a
31,719
Harley-Davidson Financial
Services, Inc.
61,000 5.950%,  6/11/2029
a
62,477
Hilton Domestic Operating
Company, Inc.
86,000 4.875%,  1/15/2030 84,859
14,000 4.000%,  5/1/2031
a
13,091
80,000 3.625%,  2/15/2032
a
72,274
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
99,000 5.000%,  6/1/2029
a
94,055
Home Depot, Inc.
34,000 5.300%,  6/25/2054 35,733
34,000 5.400%,  6/25/2064 35,999
62,000 3.250%,  4/15/2032 58,017
Hyundai Capital America
67,000 3.000%,  2/10/2027
a,f
64,876
40,000 6.500%,  1/16/2029
a
42,911
International Game Technology plc
68,000 5.250%,  1/15/2029
a
67,737
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
a
37,930
Jaguar Land Rover Automotive plc
33,000 5.500%,  7/15/2029
a,f
32,607
KB Home
60,000 4.800%,  11/15/2029 59,201
33,000 4.000%,  6/15/2031 30,523
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
137,624
20,000 6.875%,  11/1/2035 20,840
Las Vegas Sands Corporation
41,000 5.900%,  6/1/2027 42,103
Light & Wonder International, Inc.
66,000 7.250%,  11/15/2029
a
68,285
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
30,562
Live Nation Entertainment, Inc.,
Convertible
66,000 2.000%,  2/15/2025
f
71,388
171,000 3.125%,  1/15/2029
f
210,285
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 101,287
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  2.0% - continued
Macy's Retail Holdings, LLC
$ 55,000 5.875%,  4/1/2029
a,f
$ 54,285
27,000 6.125%,  3/15/2032
a
26,169
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 40,819
67,000 4.625%,  6/15/2030 67,625
Marriott Vacations Worldwide
Corporation, Convertible
65,000 Zero Coupon,  1/15/2026 60,320
123,000 3.250%,  12/15/2027 113,283
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
54,676
McDonald's Corporation
39,000 4.950%,  8/14/2033 40,533
Melco Resorts Finance, Ltd.
77,000 5.375%,  12/4/2029
a
71,932
70,000 7.625%,  4/17/2032
a
72,158
Meritage Homes Corporation,
Convertible
73,000 1.750%,  5/15/2028
a
83,110
Michaels Companies, Inc.
41,000 5.250%,  5/1/2028
a
30,262
NCL Corporation, Ltd.
32,000 5.875%,  3/15/2026
a
32,002
73,000 5.875%,  2/15/2027
a
73,258
Nordstrom, Inc.
28,000 4.375%,  4/1/2030
f
25,688
39,000 4.250%,  8/1/2031 34,352
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,f
63,777
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
115,046
25,000 7.750%,  2/15/2029
a
24,679
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
90,000 5.750%,  4/15/2026
a
90,411
QVC, Inc.
17,000 6.875%,  4/15/2029
a,f
14,118
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,835
48,000 9.750%,  4/15/2029
a
52,380
Royal Caribbean Cruises, Ltd.
127,000 4.250%,  7/1/2026
a
125,567
16,000 5.625%,  9/30/2031
a
16,210
S&S Holdings, LLC
22,000 8.375%,  10/1/2031
a,e
22,151
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
16,000 6.625%,  3/1/2030
a
15,879
SeaWorld Parks and
Entertainment, Inc.
67,000 5.250%,  8/15/2029
a
65,382
Service Corporation International/
US
28,000 3.375%,  8/15/2030 25,376
38,000 5.750%,  10/15/2032 38,249
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a,f
14,500
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
14,000 6.625%,  5/1/2032
a
14,498

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  2.0% - continued
Six Flags Theme Parks, Inc.
$ 14,000 7.000%,  7/1/2025
a,f
$ 14,011
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
32,313
Staples, Inc.
56,000 10.750%,  9/1/2029
a
54,337
Station Casinos, LLC
53,000 4.625%,  12/1/2031
a
49,148
Tenneco, Inc.
91,000 8.000%,  11/17/2028
a
84,442
Toyota Motor Credit Corporation
40,000 5.550%,  11/20/2030 42,739
40,000 4.800%,  1/5/2034 40,786
Tractor Supply Company
41,000 5.250%,  5/15/2033 42,666
Uber Technologies, Inc.
48,000 5.350%,  9/15/2054 47,606
52,000 4.800%,  9/15/2034 51,928
Uber Technologies, Inc.,
Convertible
79,000 Zero Coupon,  12/15/2025 87,098
166,000 0.875%,  12/1/2028
a
207,832
Vail Resorts, Inc., Convertible
81,000 Zero Coupon,  1/1/2026 76,343
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
152,585
Victoria's Secret & Company
65,000 4.625%,  7/15/2029
a
57,408
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
a
141,901
Volkswagen Group of America
Finance, LLC
17,000 3.350%,  5/13/2025
a
16,837
Wabash National Corporation
43,000 4.500%,  10/15/2028
a
39,393
Walgreens Boots Alliance, Inc.
49,000 3.200%,  4/15/2030 39,753
21,000 4.800%,  11/18/2044
f
15,714
WASH Multifamily Acquisition, Inc.
43,000 5.750%,  4/15/2026
a
42,766
Wyndham Hotels & Resorts, Inc.
73,000 4.375%,  8/15/2028
a
70,417
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
71,207
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
a
103,764
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
a
49,755
Total 8,103,520
Consumer Non-Cyclical  2.1%
1375209 B.C., Ltd.
28,000 9.000%,  1/30/2028
a,f
27,751
AbbVie, Inc.
100,000 5.500%,  3/15/2064 106,775
60,000 5.350%,  3/15/2044 63,292
AdaptHealth, LLC
120,000 4.625%,  8/1/2029
a
111,132
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.1% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 94,000 4.625%,  1/15/2027
a
$ 91,449
93,000 3.500%,  3/15/2029
a
86,715
Altria Group, Inc.
40,000 6.200%,  11/1/2028 42,584
Amgen, Inc.
60,000 5.150%,  3/2/2028 61,783
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.750%,  1/23/2029 92,345
119,000 5.000%,  6/15/2034 124,018
ANI Pharmaceuticals, Inc.,
Convertible
87,000 2.250%,  9/1/2029
a
91,622
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 41,192
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 83,095
59,000 5.000%,  2/26/2034 61,614
B&G Foods, Inc.
55,000 8.000%,  9/15/2028
a
57,533
BAT Capital Corporation
45,000 6.343%,  8/2/2030 48,707
43,000 7.750%,  10/19/2032 50,877
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,920
Bausch Health Companies, Inc.
47,000 5.500%,  11/1/2025
a,f
45,915
102,000 4.875%,  6/1/2028
a,f
79,815
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,489
67,000 2.823%,  5/20/2030 61,813
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
a
51,282
BioMarin Pharmaceutical, Inc.,
Convertible
138,000 1.250%,  5/15/2027
f
131,169
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 59,534
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 84,751
41,000 5.750%,  2/1/2031 44,404
20,000 5.900%,  11/15/2033 22,101
Bunge, Ltd. Finance Corporation
14,000 4.650%,  9/17/2034 13,970
Campbell Soup Company
124,000 5.400%,  3/21/2034 130,032
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
68,613
Catalent Pharma Solutions, Inc.
34,000 3.125%,  2/15/2029
a
33,398
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a,e
22,021
Central Garden & Pet Company
64,000 4.125%,  10/15/2030
f
59,498
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
30,421

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.1% - continued
Chefs' Warehouse, Inc.,
Convertible
$ 67,000 2.375%,  12/15/2028 $ 78,387
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,699
Chobani, LLC/Chobani Finance
Corporation, Inc.
24,000 4.625%,  11/15/2028
a
23,373
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
a
62,980
19,000 8.000%,  12/15/2027
a
19,061
30,000 6.000%,  1/15/2029
a
29,124
53,000 5.250%,  5/15/2030
a
48,776
37,000 4.750%,  2/15/2031
a
32,525
39,000 10.875%,  1/15/2032
a
42,977
Cigna Group
40,000 5.600%,  2/15/2054 41,305
51,000 2.400%,  3/15/2030 46,183
Coca-Cola Company
40,000 5.300%,  5/13/2054 42,606
Concentra Escrow Issuer
Corporation
24,000 6.875%,  7/15/2032
a
25,236
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 40,727
90,000 3.150%,  8/1/2029 85,386
16,000 4.900%,  5/1/2033 16,167
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
a
84,105
CVS Health Corporation
80,000 6.050%,  6/1/2054 83,463
41,000 5.000%,  2/20/2026 41,280
35,000 4.300%,  3/25/2028 34,906
120,000 4.780%,  3/25/2038 113,221
127,000 6.000%,  6/1/2044 131,264
Diageo Capital plc
45,000 2.000%,  4/29/2030 40,108
60,000 5.625%,  10/5/2033 64,659
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,707
Eli Lilly & Company
80,000 5.000%,  2/9/2054 81,334
82,000 4.700%,  2/27/2033 84,359
Embecta Corporation
23,000 6.750%,  2/15/2030
a,f
21,781
Encompass Health Corporation
37,000 4.500%,  2/1/2028 36,316
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a,f
30,003
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
33,962
17,000 4.375%,  3/31/2029
a
16,099
Envista Holdings Corporation,
Convertible
8,000 2.375%,  6/1/2025 8,686
82,000 1.750%,  8/15/2028 74,056
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
a,f
23,151
GE HealthCare Technologies, Inc.
59,000 6.377%,  11/22/2052 68,989
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.1% - continued
General Mills, Inc.
$ 16,000 4.950%,  3/29/2033 $ 16,412
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 48,517
HCA, Inc.
34,000 5.950%,  9/15/2054 35,717
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
28,000 7.875%,  9/1/2025
a,f
27,896
HLF Financing SARL, LLC/
Herbalife International, Inc.
51,000 4.875%,  6/1/2029
a
32,088
Insulet Corporation, Convertible
192,000 0.375%,  9/1/2026 229,152
Integer Holdings Corporation,
Convertible
148,000 2.125%,  2/15/2028 233,322
Jazz Investments I, Ltd.,
Convertible
269,000 2.000%,  6/15/2026 268,058
127,000 3.125%,  9/15/2030
a
132,270
Jazz Securities DAC
21,000 4.375%,  1/15/2029
a
20,309
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
107,000 2.500%,  1/15/2027 102,370
52,000 3.625%,  1/15/2032 47,541
Johnson & Johnson
80,000 5.250%,  6/1/2054 86,647
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,956
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 66,065
78,000 5.300%,  3/15/2034 81,596
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 46,362
Kroger Company
37,000 4.500%,  1/15/2029 37,379
LifePoint Health, Inc.
55,000 9.875%,  8/15/2030
a
60,555
34,000 11.000%,  10/15/2030
a
38,365
Mattel, Inc.
124,000 3.375%,  4/1/2026
a
121,215
Medline Borrower, LP/Medline Co-
Issuer, Inc.
63,000 6.250%,  4/1/2029
a
64,911
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 41,228
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
a
84,262
30,000 5.250%,  10/1/2029
a
29,435
MPH Acquisition Holdings, LLC
27,000 5.500%,  9/1/2028
a
19,468
Newell Brands, Inc.
29,000 6.375%,  9/15/2027
f
29,331
29,000 6.625%,  9/15/2029 29,361
Novartis Capital Corporation
87,000 4.700%,  9/18/2054 85,142
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
37,502

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.1% - continued
$ 109,000 5.125%,  4/30/2031
a,f
$ 102,691
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
a,f
47,564
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 79,337
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
39,940
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 45,775
Philip Morris International, Inc.
82,000 4.875%,  2/15/2028 83,829
43,000 5.625%,  11/17/2029 45,662
40,000 5.125%,  2/13/2031 41,576
43,000 5.750%,  11/17/2032 46,216
60,000 5.250%,  2/13/2034 62,311
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
40,188
56,000 4.500%,  9/15/2031
a
52,316
33,000 6.250%,  10/15/2034
a,e
33,208
Post Holdings, Inc., Convertible
146,000 2.500%,  8/15/2027 173,594
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
60,938
45,000 1.930%,  12/13/2028
a
41,418
62,000 2.076%,  12/13/2031
a
53,556
Royalty Pharma plc
105,000 1.200%,  9/2/2025 101,705
54,000 5.150%,  9/2/2029 55,387
Scotts Miracle-Gro Company
21,000 4.500%,  10/15/2029 20,194
Simmons Foods, Inc.
111,000 4.625%,  3/1/2029
a
105,313
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,117
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
5,253
Spectrum Brands, Inc.,
Convertible
86,000 3.375%,  6/1/2029
a
89,031
Star Parent, Inc.
27,000 9.000%,  10/1/2030
a
28,987
Sysco Corporation
38,000 5.950%,  4/1/2030 40,800
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054 108,173
89,000 5.000%,  11/26/2028 91,247
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 141,463
76,000 4.375%,  1/15/2030 72,917
68,000 6.750%,  5/15/2031 70,881
Teva Pharmaceutical Finance
Netherlands III BV
62,000 3.150%,  10/1/2026 59,595
Topgolf Callaway Brands
Corporation, Convertible
65,000 2.750%,  5/1/2026 66,040
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 52,573
US Acute Care Solutions, LLC
28,000 9.750%,  5/15/2029
a
29,001
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.1% - continued
Varex Imaging Corporation,
Convertible
$ 4,000 4.000%,  6/1/2025 $ 3,972
Viterra Finance BV
83,000 3.200%,  4/21/2031
a
75,914
Winnebago Industries, Inc.,
Convertible
89,000 3.250%,  1/15/2030
a
87,265
Wyeth, LLC
99,000 6.500%,  2/1/2034 114,042
Zoetis, Inc.
62,000 5.600%,  11/16/2032 66,394
Total 8,772,406
Energy  1.7%
Aethon United BR, LP/Aethon
United Finance Corporation
22,000 7.500%,  10/1/2029
a,e
22,291
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
56,401
Apache Corporation
61,000 4.375%,  10/15/2028 59,847
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,149
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
57,000 8.250%,  12/31/2028
a
58,395
28,000 5.875%,  6/30/2029
a
27,661
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
a
59,076
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,781
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 107,384
61,000 4.812%,  2/13/2033 61,816
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,i
50,447
56,000 6.450%,  12/1/2033
b,i
58,908
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
37,823
55,000 6.875%,  7/1/2029
a
56,351
California Resources Corporation
34,000 8.250%,  6/15/2029
a
34,649
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 44,385
44,000 3.250%,  1/31/2032 39,346
55,000 5.950%,  6/30/2033 58,198
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034
a
36,211
Civitas Resources, Inc.
39,000 8.375%,  7/1/2028
a
40,539
74,000 8.750%,  7/1/2031
a
78,332
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
33,179
CNX Resources Corporation,
Convertible
103,000 2.250%,  5/1/2026 262,650
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,879

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.7% - continued
$ 81,000 6.042%,  8/15/2028
a
$ 84,693
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
53,528
43,000 5.875%,  1/15/2030
a
40,209
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
a
51,984
Crescent Energy Finance, LLC
85,000 7.625%,  4/1/2032
a
85,027
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
65,233
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,987
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 94,721
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
a
43,044
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
61,811
56,000 7.625%,  1/15/2083
b
59,817
60,000 5.950%,  4/5/2054 63,457
20,000 5.700%,  3/8/2033 21,079
Enerflex, Ltd.
21,000 9.000%,  10/15/2027
a
21,664
Energy Transfer, LP
40,000 5.950%,  5/15/2054 40,938
101,000 8.000%,  5/15/2054
b
108,673
40,000 6.050%,  9/1/2054 41,438
53,000 6.750%,  5/15/2025
b,i
52,722
41,000 4.400%,  3/15/2027 41,065
17,000 7.125%,  5/15/2030
b,i
17,366
40,000 6.400%,  12/1/2030 43,576
41,000 5.600%,  9/1/2034 42,596
Enterprise Products Operating,
LLC
49,000 5.550%,  2/16/2055 50,618
45,000 4.150%,  10/16/2028 44,974
EQM Midstream Partners, LP
124,000 4.750%,  1/15/2031
a
120,070
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,305
68,000 7.875%,  5/15/2032 69,234
Harvest Midstream I, LP
68,000 7.500%,  9/1/2028
a
69,586
Hess Midstream Operations, LP
63,000 4.250%,  2/15/2030
a
60,155
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
68,099
28,000 6.000%,  4/15/2030
a
27,292
48,000 6.250%,  4/15/2032
a
46,720
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
81,820
ITT Holdings, LLC
53,000 6.500%,  8/1/2029
a
50,210
Kinder Morgan, Inc.
68,000 5.950%,  8/1/2054 70,568
Kodiak Gas Services, LLC
34,000 7.250%,  2/15/2029
a
35,187
Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.7% - continued
Laredo Petroleum, Inc.
$ 48,000 7.750%,  7/31/2029
a,f
$ 47,757
MEG Energy Corporation
39,000 5.875%,  2/1/2029
a
38,152
MPLX, LP
113,000 1.750%,  3/1/2026 108,821
20,000 5.000%,  3/1/2033 20,011
56,000 5.500%,  6/1/2034 57,533
Nabors Industries, Inc.
28,000 7.375%,  5/15/2027
a
28,062
71,000 9.125%,  1/31/2030
a
73,222
National Fuel Gas Company
90,000 5.500%,  1/15/2026
f
90,812
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,583
34,000 8.375%,  2/15/2032
a
35,039
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
28,890
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
a
59,395
Northern Oil and Gas, Inc.,
Convertible
148,000 3.625%,  4/15/2029 168,942
NuStar Logistics, LP
55,000 6.375%,  10/1/2030 57,069
Occidental Petroleum Corporation
22,000 5.000%,  8/1/2027 22,303
80,000 8.875%,  7/15/2030 94,366
ONEOK, Inc.
67,000 5.700%,  11/1/2054 66,619
41,000 5.650%,  11/1/2028 42,853
40,000 4.750%,  10/15/2031 40,000
Ovintiv, Inc.
47,000 5.650%,  5/15/2028 48,484
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 43,433
Permian Resources Operating,
LLC, Convertible
44,000 3.250%,  4/1/2028 104,350
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 49,974
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 92,852
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,462
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
28,940
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
44,372
Rockies Express Pipeline, LLC
71,000 4.950%,  7/15/2029
a
67,903
Saturn Oil & Gas, Inc.
34,000 9.625%,  6/15/2029
a
33,590
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
29,005
SM Energy Company
35,000 6.500%,  7/15/2028 34,962
19,000 7.000%,  8/1/2032
a
19,073

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.7% - continued
South Bow USA Infrastructure
Holdings, LLC
$ 15,000 5.584%,  10/1/2034
a
$ 15,144
Southwestern Energy Company
33,000 4.750%,  2/1/2032 31,568
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027 27,952
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 45,129
Sunoco, LP
83,000 7.000%,  5/1/2029
a
86,720
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,220
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
51,313
42,000 7.375%,  2/15/2029
a
42,474
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
29,860
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 105,220
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
a
49,226
TGNR Intermediate Holdings, LLC
60,000 5.500%,  10/15/2029
a
57,007
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 124,013
TransCanada Trust
105,000 5.875%,  8/15/2076
b
104,248
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
a
56,651
Transocean, Inc.
62,050 8.750%,  2/15/2030
a
64,695
UGI Corporation, Convertible
56,000 5.000%,  6/1/2028
a
59,558
USA Compression Partners, LP/
USA Compression Finance
Corporation
48,000 7.125%,  3/15/2029
a
49,438
Valaris, Ltd.
57,000 8.375%,  4/30/2030
a
58,710
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
a
63,317
40,000 4.125%,  8/15/2031
a
37,189
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
107,380
43,000 9.000%,  9/30/2029
a,b,i
43,586
117,000 8.375%,  6/1/2031
a
123,543
105,000 9.875%,  2/1/2032
a
116,675
Viridien SA
14,000 8.750%,  4/1/2027
a,f
13,644
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 72,139
45,000 2.600%,  3/15/2031 39,765
Total 6,864,377
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3%
Acrisure, LLC/Acrisure Finance,
Inc.
$ 19,000 4.250%,  2/15/2029
a
$ 17,949
28,000 7.500%,  11/6/2030
a
28,815
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
33,999
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,471
63,000 6.500%,  7/15/2025 63,644
114,000 3.000%,  10/29/2028 107,689
Agree, LP
39,000 5.625%,  6/15/2034 40,799
Air Lease Corporation
32,000 2.300%,  2/1/2025 31,683
24,000 3.375%,  7/1/2025 23,718
64,000 4.650%,  6/15/2026
b,i
62,386
45,000 3.125%,  12/1/2030 41,178
Aircastle, Ltd.
55,000 5.250%,  6/15/2026
a,b,i
54,587
45,000 2.850%,  1/26/2028
a
42,093
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
26,805
58,000 6.750%,  4/15/2028
a
58,939
39,000 7.000%,  1/15/2031
a
40,076
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,i
76,687
108,000 8.000%,  11/1/2031 122,269
43,000 6.700%,  2/14/2033
f
43,976
American Express Company
50,000 3.550%,  9/15/2026
b,i
47,384
102,000 2.550%,  3/4/2027 98,470
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 38,649
American International Group, Inc.
81,000 5.125%,  3/27/2033 83,474
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,561
67,000 4.875%,  6/30/2029
a
64,246
Aon North America, Inc.
80,000 5.750%,  3/1/2054 84,747
Apollo Debt Solutions BDC
55,000 6.700%,  7/29/2031
a,f
56,662
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 8,130
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,923
104,000 2.150%,  7/15/2026 98,829
48,000 5.875%,  3/1/2029 49,153
Ares Strategic Income Fund
30,000 5.600%,  2/15/2030
a,e
29,763
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 62,629
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,680
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
47,951
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
a
88,079
80,000 5.750%,  3/1/2029
a
82,467

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Banco Santander Mexico SA
$ 17,000 5.375%,  4/17/2025
a
$ 17,025
Banco Santander SA
25,000 4.750%,  11/12/2026
b,f,i
23,799
Bank of America Corporation
53,000 6.100%,  3/17/2025
b,i
53,073
85,000 1.319%,  6/19/2026
b
82,906
32,000 1.197%,  10/24/2026
b
30,881
80,000 6.125%,  4/27/2027
b,i
81,800
70,000 1.734%,  7/22/2027
b
66,828
84,000 4.376%,  4/27/2028
b
84,133
134,000 3.593%,  7/21/2028
b
131,532
65,000 4.948%,  7/22/2028
b
66,142
125,000 5.819%,  9/15/2029
b
131,548
179,000 3.974%,  2/7/2030
b
175,883
159,000 2.687%,  4/22/2032
b
141,807
65,000 2.572%,  10/20/2032
b
56,994
82,000 2.972%,  2/4/2033
b
73,435
60,000 5.468%,  1/23/2035
b
63,096
142,000 5.425%,  8/15/2035
b
145,565
42,000 3.846%,  3/8/2037
b
38,824
Bank of Montreal
60,000 5.203%,  2/1/2028 61,871
42,000 3.088%,  1/10/2037
b
36,245
Bank of New York Mellon
Corporation
40,000 6.317%,  10/25/2029
b
43,026
65,000 4.596%,  7/26/2030
b
65,946
41,000 6.474%,  10/25/2034
b
46,339
Bank of Nova Scotia
34,000 4.900%,  6/4/2025
b,i
33,536
Barclays plc
35,000 6.125%,  12/15/2025
b,i
34,882
41,000 2.852%,  5/7/2026
b
40,461
80,000 5.501%,  8/9/2028
b
82,066
68,000 4.972%,  5/16/2029
b
68,756
51,000 6.224%,  5/9/2034
b
54,946
41,000 7.119%,  6/27/2034
b
45,655
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 41,447
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 13,265
Blue Owl Capital Corporation II
40,000 8.450%,  11/15/2026
a
41,998
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 60,834
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,701
67,000 3.750%,  6/17/2026
a
64,481
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a
20,094
BNP Paribas SA
67,000 2.819%,  11/19/2025
a,b
66,744
55,000 3.132%,  1/20/2033
a,b
49,107
BPCE SA
32,000 2.375%,  1/14/2025
a
31,739
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 67,309
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Burford Capital Global Finance,
LLC
$ 66,000 9.250%,  7/1/2031
a
$ 71,023
Camden Property Trust
37,000 4.900%,  1/15/2034 37,231
Canadian Imperial Bank of
Commerce
37,000 5.926%,  10/2/2026 38,228
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,i
26,380
61,000 3.273%,  3/1/2030
b
57,352
Capital One NA
48,000 2.280%,  1/28/2026
b
47,527
Castlelake Aviation Finance DAC
27,000 5.000%,  4/15/2027
a
27,069
Centene Corporation
167,000 3.000%,  10/15/2030 149,503
79,000 2.625%,  8/1/2031 67,740
Charles Schwab Corporation
98,000 5.375%,  6/1/2025
b,i
97,836
79,000 0.900%,  3/11/2026 75,255
88,000 4.000%,  6/1/2026
b,i
84,409
39,000 5.875%,  8/24/2026 40,128
59,000 2.000%,  3/20/2028 54,979
40,000 6.136%,  8/24/2034
b
43,727
Citigroup, Inc.
105,000 3.875%,  2/18/2026
b,i
101,060
159,000 1.122%,  1/28/2027
b
152,115
91,000 1.462%,  6/9/2027
b
86,699
78,000 3.070%,  2/24/2028
b
75,809
29,000 7.375%,  5/15/2028
b,i
30,443
55,000 7.625%,  11/15/2028
b,i
58,761
180,000 4.075%,  4/23/2029
b
178,234
34,000 7.125%,  8/15/2029
b,i
35,392
41,000 6.174%,  5/25/2034
b
43,747
45,000 7.000%,  8/15/2034
b,i
48,155
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,i
61,434
30,000 5.718%,  7/23/2032
b
31,112
CNA Financial Corporation
80,000 5.125%,  2/15/2034 81,807
Coinbase Global, Inc., Convertible
118,000 0.500%,  6/1/2026 115,463
141,000 0.250%,  4/1/2030
a
127,534
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
41,726
21,000 5.982%,  1/30/2030
b
21,649
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
47,542
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
a,b
34,110
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 87,894
COPT Defense Properties, LP,
Convertible
35,000 5.250%,  9/15/2028
a
40,285
Corebridge Financial, Inc.
56,000 6.375%,  9/15/2054
b
56,576
42,000 6.875%,  12/15/2052
b
43,477
42,000 6.050%,  9/15/2033 44,780
48,000 5.750%,  1/15/2034 50,592
Credit Acceptance Corporation
52,000 9.250%,  12/15/2028
a
55,609

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Credit Agricole SA
$ 45,000 3.250%,  1/14/2030
a
$ 41,717
Credit Suisse Group AG
32,000 7.250%,  12/29/2049
*,j
3,200
22,000 7.500%,  12/29/2049
*,j
2,200
Dai-ichi Life Insurance Company,
Ltd.
70,000 5.100%,  10/28/2024
a,b,i
69,963
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
147,194
64,000 2.311%,  11/16/2027
b
60,887
58,000 6.819%,  11/20/2029
b
62,435
62,000 3.742%,  1/7/2033
b
54,265
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
92,936
Discover Financial Services
19,000 6.700%,  11/29/2032 20,875
Diversified Healthcare Trust
33,000 Zero Coupon,  1/15/2026
a
30,379
Drawbridge Special Opportunities
Fund, LP
97,000 3.875%,  2/15/2026
a
94,508
Elevance Health, Inc.
80,000 5.650%,  6/15/2054 84,425
124,000 2.550%,  3/15/2031 110,996
Encore Capital Group, Inc.,
Convertible
103,000 4.000%,  3/15/2029 103,772
Extra Space Storage, LP
39,000 5.900%,  1/15/2031 41,369
44,000 2.400%,  10/15/2031 37,853
Fairfax Financial Holdings, Ltd.
60,000 6.350%,  3/22/2054
a
64,122
Federal Realty OP, LP, Convertible
61,000 3.250%,  1/15/2029
a
64,365
Fifth Third Bancorp
74,000 4.500%,  9/30/2025
b,i
73,149
44,000 4.772%,  7/28/2030
b
44,340
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 108,828
First Horizon Bank
67,000 5.750%,  5/1/2030 68,029
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
68,367
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,879
51,000 7.000%,  5/1/2031
a
53,754
40,000 7.000%,  6/15/2032
a
41,988
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
27,241
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
67,564
28,000 9.125%,  5/15/2031
a
28,787
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 43,870
45,000 2.625%,  1/15/2027 42,323
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,496
28,000 8.000%,  6/15/2028
a
30,012
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 83,000 3.750%,  12/15/2027
a
$ 77,372
goeasy, Ltd.
45,000 9.250%,  12/1/2028
a
48,450
29,000 7.625%,  7/1/2029
a
30,044
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 37,107
Goldman Sachs Group, Inc.
46,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,i
46,132
31,000 3.500%,  4/1/2025 30,808
51,000 0.855%,  2/12/2026
b
50,184
33,000 3.650%,  8/10/2026
b,i
31,282
57,000 4.125%,  11/10/2026
b,i
54,601
60,000 1.948%,  10/21/2027
b
57,199
42,000 2.640%,  2/24/2028
b
40,370
124,000 3.615%,  3/15/2028
b
121,996
86,000 4.482%,  8/23/2028
b
86,455
90,000 3.814%,  4/23/2029
b
88,236
44,000 3.800%,  3/15/2030 42,805
44,000 2.615%,  4/22/2032
b
38,883
45,000 2.383%,  7/21/2032
b
39,026
29,000 6.125%,  11/10/2034
b,i
29,126
70,000 5.330%,  7/23/2035
b
72,512
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 41,961
22,000
7.505%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,378
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,535
40,000 3.750%,  8/15/2028
a
55,060
Health Care Service Corporation
61,000 5.450%,  6/15/2034
a
63,436
HSBC Holdings plc
39,000 2.633%,  11/7/2025
b
38,884
41,000 1.645%,  4/18/2026
b
40,242
126,000 4.583%,  6/19/2029
b
126,161
53,000 2.804%,  5/24/2032
b
46,893
HUB International, Ltd.
80,000 7.250%,  6/15/2030
a
83,350
Huntington Bancshares, Inc./OH
76,000 4.450%,  10/15/2027
b,i
72,492
95,000 5.709%,  2/2/2035
b
98,900
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
41,000 6.250%,  5/15/2026 40,680
112,000 5.250%,  5/15/2027 107,323
ING Groep NV
90,000 1.726%,  4/1/2027
b
86,372
46,000 6.083%,  9/11/2027
b
47,414
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 62,497
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,b
30,302
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 57,072
J.P. Morgan Chase & Company
73,000 4.600%,  2/1/2025
b,i
72,367
41,000 4.000%,  4/1/2025
b,i
40,455

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
$ 40,000 3.650%,  6/1/2026
b,f,i
$ 38,698
190,000 1.045%,  11/19/2026
b
182,577
90,000 1.578%,  4/22/2027
b
86,217
134,000 4.005%,  4/23/2029
b
132,570
45,000 2.069%,  6/1/2029
b
41,633
179,000 4.493%,  3/24/2031
b
179,960
42,000 2.963%,  1/25/2033
b
37,796
44,000 4.912%,  7/25/2033
b
44,941
42,000 5.717%,  9/14/2033
b
44,531
29,000 5.350%,  6/1/2034
b
30,346
36,000 6.254%,  10/23/2034
b
40,039
20,000 5.336%,  1/23/2035
b
20,905
72,000 5.766%,  4/22/2035
b
77,588
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
43,313
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
22,819
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
22,002
56,000 9.500%,  2/15/2029
a
59,791
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 64,080
77,000 5.000%,  1/26/2033 76,300
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 55,533
28,000 6.250%,  1/15/2036 28,669
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,479
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,312
75,000 4.750%,  6/15/2029
a
73,250
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,b
15,136
Lincoln National Corporation
50,000
7.721%,  (TSFR3M +
2.619%), 11/18/2024
b
39,770
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
136,637
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,i
85,227
Macquarie Airfinance Holdings,
Ltd.
51,000 6.400%,  3/26/2029
a
53,080
33,000 5.150%,  3/17/2030
a
33,072
14,000 6.500%,  3/26/2031
a
14,778
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,b
84,169
Manufacturers & Traders Trust
Company
83,000 4.700%,  1/27/2028 83,437
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 35,005
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,i
82,644
44,000 5.875%,  3/15/2028
b,i
44,773
57,000 6.400%,  12/15/2036 60,436
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
68,071
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Mid-America Apartments, LP
$ 90,000 4.200%,  6/15/2028 $ 89,771
Mitsubishi UFJ Financial Group,
Inc.
91,000 1.538%,  7/20/2027
b
86,630
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
b
92,283
93,000 2.564%,  9/13/2031 79,815
40,000 5.748%,  7/6/2034
b
42,665
Molina Healthcare, Inc.
54,000 4.375%,  6/15/2028
a
52,497
Morgan Stanley
69,000 2.188%,  4/28/2026
b
67,919
39,000 0.985%,  12/10/2026
b
37,369
90,000 1.593%,  5/4/2027
b
86,120
93,000 1.512%,  7/20/2027
b
88,440
28,000 5.123%,  2/1/2029
b
28,707
134,000 3.622%,  4/1/2031
b
128,662
42,000 2.943%,  1/21/2033
b
37,516
44,000 4.889%,  7/20/2033
b
44,550
42,000 5.250%,  4/21/2034
b
43,377
47,000 5.424%,  7/21/2034
b
49,014
33,000 5.831%,  4/19/2035
b
35,447
78,000 2.484%,  9/16/2036
b
65,266
MPT Operating Partnership, LP/
MPT Finance Corporation
68,000 4.625%,  8/1/2029 54,695
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 38,439
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,859
44,000 5.125%,  12/15/2030
a
42,209
NatWest Group plc
45,000 4.892%,  5/18/2029
b
45,469
67,000 3.754%,  11/1/2029
b
66,898
97,000 6.475%,  6/1/2034
b
102,075
Navient Corporation
17,000 5.000%,  3/15/2027 16,850
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,893
New Mountain Finance
Corporation, Convertible
12,000 7.500%,  10/15/2025 12,090
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
43,183
40,000 5.000%,  1/9/2034
a
41,337
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
140,983
168,000 5.100%,  10/16/2044
a,b
167,923
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 40,444
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 61,411
69,000 5.783%,  7/3/2034 72,491
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 45,922
45,000 3.375%,  2/1/2031 41,002
OneMain Finance Corporation
107,000 3.500%,  1/15/2027 102,273
134,000 3.875%,  9/15/2028 124,288

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Panther Escrow Issuer, LLC
$ 80,000 7.125%,  6/1/2031
a
$ 83,913
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
a
75,681
Pebblebrook Hotel Trust,
Convertible
197,000 1.750%,  12/15/2026 180,649
PNC Bank NA
45,000 2.700%,  10/22/2029 41,220
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,i
42,756
36,000 5.582%,  6/12/2029
b
37,472
58,000 6.250%,  3/15/2030
b,i
58,899
88,000 5.492%,  5/14/2030
b
91,957
40,000 6.875%,  10/20/2034
b
45,799
PRA Group, Inc.
44,000 8.375%,  2/1/2028
a
45,554
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
59,735
35,000 5.250%,  1/15/2035
a
35,794
Prologis, LP
48,000 5.250%,  3/15/2054 48,743
Provident Financing Trust I
42,000 7.405%,  3/15/2038 45,148
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
41,678
43,000 6.750%,  3/1/2053
b
46,674
128,000 6.500%,  3/15/2054
b
136,801
42,000 3.700%,  10/1/2050
b
38,782
Realty Income Corporation
75,000 3.200%,  1/15/2027 73,321
50,000 3.950%,  8/15/2027 49,694
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 12,961
Regency Centers, LP
61,000 5.250%,  1/15/2034 62,967
Regions Financial Corporation
40,000 2.250%,  5/18/2025 39,295
49,000 5.750%,  6/15/2025
b,i
48,788
20,000 5.502%,  9/6/2035
b
20,353
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 47,154
79,000 5.750%,  9/15/2034 83,219
Rexford Industrial Realty, LP,
Convertible
77,000 4.375%,  3/15/2027
a
79,926
51,000 4.125%,  3/15/2029
a,f
54,009
RGA Global Funding
37,000 5.500%,  1/11/2031
a
38,672
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,829
28,000 4.500%,  2/15/2029
a
27,092
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,934
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
a
56,417
38,000 3.875%,  3/1/2031
a
34,988
40,000 4.000%,  10/15/2033
a
35,731
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
Ryan Specialty, LLC
$ 15,000 4.375%,  2/1/2030
a
$ 14,455
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 89,051
41,000 2.490%,  1/6/2028
b
38,863
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
87,511
Service Properties Trust
37,000 8.375%,  6/15/2029 36,958
45,000 8.625%,  11/15/2031
a
48,936
Simon Property Group, LP
73,000 2.650%,  7/15/2030 66,933
41,000 6.250%,  1/15/2034 45,331
SLM Corporation
30,000 4.200%,  10/29/2025 29,658
Societe Generale SA
39,000 2.625%,  10/16/2024
a
38,954
41,000 1.488%,  12/14/2026
a,b
39,271
Standard Chartered plc
63,000 2.608%,  1/12/2028
a,b
60,123
50,000 5.688%,  5/14/2028
a,b
51,346
Starwood Property Trust, Inc.,
Convertible
106,000 6.750%,  7/15/2027 113,134
State Street Corporation
28,000 6.700%,  3/15/2029
b,i
29,008
44,000 4.421%,  5/13/2033
b
43,744
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
81,243
Sumitomo Mitsui Financial Group,
Inc.
63,000 2.174%,  1/14/2027 60,194
75,000 5.716%,  9/14/2028 78,755
67,000 2.142%,  9/23/2030 58,664
54,000 5.766%,  1/13/2033 58,064
Summit Hotel Properties, Inc.,
Convertible
103,000 1.500%,  2/15/2026 96,968
Synchrony Financial
29,000 5.935%,  8/2/2030
b,f
29,793
29,000 7.250%,  2/2/2033 30,128
Synovus Bank
40,000 5.625%,  2/15/2028 40,216
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
34,330
57,000 5.523%,  7/17/2028 59,629
44,000 4.456%,  6/8/2032 43,714
24,000 5.146%,  9/10/2034
b
24,229
Truist Bank
42,000 2.250%,  3/11/2030 37,050
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
75,934
37,000 1.887%,  6/7/2029
b
33,848
95,000 5.100%,  3/1/2030
b,i
93,316
64,000 5.153%,  8/5/2032
b
65,550
56,000 5.711%,  1/24/2035
b
58,995
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
65,513
19,000 5.836%,  6/12/2034
b
20,287
56,000 5.678%,  1/23/2035
b
59,360
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,i
57,415
88,000 3.869%,  1/12/2029
a,b
86,104

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  5.3% - continued
UDR, Inc.
$ 89,000 3.000%,  8/15/2031 $ 81,121
UniCredit SPA
28,000 5.861%,  6/19/2032
a,b
28,175
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
74,024
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 123,708
88,000 4.200%,  5/15/2032 87,308
USB Realty Corporation
49,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,b,i
37,890
Ventas Realty, LP, Convertible
90,000 3.750%,  6/1/2026 109,215
Vornado Realty, LP
21,000 3.400%,  6/1/2031 18,105
Wells Fargo & Company
81,000 3.900%,  3/15/2026
b,i
78,724
119,000 2.188%,  4/30/2026
b
117,062
41,000 3.526%,  3/24/2028
b
40,224
89,000 3.584%,  5/22/2028
b
87,274
65,000 4.808%,  7/25/2028
b
65,759
58,000 7.625%,  9/15/2028
b,f,i
63,164
90,000 4.478%,  4/4/2031
b
90,102
29,000 5.389%,  4/24/2034
b
30,079
40,000 5.557%,  7/25/2034
b
41,967
37,000 6.491%,  10/23/2034
b
41,346
161,000 5.499%,  1/23/2035
b
168,775
Welltower OP, LLC, Convertible
146,000 2.750%,  5/15/2028
a
201,201
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
64,795
Willis North America, Inc.
40,000 5.900%,  3/5/2054 41,967
90,000 4.500%,  9/15/2028 89,956
XHR, LP
27,000 4.875%,  6/1/2029
a
25,879
Total 22,100,487
Foreign Government  <0.1%
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
a
72,989
Saudi Arabian Oil Company
58,000 5.750%,  7/17/2054
a
58,726
Total 131,715
Mortgage-Backed Securities  13.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
325,724 2.000%,  1/1/2052 273,131
1,711,510 2.500%,  5/1/2051 1,495,213
955,629 3.500%,  5/1/2052 896,450
1,040,533 4.000%,  5/1/2052 1,007,879
2,673,309 5.000%,  7/1/2053 2,691,039
700,275 5.500%,  7/1/2053 713,842
299,831 5.000%,  8/1/2053 303,198
383,985 5.500%,  9/1/2053 394,487
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
965,829 2.500%,  7/1/2030 930,818
Principal
Amount Long-Term Fixed Income  46.9% Value
Mortgage-Backed Securities  13.5% -
continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 852,823 3.500%,  5/1/2040 $ 830,127
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,532,754 3.000%,  1/1/2052 2,294,628
391,987 2.000%,  2/1/2051 328,771
254,410 2.000%,  2/1/2051 213,381
1,198,755 2.500%,  2/1/2051 1,047,537
1,324,791 2.500%,  2/1/2051 1,150,695
2,508,378 2.000%,  3/1/2051 2,077,614
1,243,181 4.000%,  3/1/2051 1,206,813
2,702,211 3.000%,  3/1/2052 2,432,259
1,733,250 2.000%,  4/1/2051 1,435,599
1,624,413 3.000%,  4/1/2051 1,471,548
1,700,149 3.000%,  5/1/2050 1,552,781
460,575 2.000%,  5/1/2051 384,220
825,725 3.000%,  5/1/2051 756,739
869,067 3.000%,  6/1/2050 799,336
354,606 4.000%,  6/1/2052 341,033
1,551,551 5.000%,  6/1/2053 1,564,795
1,949,545 2.500%,  7/1/2051 1,713,285
645,757 3.500%,  7/1/2051 609,360
1,002,923 4.000%,  7/1/2052 964,588
799,904 2.500%,  8/1/2050 705,194
1,382,564 3.500%,  8/1/2050 1,307,699
1,707,261 3.500%,  8/1/2052 1,591,981
1,111,138 4.500%,  8/1/2052 1,097,731
395,065 5.000%,  8/1/2053 398,439
1,172,415 3.500%,  9/1/2052 1,101,865
504,650 3.500%,  9/1/2052 474,424
344,086 5.000%,  9/1/2052 344,797
276,142 4.500%,  9/1/2053 273,713
889,080 4.500%,  9/1/2053 875,700
1,730,905 4.000%,  10/1/2052 1,669,654
468,271 2.000%,  11/1/2051 391,832
651,092 3.500%,  11/1/2052 613,089
1,882,419 2.000%,  12/1/2050 1,571,599
3,244,327 4.500%,  12/1/2052 3,219,825
3,350,000 5.500%,  10/1/2041
e
3,388,791
250,000 4.000%,  10/1/2048
e
240,071
1,025,000 4.500%,  10/1/2048
e
1,007,603
250,000 5.000%,  10/1/2048
e
249,834
350,000 5.000%,  11/1/2048
e
349,822
300,000 3.500%,  10/1/2049
e
279,350
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,191,163 2.500%,  3/1/2062 1,825,653
773,182 3.500%,  7/1/2061 707,519
891,097 4.000%,  12/1/2061 849,328
Total 56,416,679
Technology  1.6%
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 42,932
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 82,214
97,000 0.375%,  9/1/2027 100,007
92,000 1.125%,  2/15/2029 93,242

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Technology  1.6% - continued
Analog Devices, Inc.
$ 22,000 2.100%,  10/1/2031 $ 19,158
Apple, Inc.
201,000 3.750%,  9/12/2047 173,187
Automatic Data Processing, Inc.
65,000 4.450%,  9/9/2034 65,150
Block, Inc.
97,000 6.500%,  5/15/2032
a
101,008
Block, Inc., Convertible
43,000 0.125%,  3/1/2025 42,032
124,000 0.250%,  11/1/2027 106,888
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
75,113
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
40,384
30,000 4.800%,  10/15/2034
e
29,975
Cadence Design Systems, Inc.
22,000 4.700%,  9/10/2034 22,137
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 84,954
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,790
Cloud Software Group, Inc.
148,000 6.500%,  3/31/2029
a
147,255
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,962
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
16,045
CSG Systems International, Inc.,
Convertible
132,000 3.875%,  9/15/2028 131,538
Dayforce, Inc., Convertible
141,000 0.250%,  3/15/2026
f
132,469
Dell International, LLC/EMC
Corporation
29,000 5.300%,  10/1/2029 30,206
Dell, Inc.
53,000 6.500%,  4/15/2038 58,243
Dye & Durham, Ltd.
42,000 8.625%,  4/15/2029
a
44,431
Euronet Worldwide, Inc.,
Convertible
75,000 0.750%,  3/15/2049 73,500
Fiserv, Inc.
78,000 5.350%,  3/15/2031 81,589
20,000 5.600%,  3/2/2033 21,180
78,000 5.450%,  3/15/2034 81,522
58,000 5.150%,  8/12/2034 59,472
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,055
34,000 7.125%,  9/30/2030
a,f
35,676
Global Payments, Inc.
48,000 5.950%,  8/15/2052 49,545
17,000 2.650%,  2/15/2025 16,840
64,000 4.950%,  8/15/2027 65,053
45,000 3.200%,  8/15/2029 42,159
Global Payments, Inc., Convertible
156,000 1.500%,  3/1/2031
a
148,980
Hewlett Packard Enterprise
Company
44,000 4.850%,  10/15/2031 43,909
Principal
Amount Long-Term Fixed Income  46.9% Value
Technology  1.6% - continued
IBM International Capital Private,
Ltd.
$ 59,000 5.300%,  2/5/2054 $ 59,734
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
25,422
InterDigital, Inc., Convertible
138,000 3.500%,  6/1/2027 255,517
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
a
54,277
47,000 4.875%,  9/15/2029
a
46,029
66,000 4.500%,  2/15/2031
a
62,607
Jabil, Inc.
41,000 5.450%,  2/1/2029 42,206
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 39,740
Mastercard, Inc.
40,000 2.000%,  11/18/2031 34,566
48,000 4.875%,  5/9/2034 49,654
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 25,673
Microchip Technology, Inc.,
Convertible
143,000 0.750%,  6/1/2030
a
141,784
Micron Technology, Inc.
44,000 5.300%,  1/15/2031 45,719
MKS Instruments, Inc., Convertible
253,000 1.250%,  6/1/2030
a
252,114
Moody's Corporation
42,000 4.250%,  8/8/2032 41,368
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
25,320
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
41,223
26,000 5.125%,  4/15/2029
a
25,442
Neptune Bidco US, Inc.
58,000 9.290%,  4/15/2029
a
56,814
Newfold Digital Holdings Group,
Inc.
17,000 11.750%,  10/15/2028
a
16,733
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,766
45,000 4.300%,  6/18/2029 44,774
ON Semiconductor Corporation,
Convertible
110,000 Zero Coupon,  5/1/2027 161,150
99,000 0.500%,  3/1/2029 100,089
Open Text Corporation
74,000 3.875%,  12/1/2029
a
68,790
Open Text Holdings, Inc.
80,000 4.125%,  2/15/2030
a
75,093
Oracle Corporation
66,000 5.375%,  9/27/2054 65,960
141,000 6.900%,  11/9/2052 169,959
43,000 6.150%,  11/9/2029 46,517
112,000 2.950%,  4/1/2030 104,146
64,000 6.250%,  11/9/2032 70,816
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 84,191
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a,f
13,915

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Technology  1.6% - continued
Progress Software Corporation,
Convertible
$ 57,000 1.000%,  4/15/2026
f
$ 70,537
28,000 3.500%,  3/1/2030
a,f
33,642
PTC, Inc.
24,000 4.000%,  2/15/2028
a
23,282
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
58,842
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,482
S&P Global, Inc.
41,000 2.900%,  3/1/2032 37,289
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 101,579
Seagate HDD Cayman
50,330 9.625%,  12/1/2032 58,440
Semtech Corporation, Convertible
88,000 1.625%,  11/1/2027 124,432
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
14,649
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,794
SS&C Technologies, Inc.
81,000 5.500%,  9/30/2027
a
80,965
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 41,098
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,966
Verint Systems, Inc., Convertible
59,000 0.250%,  4/15/2026 54,841
Verisk Analytics, Inc.
138,000 5.250%,  6/5/2034 142,539
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
a
49,908
Viavi Solutions, Inc., Convertible
52,000 1.625%,  3/15/2026
f
51,480
Vishay Intertechnology, Inc.,
Convertible
187,000 2.250%,  9/15/2030
f
171,199
VMware, LLC
91,000 1.400%,  8/15/2026 86,212
94,000 4.700%,  5/15/2030 94,704
56,000 2.200%,  8/15/2031 48,101
Western Digital Corporation,
Convertible
196,000 3.000%,  11/15/2028
a
290,472
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,935
110,000 5.500%,  8/15/2028
a
93,918
Xerox Holdings Corporation,
Convertible
95,000 3.750%,  3/15/2030
a
74,623
Xilinx, Inc.
28,000 2.375%,  6/1/2030 25,424
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026 3,692
51,000 3.625%,  3/1/2028
a
48,737
Total 6,739,690
Transportation  0.4%
Air Canada
55,000 3.875%,  8/15/2026
a
53,558
Principal
Amount Long-Term Fixed Income  46.9% Value
Transportation  0.4% - continued
Air Transport Services Group, Inc.,
Convertible
$ 103,000 3.875%,  8/15/2029 $ 96,727
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
a
16,826
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
132,417 5.500%,  4/20/2026
a
132,039
27,790 5.750%,  4/20/2029
a
27,744
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a,f
32,715
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 43,144
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 78,970
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
f
81,195
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
39,950 4.500%,  10/20/2025
a
39,707
ERAC USA Finance, LLC
84,000 3.850%,  11/15/2024
a
83,839
80,000 5.200%,  10/30/2034
a
83,407
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
25,575 11.000%,  4/15/2029
a
25,677
JetBlue Airways Corporation,
Convertible
117,000 2.500%,  9/1/2029
a
147,069
Mileage Plus Holdings, LLC
64,900 6.500%,  6/20/2027
a
65,707
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 63,822
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
a
33,698
35,000 5.750%,  5/24/2026
a
35,634
47,000 1.700%,  6/15/2026
a
44,849
Rand Parent, LLC
61,000 8.500%,  2/15/2030
a
62,211
RXO, Inc.
62,000 7.500%,  11/15/2027
a
63,941
Ryder System, Inc.
37,000 2.850%,  3/1/2027 35,776
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,774
Southwest Airlines Company,
Convertible
162,000 1.250%,  5/1/2025 163,203
Stena International SA
45,000 7.250%,  1/15/2031
a
47,288
United Airlines, Inc.
55,000 4.375%,  4/15/2026
a
54,117
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
16,592
29,000 6.375%,  2/1/2030
a,f
24,915
Total 1,697,144

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
U.S. Government & Agencies  5.0%
U.S. Treasury Bonds
$ 300,000 4.250%,  2/15/2054 $ 305,719
3,200,000 4.750%,  11/15/2053 3,534,625
2,190,000 3.250%,  5/15/2042 1,947,047
4,510,000 3.375%,  8/15/2042 4,070,099
U.S. Treasury Notes
700,000 4.250%,  12/31/2025 703,172
1,620,000 0.500%,  2/28/2026 1,547,353
870,000 0.500%,  4/30/2027 804,376
1,550,000 1.125%,  2/29/2028 1,428,785
3,100,000 4.125%,  7/31/2028 3,160,184
715,000 1.375%,  11/15/2031 612,303
900,000 4.125%,  11/15/2032 925,769
425,000 3.375%,  5/15/2033 413,196
1,200,000 4.000%,  2/15/2034 1,220,625
Total 20,673,253
Utilities  1.7%
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 45,160
AES Corporation
30,000 7.600%,  1/15/2055
b
31,561
72,000 3.950%,  7/15/2030
a
68,664
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
46,719
Alliant Energy Corporation,
Convertible
63,000 3.875%,  3/15/2026 65,804
Alpha Generation, LLC
21,000 6.750%,  10/15/2032
a
21,296
Ameren Corporation
45,000 1.750%,  3/15/2028 41,373
American Electric Power
Company, Inc.
51,000 6.950%,  12/15/2054
b
54,272
44,000 2.300%,  3/1/2030 39,536
20,000 5.625%,  3/1/2033 21,101
American Water Capital
Corporation
58,000 5.450%,  3/1/2054 60,918
American Water Capital
Corporation, Convertible
109,000 3.625%,  6/15/2026 111,616
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,575
Atmos Energy Corporation
30,000 5.000%,  12/15/2054
e
29,301
Calpine Corporation
56,000 4.500%,  2/15/2028
a
54,678
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b,f
30,123
56,000 1.450%,  6/1/2026 53,400
67,000 2.650%,  6/1/2031 59,311
CenterPoint Energy, Inc.,
Convertible
89,000 4.250%,  8/15/2026 90,113
CMS Energy Corporation,
Convertible
77,000 3.375%,  5/1/2028 82,467
Consolidated Edison Company of
New York, Inc.
120,000 5.700%,  5/15/2054 129,960
Principal
Amount Long-Term Fixed Income  46.9% Value
Utilities  1.7% - continued
Constellation Energy Generation,
LLC
$ 60,000 5.750%,  3/15/2054 $ 63,481
41,000 5.800%,  3/1/2033 43,979
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
b
50,979
48,000 7.000%,  6/1/2054
b
52,408
45,000 3.375%,  4/1/2030 42,650
DTE Energy Company
65,000 4.220%,  11/1/2024 64,942
42,000 4.875%,  6/1/2028 42,881
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 125,884
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
51,661
55,000 5.800%,  6/15/2054 58,059
33,000 6.450%,  9/1/2054
b
34,264
89,000 2.450%,  6/1/2030 80,286
43,000 4.500%,  8/15/2032 42,520
44,000 5.750%,  9/15/2033 47,322
Duke Energy Corporation,
Convertible
156,000 4.125%,  4/15/2026 165,126
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 41,822
Edison International
28,000 7.875%,  6/15/2054
b
29,412
54,000 4.950%,  4/15/2025 53,958
43,000 5.000%,  12/15/2026
b,f,i
42,015
75,000 5.450%,  6/15/2029 77,892
Enel Finance International NV
93,000 1.625%,  7/12/2026
a
88,496
Entergy Corporation
45,000 1.900%,  6/15/2028 41,297
Evergy, Inc., Convertible
138,000 4.500%,  12/15/2027
a
151,938
Eversource Energy
90,000 4.600%,  7/1/2027 90,563
Exelon Corporation
157,000 5.600%,  3/15/2053 163,390
45,000 4.050%,  4/15/2030 44,312
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,866
FirstEnergy Corporation,
Convertible
145,000 4.000%,  5/1/2026 151,743
Georgia Power Company
25,000 4.950%,  5/17/2033 25,700
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
43,643
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
70,046
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 166,411
National Rural Utilities Cooperative
Finance Corporation
40,000 4.850%,  2/7/2029 41,029
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
b
29,527
68,000 6.750%,  6/15/2054
b
73,378
40,000 6.051%,  3/1/2025 40,168
45,000 2.250%,  6/1/2030 40,222

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Utilities  1.7% - continued
NextEra Energy Capital Holdings,
Inc., Convertible
$ 63,000 3.000%,  3/1/2027
a
$ 82,310
NextEra Energy Operating
Partners, LP
103,000 3.875%,  10/15/2026
a
100,332
NextEra Energy Partners, LP,
Convertible
188,000 Zero Coupon,  11/15/2025
a,f
175,592
36,000 2.500%,  6/15/2026
a,f
33,838
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,281
32,000 6.950%,  11/30/2054
b
33,057
45,000 2.950%,  9/1/2029 42,162
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 42,241
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
32,804
46,000 10.250%,  3/15/2028
a,b,i
51,886
24,000 3.375%,  2/15/2029
a
22,372
35,000 5.250%,  6/15/2029
a
34,884
NRG Energy, Inc., Convertible
74,000 2.750%,  6/1/2048 164,021
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054
a
55,331
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 45,607
78,000 5.550%,  5/15/2029 81,021
82,000 6.950%,  3/15/2034 93,196
PG&E Corporation
16,000 7.375%,  3/15/2055
b
16,782
65,000 5.000%,  7/1/2028 64,432
PG&E Corporation, Convertible
272,000 4.250%,  12/1/2027
a
294,576
Pinnacle West Capital Corporation,
Convertible
46,000 4.750%,  6/15/2027
a
49,772
PPL Capital Funding, Inc.
56,000 5.250%,  9/1/2034 57,659
PPL Capital Funding, Inc.,
Convertible
98,000 2.875%,  3/15/2028 103,684
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 42,187
45,000 1.600%,  8/15/2030 38,466
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 42,272
Sempra
31,000 6.400%,  10/1/2054
b
31,058
84,000 4.875%,  10/15/2025
b,i
83,098
Southern California Edison
Company
79,000 5.450%,  6/1/2031 83,590
21,000 5.950%,  11/1/2032 22,855
Southern Company
53,000 5.700%,  10/15/2032 56,797
78,000 4.850%,  3/15/2035 78,629
35,000 4.000%,  1/15/2051
b
34,506
109,000 3.750%,  9/15/2051
b
105,495
Principal
Amount Long-Term Fixed Income  46.9% Value
Utilities  1.7% - continued
Southern Company, Convertible
$ 170,000 3.875%,  12/15/2025 $ 189,040
80,000 4.500%,  6/15/2027
a
87,520
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
59,940
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
a
102,892
TXNM Energy, Inc., Convertible
51,000 5.750%,  6/1/2054
a
55,291
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 56,242
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
29,331
69,000 7.000%,  12/15/2026
a,b,i
70,435
Vistra Operations Company, LLC
171,000 5.000%,  7/31/2027
a
170,165
WEC Energy Group, Inc.,
Convertible
88,000 4.375%,  6/1/2027
a
95,740
67,000 4.375%,  6/1/2029
a
74,136
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 44,445
64,000 4.600%,  6/1/2032 63,404
Total 7,156,592
Total Long-Term Fixed Income
(cost $195,310,381) 195,601,382
Shares Common Stock 34.3% Value
Communications Services  2.4%
4,925 Alphabet, Inc., Class A 816,811
19,713 Alphabet, Inc., Class C 3,295,817
4,374 Cogent Communications Holdings 332,074
13,932 Comcast Corporation 581,940
46 Electronic Arts, Inc. 6,598
68 Liberty Media Corporation-Liberty
Formula One Group
k
5,265
5,834 Meta Platforms, Inc. 3,339,615
523 Netflix, Inc.
k
370,948
9,121 QuinStreet, Inc.
k
174,485
15 Tripadvisor, Inc.
k
217
20,646 Verizon Communications, Inc. 927,212
21,491 Warner Brothers Discovery, Inc.
k
177,301
Total 10,028,283
Consumer Discretionary  3.7%
15,836 Amazon.com, Inc.
k
2,950,722
3,758 Aptiv plc
k
270,614
3,681 Best Buy Company, Inc. 380,247
111 Booking Holdings, Inc. 467,545
1,291 Boot Barn Holdings, Inc.
k
215,959
2,267 Brunswick Corporation 190,020
5,637 Champion Homes, Inc.
k
534,669
5,748 Chipotle Mexican Grill, Inc.
k
331,200
5,012 Columbia Sportswear Company 416,948
10,616 Cooper-Standard Holdings, Inc.
k
147,244
1,437 Crocs, Inc.
k
208,092
1,565 D.R. Horton, Inc. 298,555
1,086 Deckers Outdoor Corporation
k
173,163
1,787 DoorDash, Inc.
k
255,059
5,900 eBay, Inc. 384,149
2,774 Expedia Group, Inc.
k
410,607
1,850 Garmin, Ltd. 325,656

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  34.3% Value
Consumer Discretionary  3.7% - continued
1,075 Grand Canyon Education, Inc.
k
$ 152,489
2,405 Hilton Worldwide Holdings, Inc. 554,353
2,652 Home Depot, Inc. 1,074,590
2,092 Lowe's Companies, Inc. 566,618
944 Lululemon Athletica, Inc.
k
256,154
1,163 McDonald's Corporation 354,145
67 NVR, Inc.
k
657,391
288 O'Reilly Automotive, Inc.
k
331,661
74 Ross Stores, Inc. 11,138
5,564 SharkNinja, Inc. 604,862
3,197 Sony Group Corporation ADR
f
308,734
10,001 Stoneridge, Inc.
k
111,911
4,407 Tesla, Inc.
k
1,153,003
1,383 Texas Roadhouse, Inc. 244,238
5,172 Wyndham Hotels & Resorts, Inc. 404,140
11,089 Yum China Holding, Inc. 499,227
Total 15,245,103
Consumer Staples  1.7%
4,402 Altria Group, Inc. 224,678
4,799 BJ's Wholesale Club Holdings,
Inc.
k
395,822
565 Casey's General Stores, Inc. 212,276
3,956 Coca-Cola Company 284,278
477 Colgate-Palmolive Company 49,517
107 Costco Wholesale Corporation 94,858
30,691 Coty, Inc.
k
288,189
1,330 e.l.f. Beauty, Inc.
k
145,010
1,466 J & J Snack Foods Corporation 252,328
2,424 J.M. Smucker Company 293,546
2,655 John B. Sanfilippo & Son, Inc. 250,393
19,933 Kenvue, Inc. 461,050
426 Keurig Dr Pepper, Inc. 15,967
4,241 Lamb Weston Holdings, Inc. 274,562
1,379 Lancaster Colony Corporation 243,490
10,213 Philip Morris International, Inc. 1,239,858
3,451 Pilgrim's Pride Corporation
k
158,919
1,520 Procter & Gamble Company 263,264
6,705 Sysco Corporation 523,392
3,233 Turning Point Brands, Inc. 139,504
3,554 Tyson Foods, Inc. 211,676
14,161 Walmart, Inc. 1,143,501
Total 7,166,078
Energy  1.5%
1,170 Archrock, Inc. 23,681
2,667 Baker Hughes Company 96,412
403 Civitas Resources, Inc. 20,420
5,491 ConocoPhillips 578,093
18,186 Devon Energy Corporation 711,436
18,841 Enterprise Products Partners, LP 548,462
2,913 EOG Resources, Inc. 358,095
8,272 Expand Energy Corporation 680,372
11,114 Exxon Mobil Corporation 1,302,783
20,439 Halliburton Company 593,753
1,907 Marathon Petroleum Corporation 310,669
2,669 Matador Resources Company 131,902
4,473 Noble Corporation plc 161,654
22,354 NOV, Inc. 356,993
1,638 Schlumberger NV 68,714
3,520 Shell plc ADR 232,144
6,064 TechnipFMC plc 159,059
400 Williams Companies, Inc. 18,260
Total 6,352,902
Shares Common Stock  34.3% Value
Financials  4.9%
1,545 Allstate Corporation $ 293,009
12,382 Ally Financial, Inc. 440,675
1,157 American Express Company 313,778
4,866 American International Group, Inc. 356,337
1,265 Ameriprise Financial, Inc. 594,310
4,262 Arch Capital Group, Ltd.
k
476,833
26,976 Bank of America Corporation 1,070,408
95 Bank of Marin Bancorp 1,909
5,098 Bank of N.T. Butterfield & Son, Ltd. 188,014
5,086 Bank of New York Mellon
Corporation 365,480
763 Bank OZK 32,801
973 Berkshire Hathaway, Inc.
k
447,833
11,864 Bridgewater Bancshares, Inc.
k
168,113
933 Brookline Bancorp, Inc. 9,414
1,759 Brown & Brown, Inc. 182,232
2,708 Capital One Financial Corporation 405,469
743 Cboe Global Markets, Inc. 152,218
546 Central Pacific Financial
Corporation 16,113
9,865 Charles Schwab Corporation 639,351
2,337 Chubb, Ltd. 673,967
760 Citigroup, Inc. 47,576
584 Community Trust Bancorp, Inc. 29,002
2,899 Discover Financial Services 406,701
1,044 Ellington Credit Company 7,287
184 Enterprise Financial Services
Corporation 9,432
15,554 F.N.B. Corporation 219,467
525 FactSet Research Systems, Inc. 241,421
92 Federal Agricultural Mortgage
Corporation 17,242
188 Financial Institutions, Inc. 4,788
117 First Citizens BancShares, Inc./NC 215,391
2,623 First Horizon Corporation 40,735
132 First Mid-Illinois Bancshares, Inc. 5,136
847 Fiserv, Inc.
k
152,164
387 Fulton Financial Corporation 7,016
5,899 Glacier Bancorp, Inc. 269,584
459 Great Southern Bancorp, Inc. 26,305
1,412 Hanmi Financial Corporation 26,263
61 Hartford Financial Services Group,
Inc. 7,174
450 Heritage Financial Corporation 9,797
487 Hometrust Bancshares, Inc. 16,597
433 Hope Bancorp, Inc. 5,439
1,900 Houlihan Lokey, Inc. 300,238
169 Independent Bank Corporation/MI 5,636
6,342 Intercontinental Exchange, Inc. 1,018,779
7,244 J.P. Morgan Chase & Company 1,527,470
24,102 KeyCorp 403,709
1,739 Kinsale Capital Group, Inc. 809,626
2,662 Marsh & McLennan Companies,
Inc. 593,866
771 Mastercard, Inc. 380,720
5,528 MetLife, Inc. 455,950
985 MidWestOne Financial Group, Inc. 28,102
265 Moody's Corporation 125,766
65 MSCI, Inc. 37,891
7,726 Nasdaq, Inc. 564,075
2,923 Northern Trust Corporation 263,158
1,765 OceanFirst Financial Corporation 32,811
532 OFG Bancorp 23,897
5,093 PayPal Holdings, Inc.
k
397,407
86 PNC Financial Services Group,
Inc. 15,897

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  34.3% Value
Financials  4.9% - continued
310 Popular, Inc. $ 31,084
1,457 Progressive Corporation 369,728
3,349 Prosperity Bancshares, Inc. 241,362
6,765 Radian Group, Inc. 234,678
2,619 RLI Corporation 405,893
402 S&P Global, Inc. 207,681
552 SEI Investments Company 38,193
2,263 Tradeweb Markets, Inc. 279,865
3,475 Triumph Financial, Inc.
k
276,402
159 Truist Financial Corporation 6,800
113 TrustCo Bank Corporation NY 3,737
267 U.S. Bancorp 12,210
3,059 Visa, Inc. 841,072
779 Webster Financial Corporation 36,309
20,639 Wells Fargo & Company 1,165,897
6,460 Western Alliance Bancorp 558,725
97 Willis Towers Watson plc 28,569
5,761 Zions Bancorp NA 272,034
Total 20,588,018
Health Care  4.0%
3,147 Abbott Laboratories 358,790
1,332 AbbVie, Inc. 263,043
3,325 Agilent Technologies, Inc. 493,696
695 Align Technology, Inc.
k
176,752
1,554 Amgen, Inc. 500,714
3,214 AMN Healthcare Services, Inc.
k
136,242
11,147 Avantor, Inc.
k
288,373
872 Biogen, Inc.
k
169,029
1,587 Boston Scientific Corporation
k
132,991
766 Charles River Laboratories
International, Inc.
k
150,879
395 Chemed Corporation 237,383
1,269 Cigna Group 439,632
2,085 Danaher Corporation 579,672
2,828 Edwards Lifesciences Corporation
k
186,620
1,451 Elevance Health, Inc. 754,520
1,475 Eli Lilly & Company 1,306,762
2,316 Encompass Health Corporation 223,818
8,708 Gilead Sciences, Inc. 730,079
3,611 Haemonetics Corporation
k
290,252
1,506 Humana, Inc. 477,010
682 IDEXX Laboratories, Inc.
k
344,560
1,057 Intuitive Surgical, Inc.
k
519,272
6,242 Johnson & Johnson 1,011,579
2,712 Labcorp Holdings, Inc. 606,078
5,142 Medtronic plc 462,934
9,309 Merck & Company, Inc. 1,057,130
186 Mettler-Toledo International, Inc.
k
278,944
699 Molina Healthcare, Inc.
k
240,847
17,211 Option Care Health, Inc.
k
538,704
1,123 Penumbra, Inc.
k
218,210
2,611 Pfizer, Inc. 75,562
1,649 Repligen Corporation
k
245,404
6,233 Sanofi SA ADR 359,208
1,309 Sarepta Therapeutics, Inc.
k
163,481
8,917 Stevanato Group SPA 178,340
742 Stryker Corporation 268,055
627 Thermo Fisher Scientific, Inc. 387,843
2,953 Twist Bioscience Corporation
k
133,417
51 United Therapeutics Corporation
k
18,276
306 UnitedHealth Group, Inc. 178,912
795 Vertex Pharmaceuticals, Inc.
k
369,739
14,891 Viemed Healthcare, Inc.
k
109,151
4,314 Zimmer Biomet Holdings, Inc. 465,696
Shares Common Stock  34.3% Value
Health Care  4.0% - continued
2,045 Zoetis, Inc. $ 399,552
Total 16,527,151
Industrials  4.7%
2,862 Advanced Drainage Systems, Inc. 449,792
1,203 AECOM 124,234
8,352 Air Lease Corporation 378,262
2,692 Amentum Holdings, Inc.
k
86,817
1,664 AMETEK, Inc. 285,725
318 Armstrong World Industries, Inc. 41,795
1,287 Automatic Data Processing, Inc. 356,152
633 Axon Enterprise, Inc.
k
252,947
1,449 AZEK Company, Inc.
k
67,813
12,894 Badger Infrastructure Solutions,
Ltd. 350,558
1,904 Barrett Business Services, Inc. 71,419
247 Brady Corporation 18,928
1,838 BWX Technologies, Inc. 199,791
1,579 Caterpillar, Inc. 617,578
38,251 CNH Industrial NV 424,586
24,281 CSX Corporation 838,423
4,739 Dayforce, Inc.
f,k
290,264
8,752 Delta Air Lines, Inc. 444,514
6,234 ExlService Holdings, Inc.
k
237,827
1,786 Expeditors International of
Washington, Inc. 234,680
14,692 Fastenal Company 1,049,303
1,765 Ferguson Enterprises, Inc. 350,476
9,098 Flowserve Corporation 470,276
6,187 Fluor Corporation
k
295,182
1,678 General Dynamics Corporation 507,092
228 Graco, Inc. 19,952
6,379 Helios Technologies, Inc. 304,278
2,419 Honeywell International, Inc. 500,032
7,895 Howmet Aerospace, Inc. 791,474
172 IES Holdings, Inc.
k
34,335
1,754 Ingersoll Rand, Inc. 172,173
2,692 Jacobs Solutions, Inc. 352,383
17,789 Janus International Group, Inc.
k
179,847
1,983 JB Hunt Transport Services, Inc. 341,730
5,553 Knight-Swift Transportation
Holdings, Inc. 299,584
2,391 Korn Ferry 179,899
1,969 L3Harris Technologies, Inc. 468,366
1,152 Landstar System, Inc. 217,578
865 Leidos Holdings, Inc. 140,995
1,056 Lincoln Electric Holdings, Inc. 202,773
1,931 Masco Corporation 162,088
14,412 Masterbrand, Inc.
k
267,198
2,218 Miller Industries, Inc. 135,298
1,350 Moog, Inc. 272,727
636 Northrop Grumman Corporation 335,853
1,346 Old Dominion Freight Line, Inc. 267,369
1,562 Owens Corning, Inc. 275,724
295 Parker-Hannifin Corporation 186,387
892 Pentair plc 87,229
1,177 Quanta Services, Inc. 350,923
4,351 Robert Half, Inc. 293,301
903 Rockwell Automation, Inc. 242,419
9,195 Schneider National, Inc. 262,425
564 Simpson Manufacturing Company,
Inc. 107,876
2,901 Tennant Company 278,612
7,289 Timken Company 614,390
1,172 Trane Technologies plc 455,592

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  34.3% Value
Industrials  4.7% - continued
7,889 Uber Technologies, Inc.
k
$ 592,937
173 Union Pacific Corporation 42,641
5,455 United Parcel Service, Inc. 743,735
754 United Rentals, Inc. 610,536
292 Verisk Analytics, Inc. 78,244
299 Waste Management, Inc. 62,072
3,827 WNS Holdings, Ltd.
k
201,721
Total 19,577,130
Information Technology  7.8%
582 Adobe, Inc.
k
301,348
4,411 Advanced Micro Devices, Inc.
k
723,757
3,979 Amphenol Corporation 259,272
22,398 Apple, Inc. 5,218,734
3,609 Applied Materials, Inc. 729,198
180 Arista Networks, Inc.
k
69,088
1,889 ASGN, Inc.
k
176,111
2,053 Autodesk, Inc.
k
565,560
5,525 Broadcom, Inc. 953,062
1,882 CDW Corporation 425,897
7,552 Ciena Corporation
k
465,128
17,289 Cisco Systems, Inc. 920,121
6,213 Cohu, Inc.
k
159,674
1,782 Datadog, Inc.
k
205,037
5,802 DocuSign, Inc.
k
360,246
1,860 Enphase Energy, Inc.
k
210,217
1,254 Fabrinet
k
296,496
4,231 Fortinet, Inc.
k
328,114
1,439 Guidewire Software, Inc.
k
263,251
658 Insight Enterprises, Inc.
k
141,727
5,356 International Business Machines
Corporation 1,184,104
6,097 JFrog, Ltd.
k
177,057
315 KLA Corporation 243,939
760 Littelfuse, Inc. 201,590
12,725 Microsoft Corporation 5,475,567
733 MongoDB, Inc.
k
198,167
691 Motorola Solutions, Inc. 310,694
468 NetApp, Inc. 57,803
42,135 NVIDIA Corporation 5,116,874
2,384 ON Semiconductor Corporation
k
173,102
862 Onto Innovation, Inc.
k
178,917
1,629 Plexus Corporation
k
222,701
2,116 Qorvo, Inc.
k
218,583
8,098 QUALCOMM, Inc. 1,377,065
23 RingCentral, Inc.
k
727
3,066 Salesforce, Inc. 839,195
13,382 Samsung Electronics Company,
Ltd. 625,459
42 Semtech Corporation
k
1,918
1,241 ServiceNow, Inc.
k
1,109,938
2,454 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 426,186
1,606 TD SYNNEX Corporation 192,848
8,090 Trimble, Inc.
k
502,308
19,454 TTM Technologies, Inc.
k
355,036
559 Universal Display Corporation 117,334
6,924 Varonis Systems, Inc.
k
391,206
588 VeriSign, Inc.
k
111,696
Total 32,582,052
Materials  1.3%
1,490 Albemarle Corporation
f
141,118
4,533 Alcoa Corporation 174,883
Shares Common Stock  34.3% Value
Materials  1.3% - continued
2,685 Ball Corporation $ 182,338
1,502 Celanese Corporation 204,212
5,847 CF Industries Holdings, Inc. 501,673
4,874 Corteva, Inc. 286,542
11 Eagle Materials, Inc. 3,164
4,045 Eastman Chemical Company 452,838
2,213 Ecolab, Inc. 565,045
2,404 Greif, Inc. 150,635
4,698 Ingevity Corporation
k
183,222
16,336 Ivanhoe Mines, Ltd.
k
243,026
187 Linde plc 89,173
4,797 Nucor Corporation 721,181
3,620 Steel Dynamics, Inc. 456,410
14,473 Tronox Holdings plc 211,740
2,130 United States Lime & Minerals, Inc. 208,016
1,471 United States Steel Corporation 51,970
3,609 West Fraser Timber Company, Ltd. 351,372
Total 5,178,558
Real Estate  1.1%
3,627 Agree Realty Corporation 273,222
1,389 Alexandria Real Estate Equities,
Inc. 164,944
1,672 AvalonBay Communities, Inc. 376,618
2,275 CBRE Group, Inc.
k
283,192
4,348 Crown Castle, Inc. 515,803
20,530 Cushman and Wakefield plc
k
279,824
790 EastGroup Properties, Inc. 147,588
402 Equinix, Inc. 356,827
11,556 Essential Properties Realty Trust,
Inc. 394,637
1,052 Extra Space Storage, Inc. 189,560
19,601 Healthcare Realty Trust, Inc. 355,758
9,140 National Storage Affiliates Trust 440,548
741 Sabra Health Care REIT, Inc. 13,790
2,063 SBA Communications Corporation 496,564
909 STAG Industrial, Inc. 35,533
5,723 Terreno Realty Corporation 382,468
Total 4,706,876
Utilities  1.2%
5,369 Alliant Energy Corporation 325,845
701 American Water Works Company,
Inc. 102,514
364 California Water Service Group 19,736
9,331 CenterPoint Energy, Inc. 274,518
842 Clearway Energy, Inc., Class C 25,833
1,944 Constellation Energy Corporation 505,479
5,222 Duke Energy Corporation 602,097
4,941 Entergy Corporation 650,285
208 Evergy, Inc. 12,898
1,610 NextEra Energy Partners, LP 44,468
10,226 NiSource, Inc. 354,331
1,532 Northwestern Energy Group, Inc. 87,661
3,171 Portland General Electric
Company 151,891
5,831 Public Service Enterprise Group,
Inc. 520,183
2,107 Spire, Inc. 141,780
9,440 UGI Corporation 236,189
5,145 Vistra Energy Corporation 609,888

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  34.3% Value
Utilities  1.2% - continued
6,190 Xcel Energy, Inc. $ 404,207
Total 5,069,803
Total Common Stock
(cost $95,173,560) 143,021,954
Shares
Registered Investment
Companies   13.1% Value
U.S. Affiliated   12.6%
2,531,500 Thrivent Core Emerging Markets
Debt Fund 21,213,972
2,754,102 Thrivent Core International Equity
Fund 31,341,684
Total 52,555,656
U.S. Unaffiliated   0.5%
3,584 abrdn Asia-Pacific Income Fund,
Inc. 62,362
10,774 abrdn Income Credit Strategies
Fund 71,324
2,000 abrdn Total Dynamic Dividend
Fund 18,200
6,822 AllianceBernstein Global High
Income Fund, Inc. 77,361
10,040 Allspring Income Opportunities
Fund 71,585
1,230 BlackRock Capital Allocation Term
Trust 20,233
1,607 BlackRock Core Bond Trust 19,348
6,759 BlackRock Corporate High Yield
Fund, Inc. 67,996
8,080 BlackRock Credit Allocation
Income Trust 91,142
692 BlackRock Debt Strategies Fund,
Inc. 7,633
1,386 BlackRock Enhanced Equity
Dividend Trust 11,989
7,310 BlackRock Enhanced Global
Dividend Trust 82,311
3,981 BlackRock Enhanced International
Dividend Trust 23,090
265 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,498
2,286 BlackRock Income Trust, Inc. 28,415
3,116 BlackRock Multi-Sector Income
Trust 47,363
5,915 Blackstone Strategic Credit 2027
Term Fund 72,873
5,639 Cornerstone Strategic Value Fund,
Inc. 43,308
6,837 Eaton Vance Limited Duration
Income Fund 71,857
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 26,936
322 Invesco Dynamic Credit
Opportunities Fund
h
3,354
3,300 iShares Preferred and Income
Securities ETF
f
109,659
12,530 Nuveen Credit Strategies Income
Fund 72,549
5,508 Nuveen Preferred Income
Opportunities Fund 44,450
6,703 PGIM Global High Yield Fund, Inc. 85,664
6,566 PGIM High Yield Bond Fund, Inc. 91,530
2,226 Pimco Dynamic Income Fund
f
45,121
Shares
Registered Investment
Companies  13.1% Value
U.S. Unaffiliated   0.5%  - continued
4,141 PIMCO High Income Fund $ 20,705
3,003 PIMCO Income Strategy Fund II 22,883
1,943 SPDR S&P Biotech ETF
f
191,968
658 Tri-Continental Corporation 21,740
2,676 Vanguard Short-Term Corporate
Bond ETF 212,528
5,433 Virtus Convertible & Income Fund
f
19,015
4,926 Virtus Dividend, Interest &
Premium Strategy Fund 64,235
1,132 Virtus Equity & Convertible Income
Fund 26,047
11,034 Voya Global Equity Dividend &
Premium Opportunity Fund 62,232
1,294 Western Asset Diversified Income
Fund 20,290
16,927 Western Asset High Income
Opportunity Fund, Inc. 68,554
Total 2,101,348
Total Registered Investment
Companies (cost $51,612,317) 54,657,004
Shares
Collateral Held for Securities
Loaned 1.1% Value
4,783,009 Thrivent Cash Management Trust 4,783,009
Total Collateral Held for
Securities Loaned
(cost $4,783,009) 4,783,009
Shares Preferred Stock 0.8% Value
Basic Materials  0.1%
3,654 Albemarle Corporation,
Convertible, 7.250% 164,430
Total 164,430
Communications Services  0.1%
7,800 AT&T, Inc., 4.750%
i
163,878
3,500 Telephone and Data Systems, Inc.,
6.000%
i
67,865
Total 231,743
Financials  0.5%
2,750 AEGON Funding Company, LLC,
5.100% 61,187
2,700 Allstate Corporation, 5.100%
i
66,393
2,257 Apollo Global Management, Inc.,
Convertible, 6.750% 153,453
5,075 Bank of America Corporation,
4.250%
i
103,784
3,100 Bank of America Corporation,
4.375%
i
65,224
1,550 Bank of America Corporation,
4.750%
i
35,355
3,100 Bank of America Corporation,
5.000%
i
72,571
183 Bank of America Corporation,
Convertible, 7.250%
i
232,961
5,525 Capital One Financial Corporation,
5.000%
i
118,511
550 Citizens Financial Group, Inc.,
7.375%
i
14,861
2,875 Equitable Holdings, Inc., 5.250%
f,i
66,614
4,400 J.P. Morgan Chase & Company,
4.200%
i
93,060

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.8% Value
Financials  0.5% - continued
3,100 J.P. Morgan Chase & Company,
4.625%
i
$ 70,990
3,350 J.P. Morgan Chase & Company,
4.750%
i
79,294
3,500 KeyCorp, 6.200%
b,i
85,750
2,850 Morgan Stanley, 4.250%
i
58,995
2,630 Morgan Stanley, 5.850%
b,i
65,513
3,100 Morgan Stanley, 7.125%
b,i
78,430
2,850 Public Storage, 4.125%
i
57,770
1,300 Public Storage, 4.625%
i
28,496
325 Public Storage, 4.700%
i
7,303
825 Regions Financial Corporation,
5.700%
b,f,i
20,138
775 Synovus Financial Corporation,
8.397%
b,i
20,406
2,850 U.S. Bancorp, 4.000%
i
56,288
5,000 Wells Fargo & Company, 4.250%
i
101,350
3,100 Wells Fargo & Company, 4.375%
i
64,356
2,400 Wells Fargo & Company, 4.750%
i
52,056
239 Wells Fargo & Company,
Convertible, 7.500%
i
306,446
Total 2,237,555
Technology  <0.1%
2,191 Hewlett Packard Enterprise
Company, Convertible, 7.625%
k
132,578
Total 132,578
Utilities  0.1%
3,900 CMS Energy Corporation, 4.200%
i
77,181
4,360 NextEra Energy, Inc., Convertible,
6.926%
f
205,879
328 NextEra Energy, Inc., Convertible,
7.299% 18,270
2,925 Southern Company, 4.950% 69,439
Total 370,769
Total Preferred Stock
(cost $3,257,993) 3,137,075
Shares or
Principal
Amount Short-Term Investments 6.3% Value
Federal Home Loan Bank Discount
Notes
600,000 4.913%, 10/16/2024
l,m
598,760
900,000 4.931%, 11/8/2024
l,m
895,593
1,300,000 5.085%, 11/13/2024
l,m
1,292,818
100,000 4.675%, 11/15/2024
l,m
99,423
100,000 4.950%, 11/29/2024
l,m
99,247
Thrivent Core Short-Term Reserve
Fund
2,312,485 5.250% 23,124,849
U.S. Treasury Bills
100,000 5.106%, 10/24/2024
l,n
99,698
Total Short-Term Investments
(cost $26,201,151) 26,210,388
Total Investments (cost
$376,338,411) 102.5% $427,410,812
Other Assets and Liabilities, Net
(2.5%) (10,549,539)
Total Net Assets 100.0% $416,861,273
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $67,164,340 or
16.1% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Balanced Income Plus Portfolio as of September 30, 2024
was $249,802 or 0.06% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 252,133

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,607,556
Common Stock 1,037,670
Total lending $4,645,226
Gross amount payable upon return of
collateral for securities loaned $4,783,009
Net amounts due to counterparty $137,783
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 20,726,838 – 20,726,838 –
Basic Materials 2,252,234 – 2,252,234 –
Capital Goods 4,962,606 – 4,962,606 –
Collateralized Mortgage Obligations 20,955,216 – 20,455,216 500,000
Commercial Mortgage-Backed Securities 2,134,822 – 2,134,822 –
Communications Services 5,913,803 – 5,913,803 –
Consumer Cyclical 8,103,520 – 8,103,520 –
Consumer Non-Cyclical 8,772,406 – 8,772,406 –
Energy 6,864,377 – 6,864,377 –
Financials 22,100,487 – 22,100,487 –
Foreign Government 131,715 – 131,715 –
Mortgage-Backed Securities 56,416,679 – 56,416,679 –
Technology 6,739,690 – 6,739,690 –
Transportation 1,697,144 – 1,697,144 –
U.S. Government & Agencies 20,673,253 – 20,673,253 –
Utilities 7,156,592 – 7,156,592 –
Common Stock
Communications Services 10,028,283 10,028,283 – –
Consumer Discretionary 15,245,103 15,245,103 – –
Consumer Staples 7,166,078 7,166,078 – –
Energy 6,352,902 6,352,902 – –
Financials 20,588,018 20,588,018 – –
Health Care 16,527,151 16,527,151 – –
Industrials 19,577,130 19,226,572 350,558 –
Information Technology 32,582,052 31,956,593 625,459 –
Materials 5,178,558 4,935,532 243,026 –
Real Estate 4,706,876 4,706,876 – –
Utilities 5,069,803 5,069,803 – –
Preferred Stock
Basic Materials 164,430 164,430 – –
Communications Services 231,743 231,743 – –
Financials 2,237,555 2,237,555 – –
Technology 132,578 132,578 – –
Utilities 370,769 146,620 224,149 –
Registered Investment Companies
U.S. Unaffiliated 2,101,348 2,097,994 – 3,354
Short-Term Investments 3,085,539 – 3,085,539 –
Subtotal Investments in Securities $346,947,298 $146,813,831 $199,630,113 $503,354
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 52,555,656
Affiliated Short-Term Investments 23,124,849
Collateral Held for Securities Loaned 4,783,009
Subtotal Other Investments $80,463,514
Total Investments at Value $427,410,812
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 634,883 634,883 – –
Total Asset Derivatives $634,883 $634,883 $– $–
Liability Derivatives
Futures Contracts 1,200,937 1,031,553 169,384 –
Total Rate of Return Swaps 45,773 – 45,773 –
Credit Default Swaps 14,023 – 14,023 –
Total Liability Derivatives $1,260,733 $1,031,553 $229,180 $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$3,051,341 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 December 2024 $ 1,714,495 ( $ 276)
CBOT 2-Yr. U.S. Treasury Note 106 December 2024 22,027,574 46,098
CBOT 5-Yr. U.S. Treasury Note 53 December 2024 5,819,961 3,828
CBOT U.S. Long Bond 6 December 2024 748,704 (3,579)
CME E-mini S&P 500 Index 25 December 2024 7,081,656 186,157
CME Ultra Long Term U.S. Treasury Bond 54 December 2024 7,241,642 (54,579)
ICE mini MSCI EAFE Index 33 December 2024 4,007,868 97,002
ICE US mini MSCI Emerging Markets Index 80 December 2024 4,389,002 301,798
Total Futures Long Contracts $ 53,030,902 $ 576,449
CME E-mini Russell 2000 Index (102) December 2024 ( $ 10,982,406) ( $ 488,514)
CME E-mini S&P Mid-Cap 400 Index (41) December 2024 (12,463,522) (445,738)
CME Euro Foreign Exchange Currency (34) December 2024 (4,706,896) (38,867)
Eurex Euro STOXX 50 Index (86) December 2024 (4,656,419) (169,384)
Total Futures Short Contracts ( $ 32,809,243) ($1,142,503)
Total Futures Contracts $ 20,221,659 ($566,054)

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Portfolio's credit default swap contracts held as of September 30, 2024. Investments totaling
$99,698 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 950,000 $ – ( $ 14,023) ( $ 14,023)
Total Credit Default Swaps $– ($14,023) ($14,023)
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Balanced Income Plus Portfolio's total rate of return swap contracts held as of September 30, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 499,420 ( $ 45,773) $ – ( $ 45,773)
Total Rate of Return Swaps ( $ 45,773) $ – ($45,773)

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,750 $918 $1,455 $21,214 2,532 5.1%
Core International Equity 30,269 – 2,400 31,342 2,754 7.5
Total U.S. Affiliated Registered Investment
Companies 51,019 52,556 12.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 33,139 102,148 112,162 23,125 2,312 5.6
Total Affiliated Short-Term Investments 33,139 23,125 5.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,134 53,993 55,344 4,783 4,783 1.1
Total Collateral Held for Securities Loaned 6,134 4,783 1.1
Total Value $90,292 $80,464
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($319) $1,320 $ – $917
Core International Equity 85 3,388 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 0 (0) – 1,078
Total Income/Non Cash Income from Affiliated
Investments $1,995
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total Value ($234) $4,708 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 70.9% Value
Asset-Backed Securities  6.3%
720 East CLO, Ltd.
$ 1,100,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
$ 1,105,317
Affirm Asset Securitization Trust
800,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
816,357
110,997
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
111,443
1,000,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,013,048
Anchorage Capital CLO 21, Ltd.
875,000
7.944%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
876,686
Barings CLO, Ltd.
400,000
8.694%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,b
401,230
Business Jet Securities, LLC
619,083
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
610,088
1,114,547
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,148,809
CarVal CLO, Ltd.
1,250,000
8.982%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,254,948
Cascade Funding Mortgage Trust,
LLC
324,718
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
320,113
Dryden 36 Senior Loan Fund
750,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
750,668
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
867,710
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,025,926
HTAP
632,599
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
632,654
HTAP Issuer Trust
450,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
445,394
Madison Park Funding XVIII, Ltd.
500,000
7.444%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
500,497
MetroNet Infrastructure Issuer, LLC
1,000,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,030,838
Neuberger Berman CLO, Ltd.
1,225,000
8.563%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,226,215
OZLM VIII, Ltd.
1,000,000
7.197%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,b
1,000,730
Principal
Amount Long-Term Fixed Income  70.9% Value
Asset-Backed Securities  6.3% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 697,060
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 703,610
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,081,720
Preston Ridge Partners Mortgage
Trust, LLC
329,467
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,c
325,121
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,c
1,194,755
866,686
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,c
873,520
870,304
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,c
882,395
966,468
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,c
980,794
958,105
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,c
928,727
1,009,331
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,c
985,467
991,278
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
1,003,036
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,454,565
RCKT Mortgage Trust
675,218
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,c
686,031
RCO VII Mortgage, LLC
753,112
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
758,503
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
429,342
Saxon Asset Securities Trust
399,056
3.009%,  8/25/2035, Ser.
2004-2, Class MF2
b
351,461
Sculptor CLO, Ltd.
625,000
7.944%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
625,839
Silver Point CLO 2, Ltd.
1,200,000
7.982%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
1,206,350
Stanwich Mortgage Loan
Company, LLC
71,824
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,c
72,102
Symphony CLO XX, Ltd.
700,000
8.332%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
701,419
TCW CLO, Ltd.
750,000
6.390%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b,d
750,130

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Asset-Backed Securities  6.3% - continued
Unlock HEA Trust
$ 913,604
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 912,381
864,081
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
867,817
425,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
423,487
VCAT Asset Securitization, LLC
180,073
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,c
179,768
Vericrest Opportunity Loan
Transferee
984,945
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,c
959,203
1,193,393
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,c
1,167,662
812,511
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,c
770,883
231,576
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
223,705
1,280,469
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,c
1,201,596
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
254,894
Whitebox CLO I, Ltd.
250,000
6.659%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
250,357
Whitebox CLO III, Ltd.
725,000
7.763%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,b
725,452
Whitebox CLO IV, Ltd.
800,000
7.882%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
806,947
Wind River CLO, Ltd.
725,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
725,513
Total 40,603,223
Basic Materials  1.0%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
62,000 8.625%,  6/15/2029
a
65,884
ATI, Inc.
172,000 7.250%,  8/15/2030 183,152
Axalta Coating Systems Dutch
Holding B BV
105,000 7.250%,  2/15/2031
a
112,129
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
a
207,975
Chemours Company
288,000 5.750%,  11/15/2028
a
273,575
Cleveland-Cliffs, Inc.
84,000 5.875%,  6/1/2027 84,186
160,000 4.625%,  3/1/2029
a
151,047
76,000 4.875%,  3/1/2031
a
70,629
76,000 6.250%,  10/1/2040 67,945
Consolidated Energy Finance SA
289,000 5.625%,  10/15/2028
a
244,289
Principal
Amount Long-Term Fixed Income  70.9% Value
Basic Materials  1.0% - continued
Ecolab, Inc.
$ 119,000 2.125%,  2/1/2032 $ 103,406
First Quantum Minerals, Ltd.
97,000 6.875%,  10/15/2027
a
95,903
FMC Corporation
77,000 5.150%,  5/18/2026 77,704
FMG Resources August 2006, Pty.
Ltd.
76,000 5.875%,  4/15/2030
a
76,976
Glencore Funding, LLC
88,000 5.893%,  4/4/2054
a
92,557
147,000 4.000%,  3/27/2027
a
145,624
168,000 6.125%,  10/6/2028
a
178,003
Hecla Mining Company
120,000 7.250%,  2/15/2028 122,379
Hudbay Minerals, Inc.
127,000 4.500%,  4/1/2026
a
125,617
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
92,000 9.000%,  7/1/2028
a
93,012
INEOS Finance plc
227,000 7.500%,  4/15/2029
a
237,189
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
a
128,363
Mercer International, Inc.
93,000 5.125%,  2/1/2029 79,345
Methanex Corporation
117,000 5.125%,  10/15/2027 115,773
78,000 5.250%,  12/15/2029
e
77,002
Mineral Resources, Ltd.
124,000 9.250%,  10/1/2028
a
132,034
Mosaic Company
129,000 5.375%,  11/15/2028 133,623
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
130,000 5.350%,  3/15/2034 136,236
Novelis Corporation
34,000 3.250%,  11/15/2026
a
32,809
80,000 4.750%,  1/30/2030
a
77,560
110,000 3.875%,  8/15/2031
a
100,558
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 186,603
OCI NV
108,000 4.625%,  10/15/2025
a
107,854
Peabody Energy Corporation,
Convertible
143,000 3.250%,  3/1/2028 213,785
SCIL IV, LLC/SCIL USA Holdings,
LLC
164,000 5.375%,  11/1/2026
a
161,963
Sherwin-Williams Company
89,000 4.800%,  9/1/2031 90,773
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054
a
145,592
SNF Group SACA
286,000 3.375%,  3/15/2030
a
257,742
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
a
280,169
Taseko Mines, Ltd.
162,000 8.250%,  5/1/2030
a
170,015
Tronox, Inc.
81,000 4.625%,  3/15/2029
a,e
75,664

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Basic Materials  1.0% - continued
United States Steel Corporation
$ 100,000 6.875%,  3/1/2029 $ 101,440
United States Steel Corporation,
Convertible
155,000 5.000%,  11/1/2026 413,075
Westlake Corporation
98,000 3.600%,  8/15/2026 96,648
Total 6,123,807
Capital Goods  1.8%
Advanced Drainage Systems, Inc.
155,000 6.375%,  6/15/2030
a
158,328
Amcor Finance USA, Inc.
88,000 5.625%,  5/26/2033 92,635
Array Technologies, Inc.,
Convertible
167,000 1.000%,  12/1/2028 123,987
Boeing Company
88,000 6.858%,  5/1/2054
a
96,590
266,000 5.930%,  5/1/2060 254,793
255,000 4.875%,  5/1/2025 254,028
166,000 2.196%,  2/4/2026 159,856
147,000 3.250%,  3/1/2028 138,605
145,000 5.150%,  5/1/2030 145,348
44,000 6.528%,  5/1/2034
a
47,224
Bombardier, Inc.
46,000 7.875%,  4/15/2027
a
46,129
122,000 6.000%,  2/15/2028
a
122,806
121,000 7.250%,  7/1/2031
a
127,919
217,000 7.000%,  6/1/2032
a,e
226,968
Brand Industrial Services, Inc.
184,000 10.375%,  8/1/2030
a
197,037
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
181,429
Camelot Return Merger Sub, Inc.
114,000 8.750%,  8/1/2028
a,e
115,359
Canpack SA/Canpack US, LLC
236,000 3.875%,  11/15/2029
a
220,981
Carrier Global Corporation
147,000 2.722%,  2/15/2030 135,904
Chart Industries, Inc.
189,000 7.500%,  1/1/2030
a
199,192
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
39,370
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 129,614
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
164,000 6.625%,  12/15/2030
a
169,100
EquipmentShare.com, Inc.
81,000 8.625%,  5/15/2032
a
84,977
ESAB Corporation
64,000 6.250%,  4/15/2029
a
65,732
Fluor Corporation, Convertible
339,000 1.125%,  8/15/2029 413,919
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
a
223,771
219,000 3.500%,  9/1/2028
a
208,498
Greenbrier Companies, Inc.,
Convertible
218,000 2.875%,  4/15/2028
e
239,146
Principal
Amount Long-Term Fixed Income  70.9% Value
Capital Goods  1.8% - continued
H&E Equipment Services, Inc.
$ 248,000 3.875%,  12/15/2028
a
$ 232,833
Herc Holdings, Inc.
49,000 5.500%,  7/15/2027
a
48,940
124,000 6.625%,  6/15/2029
a
128,436
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 183,562
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 141,040
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 144,555
Ingersoll Rand, Inc.
146,000 5.176%,  6/15/2029 151,032
43,000 5.700%,  8/14/2033 46,071
John Bean Technologies
Corporation, Convertible
228,000 25.000%,  5/15/2026 213,568
John Deere Capital Corporation
82,000 4.700%,  6/10/2030 84,488
172,000 4.400%,  9/8/2031 173,215
91,000 3.900%,  6/7/2032 88,849
46,000 5.150%,  9/8/2033 48,585
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 80,057
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 124,209
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
48,000 6.750%,  4/1/2032
a
49,758
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
a
153,470
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
153,572
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
a
170,529
New Enterprise Stone and Lime
Company, Inc.
233,000 5.250%,  7/15/2028
a
227,524
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 180,224
42,000 4.700%,  3/15/2033 42,628
OI European Group BV
161,000 4.750%,  2/15/2030
a
152,234
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 120,307
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
140,658
Pactiv Evergreen Group
74,000 4.375%,  10/15/2028
a
70,880
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 79,254
Patrick Industries, Inc., Convertible
122,000 1.750%,  12/1/2028 183,732
Republic Services, Inc.
79,000 3.950%,  5/15/2028 78,575
90,000 5.000%,  12/15/2033 92,764
Resideo Funding, Inc.
158,000 6.500%,  7/15/2032
a
162,189
Reworld Holding Corporation
72,000 4.875%,  12/1/2029
a
67,776

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Capital Goods  1.8% - continued
Roller Bearing Company of
America, Inc.
$ 217,000 4.375%,  10/15/2029
a
$ 208,185
RTX Corporation
133,000 5.750%,  1/15/2029 140,864
Sealed Air Corporation/Sealed Air
Corporation (US)
121,000 6.125%,  2/1/2028
a
123,026
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
a
241,627
Spirit AeroSystems, Inc.
242,000 9.750%,  11/15/2030
a
269,830
SRM Escrow Issuer, LLC
140,000 6.000%,  11/1/2028
a
140,517
Standard Industries, Inc./NY
76,000 4.750%,  1/15/2028
a
74,441
76,000 3.375%,  1/15/2031
a
67,704
Summit Materials, LLC/Summit
Materials Finance Corporation
64,000 7.250%,  1/15/2031
a
67,795
Textron, Inc.
147,000 3.650%,  3/15/2027 144,709
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 136,520
TransDigm, Inc.
272,000 7.125%,  12/1/2031
a
287,684
227,000 6.625%,  3/1/2032
a
236,385
Trivium Packaging Finance
121,000 5.500%,  8/15/2026
a
120,529
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 226,816
Veralto Corporation
82,000 5.350%,  9/18/2028 85,394
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 42,056
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
83,682
57,000 6.625%,  3/15/2032
a
59,371
Total 11,391,894
Collateralized Mortgage Obligations  5.8%
A&D Mortgage Trust
234,643
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
238,503
Alternative Loan Trust
358,225
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 200,211
Banc of America Alternative Loan
Trust
677,102
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 605,283
Banc of America Mortgage
Securities Trust
218,788
6.397%,  9/25/2035, Ser.
2005-H, Class 3A1
b
206,874
Bear Stearns Adjustable Rate
Mortgage Trust
20,143
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
19,123
CAFL Issuer, LLC
570,913
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
565,026
Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
CHL Mortgage Pass-Through Trust
$ 87,588
6.402%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 84,581
547,893
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 246,595
CHNGE Mortgage Trust
931,012
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
894,203
764,602
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
762,538
819,310
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
821,622
498,248
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
497,128
477,249
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
481,511
518,039
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
515,800
CIM Trust
903,308
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
911,667
Citigroup Mortgage Loan Trust,
Inc.
224,663
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 219,600
49,785
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
50,349
657,939
5.206%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
590,414
COLT Mortgage Loan Trust
742,575
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
751,955
Countrywide Alternative Loan Trust
317,616
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 262,928
126,356
4.305%,  10/25/2035, Ser.
2005-43, Class 1A1
b
104,357
176,960
4.450%,  10/25/2035, Ser.
2005-43, Class 4A1
b
147,015
176,816
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 143,148
Countrywide Home Loan
Mortgage Pass Through Trust
257,642
4.686%,  11/25/2035, Ser.
2005-22, Class 2A1
b
212,982
Credit Suisse Mortgage Trust
433,458
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
434,341
364,490
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
317,906
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
476,939
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 436,470
Federal Home Loan Mortgage
Corporation
1,126,909
3.500%,  8/15/2035, Ser.
345, Class C8
f
109,129
Federal Home Loan Mortgage
Corporation - REMIC
1,316,349
4.000%,  1/25/2051, Ser.
5249, Class LA 1,295,112
1,088,348
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 905,145

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
$ 4,031,865
1.500%,  12/25/2050, Ser.
5107, Class IO
f
$ 326,695
41,208
2.500%,  5/15/2027, Ser.
4106, Class HI
f
287
334,043
3.000%,  5/15/2027, Ser.
4046, Class GI
f
7,237
360,415
3.000%,  7/15/2027, Ser.
4084, Class NI
f
9,695
516,850
3.000%,  7/15/2027, Ser.
4074, Class IO
f
14,163
182,122
2.500%,  2/15/2028, Ser.
4162, Class AI
f
4,623
390,333
2.500%,  2/15/2028, Ser.
4161, Class UI
f
10,268
606,726
2.500%,  3/15/2028, Ser.
4177, Class EI
f
17,413
836,903
3.500%,  10/15/2032, Ser.
4119, Class KI
f
70,302
519,896
3.000%,  2/15/2033, Ser.
4170, Class IG
f
37,543
776,371
3.000%,  4/15/2033, Ser.
4203, Class DI
f
33,879
Federal National Mortgage
Association - REMIC
882,049
4.500%,  6/25/2052, Ser.
2022-43, Class MA 883,979
627,481
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
14,706
393,996
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
9,155
552,200
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
8,451
438,058
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
11,530
1,227,506
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
34,131
849,259
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
21,894
306,762
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
7,775
776,076
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
18,282
188,400
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
3,191
487,223
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
14,239
173,575
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
5,330
334,606
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
4,076
800,641
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
62,620
First Horizon Alternative Mortgage
Securities Trust
106,852
7.008%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
104,979
96,215
6.158%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
89,692
Flagstar Mortgage Trust
344,280
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
311,681
GCAT Trust
694,028
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
668,475
Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
$ 430,271
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,c
$ 428,460
294,576
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
296,923
GMAC Mortgage Corporation
Loan Trust
373,532
3.868%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
319,573
Government National Mortgage
Association
69,377
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
1,071
GS Mortgage-Backed Securities
Trust
673,612
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
671,323
Home RE, Ltd.
1,000,000
9.880%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,041,238
850,000
8.780%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
860,667
IndyMac IMJA Mortgage Loan
Trust
562,494
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 257,406
J.P. Morgan Mortgage Trust
448,995
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
381,374
639,301
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
635,391
57,602
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 59,612
263,556
5.203%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
189,674
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
609,728
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
509,802
Merrill Lynch Alternative Note
Asset Trust
504,227
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 181,617
MFA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,013,568
MortgageIT Securities Corporation
Mortgage Loan Trust
1,164,489
5.429%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
958,070
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
659,308
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
761,023
Preston Ridge Partners Mortgage
Trust, LLC
777,728
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
766,037
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
596,899

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
$ 550,000
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c,d,g
$ 550,000
PRKCM Trust
881,904
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
890,065
787,907
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
808,210
Residential Accredit Loans, Inc.
Trust
273,691
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 243,295
194,319
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 157,654
195,527
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 164,232
Residential Asset Securitization
Trust
288,186
4.948%,  1/25/2034, Ser.
2004-IP1, Class A1
b
275,714
Residential Funding Mortgage
Security I Trust
450,499
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 363,528
ROC Securities Trust Series
406,177
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
405,346
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,217,965
Sequoia Mortgage Trust
353,142
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
b
248,304
Structured Adjustable Rate
Mortgage Loan Trust
131,065
5.238%,  7/25/2035, Ser.
2005-15, Class 4A1
b
112,753
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,013,589
Triangle Re, Ltd.
1,100,000
8.680%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
1,119,445
TVC Mortgage Trust
900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
913,116
Verus Securitization Trust
758,427
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
683,086
496,671
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
500,306
WaMu Mortgage Pass-Through
Certificates
94,028
6.599%,  5/25/2033, Ser.
2003-AR4, Class A7
b
92,503
Washington Mutual Mortgage
Pass-Through Certificates
239,720
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 205,369
Total 37,001,051
Principal
Amount Long-Term Fixed Income  70.9% Value
Commercial Mortgage-Backed Securities  0.7%
BANK5 2023-5YR1
$ 1,000,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
$ 1,043,842
BBCMS Mortgage Trust
3,982,616
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
291,904
Benchmark Mortgage Trust
1,000,000
6.064%,  8/15/2057, Ser.
2024-V9, Class AS
b
1,044,352
Silver Hill Trust
165,322
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
160,600
Velocity Commercial Capital Loan
Trust
527,082
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
536,842
379,938
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
388,503
721,833
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
752,941
Total 4,218,984
Communications Services  2.3%
AMC Networks, Inc.
40,000 10.250%,  1/15/2029
a
41,106
AMC Networks, Inc., Convertible
37,000 4.250%,  2/15/2029
a
34,040
American Tower Corporation
161,000 4.400%,  2/15/2026 160,838
96,000 1.450%,  9/15/2026 90,890
127,000 5.500%,  3/15/2028 131,525
88,000 5.800%,  11/15/2028 92,446
126,000 3.800%,  8/15/2029 122,588
AT&T, Inc.
445,000 3.550%,  9/15/2055 325,488
288,000 4.300%,  2/15/2030 287,650
88,000 5.400%,  2/15/2034 92,336
Bell Telephone Company of
Canada
188,000 5.550%,  2/15/2054 196,378
87,000 5.100%,  5/11/2033 88,893
Cable One, Inc., Convertible
113,000 1.125%,  3/15/2028 90,923
CCO Holdings, LLC/CCO Holdings
Capital Corporation
319,000 5.125%,  5/1/2027
a
313,965
34,000 5.000%,  2/1/2028
a
33,074
460,000 4.750%,  3/1/2030
a
423,125
224,000 4.250%,  2/1/2031
a
197,507
109,000 4.750%,  2/1/2032
a
96,059
250,000 4.250%,  1/15/2034
a
205,065
CenterPoint Energy, Inc.,
Convertible
7,588 3.369%,  9/15/2029 284,322
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
80,000 6.150%,  11/10/2026 82,224
147,000 5.050%,  3/30/2029 146,232
142,000 6.550%,  6/1/2034 147,705
Clear Channel Outdoor Holdings,
Inc.
39,000 7.875%,  4/1/2030
a
40,782

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Communications Services  2.3% - continued
Clear Channel Worldwide
Holdings, Inc.
$ 291,000 5.125%,  8/15/2027
a
$ 286,084
Comcast Corporation
264,000 5.650%,  6/1/2054 281,933
210,000 3.400%,  4/1/2030 201,466
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 128,667
55,000 4.900%,  9/1/2029 55,904
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 294,642
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
418,000 5.875%,  8/15/2027
a
410,406
Frontier Communications
Holdings, LLC
147,000 5.875%,  10/15/2027
a
147,598
76,000 8.625%,  3/15/2031
a
81,935
GCI, LLC
225,000 4.750%,  10/15/2028
a
216,067
Gray Television, Inc.
125,000 7.000%,  5/15/2027
a,e
122,863
217,000 10.500%,  7/15/2029
a,e
226,648
Iliad Holding SASU
201,000 8.500%,  4/15/2031
a
216,197
Intelsat Jackson Holdings SA
207,000 6.500%,  3/15/2030
a
198,052
Lamar Media Corporation
154,000 3.625%,  1/15/2031 140,748
LCPR Senior Secured Financing
DAC
328,000 6.750%,  10/15/2027
a
300,129
Level 3 Financing, Inc.
77,888 10.500%,  4/15/2029
a
84,902
77,888 11.000%,  11/15/2029
a
86,267
138,000 10.500%,  5/15/2030
a
148,523
McGraw-Hill Education, Inc.
228,000 5.750%,  8/1/2028
a
225,319
Meta Platforms, Inc.
162,000 5.550%,  8/15/2064 173,027
87,000 3.850%,  8/15/2032 84,574
160,000 4.750%,  8/15/2034 163,311
News Corporation
127,000 3.875%,  5/15/2029
a
120,119
Nexstar Media, Inc.
93,000 5.625%,  7/15/2027
a
92,119
76,000 4.750%,  11/1/2028
a,e
72,614
Optics Bidco SPA
178,000 6.000%,  9/30/2034
a
180,193
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
104,000 4.625%,  3/15/2030
a
98,820
Paramount Global
190,000 6.375%,  3/30/2062
b
175,747
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
a
227,604
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,094
132,000 5.000%,  2/15/2029 134,706
220,000 5.300%,  2/15/2034 223,819
Principal
Amount Long-Term Fixed Income  70.9% Value
Communications Services  2.3% - continued
Scripps Escrow II, Inc.
$ 75,000 3.875%,  1/15/2029
a
$ 55,879
Sinclair Television Group, Inc.
70,000 4.125%,  12/1/2030
a,e
54,600
Sirius XM Radio, Inc.
296,000 5.000%,  8/1/2027
a
291,198
200,000 4.000%,  7/15/2028
a
188,689
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 312,260
136,000 8.750%,  3/15/2032 168,629
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 113,315
TEGNA, Inc.
255,000 4.625%,  3/15/2028 243,321
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
195,500
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 92,194
167,000 5.250%,  6/15/2055 166,174
165,000 3.375%,  4/15/2029 158,360
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
246,000 4.750%,  4/15/2028
a
228,202
Univision Communications, Inc.
34,000 8.500%,  7/31/2031
a
34,076
31,000 8.000%,  8/15/2028
a
31,696
268,000 4.500%,  5/1/2029
a
239,411
114,000 7.375%,  6/30/2030
a
110,329
Urban One, Inc.
49,000 7.375%,  2/1/2028
a
35,369
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054 107,977
147,000 3.150%,  3/22/2030 138,524
194,000 2.355%,  3/15/2032 167,139
150,000 4.780%,  2/15/2035
a
149,785
Viasat, Inc.
129,000 6.500%,  7/15/2028
a,e
101,227
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a
85,314
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
197,574
VMED O2 UK Financing I plc
91,000 4.750%,  7/15/2031
a
80,992
80,000 7.750%,  4/15/2032
a
82,118
Vodafone Group plc
114,000 5.125%,  6/4/2081
b
93,903
147,000 5.750%,  6/28/2054 152,181
83,000 5.875%,  6/28/2064 85,606
220,000 7.000%,  4/4/2079
b
232,082
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
a
232,822
Walt Disney Company
80,000 3.800%,  3/22/2030 78,707
Warnermedia Holdings, Inc.
316,000 4.054%,  3/15/2029 299,358
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
86,000 7.750%,  8/15/2028
a
86,081
54,000 8.250%,  10/1/2031
a,d
54,898
Zegona Finance plc
141,000 8.625%,  7/15/2029
a
150,518

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Communications Services  2.3% - continued
Ziggo Bond Company BV
$ 95,000 5.125%,  2/28/2030
a,e
$ 87,570
Ziggo BV
86,000 4.875%,  1/15/2030
a
81,719
Total 14,840,555
Consumer Cyclical  3.2%
1011778 B.C., ULC/New Red
Finance, Inc.
111,000 4.375%,  1/15/2028
a
107,838
59,000 5.625%,  9/15/2029
a
59,853
Adient Global Holdings, Ltd.
129,000 8.250%,  4/15/2031
a,e
136,869
Alimentation Couche-Tard, Inc.
144,000 5.617%,  2/12/2054
a
147,699
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
a
384,744
Allison Transmission, Inc.
158,000 3.750%,  1/30/2031
a
143,653
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 85,739
American Axle & Manufacturing,
Inc.
85,000 6.875%,  7/1/2028 84,860
225,000 5.000%,  10/1/2029
e
206,579
American Honda Finance
Corporation
194,000 5.050%,  7/10/2031 199,688
135,000 4.900%,  1/10/2034 137,315
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
43,000 7.000%,  4/15/2030
a,e
39,945
Arko Corporation
185,000 5.125%,  11/15/2029
a
171,838
Asbury Automotive Group, Inc.
136,000 5.000%,  2/15/2032
a
128,966
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
172,789
17,000 4.625%,  4/1/2030
a
16,288
Aston Martin Capital Holdings, Ltd.
102,000 10.000%,  3/31/2029
a
100,090
Beazer Homes USA, Inc.
134,000 7.500%,  3/15/2031
a
139,044
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 85,281
Booking Holdings, Inc.,
Convertible
143,000 0.750%,  5/1/2025 319,923
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
a
257,808
Boyne USA, Inc.
128,000 4.750%,  5/15/2029
a
123,050
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
114,000 4.875%,  2/15/2030
a
107,319
Burlington Stores, Inc., Convertible
156,000 2.250%,  4/15/2025 194,298
120,000 1.250%,  12/15/2027 169,020
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.2% - continued
Caesars Entertainment, Inc.
$ 276,000 4.625%,  10/15/2029
a,e
$ 262,536
97,000 6.500%,  2/15/2032
a
100,338
Carnival Corporation
152,000 7.625%,  3/1/2026
a
153,407
345,000 5.750%,  3/1/2027
a
349,400
198,000 4.000%,  8/1/2028
a
191,232
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
39,000 5.375%,  4/15/2027 38,890
206,000 5.250%,  7/15/2029 202,403
Choice Hotels International, Inc.
83,000 3.700%,  12/1/2029
e
78,783
Churchill Downs, Inc.
107,000 4.750%,  1/15/2028
a
104,913
116,000 6.750%,  5/1/2031
a
119,788
Clarios Global, LP/Clarios US
Finance Company, Inc.
181,000 6.750%,  5/15/2028
a
186,566
Crocs, Inc.
76,000 4.250%,  3/15/2029
a
71,850
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
39,354
Dana, Inc.
78,000 5.625%,  6/15/2028 76,477
114,000 4.250%,  9/1/2030 102,359
117,000 4.500%,  2/15/2032 103,761
eG Global Finance plc
39,000 12.000%,  11/30/2028
a,e
43,526
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 137,675
Expedia Group, Inc., Convertible
187,000 Zero Coupon,  2/15/2026 178,491
Ford Motor Company, Convertible
332,000 Zero Coupon,  3/15/2026 324,862
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 203,610
168,000 2.900%,  2/10/2029 152,496
148,000 7.122%,  11/7/2033 160,003
Forestar Group, Inc.
80,000 3.850%,  5/15/2026
a
78,220
Gap, Inc.
56,000 3.625%,  10/1/2029
a
50,652
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
111,550
General Motors Financial
Company, Inc.
83,000 1.200%,  10/15/2024 82,865
43,000 2.900%,  2/26/2025 42,643
111,000 2.750%,  6/20/2025 109,217
135,000 5.800%,  6/23/2028 140,060
104,000 5.800%,  1/7/2029 108,171
193,000 4.900%,  10/6/2029 193,219
196,000 5.700%,  9/30/2030
b,h
191,812
63,000 5.750%,  2/8/2031 65,138
194,000 5.950%,  4/4/2034 200,777
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
73,185

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.2% - continued
Goodyear Tire & Rubber Company
$ 78,000 4.875%,  3/15/2027 $ 76,181
185,000 5.000%,  7/15/2029
e
170,150
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
a
90,202
Harley-Davidson Financial
Services, Inc.
134,000 5.950%,  6/11/2029
a
137,244
Hilton Domestic Operating
Company, Inc.
238,000 4.875%,  1/15/2030 234,843
39,000 4.000%,  5/1/2031
a
36,467
219,000 3.625%,  2/15/2032
a
197,850
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
278,000 5.000%,  6/1/2029
a
264,115
Home Depot, Inc.
81,000 5.300%,  6/25/2054 85,128
81,000 5.400%,  6/25/2064 85,762
137,000 3.250%,  4/15/2032 128,200
Hyundai Capital America
2,000 5.500%,  3/30/2026
a
2,030
147,000 3.000%,  2/10/2027
a,e
142,339
89,000 6.500%,  1/16/2029
a
95,476
International Game Technology plc
193,000 5.250%,  1/15/2029
a
192,255
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
153,665
Jaguar Land Rover Automotive plc
93,000 5.500%,  7/15/2029
a
91,893
KB Home
240,000 4.800%,  11/15/2029 236,804
10,000 4.000%,  6/15/2031 9,249
L Brands, Inc.
370,000 6.625%,  10/1/2030
a
377,192
Las Vegas Sands Corporation
89,000 5.900%,  6/1/2027 91,395
Light & Wonder International, Inc.
178,000 7.250%,  11/15/2029
a
184,163
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
85,770
Live Nation Entertainment, Inc.,
Convertible
124,000 2.000%,  2/15/2025
e
134,123
337,000 3.125%,  1/15/2029
e
414,422
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 221,817
Macy's Retail Holdings, LLC
151,000 5.875%,  4/1/2029
a,e
149,037
78,000 6.125%,  3/15/2032
a
75,601
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 84,699
146,000 4.625%,  6/15/2030 147,362
Marriott Vacations Worldwide
Corporation, Convertible
123,000 Zero Coupon,  1/15/2026 114,143
283,000 3.250%,  12/15/2027 260,643
Mattamy Group Corporation
116,000 5.250%,  12/15/2027
a
115,317
McDonald's Corporation
94,000 4.950%,  8/14/2033 97,694
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.2% - continued
Melco Resorts Finance, Ltd.
$ 217,000 5.375%,  12/4/2029
a
$ 202,717
122,000 7.625%,  4/17/2032
a
125,761
Meritage Homes Corporation,
Convertible
142,000 1.750%,  5/15/2028
a
161,667
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
a
84,883
NCL Corporation, Ltd.
91,000 5.875%,  3/15/2026
a
91,006
178,000 5.875%,  2/15/2027
a
178,630
Nordstrom, Inc.
92,000 4.375%,  4/1/2030
e
84,402
130,000 4.250%,  8/1/2031 114,505
PENN Entertainment, Inc.
195,000 4.125%,  7/1/2029
a,e
177,666
PetSmart, Inc./PetSmart Finance
Corporation
221,000 4.750%,  2/15/2028
a
211,877
70,000 7.750%,  2/15/2029
a
69,102
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
253,000 5.750%,  4/15/2026
a
254,155
QVC, Inc.
49,000 6.875%,  4/15/2029
a
40,694
Rakuten Group, Inc.
117,000 11.250%,  2/15/2027
a
127,943
140,000 9.750%,  4/15/2029
a
152,775
Royal Caribbean Cruises, Ltd.
365,000 4.250%,  7/1/2026
a
360,881
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
a
32,751
SeaWorld Parks and
Entertainment, Inc.
189,000 5.250%,  8/15/2029
a
184,437
Service Corporation International/
US
78,000 3.375%,  8/15/2030 70,690
Six Flags Entertainment
Corporation
38,000 7.250%,  5/15/2031
a,e
39,357
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
39,000 6.625%,  5/1/2032
a
40,389
Six Flags Theme Parks, Inc.
53,000 7.000%,  7/1/2025
a,e
53,042
Sonic Automotive, Inc.
95,000 4.875%,  11/15/2031
a
87,706
Staples, Inc.
155,000 10.750%,  9/1/2029
a
150,397
Station Casinos, LLC
216,000 4.625%,  12/1/2031
a
200,299
Tenneco, Inc.
258,000 8.000%,  11/17/2028
a
239,406
Toyota Motor Credit Corporation
88,000 5.550%,  11/20/2030 94,025
87,000 4.800%,  1/5/2034 88,710
Tractor Supply Company
88,000 5.250%,  5/15/2033 91,575
Uber Technologies, Inc.
121,000 5.350%,  9/15/2054 120,008
150,000 4.800%,  9/15/2034 149,792

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Cyclical  3.2% - continued
Uber Technologies, Inc.,
Convertible
$ 149,000 Zero Coupon,  12/15/2025 $ 164,272
327,000 0.875%,  12/1/2028
a
409,404
Vail Resorts, Inc., Convertible
155,000 Zero Coupon,  1/1/2026 146,087
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
331,618
Victoria's Secret & Company
187,000 4.625%,  7/15/2029
a
165,160
Viking Cruises, Ltd.
399,000 5.875%,  9/15/2027
a
398,721
Volkswagen Group of America
Finance, LLC
56,000 3.350%,  5/13/2025
a
55,463
Wabash National Corporation
117,000 4.500%,  10/15/2028
a
107,185
Walgreens Boots Alliance, Inc.
137,000 3.200%,  4/15/2030
e
111,146
57,000 4.800%,  11/18/2044
e
42,652
WASH Multifamily Acquisition, Inc.
122,000 5.750%,  4/15/2026
a
121,337
Wyndham Hotels & Resorts, Inc.
201,000 4.375%,  8/15/2028
a
193,888
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
204,991
Yum! Brands, Inc.
272,000 4.750%,  1/15/2030
a
268,798
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
155,485
Total 20,491,411
Consumer Non-Cyclical  3.2%
1375209 B.C., Ltd.
78,000 9.000%,  1/30/2028
a,e
77,307
AbbVie, Inc.
220,000 5.500%,  3/15/2064 234,904
132,000 5.350%,  3/15/2044 139,242
AdaptHealth, LLC
349,000 4.625%,  8/1/2029
a
323,208
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
250,000 4.625%,  1/15/2027
a
243,215
261,000 3.500%,  3/15/2029
a
243,362
Altria Group, Inc.
88,000 6.200%,  11/1/2028 93,684
Amgen, Inc.
128,000 5.150%,  3/2/2028 131,803
Anheuser-Busch InBev Worldwide,
Inc.
195,000 4.750%,  1/23/2029 200,080
266,000 5.000%,  6/15/2034 277,217
ANI Pharmaceuticals, Inc.,
Convertible
171,000 2.250%,  9/1/2029
a
180,084
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 88,412
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 180,040
131,000 5.000%,  2/26/2034 136,804
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
B&G Foods, Inc.
$ 152,000 8.000%,  9/15/2028
a
$ 159,000
BAT Capital Corporation
97,000 6.343%,  8/2/2030 104,990
93,000 7.750%,  10/19/2032 110,036
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
50,760
Bausch Health Companies, Inc.
124,000 5.500%,  11/1/2025
a,e
121,137
290,000 4.875%,  6/1/2028
a
226,925
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 71,913
147,000 2.823%,  5/20/2030 135,620
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
a
169,544
BioMarin Pharmaceutical, Inc.,
Convertible
267,000 1.250%,  5/15/2027
e
253,783
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 129,803
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 186,452
89,000 5.750%,  2/1/2031 96,390
43,000 5.900%,  11/15/2033 47,518
Bunge, Ltd. Finance Corporation
48,000 4.650%,  9/17/2034 47,896
Campbell Soup Company
286,000 5.400%,  3/21/2034 299,913
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
149,384
Catalent Pharma Solutions, Inc.
97,000 3.125%,  2/15/2029
a
95,283
Central Garden & Pet Company
174,000 4.125%,  10/15/2030 161,759
Charles River Laboratories
International, Inc.
94,000 4.000%,  3/15/2031
a
86,654
Chefs' Warehouse, Inc.,
Convertible
126,000 2.375%,  12/15/2028 147,414
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
a
38,795
Chobani, LLC/Chobani Finance
Corporation, Inc.
68,000 4.625%,  11/15/2028
a
66,223
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
a
187,957
59,000 8.000%,  12/15/2027
a
59,189
98,000 6.000%,  1/15/2029
a
95,137
127,000 5.250%,  5/15/2030
a
116,879
111,000 4.750%,  2/15/2031
a
97,574
109,000 10.875%,  1/15/2032
a
120,116
Cigna Group
88,000 5.600%,  2/15/2054 90,872
110,000 2.400%,  3/15/2030 99,611
Coca-Cola Company
88,000 5.300%,  5/13/2054 93,732
Concentra Escrow Issuer
Corporation
66,000 6.875%,  7/15/2032
a
69,400
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 91,637

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
$ 195,000 3.150%,  8/1/2029 $ 185,004
32,000 4.900%,  5/1/2033 32,334
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
a
340,332
CVS Health Corporation
176,000 6.050%,  6/1/2054 183,619
81,000 5.000%,  2/20/2026 81,553
77,000 4.300%,  3/25/2028 76,793
267,000 4.780%,  3/25/2038 251,917
282,000 6.000%,  6/1/2044 291,469
Diageo Capital plc
97,000 2.000%,  4/29/2030 86,454
130,000 5.625%,  10/5/2033 140,095
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
a
198,828
Eli Lilly & Company
176,000 5.000%,  2/9/2054 178,934
176,000 4.700%,  2/27/2033 181,063
Embecta Corporation
91,000 6.750%,  2/15/2030
a
86,176
Encompass Health Corporation
101,000 4.500%,  2/1/2028 99,134
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a,e
83,580
Energizer Holdings, Inc.
151,000 4.375%,  3/31/2029
a
142,997
Envista Holdings Corporation,
Convertible
16,000 2.375%,  6/1/2025 17,371
163,000 1.750%,  8/15/2028 147,209
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
a,e
70,460
GE HealthCare Technologies, Inc.
136,000 6.377%,  11/22/2052 159,025
General Mills, Inc.
35,000 4.950%,  3/29/2033 35,902
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 93,869
HCA, Inc.
80,000 5.950%,  9/15/2054 84,041
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
76,000 7.875%,  9/1/2025
a
75,718
HLF Financing SARL, LLC/
Herbalife International, Inc.
144,000 4.875%,  6/1/2029
a
90,602
Insulet Corporation, Convertible
374,000 0.375%,  9/1/2026 446,369
Integer Holdings Corporation,
Convertible
291,000 2.125%,  2/15/2028 458,761
Jazz Investments I, Ltd.,
Convertible
520,000 2.000%,  6/15/2026 518,180
249,000 3.125%,  9/15/2030
a
259,333
Jazz Securities DAC
51,000 4.375%,  1/15/2029
a
49,323
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
231,000 2.500%,  1/15/2027 221,004
114,000 3.625%,  1/15/2032 104,224
Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
Johnson & Johnson
$ 176,000 5.250%,  6/1/2054 $ 190,623
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
78,000 9.000%,  2/15/2029
a
81,113
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 100,985
172,000 5.300%,  3/15/2034 179,929
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 98,379
Kroger Company
80,000 4.500%,  1/15/2029 80,820
LifePoint Health, Inc.
90,000 9.875%,  8/15/2030
a
99,090
98,000 11.000%,  10/15/2030
a
110,582
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
265,891
Medline Borrower, LP/Medline Co-
Issuer, Inc.
176,000 6.250%,  4/1/2029
a
181,338
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 86,479
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
a
254,680
60,000 5.250%,  10/1/2029
a
58,871
MPH Acquisition Holdings, LLC
76,000 5.500%,  9/1/2028
a
54,800
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
156,278
Newell Brands, Inc.
81,000 6.375%,  9/15/2027
e
81,924
80,000 6.625%,  9/15/2029 80,996
Novartis Capital Corporation
204,000 4.700%,  9/18/2054 199,643
Organon & Company/Organon
Foreign Debt Co-Issuer BV
106,000 4.125%,  4/30/2028
a
101,928
299,000 5.125%,  4/30/2031
a,e
281,694
Owens & Minor, Inc.
133,000 6.625%,  4/1/2030
a,e
129,103
PepsiCo, Inc.
167,000 5.250%,  7/17/2054 176,657
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
111,261
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 132,455
Philip Morris International, Inc.
168,000 4.875%,  2/15/2028 171,747
93,000 5.625%,  11/17/2029 98,758
88,000 5.125%,  2/13/2031 91,467
93,000 5.750%,  11/17/2032 99,955
132,000 5.250%,  2/13/2034 137,084
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
111,953
195,000 4.500%,  9/15/2031
a
182,171
Post Holdings, Inc., Convertible
281,000 2.500%,  8/15/2027 334,109
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a,e
136,585
93,000 1.930%,  12/13/2028
a
85,598
136,000 2.076%,  12/13/2031
a
117,478

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Consumer Non-Cyclical  3.2% - continued
Royalty Pharma plc
$ 222,000 1.200%,  9/2/2025 $ 215,033
123,000 5.150%,  9/2/2029 126,160
Scotts Miracle-Gro Company
58,000 4.500%,  10/15/2029 55,773
Simmons Foods, Inc.
318,000 4.625%,  3/1/2029
a
301,707
Sotera Health Holdings, LLC
80,000 7.375%,  6/1/2031
a
83,081
Spectrum Brands, Inc.,
Convertible
163,000 3.375%,  6/1/2029
a
168,744
Star Parent, Inc.
84,000 9.000%,  10/1/2030
a
90,181
Sysco Corporation
84,000 5.950%,  4/1/2030 90,189
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054 241,552
161,000 5.000%,  11/26/2028 165,065
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 503,091
281,000 4.375%,  1/15/2030 269,601
Teva Pharmaceutical Finance
Netherlands III BV
188,000 3.150%,  10/1/2026 180,707
Topgolf Callaway Brands
Corporation, Convertible
122,000 2.750%,  5/1/2026 123,952
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 105,147
US Acute Care Solutions, LLC
76,000 9.750%,  5/15/2029
a
78,718
Varex Imaging Corporation,
Convertible
30,000 4.000%,  6/1/2025 29,792
Viterra Finance BV
178,000 3.200%,  4/21/2031
a
162,803
Winnebago Industries, Inc.,
Convertible
172,000 3.250%,  1/15/2030
a
168,646
Wyeth, LLC
215,000 6.500%,  2/1/2034 247,666
Zoetis, Inc.
131,000 5.600%,  11/16/2032 140,285
Total 20,510,648
Energy  2.8%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
162,276
Apache Corporation
131,000 4.375%,  10/15/2028 128,523
Archrock Partners, LP/Archrock
Partners Finance Corporation
84,000 6.250%,  4/1/2028
a
84,417
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
162,000 8.250%,  12/31/2028
a
165,965
78,000 5.875%,  6/30/2029
a
77,056
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
a
180,336
Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 124,000 7.000%,  7/15/2029
a
$ 128,909
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 235,843
127,000 4.812%,  2/13/2033 128,698
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,h
163,210
177,000 6.450%,  12/1/2033
b,h
186,192
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
107,649
152,000 6.875%,  7/1/2029
a
155,735
California Resources Corporation
93,000 8.250%,  6/15/2029
a
94,774
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 95,674
97,000 3.250%,  1/31/2032 86,739
114,000 5.950%,  6/30/2033 120,629
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034
a
79,665
Civitas Resources, Inc.
118,000 8.375%,  7/1/2028
a
122,657
125,000 8.750%,  7/1/2031
a
132,317
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
101,547
CNX Resources Corporation,
Convertible
202,000 2.250%,  5/1/2026 515,100
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
79,905
175,000 6.042%,  8/15/2028
a
182,978
Comstock Resources, Inc.
156,000 6.750%,  3/1/2029
a
151,825
183,000 5.875%,  1/15/2030
a
171,121
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
a
212,839
Crescent Energy Finance, LLC
241,000 7.625%,  4/1/2032
a
241,076
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
184,126
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
66,871
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 209,596
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
a
124,350
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
195,734
182,000 7.625%,  1/15/2083
b
194,406
132,000 5.950%,  4/5/2054 139,606
44,000 5.700%,  3/8/2033 46,374
Enerflex, Ltd.
58,000 9.000%,  10/15/2027
a
59,833
Energy Transfer, LP
89,000 5.950%,  5/15/2054 91,087
297,000 8.000%,  5/15/2054
b
319,563
88,000 6.050%,  9/1/2054 91,163
210,000 6.500%,  11/15/2026
b,h
209,498
87,000 4.400%,  3/15/2027 87,139
54,000 7.125%,  5/15/2030
b,h
55,162

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
$ 87,000 6.400%,  12/1/2030 $ 94,777
90,000 5.600%,  9/1/2034 93,503
Enterprise Products Operating,
LLC
115,000 5.550%,  2/16/2055 118,796
97,000 4.150%,  10/16/2028 96,943
215,000
8.343%,  (TSFR3M +
3.248%), 8/16/2077
b
214,995
EQM Midstream Partners, LP
350,000 4.750%,  1/15/2031
a
338,908
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 130,352
186,000 7.875%,  5/15/2032 189,375
Harvest Midstream I, LP
195,000 7.500%,  9/1/2028
a
199,548
Hess Midstream Operations, LP
175,000 4.250%,  2/15/2030
a
167,099
Hilcorp Energy I, LP/Hilcorp
Finance Company
259,000 5.750%,  2/1/2029
a
251,966
78,000 6.000%,  4/15/2030
a
76,029
34,000 6.250%,  4/15/2032
a
33,093
Howard Midstream Energy
Partners, LLC
217,000 7.375%,  7/15/2032
a
224,747
ITT Holdings, LLC
140,000 6.500%,  8/1/2029
a
132,629
Kinder Morgan, Inc.
162,000 5.950%,  8/1/2054 168,119
Kodiak Gas Services, LLC
98,000 7.250%,  2/15/2029
a
101,420
Laredo Petroleum, Inc.
136,000 7.750%,  7/31/2029
a
135,311
MEG Energy Corporation
110,000 5.875%,  2/1/2029
a
107,609
MPLX, LP
243,000 1.750%,  3/1/2026 234,014
43,000 5.000%,  3/1/2033 43,024
123,000 5.500%,  6/1/2034 126,368
Nabors Industries, Inc.
78,000 7.375%,  5/15/2027
a
78,174
199,000 9.125%,  1/31/2030
a
205,228
National Fuel Gas Company
195,000 5.500%,  1/15/2026
e
196,759
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
66,648
97,000 8.375%,  2/15/2032
a
99,964
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
80,480
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
a
181,310
Northern Oil and Gas, Inc.,
Convertible
291,000 3.625%,  4/15/2029 332,177
NuStar Logistics, LP
158,000 6.375%,  10/1/2030 163,944
Occidental Petroleum Corporation
58,000 5.000%,  8/1/2027 58,798
174,000 8.875%,  7/15/2030 205,246
ONEOK, Inc.
168,000 5.700%,  11/1/2054 167,044
87,000 5.650%,  11/1/2028 90,931
Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
$ 113,000 4.750%,  10/15/2031 $ 113,000
Ovintiv, Inc.
103,000 5.650%,  5/15/2028 106,253
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 125,363
Permian Resources Operating,
LLC, Convertible
88,000 3.250%,  4/1/2028 208,701
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 105,207
Plains All American Pipeline, LP
110,000
9.490%,  (TSFR3M +
4.372%), 11/1/2024
b,h
109,526
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 205,673
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
134,223
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
a
76,840
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
135,045
Rockies Express Pipeline, LLC
203,000 4.950%,  7/15/2029
a
194,146
Saturn Oil & Gas, Inc.
91,000 9.625%,  6/15/2029
a
89,902
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
61,011
SM Energy Company
135,000 6.500%,  7/15/2028 134,852
53,000 7.000%,  8/1/2032
a
53,205
South Bow USA Infrastructure
Holdings, LLC
46,000 5.584%,  10/1/2034
a
46,442
Southwestern Energy Company
135,000 4.750%,  2/1/2032 129,144
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 77,867
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 98,155
Sunoco, LP
234,000 7.000%,  5/1/2029
a
244,487
Sunoco, LP/Sunoco Finance
Corporation
114,000 5.875%,  3/15/2028 114,570
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
209,000 5.500%,  1/15/2028
a
202,349
117,000 7.375%,  2/15/2029
a
118,319
Talos Production, Inc.
83,000 9.000%,  2/1/2029
a
85,462
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 231,285
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
a
187,059
TGNR Intermediate Holdings, LLC
185,000 5.500%,  10/15/2029
a
175,772

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Energy  2.8% - continued
TotalEnergies Capital SA
$ 264,000 5.488%,  4/5/2054 $ 272,829
TransCanada Trust
313,000 5.875%,  8/15/2076
b
310,758
Transocean, Inc.
61,200 8.750%,  2/15/2030
a
63,809
UGI Corporation, Convertible
108,000 5.000%,  6/1/2028
a
114,863
USA Compression Partners, LP/
USA Compression Finance
Corporation
138,000 7.125%,  3/15/2029
a
142,133
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
177,161
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
a
257,994
160,000 4.125%,  8/15/2031
a
148,757
Venture Global LNG, Inc.
290,000 8.125%,  6/1/2028
a
302,331
118,000 9.000%,  9/30/2029
a,b,h
119,608
355,000 8.375%,  6/1/2031
a
374,854
170,000 9.875%,  2/1/2032
a
188,903
Viridien SA
39,000 8.750%,  4/1/2027
a
38,008
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 166,630
98,000 2.600%,  3/15/2031 86,600
Total 17,902,587
Financials  8.3%
Acrisure, LLC/Acrisure Finance,
Inc.
54,000 4.250%,  2/15/2029
a
51,013
76,000 7.500%,  11/6/2030
a
78,211
AerCap Holdings NV
200,000 5.875%,  10/10/2079
b
199,996
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
155,518
150,000 6.500%,  7/15/2025 151,533
150,000 5.750%,  6/6/2028 156,336
254,000 3.000%,  10/29/2028 239,938
Agree, LP
91,000 5.625%,  6/15/2034 95,198
Air Lease Corporation
114,000 2.300%,  2/1/2025 112,870
180,000 4.650%,  6/15/2026
b,h
175,462
98,000 3.125%,  12/1/2030 89,677
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
a,b,h
203,461
98,000 2.850%,  1/26/2028
a
91,669
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
74,670
92,000 6.750%,  4/15/2028
a
93,490
108,000 7.000%,  1/15/2031
a
110,980
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,h
222,217
254,000 8.000%,  11/1/2031 287,558
122,000 6.700%,  2/14/2033 124,769
American Express Company
190,000 3.550%,  9/15/2026
b,h
180,059
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
$ 5,000 6.338%,  10/30/2026
b
$ 5,099
222,000 2.550%,  3/4/2027 214,317
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 83,311
American International Group, Inc.
176,000 5.125%,  3/27/2033 181,375
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
66,586
192,000 4.875%,  6/30/2029
a
184,108
Aon North America, Inc.
176,000 5.750%,  3/1/2054 186,443
Apollo Debt Solutions BDC
137,000 6.700%,  7/29/2031
a,e
141,139
Arbor Realty Trust, Inc.,
Convertible
17,000 7.500%,  8/1/2025 17,276
Ares Capital Corporation
57,000 4.250%,  3/1/2025 56,755
191,000 2.150%,  7/15/2026 181,503
108,000 5.875%,  3/1/2029 110,595
Ares Strategic Income Fund
120,000 5.600%,  2/15/2030
a,d
119,051
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 137,785
Assurant, Inc.
128,000 6.100%,  2/27/2026 129,428
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
95,902
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
a
192,983
180,000 5.750%,  3/1/2029
a
185,550
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
a
67,100
Banco Santander SA
82,000 4.750%,  11/12/2026
b,e,h
78,062
Bank of America Corporation
160,000 6.100%,  3/17/2025
b,h
160,221
279,000 1.319%,  6/19/2026
b
272,127
225,000 6.125%,  4/27/2027
b,h
230,063
145,000 1.734%,  7/22/2027
b
138,430
186,000 4.376%,  4/27/2028
b
186,295
294,000 3.593%,  7/21/2028
b
288,585
127,000 4.948%,  7/22/2028
b
129,232
145,000 5.819%,  9/15/2029
b
152,596
392,000 3.974%,  2/7/2030
b
385,174
328,000 2.687%,  4/22/2032
b
292,533
144,000 2.572%,  10/20/2032
b
126,264
179,000 2.972%,  2/4/2033
b
160,302
134,000 5.468%,  1/23/2035
b
140,915
339,000 5.425%,  8/15/2035
b
347,510
92,000 3.846%,  3/8/2037
b
85,044
Bank of Montreal
130,000 5.203%,  2/1/2028 134,054
92,000 3.088%,  1/10/2037
b
79,394
Bank of New York Mellon
Corporation
95,000 6.317%,  10/25/2029
b
102,186
127,000 4.596%,  7/26/2030
b
128,848
91,000 6.474%,  10/25/2034
b
102,849
Bank of Nova Scotia
110,000 4.900%,  6/4/2025
b,h
108,500
Barclays plc
124,000 6.125%,  12/15/2025
b,h
123,582

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
$ 134,000 2.852%,  5/7/2026
b
$ 132,238
85,000 5.501%,  8/9/2028
b
87,196
145,000 4.972%,  5/16/2029
b
146,613
200,000 4.942%,  9/10/2030
b
201,653
110,000 6.224%,  5/9/2034
b
118,510
88,000 7.119%,  6/27/2034
b
97,991
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 91,184
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 24,635
Blue Owl Capital Corporation II
86,000 8.450%,  11/15/2026
a
90,296
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 133,443
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
47,348
147,000 3.750%,  6/17/2026
a
141,474
Blue Owl Technology Finance
Corporation II
44,000 6.750%,  4/4/2029
a
44,206
BNP Paribas SA
141,000 2.819%,  11/19/2025
a,b
140,461
122,000 3.132%,  1/20/2033
a,b
108,928
BPCE SA
114,000 2.375%,  1/14/2025
a
113,071
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 146,605
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
200,155
Camden Property Trust
84,000 4.900%,  1/15/2034 84,525
Canadian Imperial Bank of
Commerce
80,000 5.926%,  10/2/2026 82,656
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,h
103,636
135,000 3.273%,  3/1/2030
b
126,926
Capital One NA
171,000 2.280%,  1/28/2026
b
169,316
Castlelake Aviation Finance DAC
75,000 5.000%,  4/15/2027
a
75,192
Centene Corporation
361,000 3.000%,  10/15/2030 323,177
176,000 2.625%,  8/1/2031 150,915
Charles Schwab Corporation
290,000 5.375%,  6/1/2025
b,h
289,514
169,000 0.900%,  3/11/2026 160,988
240,000 4.000%,  6/1/2026
b,h
230,205
84,000 5.875%,  8/24/2026 86,429
126,000 2.000%,  3/20/2028 117,412
87,000 6.136%,  8/24/2034
b
95,105
Citigroup, Inc.
325,000 3.875%,  2/18/2026
b,h
312,805
338,000 1.122%,  1/28/2027
b
323,365
194,000 1.462%,  6/9/2027
b
184,830
172,000 3.070%,  2/24/2028
b
167,168
90,000 7.375%,  5/15/2028
b,h
94,479
175,000 7.625%,  11/15/2028
b,h
186,965
391,000 4.075%,  4/23/2029
b
387,164
107,000 7.125%,  8/15/2029
b,h
111,381
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
$ 87,000 6.174%,  5/25/2034
b
$ 92,829
150,000 7.000%,  8/15/2034
b,h
160,516
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,h
193,754
72,000 5.718%,  7/23/2032
b
74,668
CNA Financial Corporation
176,000 5.125%,  2/15/2034 179,977
Coinbase Global, Inc., Convertible
205,000 0.500%,  6/1/2026 200,592
283,000 0.250%,  4/1/2030
a
255,973
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,h
119,217
48,000 5.982%,  1/30/2030
b
49,482
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
103,008
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
a,b
108,179
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 185,446
COPT Defense Properties, LP,
Convertible
69,000 5.250%,  9/15/2028
a
79,419
Corebridge Financial, Inc.
173,000 6.375%,  9/15/2054
b
174,780
136,000 6.875%,  12/15/2052
b
140,782
87,000 6.050%,  9/15/2033 92,758
100,000 5.750%,  1/15/2034 105,401
Credit Acceptance Corporation
146,000 9.250%,  12/15/2028
a
156,133
Credit Agricole SA
98,000 3.250%,  1/14/2030
a
90,850
Credit Suisse Group AG
110,000 7.250%,  12/29/2049
*,i
11,000
110,000 7.500%,  12/29/2049
*,i
11,000
Dai-ichi Life Insurance Company,
Ltd.
243,000 5.100%,  10/28/2024
a,b,h
242,871
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
321,504
150,000 2.311%,  11/16/2027
b
142,704
124,000 6.819%,  11/20/2029
b
133,482
136,000 3.742%,  1/7/2033
b
119,033
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
202,393
Discover Financial Services
46,000 6.700%,  11/29/2032 50,540
Diversified Healthcare Trust
93,000 Zero Coupon,  1/15/2026
a
85,614
Drawbridge Special Opportunities
Fund, LP
264,000 3.875%,  2/15/2026
a
257,218
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 185,734
257,000 2.550%,  3/15/2031 230,048
Encore Capital Group, Inc.,
Convertible
205,000 4.000%,  3/15/2029 206,537
Extra Space Storage, LP
84,000 5.900%,  1/15/2031 89,103
96,000 2.400%,  10/15/2031 82,588
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054
a
141,069

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Federal Realty OP, LP, Convertible
$ 119,000 3.250%,  1/15/2029
a
$ 125,565
Fifth Third Bancorp
225,000 4.500%,  9/30/2025
b,h
222,413
86,000 4.772%,  7/28/2030
b
86,664
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 234,474
First Horizon Bank
146,000 5.750%,  5/1/2030
e
148,242
FirstCash, Inc.
190,000 5.625%,  1/1/2030
a
188,258
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
107,304
Fortress Transportation and
Infrastructure Investors, LLC
79,000 5.500%,  5/1/2028
a
78,670
145,000 7.000%,  5/1/2031
a
152,831
108,000 7.000%,  6/15/2032
a
113,368
Freedom Mortgage Corporation
79,000 7.625%,  5/1/2026
a
79,705
Freedom Mortgage Holdings, LLC
176,000 9.250%,  2/1/2029
a
182,942
76,000 9.125%,  5/15/2031
a
78,136
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 93,589
97,000 2.625%,  1/15/2027
e
91,230
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
86,820
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
239,000 3.750%,  12/15/2027
a
222,793
goeasy, Ltd.
128,000 9.250%,  12/1/2028
a
137,813
79,000 7.625%,  7/1/2029
a
81,845
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 82,460
Goldman Sachs Group, Inc.
183,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,h
183,525
111,000 3.500%,  4/1/2025 110,313
166,000 0.855%,  2/12/2026
b
163,344
124,000 3.650%,  8/10/2026
b,h
117,544
188,000 4.125%,  11/10/2026
b,h
180,087
173,000 1.948%,  10/21/2027
b
164,923
92,000 2.640%,  2/24/2028
b
88,429
185,000 4.482%,  8/23/2028
b
185,978
196,000 3.814%,  4/23/2029
b
192,157
98,000 3.800%,  3/15/2030 95,338
98,000 2.615%,  4/22/2032
b
86,604
97,000 2.383%,  7/21/2032
b
84,123
98,000 6.125%,  11/10/2034
b,h
98,425
165,000 5.330%,  7/23/2035
b
170,921
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 91,381
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
a
21,190
81,000 3.750%,  8/15/2028
a
111,496
Health Care Service Corporation
134,000 5.450%,  6/15/2034
a
139,351
HSBC Holdings plc
141,000 2.633%,  11/7/2025
b
140,579
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
$ 273,000 4.583%,  6/19/2029
b
$ 273,350
117,000 2.804%,  5/24/2032
b
103,519
HUB International, Ltd.
225,000 7.250%,  6/15/2030
a
234,423
Huntington Bancshares, Inc./OH
260,000 4.450%,  10/15/2027
b,h
247,998
214,000 5.709%,  2/2/2035
b
222,786
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
125,000 6.250%,  5/15/2026 124,025
214,000 5.250%,  5/15/2027 205,064
ING Groep NV
200,000 1.726%,  4/1/2027
b
191,937
100,000 6.083%,  9/11/2027
b
103,075
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 138,099
Intesa Sanpaolo SPA
97,000 4.198%,  6/1/2032
a,b
86,449
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 121,698
J.P. Morgan Chase & Company
136,000 4.600%,  2/1/2025
b,h
134,820
114,000 4.000%,  4/1/2025
b,h
112,486
190,000 3.650%,  6/1/2026
b,h
183,814
277,000 1.045%,  11/19/2026
b
266,178
195,000 1.578%,  4/22/2027
b
186,804
294,000 4.005%,  4/23/2029
b
290,863
97,000 2.069%,  6/1/2029
b
89,743
392,000 4.493%,  3/24/2031
b
394,102
92,000 2.963%,  1/25/2033
b
82,791
83,000 4.912%,  7/25/2033
b
84,774
94,000 5.717%,  9/14/2033
b
99,665
83,000 5.350%,  6/1/2034
b
86,852
98,000 6.254%,  10/23/2034
b
108,995
44,000 5.336%,  1/23/2035
b
45,991
147,000 5.766%,  4/22/2035
b
158,410
J.P. Morgan Chase Bank NA
158,000 5.110%,  12/8/2026 161,553
Jane Street Group/JSG Finance,
Inc.
123,000 4.500%,  11/15/2029
a
118,390
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
74,163
Jefferson Capital Holdings, LLC
65,000 6.000%,  8/15/2026
a
65,007
162,000 9.500%,  2/15/2029
a
172,966
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 140,593
166,000 5.000%,  1/26/2033 164,492
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 121,599
63,000 6.250%,  1/15/2036 64,505
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
10,077
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
81,000 4.250%,  2/1/2027
a
79,009
212,000 4.750%,  6/15/2029
a
207,055
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,b
41,624

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Lincoln National Corporation
$ 235,000
7.721%,  (TSFR3M +
2.619%), 11/18/2024
b
$ 186,919
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
296,206
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,h
257,455
Macquarie Airfinance Holdings,
Ltd.
134,000 6.400%,  3/26/2029
a
139,466
96,000 5.150%,  3/17/2030
a
96,209
37,000 6.500%,  3/26/2031
a
39,057
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,b
184,416
Manufacturers & Traders Trust
Company
177,000 4.700%,  1/27/2028 177,932
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 77,012
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,h
236,125
130,000 5.875%,  3/15/2028
b,h
132,283
182,000 6.400%,  12/15/2036 192,970
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
148,265
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 195,502
Mitsubishi UFJ Financial Group,
Inc.
200,000 1.538%,  7/20/2027
b
190,395
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
190,274
200,000 2.564%,  9/13/2031 171,644
88,000 5.748%,  7/6/2034
b
93,862
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
a
194,435
Morgan Stanley
226,000 2.188%,  4/28/2026
b
222,461
196,000 1.593%,  5/4/2027
b
187,550
193,000 1.512%,  7/20/2027
b
183,537
65,000 5.123%,  2/1/2029
b
66,641
294,000 3.622%,  4/1/2031
b
282,289
92,000 2.943%,  1/21/2033
b
82,179
85,000 4.889%,  7/20/2033
b
86,062
88,000 5.250%,  4/21/2034
b
90,885
102,000 5.424%,  7/21/2034
b
106,371
72,000 5.831%,  4/19/2035
b
77,339
185,000 2.484%,  9/16/2036
b
154,798
MPT Operating Partnership, LP/
MPT Finance Corporation
153,000 4.625%,  8/1/2029 123,063
Nasdaq, Inc.
80,000 5.350%,  6/28/2028 83,111
Nationstar Mortgage Holdings,
Inc.
38,000 5.500%,  8/15/2028
a
37,617
120,000 5.125%,  12/15/2030
a
115,116
NatWest Group plc
98,000 4.892%,  5/18/2029
b
99,020
146,000 3.754%,  11/1/2029
b
145,777
225,000 6.475%,  6/1/2034
b
236,771
Navient Corporation
47,000 5.000%,  3/15/2027 46,584
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 52,000 4.500%,  9/30/2028
a
$ 48,801
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,187
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
83,354
89,000 5.000%,  1/9/2034
a
91,974
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,b
443,837
480,000 5.100%,  10/16/2044
a,b
479,781
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 88,078
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 132,905
200,000 5.783%,  7/3/2034 210,119
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 94,840
98,000 3.375%,  2/1/2031 89,293
OneMain Finance Corporation
300,000 3.500%,  1/15/2027 286,746
347,000 3.875%,  9/15/2028 321,849
Panther Escrow Issuer, LLC
226,000 7.125%,  6/1/2031
a
237,053
Park Intermediate Holdings, LLC
210,000 4.875%,  5/15/2029
a
203,757
Pebblebrook Hotel Trust,
Convertible
369,000 1.750%,  12/15/2026 338,373
PNC Bank NA
98,000 2.700%,  10/22/2029 89,768
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,h
133,358
77,000 5.582%,  6/12/2029
b
80,148
180,000 6.250%,  3/15/2030
b,h
182,789
195,000 5.492%,  5/14/2030
b
203,769
87,000 6.875%,  10/20/2034
b
99,613
PRA Group, Inc.
123,000 8.375%,  2/1/2028
a
127,343
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
131,828
81,000 5.250%,  1/15/2035
a
82,838
Prologis, LP
107,000 5.250%,  3/15/2054 108,656
Provident Financing Trust I
112,000 7.405%,  3/15/2038 120,396
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
89,309
138,000 6.750%,  3/1/2053
b
149,790
309,000 6.500%,  3/15/2054
b
330,245
120,000 3.700%,  10/1/2050
b
110,804
Realty Income Corporation
80,000 4.875%,  6/1/2026 80,693
163,000 3.200%,  1/15/2027 159,351
112,000 3.950%,  8/15/2027 111,315
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 26,919
Regency Centers, LP
135,000 5.250%,  1/15/2034 139,354

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Regions Financial Corporation
$ 85,000 2.250%,  5/18/2025 $ 83,502
145,000 5.750%,  6/15/2025
b,h
144,372
54,000 5.502%,  9/6/2035
b
54,952
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 93,236
170,000 5.750%,  9/15/2034 179,080
Rexford Industrial Realty, LP,
Convertible
148,000 4.375%,  3/15/2027
a
153,624
96,000 4.125%,  3/15/2029
a,e
101,664
RGA Global Funding
83,000 5.500%,  1/11/2031
a
86,751
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 38,524
76,000 4.500%,  2/15/2029
a
73,536
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
64,437
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
a
225,666
46,000 3.875%,  3/1/2031
a
42,354
111,000 4.000%,  10/15/2033
a
99,155
Ryan Specialty, LLC
40,000 4.375%,  2/1/2030
a
38,548
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 193,934
90,000 2.490%,  1/6/2028
b
85,309
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
190,242
Service Properties Trust
103,000 8.375%,  6/15/2029 102,884
127,000 8.625%,  11/15/2031
a
138,107
Simon Property Group, LP
159,000 2.650%,  7/15/2030 145,785
87,000 6.250%,  1/15/2034 96,190
SLM Corporation
100,000 4.200%,  10/29/2025 98,859
Societe Generale SA
141,000 2.625%,  10/16/2024
a
140,834
133,000 1.488%,  12/14/2026
a,b
127,391
200,000 8.500%,  3/25/2034
a,b,h
203,579
Standard Chartered plc
131,000 2.608%,  1/12/2028
a,b
125,018
111,000 5.688%,  5/14/2028
a,b
113,988
Starwood Property Trust, Inc.,
Convertible
209,000 6.750%,  7/15/2027 223,065
State Street Corporation
88,000 6.700%,  3/15/2029
b,h
91,167
91,000 4.421%,  5/13/2033
b
90,471
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,b
239,215
Sumitomo Mitsui Financial Group,
Inc.
131,000 2.174%,  1/14/2027 125,165
200,000 5.716%,  9/14/2028 210,012
147,000 2.142%,  9/23/2030 128,710
132,000 5.766%,  1/13/2033 141,933
Summit Hotel Properties, Inc.,
Convertible
198,000 1.500%,  2/15/2026 186,405
Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
Synchrony Financial
$ 65,000 5.935%,  8/2/2030
b,e
$ 66,779
82,000 7.250%,  2/2/2033 85,190
Synovus Bank
87,000 5.625%,  2/15/2028 87,470
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
134,102
124,000 5.523%,  7/17/2028 129,718
91,000 4.456%,  6/8/2032 90,408
69,000 5.146%,  9/10/2034
b
69,659
Truist Bank
99,000 2.250%,  3/11/2030 87,332
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
164,183
80,000 1.887%,  6/7/2029
b
73,185
315,000 5.100%,  3/1/2030
b,h
309,416
155,000 5.153%,  8/5/2032
b
158,753
129,000 5.711%,  1/24/2035
b
135,900
U.S. Bancorp
127,000 4.548%,  7/22/2028
b
128,001
42,000 5.836%,  6/12/2034
b
44,844
125,000 5.678%,  1/23/2035
b
132,500
UBS Group AG
200,000 4.875%,  2/12/2027
a,b,h
191,383
191,000 3.869%,  1/12/2029
a,b
186,884
UDR, Inc.
193,000 3.000%,  8/15/2031 175,913
UniCredit SPA
76,000 5.861%,  6/19/2032
a,b
76,475
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
206,488
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 274,444
185,000 4.200%,  5/15/2032 183,546
USB Realty Corporation
146,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
112,896
Ventas Realty, LP, Convertible
176,000 3.750%,  6/1/2026 213,576
Vornado Realty, LP
58,000 3.400%,  6/1/2031 50,003
Wells Fargo & Company
280,000 3.900%,  3/15/2026
b,h
272,134
169,000 2.188%,  4/30/2026
b
166,248
89,000 3.526%,  3/24/2028
b
87,315
196,000 3.584%,  5/22/2028
b
192,199
127,000 4.808%,  7/25/2028
b
128,483
180,000 7.625%,  9/15/2028
b,e,h
196,026
196,000 4.478%,  4/4/2031
b
196,222
62,000 5.389%,  4/24/2034
b
64,306
88,000 5.557%,  7/25/2034
b
92,327
101,000 6.491%,  10/23/2034
b
112,864
357,000 5.499%,  1/23/2035
b
374,239
Welltower OP, LLC, Convertible
286,000 2.750%,  5/15/2028
a
394,133
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
142,163
Willis North America, Inc.
88,000 5.900%,  3/5/2054 92,328
196,000 4.500%,  9/15/2028 195,904

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Financials  8.3% - continued
XHR, LP
$ 109,000 4.875%,  6/1/2029
a
$ 104,475
Total 53,450,542
Foreign Government  <0.1%
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
a
152,207
Saudi Arabian Oil Company
130,000 5.750%,  7/17/2054
a
131,628
Total 283,835
Mortgage-Backed Securities  22.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
325,724 2.000%,  1/1/2052 273,131
5,410,579 2.500%,  5/1/2051 4,726,801
3,760,194 3.500%,  5/1/2052 3,527,336
2,463,302 4.000%,  5/1/2052 2,386,000
4,783,817 5.000%,  7/1/2053 4,815,543
5,828,093 5.500%,  7/1/2053 5,941,010
322,895 5.000%,  8/1/2053 326,521
1,151,954 5.500%,  9/1/2053 1,183,461
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,551,616 2.500%,  7/1/2030 2,459,120
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,922,857 3.500%,  5/1/2040 2,845,070
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,803,398 3.000%,  1/1/2052 5,257,769
469,680 2.000%,  2/1/2051 393,934
761,834 2.000%,  2/1/2051 638,972
2,873,727 2.500%,  2/1/2051 2,511,220
3,495,976 2.500%,  2/1/2051 3,036,556
6,664,048 2.000%,  3/1/2051 5,519,630
3,818,343 4.000%,  3/1/2051 3,706,641
6,368,002 3.000%,  3/1/2052 5,731,836
5,240,059 2.000%,  4/1/2051 4,340,182
3,702,151 3.000%,  4/1/2051 3,353,760
3,890,340 3.000%,  5/1/2050 3,553,128
901,124 2.000%,  5/1/2051 751,734
2,154,942 3.000%,  5/1/2051 1,974,904
2,297,873 3.000%,  6/1/2050 2,113,499
1,085,981 4.000%,  6/1/2052 1,044,414
2,936,012 5.000%,  6/1/2053 2,961,074
5,098,810 2.500%,  7/1/2051 4,480,898
2,502,307 3.500%,  7/1/2051 2,361,268
3,052,373 4.000%,  7/1/2052 2,935,703
1,089,232 2.500%,  8/1/2050 960,264
4,661,217 3.500%,  8/1/2050 4,408,815
4,339,288 3.500%,  8/1/2052 4,046,285
2,671,005 4.500%,  8/1/2052 2,638,776
441,543 5.000%,  8/1/2053 445,314
1,284,564 3.500%,  9/1/2052 1,207,625
3,349,757 3.500%,  9/1/2052 3,148,187
387,097 5.000%,  9/1/2052 387,897
2,818,461 4.500%,  9/1/2053 2,776,045
782,401 4.500%,  9/1/2053 775,521
4,102,886 4.000%,  10/1/2052 3,957,699
Principal
Amount Long-Term Fixed Income  70.9% Value
Mortgage-Backed Securities  22.0% -
continued
$ 858,498 2.000%,  11/1/2051 $ 718,358
1,674,236 3.500%,  11/1/2052 1,576,513
3,600,354 2.000%,  12/1/2050 3,005,874
11,925,093 4.500%,  12/1/2052 11,835,033
150,000 5.500%,  10/1/2041
d
151,737
400,000 4.000%,  10/1/2048
d
384,113
1,500,000 4.500%,  10/1/2048
d
1,474,541
1,775,000 5.000%,  10/1/2048
d
1,773,821
1,200,000 3.500%,  10/1/2049
d
1,117,401
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,710,438 2.500%,  3/1/2062 4,757,875
2,206,791 3.500%,  7/1/2061 2,019,378
2,106,229 4.000%,  12/1/2061 2,007,504
Total 140,725,691
Technology  2.4%
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 87,816
Akamai Technologies, Inc.,
Convertible
143,000 0.125%,  5/1/2025 158,873
207,000 0.375%,  9/1/2027 213,417
167,000 1.125%,  2/15/2029 169,255
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 41,799
Apple, Inc.
183,000 1.650%,  2/8/2031 159,959
444,000 3.750%,  9/12/2047 382,561
Automatic Data Processing, Inc.
180,000 4.450%,  9/9/2034 180,417
Block, Inc.
266,000 6.500%,  5/15/2032
a
276,991
Block, Inc., Convertible
91,000 0.125%,  3/1/2025 88,953
248,000 0.250%,  11/1/2027 213,776
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
211,390
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
87,662
84,000 4.800%,  10/15/2034
d
83,930
Cadence Design Systems, Inc.
72,000 4.700%,  9/10/2034 72,449
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 186,898
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
82,532
Cloud Software Group, Inc.
422,000 6.500%,  3/31/2029
a
419,876
Consensus Cloud Solutions, Inc.
40,000 6.000%,  10/15/2026
a
39,891
CoreLogic, Inc.
48,000 4.500%,  5/1/2028
a
45,302
CSG Systems International, Inc.,
Convertible
259,000 3.875%,  9/15/2028 258,094
Dayforce, Inc., Convertible
277,000 0.250%,  3/15/2026
e
260,242
Dell International, LLC/EMC
Corporation
62,000 5.300%,  10/1/2029 64,577

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.4% - continued
Dell, Inc.
$ 118,000 6.500%,  4/15/2038 $ 129,674
Dye & Durham, Ltd.
121,000 8.625%,  4/15/2029
a
128,003
Euronet Worldwide, Inc.,
Convertible
140,000 0.750%,  3/15/2049 137,200
Fiserv, Inc.
172,000 5.350%,  3/15/2031 179,914
43,000 5.600%,  3/2/2033 45,538
172,000 5.450%,  3/15/2034 179,766
138,000 5.150%,  8/12/2034 141,503
Gen Digital, Inc.
7,000 6.750%,  9/30/2027
a
7,192
97,000 7.125%,  9/30/2030
a,e
101,782
Global Payments, Inc.
106,000 5.950%,  8/15/2052 109,413
52,000 2.650%,  2/15/2025 51,512
137,000 4.950%,  8/15/2027 139,254
98,000 3.200%,  8/15/2029 91,813
Global Payments, Inc., Convertible
306,000 1.500%,  3/1/2031
a
292,230
Hewlett Packard Enterprise
Company
115,000 4.850%,  10/15/2031 114,762
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 138,705
II-VI, Inc.
83,000 5.000%,  12/15/2029
a
81,155
InterDigital, Inc., Convertible
271,000 3.500%,  6/1/2027 501,776
Iron Mountain, Inc.
334,000 4.875%,  9/15/2027
a
331,484
220,000 4.500%,  2/15/2031
a
208,691
Jabil, Inc.
88,000 5.450%,  2/1/2029 90,589
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 88,513
Mastercard, Inc.
90,000 2.000%,  11/18/2031 77,774
97,000 4.875%,  5/9/2034 100,342
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 56,482
Microchip Technology, Inc.,
Convertible
277,000 0.750%,  6/1/2030
a
274,646
Micron Technology, Inc.
101,000 5.300%,  1/15/2031 104,946
MKS Instruments, Inc., Convertible
486,000 1.250%,  6/1/2030
a
484,299
Moody's Corporation
94,000 4.250%,  8/8/2032 92,586
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
71,556
NCR Voyix Corporation
114,000 5.000%,  10/1/2028
a
111,892
86,000 5.125%,  4/15/2029
a
84,154
Neptune Bidco US, Inc.
164,000 9.290%,  4/15/2029
a
160,646
Newfold Digital Holdings Group,
Inc.
48,000 11.750%,  10/15/2028
a
47,246
Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.4% - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 56,000 2.700%,  5/1/2025 $ 55,228
98,000 4.300%,  6/18/2029 97,507
ON Semiconductor Corporation,
Convertible
219,000 Zero Coupon,  5/1/2027 320,835
174,000 0.500%,  3/1/2029 175,914
Open Text Corporation
199,000 3.875%,  12/1/2029
a
184,989
Open Text Holdings, Inc.
200,000 4.125%,  2/15/2030
a
187,732
Oracle Corporation
163,000 5.375%,  9/27/2054 162,900
312,000 6.900%,  11/9/2052 376,079
93,000 6.150%,  11/9/2029 100,607
245,000 2.950%,  4/1/2030 227,819
133,000 6.250%,  11/9/2032 147,165
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054 185,220
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a,e
39,756
Progress Software Corporation,
Convertible
114,000 1.000%,  4/15/2026
e
141,075
53,000 3.500%,  3/1/2030
a,e
63,680
PTC, Inc.
69,000 4.000%,  2/15/2028
a
66,936
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
178,664
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
100,184
S&P Global, Inc.
90,000 2.900%,  3/1/2032 81,853
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 216,181
Seagate HDD Cayman
29,000 9.625%,  12/1/2032 33,673
Semtech Corporation, Convertible
161,000 1.625%,  11/1/2027 227,654
Sensata Technologies BV
85,000 4.000%,  4/15/2029
a
81,029
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
40,284
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
a
98,969
19,000 6.750%,  8/15/2032
a
19,837
SS&C Technologies, Inc.
229,000 5.500%,  9/30/2027
a
228,901
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 90,416
UKG, Inc.
88,000 6.875%,  2/1/2031
a
90,930
Verint Systems, Inc., Convertible
114,000 0.250%,  4/15/2026 105,963
Verisk Analytics, Inc.
300,000 5.250%,  6/5/2034 309,867
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
a
203,260
Viavi Solutions, Inc., Convertible
101,000 1.625%,  3/15/2026 99,990

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Technology  2.4% - continued
Vishay Intertechnology, Inc.,
Convertible
$ 368,000 2.250%,  9/15/2030 $ 336,904
VMware, LLC
194,000 1.400%,  8/15/2026 183,792
237,000 4.700%,  5/15/2030 238,774
123,000 2.200%,  8/15/2031 105,650
Western Digital Corporation,
Convertible
385,000 3.000%,  11/15/2028
a
570,570
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
19,815
300,000 5.500%,  8/15/2028
a
256,140
Xerox Holdings Corporation,
Convertible
185,000 3.750%,  3/15/2030
a
145,318
Xilinx, Inc.
52,000 2.375%,  6/1/2030 47,215
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026 21,232
99,000 3.625%,  3/1/2028
a
94,607
Total 15,504,812
Transportation  0.6%
Air Canada
152,000 3.875%,  8/15/2026
a
148,015
Air Transport Services Group, Inc.,
Convertible
199,000 3.875%,  8/15/2029 186,881
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
a
66,312
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
381,500 5.500%,  4/20/2026
a
380,412
77,920 5.750%,  4/20/2029
a
77,791
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a,e
94,405
Burlington Northern Santa Fe, LLC
88,000 5.500%,  3/15/2055 94,917
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 176,018
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028
e
179,222
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
92,790 4.500%,  10/20/2025
a
92,226
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
a
122,765
179,000 5.200%,  10/30/2034
a
186,622
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
69,300 11.000%,  4/15/2029
a
69,577
JetBlue Airways Corporation,
Convertible
229,000 2.500%,  9/1/2029
a
287,853
Mileage Plus Holdings, LLC
136,401 6.500%,  6/20/2027
a
138,096
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 135,621
Principal
Amount Long-Term Fixed Income  70.9% Value
Transportation  0.6% - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 111,000 1.200%,  11/15/2025
a
$ 106,871
51,000 5.750%,  5/24/2026
a
51,924
96,000 1.700%,  6/15/2026
a
91,607
Rand Parent, LLC
110,000 8.500%,  2/15/2030
a
112,183
RXO, Inc.
111,000 7.500%,  11/15/2027
a
114,475
Ryder System, Inc.
81,000 2.850%,  3/1/2027 78,321
Southwest Airlines Company
100,000 5.125%,  6/15/2027 101,844
Southwest Airlines Company,
Convertible
305,000 1.250%,  5/1/2025 307,266
Stena International SA
129,000 7.250%,  1/15/2031
a
135,557
United Airlines, Inc.
219,000 4.375%,  4/15/2026
a
215,485
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
50,753
88,000 6.375%,  2/1/2030
a,e
75,604
Total 3,878,623
U.S. Government & Agencies  7.9%
U.S. Treasury Bonds
7,300,000 3.625%,  5/15/2053 6,643,285
5,000,000 4.750%,  11/15/2053 5,522,852
U.S. Treasury Notes
2,800,000 5.000%,  10/31/2025 2,830,844
10,000,000 4.250%,  12/31/2025 10,045,312
16,900,000 4.375%,  7/31/2026 17,103,328
7,400,000 4.125%,  7/31/2028 7,543,664
732,000 3.375%,  5/15/2033 711,670
Total 50,400,955
Utilities  2.6%
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 92,327
AES Corporation
100,000 7.600%,  1/15/2055
b
105,204
156,000 3.950%,  7/15/2030
a
148,772
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
b
102,782
Alliant Energy Corporation,
Convertible
122,000 3.875%,  3/15/2026 127,429
Ameren Corporation
98,000 1.750%,  3/15/2028 90,102
American Electric Power
Company, Inc.
161,000 6.950%,  12/15/2054
b
171,330
98,000 2.300%,  3/1/2030 88,057
44,000 5.625%,  3/1/2033 46,422
American Water Capital
Corporation
129,000 5.450%,  3/1/2054 135,489
American Water Capital
Corporation, Convertible
198,000 3.625%,  6/15/2026 202,752

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Utilities  2.6% - continued
Arizona Public Service Company
$ 87,000 5.550%,  8/1/2033 $ 90,703
Atmos Energy Corporation
84,000 5.000%,  12/15/2054
d
82,044
Calpine Corporation
191,000 4.500%,  2/15/2028
a
186,490
CenterPoint Energy, Inc.
93,000 7.000%,  2/15/2055
b,e
96,602
95,000 1.450%,  6/1/2026 90,589
146,000 2.650%,  6/1/2031 129,245
CenterPoint Energy, Inc.,
Convertible
171,000 4.250%,  8/15/2026 173,137
CMS Energy Corporation,
Convertible
153,000 3.375%,  5/1/2028 163,863
Consolidated Edison Company of
New York, Inc.
264,000 5.700%,  5/15/2054 285,912
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 139,659
90,000 5.800%,  3/1/2033 96,540
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
b
146,566
138,000 7.000%,  6/1/2054
b
150,672
165,000 4.350%,  1/15/2027
b,h
160,702
98,000 3.375%,  4/1/2030 92,882
DTE Energy Company
138,000 4.220%,  11/1/2024 137,877
80,000 4.875%,  6/1/2028 81,679
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 282,979
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
166,053
121,000 5.800%,  6/15/2054 127,731
100,000 6.450%,  9/1/2054
b
103,830
187,000 2.450%,  6/1/2030 168,691
93,000 4.500%,  8/15/2032 91,961
95,000 5.750%,  9/15/2033 102,172
Duke Energy Corporation,
Convertible
308,000 4.125%,  4/15/2026 326,018
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 92,008
Edison International
88,000 7.875%,  6/15/2054
b
92,437
118,000 4.950%,  4/15/2025 117,909
138,000 5.000%,  12/15/2026
b,h
134,838
167,000 5.450%,  6/15/2029 173,440
Enel Finance International NV
200,000 1.625%,  7/12/2026
a
190,314
200,000 5.125%,  6/26/2029
a
204,856
Entergy Corporation
97,000 1.900%,  6/15/2028 89,018
Evergy, Inc., Convertible
260,000 4.500%,  12/15/2027
a
286,260
Eversource Energy
154,000 4.600%,  7/1/2027 154,964
Exelon Corporation
349,000 5.600%,  3/15/2053 363,205
98,000 4.050%,  4/15/2030 96,503
Principal
Amount Long-Term Fixed Income  70.9% Value
Utilities  2.6% - continued
Fells Point Funding Trust
$ 165,000 3.046%,  1/31/2027
a
$ 159,828
FirstEnergy Corporation,
Convertible
283,000 4.000%,  5/1/2026 296,159
Georgia Power Company
54,000 4.950%,  5/17/2033 55,511
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
94,391
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
161,981
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 368,998
National Rural Utilities Cooperative
Finance Corporation
89,000 4.850%,  2/7/2029 91,290
NextEra Energy Capital Holdings,
Inc.
100,000 3.800%,  3/15/2082
b
95,249
214,000 6.750%,  6/15/2054
b
230,926
87,000 6.051%,  3/1/2025 87,366
98,000 2.250%,  6/1/2030 87,594
NextEra Energy Capital Holdings,
Inc., Convertible
123,000 3.000%,  3/1/2027
a
160,700
NextEra Energy Operating
Partners, LP
296,000 3.875%,  10/15/2026
a
288,332
NextEra Energy Partners, LP,
Convertible
355,000 Zero Coupon,  11/15/2025
a,e
331,570
66,000 2.500%,  6/15/2026
a,e
62,037
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
49,917
102,000 6.950%,  11/30/2054
b
105,370
98,000 2.950%,  9/1/2029 91,820
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 92,929
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
107,097
128,000 10.250%,  3/15/2028
a,b,h
144,379
73,000 3.375%,  2/15/2029
a
68,050
135,000 5.250%,  6/15/2029
a
134,552
NRG Energy, Inc., Convertible
147,000 2.750%,  6/1/2048 325,826
Oncor Electric Delivery Company,
LLC
116,000 5.550%,  6/15/2054
a
123,431
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 100,335
172,000 5.550%,  5/15/2029 178,662
176,000 6.950%,  3/15/2034 200,031
PG&E Corporation
51,000 7.375%,  3/15/2055
b
53,493
163,000 5.000%,  7/1/2028 161,576
PG&E Corporation, Convertible
520,000 4.250%,  12/1/2027
a
563,160
Pinnacle West Capital Corporation,
Convertible
90,000 4.750%,  6/15/2027
a
97,380
PPL Capital Funding, Inc.
129,000 5.250%,  9/1/2034 132,822

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.9% Value
Utilities  2.6% - continued
PPL Capital Funding, Inc.,
Convertible
$ 192,000 2.875%,  3/15/2028 $ 203,136
Public Service Enterprise Group,
Inc.
87,000 5.875%,  10/15/2028 91,757
98,000 1.600%,  8/15/2030 83,770
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 92,998
Sempra
100,000 6.400%,  10/1/2054
b
100,188
240,000 4.875%,  10/15/2025
b,h
237,424
Southern California Edison
Company
176,000 5.450%,  6/1/2031 186,226
46,000 5.950%,  11/1/2032 50,063
Southern Company
112,000 5.700%,  10/15/2032 120,024
193,000 4.850%,  3/15/2035 194,556
111,000 4.000%,  1/15/2051
b
109,432
317,000 3.750%,  9/15/2051
b
306,805
Southern Company, Convertible
330,000 3.875%,  12/15/2025 366,960
156,000 4.500%,  6/15/2027
a
170,664
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
a
311,643
TXNM Energy, Inc., Convertible
98,000 5.750%,  6/1/2054
a
106,245
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 121,687
Vistra Corporation
76,000 8.000%,  10/15/2026
a,b,h
79,613
190,000 7.000%,  12/15/2026
a,b,h
193,953
Vistra Operations Company, LLC
489,000 5.000%,  7/31/2027
a
486,611
WEC Energy Group, Inc.,
Convertible
176,000 4.375%,  6/1/2027
a
191,480
128,000 4.375%,  6/1/2029
a
141,632
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 96,792
138,000 4.600%,  6/1/2032 136,714
Total 16,464,150
Total Long-Term Fixed Income
(cost $454,051,930) 453,792,768
Shares Common Stock 14.5% Value
Communications Services  0.9%
3,340 Alphabet, Inc., Class A 553,939
10,470 Alphabet, Inc., Class C 1,750,479
3,430 Cogent Communications Holdings 260,406
8,509 Comcast Corporation 355,421
31 Electronic Arts, Inc. 4,447
131 Liberty Media Corporation-Liberty
Formula One Group
j
10,143
3,197 Meta Platforms, Inc. 1,830,091
354 Netflix, Inc.
j
251,081
7,153 QuinStreet, Inc.
j
136,837
27 Tripadvisor, Inc.
j
391
12,658 Verizon Communications, Inc. 568,471
Shares Common Stock  14.5% Value
Communications Services  0.9% - continued
12,964 Warner Brothers Discovery, Inc.
j
$ 106,953
Total 5,828,659
Consumer Discretionary  1.5%
8,378 Amazon.com, Inc.
j
1,561,073
2,267 Aptiv plc
j
163,247
1,698 Best Buy Company, Inc. 175,403
67 Booking Holdings, Inc. 282,212
1,012 Boot Barn Holdings, Inc.
j
169,287
1,778 Brunswick Corporation 149,032
4,871 Champion Homes, Inc.
j
462,014
2,649 Chipotle Mexican Grill, Inc.
j
152,635
3,583 Columbia Sportswear Company 298,070
8,325 Cooper-Standard Holdings, Inc.
j
115,468
1,312 Crocs, Inc.
j
189,991
944 D.R. Horton, Inc. 180,087
991 Deckers Outdoor Corporation
j
158,015
823 DoorDash, Inc.
j
117,467
2,721 eBay, Inc. 177,164
1,277 Expedia Group, Inc.
j
189,022
1,679 Garmin, Ltd. 295,554
843 Grand Canyon Education, Inc.
j
119,580
1,632 Hilton Worldwide Holdings, Inc. 376,176
1,458 Home Depot, Inc. 590,782
1,263 Lowe's Companies, Inc. 342,084
861 Lululemon Athletica, Inc.
j
233,632
789 McDonald's Corporation 240,258
61 NVR, Inc.
j
598,520
195 O'Reilly Automotive, Inc.
j
224,562
50 Ross Stores, Inc. 7,525
4,363 SharkNinja, Inc. 474,302
1,930 Sony Group Corporation ADR
e
186,380
7,843 Stoneridge, Inc.
j
87,763
2,354 Tesla, Inc.
j
615,877
1,085 Texas Roadhouse, Inc. 191,611
3,496 Wyndham Hotels & Resorts, Inc. 273,177
6,691 Yum China Holding, Inc. 301,229
Total 9,699,199
Consumer Staples  0.7%
2,984 Altria Group, Inc. 152,303
4,109 BJ's Wholesale Club Holdings,
Inc.
j
338,910
511 Casey's General Stores, Inc. 191,988
2,684 Coca-Cola Company 192,872
324 Colgate-Palmolive Company 33,635
75 Costco Wholesale Corporation 66,489
18,519 Coty, Inc.
j
173,893
1,043 e.l.f. Beauty, Inc.
j
113,718
1,150 J & J Snack Foods Corporation 197,938
1,463 J.M. Smucker Company 177,169
2,082 John B. Sanfilippo & Son, Inc. 196,354
12,028 Kenvue, Inc. 278,208
289 Keurig Dr Pepper, Inc. 10,832
2,558 Lamb Weston Holdings, Inc. 165,605
1,081 Lancaster Colony Corporation 190,872
6,370 Philip Morris International, Inc. 773,318
2,706 Pilgrim's Pride Corporation
j
124,611
1,031 Procter & Gamble Company 178,569
4,045 Sysco Corporation 315,753
2,536 Turning Point Brands, Inc. 109,428
3,226 Tyson Foods, Inc. 192,141
7,872 Walmart, Inc. 635,664
Total 4,810,270

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.5% Value
Energy  0.7%
794 Archrock, Inc. $ 16,071
1,808 Baker Hughes Company 65,359
273 Civitas Resources, Inc. 13,833
3,312 ConocoPhillips 348,687
13,244 Devon Energy Corporation 518,105
11,369 Enterprise Products Partners, LP 330,952
1,976 EOG Resources, Inc. 242,910
7,045 Expand Energy Corporation 579,451
6,814 Exxon Mobil Corporation 798,737
10,664 Halliburton Company 309,789
1,150 Marathon Petroleum Corporation 187,347
2,093 Matador Resources Company 103,436
3,508 Noble Corporation plc 126,779
18,783 NOV, Inc. 299,965
1,111 Schlumberger NV 46,606
2,122 Shell plc ADR 139,946
4,755 TechnipFMC plc 124,724
271 Williams Companies, Inc. 12,371
Total 4,265,068
Financials  2.1%
931 Allstate Corporation 176,564
10,645 Ally Financial, Inc. 378,856
534 American Express Company 144,821
2,937 American International Group, Inc. 215,076
836 Ameriprise Financial, Inc. 392,761
3,869 Arch Capital Group, Ltd.
j
432,864
16,544 Bank of America Corporation 656,466
65 Bank of Marin Bancorp 1,306
3,998 Bank of N.T. Butterfield & Son, Ltd. 147,446
3,069 Bank of New York Mellon
Corporation 220,538
518 Bank OZK 22,269
660 Berkshire Hathaway, Inc.
j
303,772
9,304 Bridgewater Bancshares, Inc.
j
131,838
633 Brookline Bancorp, Inc. 6,387
1,192 Brown & Brown, Inc. 123,491
1,634 Capital One Financial Corporation 244,659
504 Cboe Global Markets, Inc. 103,254
370 Central Pacific Financial
Corporation 10,919
5,953 Charles Schwab Corporation 385,814
1,443 Chubb, Ltd. 416,147
516 Citigroup, Inc. 32,302
396 Community Trust Bancorp, Inc. 19,665
1,747 Discover Financial Services 245,087
708 Ellington Credit Company 4,942
124 Enterprise Financial Services
Corporation 6,356
12,198 F.N.B. Corporation 172,114
241 FactSet Research Systems, Inc. 110,824
72 Federal Agricultural Mortgage
Corporation 13,494
128 Financial Institutions, Inc. 3,260
70 First Citizens BancShares, Inc./NC 128,866
1,778 First Horizon Corporation 27,612
90 First Mid-Illinois Bancshares, Inc. 3,502
574 Fiserv, Inc.
j
103,119
262 Fulton Financial Corporation 4,750
4,626 Glacier Bancorp, Inc. 211,408
312 Great Southern Bancorp, Inc. 17,881
957 Hanmi Financial Corporation 17,800
41 Hartford Financial Services Group,
Inc. 4,822
306 Heritage Financial Corporation 6,662
Shares Common Stock  14.5% Value
Financials  2.1% - continued
330 Hometrust Bancshares, Inc. $ 11,246
293 Hope Bancorp, Inc. 3,680
1,490 Houlihan Lokey, Inc. 235,450
115 Independent Bank Corporation/MI 3,835
4,111 Intercontinental Exchange, Inc. 660,391
4,273 J.P. Morgan Chase & Company 901,005
13,306 KeyCorp 222,875
1,474 Kinsale Capital Group, Inc. 686,250
1,741 Marsh & McLennan Companies,
Inc. 388,400
523 Mastercard, Inc. 258,257
3,334 MetLife, Inc. 274,988
668 MidWestOne Financial Group, Inc. 19,058
180 Moody's Corporation 85,426
44 MSCI, Inc. 25,649
5,240 Nasdaq, Inc. 382,572
2,652 Northern Trust Corporation 238,760
1,198 OceanFirst Financial Corporation 22,271
360 OFG Bancorp 16,171
2,354 PayPal Holdings, Inc.
j
183,683
58 PNC Financial Services Group,
Inc. 10,721
211 Popular, Inc. 21,157
988 Progressive Corporation 250,715
2,626 Prosperity Bancshares, Inc. 189,256
6,140 Radian Group, Inc. 212,997
2,054 RLI Corporation 318,329
272 S&P Global, Inc. 140,521
374 SEI Investments Company 25,877
2,005 Tradeweb Markets, Inc. 247,958
2,725 Triumph Financial, Inc.
j
216,746
108 Truist Financial Corporation 4,619
77 TrustCo Bank Corporation NY 2,546
181 U.S. Bancorp 8,277
1,511 Visa, Inc. 415,449
529 Webster Financial Corporation 24,657
12,669 Wells Fargo & Company 715,672
5,481 Western Alliance Bancorp 474,052
66 Willis Towers Watson plc 19,439
5,026 Zions Bancorp NA 237,328
Total 13,805,997
Health Care  1.6%
2,134 Abbott Laboratories 243,297
903 AbbVie, Inc. 178,325
2,256 Agilent Technologies, Inc. 334,971
630 Align Technology, Inc.
j
160,222
804 Amgen, Inc. 259,057
2,917 AMN Healthcare Services, Inc.
j
123,652
6,727 Avantor, Inc.
j
174,028
526 Biogen, Inc.
j
101,960
1,077 Boston Scientific Corporation
j
90,253
695 Charles River Laboratories
International, Inc.
j
136,894
310 Chemed Corporation 186,301
766 Cigna Group 265,373
1,113 Danaher Corporation 309,436
2,568 Edwards Lifesciences Corporation
j
169,462
876 Elevance Health, Inc. 455,520
796 Eli Lilly & Company 705,208
1,816 Encompass Health Corporation 175,498
4,812 Gilead Sciences, Inc. 403,438
2,832 Haemonetics Corporation
j
227,636
1,081 Humana, Inc. 342,396
462 IDEXX Laboratories, Inc.
j
233,412

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.5% Value
Health Care  1.6% - continued
492 Intuitive Surgical, Inc.
j
$ 241,705
3,806 Johnson & Johnson 616,800
1,482 Labcorp Holdings, Inc. 331,197
2,835 Medtronic plc 255,235
5,836 Merck & Company, Inc. 662,736
126 Mettler-Toledo International, Inc.
j
188,962
321 Molina Healthcare, Inc.
j
110,604
14,314 Option Care Health, Inc.
j
448,028
881 Penumbra, Inc.
j
171,187
1,771 Pfizer, Inc. 51,253
1,293 Repligen Corporation
j
192,424
3,761 Sanofi SA ADR 216,746
1,188 Sarepta Therapeutics, Inc.
j
148,369
6,993 Stevanato Group SPA 139,860
503 Stryker Corporation 181,714
425 Thermo Fisher Scientific, Inc. 262,892
2,316 Twist Bioscience Corporation
j
104,637
34 United Therapeutics Corporation
j
12,184
208 UnitedHealth Group, Inc. 121,614
539 Vertex Pharmaceuticals, Inc.
j
250,678
11,677 Viemed Healthcare, Inc.
j
85,592
2,601 Zimmer Biomet Holdings, Inc. 280,778
951 Zoetis, Inc. 185,806
Total 10,537,340
Industrials  2.2%
2,600 Advanced Drainage Systems, Inc. 408,616
815 AECOM 84,165
6,550 Air Lease Corporation 296,649
1,623 Amentum Holdings, Inc.
j
52,342
1,129 AMETEK, Inc. 193,861
216 Armstrong World Industries, Inc. 28,389
873 Automatic Data Processing, Inc. 241,585
573 Axon Enterprise, Inc.
j
228,971
983 AZEK Company, Inc.
j
46,004
10,111 Badger Infrastructure Solutions,
Ltd. 274,895
1,494 Barrett Business Services, Inc. 56,040
168 Brady Corporation 12,874
1,441 BWX Technologies, Inc. 156,637
829 Caterpillar, Inc. 324,238
23,077 CNH Industrial NV 256,155
15,654 CSX Corporation 540,533
3,717 Dayforce, Inc.
j
227,666
5,280 Delta Air Lines, Inc. 268,171
4,889 ExlService Holdings, Inc.
j
186,515
1,621 Expeditors International of
Washington, Inc. 212,999
9,698 Fastenal Company 692,631
1,199 Ferguson Enterprises, Inc. 238,085
5,490 Flowserve Corporation 283,778
4,852 Fluor Corporation
j
231,489
1,012 General Dynamics Corporation 305,826
154 Graco, Inc. 13,477
5,002 Helios Technologies, Inc. 238,595
1,459 Honeywell International, Inc. 301,590
6,202 Howmet Aerospace, Inc. 621,751
135 IES Holdings, Inc.
j
26,949
1,190 Ingersoll Rand, Inc. 116,810
1,623 Jacobs Solutions, Inc. 212,451
13,950 Janus International Group, Inc.
j
141,035
1,195 JB Hunt Transport Services, Inc. 205,934
4,355 Knight-Swift Transportation
Holdings, Inc. 234,952
1,875 Korn Ferry 141,075
Shares Common Stock  14.5% Value
Industrials  2.2% - continued
1,188 L3Harris Technologies, Inc. $ 282,590
903 Landstar System, Inc. 170,550
588 Leidos Holdings, Inc. 95,844
958 Lincoln Electric Holdings, Inc. 183,955
1,310 Masco Corporation 109,961
11,302 Masterbrand, Inc.
j
209,539
1,739 Miller Industries, Inc. 106,079
1,058 Moog, Inc. 213,737
291 Northrop Grumman Corporation 153,668
1,223 Old Dominion Freight Line, Inc. 242,937
1,059 Owens Corning, Inc. 186,935
200 Parker-Hannifin Corporation 126,364
605 Pentair plc 59,163
1,069 Quanta Services, Inc. 318,722
3,412 Robert Half, Inc. 230,003
819 Rockwell Automation, Inc. 219,869
7,211 Schneider National, Inc. 205,802
442 Simpson Manufacturing Company,
Inc. 84,541
2,275 Tennant Company 218,491
6,237 Timken Company 525,717
795 Trane Technologies plc 309,040
3,492 Uber Technologies, Inc.
j
262,459
117 Union Pacific Corporation 28,838
2,973 United Parcel Service, Inc. 405,339
683 United Rentals, Inc. 553,046
198 Verisk Analytics, Inc. 53,056
203 Waste Management, Inc. 42,143
3,001 WNS Holdings, Ltd.
j
158,183
Total 13,860,304
Information Technology  3.1%
399 Adobe, Inc.
j
206,594
2,032 Advanced Micro Devices, Inc.
j
333,411
2,698 Amphenol Corporation 175,802
12,603 Apple, Inc. 2,936,499
1,899 Applied Materials, Inc. 383,693
122 Arista Networks, Inc.
j
46,826
1,481 ASGN, Inc.
j
138,074
1,392 Autodesk, Inc.
j
383,468
3,258 Broadcom, Inc. 562,005
866 CDW Corporation 195,976
6,499 Ciena Corporation
j
400,273
10,839 Cisco Systems, Inc. 576,852
4,872 Cohu, Inc.
j
125,210
1,618 Datadog, Inc.
j
186,167
5,264 DocuSign, Inc.
j
326,842
1,690 Enphase Energy, Inc.
j
191,004
983 Fabrinet
j
232,421
1,950 Fortinet, Inc.
j
151,222
1,128 Guidewire Software, Inc.
j
206,356
516 Insight Enterprises, Inc.
j
111,141
2,967 International Business Machines
Corporation 655,944
4,781 JFrog, Ltd.
j
138,840
214 KLA Corporation 165,724
596 Littelfuse, Inc. 158,089
7,029 Microsoft Corporation 3,024,579
665 MongoDB, Inc.
j
179,783
469 Motorola Solutions, Inc. 210,876
317 NetApp, Inc. 39,153
23,121 NVIDIA Corporation 2,807,814
2,163 ON Semiconductor Corporation
j
157,055
676 Onto Innovation, Inc.
j
140,311
1,278 Plexus Corporation
j
174,715

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.5% Value
Information Technology  3.1% - continued
1,919 Qorvo, Inc.
j
$ 198,233
4,602 QUALCOMM, Inc. 782,570
35 RingCentral, Inc.
j
1,107
1,605 Salesforce, Inc. 439,305
8,075 Samsung Electronics Company,
Ltd. 377,416
428 Semtech Corporation
j
19,542
648 ServiceNow, Inc.
j
579,565
1,481 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 257,205
969 TD SYNNEX Corporation 116,358
7,242 Trimble, Inc.
j
449,656
15,256 TTM Technologies, Inc.
j
278,422
438 Universal Display Corporation 91,936
5,907 Varonis Systems, Inc.
j
333,745
399 VeriSign, Inc.
j
75,794
Total 19,723,573
Materials  0.6%
1,353 Albemarle Corporation
e
128,143
3,554 Alcoa Corporation 137,113
2,438 Ball Corporation 165,565
1,364 Celanese Corporation 185,449
3,528 CF Industries Holdings, Inc. 302,702
2,939 Corteva, Inc. 172,784
7 Eagle Materials, Inc. 2,014
2,441 Eastman Chemical Company 273,270
1,500 Ecolab, Inc. 382,995
1,885 Greif, Inc. 118,114
3,684 Ingevity Corporation
j
143,676
12,811 Ivanhoe Mines, Ltd.
j
190,585
127 Linde plc 60,561
2,597 Nucor Corporation 390,433
3,286 Steel Dynamics, Inc. 414,299
11,350 Tronox Holdings plc 166,051
1,670 United States Lime & Minerals, Inc. 163,092
501 United States Steel Corporation 17,700
2,830 West Fraser Timber Company, Ltd. 275,529
Total 3,690,075
Real Estate  0.5%
2,844 Agree Realty Corporation 214,238
1,261 Alexandria Real Estate Equities,
Inc. 149,744
1,069 AvalonBay Communities, Inc. 240,792
1,372 CBRE Group, Inc.
j
170,787
2,624 Crown Castle, Inc. 311,285
16,099 Cushman and Wakefield plc
j
219,429
536 EastGroup Properties, Inc. 100,136
184 Equinix, Inc. 163,324
7,837 Essential Properties Realty Trust,
Inc. 267,634
955 Extra Space Storage, Inc. 172,081
11,827 Healthcare Realty Trust, Inc. 214,660
397 Kite Realty Group Trust 10,544
7,168 National Storage Affiliates Trust 345,498
503 Sabra Health Care REIT, Inc. 9,361
1,872 SBA Communications Corporation 450,590
617 STAG Industrial, Inc. 24,119
4,327 Terreno Realty Corporation 289,173
Total 3,353,395
Utilities  0.6%
4,874 Alliant Energy Corporation 295,803
Shares Common Stock  14.5% Value
Utilities  0.6% - continued
475 American Water Works Company,
Inc. $ 69,464
247 California Water Service Group 13,392
8,469 CenterPoint Energy, Inc. 249,158
571 Clearway Energy, Inc., Class C 17,518
1,173 Constellation Energy Corporation 305,004
3,151 Duke Energy Corporation 363,310
2,981 Entergy Corporation 392,330
141 Evergy, Inc. 8,744
1,092 NextEra Energy Partners, LP 30,161
9,283 NiSource, Inc. 321,656
1,202 Northwestern Energy Group, Inc. 68,779
2,486 Portland General Electric
Company 119,079
3,518 Public Service Enterprise Group,
Inc. 313,841
1,652 Spire, Inc. 111,163
6,401 UGI Corporation 160,153
3,895 Vistra Energy Corporation 461,713
4,198 Xcel Energy, Inc. 274,129
Total 3,575,397
Total Common Stock
(cost $62,618,658) 93,149,277
Shares
Registered Investment
Companies   10.4% Value
U.S. Affiliated   9.4%
6,138,516 Thrivent Core Emerging Markets
Debt Fund 51,440,765
734,413 Thrivent Core International Equity
Fund 8,357,622
Total 59,798,387
U.S. Unaffiliated   1.0%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 156,774
27,032 abrdn Income Credit Strategies
Fund 178,952
5,029 abrdn Total Dynamic Dividend
Fund 45,764
17,145 AllianceBernstein Global High
Income Fund, Inc. 194,424
25,224 Allspring Income Opportunities
Fund 179,847
3,096 BlackRock Capital Allocation Term
Trust 50,929
4,039 BlackRock Core Bond Trust 48,630
16,974 BlackRock Corporate High Yield
Fund, Inc. 170,759
20,300 BlackRock Credit Allocation
Income Trust 228,984
1,742 BlackRock Debt Strategies Fund,
Inc. 19,214
3,546 BlackRock Enhanced Equity
Dividend Trust 30,673
17,320 BlackRock Enhanced Global
Dividend Trust 195,023
9,813 BlackRock Enhanced International
Dividend Trust 56,915
700 BlackRock Floating Rate Income
Strategies Fund, Inc. 9,240
5,735 BlackRock Income Trust, Inc. 71,286
7,761 BlackRock Multi-Sector Income
Trust 117,967

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  10.4% Value
U.S. Unaffiliated   1.0%  - continued
14,848 Blackstone Strategic Credit 2027
Term Fund $ 182,927
14,179 Cornerstone Strategic Value Fund,
Inc. 108,895
19,134 Eaton Vance Limited Duration
Income Fund 201,098
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 68,112
922 Invesco Dynamic Credit
Opportunities Fund
g
9,595
6,532 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
737,985
19,000 iShares Preferred and Income
Securities ETF
e
631,370
31,444 Nuveen Credit Strategies Income
Fund 182,061
13,841 Nuveen Preferred Income
Opportunities Fund 111,697
16,839 PGIM Global High Yield Fund, Inc. 215,202
16,516 PGIM High Yield Bond Fund, Inc. 230,233
5,565 Pimco Dynamic Income Fund 112,803
10,417 PIMCO High Income Fund 52,085
7,552 PIMCO Income Strategy Fund II 57,546
1,172 SPDR S&P Biotech ETF
e
115,794
1,661 Tri-Continental Corporation 54,879
4,786 Vanguard Intermediate-Term
Corporate Bond ETF
e
400,828
6,728 Vanguard Short-Term Corporate
Bond ETF 534,338
13,572 Virtus Convertible & Income Fund
e
47,502
12,463 Virtus Dividend, Interest &
Premium Strategy Fund 162,518
2,846 Virtus Equity & Convertible Income
Fund 65,486
27,753 Voya Global Equity Dividend &
Premium Opportunity Fund 156,527
3,255 Western Asset Diversified Income
Fund 51,038
42,572 Western Asset High Income
Opportunity Fund, Inc. 172,417
Total 6,418,317
Total Registered Investment
Companies (cost $70,617,154) 66,216,704
Shares
Collateral Held for Securities
Loaned 1.4% Value
9,071,137 Thrivent Cash Management Trust 9,071,137
Total Collateral Held for
Securities Loaned
(cost $9,071,137) 9,071,137
Shares Preferred Stock 1.3% Value
Basic Materials  0.1%
6,977 Albemarle Corporation,
Convertible, 7.250% 313,965
Total 313,965
Communications Services  0.1%
21,875 AT&T, Inc., 4.750%
h
459,594
11,250 Telephone and Data Systems, Inc.,
6.000%
h
218,137
Total 677,731
Shares Preferred Stock  1.3% Value
Financials  1.0%
7,525 AEGON Funding Company, LLC,
5.100% $ 167,431
7,500 Allstate Corporation, 5.100%
h
184,425
4,529 Apollo Global Management, Inc.,
Convertible, 6.750% 307,927
16,000 Bank of America Corporation,
4.250%
h
327,200
10,000 Bank of America Corporation,
4.375%
h
210,400
5,000 Bank of America Corporation,
4.750%
h
114,050
10,000 Bank of America Corporation,
5.000%
h
234,100
412 Bank of America Corporation,
Convertible, 7.250%
h
524,480
14,875 Capital One Financial Corporation,
5.000%
h
319,069
1,775 Citizens Financial Group, Inc.,
7.375%
h
47,960
6,200 Equitable Holdings, Inc., 5.250%
e,h
143,654
17,000 J.P. Morgan Chase & Company,
4.200%
h
359,550
10,000 J.P. Morgan Chase & Company,
4.625%
h
229,000
9,925 J.P. Morgan Chase & Company,
4.750%
h
234,925
10,750 KeyCorp, 6.200%
b,h
263,375
9,050 Morgan Stanley, 4.250%
h
187,335
7,800 Morgan Stanley, 5.850%
b,h
194,298
5,100 Morgan Stanley, 7.125%
b,h
129,030
9,350 Public Storage, 4.125%
h
189,524
3,775 Public Storage, 4.625%
h
82,748
958 Public Storage, 4.700%
h
21,526
2,700 Regions Financial Corporation,
5.700%
b,e,h
65,907
2,675 Synovus Financial Corporation,
8.397%
b,h
70,433
9,000 U.S. Bancorp, 4.000%
h
177,750
15,500 Wells Fargo & Company, 4.250%
h
314,185
10,000 Wells Fargo & Company, 4.375%
h
207,600
7,600 Wells Fargo & Company, 4.750%
h
164,844
499 Wells Fargo & Company,
Convertible, 7.500%
h
639,818
Total 6,112,544
Technology  <0.1%
4,307 Hewlett Packard Enterprise
Company, Convertible, 7.625%
j
260,617
Total 260,617
Utilities  0.1%
14,250 CMS Energy Corporation, 4.200%
h
282,008
8,451 NextEra Energy, Inc., Convertible,
6.926% 399,056
592 NextEra Energy, Inc., Convertible,
7.299% 32,974
6,200 Southern Company, 4.950% 147,188
Total 861,226
Total Preferred Stock
(cost $8,630,269) 8,226,083

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 3.4% Value
Federal Home Loan Bank Discount
Notes
400,000 5.180%, 10/4/2024
k,l
$ 399,793
500,000 5.170%, 10/9/2024
k,l
499,419
700,000 4.855%, 10/16/2024
k,l
698,553
500,000 4.910%, 11/8/2024
k,l
497,552
900,000 5.085%, 11/13/2024
k,l
895,028
100,000 4.620%, 11/22/2024
k,l
99,335
Thrivent Core Short-Term Reserve
Fund
1,849,241 5.250% 18,492,409
U.S. Treasury Bills
300,000 5.106%, 10/24/2024
k,m
299,095
100,000 4.790%, 11/21/2024
k,m
99,344
Total Short-Term Investments
(cost $21,978,867) 21,980,528
Total Investments (cost
$626,968,015) 101.9% $652,436,497
Other Assets and Liabilities, Net
(1.9%) (11,960,331)
Total Net Assets 100.0% $640,476,166
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $141,340,116 or
22.1% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Diversified Income Plus Portfolio as of September 30, 2024
was $950,727 or 0.15% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG  12/4/2013 110,000
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 958,105
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 6,301,214
Common Stock 2,483,485
Total lending $8,784,699
Gross amount payable upon return of
collateral for securities loaned $9,071,137
Net amounts due to counterparty $286,438
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 40,603,223 – 40,603,223 –
Basic Materials 6,123,807 – 6,123,807 –
Capital Goods 11,391,894 – 11,391,894 –
Collateralized Mortgage Obligations 37,001,051 – 36,451,051 550,000
Commercial Mortgage-Backed Securities 4,218,984 – 4,218,984 –
Communications Services 14,840,555 – 14,840,555 –
Consumer Cyclical 20,491,411 – 20,491,411 –
Consumer Non-Cyclical 20,510,648 – 20,510,648 –
Energy 17,902,587 – 17,902,587 –
Financials 53,450,542 – 53,450,542 –
Foreign Government 283,835 – 283,835 –
Mortgage-Backed Securities 140,725,691 – 140,725,691 –
Technology 15,504,812 – 15,504,812 –
Transportation 3,878,623 – 3,878,623 –
U.S. Government & Agencies 50,400,955 – 50,400,955 –
Utilities 16,464,150 – 16,464,150 –
Common Stock
Communications Services 5,828,659 5,828,659 – –
Consumer Discretionary 9,699,199 9,699,199 – –
Consumer Staples 4,810,270 4,810,270 – –
Energy 4,265,068 4,265,068 – –
Financials 13,805,997 13,805,997 – –
Health Care 10,537,340 10,537,340 – –
Industrials 13,860,304 13,585,409 274,895 –
Information Technology 19,723,573 19,346,157 377,416 –
Materials 3,690,075 3,499,490 190,585 –
Real Estate 3,353,395 3,353,395 – –
Utilities 3,575,397 3,575,397 – –
Preferred Stock
Basic Materials 313,965 313,965 – –
Communications Services 677,731 677,731 – –
Financials 6,112,544 6,112,544 – –
Technology 260,617 260,617 – –
Utilities 861,226 429,196 432,030 –
Registered Investment Companies
U.S. Unaffiliated 6,418,317 6,408,722 – 9,595
Short-Term Investments 3,488,119 – 3,488,119 –
Subtotal Investments in Securities $565,074,564 $106,509,156 $458,005,813 $559,595
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 59,798,387
Affiliated Short-Term Investments 18,492,409
Collateral Held for Securities Loaned 9,071,137
Subtotal Other Investments $87,361,933
Total Investments at Value $652,436,497
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,379,226 1,379,226 – –
Total Asset Derivatives $1,379,226 $1,379,226 $– $–
Liability Derivatives
Futures Contracts 1,163,168 873,640 289,528 –
Total Rate of Return Swaps 9,068 – 9,068 –
Credit Default Swaps 112,330 – 112,330 –
Total Liability Derivatives $1,284,566 $873,640 $410,926 $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$3,142,080 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 December 2024 $ 7,065,448 $ 14,786
CME E-mini S&P 500 Index 140 December 2024 39,642,996 1,056,754
ICE mini MSCI EAFE Index 61 December 2024 7,408,484 179,306
ICE US mini MSCI Emerging Markets Index 22 December 2024 1,206,975 82,995
Total Futures Long Contracts $ 55,323,903 $ 1,333,841
CME E-mini Russell 2000 Index (146) December 2024 ( $ 15,719,915) ( $ 699,245)
CME E-mini S&P Mid-Cap 400 Index (10) December 2024 (3,040,507) (108,093)
CME Euro Foreign Exchange Currency (58) December 2024 (8,029,410) (66,302)
Eurex Euro STOXX 50 Index (147) December 2024 (7,959,228) (289,528)
Ultra 10-Yr. U.S. Treasury Note (30) December 2024 (3,594,292) 45,385
Total Futures Short Contracts ( $ 38,343,352) ($1,117,783)
Total Futures Contracts $ 16,980,551 $216,058

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1
As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2
The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3
The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Diversified Income Plus Portfolio's credit default swap contracts held as of September 30, 2024. Investments totaling
$398,439 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 7,610,000 $ – ( $ 112,330) ( $ 112,330)
Total Credit Default Swaps $– ($112,330) ($112,330)
The following table presents Diversified Income Plus Portfolio's total rate of return swap contracts held as of September 30, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 ( $ 9,068) $ – ( $ 9,068)
Total Rate of Return Swaps ( $ 9,068) $ – ($9,068)

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,034 $2,223 $4,240 $51,441 6,139 8.1%
Core International Equity 7,432 – – 8,358 734 1.3
Total U.S. Affiliated Registered Investment
Companies 58,466 59,799 9.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 33,619 193,117 208,244 18,492 1,849 2.9
Total Affiliated Short-Term Investments 33,619 18,492 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15,475 107,300 113,704 9,071 9,071 1.4
Total Collateral Held for Securities Loaned 15,475 9,071 1.4
Total Value $107,560 $87,362
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($963) $3,387 $ – $2,223
Core International Equity – 925 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 0 (0) – 915
Total Income/Non Cash Income from Affiliated
Investments $3,138
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 58
Total Affiliated Income from Securities Loaned, Net $58
Total Value ($963) $4,312 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.6% Value
Belgium  <0.1%
483 Titan Cement International SA $ 19,177
Total 19,177
Brazil  4.5%
5,528 B3 SA - Brasil Bolsa Balcao 10,898
4,934 Banco Bradesco SA ADR 13,125
58,100 Banco do Brasil SA 290,943
11,700 BRF SA
a
50,922
26,748 Centrais Eletricas Brasileiras SA
ADR 193,388
40,369 Companhia Energetica de Minas
Gerais ADR 83,160
890 Companhia Paranaense de Energia
- COPEL ADR 5,563
38,100 Cury Construtora e Incorporadora
SA 157,290
2,184 Embraer SA ADR
a
77,248
15,740 Gerdau SA ADR 55,090
32,500 Iochpe-Maxion SA 65,028
68,951 Itau Unibanco Holding SA ADR 458,524
12,793 Jalles Machado SA 15,100
24,200 JBS SA 140,419
57,200 Klabin SA 221,757
14,430 Petroleo Brasileiro SA ADR 207,936
33,800 Telefonica Brasil SA 348,814
71,800 TIM SA/Brazil 247,518
40,526 Vale SA ADR 473,343
1,800 WEG SA 18,047
Total 3,134,113
Cayman Islands  15.3%
32,000 AAC Technologies Holdings, Inc. 130,462
125,800 Alibaba Group Holding, Ltd. 1,671,729
159,000 China Feihe, Ltd.
b
119,348
24,000 China Medical System Holdings,
Ltd. 27,489
175,000 China Mengniu Dairy Company,
Ltd. 410,489
142,500 China Resources Land, Ltd. 512,617
95,000 Consun Pharmaceutical Group,
Ltd. 86,265
169,000 Geely Automobile Holdings, Ltd. 259,246
29,959 JD.com, Inc. 600,914
8,207 JOYY, Inc. ADR
a
297,422
36,000 Kingboard Holdings, Ltd. 90,560
99,000 Longfor Group Holdings, Ltd.
b
186,550
30,300 Meituan
a,b
643,432
9,500 NetDragon Websoft Holdings, Ltd. 14,144
766 NetEase, Inc. ADR 71,629
18,172 NU Holdings, Ltd./Cayman Islands
a
248,048
1,890 PDD Holdings, Inc. ADR
a
254,791
70,000 Seazen Group, Ltd.
a
22,501
698,500 Shui On Land, Ltd. 73,133
195,000 Sino Biopharmaceutical, Ltd. 91,998
29,800 Sunny Optical Technology (Group)
Company, Ltd. 215,615
62,000 Tencent Holdings, Ltd. 3,447,503
1,665 Tencent Music Entertainment Group
ADR 20,063
1,632 Trip.com Group, Ltd. ADR
a
96,990
293,400 Xiaomi Corporation
a,b
826,418
76,500 Zhongsheng Group Holdings, Ltd. 138,860
Total 10,558,216
Shares Common Stock  97.6% Value
Chile  0.6%
693 Banco de Chile ADR $ 17,540
2,166 Banco de Credito e Inversiones SA 67,409
23,325 Cencosud SA 47,075
486,633 Colbun SA 65,909
5,573 Embotelladora Andina SA 18,817
10,963,991 Latam Airlines Group SA 141,058
15,617 S.A.C.I. Falabella
a
57,869
Total 415,677
China  11.0%
1,158,500 Agricultural Bank of China, Ltd. 788,892
338,000 Aluminum Corporation of China,
Ltd., Class H 265,226
202,300 Bank of China, Ltd., Class A 143,429
713,300 Bank of Communications Company,
Ltd., Class A 746,951
25,000 Bank of Communications Company,
Ltd., Class H 19,015
30,400 Baoshan Iron & Steel Company,
Ltd. 29,907
1,000,200 BOE Technology Group Company,
Ltd. 632,900
294,000 CGN Power Company, Ltd.
b
112,931
58,000 China Construction Bank
Corporation, Class H 43,251
95,000 China Life Insurance Company,
Ltd. 187,102
10,200 China Pacific Insurance (Group)
Company, Ltd. 36,119
2,904,000 China Tower Corporation, Ltd.
b
381,574
118,900 China United Network
Communications, Ltd. 90,277
179,100 China Vanke Company, Ltd., Class
H
a
168,634
466,000 CRRC Corporation, Ltd. 303,309
42,100 Foxconn Industrial Internet
Company, Ltd. 149,997
14,000 Fuyao Glass Industry Group
Company, Ltd., Class H
b
94,097
116,500 Great Wall Motor Company, Ltd.,
Class H 213,972
48,600 Haier Smart Home Company, Ltd.,
Class H 190,369
220,900 Huaxia Bank Company, Ltd. 233,115
25,200 Industrial and Commercial Bank of
China, Ltd., Class A 22,063
72,000 Inner Mongolia Yili Industrial Group
Company, Ltd. 295,945
129,000 Jiangxi Copper Company, Ltd.,
Class H 259,158
82,000 Lenovo Group, Ltd. 109,924
32,600 Livzon Pharmaceutical Group, Inc. 188,229
30,900 Midea Group Company, Ltd. 332,960
37,000 New China Life Insurance
Company, Ltd. 114,310
848,000 People's Insurance Company
(Group) of China, Ltd. 401,773
19,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 119,311
9,200 Poly Developments and Holdings
Group Company, Ltd. 14,167
451,600 Shenwan Hongyuan Group
Company, Ltd. 365,217
9,400 Shenzhou International Group
Holdings, Ltd. 83,218
118,000 Sinopharm Group Company, Ltd. 311,313

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.6% Value
China  11.0%  - continued
83,000 Tong Ren Tang Technologies
Company, Ltd. $ 61,313
30,800 ZTE Corporation 78,925
Total 7,588,893
Colombia  0.3%
1,282 Bancolombia SA 11,046
5,694 Bancolombia SA ADR 178,678
Total 189,724
Czech Republic  <0.1%
42 Philip Morris CR 28,371
Total 28,371
Egypt  <0.1%
17,222 Commercial International Bank
Egypt SAE GDR 29,243
Total 29,243
Greece  0.2%
2,776 Hellenic Telecommunications
Organization SA 47,901
9,247 HELLENiQ ENERGY Holdings SA 71,829
2,202 OPAP SA 39,121
Total 158,851
Hong Kong  1.4%
167,000 China Overseas Land &
Investment, Ltd. 334,542
328,000 CSPC Pharmaceutical Group, Ltd. 251,188
138,000 Weichai Power Company, Ltd.,
Class H 252,228
136,000 Yuexiu Property Company, Ltd. 109,621
Total 947,579
Hungary  0.8%
29,834 MOL Hungarian Oil & Gas plc 223,162
4,865 OTP Bank Nyrt 254,466
3,074 Richter Gedeon Nyrt 94,653
Total 572,281
India  21.1%
556 ABB India, Ltd. 53,436
795 Apar Industries, Ltd. 90,460
24,240 Axis Bank, Ltd. 356,375
5,837 Bajaj Auto, Ltd. 859,333
145,926 Bharat Petroleum Corporation, Ltd. 643,056
21,315 Bharti Airtel, Ltd. 434,537
182 Bosch, Ltd. 81,853
35,073 Chambal Fertilisers and Chemicals,
Ltd. 221,457
33,519 Cipla, Ltd. 662,257
85,432 Coal India, Ltd. 519,159
505 CRISIL, Ltd. 28,095
3,321 Cummins India, Ltd. 150,991
2,278 Dixon Technologies India, Ltd. 374,821
10,622 HCL Technologies, Ltd. 227,525
14,694 HDFC Asset Management
Company, Ltd.
b
753,464
10,601 HDFC Bank, Ltd. 218,321
12,377 Hero MotoCorp, Ltd. 843,970
62,026 Hindalco Industries, Ltd. 560,645
3,896 Hindustan Aeronautics, Ltd. 205,583
Shares Common Stock  97.6% Value
India  21.1%  - continued
13,844 Hindustan Petroleum Corporation,
Ltd. $ 72,640
37,588 ICICI Bank, Ltd. ADR 1,122,002
449 Info Edge India, Ltd. 43,383
12,466 Infosys, Ltd. ADR 277,618
11,832 Jindal Saw, Ltd. 105,119
741 KEI Industries, Ltd. 37,946
6,942 Kotak Mahindra Bank, Ltd. 153,450
8,735 KPIT Technologies, Ltd. 169,585
14,419 LT Foods, Ltd. 68,550
517 Lupin, Ltd. 13,518
3,173 Mahindra & Mahindra, Ltd. 117,110
1,279 Maruti Suzuki India, Ltd. 201,953
6,860 Nippon Life India Asset
Management, Ltd.
b
53,374
137,738 Oil & Natural Gas Corporation, Ltd. 490,078
1,249 PB Fintech, Ltd.
a
24,075
4,724 Persistent Systems, Ltd. 307,130
3,689 Pidilite Industries, Ltd. 148,030
46,830 Power Finance Corporation, Ltd. 273,005
32,996 REC, Ltd. 218,436
11,425 Reliance Industries, Ltd. 401,965
46,514 State Bank of India 436,721
20,311 Tata Consultancy Services, Ltd. 1,034,205
28,240 Tata Motors, Ltd. 328,016
4,592 Tech Mahindra, Ltd. 86,467
7,243 Trent, Ltd. 655,286
1,320 UltraTech Cement, Ltd. 185,861
6,245 United Spirits, Ltd. 118,439
14,711 Zydus Lifesciences, Ltd. 187,570
Total 14,616,870
Indonesia  1.6%
1,669,000 Bank Central Asia Tbk PT 1,138,205
Total 1,138,205
Kuwait  0.4%
12,514 HumanSoft Holding Company
KSCC 111,636
26,461 Kuwait Finance House KSCP 62,121
8,602 Mobile Telecommunications
Company KSCP 13,390
24,671 National Bank of Kuwait KSC 71,397
Total 258,544
Luxembourg  <0.1%
788 Reinet Investments SCA 21,839
Total 21,839
Malaysia  0.7%
37,700 Hong Leong Bank Bhd 197,386
55,896 Sports Toto Bhd 21,859
13,500 Ta Ann Holdings Bhd 12,768
362,000 YTL Corporation Bhd 221,478
Total 453,491
Mexico  1.0%
4,330 Coca-Cola FEMSA SAB de CV ADR 384,158
234 Fomento Economico Mexicano SAB
de CV ADR 23,098
10,510 Grupo Financiero Banorte SAB de
CV ADR 74,803
25,300 Grupo Mexico SAB de CV 141,341
8,758 Grupo Televisa SAB ADR 22,420
31,500 Megacable Holdings SAB de CV 65,560

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.6% Value
Mexico  1.0%  - continued
2,600 Wal-Mart de Mexico SAB de CV $ 7,845
Total 719,225
Netherlands  0.1%
4,326 NEPI Rockcastle NV 36,529
4,326 NEPI Rockcastle NV, DRIP
a,c
42
Total 36,571
Philippines  0.1%
18,690 Bank of the Philippine Islands 45,271
Total 45,271
Poland  1.8%
9,622 Asseco Poland SA 217,572
1,844 Bank Polska Kasa Opieki SA 70,403
397 Budimex SA 61,603
3,573 KGHM Polska Miedz SA 147,751
7,545 Orlen SA 109,515
22,905 Powszechna Kasa Oszczednosci
Bank Polski SA 333,776
28,091 Powszechny Zaklad Ubezpieczen
SA 307,091
Total 1,247,711
Qatar  0.2%
53,236 Commercial Bank PSQC 64,293
9,364 Gulf Warehousing Company 8,926
6,493 Qatar National Bank QPSC 30,266
Total 103,485
Russian Federation  <0.1%
22,154 LUKOIL PJSC
c,d
0
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
c,d
0
Total 0
Saudi Arabia  2.8%
25,381 Al Rajhi Bank 591,461
257 Al Rajhi Company for Co-operative
Insurance
a
13,164
71,066 Arab National Bank 362,290
2,641 Dr. Sulaiman Al Habib Medical
Services Group Company 208,808
1,908 Eastern Province Cement Company 16,410
47 Elm Company 14,591
8,187 Maharah Human Resources
Company 15,373
18,936 Saudi Arabian Oil Company
b
136,935
991 Saudi Aramco Base Oil Company 35,085
702 Saudi Basic Industries Corporation 14,016
29,056 Saudi National Bank 266,660
17,224 Saudi Telecom Company 200,717
698 Theeb Rent A Car Company 14,574
2,244 Yanbu National Petrochemical
Company 25,556
Total 1,915,640
South Africa  2.1%
1,453 Absa Group, Ltd. 14,754
28,358 AECI, Ltd. 169,493
8,545 Aspen Pharmacare Holdings, Ltd. 96,442
3,039 Barloworld, Ltd. 15,193
78 Capitec Bank Holdings, Ltd. 13,744
4,412 Coronation Fund Managers, Ltd. 9,982
Shares Common Stock  97.6% Value
South Africa  2.1%  - continued
33,630 DataTec, Ltd. $ 73,916
21,036 FirstRand, Ltd. 100,916
650 Gold Fields, Ltd. ADR 9,978
9,157 Harmony Gold Mining Company,
Ltd. ADR 93,127
3,412 Kumba Iron Ore, Ltd. 79,190
12,059 Mr Price Group, Ltd. 188,800
1,010 Naspers, Ltd. 244,938
25,065 Pepkor Holdings, Ltd.
b
34,919
21,071 Standard Bank Group 295,077
5,090 Super Group, Ltd. 7,117
3,616 Vodacom Group 22,911
Total 1,470,497
South Korea  6.9%
1,069 Caregen Company, Ltd. 15,809
212 Celltrion, Inc. 31,565
651 CJ Corporation 58,998
3,295 Green Cross Holdings Corporation 38,899
9,305 GS Holdings Corporation 301,438
103 Hanmi Pharm Company, Ltd. 25,321
8,168 Hanon Systems 26,561
2,332 HD Hyundai Company, Ltd. 136,094
1,139 Hyundai Motor Company 212,131
9,085 KT Corporation 278,057
5,361 KT&G Corporation 444,448
172 LG Chem, Ltd. 46,686
305 Samsung Biologics Company,
Ltd.
a,b
226,861
2,757 Samsung C&T Corporation 288,769
34,973 Samsung Electronics Company,
Ltd. 1,634,596
5,053 SD Biosensor, Inc.
a
35,292
2,476 SK Hynix, Inc. 331,380
854 SK, Inc. 99,863
5,184 Yuhan Corporation 565,432
Total 4,798,200
Taiwan  19.9%
9,965 ASE Technology Holding Company,
Ltd. ADR 97,258
315,000 Asia Cement Corporation 474,171
6,000 Asustek Computer, Inc. 104,234
275,472 Chang Hwa Commercial Bank, Ltd. 155,709
141,000 Cheng Shin Rubber Industry
Company, Ltd. 230,179
8,000 Chicony Electronics Company, Ltd. 41,248
67,000 Chipbond Technology Corporation 140,990
1,669 Chunghwa Telecom Company, Ltd.
ADR 66,209
145,000 Compal Electronics, Inc. 152,156
35,000 Delta Electronics, Inc. 417,587
10,000 Dynapack International Technology
Corporation 32,766
51,000 Far Eastern New Century
Corporation 61,535
32,000 Far EasTone Telecommunications
Company, Ltd. 91,583
59,000 Feng Hsin Steel Company, Ltd. 158,298
2,000 Fusheng Precision Company, Ltd. 18,306
101,000 Hon Hai Precision Industry
Company, Ltd. 594,674
100,000 Inventec Corporation 135,882
51,000 KGI Financial Holding Company,
Ltd. 26,558

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.6% Value
Taiwan  19.9%  - continued
56,000 Lite-On Technology Corporation $ 175,744
22,000 MediaTek, Inc. 810,822
95,000 Nan Ya Plastics Corporation 137,714
189,000 Pegatron Corporation 613,234
140,000 Pou Chen Corporation 159,265
6,000 Powertech Technology, Inc. 25,859
6,000 President Chain Store Corporation 55,806
25,000 Quanta Computer, Inc. 208,356
8,000 Realtek Semiconductor Corporation 118,741
122,000 Synnex Technology International
Corporation 278,043
15,000 Systex Corporation 60,123
300,586 Taichung Commercial Bank
Company, Ltd. 174,624
87,000 Taiwan Mobile Company, Ltd. 316,087
4,000 Taiwan Secom Company, Ltd. 17,362
209,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 6,317,265
31,704 Topco Scientific Company, Ltd. 281,872
175,000 Uni-President Enterprises
Corporation 478,822
19,000 Wah Lee Industrial Corporation 76,873
35,000 WPG Holdings, Ltd. 82,814
396,996 Yuanta Financial Holding Company,
Ltd. 396,876
Total 13,785,645
Thailand  1.3%
56,800 Central Pattana pcl NVDR 117,520
162,500 Kasikornbank pcl NVDR 756,570
Total 874,090
Turkey  1.0%
3,677 Ford Otomotiv Sanayi AS 98,706
41,513 Haci Omer Sabanci Holding AS 118,175
9,981 KOC Holding AS 54,929
21,617 Tekfen Holding AS
a
32,870
42,964 Turk Hava Yollari Anonim Ortakligi
a
357,383
Total 662,063
United Arab Emirates  2.1%
5,709 Abu Dhabi Commercial Bank PJSC 13,087
113,012 Abu Dhabi National Oil Company
for Distribution PJSC 111,276
173,143 Deyaar Development PJSC 32,207
227,410 Dubai Islamic Bank PJSC 390,143
205,480 Emaar Properties PJSC 487,520
78,956 Emirates NBD Bank PJSC 436,369
Total 1,470,602
United Kingdom  0.4%
9,548 AngloGold Ashanti plc 253,925
Total 253,925
Total Common Stock
(cost $54,814,339) 67,513,999
Shares Preferred Stock 2.0%
Brazil  0.8%
74,200 Companhia de Saneamento do
Parana 81,314
5,070 Itausa SA 10,340
Shares Preferred Stock  2.0% Value
Brazil  0.8%  - continued
70,300 Petroleo Brasileiro SA $ 465,595
Total 557,249
South Korea  1.2%
1,239 Hyundai Motor Company, 2nd
Preferred 166,563
2,142 Hyundai Motor Company, Preferred 278,629
9,458 Samsung Electronics Company,
Ltd. 367,319
Total 812,511
Total Preferred Stock
(cost $1,257,423) 1,369,760
Shares or
Principal
Amount Short-Term Investments 1.0%
Federal Home Loan Bank Discount
Notes
100,000 4.855%,  10/16/2024
e,f
99,793
Thrivent Core Short-Term Reserve
Fund
62,343 5.250% 623,431
Total Short-Term Investments
(cost $723,228) 723,224
Total Investments (cost
$56,794,990) 100.6% $69,606,983
Other Assets and Liabilities,
Net (0.6%) (408,874)
Total Net Assets 100.0% $69,198,109
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $3,569,903 or
5.2% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,521,699 477,743 6,043,956 –
Consumer Discretionary 9,827,921 351,781 9,476,140 –
Consumer Staples 2,720,420 407,256 2,313,164 –
Energy^ 3,012,369 207,936 2,804,433 0
Financials^ 14,990,796 2,067,160 12,923,636 0
Health Care 3,220,222 – 3,220,222 –
Industrials 2,719,122 77,248 2,641,874 –
Information Technology 17,375,927 374,876 17,001,051 –
Materials 4,347,511 631,538 3,715,973 –
Real Estate 2,095,583 – 2,095,541 42
Utilities 682,429 282,111 400,318 –
Preferred Stock
Consumer Discretionary 445,192 – 445,192 –
Energy 465,595 – 465,595 –
Financials 10,340 – 10,340 –
Information Technology 367,319 – 367,319 –
Utilities 81,314 – 81,314 –
Short-Term Investments 99,793 – 99,793 –
Subtotal Investments in Securities $68,983,552 $4,877,649 $64,105,861 $42
Other Investments  * Total
Affiliated Short-Term Investments 623,431
Subtotal Other Investments $623,431
Total Investments at Value $69,606,983
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 142,252 142,252 – –
Total Asset Derivatives $142,252 $142,252 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling $99,793 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 39 December 2024 $ 2,144,513 $ 142,252
Total Futures Long Contracts $ 2,144,513 $ 142,252
Total Futures Contracts $ 2,144,513 $142,252

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $391 $11,051 $10,819 $623 62 0.9%
Total Affiliated Short-Term Investments 391 623 0.9
Total Value $391 $623
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $12
Total Income/Non Cash Income from Affiliated
Investments $12
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 88.6% Value
Communications Services  7.6%
10,858 Alphabet, Inc., Class A $ 1,800,799
9,345 Alphabet, Inc., Class C 1,562,391
8 Cable One, Inc. 2,798
467 Electronic Arts, Inc. 66,987
81 John Wiley and Sons, Inc. 3,908
1,876 Lumen Technologies, Inc.
a
13,320
287 New York Times Company 15,977
365 Omnicom Group, Inc. 37,737
54 Scholastic Corporation 1,729
7,781 Verizon Communications, Inc. 349,445
3,370 Walt Disney Company 324,160
4,255 Warner Brothers Discovery, Inc.
a
35,104
519 ZoomInfo Technologies, Inc.
a
5,356
Total 4,219,711
Consumer Discretionary  8.1%
504 Aptiv plc
a
36,293
457 Aramark 17,700
148 Autoliv, Inc. 13,819
48 AutoNation, Inc.
a
8,588
379 Best Buy Company, Inc. 39,151
63 Booking Holdings, Inc. 265,364
432 BorgWarner, Inc. 15,677
57 Buckle, Inc. 2,506
217 Capri Holdings, Ltd.
a
9,209
289 CarMax, Inc.
a
22,363
53 Choice Hotels International, Inc. 6,906
66 Columbia Sportswear Company 5,491
222 Darden Restaurants, Inc. 36,437
282 Deckers Outdoor Corporation
a
44,965
64 Domino's Pizza, Inc. 27,529
40 Ethan Allen Interiors, Inc. 1,276
160 Foot Locker, Inc. 4,134
748 GameStop Corporation
a
17,152
410 Gap, Inc. 9,040
282 Garmin, Ltd. 49,640
647 Hanesbrands, Inc.
a
4,755
244 Harley-Davidson, Inc. 9,401
242 Hasbro, Inc. 17,501
464 Hilton Worldwide Holdings, Inc. 106,952
1,833 Home Depot, Inc. 742,732
40 Jack in the Box, Inc. 1,862
215 Kohl's Corporation 4,537
81 La-Z-Boy, Inc. 3,477
493 LKQ Corporation 19,681
1,053 Lowe's Companies, Inc. 285,205
1,679 Lucid Group, Inc.
a,b
5,927
449 Marriott International, Inc./MD 111,621
643 Mattel, Inc.
a
12,249
1,332 McDonald's Corporation 405,607
67 Meritage Homes Corporation 13,740
100 Mohawk Industries, Inc.
a
16,068
725 Newell Brands, Inc. 5,568
2,238 NIKE, Inc. 197,839
202 Nordstrom, Inc. 4,543
67 ODP Corporation
a
1,993
72 Pool Corporation 27,130
107 PVH Corporation 10,789
1,343 Rivian Automotive, Inc.
a
15,068
450 Royal Caribbean Cruises, Ltd. 79,812
79 Signet Jewelers, Ltd. 8,148
2,092 Starbucks Corporation 203,949
5,306 Tesla, Inc.
a
1,388,209
257 Topgolf Callaway Brands
Corporation
a
2,822
Shares Common Stock  88.6% Value
Consumer Discretionary  8.1% - continued
200 Tractor Supply Company $ 58,186
88 Ulta Beauty, Inc.
a
34,243
344 Under Armour, Inc., Class A
a
3,065
318 Under Armour, Inc., Class C
a
2,658
70 Vail Resorts, Inc. 12,200
613 VF Corporation 12,229
100 Whirlpool Corporation 10,700
238 Williams-Sonoma, Inc. 36,871
149 Wolverine World Wide, Inc. 2,596
Total 4,513,173
Consumer Staples  5.5%
914 Archer-Daniels-Midland Company 54,602
262 Bunge Global SA 25,320
359 Campbell Soup Company 17,562
454 Church & Dwight Company, Inc. 47,543
229 Clorox Company 37,306
7,565 Coca-Cola Company 543,621
1,445 Colgate-Palmolive Company 150,005
886 Conagra Brands, Inc. 28,813
300 Darling Ingredients, Inc.
a
11,148
427 Estee Lauder Companies, Inc. 42,568
1,032 General Mills, Inc. 76,213
172 Hain Celestial Group, Inc.
a
1,484
550 Hormel Foods Corporation 17,435
120 Ingredion, Inc. 16,492
196 J.M. Smucker Company 23,736
506 Kellanova 40,839
1,999 Keurig Dr Pepper, Inc. 74,923
623 Kimberly-Clark Corporation 88,640
1,681 Kraft Heinz Company 59,020
1,259 Kroger Company 72,141
269 Lamb Weston Holdings, Inc. 17,415
464 McCormick & Company, Inc. 38,187
2,487 Mondelez International, Inc. 183,217
2,541 PepsiCo, Inc. 432,097
4,363 Procter & Gamble Company 755,672
920 Sysco Corporation 71,815
855 Target Corporation 133,260
103 United Natural Foods, Inc.
a
1,733
Total 3,062,807
Energy  1.2%
1,859 Baker Hughes Company 67,203
423 Cheniere Energy, Inc. 76,072
87 Core Laboratories, Inc. 1,612
1,644 Halliburton Company 47,758
295 HF Sinclair Corporation 13,148
651 Marathon Petroleum Corporation 106,054
715 NOV, Inc. 11,419
1,075 ONEOK, Inc. 97,965
784 Phillips 66 103,057
391 Targa Resources Corporation 57,872
814 TechnipFMC plc 21,351
604 Valero Energy Corporation 81,558
Total 685,069
Financials  10.6%
488 Allstate Corporation 92,549
499 Ally Financial, Inc. 17,759
1,064 American Express Company 288,557
185 Ameriprise Financial, Inc. 86,915
404 Arthur J. Gallagher & Company 113,673
73 Bank of Hawaii Corporation 4,582

ESG Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.6% Value
Financials  10.6% - continued
1,364 Bank of New York Mellon
Corporation $ 98,017
275 BlackRock, Inc. 261,115
130 Cathay General Bancorp 5,584
2,793 Charles Schwab Corporation 181,014
713 Chubb, Ltd. 205,622
847 Citizens Financial Group, Inc. 34,786
664 CME Group, Inc. 146,512
241 Comerica, Inc. 14,438
462 Discover Financial Services 64,814
605 Equitable Holdings, Inc. 25,428
70 FactSet Research Systems, Inc. 32,190
1,028 Fidelity National Information
Services, Inc. 86,095
535 Franklin Resources, Inc. 10,780
549 Hartford Financial Services Group,
Inc. 64,568
2,666 Huntington Bancshares, Inc./OH 39,190
1,057 Intercontinental Exchange, Inc. 169,796
100 International Bancshares
Corporation 5,979
637 Invesco, Ltd. 11,186
1,718 KeyCorp 28,777
302 Lincoln National Corporation 9,516
354 Loews Corporation 27,984
306 M&T Bank Corporation 54,505
70 MarketAxess Holdings, Inc. 17,934
912 Marsh & McLennan Companies,
Inc. 203,458
1,535 Mastercard, Inc. 757,983
303 Moody's Corporation 143,801
2,253 Morgan Stanley 234,853
799 Nasdaq, Inc. 58,335
377 Northern Trust Corporation 33,941
585 Old National Bancorp 10,916
1,837 PayPal Holdings, Inc.
a
143,341
736 PNC Financial Services Group,
Inc. 136,050
434 Principal Financial Group, Inc. 37,281
1,081 Progressive Corporation 274,315
663 Prudential Financial, Inc. 80,289
1,697 Regions Financial Corporation 39,591
592 S&P Global, Inc. 305,839
558 State Street Corporation 49,366
730 Synchrony Financial 36,412
415 T. Rowe Price Group, Inc. 45,206
423 Travelers Companies, Inc. 99,033
2,464 Truist Financial Corporation 105,385
2,910 Visa, Inc. 800,105
188 Voya Financial, Inc. 14,893
632 Western Union Company 7,540
189 Willis Towers Watson plc 55,666
280 Zions Bancorp NA 13,222
Total 5,886,686
Health Care  8.4%
3,264 AbbVie, Inc. 644,575
540 Agilent Technologies, Inc. 80,179
132 Align Technology, Inc.
a
33,570
992 Amgen, Inc. 319,632
536 Becton, Dickinson and Company 129,230
267 Biogen, Inc.
a
51,755
346 BioMarin Pharmaceutical, Inc.
a
24,320
288 Bio-Techne Corporation 23,020
3,744 Bristol-Myers Squibb Company 193,715
Shares Common Stock  88.6% Value
Health Care  8.4% - continued
449 Cardinal Health, Inc. $ 49,623
332 Cencora, Inc. 74,727
987 Centene Corporation
a
74,301
524 Cigna Group 181,535
364 Cooper Companies, Inc.
a
40,164
1,232 Danaher Corporation 342,521
97 DaVita, Inc.
a
15,901
392 Dentsply Sirona, Inc. 10,608
735 Dexcom, Inc.
a
49,274
1,111 Edwards Lifesciences Corporation
a
73,315
430 Elevance Health, Inc. 223,600
2,304 Gilead Sciences, Inc. 193,167
363 HCA Healthcare, Inc. 147,534
242 Henry Schein, Inc.
a
17,642
434 Hologic, Inc.
a
35,354
223 Humana, Inc. 70,633
153 IDEXX Laboratories, Inc.
a
77,299
294 Illumina, Inc.
a
38,341
129 Insulet Corporation
a
30,025
338 IQVIA Holding, Inc.
a
80,096
111 Jazz Pharmaceuticals, Inc.
a
12,367
157 Labcorp Holdings, Inc. 35,086
4,678 Merck & Company, Inc. 531,234
39 Mettler-Toledo International, Inc.
a
58,488
160 Patterson Companies, Inc. 3,494
143 Pediatrix Medical Group, Inc.
a
1,657
206 Quest Diagnostics, Inc. 31,981
270 ResMed, Inc. 65,912
199 Select Medical Holdings
Corporation 6,939
183 STERIS plc 44,385
296 Teladoc Health, Inc.
a
2,717
284 Veeva Systems, Inc.
a
59,603
477 Vertex Pharmaceuticals, Inc.
a
221,843
109 Waters Corporation
a
39,228
136 West Pharmaceutical Services,
Inc. 40,822
379 Zimmer Biomet Holdings, Inc. 40,913
843 Zoetis, Inc. 164,705
Total 4,687,030
Industrials  8.1%
1,021 3M Company 139,571
227 A.O. Smith Corporation 20,391
158 ACCO Brands Corporation 864
57 Acuity Brands, Inc. 15,697
117 AGCO Corporation 11,450
198 Air Lease Corporation 8,967
161 Allegion plc 23,464
72 Applied Industrial Technologies,
Inc. 16,065
47 ArcBest Corporation 5,097
757 Automatic Data Processing, Inc. 209,485
33 Avis Budget Group, Inc. 2,890
217 Broadridge Financial Solutions,
Inc. 46,662
228 Builders FirstSource, Inc.
a
44,200
217 C.H. Robinson Worldwide, Inc. 23,950
1,494 Carrier Global Corporation 120,252
904 Caterpillar, Inc. 353,572
1,610 CNH Industrial NV 17,871
1,597 Copart, Inc.
a
83,683
3,619 CSX Corporation 124,964
253 Cummins, Inc. 81,919
484 Deere & Company 201,988

ESG Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.6% Value
Industrials  8.1% - continued
293 Delta Air Lines, Inc. $ 14,881
76 Deluxe Corporation 1,481
254 Dover Corporation 48,702
738 Eaton Corporation plc 244,603
88 EMCOR Group, Inc. 37,887
261 Expeditors International of
Washington, Inc. 34,295
97 Exponent, Inc. 11,182
1,060 Fastenal Company 75,705
373 Ferguson Enterprises, Inc. 74,067
240 Flowserve Corporation 12,406
652 Fortive Corporation 51,462
234 Fortune Brands Innovations, Inc. 20,950
312 Graco, Inc. 27,303
85 Granite Construction, Inc. 6,739
34 Heidrick & Struggles International,
Inc. 1,321
78 HNI Corporation 4,200
36 ICF International, Inc. 6,004
140 IDEX Corporation 30,030
552 Illinois Tool Works, Inc. 144,663
748 Ingersoll Rand, Inc. 73,424
107 Interface, Inc. 2,030
153 JB Hunt Transport Services, Inc. 26,367
1,245 Johnson Controls International plc 96,624
59 Kelly Services, Inc. 1,263
297 Knight-Swift Transportation
Holdings, Inc. 16,023
59 Lennox International, Inc. 35,653
106 Lincoln Electric Holdings, Inc. 20,354
95 ManpowerGroup, Inc. 6,984
406 Masco Corporation 34,080
370 MDU Resources Group, Inc. 10,142
99 Middleby Corporation
a
13,774
418 Norfolk Southern Corporation 103,873
161 Owens Corning, Inc. 28,420
965 PACCAR, Inc. 95,226
238 Parker-Hannifin Corporation 150,373
95 Paycom Software, Inc. 15,824
307 Pentair plc 30,022
270 Quanta Services, Inc. 80,501
201 Robert Half, Inc. 13,549
212 Rockwell Automation, Inc. 56,914
81 Ryder System, Inc. 11,810
289 Sensata Technologies Holding plc 10,364
98 Snap-On, Inc. 28,392
274 Southwest Airlines Company 8,119
282 Stanley Black & Decker, Inc. 31,057
143 Steelcase, Inc. 1,929
33 Tennant Company 3,169
495 Tetra Tech, Inc. 23,344
121 Timken Company 10,199
419 Trane Technologies plc 162,878
359 TransUnion 37,587
179 U-Haul Holding Company 12,888
1,126 Union Pacific Corporation 277,536
1,344 United Parcel Service, Inc. 183,241
123 United Rentals, Inc. 99,597
455 Veralto Corporation 50,896
82 W.W. Grainger, Inc. 85,182
327 Wabtec Corporation 59,439
447 Xylem, Inc. 60,358
Total 4,470,288
Shares Common Stock  88.6% Value
Information Technology  33.0%
1,158 Accenture plc $ 409,330
820 Adobe, Inc.
a
424,580
2,988 Advanced Micro Devices, Inc.
a
490,271
281 Akamai Technologies, Inc.
a
28,367
917 Analog Devices, Inc. 211,066
160 ANSYS, Inc.
a
50,981
1,531 Applied Materials, Inc. 309,339
89 ASGN, Inc.
a
8,298
291 Atlassian Corporation
a
46,214
396 Autodesk, Inc.
a
109,090
504 Cadence Design Systems, Inc.
a
136,599
7,447 Cisco Systems, Inc. 396,329
323 Cognex Corporation 13,082
919 Cognizant Technology Solutions
Corporation 70,928
1,497 Corning, Inc. 67,590
520 Dell Technologies, Inc. 61,641
109 F5, Inc.
a
24,002
46 Fair Isaac Corporation
a
89,402
187 First Solar, Inc.
a
46,645
737 Flex, Ltd.
a
24,638
1,206 Fortinet, Inc.
a
93,525
1,061 Gen Digital, Inc. 29,103
145 Guidewire Software, Inc.
a
26,526
2,394 Hewlett Packard Enterprise
Company 48,981
1,807 HP, Inc. 64,817
89 HubSpot, Inc.
a
47,312
7,863 Intel Corporation 184,466
1,698 International Business Machines
Corporation 375,394
517 Intuit, Inc. 321,057
82 Itron, Inc.
a
8,758
323 Keysight Technologies, Inc.
a
51,334
242 Lam Research Corporation 197,491
998 Microchip Technology, Inc. 80,129
13,052 Microsoft Corporation 5,616,276
307 Motorola Solutions, Inc. 138,036
45,474 NVIDIA Corporation 5,522,363
473 NXP Semiconductors NV 113,525
296 Okta, Inc.
a
22,005
789 ON Semiconductor Corporation
a
57,289
3,060 Oracle Corporation 521,424
219 PTC, Inc.
a
39,565
143 RingCentral, Inc.
a
4,523
198 Roper Industries, Inc. 110,175
1,792 Salesforce, Inc. 490,488
365 Seagate Technology Holdings plc 39,979
379 ServiceNow, Inc.
a
338,974
297 Skyworks Solutions, Inc. 29,335
282 Synopsys, Inc.
a
142,802
565 TE Connectivity plc 85,309
189 Teradata Corporation
a
5,734
1,681 Texas Instruments, Inc. 347,244
455 Trimble, Inc.
a
28,251
301 Twilio, Inc.
a
19,631
390 Workday, Inc.
a
95,320
216 Xerox Holdings Corporation 2,242
95 Zebra Technologies Corporation
a
35,180
Total 18,352,955
Materials  2.5%
410 Air Products and Chemicals, Inc. 122,074
216 Albemarle Corporation
b
20,457
149 Avery Dennison Corporation 32,893

ESG Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.6% Value
Materials  2.5% - continued
415 Axalta Coating Systems, Ltd.
a
$ 15,019
577 Ball Corporation 39,184
63 Compass Minerals International,
Inc. 757
1,269 CRH plc 117,687
474 Ecolab, Inc. 121,027
98 H.B. Fuller Company 7,779
470 International Flavors & Fragrances,
Inc. 49,317
612 International Paper Company 29,896
890 Linde plc 424,406
480 LyondellBasell Industries NV 46,032
63 Minerals Technologies, Inc. 4,866
594 Mosaic Company 15,907
2,127 Newmont Corporation 113,688
435 PPG Industries, Inc. 57,620
43 Radius Recycling, Inc. 797
267 Sealed Air Corporation 9,692
446 Sherwin-Williams Company 170,225
184 Sonoco Products Company 10,052
Total 1,409,375
Real Estate  2.7%
863 American Tower Corporation 200,699
211 Anywhere Real Estate, Inc.
a
1,072
262 AvalonBay Communities, Inc. 59,016
273 BXP, Inc. 21,966
563 CBRE Group, Inc.
a
70,082
206 COPT Defense Properties 6,248
800 Crown Castle, Inc. 94,904
600 Digital Realty Trust, Inc. 97,098
175 Equinix, Inc. 155,335
630 Equity Residential 46,910
134 Federal Realty Investment Trust 15,406
1,308 Healthpeak Properties, Inc. 29,914
1,306 Host Hotels & Resorts, Inc. 22,986
541 Iron Mountain, Inc. 64,287
88 Jones Lang LaSalle, Inc.
a
23,743
383 Macerich Company 6,986
148 PotlatchDeltic Corporation 6,668
1,711 Prologis, Inc. 216,065
199 SBA Communications Corporation 47,899
604 Simon Property Group, Inc. 102,088
577 UDR, Inc. 26,161
748 Ventas, Inc. 47,969
1,105 Welltower, Inc. 141,473
Total 1,504,975
Utilities  0.9%
359 American Water Works Company,
Inc. 52,500
279 Atmos Energy Corporation 38,700
134 Avista Corporation 5,192
552 CMS Energy Corporation 38,988
639 Consolidated Edison, Inc. 66,539
480 Essential Utilities, Inc. 18,514
651 Eversource Energy 44,301
1,849 Exelon Corporation 74,977
176 New Jersey Resources
Corporation 8,307
829 NiSource, Inc. 28,725
99 Ormat Technologies, Inc. 7,617
1,170 Sempra 97,847
Shares Common Stock  88.6% Value
Utilities  0.9% - continued
388 UGI Corporation $ 9,708
Total 491,915
Total Common Stock
(cost $34,597,259) 49,283,984
Shares
Registered Investment
Companies   10.5% Value
U.S. Unaffiliated   10.5%
53,682 iShares MSCI KLD 400 Social ETF 5,840,065
Total 5,840,065
Total Registered Investment
Companies (cost $4,786,789) 5,840,065
Shares
Collateral Held for Securities
Loaned <0.1% Value
25,150 Thrivent Cash Management Trust 25,150
Total Collateral Held for
Securities Loaned
(cost $25,150) 25,150
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 5.085%, 11/13/2024
c,d
99,448
Thrivent Core Short-Term Reserve
Fund
37,213 5.250% 372,127
Total Short-Term Investments
(cost $471,520) 471,575
Total Investments (cost
$39,880,718) 100.0% $55,620,774
Other Assets and Liabilities, Net
<0.1% 13,114
Total Net Assets 100.0% $55,633,888
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
September 30, 2024:
Securities Lending Transactions
Common Stock $ 24,237
Total lending $24,237
Gross amount payable upon return of
collateral for securities loaned $25,150
Net amounts due to counterparty $913

ESG Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,219,711 4,219,711 – –
Consumer Discretionary 4,513,173 4,513,173 – –
Consumer Staples 3,062,807 3,062,807 – –
Energy 685,069 685,069 – –
Financials 5,886,686 5,886,686 – –
Health Care 4,687,030 4,687,030 – –
Industrials 4,470,288 4,470,288 – –
Information Technology 18,352,955 18,352,955 – –
Materials 1,409,375 1,409,375 – –
Real Estate 1,504,975 1,504,975 – –
Utilities 491,915 491,915 – –
Registered Investment Companies
U.S. Unaffiliated 5,840,065 5,840,065 – –
Short-Term Investments 99,448 – 99,448 –
Subtotal Investments in Securities $55,223,497 $55,124,049 $99,448 $–
Other Investments  * Total
Affiliated Short-Term Investments 372,127
Collateral Held for Securities Loaned 25,150
Subtotal Other Investments $397,277
Total Investments at Value $55,620,774
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,055 11,055 – –
Total Asset Derivatives $11,055 $11,055 $– $–

ESG Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling $99,448 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 December 2024 $ 512,228 $ 11,055
Total Futures Long Contracts $ 512,228 $ 11,055
Total Futures Contracts $ 512,228 $11,055
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $272 $7,589 $7,489 $372 37 0.7%
Total Affiliated Short-Term Investments 272 372 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 17 311 303 25 25 <0.1
Total Collateral Held for Securities Loaned 17 25 <0.1
Total Value $289 $397
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $15
Total Income/Non Cash Income from Affiliated
Investments $15
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 76.7% Value
Communications Services  4.9%
141,252 Alphabet, Inc., Class C $ 23,615,922
15,799 Altice USA, Inc.
a
38,866
6,529 AMC Networks, Inc.
a
56,737
423,845 Auto Trader Group plc
b
4,927,283
3,870 Bandwidth, Inc.
a
67,764
813 CAR Group, Ltd. 21,029
49,112 Cargurus, Inc.
a
1,474,833
558 Charter Communications, Inc.
a
180,837
2,140 Cogeco Communications, Inc.
c
113,135
98,115 Comcast Corporation 4,098,264
25,229 E.W. Scripps Company
a
56,639
4,093 Electronic Arts, Inc. 587,100
2,094 Entravision Communications
Corporation 4,335
7,600 Fuji Media Holdings, Inc. 91,405
64,000 HKT Trust and HKT, Ltd. 81,801
11,395 iHeartMedia, Inc.
a
21,081
36,492 Imax Corporation
a
748,451
13,996 Integral Ad Science Holding
Corporation
a
151,297
7,698 Ipsos SA 484,495
6,235 Iridium Communications, Inc. 189,856
90,600 KDDI Corporation 2,902,598
4,979 Liberty Global, Ltd., Class A
a
105,107
6,122 Liberty Latin America, Ltd., Class
A
a
58,649
1,103 Liberty Media Corporation-Liberty
Live Group
a
56,617
13,122 Lumen Technologies, Inc.
a
93,166
7,383 Magnite, Inc.
a
102,255
37,656 Meta Platforms, Inc. 21,555,801
147,340 MFE-MediaForEurope NV 509,849
44,820 MONY Group plc 126,900
6,134 New York Times Company 341,480
49,100 Nintendo Company, Ltd. 2,624,464
2,712,900 Nippon Telegraph and Telephone
Corporation 2,781,225
1,454 Omnicom Group, Inc. 150,329
30,955 Pinterest, Inc.
a
1,002,013
17,425 QuinStreet, Inc.
a
333,340
7,481 Scout24 SE
b
644,099
1,670 Sinclair, Inc. 25,551
3,542 Sirius XM Holdings, Inc. 83,768
20,600 SoftBank Group Corporation 1,221,914
4,800 TBS Holdings, Inc. 131,378
1,808 TechTarget, Inc.
a
44,206
3,964 Telephone and Data Systems, Inc. 92,163
176,230 Telstra Corporation, Ltd. 471,683
11,510 Trade Desk, Inc.
a
1,262,071
43,700 TV Asahi Holdings Corporation 609,141
150,395 Verizon Communications, Inc. 6,754,239
191,238 Warner Brothers Discovery, Inc.
a
1,577,713
Total 82,672,849
Consumer Discretionary  8.9%
3,539 Adidas AG 937,789
110 Adient plc
a
2,483
9,851 Amadeus IT Holding SA 713,436
100,323 Amazon.com, Inc.
a
18,693,185
15,003 American Axle & Manufacturing
Holdings, Inc.
a
92,719
10,939 American Eagle Outfitters, Inc. 244,924
33,357 Aptiv plc
a
2,402,038
2,601 Aramark 100,737
32,702 Aristocrat Leisure, Ltd. 1,320,323
Shares Common Stock  76.7% Value
Consumer Discretionary  8.9% - continued
2,754 Autoliv, Inc. $ 257,141
7,281 Bayerische Motoren Werke AG 643,908
7,929 Berkeley Group Holdings plc 501,521
34,555 Best Buy Company, Inc. 3,569,531
872 Booking Holdings, Inc. 3,672,969
5,392 Boot Barn Holdings, Inc.
a
901,974
7,136 BorgWarner, Inc. 258,965
3,589 Breville Group, Ltd. 84,468
1,856 Bright Horizons Family Solutions,
Inc.
a
260,081
580 Carvana Company
a
100,984
154 Cavco Industries, Inc.
a
65,949
15,567 Champion Homes, Inc.
a
1,476,530
12,266 Cheesecake Factory, Inc. 497,386
924 Chewy, Inc.
a
27,064
68,750 Chipotle Mexican Grill, Inc.
a
3,961,375
15,076 Columbia Sportswear Company 1,254,172
11,744 Compagnie Financiere Richemont
SA 1,864,998
37,265 Compagnie Generale des
Etablissements Michelin SCA 1,513,457
182,872 Compass Group plc 5,862,827
15,694 D.R. Horton, Inc. 2,993,944
11,189 Dana, Inc. 118,156
469 Darden Restaurants, Inc. 76,977
5,532 Deckers Outdoor Corporation
a
882,077
7,129 Delivery Hero AG
a,b
288,508
5,049 Dollarama, Inc. 517,201
23,207 DoorDash, Inc.
a
3,312,335
206 Dorman Products, Inc.
a
23,303
59,446 eBay, Inc. 3,870,529
472 El Pollo Loco Holdings, Inc.
a
6,466
1,448 Etsy, Inc.
a
80,407
26,081 Expedia Group, Inc.
a
3,860,510
900 Fast Retailing Company, Ltd. 298,617
10,302 Ferrari NV 4,827,539
2,046 Ford Motor Company 21,606
1,832 Fox Factory Holding Corporation
a
76,028
398 Frontdoor, Inc.
a
19,100
11,842 Gap, Inc. 261,116
20,635 Gentex Corporation 612,653
2,777 Genuine Parts Company 387,891
4,171 Goodyear Tire & Rubber
Company
a
36,913
4,285 Grand Canyon Education, Inc.
a
607,827
1,302 Group 1 Automotive, Inc. 498,718
4,423 H&R Block, Inc. 281,082
16,366 Hanesbrands, Inc.
a
120,290
2,344 Hasbro, Inc. 169,518
16,000 Heiwa Corporation 237,469
692 Hermes International SCA 1,703,954
2,841 Hilton Worldwide Holdings, Inc. 654,850
14,811 Home Depot, Inc. 6,001,417
103,000 Honda Motor Company, Ltd. 1,099,663
18,799 Industria de Diseno Textil SA 1,113,401
2,061 Installed Building Products, Inc. 507,562
22,321 InterContinental Hotels Group plc 2,430,765
10,331 JB Hi-Fi, Ltd. 568,582
66 KB Home 5,656
4,769 Latham Group, Inc.
a
32,429
15,951 Laureate Education, Inc. 264,946
1,352 LCI Industries 162,970
7,010 Lear Corporation 765,141
2,106 Leggett & Platt, Inc. 28,684
1,190 Lennar Corporation 223,101

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Consumer Discretionary  8.9% - continued
9,753 LKQ Corporation $ 389,340
215,316 Lottery Corporation, Ltd. 759,036
16,373 Lowe's Companies, Inc. 4,434,627
2,136 Lululemon Athletica, Inc.
a
579,604
6,010 LVMH Moet Hennessy Louis
Vuitton SE 4,608,933
275 M/I Homes, Inc.
a
47,124
4,506 Mattel, Inc.
a
85,839
11,392 Melco Resorts & Entertainment,
Ltd. ADR
a
88,744
16,362 Mercedes-Benz Group AG 1,060,246
4,833 Modine Manufacturing Company
a
641,774
2,370 Mohawk Industries, Inc.
a
380,812
24,515 Next plc 3,211,384
92 NVR, Inc.
a
902,686
302 OneSpaWorld Holdings, Ltd. 4,986
24,300 Oriental Land Company, Ltd. 628,578
7,091 Pandora AS 1,168,725
3,795 Patrick Industries, Inc. 540,294
25,087 Pirelli & C. SPA
b
152,347
2,323 Pool Corporation 875,306
4,902 Premier Investments, Ltd. 104,079
189 PVH Corporation 19,057
48,394 Qurate Retail, Inc.
a
29,525
385 Ralph Lauren Corporation 74,640
2,344 Revolve Group, Inc.
a
58,084
10,694 Ross Stores, Inc. 1,609,554
11,100 Sekisui Chemical Company, Ltd. 173,557
77,800 Sekisui House, Ltd. 2,160,171
2,360 Service Corporation International/
US 186,275
15,104 SharkNinja, Inc. 1,641,956
14,073 Six Flags Entertainment
Corporation 567,283
205,500 Sony Group Corporation 3,992,371
25,044 Sony Group Corporation ADR 2,418,499
64,375 Stellantis NV 891,469
1,794 Steven Madden, Ltd. 87,888
2,138 Stitch Fix, Inc.
a
6,029
23,484 Stoneridge, Inc.
a
262,786
1,260 Strategic Education, Inc. 116,613
7,920 Tapestry, Inc. 372,082
27,257 Tesla, Inc.
a
7,131,249
4,503 Texas Roadhouse, Inc. 795,230
265 TopBuild Corporation
a
107,805
200,400 Toyota Motor Corporation 3,601,992
2,915 Travel + Leisure Company 134,323
449 Ulta Beauty, Inc.
a
174,715
2,860 Upbound Group, Inc. 91,491
2,671 Urban Outfitters, Inc.
a
102,326
1,924 Valvoline, Inc.
a
80,519
10,788 VF Corporation 215,221
55 Visteon Corporation
a
5,238
26,021 Wesfarmers, Ltd. 1,263,599
42 Wingstop, Inc. 17,475
47,227 Wyndham Hotels & Resorts, Inc. 3,690,318
17,200 Yamada Holdings Company, Ltd. 53,931
105,569 Yum China Holding, Inc. 4,752,716
Total 148,883,286
Consumer Staples  3.8%
3,907 AAK AB 128,113
3,100 Ain Holdings, Inc. 117,900
45,769 Alimentation Couche-Tard, Inc. 2,530,332
1,407 Anheuser-Busch InBev NV 93,238
Shares Common Stock  76.7% Value
Consumer Staples  3.8% - continued
10,300 Arcs Company, Ltd. $ 184,625
3,285 BellRing Brands, Inc.
a
199,465
2,085 Carlsberg AS 248,275
16,776 Coca-Cola European Partners plc 1,321,110
38,720 Coles Group, Ltd. 482,702
240,381 Coty, Inc.
a
2,257,178
26,992 Danone SA 1,966,087
9,190 e.l.f. Beauty, Inc.
a
1,001,986
47,150 Imperial Brands plc 1,371,552
12,776 J & J Snack Foods Corporation 2,199,005
24,602 J.M. Smucker Company 2,979,302
52,600 Japan Tobacco, Inc. 1,533,750
173,512 Kenvue, Inc. 4,013,333
516 Kimberly-Clark Corporation 73,416
109,877 Koninklijke Ahold Delhaize NV 3,795,273
4,358 Kroger Company 249,713
37,141 Lamb Weston Holdings, Inc. 2,404,508
3,633 Lancaster Colony Corporation 641,479
15,087 Loblaw Companies, Ltd. 2,008,848
5,257 L'Oreal SA 2,357,962
6,639 McCormick & Company, Inc. 546,390
17,379 Metro, Inc./CN 1,098,548
26,552 Nestle SA 2,668,275
58,295 Philip Morris International, Inc. 7,077,013
319 PriceSmart, Inc. 29,278
67,011 Sysco Corporation 5,230,879
240,802 Tesco plc 1,156,167
7,428 Tyson Foods, Inc. 442,412
24,442 Unilever plc 1,584,658
2,128 US Foods Holding Corporation
a
130,872
113,486 Walmart, Inc. 9,163,994
276 WD-40 Company 71,175
Total 63,358,813
Energy  3.6%
31,321 Archrock, Inc. 633,937
19,174 Baker Hughes Company 693,140
96,453 Canadian Natural Resources, Ltd. 3,202,857
249 Cenovus Energy, Inc. 4,165
43,445 ConocoPhillips 4,573,890
25,056 Coterra Energy, Inc. 600,091
93,248 Devon Energy Corporation 3,647,862
44,113 Enbridge, Inc. 1,791,984
266,500 Eneos Holdings, Inc. 1,459,132
1,749 Eni SPA 26,615
165,171 Enterprise Products Partners, LP 4,808,128
6,928 Expand Energy Corporation 569,828
5,704 Expro Group Holdings NV
a
97,938
75,737 Exxon Mobil Corporation 8,877,891
1,454 Gulfport Energy Corporation
a
220,063
183,452 Halliburton Company 5,329,281
9,171 Hess Midstream, LP 323,461
9,412 Imperial Oil, Ltd. 662,170
2,206 Kodiak Gas Services, Inc. 63,974
8,284 Koninklijke Vopak NV 384,459
16,074 Marathon Petroleum Corporation 2,618,615
14,704 Matador Resources Company 726,672
28,413 Neste Oil Oyj 552,011
12,838 Noble Corporation plc
c
463,965
8,127 Ovintiv, Inc. 311,345
3,266 Par Pacific Holdings, Inc.
a
57,482
3,507 Phillips 66 460,995
21,116 Santos, Ltd. 102,315
336,345 Shell plc 10,911,633
27,572 Shell plc ADR 1,818,373

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Energy  3.6% - continued
7,005 SM Energy Company $ 279,990
3,000 Solaris Energy Infrastructure, Inc. 38,280
72,524 Suncor Energy, Inc. 2,676,918
178 Targa Resources Corporation 26,346
55,563 TechnipFMC plc 1,457,417
Total 60,473,223
Financials  12.9%
2,053 1st Source Corporation 122,934
27,115 AB Industrivarden, Class A 1,002,805
38,578 AGNC Investment Corporation 403,526
26,482 Allianz SE 8,710,452
19,301 Allstate Corporation 3,660,435
1,461 Ally Financial, Inc. 51,997
2,766 Amalgamated Financial
Corporation 86,769
10,722 American Express Company 2,907,806
38,112 American International Group, Inc. 2,790,942
6,624 Ameriprise Financial, Inc. 3,112,021
637 Ameris Bancorp 39,742
687 AMERISAFE, Inc. 33,203
6,970 Annaly Capital Management, Inc. 139,888
2,765 Arthur J. Gallagher & Company 777,988
3,504 Artisan Partners Asset
Management, Inc. 151,793
7,540 Associated Banc-Corp 162,412
1,033 Assurant, Inc. 205,422
1,290 Assured Guaranty, Ltd. 102,581
716 Atlantic Union Bankshares
Corporation 26,972
79,841 Australia and New Zealand
Banking Group, Ltd. 1,677,927
494 Axis Capital Holdings, Ltd. 39,327
1,831 Axos Financial, Inc.
a
115,133
12,946 Azimut Holding SPA 334,825
1,639 Banca Generali SPA 73,521
225,122 Banca Monte dei Paschi di Siena
SPA 1,301,068
334,670 Banco Bilbao Vizcaya Argentaria
SA 3,615,203
448,581 Banco Santander SA 2,298,473
51,469 Bank Leumi Le-Israel BM 504,033
183,380 Bank of America Corporation 7,276,518
51 Bank of Hawaii Corporation 3,201
774 Bank of Marin Bancorp 15,550
19,055 Bank of Montreal 1,719,452
50,623 Bank of New York Mellon
Corporation 3,637,769
32,553 Bank of Nova Scotia 1,773,693
5,086 Bank OZK 218,647
1,379 BankFinancial Corporation 16,796
346 BankUnited, Inc. 12,608
1,176 Bar Harbor Bankshares 36,268
443 BayCom Corporation 10,508
2,593 BCB Bancorp, Inc. 31,998
2,610 Berkshire Hills Bancorp, Inc. 70,287
2,747 Block, Inc.
a
184,406
18,406 Blue Owl Capital, Inc. 356,340
45,761 BNP Paribas SA 3,140,203
132 BOK Financial Corporation 13,810
64,244 BPER Banca SPA 361,966
2,130 Brighthouse Financial, Inc.
a
95,914
1,392 BrightSpire Capital, Inc. 7,795
11,077 Brookline Bancorp, Inc. 111,767
7,668 Brown & Brown, Inc. 794,405
Shares Common Stock  76.7% Value
Financials  12.9% - continued
2,483 Business First Bancshares, Inc. $ 63,739
2,536 Byline Bancorp, Inc. 67,889
2,248 Cadence Bank 71,599
306 Camden National Corporation 12,644
16,564 Canadian Imperial Bank of
Commerce 1,015,677
161 Capital City Bank Group, Inc. 5,682
24,566 Capital One Financial Corporation 3,678,267
6,296 Capitol Federal Financial, Inc. 36,769
25,937 Carlyle Group, Inc. 1,116,847
1,271 Cathay General Bancorp 54,589
1,523 Cboe Global Markets, Inc. 312,017
89,174 Charles Schwab Corporation 5,779,367
14,668 Chubb, Ltd. 4,230,105
3,725 Cincinnati Financial Corporation 507,047
1,506 Citizens Financial Group, Inc. 61,851
2,606 CNB Financial Corporation 62,700
3,656 CNO Financial Group, Inc. 128,326
5,956 Columbia Banking System, Inc. 155,511
1,942 Comerica, Inc. 116,345
1,769 Commerce Bancshares, Inc. 105,079
34,018 Commonwealth Bank of Australia 3,173,047
352 Community Financial System, Inc. 20,441
2,297 Community Trust Bancorp, Inc. 114,069
1,911 ConnectOne Bancorp, Inc. 47,871
60,633 Credit Agricole SA 927,255
838 Cullen/Frost Bankers, Inc. 93,739
2,835 Customers Bancorp, Inc.
a
131,686
5,640 CVB Financial Corporation 100,505
152,400 Daiwa Securities Group, Inc. 1,080,922
156,070 DBS Group Holdings, Ltd. 4,621,906
26,226 Deutsche Boerse AG 6,157,055
1,613 Dime Community Bancshares, Inc. 46,454
24,158 Discover Financial Services 3,389,126
117,214 DNB Bank ASA 2,403,714
2,945 Eagle Bancorp, Inc. 66,498
2,677 East West Bancorp, Inc. 221,495
609 Employers Holdings, Inc. 29,214
1,443 Enova International, Inc.
a
120,909
196 Enterprise Bancorp, Inc./MA 6,264
1,681 Enterprise Financial Services
Corporation 86,168
12,237 Equitable Holdings, Inc. 514,321
1,235 Equity Bancshares, Inc. 50,487
2,404 EXOR NV 257,719
11,039 F.N.B. Corporation 155,760
4,948 FactSet Research Systems, Inc. 2,275,338
12,125 Federated Hermes, Inc. 445,836
3,445 Fidelity National Information
Services, Inc. 288,519
2,805 Fifth Third Bancorp 120,166
1,832 Financial Institutions, Inc. 46,661
1,261 First Bancorp/Puerto Rico 26,695
3,552 First Bancshares, Inc. 114,126
1,479 First Busey Corporation 38,484
1,010 First Citizens BancShares, Inc./NC 1,859,360
4,008 First Financial Bancorp 101,122
1,184 First Financial Bankshares, Inc. 43,820
1,325 First Financial Corporation 58,101
6,889 First Foundation, Inc. 42,987
735 First Hawaiian, Inc. 17,015
15,600 First Horizon Corporation 242,268
1,385 First Internet Bancorp 47,450
2,909 First Interstate BancSystem, Inc. 89,248
1,323 First Merchants Corporation 49,216

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Financials  12.9% - continued
1,696 First Mid-Illinois Bancshares, Inc. $ 65,991
3,881 First of Long Island Corporation 49,948
3,510 Flushing Financial Corporation 51,176
7,515 Fulton Financial Corporation 136,247
10,409 Glacier Bancorp, Inc. 475,691
2,287 Global Payments, Inc. 234,235
25,477 Great-West Lifeco, Inc. 868,793
1,530 Green Dot Corporation
a
17,916
10,006 Groupe Bruxelles Lambert SA 779,712
6,103 Hamilton Lane, Inc. 1,027,684
2,819 Hancock Whitney Corporation 144,248
3,171 Hanmi Financial Corporation 58,981
716 Hanover Insurance Group, Inc. 106,047
4,066 Hartford Financial Services Group,
Inc. 478,202
1,556 Heartland Financial USA, Inc. 88,225
1,486 Heritage Commerce Corporation 14,682
3,153 Heritage Financial Corporation 68,641
2,121 Home BancShares, Inc. 57,458
1,314 Hometrust Bancshares, Inc. 44,781
59,200 Hong Kong Exchanges & Clearing,
Ltd. 2,418,342
6,417 Hope Bancorp, Inc. 80,598
312 Horace Mann Educators
Corporation 10,904
5,434 Horizon Bancorp, Inc. 84,499
8,787 Houlihan Lokey, Inc. 1,388,522
97,597 HSBC Holdings plc 875,546
5,042 Huntington Bancshares, Inc./OH 74,117
5,282 iA Financial Corporation, Inc. 437,807
11,272 IG Group Holdings plc 138,721
1,675 Independent Bank Corporation/MA 99,043
2,054 Independent Bank Corporation/MI 68,501
214,564 Insurance Australia Group, Ltd. 1,090,422
18,566 Intercontinental Exchange, Inc. 2,982,442
75 International Bancshares
Corporation 4,484
16,507 Invesco, Ltd. 289,863
363 Investar Holding Corporation 7,042
147,366 Investor AB, Class B 4,541,262
45,884 J.P. Morgan Chase & Company 9,675,100
5,189 Jack Henry & Associates, Inc. 916,066
13,405 Janus Henderson Group plc 510,328
18,400 Japan Post Bank Company, Ltd. 172,726
205,300 Japan Post Holdings Company,
Ltd. 1,968,652
1,013 Jefferies Financial Group, Inc. 62,350
8,899 Kearny Financial Corporation/MD 61,136
204,758 KeyCorp 3,429,697
3,306 Kinsale Capital Group, Inc. 1,539,174
9,571 Laurentian Bank of Canada 192,913
1,050 LendingTree, Inc.
a
60,932
4,816 M&T Bank Corporation 857,826
2,951 Macquarie Group, Ltd. 472,193
159,510 Man Group plc 452,159
96,849 Manulife Financial Corporation 2,862,253
872 MarketAxess Holdings, Inc. 223,406
6,655 Marsh & McLennan Companies,
Inc. 1,484,664
20,044 Mediobanca SPA 342,480
2,569 Mercantile Bank Corporation 112,317
43,293 MetLife, Inc. 3,570,807
1,152 Metropolitan Bank Holding
Corporation
a
60,572
9,621 MFA Financial, Inc. 122,379
47,243 MGIC Investment Corporation 1,209,421
Shares Common Stock  76.7% Value
Financials  12.9% - continued
738 Mid Penn Bancorp, Inc. $ 22,015
4,554 Midland States Bancorp, Inc. 101,919
1,593 MidWestOne Financial Group, Inc. 45,448
133,200 Mitsubishi HC Capital, Inc. 946,003
188,900 Mitsubishi UFJ Financial Group,
Inc. 1,939,739
2,269 Mizrahi Tefahot Bank, Ltd. 88,679
117,600 Mizuho Financial Group, Inc. 2,430,890
352 Morningstar, Inc. 112,330
4,460 Mr. Cooper Group, Inc.
a
411,123
25,900 MS and AD Insurance Group
Holdings, Inc. 608,758
1,841 MSCI, Inc. 1,073,174
905 Muenchener Rueckversicherungs-
Gesellschaft AG 498,696
214 MVB Financial Corporation 4,143
9,376 Nasdaq, Inc. 684,542
79,262 National Australia Bank, Ltd. 2,052,111
4,079 National Bank of Canada 385,265
52 Nelnet, Inc. 5,891
2,215 New York Community Bancorp,
Inc. 24,874
16,564 NMI Holdings, Inc.
a
682,271
112,800 Nomura Holdings, Inc. 588,702
47,959 Nordea Bank Abp 566,169
10,174 Northern Trust Corporation 915,965
3,994 Northfield Bancorp, Inc. 46,330
2,862 Northwest Bancshares, Inc. 38,294
6,649 OceanFirst Financial Corporation 123,605
3,021 OFG Bancorp 135,703
4,315 Old National Bancorp 80,518
2,889 Old Republic International
Corporation 102,328
4,726 Old Second Bancorp, Inc. 73,678
5,345 OneMain Holdings, Inc. 251,589
440 Orrstown Financial Services, Inc. 15,822
191 Pacific Premier Bancorp, Inc. 4,806
628 Palomar Holdings, Inc.
a
59,453
7,213 Paragon Banking Group plc 74,914
27 Park National Corporation 4,535
48,068 PayPal Holdings, Inc.
a
3,750,746
862 PCB Bancorp 16,197
690 PennyMac Financial Services, Inc. 78,639
3,305 Peoples Bancorp, Inc./OH 99,447
1,142 Pinnacle Financial Partners, Inc. 111,882
22 Piper Sandler Companies 6,244
13,457 Plus500, Ltd. 450,504
2,878 Popular, Inc. 288,577
9,182 Power Corporation of Canada 289,626
1,207 Principal Financial Group, Inc. 103,681
1,329 Prosperity Bancshares, Inc. 95,781
2,020 Prudential Financial, Inc. 244,622
35,689 QBE Insurance Group, Ltd. 407,515
6,336 Radian Group, Inc. 219,796
3,130 Regions Financial Corporation 73,023
339 Reinsurance Group of America,
Inc. 73,858
6,286 Rithm Capital Corporation 71,346
3,956 RLI Corporation 613,101
28,465 Royal Bank of Canada 3,552,732
8,339 SEI Investments Company 576,975
8,075 Selective Insurance Group, Inc. 753,398
443 ServisFirst Bancshares, Inc. 35,639
3,701 Shore Bancshares, Inc. 51,777
224 Simmons First National
Corporation 4,825

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Financials  12.9% - continued
38,800 Singapore Exchange, Ltd. $ 343,797
966 Skyward Specialty Insurance
Group, Inc.
a
39,345
51,706 Societe Generale SA 1,288,478
15,100 Sompo Holdings, Inc. 340,366
84 Southern First Bancshares, Inc.
a
2,863
592 Southern Missouri Bancorp, Inc. 33,442
1,913 Southside Bancshares, Inc. 63,952
1,077 SouthState Corporation 104,663
619 Stellar Bancorp, Inc. 16,026
4,018 StepStone Group, Inc. 228,343
476 Stifel Financial Corporation 44,696
120,900 Sumitomo Mitsui Financial Group,
Inc. 2,583,225
125,675 Svenska Handelsbanken AB 1,290,927
4,586 Svolder AB 28,179
18,449 Swedbank AB 391,592
2,052 Synovus Financial Corporation 91,252
10,491 Texas Capital Bancshares, Inc.
a
749,687
3,874 TMX Group, Ltd. 121,423
26,100 Tokio Marine Holdings, Inc. 962,423
43,351 Toronto-Dominion Bank 2,741,231
150 Towne Bank/Portsmouth, VA 4,959
19,157 TPG, Inc. 1,102,677
11,508 Tradeweb Markets, Inc. 1,423,194
9,635 Triumph Financial, Inc.
a
766,368
1,177 TrustCo Bank Corporation NY 38,923
21,100 U.S. Bancorp 964,903
46,912 UBS Group AG 1,451,647
516 UMB Financial Corporation 54,237
1,478 United Bankshares, Inc. 54,834
966 United Community Banks, Inc. 28,091
2,257 Univest Financial Corporation 63,512
4,360 Unum Group 259,158
11,895 Valley National Bancorp 107,769
9,567 Virtu Financial, Inc. 291,411
24,304 Visa, Inc. 6,682,385
4,167 Voya Financial, Inc. 330,110
326 WaFd, Inc. 11,361
528 Walker & Dunlop, Inc. 59,976
6,648 Webster Financial Corporation 309,863
138,758 Wells Fargo & Company 7,838,439
953 Wendel SA 97,511
2,547 Westamerica Bancorporation 125,873
6,749 Western Alliance Bancorp 583,721
16,244 Western Union Company 193,791
85,867 Westpac Banking Corporation 1,876,404
252 Willis Towers Watson plc 74,222
6,820 Wintrust Financial Corporation 740,175
21,246 Worldline SA
a,b
154,812
411 WSFS Financial Corporation 20,957
5,997 Zions Bancorp NA 283,178
2,159 Zurich Insurance Group AG 1,304,381
Total 217,299,475
Health Care  9.5%
1,908 ACELYRIN, Inc.
a
9,406
580 ADMA Biologics, Inc.
a
11,594
2,563 Agilent Technologies, Inc. 380,554
1,259 Agios Pharmaceuticals, Inc.
a
55,937
2,833 Align Technology, Inc.
a
720,489
13,361 Amgen, Inc. 4,305,048
1,170 Anika Therapeutics, Inc.
a
28,899
2,726 Arcellx, Inc.
a
227,648
1,651 Argenx SE ADR
a
894,974
Shares Common Stock  76.7% Value
Health Care  9.5% - continued
311 Arvinas, Inc.
a
$ 7,660
3,496 Ascendis Pharma AS ADR
a
521,988
37,500 Astellas Pharma, Inc. 433,401
57,706 AstraZeneca plc 8,989,826
735 Astria Therapeutics, Inc.
a
8,092
135,208 Avantor, Inc.
a
3,497,831
10,990 Baxter International, Inc. 417,290
7,405 Biogen, Inc.
a
1,435,385
4,749 Bio-Techne Corporation 379,588
3,290 Bruker Corporation 227,207
4,159 CareDx, Inc.
a
129,865
5,467 Caribou Biosciences, Inc.
a
10,715
1,192 Castle Biosciences, Inc.
a
33,996
3,862 Cencora, Inc. 869,259
3,971 Centene Corporation
a
298,937
1,678 Charles River Laboratories
International, Inc.
a
330,516
2,356 Chemed Corporation 1,415,885
9,936 Cigna Group 3,442,228
1,779 Cochlear, Ltd. 346,193
4,145 Cooper Companies, Inc.
a
457,359
611 CRISPR Therapeutics AG
a,c
28,705
14,189 CSL, Ltd. 2,802,795
20,000 Daiichi Sankyo Company, Ltd. 660,647
13,191 Danaher Corporation 3,667,362
2,687 Definitive Healthcare Corporation
a
12,011
7,461 Denali Therapeutics, Inc.
a
217,339
16,952 Dentsply Sirona, Inc. 458,721
13,682 Dexcom, Inc.
a
917,241
128 Doximity, Inc.
a
5,577
4,384 Editas Medicine, Inc.
a
14,949
4,822 Edwards Lifesciences Corporation
a
318,204
32,536 Elanco Animal Health, Inc.
a
477,954
11,361 Elevance Health, Inc. 5,907,720
8,748 Eli Lilly & Company 7,750,203
425 Enanta Pharmaceuticals, Inc.
a
4,403
5,580 Encompass Health Corporation 539,251
5,200 Erasca, Inc.
a
14,196
417 Exelixis, Inc.
a
10,821
6,417 Fate Therapeutics, Inc.
a
22,460
73,030 Gilead Sciences, Inc. 6,122,835
12,268 Globus Medical, Inc.
a
877,653
6,399 GoodRx Holdings, Inc.
a,c
44,409
6,680 Haemonetics Corporation
a
536,938
6,194 Halozyme Therapeutics, Inc.
a
354,545
8,159 HealthEquity, Inc.
a
667,814
5,728 Henry Schein, Inc.
a
417,571
17,800 Hoya Corporation 2,465,363
8,109 Humana, Inc. 2,568,445
2,908 ICON plc
a
835,497
2,957 IDEXX Laboratories, Inc.
a
1,493,936
1,321 Illumina, Inc.
a
172,272
2,676 Inspire Medical Systems, Inc.
a
564,770
388 Integra LifeSciences Holdings
Corporation
a
7,050
1,550 Intellia Therapeutics, Inc.
a
31,853
9,907 Intuitive Surgical, Inc.
a
4,867,012
1,401 IQVIA Holding, Inc.
a
331,995
425 iTeos Therapeutics, Inc.
a
4,339
48,838 Johnson & Johnson 7,914,686
535 Kymera Therapeutics, Inc.
a
25,322
25,751 Labcorp Holdings, Inc. 5,754,834
4,274 Laboratorios Farmaceuticos ROVI
SA 340,733
6,851 Legend Biotech Corporation ADR
a
333,849

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Health Care  9.5% - continued
60 Ligand Pharmaceuticals, Inc.
a
$ 6,005
28 Medpace Holdings, Inc.
a
9,346
28,256 Medtronic plc 2,543,888
48,467 Merck & Company, Inc. 5,503,913
2,700 Merck KGaA 476,634
314 Mettler-Toledo International, Inc.
a
470,906
6,592 Molina Healthcare, Inc.
a
2,271,340
1,938 Myriad Genetics, Inc.
a
53,082
4,746 Natera, Inc.
a
602,505
331 Neurocrine Biosciences, Inc.
a
38,138
99,928 Novartis AG 11,505,948
50,026 Novo Nordisk AS 5,933,660
1,865 Novocure, Ltd.
a
29,150
7,600 Ono Pharmaceutical Company,
Ltd. 102,017
22,588 Option Care Health, Inc.
a
707,004
6,100 Otsuka Holdings Company, Ltd. 346,475
21,124 Paragon 28, Inc.
a
141,108
3,039 Penumbra, Inc.
a
590,508
389 Phibro Animal Health Corporation 8,760
908 Prestige Consumer Healthcare,
Inc.
a
65,467
2,523 Pro Medicus, Ltd. 310,541
2,429 Prothena Corporation plc
a
40,637
2,004 PTC Therapeutics, Inc.
a
74,348
695 QIAGEN NV 31,671
887 Quest Diagnostics, Inc. 137,707
66,434 Recordati SPA 3,759,257
8,213 Relay Therapeutics, Inc.
a
58,148
10,030 Repligen Corporation
a
1,492,665
21,442 Roche Holding AG, Participation
Certificates 6,861,810
3,843 Rocket Pharmaceuticals, Inc.
a
70,980
25,501 Royalty Pharma plc 721,423
7,334 RxSight, Inc.
a
362,520
1,827 Sage Therapeutics, Inc.
a
13,191
52,853 Sanofi SA ADR 3,045,918
4,051 Sarepta Therapeutics, Inc.
a
505,929
1,191 Sartorius Stedim Biotech 249,371
33,508 scPharmaceuticals, Inc.
a
152,796
455 Siegfried Holding AG 612,794
8,401 Sonova Holding AG 3,026,002
22,566 Stevanato Group SPA 451,320
113,500 Takeda Pharmaceutical Company,
Ltd. 3,270,343
1,159 Teleflex, Inc. 286,644
783 Tenet Healthcare Corporation
a
130,135
20,500 Terumo Corporation 388,362
3,200 Toho Holdings Company, Ltd. 101,704
9,396 Twist Bioscience Corporation
a
424,511
5,183 Veeva Systems, Inc.
a
1,087,756
11,964 Vericel Corporation
a
505,479
5,429 Viatris, Inc. 63,031
1,481 West Pharmaceutical Services,
Inc. 444,537
3,464 Xencor, Inc.
a
69,661
2,205 Xenon Pharmaceuticals, Inc.
a
86,811
1,412 Zentalis Pharmaceuticals, Inc.
a
5,196
33,790 Zimmer Biomet Holdings, Inc. 3,647,631
22,108 Zoetis, Inc. 4,319,461
Total 158,668,194
Industrials  10.5%
4,622 A.O. Smith Corporation 415,194
4,596 AAR Corporation
a
300,395
Shares Common Stock  76.7% Value
Industrials  10.5% - continued
109,876 ABB, Ltd. $ 6,374,526
619 ABM Industries, Inc. 32,658
282 Acuity Brands, Inc. 77,660
3,012 Addtech AB 90,297
6,689 Advanced Drainage Systems, Inc. 1,051,243
10,069 AECOM 1,039,826
4,942 Aena SME SA
b
1,085,639
5,426 AGCO Corporation 530,988
5,924 Alfa Laval AB 284,802
1,773 Allison Transmission Holdings, Inc. 170,332
31,400 Amada Company, Ltd. 320,585
21,090 Amentum Holdings, Inc.
a
680,153
1,706 AMETEK, Inc. 292,937
1,440 Applied Industrial Technologies,
Inc. 321,307
1,745 Arcosa, Inc. 165,356
4,059 Armstrong World Industries, Inc. 533,474
131,115 Assa Abloy AB 4,417,253
210,768 Atlas Copco AB, Class A 4,084,771
13,729 Atlas Copco AB, Class B 235,560
8,785 Atmus Filtration Technologies, Inc. 329,701
66,065 Aurizon Holdings, Ltd. 160,721
8,241 AZEK Company, Inc.
a
385,679
18,521 Badger Infrastructure Solutions,
Ltd. 503,543
11,488 Barnes Group, Inc. 464,230
5,194 Beacon Roofing Supply, Inc.
a
448,917
2,732 Booz Allen Hamilton Holding
Corporation 444,660
7,554 Brady Corporation 578,863
51,550 Brambles, Ltd. 676,632
14,036 BWX Technologies, Inc. 1,525,713
26,004 Canadian National Railway
Company 3,045,032
5,908 Canadian Pacific Kansas City, Ltd. 505,289
1,310 Carlisle Companies, Inc. 589,173
5,980 Casella Waste Systems, Inc.
a
594,950
13,726 Caterpillar, Inc. 5,368,513
8,590 CECO Environmental Corporation
a
242,238
187,500 CK Hutchison Holdings, Ltd. 1,063,072
3,606 Clean Harbors, Inc.
a
871,606
299,573 CNH Industrial NV 3,325,260
149,000 ComfortDelGro Corporation, Ltd. 175,137
22,041 Compagnie de Saint-Gobain SA 2,010,198
8,376 Computershare, Ltd. 146,017
9,500 COMSYS Holdings Corporation 207,389
785 CSW Industrials, Inc. 287,616
85,387 CSX Corporation 2,948,413
1,908 Cummins, Inc. 617,791
347 Curtiss-Wright Corporation 114,055
14,400 Dai Nippon Printing Company, Ltd. 257,116
2,900 Daikin Industries, Ltd. 407,047
68,540 Delta Air Lines, Inc. 3,481,147
2,232 DNOW, Inc.
a
28,860
4,460 Donaldson Company, Inc. 328,702
29 Dover Corporation 5,560
20,656 Eiffage SA 1,994,664
2,523 EMCOR Group, Inc. 1,086,227
93 ESCO Technologies, Inc. 11,995
52,420 ExlService Holdings, Inc.
a
1,999,823
45,078 Experian plc 2,374,246
76,113 Fastenal Company 5,435,990
2,177 Ferguson Enterprises, Inc. 432,287
106,286 Flowserve Corporation 5,493,923
9,535 Fluor Corporation
a
454,915

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Industrials  10.5% - continued
14,499 General Dynamics Corporation $ 4,381,598
925 Gibraltar Industries, Inc.
a
64,685
11,899 Graco, Inc. 1,041,282
647 Griffon Corporation 45,290
11,255 Helios Technologies, Inc. 536,864
416 Herc Holdings, Inc. 66,323
12,238 Hexcel Corporation 756,676
78,000 Hitachi, Ltd. 2,068,352
18,943 Honeywell International, Inc. 3,915,708
21,110 Howmet Aerospace, Inc. 2,116,278
557 Huntington Ingalls Industries, Inc. 147,260
1,549 IDEX Corporation 332,261
31,300 Inaba Denki Sangyo Company,
Ltd. 839,412
2,067 Ingersoll Rand, Inc. 202,897
1,767 Interface, Inc. 33,520
1,942 Intertek Group plc 134,265
12,800 ITOCHU Corporation 689,857
3,009 ITT Corporation 449,876
21,090 Jacobs Solutions, Inc. 2,760,681
38,505 Janus International Group, Inc.
a
389,286
23,800 Jardine Matheson Holdings, Ltd. 929,628
19,169 JB Hunt Transport Services, Inc. 3,303,394
9,200 Kawasaki Kisen Kaisha, Ltd. 143,423
2,367 Kirby Corporation
a
289,792
24,300 Komatsu, Ltd. 680,272
5,952 Korn Ferry 447,828
3,527 Kratos Defense & Security
Solutions, Inc.
a
82,179
15,424 L3Harris Technologies, Inc. 3,668,907
1,803 Landstar System, Inc. 340,533
36,584 Legrand SA 4,206,743
1,185 Leidos Holdings, Inc. 193,155
31,629 Logista Integral SA 952,079
2,081 ManpowerGroup, Inc. 152,995
4,523 Masco Corporation 379,661
28,201 Masterbrand, Inc.
a
522,847
11,000 MEITEC Group Holdings, Inc. 244,761
87,300 Mitsubishi Corporation 1,814,081
22,600 Mitsubishi Heavy Industries, Ltd. 337,734
2,600 Mitsubishi Logistics Corporation 95,279
28,800 Mitsui & Company, Ltd. 644,084
9,391 MSC Industrial Direct Company,
Inc. 808,189
20,518 Mueller Water Products, Inc. 445,241
6,500 Nippon Express Holdings, Inc. 342,334
2,800 Nishimatsu Construction
Company, Ltd. 99,730
15,100 Nitto Kogyo Corporation 318,541
5,996 Northrop Grumman Corporation 3,166,308
18,751 nVent Electric plc 1,317,445
4,629 Old Dominion Freight Line, Inc. 919,505
1,783 Otis Worldwide Corporation 185,325
4,953 Owens Corning, Inc. 874,304
1,824 PACCAR, Inc. 179,992
636 Parker-Hannifin Corporation 401,838
9,824 Pentair plc 960,689
31,846 Qube Holdings, Ltd. 86,430
25,200 Recruit Holdings Company, Ltd. 1,530,961
5,032 Regal Rexnord Corporation 834,708
110,393 RELX plc 5,212,359
852 Republic Services, Inc. 171,116
9,303 Robert Half, Inc. 627,115
2,484 Rockwell Automation, Inc. 666,855
1,300 Rush Enterprises, Inc. 68,679
Shares Common Stock  76.7% Value
Industrials  10.5% - continued
8,367 Russel Metals, Inc. $ 253,896
2,598 Saia, Inc.
a
1,136,001
2,000 Sankyu, Inc. 67,545
16,627 Schneider Electric SE 4,383,016
8,643 Schneider National, Inc. 246,671
296,900 Seatrium, Ltd.
a
411,269
50,000 Secom Company, Ltd. 1,849,453
2,841 Siemens AG 574,758
3,107 Simpson Manufacturing Company,
Inc. 594,276
3,292 SkyWest, Inc.
a
279,886
31,000 Sojitz Corporation 734,503
6,144 SS&C Technologies Holdings, Inc. 455,946
68,700 Sumitomo Corporation 1,542,731
107,500 Techtronic Industries Company,
Ltd. 1,604,806
89 Tennant Company 8,548
9,808 Thomson Reuters Corporation 1,672,969
5,314 Timken Company 447,917
58,700 TOPPAN Holdings, Inc. 1,747,048
9,876 Toromont Industries, Ltd. 964,050
8,900 Toyota Industries Corporation 690,129
1,204 Trane Technologies plc 468,031
300 TransDigm Group, Inc. 428,139
9,888 TransUnion 1,035,274
28,359 Trelleborg AB 1,091,564
39,300 Tsubakimoto Chain Company 518,259
70,765 Uber Technologies, Inc.
a
5,318,697
54 UniFirst Corporation/MA 10,727
11,129 United Airlines Holdings, Inc.
a
635,021
46,192 United Parcel Service, Inc. 6,297,817
270 United Rentals, Inc. 218,627
3,494 Verra Mobility Corporation
a
97,168
28 Viad Corporation
a
1,003
7,898 Vinci SA 923,251
846 Wabtec Corporation 153,777
5,557 Waste Connections, Inc. 993,703
1,791 Watsco, Inc. 880,957
18,535 Werner Enterprises, Inc. 715,266
9,284 WNS Holdings, Ltd.
a
489,360
13,241 Wolters Kluwer NV 2,233,386
1,338 WSP Global, Inc. 237,713
7,500 Yamato Holdings Company, Ltd. 85,407
138,300 Yangzijiang Shipbuilding Holdings,
Ltd. 263,959
6,800 Yuasa Trading Company, Ltd. 237,152
20,931 Zigup plc 107,826
Total 176,654,778
Information Technology  14.2%
2,941 A10 Networks, Inc. 42,468
4,875 ACI Worldwide, Inc.
a
248,137
41,549 Advanced Micro Devices, Inc.
a
6,817,360
16,900 Advantest Corporation 794,828
5,459 Agilysys, Inc.
a
594,867
1,509 Ambarella, Inc.
a
85,115
25,826 Amphenol Corporation 1,682,822
113,451 Apple, Inc. 26,434,083
23,817 Applied Materials, Inc. 4,812,225
375 AppLovin Corporation
a
48,956
2,731 Arista Networks, Inc.
a
1,048,212
4,932 ASGN, Inc.
a
459,810
3,234 ASM International NV 2,133,667
10,903 ASML Holding NV 9,069,792
741 Atlassian Corporation
a
117,678

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Information Technology  14.2% - continued
1,171 Autodesk, Inc.
a
$ 322,587
19,876 Broadcom, Inc. 3,428,610
18,190 CDW Corporation 4,116,397
13,466 Check Point Software
Technologies, Ltd.
a
2,596,379
92,722 Cisco Systems, Inc. 4,934,665
3,304 Clearwater Analytics Holdings,
Inc.
a
83,426
8,543 Coherent Corporation
a
759,558
1,866 CommScope Holding Company,
Inc.
a
11,401
4,132 CommVault Systems, Inc.
a
635,708
457 Consensus Cloud Solutions, Inc.
a
10,762
977 Constellation Software, Inc./
Canada 3,167,988
2,215 Credo Technology Group Holding,
Ltd.
a
68,222
2,962 CrowdStrike Holdings, Inc.
a
830,752
4,149 CyberArk Software, Ltd.
a
1,209,890
21,795 Dassault Systemes SE 865,716
1,480 Datadog, Inc.
a
170,289
7,496 Descartes Systems Group, Inc.
a
771,788
5,000 DISCO Corporation 1,317,139
40 DocuSign, Inc.
a
2,484
4,505 Dolby Laboratories, Inc. 344,768
17,103 Dynatrace Holdings, LLC
a
914,497
255 Elastic NV
a
19,574
1,117 F5, Inc.
a
245,963
3,547 Fabrinet
a
838,653
7,321 Flex, Ltd.
a
244,741
39,829 Fortinet, Inc.
a
3,088,739
31,600 FUJIFILM Holdings NPV 818,027
17,900 Fujitsu, Ltd. 368,014
1,940 Gartner, Inc.
a
983,114
24,164 Gitlab, Inc.
a
1,245,413
3,605 Globant SA
a
714,295
12,623 Guidewire Software, Inc.
a
2,309,252
41,450 Halma plc 1,449,321
2,337 Hewlett Packard Enterprise
Company 47,815
1,890 HubSpot, Inc.
a
1,004,724
44,847 International Business Machines
Corporation 9,914,775
713 IPG Photonics Corporation
a
52,990
1,264 Itron, Inc.
a
135,008
2,948 Jabil, Inc. 353,259
41,415 JFrog, Ltd.
a
1,202,692
3,200 Keyence Corporation 1,533,639
2,774 Keysight Technologies, Inc.
a
440,872
21,086 Knowles Corporation
a
380,181
174,300 Kyocera Corporation 2,037,080
1,136 Lam Research Corporation 927,067
5,800 Lasertec Corporation 967,015
29,980 Lattice Semiconductor
Corporation
a
1,591,039
2,608 Littelfuse, Inc. 691,772
11,605 Marvell Technology, Inc. 836,953
69,972 Microsoft Corporation 30,108,952
8,612 MKS Instruments, Inc. 936,211
3,481 MongoDB, Inc.
a
941,088
1,662 Monolithic Power Systems, Inc. 1,536,519
755 Motorola Solutions, Inc. 339,471
45,600 Murata Manufacturing Company,
Ltd. 902,366
3,337 Napco Security Technologies, Inc. 135,015
1,116 nCino, Inc.
a
35,254
Shares Common Stock  76.7% Value
Information Technology  14.2% - continued
17,600 NEC Corporation $ 1,699,568
4,049 NetApp, Inc. 500,092
3,400 Nippon Electric Glass Company,
Ltd. 79,955
7,800 Nomura Research Institute, Ltd. 289,471
460 Nova, Ltd.
a
97,087
3,500 NS Solutions Corporation 90,842
5,900 NSD Company, Ltd. 130,644
15,400 NTT Data Group Corporation 277,165
240,444 NVIDIA Corporation 29,199,519
1,739 Okta, Inc.
a
129,277
3,562 Onto Innovation, Inc.
a
739,329
5,500 Otsuka Corporation 135,833
1,249 Palo Alto Networks, Inc.
a
426,908
132 PC Connection, Inc. 9,957
10,903 PDF Solutions, Inc.
a
345,407
362 Procore Technologies, Inc.
a
22,343
8,138 PTC, Inc.
a
1,470,211
3,923 Q2 Holdings, Inc.
a
312,938
57,326 QUALCOMM, Inc. 9,748,286
6,300 Rakus Company, Ltd. 98,127
84,100 Renesas Electronics Corporation 1,220,515
7,100 Rohm Company, Ltd. 79,986
25,000 Rorze Corporation 349,482
20,585 Salesforce, Inc. 5,634,320
104,809 Samsung Electronics Company,
Ltd. 4,898,648
20,331 SAP SE 4,650,371
3,900 SCREEN Holdings Company, Ltd. 274,254
12,900 SCSK Corporation 267,471
8,634 ServiceNow, Inc.
a
7,722,163
1,000 SHIFT, Inc.
a
95,091
6,053 Shopify, Inc.
a
485,087
3,960 Silicon Laboratories, Inc.
a
457,657
5,315 SolarWinds Corporation 69,361
1,722 Synopsys, Inc.
a
872,004
19,223 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,338,458
15,489 TD SYNNEX Corporation 1,859,919
2,519 TE Connectivity plc 380,344
35,517 Technology One, Ltd. 584,520
351 Teledyne Technologies, Inc.
a
153,619
1,959 Tenable Holdings, Inc.
a
79,379
15,000 Tokyo Electron, Ltd. 2,675,036
29,792 Trimble, Inc.
a
1,849,785
19,549 TTM Technologies, Inc.
a
356,769
1,528 Tyler Technologies, Inc.
a
891,924
4,200 Unisys Corporation
a
23,856
14,464 Varonis Systems, Inc.
a
817,216
2,327 VeriSign, Inc.
a
442,037
833 Viavi Solutions, Inc.
a
7,514
7,511 Vontier Corporation 253,421
4,813 Western Digital Corporation
a
328,680
948 Wisetech Global, Ltd. 89,772
7,040 Workiva, Inc.
a
557,005
924 Xerox Holdings Corporation 9,591
Total 237,908,123
Materials  3.7%
51,967 Acerinox SA 558,832
17,722 Agnico Eagle Mines, Ltd. 1,427,640
19,844 Air Liquide SA 3,832,086
9,553 Alcoa Corporation 368,555
562 AptarGroup, Inc. 90,027

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Materials  3.7% - continued
27,500 Asahi Kasei Corporation $ 208,488
3,639 Avient Corporation 183,114
33,717 Axalta Coating Systems, Ltd.
a
1,220,218
22,077 Barrick Gold Corporation 439,108
603 Berry Plastics Group, Inc. 40,992
139,482 BHP Group, Ltd. 4,330,367
20,777 BlueScope Steel, Ltd. 317,158
6,569 Buzzi SPA 262,117
7,739 CCL Industries, Inc. 471,796
4,621 Celanese Corporation 628,271
53,134 CF Industries Holdings, Inc. 4,558,897
12,988 Chemours Company 263,916
38,192 Corteva, Inc. 2,245,308
31,365 Deterra Royalties, Ltd. 87,244
3,117 DuPont de Nemours, Inc. 277,756
1,441 Eagle Materials, Inc. 414,504
39,579 Eastman Chemical Company 4,430,869
11,125 Element Solutions, Inc. 302,155
10,827 Evonik Industries AG 253,454
31,363 Evraz plc
a,d
4
16,278 First Quantum Minerals, Ltd.
a
221,943
15,195 Fortescue, Ltd. 214,318
1,005 Givaudan SA 5,513,980
183,405 Glencore plc 1,050,298
78,080 Granges AB 936,519
787 Greif, Inc. 49,313
18,216 Hecla Mining Company 121,501
6,586 Heidelberg Materials AG 717,479
35,621 Hexpol AB 368,381
46,409 Holcim AG 4,544,967
1,340 Huntsman Corporation 32,428
3,012 Ingevity Corporation
a
117,468
2,400 Innospec, Inc. 271,416
255 International Flavors & Fragrances,
Inc. 26,757
1,842 Kaiser Aluminum Corporation 133,582
76,221 Kinross Gold Corporation 713,429
3,824 Knife River Corporation
a
341,827
1,447 Koppers Holdings, Inc. 52,859
30,600 Kyoei Steel, Ltd. 371,708
356 LyondellBasell Industries NV 34,140
1,663 Martin Marietta Materials, Inc. 895,110
13,548 Mineral Resources, Ltd. 483,033
1,986 Minerals Technologies, Inc. 153,379
13,100 Mitsubishi Chemical Group
Corporation 84,265
11,330 Mosaic Company 303,417
47,255 Northern Star Resources, Ltd. 517,642
45,578 Nucor Corporation 6,852,196
3,138 O-I Glass, Inc.
a
41,171
6,616 Orica, Ltd. 84,512
3,888 Orion SA 69,245
52 Packaging Corporation of America 11,201
52,703 Perseus Mining, Ltd. 94,204
1,186 PPG Industries, Inc. 157,098
1,779 Radius Recycling, Inc. 32,983
795 Ranpak Holdings Corporation
a
5,191
31,575 Rio Tinto plc 2,241,438
9,496 Rio Tinto, Ltd. 839,875
197 Royal Gold, Inc. 27,639
5,256 RPM International, Inc. 635,976
1,298 Sensient Technologies Corporation 104,126
49,300 Shin-Etsu Chemical Company, Ltd. 2,060,267
3,780 Sonoco Products Company 206,501
108,245 SSAB AB, Class A 566,781
Shares Common Stock  76.7% Value
Materials  3.7% - continued
835 Steel Dynamics, Inc. $ 105,277
809 Stepan Company 62,495
11,053 Summit Materials, Inc.
a
431,399
926 Symrise AG 128,149
12,200 Taiyo Holdings Company, Ltd. 315,958
4,229 Teck Resources, Ltd. 220,923
27,500 Toagosei Company, Ltd. 310,995
8,338 Trinseo plc 42,607
15,154 Tronox Holdings plc 221,703
4,714 United States Steel Corporation 166,546
704 Vidrala SA 79,776
1,921 Vulcan Materials Company 481,076
6,215 West Fraser Timber Company, Ltd. 605,092
6,693 Yara International ASA 211,454
Total 62,897,889
Real Estate  2.2%
13,941 Agree Realty Corporation 1,050,175
10,612 AvalonBay Communities, Inc. 2,390,353
24,131 British Land Company plc 140,606
2,131 Brixmor Property Group, Inc. 59,370
31,281 CBRE Group, Inc.
a
3,893,859
23,696 Compass, Inc.
a
144,783
11,098 CoStar Group, Inc.
a
837,233
40,346 Crown Castle, Inc. 4,786,246
789 CTO Realty Growth, Inc. 15,007
6,369 Cushman and Wakefield plc
a
86,809
746 DiamondRock Hospitality
Company 6,513
13,196 Douglas Elliman, Inc.
a
24,149
4,263 EastGroup Properties, Inc. 796,414
10,928 EPR Properties 535,909
3,806 Equinix, Inc. 3,378,320
34,100 Equity Commonwealth
a
678,590
35,789 Essential Properties Realty Trust,
Inc. 1,222,194
861 Essex Property Trust, Inc. 254,357
3,359 First Industrial Realty Trust, Inc. 188,037
8,669 Four Corners Property Trust, Inc. 254,088
6,184 Getty Realty Corporation 196,713
3,402 Goodman Group 86,781
200,468 Healthcare Realty Trust, Inc. 3,638,494
100,000 Henderson Land Development
Company, Ltd. 316,675
1,740 Howard Hughes Holdings, Inc.
a
134,728
12,647 Independence Realty Trust, Inc. 259,263
5,893 Industrial Logistics Properties Trust 28,051
15,065 Invitation Homes, Inc. 531,192
9,100 Mitsubishi Estate Company, Ltd. 143,728
10,672 National Storage Affiliates Trust 514,390
16,278 NetSTREIT Corporation 269,075
8,179 Pebblebrook Hotel Trust 108,208
5,233 Phillips Edison and Company, Inc. 197,336
2,803 Plymouth Industrial REIT, Inc. 63,348
7,830 PSP Swiss Property AG 1,147,212
1,046 RE/MAX Holdings, Inc.
a
13,023
6,995 Rexford Industrial Realty, Inc. 351,918
1,282 RMR Group, Inc. 32,537
35,505 Sabra Health Care REIT, Inc. 660,748
2,553 SBA Communications Corporation 614,507
3,113 Simon Property Group, Inc. 526,159
26,787 STAG Industrial, Inc. 1,047,104
3,597 Sun Communities, Inc. 486,135
75,500 Sun Hung Kai Properties, Ltd. 818,031
11,466 Tanger, Inc. 380,442

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  76.7% Value
Real Estate  2.2% - continued
8,791 Terreno Realty Corporation $ 587,503
14,814 UDR, Inc. 671,667
4,319 Uniti Group, Inc. 24,359
13,449 Vonovia SE 490,978
66,000 Wharf Real Estate Investment
Company, Ltd. 230,494
9,040 Zillow Group, Inc., Class A
a
559,847
6,255 Zillow Group, Inc., Class C
a
399,382
Total 36,273,040
Utilities  2.5%
72,902 A2A SPA 168,401
8,732 ACEA SPA 170,878
18,017 AES Corporation 361,421
9,588 Alliant Energy Corporation 581,896
4,961 American Water Works Company,
Inc. 725,497
153,417 APA Group 821,044
15,344 ATCO, Ltd. 543,442
1,487 Black Hills Corporation 90,885
1,012 California Water Service Group 54,871
44,743 Canadian Utilities, Ltd. 1,187,677
17,730 Clearway Energy, Inc., Class A 504,773
14,016 Clearway Energy, Inc., Class C 430,011
15,000 CLP Holdings, Ltd. 131,136
17,132 Constellation Energy Corporation 4,454,663
38,501 Contact Energy, Ltd. 199,836
4,449 DTE Energy Company 571,296
40,909 Duke Energy Corporation 4,716,808
54,294 E.ON SE 808,544
11,386 EDP Renovaveis SA 198,673
159,978 Enel SPA 1,277,875
154,810 Engie SA 2,677,011
38,703 Entergy Corporation 5,093,702
4,502 Eversource Energy 306,361
117,026 Fortum Oyj
c
1,925,701
12,016 Hawaiian Electric Industries, Inc.
a
116,315
25,956 Hydro One, Ltd. 899,713
236,679 Italgas SPA
c
1,430,746
29,958 NextEra Energy Partners, LP
c
827,440
22,553 NiSource, Inc. 781,462
69,498 Origin Energy, Ltd. 481,417
45,671 Public Service Enterprise Group,
Inc. 4,074,310
16,911 TransAlta Corporation 175,306
7,034 TXNM Energy, Inc. 307,878
47,014 UGI Corporation 1,176,290
31,376 Vistra Energy Corporation 3,719,311
12,632 Xcel Energy, Inc. 824,870
Total 42,817,460
Total Common Stock
(cost $933,753,506) 1,287,907,130
Shares
Registered Investment
Companies   5.5% Value
U.S. Affiliated   4.7%
4,528,980 Thrivent Core Emerging Markets
Equity Fund 46,195,594
2,845,051 Thrivent Core Small Cap Value
Fund 32,803,440
Total 78,999,034
U.S. Unaffiliated   0.8%
5,285 Invesco QQQ Trust Series 1 2,579,450
Shares
Registered Investment
Companies  5.5% Value
U.S. Unaffiliated   0.8%  - continued
14,928 SPDR S&P 500 ETF Trust $ 8,565,089
20,755 SPDR S&P Biotech ETF
c
2,050,594
Total 13,195,133
Total Registered Investment
Companies (cost $79,759,684) 92,194,167
Shares
Collateral Held for Securities
Loaned 0.4% Value
5,871,185 Thrivent Cash Management Trust 5,871,185
Total Collateral Held for
Securities Loaned
(cost $5,871,185) 5,871,185
Shares Preferred Stock 0.1% Value
Consumer Discretionary  <0.1%
1,414 Bayerische Motoren Werke AG 117,344
2,489 Dr. Ing. h.c. F. Porsche AG
b
198,907
Total 316,251
Consumer Staples  0.1%
4,649 Henkel AG & Company KGaA 437,006
Total 437,006
Total Preferred Stock
(cost $709,369) 753,257
Shares or
Principal
Amount Short-Term Investments 17.5% Value
Federal Home Loan Bank Discount
Notes
3,000,000 4.500%, 10/2/2024
e
2,999,225
31,100,000 4.683%, 10/9/2024
e,f
31,063,846
2,000,000 4.872%, 10/16/2024
e,f
1,995,867
800,000 5.195%, 10/18/2024
e,f
798,140
2,500,000 5.057%, 10/30/2024
e,f
2,490,312
700,000 5.050%, 11/1/2024
e,f
697,188
2,800,000 4.910%, 11/8/2024
e,f
2,786,289
5,800,000 5.085%, 11/13/2024
e,f
5,767,958
3,000,000 4.950%, 11/15/2024
e,f
2,982,673
2,800,000 4.934%, 11/22/2024
e,f
2,781,368
Federal Home Loan Mortgage
Corporation Discount Notes
56,355,000 4.417%, 10/1/2024
e
56,347,721
25,000,000 4.745%, 10/18/2024
e
24,941,875
Federal National Mortgage
Association Discount Notes
10,000,000 4.560%, 10/2/2024
e
9,997,417
30,000,000 4.720%, 10/7/2024
e
29,972,875
60,000,000 4.720%, 10/8/2024
e
59,938,000
U.S. Treasury Bills
53,660,000 4.423%, 10/1/2024
e
53,660,000
300,000 4.997%, 11/14/2024
e,g
298,291
5,000,000 4.497%, 12/19/2024
e
4,950,570
Total Short-Term Investments
(cost $294,487,636) 294,469,615
Total Investments (cost
$1,314,581,380) 100.2% $1,681,195,354
Other Assets and Liabilities, Net
(0.2%) (2,813,177)
Total Net Assets 100.0% $1,678,382,177

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $7,451,595 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 5,630,717
Total lending $5,630,717
Gross amount payable upon return of
collateral for securities loaned $5,871,185
Net amounts due to counterparty $240,468
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 82,672,849 64,930,450 17,742,399 –
Consumer Discretionary 148,883,286 98,524,442 50,358,844 –
Consumer Staples 63,358,813 40,032,508 23,326,305 –
Energy 60,473,223 38,698,964 21,774,259 –
Financials 217,299,475 123,677,879 93,621,596 –
Health Care 158,668,194 105,684,318 52,983,876 –
Industrials 176,654,778 103,599,855 73,054,923 –
Information Technology 237,908,123 194,399,693 43,508,430 –
Materials 62,897,889 28,751,653 34,146,232 4
Real Estate 36,273,040 32,898,535 3,374,505 –
Utilities 42,817,460 29,720,060 13,097,400 –
Registered Investment Companies
U.S. Unaffiliated 13,195,133 13,195,133 – –
Preferred Stock
Consumer Discretionary 316,251 – 316,251 –
Consumer Staples 437,006 – 437,006 –
Short-Term Investments 294,469,615 – 294,469,615 –
Subtotal Investments in Securities $1,596,325,135 $874,113,490 $722,211,641 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 78,999,034
Collateral Held for Securities Loaned 5,871,185
Subtotal Other Investments $84,870,219
Total Investments at Value $1,681,195,354
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,055,280 12,055,280 – –
Total Asset Derivatives $12,055,280 $12,055,280 $– $–
Liability Derivatives
Futures Contracts 6,487,295 6,487,295 – –
Total Rate of Return Swaps 311,774 – 311,774 –
Total Liability Derivatives $6,799,069 $6,487,295 $311,774 $–

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$19,007,816 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 7 December 2024 $ 774,344 $ 12,876
CME E-mini S&P 500 Index 1,335 December 2024 378,010,936 10,090,251
CME E-mini S&P Mid-Cap 400 Index 1 December 2024 306,642 8,218
ICE mini MSCI EAFE Index 417 December 2024 50,692,509 1,178,121
ICE US mini MSCI Emerging Markets Index 203 December 2024 11,137,092 765,814
Total Futures Long Contracts $ 440,921,523 $ 12,055,280
CME E-mini Russell 2000 Index (716) December 2024 ( $ 77,092,184) ( $ 3,429,176)
CME E-mini S&P Mid-Cap 400 Index (270) December 2024 (81,954,081) (3,058,119)
Total Futures Short Contracts ( $ 159,046,265) ($6,487,295)
Total Futures Contracts $ 281,875,258 $5,567,985
The following table presents Global Stock Portfolio's total rate of return swap contracts held as of September 30, 2024. Investments totaling
$258,519 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 3,401,710 ( $ 311,774) $ – ( $ 311,774)
Total Rate of Return Swaps ( $ 311,774) $ – ($311,774)

Global Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,493 $– $– $46,196 4,529 2.7%
Core Small Cap Value 31,248 – 3,001 32,803 2,845 2.0
Total U.S. Affiliated Registered Investment
Companies 70,741 78,999 4.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,993 72,877 70,999 5,871 5,871 0.4
Total Collateral Held for Securities Loaned 3,993 5,871 0.4
Total Value $74,734 $84,870
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $6,703 $ – $–
Core Small Cap Value Fund 6 4,550 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value $6 $11,253 $ –

Government Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.7% Value
Asset-Backed Securities  5.1%
ECMC Group Student Loan Trust
$ 1,500,000
6.413%,  (SOFR30A +
1.150%), 11/25/2024, Ser.
2024-1A, Class A
a,b
$ 1,502,344
303,889
6.395%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
303,078
Finance of America HECM Buyout
227,337
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
223,830
GMAC Mortgage Corporation
Loan Trust
24,359
5.469%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
12,884
Goodgreen
783,967
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
730,487
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
910,952
1.650%,  3/25/2051, Ser.
2021-1 855,084
Missouri Higher Education Loan
Auth.
705,481
1.530%,  1/25/2061, Ser.
2021-1 649,493
Navient Student Loan Trust
857,291
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
761,517
New Hampshire Higher Education
Loan Corporation
406,964
6.169%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
407,393
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
27,639
5.408%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
25,616
RMF Buyout Issuance Trust
133,412
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
132,136
Sunnova Hestia I Issuer, LLC
1,220,560
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,258,458
Sunnova Hestia II Issuer, LLC
1,655,121
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,703,741
Total 8,566,061
Collateralized Mortgage Obligations  6.4%
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,632,713
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,346,931
Federal Home Loan Mortgage
Corporation - REMIC
171,696
4.000%,  1/25/2051, Ser.
5249, Class LA 168,926
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,251,172
Principal
Amount Long-Term Fixed Income  99.7% Value
Collateralized Mortgage Obligations  6.4% -
continued
$ 1,424,545
1.500%,  3/25/2050, Ser.
4982, Class JA $ 1,146,010
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,470,845
81,273
2.000%,  1/15/2041, Ser.
4074, Class JA 79,363
567,954
1.750%,  6/15/2042, Ser.
4097, Class QN 516,208
Federal Home Loan Mortgage
Corporation - SCRT
1,140,483
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
934,586
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,565,055
Federal National Mortgage
Association - REMIC
687,243
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 676,895
293,267
2.000%,  11/25/2032, Ser.
2012-123, Class BA 276,858
334,898
3.000%,  1/25/2043, Ser.
2013-114, Class AB 320,473
1,080,305
3.500%,  4/25/2045, Ser.
2015-18, Class DY 1,029,090
Total 10,782,412
Commercial Mortgage-Backed Securities  5.7%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,554,698
1,750,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
1,827,390
1,700,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
1,746,671
1,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
1,275,404
1,250,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
1,275,587
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,875,000
4.489%,  12/25/2034, Ser.
K165, Class A2 1,908,067
Total 9,587,817
Mortgage-Backed Securities  47.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
697,980 2.000%,  1/1/2052 585,280
1,570,791 3.000%,  2/1/2050 1,435,285
994,140 2.000%,  5/1/2051 833,736
1,177,813 2.500%,  5/1/2051 1,028,963
623,237 3.500%,  5/1/2052 584,641
849,414 4.000%,  5/1/2052 822,759
58,156 5.000%,  7/1/2053 58,542
881,510 3.500%,  8/1/2052 826,263
292,640 3.500%,  9/1/2047 276,150

Government Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Mortgage-Backed Securities  47.4% -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 264,298 2.500%,  7/1/2030 $ 254,717
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,619,561 2.000%,  3/1/2033 1,548,923
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
976,870 3.500%,  5/1/2040 950,872
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,954,409 3.000%,  1/1/2052 1,770,658
39,140 2.000%,  2/1/2051 32,828
74,664 2.000%,  2/1/2051 62,623
755,380 2.500%,  2/1/2051 660,092
1,287,991 2.500%,  2/1/2051 1,118,731
3,789,011 2.000%,  3/1/2051 3,133,617
2,077,835 2.000%,  3/1/2051 1,721,008
932,386 4.000%,  3/1/2051 905,110
1,643,920 2.000%,  3/1/2052 1,378,078
2,094,737 3.000%,  3/1/2052 1,885,472
1,048,012 2.000%,  4/1/2051 868,036
1,246,643 3.000%,  4/1/2051 1,129,327
4,473,087 2.000%,  4/1/2052 3,735,307
1,300,114 3.000%,  5/1/2050 1,187,421
76,896 2.000%,  5/1/2051 64,148
1,047,261 3.000%,  5/1/2051 959,766
1,711,712 2.000%,  6/1/2050 1,428,107
839,607 3.000%,  6/1/2050 772,240
221,629 4.000%,  6/1/2052 213,146
1,912,054 2.500%,  7/1/2051 1,680,337
423,778 3.500%,  7/1/2051 399,892
610,475 4.000%,  7/1/2052 587,141
750,535 3.500%,  8/1/2050 709,894
1,375,293 3.500%,  8/1/2052 1,282,429
1,175,242 4.500%,  8/1/2052 1,161,062
2,284,300 6.000%,  8/1/2054 2,397,235
753,695 3.500%,  9/1/2052 708,342
412,896 3.500%,  9/1/2052 388,165
1,207,912 4.500%,  9/1/2053 1,189,734
437,224 4.500%,  9/1/2053 433,379
1,282,152 4.000%,  10/1/2052 1,236,781
2,500,000 2.500%,  10/1/2054
d
2,157,716
86,485 2.000%,  11/1/2051 72,367
511,572 3.500%,  11/1/2052 481,712
328,966 2.000%,  12/1/2050 274,648
2,068,458 2.500%,  12/1/2051 1,804,682
4,011,566 4.500%,  12/1/2052 3,981,270
1,750,000 6.000%,  10/1/2041
d
1,788,551
341,973 3.500%,  12/1/2047 322,711
6,200,000 4.000%,  10/1/2048
d
5,953,757
500,000 4.500%,  10/1/2048
d
491,514
3,690,000 5.000%,  10/1/2048
d
3,687,550
1,560,000 5.000%,  11/1/2048
d
1,559,208
1,750,000 3.000%,  10/1/2049
d
1,570,486
825,000 3.500%,  10/1/2049
d
768,213
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,520,399 2.500%,  3/1/2062 1,266,780
Principal
Amount Long-Term Fixed Income  99.7% Value
Mortgage-Backed Securities  47.4% -
continued
$ 515,455 3.500%,  7/1/2061 $ 471,680
648,071 4.000%,  12/1/2061 617,693
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,200,000 5.000%,  10/1/2054
d
6,209,927
1,400,000 5.500%,  10/1/2054
d
1,413,482
Total 79,300,184
U.S. Government & Agencies  35.1%
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,058,426
Tennessee Valley Authority
420,000 4.375%,  8/1/2034 428,255
1,115,000 5.250%,  9/15/2039 1,213,559
U.S. Treasury Bonds
7,615,000 1.375%,  8/15/2050 4,194,497
U.S. Treasury Notes
17,000,000 3.750%,  8/31/2026 17,024,570
24,700,000 3.875%,  9/30/2029 25,013,574
8,750,000 3.875%,  8/15/2034 8,811,523
Total 58,744,404
Total Long-Term Fixed Income
(cost $166,781,577) 166,980,878
Shares or
Principal
Amount Short-Term Investments 16.3% Value
Federal Home Loan Bank Discount
Notes
300,000 5.085%, 11/13/2024
e,f
298,343
Thrivent Core Short-Term Reserve
Fund
2,694,309 5.250% 26,943,083
Total Short-Term Investments
(cost $27,219,677) 27,241,426
Total Investments (cost
$194,001,254) 116.0% $194,222,304
Other Assets and Liabilities, Net
(16.0%) (26,739,002)
Total Net Assets 100.0% $167,483,302
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $7,988,138 or
4.8% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.

Government Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,566,061 – 8,566,061 –
Collateralized Mortgage Obligations 10,782,412 – 10,782,412 –
Commercial Mortgage-Backed Securities 9,587,817 – 9,587,817 –
Mortgage-Backed Securities 79,300,184 – 79,300,184 –
U.S. Government & Agencies 58,744,404 – 58,744,404 –
Short-Term Investments 298,343 – 298,343 –
Subtotal Investments in Securities $167,279,221 $– $167,279,221 $–
Other Investments  * Total
Affiliated Short-Term Investments 26,943,083
Subtotal Other Investments $26,943,083
Total Investments at Value $194,222,304
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 60,885 60,885 – –
Total Asset Derivatives $60,885 $60,885 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$298,343 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 140 December 2024 $ 29,093,022 $ 60,885
Total Futures Long Contracts $ 29,093,022 $ 60,885
Total Futures Contracts $ 29,093,022 $60,885

Government Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $18,380 $49,691 $41,128 $26,943 2,694 16.1%
Total Affiliated Short-Term Investments 18,380 26,943 16.1
Total Value $18,380 $26,943
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $1,071
Total Income/Non Cash Income from Affiliated
Investments $1,071
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock 98.2% Value
Biotechnology  15.7%
71,667 AbbVie, Inc. $ 14,152,799
31,043 Amgen, Inc. 10,002,365
4,470 Biogen, Inc.
a
866,465
54,691 Gilead Sciences, Inc. 4,585,293
12,258 Moderna, Inc.
a
819,202
4,744 Regeneron Pharmaceuticals, Inc.
a
4,987,083
10,633 Sarepta Therapeutics, Inc.
a
1,327,955
16,384 Vertex Pharmaceuticals, Inc.
a
7,619,871
Total 44,361,033
Health Care Distributors  2.2%
17,762 Cencora, Inc. 3,997,871
4,696 McKesson Corporation 2,321,796
Total 6,319,667
Health Care Equipment  19.5%
103,940 Abbott Laboratories 11,850,199
7,266 ABIOMED, Inc., CVR
a,b
6,670
111,986 Baxter International, Inc. 4,252,108
109,146 Boston Scientific Corporation
a
9,146,435
52,514 Dexcom, Inc.
a
3,520,539
26,520 Edwards Lifesciences Corporation
a
1,750,055
10,150 Globus Medical, Inc.
a
726,131
6,416 IDEXX Laboratories, Inc.
a
3,241,492
3,364 Inspire Medical Systems, Inc.
a
709,972
18,758 Intuitive Surgical, Inc.
a
9,215,243
71,599 Medtronic plc 6,446,058
11,208 Stryker Corporation 4,049,002
Total 54,913,904
Health Care Facilities  2.3%
29,274 Encompass Health Corporation 2,829,040
9,052 HCA Healthcare, Inc. 3,679,004
Total 6,508,044
Health Care Services  3.3%
9,940 Cigna Group 3,443,614
26,164 CVS Health Corporation 1,645,192
11,853 Labcorp Holdings, Inc. 2,648,908
45,346 Option Care Health, Inc.
a
1,419,330
Total 9,157,044
Health Care Supplies  1.6%
4,830 Align Technology, Inc.
a
1,228,365
19,780 Cooper Companies, Inc.
a
2,182,525
12,507 Haemonetics Corporation
a
1,005,313
Total 4,416,203
Life Sciences Tools & Services  10.7%
77,654 Avantor, Inc.
a
2,008,909
27,235 Bio-Techne Corporation 2,176,894
45,264 Danaher Corporation 12,584,297
4,937 Illumina, Inc.
a
643,834
18,128 IQVIA Holding, Inc.
a
4,295,792
13,877 Thermo Fisher Scientific, Inc. 8,583,896
Total 30,293,622
Managed Health Care  13.8%
11,187 Centene Corporation
a
842,157
7,828 Elevance Health, Inc. 4,070,560
17,566 HealthEquity, Inc.
a
1,437,777
7,480 Humana, Inc. 2,369,215
7,135 Molina Healthcare, Inc.
a
2,458,436
Shares Common Stock  98.2% Value
Managed Health Care  13.8% - continued
47,504 UnitedHealth Group, Inc. $ 27,774,639
Total 38,952,784
Pharmaceuticals  29.1%
34,538 Eli Lilly & Company 30,598,596
132,794 Johnson & Johnson 21,520,596
113,897 Merck & Company, Inc. 12,934,143
249,002 Pfizer, Inc. 7,206,118
62,481 Sanofi SA ADR 3,600,780
144,991 Teva Pharmaceutical Industries,
Ltd. ADR
a
2,612,738
18,153 Zoetis, Inc. 3,546,733
Total 82,019,704
Total Common Stock
(cost $179,461,179) 276,942,005
Shares
Registered Investment
Companies   0.6% Value
U.S. Unaffiliated   0.6%
15,961 SPDR S&P Biotech ETF 1,576,947
Total 1,576,947
Total Registered Investment
Companies (cost $1,562,701) 1,576,947
Shares Short-Term Investments 0.4% Value
Thrivent Core Short-Term Reserve
Fund
115,820 5.250% 1,158,201
Total Short-Term Investments
(cost $1,158,201) 1,158,201
Total Investments (cost
$182,182,081) 99.2% $279,677,153
Other Assets and Liabilities, Net
0.8% 2,290,794
Total Net Assets 100.0% $281,967,947
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 44,361,033 44,361,033 – –
Health Care Distributors 6,319,667 6,319,667 – –
Health Care Equipment 54,913,904 54,907,234 – 6,670
Health Care Facilities 6,508,044 6,508,044 – –
Health Care Services 9,157,044 9,157,044 – –
Health Care Supplies 4,416,203 4,416,203 – –
Life Sciences Tools & Services 30,293,622 30,293,622 – –
Managed Health Care 38,952,784 38,952,784 – –
Pharmaceuticals 82,019,704 82,019,704 – –
Registered Investment Companies
U.S. Unaffiliated 1,576,947 1,576,947 – –
Subtotal Investments in Securities $278,518,952 $278,512,282 $– $6,670
Other Investments  * Total
Affiliated Short-Term Investments 1,158,201
Subtotal Other Investments $1,158,201
Total Investments at Value $279,677,153
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $330 $22,914 $22,086 $1,158 116 0.4%
Total Affiliated Short-Term Investments 330 1,158 0.4
Total Value $330 $1,158
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $31
Total Income/Non Cash Income from Affiliated
Investments $31
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 3.0%
a
Value
Basic Materials  0.1%
Grinding Media, Inc., Term Loan
$ 1,205,859
9.569%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 1,202,845
Total 1,202,845
Capital Goods  0.2%
Brand Industrial Services, Inc.,
Term Loan
1,580,080
9.748%,  (TSFR3M +
4.500%), 8/1/2030
b
1,534,163
Total 1,534,163
Communications Services  0.4%
Cengage Learning, Inc., Term
Loan
1,547,107
9.538%,  (TSFR6M +
4.250%), 3/24/2031
b
1,549,551
NEP Group, Inc., Term Loan
1,202,281
9.615%,PIK 1.500%,
(TSFR3M + 4.750%),
8/19/2026
b,d
1,149,681
Sinclair Television Group, Inc.,
Term Loan
532,869
8.514%,  (TSFR3M +
3.000%), 4/3/2028
b
391,547
Total 3,090,779
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
1,072,313
7.095%,  (TSFR1M +
2.250%), 4/1/2031
b
1,068,967
Six Flags Entertainment
Corporation, Term Loan
539,647
6.845%,  (TSFR1M +
2.000%), 5/1/2031
b
538,163
Total 1,607,130
Consumer Non-Cyclical  0.7%
Amneal Pharmaceuticals, LLC,
Term Loan
1,517,315
10.345%,  (TSFR1M +
5.500%), 5/4/2028
b
1,533,126
B&G Foods, Inc., Term Loan
1,685,000
8.557%,  (TSFR3M +
3.500%), 10/10/2029
b
1,669,212
Chobani, LLC, Term Loan
529,995
8.595%,  (TSFR1M +
3.750%), 10/25/2027
b
531,187
ModivCare, Inc., Term Loan
561,000
10.082%,  (TSFR6M +
4.750%), 7/1/2031
b
528,742
Triton Water Holdings, Inc., Term
Loan
1,333,663
8.115%,  (TSFR3M +
3.250%), 3/31/2028
b
1,330,809
Total 5,593,076
Financials  0.6%
Acrisure, LLC, Term Loan
539,648
7.961%,  (TSFR1M +
3.000%), 2/16/2027
b
537,251
Principal
Amount Bank Loans  3.0%
a
Value
Financials  0.6% - continued
$ 270,322
8.211%,  (TSFR1M +
3.250%), 11/6/2030
b
$ 267,452
Osaic Holdings, Inc., Term Loan
1,120,192
8.845%,  (TSFR1M +
4.000%), 8/16/2028
b
1,107,120
TIH Insurance Holdings, LLC,
Term Loan
1,889,000
7.854%,  (TSFR3M +
3.250%), 5/6/2031
b
1,884,277
USI, Inc./NY, Term Loan
1,122,000
0.000%,  (TSFR1M +
2.750%), 11/23/2029
b,e,f
1,118,264
Total 4,914,364
Technology  0.2%
CoreLogic, Inc., Term Loan
1,542,300
8.460%,  (TSFR1M +
3.500%), 6/2/2028
b
1,524,672
Total 1,524,672
Transportation  0.6%
AAdvantage Loyalty IP, Ltd., Term
Loan
1,965,000
10.294%,  (TSFR3M +
4.750%), 4/20/2028
b
2,018,212
Air Canada, Term Loan
1,603,940
7.253%,  (TSFR3M +
2.500%), 3/21/2031
b
1,605,945
Genesee & Wyoming, Inc., Term
Loan
1,686,000
6.604%,  (TSFR3M +
2.000%), 4/10/2031
b
1,681,785
Total 5,305,942
Total Bank Loans
(cost $24,790,578) 24,772,971
Principal
Amount Long-Term Fixed Income 92.2% Value
Basic Materials  5.3%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,g,h
3,195
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
i
680,091
ATI, Inc.
953,000 7.250%,  8/15/2030 1,014,790
Avient Corporation
1,685,000 6.250%,  11/1/2031
i
1,727,341
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
i
1,480,098
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
315,000 8.750%,  7/15/2026
i
283,064
Cascades, Inc./Cascades USA,
Inc.
1,534,000 5.125%,  1/15/2026
i
1,519,206
Cerdia Finanz GmbH
1,100,000 9.375%,  10/3/2031
f,i
1,122,000
Chemours Company
3,347,000 5.750%,  11/15/2028
i
3,179,361

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Basic Materials  5.3% - continued
Cleveland-Cliffs, Inc.
$ 1,515,000 4.875%,  3/1/2031
i
$ 1,407,926
1,685,000 7.000%,  3/15/2032
i
1,703,519
Consolidated Energy Finance SA
3,093,000 5.625%,  10/15/2028
i
2,614,484
First Quantum Minerals, Ltd.
2,420,000 6.875%,  10/15/2027
i
2,392,631
Hecla Mining Company
895,000 7.250%,  2/15/2028 912,744
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
i
667,648
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
i
2,062,444
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
i
1,953,939
Mercer International, Inc.
791,000 5.500%,  1/15/2026 776,396
Methanex Corporation
1,186,000 4.250%,  12/1/2024 1,181,712
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
i
1,728,152
Novelis Corporation
2,050,000 4.750%,  1/30/2030
i
1,987,487
OCI NV
2,971,000 4.625%,  10/15/2025
i
2,966,974
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
i
1,631,483
SNF Group SACA
1,074,000 3.125%,  3/15/2027
i
1,022,558
1,133,000 3.375%,  3/15/2030
i
1,021,055
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
i
2,454,426
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
i
1,663,420
Tronox, Inc.
785,000 4.625%,  3/15/2029
i,j
733,290
United States Steel Corporation
1,666,000 6.875%,  3/1/2029 1,689,992
Total 43,581,426
Capital Goods  10.1%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
i
822,645
Abengoa Abenewco 2 Bis SA
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,d,g,h
19,818
Advanced Drainage Systems, Inc.
1,780,000 5.000%,  9/30/2027
i
1,759,023
AECOM
1,560,000 5.125%,  3/15/2027 1,566,777
Amsted Industries, Inc.
890,000 5.625%,  7/1/2027
i
887,619
2,240,000 4.625%,  5/15/2030
i
2,139,507
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
811,000 4.125%,  8/15/2026
i,j
731,072
769,000 5.250%,  8/15/2027
i,j
573,209
Boeing Company
541,000 6.298%,  5/1/2029
i
569,179
421,000 6.388%,  5/1/2031
i
447,665
Principal
Amount Long-Term Fixed Income  92.2% Value
Capital Goods  10.1% - continued
Bombardier, Inc.
$ 336,000 7.875%,  4/15/2027
i
$ 336,943
2,250,000 6.000%,  2/15/2028
i
2,264,875
2,242,000 7.000%,  6/1/2032
i,j
2,344,988
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
i
779,654
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
i
2,964,521
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
i
2,772,879
Clean Harbors, Inc.
3,740,000 5.125%,  7/15/2029
i
3,693,040
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
i
299,817
1,100,000 6.875%,  1/15/2030
i
1,123,356
594,000 8.750%,  4/15/2030
i,j
603,173
Cornerstone Building Brands, Inc.
814,000 6.125%,  1/15/2029
i,j
720,269
410,000 9.500%,  8/15/2029
i
421,092
CP Atlas Buyer, Inc.
745,000 7.000%,  12/1/2028
i,j
689,770
Crown Cork & Seal Company, Inc.
2,265,000 7.375%,  12/15/2026 2,386,803
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
i
2,474,628
EquipmentShare.com, Inc.
788,000 8.625%,  5/15/2032
i
826,689
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
i
4,264,144
H&E Equipment Services, Inc.
3,472,000 3.875%,  12/15/2028
i
3,259,665
Herc Holdings, Inc.
831,000 5.500%,  7/15/2027
i
829,979
1,280,000 6.625%,  6/15/2029
i
1,325,792
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
i
1,553,442
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
i
492,397
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
i
1,329,749
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
i
1,240,025
Nesco Holdings II, Inc.
2,640,000 5.500%,  4/15/2029
i
2,433,493
New Enterprise Stone and Lime
Company, Inc.
3,553,000 5.250%,  7/15/2028
i
3,469,503
OI European Group BV
1,700,000 4.750%,  2/15/2030
i
1,607,437
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
i
1,222,724
640,000 7.375%,  6/1/2032
i
653,617
Pactiv Evergreen Group
876,000 4.375%,  10/15/2028
i
839,067
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
i
1,679,374
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
i
908,393

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Capital Goods  10.1% - continued
Roller Bearing Company of
America, Inc.
$ 1,672,000 4.375%,  10/15/2029
i
$ 1,604,084
Sealed Air Corporation/Sealed Air
Corporation (US)
732,000 6.125%,  2/1/2028
i
744,255
Smyrna Ready Mix Concrete, LLC
2,200,000 8.875%,  11/15/2031
i
2,373,126
Spirit AeroSystems, Inc.
1,080,000 4.600%,  6/15/2028 1,031,926
820,000 9.750%,  11/15/2030
i
914,300
SRM Escrow Issuer, LLC
1,369,000 6.000%,  11/1/2028
i
1,374,053
Summit Materials, LLC/Summit
Materials Finance Corporation
628,000 7.250%,  1/15/2031
i
665,240
TransDigm, Inc.
787,000 6.750%,  8/15/2028
i
810,050
2,691,000 7.125%,  12/1/2031
i
2,846,167
1,465,000 6.625%,  3/1/2032
i
1,525,566
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
i
1,205,286
1,011,000 8.500%,  8/15/2027
i,j
1,013,444
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,953,381
WESCO Distribution, Inc.
1,587,000 7.250%,  6/15/2028
i
1,625,074
789,000 6.375%,  3/15/2029
i
815,123
552,000 6.625%,  3/15/2032
i
574,964
Total 82,403,851
Communications Services  12.6%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
i
1,118,665
Altice France SA
1,207,000 5.125%,  7/15/2029
i,j
848,784
2,796,000 5.500%,  10/15/2029
i
1,958,149
AMC Networks, Inc.
1,538,000 10.250%,  1/15/2029
i
1,580,526
C&W Senior Finance, Ltd.
525,000 6.875%,  9/15/2027
i
523,175
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
i
3,176,053
3,380,000 5.375%,  6/1/2029
i
3,257,283
529,000 6.375%,  9/1/2029
i
529,627
4,710,000 4.750%,  3/1/2030
i
4,332,431
1,916,000 4.250%,  2/1/2031
i
1,689,394
843,000 4.750%,  2/1/2032
i
742,917
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
i
819,919
Clear Channel Worldwide
Holdings, Inc.
2,605,000 5.125%,  8/15/2027
i
2,560,996
Connect Finco SARL/Connect US
Finco, LLC
871,000 9.000%,  9/15/2029
i
842,897
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
i
868,481
855,000 11.750%,  1/31/2029
i
826,435
1,462,000 6.500%,  2/1/2029
i
1,210,789
3,061,000 5.750%,  1/15/2030
i
1,584,484
1,240,000 4.125%,  12/1/2030
i
903,657
Principal
Amount Long-Term Fixed Income  92.2% Value
Communications Services  12.6% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 5,300,000 5.875%,  8/15/2027
i
$ 5,203,711
DISH DBS Corporation
759,000 5.875%,  11/15/2024 754,606
1,308,000 5.250%,  12/1/2026
i
1,208,753
749,000 7.375%,  7/1/2028
j
561,332
1,271,000 5.750%,  12/1/2028
i,j
1,110,499
1,144,000 5.125%,  6/1/2029 767,540
DISH Network Corporation
1,128,000 11.750%,  11/15/2027
i
1,183,870
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
i
901,652
1,590,000 5.000%,  5/1/2028
i
1,575,658
1,747,000 6.750%,  5/1/2029
i
1,759,314
561,000 8.750%,  5/15/2030
i
597,838
GCI, LLC
3,576,000 4.750%,  10/15/2028
i
3,434,022
Gray Television, Inc.
862,000 7.000%,  5/15/2027
i,j
847,262
2,630,000 10.500%,  7/15/2029
i
2,746,938
1,435,000 5.375%,  11/15/2031
i,j
897,479
iHeartCommunications, Inc.
477,000 6.375%,  5/1/2026
j
417,544
555,000 5.250%,  8/15/2027
i,j
378,751
Iliad Holding SASU
1,474,000 6.500%,  10/15/2026
i,j
1,490,068
2,081,000 8.500%,  4/15/2031
i
2,238,336
Intelsat Jackson Holdings SA
1,081,000 6.500%,  3/15/2030
i
1,034,273
Lamar Media Corporation
1,222,000 3.625%,  1/15/2031 1,116,844
LCPR Senior Secured Financing
DAC
3,397,000 6.750%,  10/15/2027
i
3,108,350
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
i
1,218,735
562,000 4.875%,  6/15/2029
i,j
472,080
400,000 11.000%,  11/15/2029
i
443,030
1,450,000 10.500%,  5/15/2030
i,j
1,560,563
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
i
1,068,286
983,000 8.000%,  8/1/2029
i,j
986,526
News Corporation
1,309,000 3.875%,  5/15/2029
i
1,238,081
Nexstar Media, Inc.
960,000 5.625%,  7/15/2027
i
950,906
843,000 4.750%,  11/1/2028
i,j
805,440
Optics Bidco SPA
1,504,000 6.000%,  9/30/2034
i
1,522,528
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
918,000 4.625%,  3/15/2030
i
872,274
Paramount Global
477,000 6.375%,  3/30/2062
b
441,219
Playtika Holding Corporation
2,293,000 4.250%,  3/15/2029
i
2,104,415
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
f,i
1,126,208
Scripps Escrow II, Inc.
478,000 3.875%,  1/15/2029
i
356,137

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Communications Services  12.6% - continued
Sinclair Television Group, Inc.
$ 557,000 4.125%,  12/1/2030
i,j
$ 434,460
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
i
695,634
365,000 5.000%,  8/1/2027
i
359,078
1,649,000 4.000%,  7/15/2028
i
1,555,740
890,000 3.875%,  9/1/2031
i
775,430
TEGNA, Inc.
789,000 4.750%,  3/15/2026
i
778,912
2,086,000 4.625%,  3/15/2028 1,990,462
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
i
586,500
Telesat Canada/Telesat, LLC
527,000 4.875%,  6/1/2027
i
243,413
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
1,381,000 4.750%,  4/15/2028
i
1,281,086
557,000 6.500%,  2/15/2029
i
483,672
Univision Communications, Inc.
1,400,000 8.500%,  7/31/2031
i
1,403,127
320,000 8.000%,  8/15/2028
i
327,189
1,927,000 4.500%,  5/1/2029
i
1,721,434
Urban One, Inc.
473,000 7.375%,  2/1/2028
i
341,420
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
i,j
991,086
Virgin Media Finance plc
1,971,000 5.000%,  7/15/2030
i
1,733,543
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
i
2,239,494
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
i
2,448,768
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
485,000 7.750%,  8/15/2028
i
485,456
669,000 8.250%,  10/1/2031
f,i
680,127
Zayo Group Holdings, Inc.
683,000 4.000%,  3/1/2027
i,j
610,905
Zegona Finance plc
1,483,000 8.625%,  7/15/2029
i
1,583,103
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
i,j
909,805
Total 102,535,574
Consumer Cyclical  16.5%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
i
3,049,435
1,525,000 4.000%,  10/15/2030
i
1,406,265
Adient Global Holdings, Ltd.
1,256,000 8.250%,  4/15/2031
i,j
1,332,616
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
i,j
732,796
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
i
1,055,701
1,160,000 4.625%,  6/1/2028
i
1,090,584
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
i
1,181,044
Principal
Amount Long-Term Fixed Income  92.2% Value
Consumer Cyclical  16.5% - continued
American Axle & Manufacturing,
Inc.
$ 4,003,000 5.000%,  10/1/2029
j
$ 3,675,273
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
436,000 7.000%,  4/15/2030
i,j
405,023
Anywhere Real Estate Group, LLC/
Realogy Co-Issuer Corporation
591,000 5.750%,  1/15/2029
i,j
492,954
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
i
1,483,047
Arko Corporation
1,788,000 5.125%,  11/15/2029
i,j
1,660,787
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
i
512,071
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
i
767,952
1,410,000 4.625%,  4/1/2030
i
1,350,908
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
i
765,397
Beazer Homes USA, Inc.
553,000 7.500%,  3/15/2031
i
573,816
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
i
2,110,207
Boyne USA, Inc.
1,275,000 4.750%,  5/15/2029
i
1,225,697
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
i
134,798
1,607,000 5.000%,  6/15/2029
i
1,540,160
350,000 4.875%,  2/15/2030
i
329,488
Caesars Entertainment, Inc.
5,104,000 4.625%,  10/15/2029
i,j
4,855,016
944,000 6.500%,  2/15/2032
i
976,487
Carnival Corporation
797,000 7.625%,  3/1/2026
i
804,376
2,612,000 5.750%,  3/1/2027
i
2,645,309
1,764,000 4.000%,  8/1/2028
i
1,703,703
2,090,000 6.000%,  5/1/2029
i,j
2,117,587
Carvana Company
477,000
0.000%,PIK 12.000%,
12/1/2028
d,i
500,947
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
2,136,000 5.250%,  7/15/2029 2,098,705
Choice Hotels International, Inc.
842,000 3.700%,  12/1/2029
j
799,219
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
i
1,044,225
899,000 6.750%,  5/1/2031
i
928,360
Clarios Global, LP/Clarios US
Finance Company, Inc.
2,335,000 6.750%,  5/15/2028
i
2,406,811
Crocs, Inc.
562,000 4.250%,  3/15/2029
i
531,312
Dana, Inc.
1,400,000 4.250%,  9/1/2030 1,257,039
1,265,000 4.500%,  2/15/2032 1,121,864

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Consumer Cyclical  16.5% - continued
Ford Motor Company
$ 2,900,000 3.250%,  2/12/2032 $ 2,469,713
Gap, Inc.
1,155,000 3.625%,  10/1/2029
i
1,044,693
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
i
1,146,204
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,j,k
1,570,580
Genting New York, LLC/GENNY
Capital, Inc.
899,000 7.250%,  10/1/2029
i
909,636
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
j
1,646,313
Group 1 Automotive, Inc.
614,000 6.375%,  1/15/2030
i
623,754
Hanesbrands, Inc.
898,000 4.875%,  5/15/2026
i
890,127
604,000 9.000%,  2/15/2031
i
651,957
Hilton Domestic Operating
Company, Inc.
1,651,000 4.875%,  1/15/2030 1,629,101
2,475,000 3.625%,  2/15/2032
i
2,235,973
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
2,086,000 5.000%,  6/1/2029
i
1,981,813
International Game Technology plc
1,530,000 6.250%,  1/15/2027
i
1,561,755
835,000 5.250%,  1/15/2029
i
831,775
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
i
1,149,572
KB Home
1,208,000 6.875%,  6/15/2027 1,258,581
1,123,000 4.000%,  6/15/2031 1,038,704
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,557,155
829,000 6.625%,  10/1/2030
i
845,115
811,000 6.875%,  11/1/2035 845,064
Light & Wonder International, Inc.
1,500,000 7.250%,  11/15/2029
i
1,551,936
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
i
845,868
Macy's Retail Holdings, LLC
2,770,000 5.875%,  4/1/2029
i,j
2,733,984
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
i
1,723,325
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
i
840,762
775,000 7.625%,  4/17/2032
i
798,894
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
i
289,181
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,137,990
Michaels Companies, Inc.
1,756,000 5.250%,  5/1/2028
i
1,296,120
NCL Corporation, Ltd.
2,417,000 5.875%,  3/15/2026
i
2,417,149
2,704,000 5.875%,  2/15/2027
i
2,713,567
Nordstrom, Inc.
825,000 4.250%,  8/1/2031 726,667
Principal
Amount Long-Term Fixed Income  92.2% Value
Consumer Cyclical  16.5% - continued
Parkland Corporation
$ 809,000 6.625%,  8/15/2032
i
$ 821,281
PENN Entertainment, Inc.
1,890,000 4.125%,  7/1/2029
i,j
1,721,991
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
i
1,526,279
1,574,000 7.750%,  2/15/2029
i
1,553,798
Phinia, Inc.
281,000 6.625%,  10/15/2032
i
283,320
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,989,000 5.750%,  4/15/2026
i
1,998,078
2,220,000 3.375%,  8/31/2027
i
2,109,393
QVC, Inc.
450,000 6.875%,  4/15/2029
i,j
373,717
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
i
307,283
281,000 9.750%,  4/15/2029
i
306,641
Real Hero Merger Sub 2, Inc.
1,396,000 6.250%,  2/1/2029
i,j
1,214,316
Royal Caribbean Cruises, Ltd.
3,333,000 4.250%,  7/1/2026
i
3,295,390
1,300,000 5.375%,  7/15/2027
i
1,311,653
614,000 6.000%,  2/1/2033
i
629,463
S&S Holdings, LLC
733,000 8.375%,  10/1/2031
f,i
738,029
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
i
579,591
SeaWorld Parks and
Entertainment, Inc.
1,852,000 5.250%,  8/15/2029
i
1,807,288
Service Corporation International/
US
1,010,000 5.750%,  10/15/2032 1,016,614
Six Flags Theme Parks, Inc.
265,000 7.000%,  7/1/2025
i,j
265,208
Sonic Automotive, Inc.
979,000 4.875%,  11/15/2031
i
903,836
Staples, Inc.
1,600,000 10.750%,  9/1/2029
i
1,552,481
355,847 12.750%,  1/15/2030
i,j
292,295
Station Casinos, LLC
800,000 4.500%,  2/15/2028
i
772,503
700,000 4.625%,  12/1/2031
i
649,119
Tenneco, Inc.
2,258,000 8.000%,  11/17/2028
i
2,095,263
Victoria's Secret & Company
1,814,000 4.625%,  7/15/2029
i
1,602,138
Victra Holdings, LLC/Victra
Finance Corporation
365,000 8.750%,  9/15/2029
i
383,232
Viking Cruises, Ltd.
4,049,000 5.875%,  9/15/2027
i
4,046,171
Wabash National Corporation
1,244,000 4.500%,  10/15/2028
i
1,139,646
Walgreens Boots Alliance, Inc.
540,000 3.200%,  4/15/2030 438,094
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
i
1,049,263
Wyndham Hotels & Resorts, Inc.
1,638,000 4.375%,  8/15/2028
i
1,580,042

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Consumer Cyclical  16.5% - continued
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
$ 1,117,000 7.125%,  2/15/2031
i
$ 1,205,129
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
i
1,062,914
Total 134,261,466
Consumer Non-Cyclical  10.9%
1375209 B.C., Ltd.
1,574,000 9.000%,  1/30/2028
i,j
1,560,015
AdaptHealth, LLC
3,819,000 4.625%,  8/1/2029
i
3,536,761
Albertson's Companies, Inc.
3,250,000 5.875%,  2/15/2028
i
3,264,511
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,650,000 4.625%,  1/15/2027
i
1,605,222
1,911,000 3.500%,  3/15/2029
i
1,781,858
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
i
499,140
Bausch Health Companies, Inc.
1,240,000 5.500%,  11/1/2025
i,j
1,211,366
2,297,000 4.875%,  6/1/2028
i
1,797,402
648,000 11.000%,  9/30/2028
i,j
604,260
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
i
1,315,536
Catalent Pharma Solutions, Inc.
947,000 3.125%,  2/15/2029
i
930,239
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
733,000 9.500%,  10/15/2029
f,i
733,696
Central Garden & Pet Company
1,404,000 4.125%,  10/15/2030 1,305,228
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
i
281,264
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,501,000 4.625%,  11/15/2028
i
1,461,766
CHS/Community Health Systems,
Inc.
2,108,000 5.625%,  3/15/2027
i
2,074,416
455,000 6.000%,  1/15/2029
i
441,709
650,000 6.125%,  4/1/2030
i
555,765
888,000 5.250%,  5/15/2030
i
817,231
2,699,000 4.750%,  2/15/2031
i
2,372,548
1,121,000 10.875%,  1/15/2032
i
1,235,325
Concentra Escrow Issuer
Corporation
245,000 6.875%,  7/15/2032
i
257,621
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
i
2,879,127
DaVita, Inc.
1,230,000 6.875%,  9/1/2032
i
1,270,658
Edgewell Personal Care Company
1,910,000 5.500%,  6/1/2028
i
1,898,812
Embecta Corporation
1,650,000 5.000%,  2/15/2030
i
1,519,242
Encompass Health Corporation
1,238,000 4.500%,  2/1/2028 1,215,125
Principal
Amount Long-Term Fixed Income  92.2% Value
Consumer Non-Cyclical  10.9% - continued
Endo Finance Holdings, Inc.
$ 1,125,000 8.500%,  4/15/2031
i,j
$ 1,205,475
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
i
2,590,833
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
i
1,162,459
Fortrea Holdings, Inc.
1,200,000 7.500%,  7/1/2030
i,j
1,207,878
Grifols SA
900,000 4.750%,  10/15/2028
i
843,002
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
i
901,615
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
i
762,254
Lamb Weston Holdings, Inc.
562,000 4.375%,  1/31/2032
i,j
521,299
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
i,j
766,309
895,000 9.875%,  8/15/2030
i
985,399
1,010,000 11.000%,  10/15/2030
i
1,139,670
1,082,000 10.000%,  6/1/2032
i,j
1,189,515
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
i
1,629,984
ModivCare Escrow Issuer, Inc.
1,380,000 5.000%,  10/1/2029
i,j
859,340
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
i
1,849,031
1,322,000 5.250%,  10/1/2029
i
1,297,124
MPH Acquisition Holdings, LLC
424,000 5.500%,  9/1/2028
i
305,727
Newell Brands, Inc.
306,000 6.375%,  9/15/2027
j
309,490
796,000 6.625%,  9/15/2029 805,908
Organon & Company/Organon
Foreign Debt Co-Issuer BV
805,000 4.125%,  4/30/2028
i
774,078
2,110,000 5.125%,  4/30/2031
i,j
1,987,876
Owens & Minor, Inc.
1,064,000 6.625%,  4/1/2030
i,j
1,032,822
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
i
1,335,128
1,685,000 6.125%,  9/15/2032
i
1,721,826
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,063,536
742,000 6.125%,  9/30/2032 747,728
Post Holdings, Inc.
1,100,000 4.500%,  9/15/2031
i
1,027,629
1,100,000 6.250%,  10/15/2034
f,i
1,106,934
Prime Healthcare Services, Inc.
1,230,000 9.375%,  9/1/2029
i
1,268,725
Sigma Holdco BV
652,000 7.875%,  5/15/2026
i
648,267
Simmons Foods, Inc.
3,523,000 4.625%,  3/1/2029
i
3,342,496
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
i
171,597
Star Parent, Inc.
816,000 9.000%,  10/1/2030
i
876,040

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Consumer Non-Cyclical  10.9% - continued
Surgery Center Holdings, Inc.
$ 950,000 7.250%,  4/15/2032
i,j
$ 991,584
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,480,002
1,900,000 6.750%,  5/15/2031 1,980,505
Teva Pharmaceutical Finance
Netherlands III BV
5,246,000 3.150%,  10/1/2026 5,042,491
US Acute Care Solutions, LLC
562,000 9.750%,  5/15/2029
i
582,097
Total 88,939,516
Energy  13.0%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
f,i
743,725
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
i
2,103,650
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
i
1,336,609
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,571,000 8.250%,  12/31/2028
i
1,609,449
800,000 5.875%,  6/30/2029
i
790,318
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
i
1,263,391
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
i
1,331,708
Borr IHC, Ltd./Borr Finance, LLC
1,021,220 10.000%,  11/15/2028
i
1,059,515
Buckeye Partners, LP
2,043,000 4.500%,  3/1/2028
i
1,981,327
California Resources Corporation
961,000 8.250%,  6/15/2029
i
979,334
Civitas Resources, Inc.
1,656,000 8.375%,  7/1/2028
i
1,721,361
1,339,000 8.750%,  7/1/2031
i
1,417,382
CNX Resources Corporation
818,000 7.375%,  1/15/2031
i,j
854,789
Comstock Resources, Inc.
3,310,000 5.875%,  1/15/2030
i
3,095,140
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
i
3,016,040
Crescent Energy Finance, LLC
1,844,000 7.625%,  4/1/2032
i
1,844,583
562,000 7.375%,  1/15/2033
i
553,133
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
i
995,330
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
i
657,216
DT Midstream, Inc.
843,000 4.125%,  6/15/2029
i
806,364
610,000 4.375%,  6/15/2031
i
577,428
Enerflex, Ltd.
570,000 9.000%,  10/15/2027
i
588,016
Energy Transfer, LP
1,950,000 8.000%,  5/15/2054
b
2,098,140
Principal
Amount Long-Term Fixed Income  92.2% Value
Energy  13.0% - continued
EQM Midstream Partners, LP
$ 5,019,000 4.750%,  1/15/2031
i
$ 4,859,936
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,345,571
2,320,000 7.875%,  5/15/2032 2,362,099
Gulfport Energy Corporation
843,000 6.750%,  9/1/2029
i
852,860
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
i
2,770,141
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
i
1,532,532
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
i
827,889
1,065,000 6.000%,  2/1/2031
i
1,033,812
1,750,000 6.250%,  4/15/2032
i
1,703,315
Howard Midstream Energy
Partners, LLC
2,240,000 7.375%,  7/15/2032
i
2,319,970
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
i
1,889,968
Kraken Oil & Gas Partners, LLC
1,025,000 7.625%,  8/15/2029
i
1,023,622
Laredo Petroleum, Inc.
1,609,000 7.750%,  7/31/2029
i,j
1,600,854
MEG Energy Corporation
988,000 5.875%,  2/1/2029
i
966,522
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
*,g,h
60,775
Moss Creek Resources Holdings,
Inc.
809,000 8.250%,  9/1/2031
i
798,834
Nabors Industries, Inc.
1,268,000 9.125%,  1/31/2030
i
1,307,686
562,000 8.875%,  8/15/2031
i
534,617
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
i,j
1,188,050
New Fortress Energy, Inc.
632,000 8.750%,  3/15/2029
i,j
475,826
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
i
643,918
942,000 8.375%,  2/15/2032
i
970,783
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
i
1,680,792
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
i
1,585,945
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,272,125
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,238,827
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
i
1,236,955
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
i
1,301,960
Precision Drilling Corporation
1,667,000 6.875%,  1/15/2029
i
1,663,534
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
i
1,683,239

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Energy  13.0% - continued
Rockies Express Pipeline, LLC
$ 1,610,000 4.950%,  7/15/2029
i
$ 1,539,781
Saturn Oil & Gas, Inc.
936,000 9.625%,  6/15/2029
i
924,707
SM Energy Company
450,000 7.000%,  8/1/2032
i
451,739
Southwestern Energy Company
1,037,000 4.750%,  2/1/2032 992,015
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,153,655
850,000 4.500%,  4/30/2030 814,469
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
3,265,000 5.500%,  1/15/2028
i
3,161,097
Talos Production, Inc.
472,000 9.000%,  2/1/2029
i
486,000
Teine Energy, Ltd.
1,602,000 6.875%,  4/15/2029
i
1,577,202
TGNR Intermediate Holdings, LLC
1,703,000 5.500%,  10/15/2029
i
1,618,051
Transocean, Inc.
1,430,000 8.250%,  5/15/2029
i
1,417,599
1,430,000 8.500%,  5/15/2031
i
1,420,918
USA Compression Partners, LP/
USA Compression Finance
Corporation
800,000 6.875%,  9/1/2027 806,762
Valaris, Ltd.
1,539,000 8.375%,  4/30/2030
i
1,585,176
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
i
2,353,129
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
i
1,121,751
1,060,000 9.500%,  2/1/2029
i
1,194,095
1,800,000 9.000%,  9/30/2029
b,i,k
1,824,532
2,247,000 7.000%,  1/15/2030
i
2,295,573
3,872,000 8.375%,  6/1/2031
i
4,088,545
Weatherford International, Ltd.
743,000 8.625%,  4/30/2030
i
774,222
Total 105,757,923
Financials  11.5%
Acrisure, LLC/Acrisure Finance,
Inc.
1,160,000 6.000%,  8/1/2029
i,j
1,118,787
AerCap Holdings NV
2,404,000 5.875%,  10/10/2079
b
2,403,954
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
b
872,975
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
i
2,075,189
855,000 6.750%,  4/15/2028
i
868,845
843,000 5.875%,  11/1/2029
i,j
809,501
390,000 7.000%,  1/15/2031
i
400,761
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 486,717
836,000 6.700%,  2/14/2033 854,975
Principal
Amount Long-Term Fixed Income  92.2% Value
Financials  11.5% - continued
AmWINS Group, Inc.
$ 630,000 6.375%,  2/15/2029
i
$ 645,370
1,872,000 4.875%,  6/30/2029
i
1,795,049
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
i
978,628
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
i
885,957
Bank of America Corporation
405,000 4.300%,  1/28/2025
b,k
401,491
Barclays plc
1,199,000 6.125%,  12/15/2025
b,k
1,194,960
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,i,k
398,950
Burford Capital Global Finance,
LLC
1,832,000 9.250%,  7/1/2031
i
1,971,417
Castlelake Aviation Finance DAC
1,951,000 5.000%,  4/15/2027
i
1,955,991
Centene Corporation
920,000 3.375%,  2/15/2030 847,795
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,k
411,168
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
i
386,477
Credit Acceptance Corporation
1,436,000 9.250%,  12/15/2028
i
1,535,666
Diversified Healthcare Trust
734,000 Zero Coupon,  1/15/2026
i
675,703
Drawbridge Special Opportunities
Fund, LP
3,809,000 3.875%,  2/15/2026
i
3,711,156
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
i
413,165
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
i
1,554,306
842,000 5.625%,  1/1/2030
i
834,278
Fortress Transportation and
Infrastructure Investors, LLC
1,839,000 7.000%,  5/1/2031
i
1,938,319
1,121,000 7.000%,  6/15/2032
i
1,176,715
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
i
812,185
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
i
2,000,934
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
i
952,006
791,000 8.000%,  6/15/2028
i
847,839
634,000 6.875%,  4/15/2029
i
659,538
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
i
2,080,246
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,320,000 3.750%,  12/15/2027
i
2,162,681
goeasy, Ltd.
1,257,000 9.250%,  12/1/2028
i
1,353,365
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
i
562,532

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Financials  11.5% - continued
Howard Hughes Corporation
$ 512,000 4.125%,  2/1/2029
i
$ 477,520
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,k
897,223
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
i,j
2,297,995
380,000 7.250%,  6/15/2030
i
395,914
624,000 7.375%,  1/31/2032
i
644,339
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,629,000 5.250%,  5/15/2027 2,519,217
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,i
482,155
J.P. Morgan Chase & Company
406,000 4.600%,  2/1/2025
b,k
402,478
1,966,000 4.000%,  4/1/2025
b,k
1,939,886
406,000 3.650%,  6/1/2026
b,k
392,781
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
i
459,122
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
i
571,437
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
i
627,069
1,571,000 9.500%,  2/15/2029
i
1,677,343
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
788,000 4.250%,  2/1/2027
i
768,633
1,267,000 4.750%,  6/15/2029
i
1,237,445
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,i
238,393
Macquarie Airfinance Holdings,
Ltd.
1,940,000 6.400%,  3/26/2029
i
2,019,139
825,000 6.500%,  3/26/2031
i
870,860
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
i
786,702
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
i
1,463,120
MPT Operating Partnership, LP/
MPT Finance Corporation
2,197,000 4.625%,  8/1/2029
j
1,767,119
Nationstar Mortgage Holdings,
Inc.
818,000 6.500%,  8/1/2029
i
831,765
881,000 5.125%,  12/15/2030
i
845,143
NatWest Group plc
541,000 8.125%,  11/10/2033
b,k
590,194
Navient Corporation
512,000 5.500%,  3/15/2029 496,676
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
501,000 4.500%,  9/30/2028
i
470,181
OneMain Finance Corporation
2,310,000 7.125%,  3/15/2026 2,358,314
1,678,000 3.500%,  1/15/2027 1,603,868
811,000 3.875%,  9/15/2028 752,218
1,298,000 4.000%,  9/15/2030 1,156,100
Park Intermediate Holdings, LLC
1,273,000 4.875%,  5/15/2029
i
1,235,155
Principal
Amount Long-Term Fixed Income  92.2% Value
Financials  11.5% - continued
PNC Financial Services Group,
Inc.
$ 842,000 3.400%,  9/15/2026
b,k
$ 769,008
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
i
1,654,427
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
i
814,705
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
i
626,879
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,812,000 3.875%,  3/1/2031
i
2,589,121
945,000 4.000%,  10/15/2033
i
844,155
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
i
1,713,074
Service Properties Trust
1,041,000 8.375%,  6/15/2029 1,039,830
865,000 8.625%,  11/15/2031
i
940,652
SLM Corporation
494,000 4.200%,  10/29/2025 488,361
Synchrony Financial
403,000 7.250%,  2/2/2033 418,676
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
i
1,923,652
Wells Fargo & Company
405,000 3.900%,  3/15/2026
b,k
393,622
World Acceptance Corporation
406,000 7.000%,  11/1/2026
i,j
396,340
XHR, LP
419,000 6.375%,  8/15/2025
i
418,956
840,000 4.875%,  6/1/2029
i
805,130
Total 94,147,683
Technology  7.1%
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
i
1,281,581
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
i,j
2,201,662
Block, Inc.
1,623,000 6.500%,  5/15/2032
i
1,690,059
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
i
1,313,410
Central Parent, Inc./CDK Global,
Inc.
842,000 7.250%,  6/15/2029
i
861,037
Clarivate Science Holdings
Corporation
541,000 3.875%,  7/1/2028
i
519,183
541,000 4.875%,  7/1/2029
i
520,355
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
i
3,406,765
1,482,000 9.000%,  9/30/2029
i
1,508,098
CommScope, LLC
422,000 6.000%,  3/1/2026
i,j
410,395
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
i
394,917
CoreLogic, Inc.
475,000 4.500%,  5/1/2028
i
448,304
Dye & Durham, Ltd.
1,190,000 8.625%,  4/15/2029
i
1,258,876
Entegris, Inc.
1,623,000 5.950%,  6/15/2030
i
1,653,116

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Technology  7.1% - continued
Everi Holdings, Inc.
$ 1,065,000 5.000%,  7/15/2029
i
$ 1,060,146
Gen Digital, Inc.
61,000 6.750%,  9/30/2027
i
62,676
944,000 7.125%,  9/30/2030
i,j
990,541
II-VI, Inc.
902,000 5.000%,  12/15/2029
i
881,948
Iron Mountain, Inc.
4,225,000 5.250%,  3/15/2028
i
4,208,016
890,000 5.000%,  7/15/2028
i
878,294
1,560,000 5.250%,  7/15/2030
i
1,540,303
1,840,000 4.500%,  2/15/2031
i
1,745,418
McAfee Corporation
1,245,000 7.375%,  2/15/2030
i,j
1,214,320
MSCI, Inc.
1,052,000 3.250%,  8/15/2033
i
926,081
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
i
696,850
NCR Voyix Corporation
1,124,000 5.000%,  10/1/2028
i
1,103,214
660,000 5.125%,  4/15/2029
i
645,835
Neptune Bidco US, Inc.
1,629,000 9.290%,  4/15/2029
i
1,595,687
Newfold Digital Holdings Group,
Inc.
475,000 11.750%,  10/15/2028
i
467,538
Open Text Corporation
2,284,000 3.875%,  12/1/2029
i
2,123,185
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
i
1,481,204
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
i
393,586
PTC, Inc.
1,445,000 4.000%,  2/15/2028
i
1,401,780
RingCentral, Inc.
1,570,000 8.500%,  8/15/2030
i
1,679,660
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
i
994,537
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,384,366
Sensata Technologies BV
956,000 4.000%,  4/15/2029
i
911,333
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
i
411,996
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,360,000 4.625%,  11/1/2026
i
1,345,985
198,000 6.750%,  8/15/2032
i
206,719
SS&C Technologies, Inc.
2,253,000 5.500%,  9/30/2027
i
2,252,024
UKG, Inc.
1,571,000 6.875%,  2/1/2031
i
1,623,316
Unisys Corporation
1,690,000 6.875%,  11/1/2027
i
1,630,588
Viavi Solutions, Inc.
2,112,000 3.750%,  10/1/2029
i
1,916,453
Xerox Holdings Corporation
167,000 5.000%,  8/15/2025
i
165,459
1,775,000 5.500%,  8/15/2028
i
1,515,494
Total 57,922,310
Principal
Amount Long-Term Fixed Income  92.2% Value
Transportation  1.7%
American Airlines Group, Inc.
$ 534,000 3.750%,  3/1/2025
i
$ 528,518
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
935,667 5.500%,  4/20/2026
i
932,998
411,000 5.750%,  4/20/2029
i
410,319
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
i,j
938,440
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
i
886,238
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
716,925 11.000%,  4/15/2029
i
719,793
JetBlue Airways Corporation/
JetBlue Loyalty, LP
1,645,000 9.875%,  9/20/2031
i
1,732,752
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
i
1,595,034
RXO, Inc.
2,176,000 7.500%,  11/15/2027
i
2,244,131
Stena International SA
1,255,000 7.250%,  1/15/2031
i
1,318,794
United Airlines, Inc.
759,000 4.375%,  4/15/2026
i
746,817
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
i
449,944
1,441,000 6.375%,  2/1/2030
i,j
1,238,013
Total 13,741,791
Utilities  3.5%
AES Corporation
541,000 7.600%,  1/15/2055
b
569,154
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
i
729,136
Calpine Corporation
1,290,000 4.500%,  2/15/2028
i
1,259,542
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
590,678
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b
571,065
Edison International
1,345,000 5.000%,  12/15/2026
b,k
1,314,186
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
i
1,004,210
Lightning Power, LLC
1,230,000 7.250%,  8/15/2032
i
1,293,391
NextEra Energy Operating
Partners, LP
1,596,000 3.875%,  10/15/2026
i
1,554,653
NiSource, Inc.
365,000 6.375%,  3/31/2055
b
371,827
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
i
1,335,551
PG&E Corporation
2,479,000 5.000%,  7/1/2028 2,457,338
Sunnova Energy Corporation
541,000 5.875%,  9/1/2026
i
505,125
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
i
1,610,757

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.2% Value
Utilities  3.5% - continued
Terraform Global Operating, LLC
$ 3,070,000 6.125%,  3/1/2026
i
$ 3,071,510
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
i
3,705,088
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,i,k
4,149,568
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
i
2,425,093
Total 28,517,872
Total Long-Term Fixed Income
(cost $752,462,278) 751,809,412
Shares
Collateral Held for Securities
Loaned 8.3% Value
67,935,355 Thrivent Cash Management Trust 67,935,355
Total Collateral Held for
Securities Loaned
(cost $67,935,355) 67,935,355
Shares
Registered Investment
Companies   1.8% Value
U.S. Unaffiliated   1.8%
384,768 iShares Broad USD High Yield
Corporate Bond ETF 14,486,515
Total 14,486,515
Total Registered Investment
Companies (cost $13,806,663) 14,486,515
Shares Short-Term Investments 2.2% Value
Thrivent Core Short-Term Reserve
Fund
1,793,873 5.250% 17,938,729
Total Short-Term Investments
(cost $17,929,135) 17,938,729
Total Investments (cost
$876,924,009) 107.5% $876,942,982
Other Assets and Liabilities, Net
(7.5%) (61,438,887)
Total Net Assets 100.0% $815,504,095
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2024.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $646,122,984 or
79.2% of total net assets.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of September 30, 2024 was $83,788 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
Mesquite Energy, Inc., 2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 58,637,030
Total lending $58,637,030
Gross amount payable upon return of
collateral for securities loaned $67,935,355
Net amounts due to counterparty $9,298,325
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,202,845 – – 1,202,845
Capital Goods 1,534,163 – 1,534,163 –
Communications Services 3,090,779 – 3,090,779 –
Consumer Cyclical 1,607,130 – 1,607,130 –
Consumer Non-Cyclical 5,593,076 – 5,593,076 –
Financials 4,914,364 – 4,914,364 –
Technology 1,524,672 – 1,524,672 –
Transportation 5,305,942 – 5,305,942 –
Long-Term Fixed Income
Basic Materials 43,581,426 – 43,581,426 –
Capital Goods 82,403,851 – 82,403,851 –
Communications Services 102,535,574 – 102,535,574 –
Consumer Cyclical 134,261,466 – 134,261,466 –
Consumer Non-Cyclical 88,939,516 – 88,939,516 –
Energy 105,757,923 – 105,757,923 –
Financials 94,147,683 – 94,147,683 –
Technology 57,922,310 – 57,922,310 –
Transportation 13,741,791 – 13,741,791 –
Utilities 28,517,872 – 28,517,872 –
Registered Investment Companies
U.S. Unaffiliated 14,486,515 14,486,515 – –
Subtotal Investments in Securities $791,068,898 $14,486,515 $775,379,538 $1,202,845
Other Investments  * Total
Affiliated Short-Term Investments 17,938,729
Collateral Held for Securities Loaned 67,935,355
Subtotal Other Investments $85,874,084
Total Investments at Value $876,942,982
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $20,508 $159,897 $162,466 $17,939 1,794 2.2%
Total Affiliated Short-Term Investments 20,508 17,939 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 60,748 209,555 202,368 67,935 67,935 8.3
Total Collateral Held for Securities Loaned 60,748 67,935 8.3
Total Value $81,256 $85,874
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $964
Total Income/Non Cash Income from Affiliated
Investments $964
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 285
Total Affiliated Income from Securities Loaned, Net $285
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96.7% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 97,437
5.469%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 51,535
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
128,980
5.408%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
119,539
Total 171,074
Basic Materials  2.0%
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
240,903
Anglo American Capital plc
2,050,000 4.750%,  4/10/2027
c
2,059,917
Celanese US Holdings, LLC
2,800,000 6.550%,  11/15/2030 3,018,087
FMC Corporation
4,400,000 5.650%,  5/18/2033
d
4,550,643
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 317,586
Glencore Funding, LLC
1,275,000 5.893%,  4/4/2054
c
1,341,024
1,800,000 3.375%,  9/23/2051
c
1,270,690
2,700,000 2.500%,  9/1/2030
c
2,420,629
International Flavors & Fragrances,
Inc.
1,700,000 1.832%,  10/15/2027
c
1,574,362
3,650,000 2.300%,  11/1/2030
c
3,201,134
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034 1,781,545
Olin Corporation
320,000 5.125%,  9/15/2027 318,159
Sherwin-Williams Company
1,375,000 4.800%,  9/1/2031 1,402,387
Smurfit Kappa Treasury, ULC
2,350,000 5.777%,  4/3/2054
c
2,515,750
1,800,000 5.438%,  4/3/2034
c
1,875,967
Total 27,888,783
Capital Goods  5.3%
BAE Systems plc
625,000 5.500%,  3/26/2054
c
655,009
2,050,000 3.400%,  4/15/2030
c
1,941,674
1,600,000 1.900%,  2/15/2031
c
1,366,642
Boeing Company
1,750,000 5.805%,  5/1/2050 1,690,708
1,825,000 6.858%,  5/1/2054
c
2,003,138
4,150,000 5.930%,  5/1/2060 3,975,151
2,150,000 7.008%,  5/1/2064
c
2,368,823
900,000 6.528%,  5/1/2034
c
965,939
3,500,000 5.705%,  5/1/2040 3,414,919
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,399,870
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,915,462
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,880,679
Principal
Amount Long-Term Fixed Income  96.7% Value
Capital Goods  5.3% - continued
Howmet Aerospace, Inc.
$ 4,750,000 3.000%,  1/15/2029 $ 4,503,568
1,900,000 5.950%,  2/1/2037 2,077,720
Ingersoll Rand, Inc.
700,000 5.400%,  8/14/2028 729,528
1,000,000 5.700%,  8/14/2033 1,071,417
John Deere Capital Corporation
2,700,000 5.100%,  4/11/2034 2,827,079
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,850,260
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,573,169
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028 2,963,197
2,800,000 6.300%,  2/15/2030 2,978,025
Republic Services, Inc.
5,100,000 4.875%,  4/1/2029 5,242,536
RTX Corporation
1,000,000 3.030%,  3/15/2052 698,821
1,150,000 6.400%,  3/15/2054 1,357,814
2,850,000 6.000%,  3/15/2031 3,099,681
1,150,000 6.100%,  3/15/2034 1,269,575
925,000 4.450%,  11/16/2038 880,998
Spirit AeroSystems, Inc.
3,750,000 4.600%,  6/15/2028 3,583,075
Teledyne Technologies, Inc.
2,250,000 2.250%,  4/1/2028 2,100,579
Textron, Inc.
2,060,000 3.650%,  3/15/2027 2,027,898
Waste Connections, Inc.
4,400,000 5.000%,  3/1/2034 4,516,313
Total 71,929,267
Collateralized Mortgage Obligations  <0.1%
Wachovia Mortgage Loan Trust,
LLC
41,617
6.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
40,761
Total 40,761
Communications Services  7.4%
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,761,845
2,350,000 1.875%,  10/15/2030 2,024,431
1,400,000 5.650%,  3/15/2033 1,478,912
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,725,366
1,981,000 4.300%,  2/15/2030 1,978,591
2,250,000 2.750%,  6/1/2031 2,034,304
4,487,000 2.550%,  12/1/2033 3,782,036
3,550,000 5.400%,  2/15/2034 3,724,917
1,700,000 4.500%,  3/9/2048 1,507,348
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,650,000 5.375%,  6/1/2029
c
3,517,480
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,650,000 6.100%,  6/1/2029 2,742,908
2,200,000 6.550%,  6/1/2034 2,288,381
2,450,000 6.384%,  10/23/2035 2,501,757
2,500,000 3.500%,  6/1/2041 1,756,303

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Communications Services  7.4% - continued
$ 3,150,000 6.484%,  10/23/2045 $ 3,038,786
Comcast Corporation
2,700,000 5.300%,  6/1/2034 2,844,382
2,650,000 4.600%,  10/15/2038 2,575,777
1,200,000 4.650%,  7/15/2042 1,134,262
Crown Castle, Inc.
2,200,000 3.800%,  2/15/2028 2,159,566
2,200,000 4.300%,  2/15/2029 2,179,889
Discovery Communications, LLC
1,100,000 4.900%,  3/11/2026 1,099,150
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 2,168,387
2,000,000 4.800%,  5/15/2030 2,080,435
2,250,000 4.950%,  5/15/2033 2,361,699
Netflix, Inc.
2,731,000 5.875%,  11/15/2028 2,910,340
1,800,000 6.375%,  5/15/2029 1,966,442
4,300,000 4.875%,  6/15/2030
c
4,436,466
Rogers Communications, Inc.
1,850,000 5.000%,  2/15/2029 1,887,928
1,100,000 5.300%,  2/15/2034 1,119,095
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 251,118
6,200,000 8.750%,  3/15/2032 7,687,507
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 3,220,734
2,150,000 4.850%,  1/15/2029 2,195,233
1,800,000 3.500%,  4/15/2031 1,693,723
1,800,000 3.000%,  2/15/2041 1,382,395
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054 1,310,399
1,600,000 4.000%,  3/22/2050 1,333,314
1,591,000 1.680%,  10/30/2030 1,360,966
2,240,000 4.780%,  2/15/2035
c
2,236,783
3,700,000 3.400%,  3/22/2041 3,021,744
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c,d
2,957,980
Vodafone Group plc
2,100,000 5.750%,  6/28/2054 2,174,018
Warnermedia Holdings, Inc.
3,050,000 4.279%,  3/15/2032 2,709,413
Total 100,322,510
Consumer Cyclical  8.9%
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,337,158
American Honda Finance
Corporation
3,150,000 4.400%,  9/5/2029 3,163,516
3,700,000 5.050%,  7/10/2031 3,808,478
BMW US Capital, LLC
3,150,000 4.850%,  8/13/2031
c
3,166,444
BorgWarner, Inc.
1,775,000 4.950%,  8/15/2029 1,804,535
2,600,000 5.400%,  8/15/2034 2,654,635
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,737,542
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,796,301
4,500,000 2.375%,  12/14/2028
c
4,160,125
Expedia Group, Inc.
4,400,000 3.250%,  2/15/2030 4,149,102
Principal
Amount Long-Term Fixed Income  96.7% Value
Consumer Cyclical  8.9% - continued
Ford Motor Company
$ 1,700,000 3.250%,  2/12/2032 $ 1,447,763
Ford Motor Credit Company, LLC
2,375,000 5.125%,  11/5/2026 2,386,423
2,100,000 5.850%,  5/17/2027 2,137,901
1,750,000 6.800%,  5/12/2028 1,833,400
2,300,000 7.350%,  3/6/2030 2,490,803
3,400,000 6.050%,  3/5/2031 3,489,989
General Motors Company
2,425,000 6.800%,  10/1/2027 2,567,618
General Motors Financial
Company, Inc.
3,550,000 5.750%,  2/8/2031 3,670,489
4,550,000 6.400%,  1/9/2033 4,851,759
1,650,000 6.100%,  1/7/2034 1,718,463
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,211,623
Harley-Davidson Financial
Services, Inc.
1,044,000 6.500%,  3/10/2028
c
1,088,001
2,150,000 5.950%,  6/11/2029
c
2,202,046
Home Depot, Inc.
750,000 4.850%,  6/25/2031 777,441
1,050,000 4.950%,  6/25/2034 1,091,608
2,180,000 4.250%,  4/1/2046 1,982,597
Hyatt Hotels Corporation
2,200,000 5.750%,  4/23/2030 2,302,652
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,520,273
5,600,000 6.200%,  9/21/2030
c,d
6,039,574
Kohl's Corporation
3,150,000 4.625%,  5/1/2031 2,652,774
Las Vegas Sands Corporation
1,050,000 6.000%,  8/15/2029 1,091,164
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,769,477
4,250,000 2.625%,  4/1/2031
d
3,819,312
Marriott International, Inc./MD
4,900,000 4.625%,  6/15/2030 4,945,715
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,984,475
Nissan Motor Acceptance
Company, LLC
1,700,000 7.050%,  9/15/2028
c
1,800,975
PACCAR Financial Corporation
1,500,000 4.600%,  1/31/2029
d
1,538,124
Tapestry, Inc.
1,150,000 7.000%,  11/27/2026 1,189,823
Target Corporation
2,750,000 2.950%,  1/15/2052 1,949,324
1,250,000 4.500%,  9/15/2034 1,250,113
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,231,750
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,576,723
VICI Properties, LP/VICI Note
Company, Inc.
640,000 4.500%,  9/1/2026
c
637,042
180,000 4.250%,  12/1/2026
c
178,249
3,000,000 5.750%,  2/1/2027
c
3,051,699
1,800,000 3.750%,  2/15/2027
c
1,755,573
180,000 4.625%,  12/1/2029
c
176,578

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Consumer Cyclical  8.9% - continued
Walmart, Inc.
$ 2,200,000 4.500%,  9/9/2052 $ 2,137,452
ZF North America Capital, Inc.
2,650,000 6.750%,  4/23/2030
c
2,672,575
2,650,000 6.875%,  4/23/2032
c
2,659,336
Total 120,656,512
Consumer Non-Cyclical  9.7%
Abbott Laboratories
2,500,000 6.000%,  4/1/2039 2,887,398
AbbVie, Inc.
1,050,000 5.400%,  3/15/2054 1,113,375
1,050,000 5.050%,  3/15/2034 1,096,745
5,100,000 4.550%,  3/15/2035 5,101,265
3,100,000 4.300%,  5/14/2036 3,018,675
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 4,207,715
2,400,000 5.250%,  3/2/2033 2,498,581
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,210,000 4.700%,  2/1/2036 2,218,900
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030 2,669,387
586,000 4.600%,  4/15/2048 557,016
2,200,000 4.439%,  10/6/2048 2,036,033
AstraZeneca Finance, LLC
1,600,000 4.850%,  2/26/2029 1,650,105
AstraZeneca plc
3,400,000 2.125%,  8/6/2050
d
2,056,296
3,000,000 1.375%,  8/6/2030 2,579,647
BAT Capital Corporation
3,500,000 2.259%,  3/25/2028 3,256,408
2,500,000 6.343%,  8/2/2030 2,705,932
1,150,000 5.834%,  2/20/2031 1,219,837
1,900,000 7.750%,  10/19/2032 2,248,051
Becton, Dickinson and Company
3,041,000 3.794%,  5/20/2050 2,461,921
1,550,000 5.081%,  6/7/2029 1,601,993
Bristol-Myers Squibb Company
1,150,000 6.250%,  11/15/2053 1,332,139
Bunge, Ltd. Finance Corporation
775,000 4.650%,  9/17/2034 773,322
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,260,720
Conagra Brands, Inc.
1,550,000 5.300%,  11/1/2038 1,556,152
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 628,746
1,350,000 4.800%,  1/15/2029 1,374,548
2,700,000 4.900%,  5/1/2033 2,728,167
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,467,042
950,000 4.250%,  4/1/2050 766,795
1,900,000 5.125%,  2/21/2030 1,948,305
2,150,000 5.550%,  6/1/2031 2,242,753
2,800,000 2.125%,  9/15/2031 2,365,980
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,634,554
2,250,000 4.700%,  2/27/2033 2,314,729
HCA, Inc.
3,000,000 5.625%,  9/1/2028 3,114,712
Principal
Amount Long-Term Fixed Income  96.7% Value
Consumer Non-Cyclical  9.7% - continued
Imperial Brands Finance plc
$ 1,700,000 3.500%,  7/26/2026
c
$ 1,666,182
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
3,000,000 4.375%,  2/2/2052 2,382,718
1,200,000 5.500%,  1/15/2030 1,215,485
1,600,000 3.625%,  1/15/2032 1,462,799
3,400,000 3.000%,  5/15/2032 2,948,413
Kenvue, Inc.
1,750,000 5.050%,  3/22/2053 1,798,096
1,600,000 5.000%,  3/22/2030 1,671,506
Kraft Heinz Foods Company
1,770,000 4.375%,  6/1/2046 1,566,522
Mattel, Inc.
1,500,000 3.375%,  4/1/2026
c
1,466,310
Medtronic, Inc.
3,200,000 4.375%,  3/15/2035 3,181,784
Nestle Holdings, Inc.
2,400,000 4.850%,  3/14/2033
c
2,486,828
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,718,969
Pfizer Investment Enterprises,
Private Ltd.
2,325,000 5.300%,  5/19/2053 2,405,082
2,000,000 5.340%,  5/19/2063 2,054,526
1,167,000 4.750%,  5/19/2033 1,189,521
Philip Morris International, Inc.
4,500,000 5.500%,  9/7/2030 4,763,845
1,850,000 5.125%,  2/13/2031 1,922,889
2,435,000 5.750%,  11/17/2032 2,617,092
3,750,000 5.250%,  2/13/2034 3,894,426
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,560,725
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
c
2,515,022
1,550,000 4.985%,  3/8/2034
c
1,616,084
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,075,549
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,133,215
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 2,010,213
2,600,000 5.300%,  7/5/2034 2,713,426
Viterra Finance BV
2,750,000 5.250%,  4/21/2032
c
2,787,818
Total 131,518,989
Energy  6.9%
BP Capital Markets America, Inc.
4,500,000 3.001%,  3/17/2052 3,089,015
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,e
1,683,092
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 639,985
Cheniere Energy Partners, LP
6,310,000 4.500%,  10/1/2029 6,223,720
2,000,000 4.000%,  3/1/2031 1,892,777
1,900,000 5.950%,  6/30/2033 2,010,477
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034
c
1,138,071

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Energy  6.9% - continued
Columbia Pipelines Holding
Company, LLC
$ 750,000 5.097%,  10/1/2031
c
$ 756,464
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 564,283
550,000 5.400%,  4/18/2034 561,467
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
b
1,183,566
1,950,000 6.050%,  9/1/2054 2,020,099
1,500,000 6.500%,  11/15/2026
b,e
1,496,412
2,400,000 4.200%,  4/15/2027 2,392,044
2,900,000 3.750%,  5/15/2030 2,770,293
1,100,000 5.550%,  5/15/2034 1,138,953
Enterprise Products Operating,
LLC
1,350,000
8.343%,  (TSFR3M +
3.248%), 8/16/2077
b
1,349,966
EQM Midstream Partners, LP
3,100,000 7.500%,  6/1/2030
c
3,404,528
1,525,000 4.750%,  1/15/2031
c
1,476,669
Halliburton Company
2,800,000 4.850%,  11/15/2035 2,795,840
Hess Corporation
1,600,000 4.300%,  4/1/2027 1,599,619
Marathon Oil Corporation
3,100,000 5.300%,  4/1/2029 3,214,462
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,777,241
1,050,000 5.500%,  6/1/2034 1,078,751
National Fuel Gas Company
2,186,000 5.500%,  1/15/2026 2,205,724
ONEOK, Inc.
900,000 5.650%,  11/1/2028 940,665
5,400,000 6.350%,  1/15/2031 5,851,320
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,650,530
Phillips 66 Company
2,750,000 4.950%,  12/1/2027 2,814,193
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,581,301
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,858,508
Schlumberger Holdings
Corporation
2,250,000 3.900%,  5/17/2028
c
2,225,132
South Bow Canadian Infrastructure
Holdings, Ltd.
1,525,000 7.625%,  3/1/2055
b,c
1,580,435
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029
c
1,930,025
Southwestern Energy Company
4,300,000 5.375%,  3/15/2030 4,286,960
1,500,000 4.750%,  2/1/2032 1,434,930
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,253,596
725,000 5.500%,  2/15/2035 746,664
TotalEnergies Capital SA
4,000,000 5.488%,  4/5/2054 4,133,774
800,000 5.150%,  4/5/2034 832,062
TransCanada PipeLines, Ltd.
1,750,000 4.625%,  3/1/2034 1,726,682
Principal
Amount Long-Term Fixed Income  96.7% Value
Energy  6.9% - continued
Western Gas Partners, LP
$ 3,700,000 4.650%,  7/1/2026 $ 3,700,470
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,649,122
2,450,000 7.500%,  1/15/2031 2,792,135
2,000,000 4.850%,  3/1/2048 1,824,061
Total 94,276,083
Financials  36.8%
AerCap Holdings NV
2,450,000 5.875%,  10/10/2079
b
2,449,953
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.950%,  3/10/2055
b
1,347,824
1,500,000 4.625%,  10/15/2027 1,508,256
2,800,000 3.875%,  1/23/2028 2,752,234
4,100,000 6.150%,  9/30/2030 4,415,577
1,900,000 3.400%,  10/29/2033 1,681,032
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,e
3,996,629
1,850,000 3.625%,  4/1/2027 1,812,890
2,000,000 3.000%,  2/1/2030 1,843,451
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
c
748,319
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
1,031,262
Ally Financial, Inc.
2,640,000 5.750%,  11/20/2025 2,651,405
1,750,000 8.000%,  11/1/2031 1,981,206
American Express Company
1,800,000 6.489%,  10/30/2031
b
1,989,884
2,000,000 5.284%,  7/26/2035
b
2,082,412
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,331,256
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c
1,736,331
1,500,000 5.898%,  7/10/2034
b,c
1,551,581
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,679,873
Ares Capital Corporation
2,850,000 3.875%,  1/15/2026 2,808,487
1,800,000 2.875%,  6/15/2027 1,702,669
2,600,000 5.875%,  3/1/2029 2,662,469
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,636,534
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
b,c
2,161,581
Avolon Holdings Funding, Ltd.
4,400,000 4.375%,  5/1/2026
c
4,356,028
2,600,000 5.750%,  11/15/2029
c
2,683,506
Banco Santander SA
3,600,000 5.294%,  8/18/2027 3,682,280
1,800,000 4.379%,  4/12/2028 1,791,554
1,600,000 5.439%,  7/15/2031 1,673,030
Bank of America Corporation
2,950,000 3.705%,  4/24/2028
b
2,907,289
1,750,000 5.202%,  4/25/2029
b
1,799,363
3,500,000 5.819%,  9/15/2029
b
3,683,344
1,825,000 3.974%,  2/7/2030
b
1,793,219
2,720,000 3.194%,  7/23/2030
b
2,574,463
3,500,000 2.572%,  10/20/2032
b
3,068,923
3,800,000 4.571%,  4/27/2033
b
3,781,748

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  36.8% - continued
$ 1,600,000 5.468%,  1/23/2035
b
$ 1,682,567
4,400,000 5.425%,  8/15/2035
b
4,510,452
1,800,000 4.244%,  4/24/2038
b
1,705,998
Bank of Montreal
3,150,000 5.511%,  6/4/2031 3,318,104
Bank of New York Mellon
Corporation
2,175,000 5.802%,  10/25/2028
b
2,279,855
2,800,000 4.543%,  2/1/2029
b
2,832,767
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
3,089,555
2,800,000 5.829%,  5/9/2027
b
2,853,247
825,000 5.674%,  3/12/2028
b
847,601
2,150,000 4.837%,  9/10/2028
b
2,168,085
1,150,000 9.625%,  12/15/2029
b,e
1,294,801
2,600,000 2.645%,  6/24/2031
b
2,324,298
BBVA Bancomer SA/Texas
750,000 5.250%,  9/10/2029
c
759,975
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 4,216,855
950,000 4.250%,  1/15/2049 879,710
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,630,040
1,700,000 4.950%,  9/26/2027
c
1,684,779
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,194,786
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,943,600
850,000 6.600%,  9/15/2029
c,d
871,990
Blue Owl Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,443,612
Blue Owl Technology Finance
Corporation II
2,100,000 6.750%,  4/4/2029
c
2,109,832
BNP Paribas SA
1,650,000 8.500%,  8/14/2028
b,c,e
1,770,191
BPCE SA
1,750,000 6.612%,  10/19/2027
b,c
1,816,693
1,650,000 6.508%,  1/18/2035
b,c
1,735,479
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,383,067
Centene Corporation
160,000 4.250%,  12/15/2027 157,144
480,000 4.625%,  12/15/2029 469,719
3,605,000 3.375%,  2/15/2030 3,322,067
3,000,000 2.500%,  3/1/2031 2,578,592
2,200,000 2.625%,  8/1/2031 1,886,440
Charles Schwab Corporation
1,800,000 5.375%,  6/1/2025
b,e
1,796,982
2,300,000 6.196%,  11/17/2029
b
2,458,675
3,100,000 4.000%,  12/1/2030
b,e
2,772,305
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,992,772
2,500,000 4.075%,  4/23/2029
b
2,475,475
2,400,000 7.125%,  8/15/2029
b,e
2,498,258
2,450,000 5.174%,  2/13/2030
b
2,516,740
5,150,000 3.057%,  1/25/2033
b
4,599,820
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,664,433
1,425,000 5.718%,  7/23/2032
b
1,477,797
Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  36.8% - continued
Comerica, Inc.
$ 1,600,000 5.625%,  7/1/2025
b,d,e
$ 1,589,555
COPT Defense Properties, LP
1,675,000 2.250%,  3/15/2026 1,617,825
Corebridge Financial, Inc.
1,550,000 6.375%,  9/15/2054
b
1,565,949
1,050,000 3.650%,  4/5/2027 1,032,936
1,650,000 3.850%,  4/5/2029 1,607,294
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
c
1,735,644
2,050,000 5.200%,  6/24/2029
c
2,115,415
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,f
245,000
2,500,000 7.250%,  N/A
*,f
250,000
1,950,000 7.500%,  N/A
*,f
195,000
Deutsche Bank AG/New York, NY
2,200,000 2.311%,  11/16/2027
b
2,092,996
2,550,000 4.999%,  9/11/2030
b
2,563,761
Discover Bank
3,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,603,838
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,717,169
1,250,000 6.100%,  10/15/2052 1,388,610
2,000,000 4.750%,  2/15/2033 2,022,980
EPR Properties
1,976,000 4.950%,  4/15/2028 1,958,406
3,700,000 3.750%,  8/15/2029 3,459,929
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,090,730
2,600,000 5.900%,  1/15/2031 2,757,947
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055
c
2,759,383
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b
1,569,668
First Horizon Bank
2,000,000 5.750%,  5/1/2030
d
2,030,708
First-Citizens Bank & Trust
Company
4,350,000 6.125%,  3/9/2028 4,548,544
FS KKR Capital Corporation
4,098,000 4.250%,  2/14/2025
c,d
4,073,633
4,750,000 6.875%,  8/15/2029 4,945,305
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 979,208
Goldman Sachs Group, Inc.
2,200,000 4.950%,  2/10/2025
b,e
2,182,439
3,750,000 3.814%,  4/23/2029
b
3,676,480
4,600,000 4.223%,  5/1/2029
b
4,573,178
4,700,000 3.102%,  2/24/2033
b
4,228,743
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,018,409
2,100,000 4.200%,  4/15/2029 2,029,317
HSBC Holdings plc
2,970,000 4.041%,  3/13/2028
b
2,939,428
Huntington Bancshares, Inc./OH
3,500,000 5.709%,  2/2/2035
b
3,643,695
ING Groep NV
2,600,000 6.083%,  9/11/2027
b
2,679,946
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,193,635

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  36.8% - continued
$ 1,350,000 4.350%,  6/15/2029 $ 1,360,827
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 916,168
1,750,000 5.450%,  8/15/2030 1,823,914
1,500,000 2.000%,  8/15/2031 1,258,948
J.P. Morgan Chase & Company
1,100,000 5.040%,  1/23/2028
b
1,118,399
2,700,000 6.875%,  6/1/2029
b,d,e
2,895,186
3,350,000 5.299%,  7/24/2029
b
3,466,255
2,300,000 6.087%,  10/23/2029
b
2,451,873
2,600,000 4.995%,  7/22/2030
b
2,673,387
2,200,000 2.956%,  5/13/2031
b
2,023,447
1,200,000 2.580%,  4/22/2032
b
1,070,202
2,400,000 2.545%,  11/8/2032
b
2,111,145
3,300,000 4.586%,  4/26/2033
b
3,300,699
3,700,000 4.912%,  7/25/2033
b
3,779,102
2,500,000 5.717%,  9/14/2033
b
2,650,658
900,000 5.336%,  1/23/2035
b
940,724
Jackson National Life Global
Funding
1,375,000 5.550%,  7/2/2027
c
1,412,352
KeyBank NA/Cleveland, OH
2,225,000 4.150%,  8/8/2025 2,208,460
KeyCorp
2,900,000 2.250%,  4/6/2027 2,742,985
1,850,000 6.401%,  3/6/2035
b
2,011,428
Kilroy Realty, LP
2,050,000 4.250%,  8/15/2029 1,962,820
900,000 6.250%,  1/15/2036 921,497
Kimco Realty OP, LLC
1,750,000 6.400%,  3/1/2034 1,948,172
Lloyds Banking Group plc
910,000 4.650%,  3/24/2026 908,195
2,000,000 5.985%,  8/7/2027
b
2,052,805
2,000,000 5.462%,  1/5/2028
b
2,044,813
2,050,000 5.721%,  6/5/2030
b
2,148,172
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
1,953,110
Macquarie Airfinance Holdings,
Ltd.
1,550,000 5.150%,  3/17/2030
c
1,553,371
375,000 6.500%,  3/26/2031
c
395,845
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
c
3,046,921
Met Tower Global Funding
2,150,000 5.250%,  4/12/2029
c
2,246,911
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
c
4,463,242
Mitsubishi UFJ Financial Group,
Inc.
2,750,000 5.133%,  7/20/2033
b
2,834,153
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,814,709
Morgan Stanley
1,500,000 5.123%,  2/1/2029
b
1,537,863
1,300,000 5.449%,  7/20/2029
b
1,350,828
2,650,000 5.656%,  4/18/2030
b
2,787,576
3,350,000 3.622%,  4/1/2031
b
3,216,554
2,350,000 1.794%,  2/13/2032
b
1,989,214
2,250,000 2.943%,  1/21/2033
b
2,009,805
1,050,000 4.889%,  7/20/2033
b
1,063,121
3,600,000 6.342%,  10/18/2033
b
4,003,326
Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  36.8% - continued
$ 1,400,000 6.627%,  11/1/2034
b
$ 1,583,464
1,600,000 5.466%,  1/18/2035
b
1,672,946
2,100,000 5.297%,  4/20/2037
b
2,115,889
Morgan Stanley Direct Lending
Fund
2,750,000 6.150%,  5/17/2029
c
2,786,075
Nationwide Building Society
2,800,000 6.557%,  10/18/2027
b,c
2,915,264
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,206,609
NatWest Group plc
1,000,000 3.754%,  11/1/2029
b
998,473
1,050,000 8.125%,  11/10/2033
b,e
1,145,479
3,600,000 3.032%,  11/28/2035
b
3,201,901
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
c
3,163,422
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,151,093
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,329,063
1,625,000 3.625%,  10/1/2029 1,531,488
PNC Financial Services Group,
Inc.
2,300,000 6.615%,  10/20/2027
b
2,403,666
3,500,000 6.250%,  3/15/2030
b,e
3,554,222
4,000,000 5.068%,  1/24/2034
b
4,055,418
2,100,000 6.875%,  10/20/2034
b
2,404,456
Prologis, LP
1,750,000 1.750%,  2/1/2031 1,501,391
Prudential Financial, Inc.
1,750,000 6.500%,  3/15/2054
b
1,870,321
2,250,000 3.700%,  10/1/2050
b
2,077,584
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,303,193
Realty Income Corporation
1,550,000 3.400%,  1/15/2030 1,473,326
3,225,000 3.200%,  2/15/2031 2,988,208
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,534,901
2,250,000 3.700%,  6/15/2030 2,164,713
1,250,000 5.250%,  1/15/2034 1,290,315
2,200,000 5.100%,  1/15/2035 2,238,983
Regions Financial Corporation
1,900,000 5.722%,  6/6/2030
b
1,968,265
1,400,000 5.502%,  9/6/2035
b
1,424,684
RGA Global Funding
4,500,000 6.000%,  11/21/2028
c
4,772,420
1,100,000 5.500%,  1/11/2031
c
1,149,718
Royal Bank of Canada
2,650,000 7.500%,  5/2/2084
b
2,829,956
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,047,015
Simon Property Group, LP
1,350,000 6.650%,  1/15/2054 1,607,524
Societe Generale SA
2,850,000 10.000%,  11/14/2028
b,c,e
3,063,283
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
b,c
1,078,263
State Street Corporation
1,350,000 6.700%,  3/15/2029
b,e
1,398,582

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Financials  36.8% - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 3,350,000 5.808%,  9/14/2033
d
$ 3,628,759
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,766,708
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,436,598
1,762,000 5.125%,  12/15/2027
b,e
1,730,928
1,350,000 5.435%,  1/24/2030
b
1,397,331
U.S. Bancorp
2,850,000 5.775%,  6/12/2029
b
2,986,899
1,100,000 5.384%,  1/23/2030
b
1,142,358
1,000,000 5.678%,  1/23/2035
b
1,059,998
UBS Group AG
2,850,000 4.875%,  2/12/2027
b,c,e
2,727,205
6,100,000 3.869%,  1/12/2029
b,c
5,968,559
2,300,000 6.850%,  9/10/2029
b,c,e
2,327,386
250,000 3.091%,  5/14/2032
b,c
225,438
7,550,000 6.537%,  8/12/2033
b,c
8,335,517
1,650,000 9.250%,  11/13/2033
b,c,e
1,945,901
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,881,805
3,600,000 4.950%,  5/15/2062 3,482,112
1,240,000 4.750%,  7/15/2045 1,202,215
1,975,000 4.450%,  12/15/2048 1,795,902
Ventas Realty, LP
3,800,000 5.000%,  1/15/2035 3,805,861
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
3,139,405
2,100,000 5.707%,  4/22/2028
b
2,168,439
2,000,000 6.303%,  10/23/2029
b
2,139,910
2,850,000 5.198%,  1/23/2030
b
2,938,113
3,250,000 4.478%,  4/4/2031
b
3,253,680
3,300,000 4.897%,  7/25/2033
b
3,337,828
2,600,000 6.491%,  10/23/2034
b
2,905,422
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,883,845
3,150,000 2.963%,  11/16/2040
d
2,383,383
Willis North America, Inc.
2,600,000 4.650%,  6/15/2027 2,620,655
Total 499,144,638
Foreign Government  0.5%
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
972,741
4,050,000 6.000%,  2/22/2033
c
4,135,425
Saudi Arabian Oil Company
1,525,000 5.875%,  7/17/2064
c
1,543,306
Total 6,651,472
Mortgage-Backed Securities  0.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,035,803 5.500%,  7/1/2053 9,210,868
Total 9,210,868
Technology  6.2%
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,308,870
2,250,000 3.950%,  8/8/2052 1,982,941
1,420,000 3.750%,  9/12/2047 1,223,507
Principal
Amount Long-Term Fixed Income  96.7% Value
Technology  6.2% - continued
Broadcom, Inc.
$ 1,000,000 5.150%,  11/15/2031 $ 1,037,753
2,332,000 3.469%,  4/15/2034
c
2,099,957
2,850,000 3.137%,  11/15/2035
c
2,437,135
4,550,000 3.187%,  11/15/2036
c
3,856,295
2,200,000 4.926%,  5/15/2037
c
2,198,096
Cisco Systems, Inc.
1,350,000 4.950%,  2/26/2031 1,411,069
1,600,000 5.050%,  2/26/2034 1,680,321
Dell International, LLC/EMC
Corporation
464,000 8.350%,  7/15/2046 627,455
Equinix Europe 2 Financing
Corporation, LLC
3,300,000 5.500%,  6/15/2034 3,462,794
Equinix, Inc.
2,200,000 2.000%,  5/15/2028 2,028,434
Fiserv, Inc.
2,500,000 2.650%,  6/1/2030 2,277,863
3,000,000 5.600%,  3/2/2033 3,177,073
3,200,000 5.150%,  8/12/2034 3,281,220
Foundry JV Holdco, LLC
1,500,000 6.150%,  1/25/2032
c
1,559,928
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,130,700
1,700,000 5.400%,  8/15/2032 1,744,953
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 2,004,793
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,413,579
2,100,000 2.950%,  4/15/2031 1,896,698
Mastercard, Inc.
1,750,000 4.850%,  3/9/2033 1,818,844
2,550,000 4.550%,  1/15/2035 2,561,633
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,129,632
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,355,131
NXP BV/NXP Funding, LLC
1,300,000 5.550%,  12/1/2028 1,349,571
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,360,912
1,150,000 4.300%,  6/18/2029 1,144,217
1,200,000 3.250%,  5/11/2041 936,517
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,377,057
2,600,000 3.950%,  3/25/2051 2,092,488
4,200,000 6.150%,  11/9/2029 4,543,544
3,300,000 6.250%,  11/9/2032 3,651,471
2,700,000 4.300%,  7/8/2034 2,613,126
2,650,000 4.000%,  7/15/2046 2,198,281
PayPal Holdings, Inc.
2,700,000 5.150%,  6/1/2034 2,816,394
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,718,917
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,418,809
VMware, LLC
2,600,000 2.200%,  8/15/2031 2,233,255
Total 84,161,233

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Transportation  2.1%
Air Canada
$ 1,600,000 3.875%,  8/15/2026
c
$ 1,558,058
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
711,667 5.500%,  4/20/2026
c
709,637
1,100,000 5.750%,  4/20/2029
c
1,098,177
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,917,912
2,200,000 4.050%,  6/15/2048 1,918,150
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,781,671
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,600,000 4.750%,  10/20/2028
c
3,595,737
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
2,659,116
FedEx Corporation
1,750,000 3.250%,  5/15/2041 1,363,149
Mileage Plus Holdings, LLC
2,475,000 6.500%,  6/20/2027
c
2,505,774
Norfolk Southern Corporation
4,500,000 4.450%,  3/1/2033 4,487,471
Southwest Airlines Company
1,625,000 2.625%,  2/10/2030 1,472,258
United Airlines Pass Through Trust
793,587 3.750%,  9/3/2026 777,086
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,236,515
300,000 4.625%,  4/15/2029
c
289,818
Total 28,370,529
U.S. Government & Agencies  1.9%
U.S. Treasury Bonds
2,700,000 4.250%,  2/15/2054 2,751,469
13,050,000 4.625%,  5/15/2054 14,155,172
2,000,000 3.875%,  2/15/2043 1,929,375
5,500,000 4.375%,  8/15/2043 5,655,332
U.S. Treasury Notes
1,000,000 4.000%,  2/15/2034 1,017,187
Total 25,508,535
Utilities  8.3%
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,367,653
American Electric Power
Company, Inc.
2,075,000 7.050%,  12/15/2054
b,d
2,181,437
1,750,000 5.625%,  3/1/2033 1,846,334
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,302,808
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,658,548
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,620,210
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b,d
1,324,388
2,250,000 2.950%,  3/1/2030 2,077,776
2,150,000 2.650%,  6/1/2031 1,903,260
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,128,917
Principal
Amount Long-Term Fixed Income  96.7% Value
Utilities  8.3% - continued
Consolidated Edison Company of
New York, Inc.
$ 2,376,000 3.850%,  6/15/2046 $ 1,956,784
2,750,000 4.125%,  5/15/2049 2,339,384
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,252,593
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,377,300
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,646,210
1,000,000 4.350%,  1/15/2027
b,e
973,950
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,213,984
1,550,000 5.850%,  6/1/2034 1,663,715
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,966,824
2,250,000 3.500%,  6/15/2051 1,661,581
4,000,000 5.000%,  8/15/2052 3,787,447
1,500,000 6.450%,  9/1/2054
b
1,557,450
2,200,000 3.750%,  9/1/2046 1,747,784
Edison International
4,100,000 5.750%,  6/15/2027 4,231,133
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,619,958
Essential Utilities, Inc.
1,500,000 4.800%,  8/15/2027 1,520,025
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,969,815
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,486,376
FirstEnergy Corporation
3,480,000 3.900%,  7/15/2027 3,443,851
2,800,000 4.850%,  7/15/2047 2,566,060
FirstEnergy Transmission, LLC
3,300,000 2.866%,  9/15/2028
c
3,121,339
2,150,000 5.450%,  7/15/2044
c
2,175,769
Georgia Power Company
800,000 5.250%,  3/15/2034 838,707
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,055,116
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,408,025
Nevada Power Company
825,000 6.000%,  3/15/2054 912,437
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,212,139
NiSource, Inc.
875,000 6.375%,  3/31/2055
b
891,366
1,050,000 5.200%,  7/1/2029 1,087,224
1,350,000 3.600%,  5/1/2030 1,296,285
1,170,000 4.375%,  5/15/2047 1,026,838
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,436,710
Pacific Gas and Electric Company
1,000,000 5.900%,  10/1/2054 1,035,752
1,900,000 3.300%,  12/1/2027 1,833,680
4,300,000 4.550%,  7/1/2030 4,266,783
1,850,000 5.800%,  5/15/2034 1,955,173

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.7% Value
Utilities  8.3% - continued
PG&E Corporation
$ 1,400,000 7.375%,  3/15/2055
b
$ 1,468,422
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,380,660
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,610,578
Public Service Enterprise Group,
Inc.
3,750,000 5.200%,  4/1/2029 3,887,174
San Diego Gas & Electric
Company
2,200,000 4.150%,  5/15/2048 1,882,474
Sempra
2,700,000 3.250%,  6/15/2027 2,632,032
Southern Company
2,500,000 5.700%,  10/15/2032 2,679,108
1,700,000 4.000%,  1/15/2051
b
1,675,984
1,650,000 3.750%,  9/15/2051
b
1,596,936
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,576,627
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 1,051,083
2,200,000 5.000%,  1/15/2034 2,253,808
Total 112,641,784
Total Long-Term Fixed Income
(cost $1,332,092,780) 1,312,493,038
Shares
Collateral Held for Securities
Loaned 1.4% Value
19,135,519 Thrivent Cash Management Trust 19,135,519
Total Collateral Held for
Securities Loaned
(cost $19,135,519) 19,135,519
Shares Common Stock <0.1% Value
Financials  <0.1%
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 2.4% Value
Federal Home Loan Bank Discount
Notes
700,000 5.170%, 10/9/2024
j,k
699,186
400,000 5.200%, 10/23/2024
j,k
398,812
Thrivent Core Short-Term Reserve
Fund
3,072,478 5.250% 30,724,779
Total Short-Term Investments
(cost $31,822,703) 31,822,777
Total Investments (cost
$1,383,051,002) 100.5% $1,363,451,334
Other Assets and Liabilities, Net
(0.5%) (6,348,006)
Total Net Assets 100.0% $1,357,103,328
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $238,542,873 or
17.6% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Income Portfolio as of September 30, 2024 was $690,000 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,450,000
Credit Suisse Group AG  7/9/2018 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 18,483,154
Total lending $18,483,154
Gross amount payable upon return of
collateral for securities loaned $19,135,519
Net amounts due to counterparty $652,365
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 171,074 – 171,074 –
Basic Materials 27,888,783 – 27,888,783 –
Capital Goods 71,929,267 – 71,929,267 –
Collateralized Mortgage Obligations 40,761 – 40,761 –
Communications Services 100,322,510 – 100,322,510 –
Consumer Cyclical 120,656,512 – 120,656,512 –
Consumer Non-Cyclical 131,518,989 – 131,518,989 –
Energy 94,276,083 – 94,276,083 –
Financials^ 499,144,638 – 499,144,638 –
Foreign Government 6,651,472 – 6,651,472 –
Mortgage-Backed Securities 9,210,868 – 9,210,868 –
Technology 84,161,233 – 84,161,233 –
Transportation 28,370,529 – 28,370,529 –
U.S. Government & Agencies 25,508,535 – 25,508,535 –
Utilities 112,641,784 – 112,641,784 –
Common Stock
Financials^ 0 – – 0
Short-Term Investments 1,097,998 – 1,097,998 –
Subtotal Investments in Securities $1,313,591,036 $– $1,313,591,036 $0
Other Investments  * Total
Affiliated Short-Term Investments 30,724,779
Collateral Held for Securities Loaned 19,135,519
Subtotal Other Investments $49,860,298
Total Investments at Value $1,363,451,334
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 66,222 66,222 – –
Total Liability Derivatives $66,222 $66,222 $– $–

Income Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling $1,097,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 54 December 2024 $ 6,738,340 ( $ 32,215)
Ultra 10-Yr. U.S. Treasury Note 225 December 2024 26,650,805 (34,007)
Total Futures Long Contracts $ 33,389,145 ( $ 66,222)
Total Futures Contracts $ 33,389,145 ($66,222)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $32,285 $316,895 $318,455 $30,725 3,072 2.3%
Total Affiliated Short-Term Investments 32,285 30,725 2.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,192 120,757 127,813 19,136 19,136 1.4
Total Collateral Held for Securities Loaned 26,192 19,136 1.4
Total Value $58,477 $49,861
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $- $ – $557
Total Income/Non Cash Income from Affiliated
Investments $557
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 114
Total Affiliated Income from Securities Loaned, Net $114
Total Value $– $- $ –

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.2% Value
Australia  6.2%
23,315 ALS, Ltd. $ 231,132
29,701 Amotiv, Ltd. 213,310
267,144 AMP, Ltd. 245,407
3,032 Ampol, Ltd. 63,957
10,002 Ansell, Ltd. 219,430
451,174 APA Group 2,414,555
24,695 Arena REIT 70,829
95,602 Aristocrat Leisure, Ltd. 3,859,872
235,175 Aurizon Holdings, Ltd. 572,128
222,106 Australia and New Zealand
Banking Group, Ltd. 4,667,748
386,825 BHP Group, Ltd. 12,009,393
86,376 BlueScope Steel, Ltd. 1,318,519
145,229 Brambles, Ltd. 1,906,238
10,184 Breville Group, Ltd. 239,682
34,483 BWP Trust 89,277
2,290 CAR Group, Ltd. 59,234
64,826 Challenger, Ltd. 289,447
33,458 Charter Hall Retail REIT 83,239
5,012 Cochlear, Ltd. 975,334
109,085 Coles Group, Ltd. 1,359,905
51,798 Collins Foods, Ltd. 312,521
95,898 Commonwealth Bank of Australia 8,944,937
27,224 Computershare, Ltd. 474,591
40,414 CSL, Ltd. 7,983,096
170,244 Deterra Royalties, Ltd. 473,548
20,169 FleetPartners Group, Ltd.
a
43,032
44,364 Fortescue, Ltd. 625,734
9,977 Goodman Group 254,503
1,006 GrainCorp, Ltd. 6,375
50,280 Growthpoint Properties Australia,
Ltd. 92,525
18,011 Helia Group, Ltd. 50,297
3,507 HUB24, Ltd. 141,167
219,790 Incitec Pivot, Ltd. 470,404
77,429 Independence Group NL 310,958
126,011 Inghams Group, Ltd. 256,342
608,771 Insurance Australia Group, Ltd. 3,093,796
21,609 IRESS, Ltd.
a
147,586
35,343 JB Hi-Fi, Ltd. 1,945,156
15,661 Jumbo Interactive, Ltd. 148,423
608,408 Lottery Corporation, Ltd. 2,144,773
8,339 Macquarie Group, Ltd. 1,334,333
38,496 Mineral Resources, Ltd. 1,372,514
220,983 National Australia Bank, Ltd. 5,721,300
6,673 Netwealth Group, Ltd. 114,188
13,043 Nick Scali, Ltd. 149,852
138,190 Northern Star Resources, Ltd. 1,513,763
19,317 Orica, Ltd. 246,754
202,904 Origin Energy, Ltd. 1,405,530
386,582 Perseus Mining, Ltd. 690,996
16,243 PEXA Group, Ltd.
a
165,524
6,819 Pinnacle Investment Management
Group, Ltd. 84,694
39,751 Premier Investments, Ltd. 843,989
4,967 Pro Medicus, Ltd. 611,359
104,367 QBE Insurance Group, Ltd. 1,191,715
90,356 Qube Holdings, Ltd. 245,226
145,275 Reliance Worldwide Corporation,
Ltd. 586,890
26,944 Rio Tinto, Ltd. 2,383,066
59,489 Santos, Ltd. 288,248
57,509 Stanmore Resources, Ltd. 126,372
85,053 Steadfast Group, Ltd. 332,918
42,216 Super Retail Group, Ltd. 528,771
Shares Common Stock  96.2% Value
Australia  6.2%  - continued
147,059 Technology One, Ltd. $ 2,420,220
496,795 Telstra Corporation, Ltd. 1,329,682
178,937 Ventia Services Group, Pty. Ltd. 561,646
105,583 Viva Energy Group, Ltd.
b
212,988
118,320 Waypoint REIT, Ltd. 215,161
73,828 Wesfarmers, Ltd. 3,585,142
251,031 Westpac Banking Corporation 5,485,641
17,246 Whitehaven Coal, Ltd. 85,529
2,689 Wisetech Global, Ltd. 254,638
18,214 Worley, Ltd. 185,622
Total 93,082,671
Austria  <0.1%
8,579 ams OSRAM AG
a
120,071
4,409 EVN AG 139,138
Total 259,209
Belgium  0.2%
4,113 Anheuser-Busch InBev NV 272,558
7,691 Bekaert SA 316,125
29,345 Groupe Bruxelles Lambert SA 2,286,693
1,706 Melexis NV 141,155
11,833 Proximus SADP 92,203
801 Titan Cement International SA 31,802
Total 3,140,536
Bermuda  0.2%
250,000 Cafe de Coral Holdings, Ltd. 278,025
69,600 Jardine Matheson Holdings, Ltd. 2,718,576
18,509 Odfjell Drilling, Ltd. 89,472
1,493 Stolt-Nielsen, Ltd. 55,176
34,500 Yue Yuen Industrial Holdings, Ltd. 65,405
Total 3,206,654
Brazil  0.4%
11,200 B3 SA - Brasil Bolsa Balcao 22,080
10,044 Banco Bradesco SA ADR 26,717
123,200 Banco do Brasil SA 616,939
24,500 BRF SA
a
106,631
58,676 Centrais Eletricas Brasileiras SA
ADR 424,228
84,888 Companhia Energetica de Minas
Gerais ADR 174,869
1,612 Companhia Paranaense de Energia
- COPEL ADR 10,075
80,000 Cury Construtora e Incorporadora
SA 330,268
4,565 Embraer SA ADR
a
161,464
31,038 Gerdau SA ADR 108,633
68,000 Iochpe-Maxion SA 136,057
144,089 Itau Unibanco Holding SA ADR 958,192
23,045 Jalles Machado SA 27,200
45,100 JBS SA 261,691
119,500 Klabin SA 463,285
28,779 Petroleo Brasileiro SA ADR 414,706
71,300 Telefonica Brasil SA 735,812
145,200 TIM SA/Brazil 500,552
85,219 Vale SA ADR 995,358
3,800 WEG SA 38,100
Total 6,512,857
Canada  8.8%
47,299 Agnico Eagle Mines, Ltd. 3,810,290
129,347 Alimentation Couche-Tard, Inc. 7,150,930
43,793 ATCO, Ltd. 1,551,026

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Canada  8.8%  - continued
56,639 Bank of Montreal $ 5,110,890
89,976 Bank of Nova Scotia 4,902,460
63,011 Barrick Gold Corporation 1,253,278
43,176 Canadian Imperial Bank of
Commerce 2,647,481
73,489 Canadian National Railway
Company 8,605,459
272,584 Canadian Natural Resources, Ltd. 9,051,534
16,655 Canadian Pacific Kansas City, Ltd. 1,424,440
126,130 Canadian Utilities, Ltd. 3,348,048
21,958 CCL Industries, Inc. 1,338,635
707 Cenovus Energy, Inc. 11,825
6,110 Cogeco Communications, Inc.
c
323,018
2,761 Constellation Software, Inc./Canada 8,952,728
14,268 Dollarama, Inc. 1,461,561
124,667 Enbridge, Inc. 5,064,294
46,253 First Quantum Minerals, Ltd.
a
630,637
71,822 Great-West Lifeco, Inc. 2,449,207
75,780 Hydro One, Ltd. 2,626,763
14,985 iA Financial Corporation, Inc. 1,242,056
26,600 Imperial Oil, Ltd. 1,871,411
216,256 Kinross Gold Corporation 2,024,156
27,408 Laurentian Bank of Canada 552,436
42,806 Loblaw Companies, Ltd. 5,699,660
267,210 Manulife Financial Corporation 7,897,064
48,961 Metro, Inc./CN 3,094,884
11,648 National Bank of Canada 1,100,163
25,950 Power Corporation of Canada 818,534
80,757 Royal Bank of Canada 10,079,324
23,881 Russel Metals, Inc. 724,667
17,199 Shopify, Inc.
a
1,378,328
204,960 Suncor Energy, Inc. 7,565,236
12,069 Teck Resources, Ltd. 630,485
27,719 Thomson Reuters Corporation 4,728,083
10,950 TMX Group, Ltd. 343,207
28,834 Toromont Industries, Ltd. 2,814,644
122,899 Toronto-Dominion Bank 7,771,321
48,029 TransAlta Corporation 497,886
3,771 WSP Global, Inc. 669,966
Total 133,218,015
Cayman Islands  1.5%
66,500 AAC Technologies Holdings, Inc. 271,115
261,500 Alibaba Group Holding, Ltd. 3,475,017
13,500 ASMPT, Ltd. 164,107
308,000 China Feihe, Ltd.
b
231,190
47,000 China Medical System Holdings,
Ltd. 53,833
374,000 China Mengniu Dairy Company,
Ltd. 877,274
296,500 China Resources Land, Ltd. 1,066,602
154,000 Consun Pharmaceutical Group,
Ltd. 139,839
352,000 Geely Automobile Holdings, Ltd. 539,968
61,733 JD.com, Inc. 1,238,232
16,935 JOYY, Inc. ADR
a
613,724
75,000 Kingboard Holdings, Ltd. 188,666
204,500 Longfor Group Holdings, Ltd.
b
385,348
63,352 Meituan
a,b
1,345,304
32,371 Melco Resorts & Entertainment,
Ltd. ADR
a
252,170
17,000 NetDragon Websoft Holdings, Ltd. 25,311
1,456 NetEase, Inc. ADR 136,151
37,974 NU Holdings, Ltd./Cayman Islands
a
518,345
3,929 PDD Holdings, Inc. ADR
a
529,669
Shares Common Stock  96.2% Value
Cayman Islands  1.5%  - continued
126,000 Seazen Group, Ltd.
a
$ 40,502
1,130,500 Shui On Land, Ltd. 118,365
389,000 Sino Biopharmaceutical, Ltd. 183,525
78,000 Stella International Holdings, Ltd. 147,738
61,600 Sunny Optical Technology (Group)
Company, Ltd. 445,701
130,024 Tencent Holdings, Ltd. 7,229,970
3,364 Tencent Music Entertainment Group
ADR 40,536
3,410 Trip.com Group, Ltd. ADR
a
202,656
124,000 VSTECS Holdings, Ltd. 74,188
188,000 Wharf Real Estate Investment
Company, Ltd. 656,559
614,800 Xiaomi Corporation
a,b
1,731,704
166,000 Zhongsheng Group Holdings, Ltd. 301,319
Total 23,224,628
Chile  0.1%
1,247 Banco de Chile ADR 31,561
4,271 Banco de Credito e Inversiones SA 132,921
48,739 Cencosud SA 98,367
880,936 Colbun SA 119,313
11,406 Embotelladora Andina SA 38,511
22,382,948 Latam Airlines Group SA 287,969
32,633 S.A.C.I. Falabella
a
120,922
Total 829,564
China  1.0%
2,379,500 Agricultural Bank of China, Ltd. 1,620,343
674,000 Aluminum Corporation of China,
Ltd., Class H 528,883
409,100 Bank of China, Ltd., Class A 290,048
1,463,600 Bank of Communications Company,
Ltd., Class A 1,532,649
50,000 Bank of Communications Company,
Ltd., Class H 38,031
60,700 Baoshan Iron & Steel Company,
Ltd. 59,716
2,063,800 BOE Technology Group Company,
Ltd. 1,305,917
614,000 CGN Power Company, Ltd.
b
235,850
111,000 China Construction Bank
Corporation, Class H 82,773
200,000 China Life Insurance Company,
Ltd. 393,898
21,200 China Pacific Insurance (Group)
Company, Ltd. 75,071
6,036,000 China Tower Corporation, Ltd.
b
793,107
243,800 China United Network
Communications, Ltd. 185,109
374,200 China Vanke Company, Ltd., Class
H
a
352,333
953,000 CRRC Corporation, Ltd. 620,287
85,000 Foxconn Industrial Internet
Company, Ltd. 302,844
24,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
166,687
244,000 Great Wall Motor Company, Ltd.,
Class H 448,147
98,400 Haier Smart Home Company, Ltd.,
Class H 385,439
461,700 Huaxia Bank Company, Ltd. 487,231
51,700 Industrial and Commercial Bank of
China, Ltd., Class A 45,265

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
China  1.0%  - continued
150,500 Inner Mongolia Yili Industrial Group
Company, Ltd. $ 618,607
258,000 Jiangxi Copper Company, Ltd.,
Class H 518,315
170,000 Lenovo Group, Ltd. 227,891
68,100 Livzon Pharmaceutical Group, Inc. 393,202
63,400 Midea Group Company, Ltd. 683,160
77,400 New China Life Insurance
Company, Ltd. 239,124
1,772,000 People's Insurance Company
(Group) of China, Ltd. 839,553
39,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 248,041
19,100 Poly Developments and Holdings
Group Company, Ltd. 29,412
943,600 Shenwan Hongyuan Group
Company, Ltd. 763,106
18,000 Shenzhou International Group
Holdings, Ltd. 159,353
246,400 Sinopharm Group Company, Ltd. 650,063
145,000 Tong Ren Tang Technologies
Company, Ltd. 107,114
64,200 ZTE Corporation 164,514
Total 15,591,083
Colombia  <0.1%
2,269 Bancolombia SA 19,550
11,589 Bancolombia SA ADR 363,663
Total 383,213
Cyprus  <0.1%
18,642 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic  <0.1%
75 Philip Morris CR 50,663
Total 50,663
Denmark  1.6%
18,581 ALK-Abello AS
a
477,214
5,926 Carlsberg AS 705,648
3,073 ChemoMetec AS 186,766
3,677 DFDS AS 94,048
8,288 H Lundbeck AS, Class A 45,725
30,799 H Lundbeck AS, Class B 199,147
2,865 Jyske Bank AS 222,985
2,636 NKT AS
a
249,434
142,079 Novo Nordisk AS 16,852,206
20,148 Pandora AS 3,320,755
2,324 Per Aarsleff Holding AS 140,206
395 Ringkjoebing Landbobank AS 62,218
1,451 Royal Unibrew AS
a
121,735
13,797 Scandinavian Tobacco Group AS
b
211,800
13,511 Sydbank AS 665,037
Total 23,554,924
Egypt  <0.1%
34,851 Commercial International Bank
Egypt SAE GDR 59,177
Total 59,177
Finland  0.7%
3,476 Cargotec Oyj 203,062
327,675 Fortum Oyj
c
5,392,000
Shares Common Stock  96.2% Value
Finland  0.7%  - continued
6,493 Huhtamaki Oyj $ 252,102
6,310 Kalmar Oyj
a
205,132
15,787 Kemira Oyj 393,994
36,386 Kojamo Oyj
a
417,075
1,586 Konecranes Oyj 119,160
80,736 Neste Oil Oyj 1,568,547
135,199 Nordea Bank Abp 1,596,060
8,940 Puuilo Oyj 96,083
12,524 Tokmanni Group Corporation 154,328
Total 10,397,543
France  7.5%
55,942 Air Liquide SA 10,802,991
129,503 BNP Paribas SA 8,886,733
62,631 Compagnie de Saint-Gobain SA 5,712,115
105,890 Compagnie Generale des
Etablissements Michelin SCA 4,300,549
172,031 Credit Agricole SA 2,630,855
78,911 Danone SA 5,747,847
61,902 Dassault Systemes SE 2,458,801
60,353 Eiffage SA 5,828,039
437,505 Engie SA 7,565,441
6,822 FORVIA SE 70,184
28,030 Groupe Eurotunnel SA 499,963
1,966 Hermes International SCA 4,841,001
20,280 Ipsos SA 1,276,379
3,372 La Francaise des Jeux SAEM
b
138,757
103,956 Legrand SA 11,953,754
14,937 L'Oreal SA 6,699,807
17,076 LVMH Moet Hennessy Louis Vuitton
SE 13,095,199
3,383 Sartorius Stedim Biotech 708,330
46,842 Schneider Electric SE 12,347,943
151,428 Societe Generale SA 3,773,482
1,060 SOITEC
a
106,168
2,025 Sopra Steria Group 425,797
8,533 Valeo SE 103,249
22,410 Vinci SA 2,619,657
4,985 Wendel SA 510,064
60,372 Worldline SA
a,b
439,908
Total 113,543,013
Germany  5.2%
10,057 Adidas AG 2,664,975
3,566 Aixtron SE 63,555
74,944 Allianz SE 24,650,560
20,689 Bayerische Motoren Werke AG 1,829,667
20,257 Delivery Hero AG
a,b
819,793
3,438 Dermapharm Holding SE 133,781
74,408 Deutsche Boerse AG 17,468,701
154,044 E.ON SE 2,294,018
30,719 Evonik Industries AG 719,114
2,312 Freenet AG 68,825
1,115 Gerresheimer AG 99,526
19,228 Heidelberg Materials AG 2,094,700
1,225 Hugo Boss AG 56,100
2,608 Jenoptik AG 80,502
3,068 LEG Immobilien SE 321,201
46,492 Mercedes-Benz Group AG 3,012,649
7,606 Merck KGaA 1,342,696
2,571 Muenchener Rueckversicherungs-
Gesellschaft AG 1,416,738
13,902 SAF-Holland SE 259,020
57,277 SAP SE 13,101,140
19,176 Scout24 SE
b
1,651,015

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Germany  5.2%  - continued
8,008 Siemens AG $ 1,620,085
3,158 Siltronic AG 240,718
4,743 SMA Solar Technology AG 95,531
2,900 Stroeer SE & Company KGaA 185,642
1,960 SUSS MicroTec SE 151,110
2,631 Symrise AG 364,103
23,591 TAG Immobilien AG
a
437,268
6,979 TeamViewer SE
a,b
89,104
37,889 Vonovia SE 1,383,200
Total 78,715,037
Greece  <0.1%
5,668 Hellenic Telecommunications
Organization SA 97,804
18,346 HELLENiQ ENERGY Holdings SA 142,508
4,495 OPAP SA 79,858
Total 320,170
Hong Kong  1.4%
335,000 China Overseas Land &
Investment, Ltd. 671,088
532,500 CK Hutchison Holdings, Ltd. 3,019,124
43,000 CLP Holdings, Ltd. 375,924
669,440 CSPC Pharmaceutical Group, Ltd. 512,668
283,000 Henderson Land Development
Company, Ltd. 896,189
183,000 HKT Trust and HKT, Ltd. 233,900
166,800 Hong Kong Exchanges & Clearing,
Ltd. 6,813,841
37,500 Kerry Properties, Ltd. 79,199
216,500 Sun Hung Kai Properties, Ltd. 2,345,746
314,500 Techtronic Industries Company,
Ltd. 4,694,989
352,000 United Laboratories International
Holdings, Ltd. 453,195
32,300 VTech Holdings, Ltd. 224,576
275,000 Weichai Power Company, Ltd.,
Class H 502,628
281,000 Yuexiu Property Company, Ltd. 226,496
Total 21,049,563
Hungary  0.1%
62,345 MOL Hungarian Oil & Gas plc 466,349
9,648 OTP Bank Nyrt 504,642
6,463 Richter Gedeon Nyrt 199,006
Total 1,169,997
India  2.0%
1,104 ABB India, Ltd. 106,102
1,847 Apar Industries, Ltd. 210,163
50,653 Axis Bank, Ltd. 744,698
12,197 Bajaj Auto, Ltd. 1,795,662
304,939 Bharat Petroleum Corporation, Ltd. 1,343,783
43,981 Bharti Airtel, Ltd. 896,617
376 Bosch, Ltd. 169,102
73,291 Chambal Fertilisers and Chemicals,
Ltd. 462,772
70,183 Cipla, Ltd. 1,386,651
172,730 Coal India, Ltd. 1,049,657
1,021 CRISIL, Ltd. 56,803
6,864 Cummins India, Ltd. 312,076
4,548 Dixon Technologies India, Ltd. 748,325
21,476 HCL Technologies, Ltd. 460,019
30,719 HDFC Asset Management
Company, Ltd.
b
1,575,178
Shares Common Stock  96.2% Value
India  2.0%  - continued
22,152 HDFC Bank, Ltd. $ 456,205
25,929 Hero MotoCorp, Ltd. 1,768,062
127,137 Hindalco Industries, Ltd. 1,149,176
7,986 Hindustan Aeronautics, Ltd. 421,403
28,565 Hindustan Petroleum Corporation,
Ltd. 149,881
78,633 ICICI Bank, Ltd. ADR 2,347,195
926 Info Edge India, Ltd. 89,471
25,205 Infosys, Ltd. ADR 561,315
24,592 Jindal Saw, Ltd. 218,482
1,440 KEI Industries, Ltd. 73,742
13,839 Kotak Mahindra Bank, Ltd. 305,906
17,833 KPIT Technologies, Ltd. 346,217
30,131 LT Foods, Ltd. 143,248
1,075 Lupin, Ltd. 28,108
6,414 Mahindra & Mahindra, Ltd. 236,731
2,638 Maruti Suzuki India, Ltd. 416,538
13,330 Nippon Life India Asset
Management, Ltd.
b
103,713
284,208 Oil & Natural Gas Corporation, Ltd. 1,011,226
2,560 PB Fintech, Ltd.
a
49,345
9,418 Persistent Systems, Ltd. 612,309
7,459 Pidilite Industries, Ltd. 299,310
95,989 Power Finance Corporation, Ltd. 559,588
66,212 REC, Ltd. 438,329
23,417 Reliance Industries, Ltd. 823,880
97,200 State Bank of India 912,612
42,539 Tata Consultancy Services, Ltd. 2,166,022
57,847 Tata Motors, Ltd. 671,910
9,544 Tech Mahindra, Ltd. 179,713
15,135 Trent, Ltd. 1,369,288
2,744 UltraTech Cement, Ltd. 386,366
12,123 United Spirits, Ltd. 229,916
30,741 Zydus Lifesciences, Ltd. 391,958
Total 30,234,773
Indonesia  0.2%
3,421,000 Bank Central Asia Tbk PT 2,333,014
Total 2,333,014
Israel  0.9%
98,492 Amot Investments, Ltd. 425,758
1,724 Azrieli Group, Ltd. 120,224
150,952 Bank Leumi Le-Israel BM 1,478,263
1,405 Camtek, Ltd./Israel 114,108
37,449 Check Point Software Technologies,
Ltd.
a
7,220,542
1,643 First International Bank of Israel,
Ltd. 68,064
1,246 Hilan, Ltd. 65,377
2,074 Israel Corporation, Ltd. 451,483
317 Isras Holdings, Ltd.
a
29,098
4,712 Ituran Location and Control, Ltd. 125,056
5,646 Magic Software Enterprises, Ltd. 67,257
47,335 Mivne Real Estate (KD), Ltd. 121,328
6,398 Mizrahi Tefahot Bank, Ltd. 250,051
4,257 Nova, Ltd.
a
898,481
324,322 Oil Refineries, Ltd. 83,711
8,222 One Software Technologies, Ltd. 111,139
56,488 Plus500, Ltd. 1,891,064
Total 13,521,004
Italy  2.2%
275,493 A2A SPA 636,380
24,934 ACEA SPA 487,939

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Italy  2.2%  - continued
80,454 Anima Holding SPA
b
$ 489,277
21,120 Arnoldo Mondadori Editore SPA 57,246
56,703 Azimut Holding SPA 1,466,522
7,050 Banca Generali SPA 316,245
17,128 Banca IFIS SPA 418,024
752,607 Banca Monte dei Paschi di Siena
SPA 4,349,608
24,505 Banca Popolare di Sondrio SPA 187,926
200,929 BPER Banca SPA 1,132,083
3,754 Brunello Cucinelli SPA 405,283
36,117 Buzzi SPA 1,441,145
453,896 Enel SPA 3,625,638
5,115 Eni SPA 77,838
2,720 Fila SPA 28,431
70,070 Iren SPA 158,966
782,224 Italgas SPA 4,728,615
56,926 Mediobanca SPA 972,662
108,268 OVS SPA
b
348,892
107,426 Pirelli & C. SPA
b
652,373
196,640 Recordati SPA 11,127,139
604 Reply SPA 91,083
Total 33,199,315
Japan  18.5%
48,000 Advantest Corporation 2,257,501
8,700 Ain Holdings, Inc. 330,881
124,600 Amada Company, Ltd. 1,272,128
3,200 Amvis Holdings, Inc. 42,643
3,100 Anycolor, Inc.
a
54,139
9,900 Aozora Bank, Ltd. 185,019
29,600 Arcs Company, Ltd. 530,573
10,400 Artience Company, Ltd. 281,523
77,600 Asahi Kasei Corporation 588,316
103,600 Astellas Pharma, Inc. 1,197,344
6,400 BayCurrent, Inc. 235,019
4,000 BIPROGY, Inc. 135,934
4,800 BML, Inc. 89,142
300 C. Uyemura & Company, Ltd. 24,150
8,900 Canon Electronics, Inc. 142,653
11,500 Central Glass Company, Ltd. 273,913
3,800 Chiba Bank, Ltd. 30,888
8,300 Chudenko Corporation 195,398
12,400 Chugin Financial Group, Inc. 124,659
10,700 Chugoku Electric Power Company,
Inc. 73,275
41,300 COMSYS Holdings Corporation 901,595
7,800 Cover Corporation
a
97,630
157 CRE Logistics REIT, Inc. 163,152
40,800 Dai Nippon Printing Company, Ltd. 728,495
58,400 Daiichi Sankyo Company, Ltd. 1,929,090
8,300 Daikin Industries, Ltd. 1,164,996
180 Daiwa House REIT Investment
Corporation 295,306
488,700 Daiwa Securities Group, Inc. 3,466,186
1,800 DIC Corporation 40,802
14,500 DISCO Corporation 3,819,702
39,600 Doutor Nichires Holdings
Company, Ltd. 634,707
14,300 DTS Corporation 404,045
820,700 Eneos Holdings, Inc. 4,493,469
2,400 Fast Retailing Company, Ltd. 796,313
12,700 Ferrotec Holdings Corporation 206,495
48,400 Fuji Media Holdings, Inc. 582,106
89,300 FUJIFILM Holdings NPV 2,311,703
51,200 Fujitsu, Ltd. 1,052,643
Shares Common Stock  96.2% Value
Japan  18.5%  - continued
2,800 Fuyo General Lease Company, Ltd. $ 215,959
14,500 Glory, Ltd. 260,613
1,600 Godo Steel, Ltd. 46,255
7,800 Gree, Inc. 25,487
6,500 Gunze, Ltd. 255,606
5,200 Hanwa Company, Ltd. 181,175
30,400 Haseko Corporation 398,742
60,800 Heiwa Corporation 902,381
35,600 Hino Motors, Ltd.
a
115,454
220,400 Hitachi, Ltd. 5,844,421
290,800 Honda Motor Company, Ltd. 3,104,681
49,400 Hoya Corporation 6,842,075
17,800 Hyakugo Bank, Ltd. 68,237
8,100 Iida Group Holdings Company, Ltd. 125,092
91,900 Inaba Denki Sangyo Company, Ltd. 2,464,600
41,000 INFRONEER Holdings, Inc. 336,872
1,300 Internet Initiative Japan, Inc. 27,427
38,200 ITOCHU Corporation 2,058,793
5,200 Iwatani Corporation 75,066
6,200 JAC Recruitment Company, Ltd. 33,184
2,500 Jaccs Company, Ltd. 67,664
5,000 Japan Elevator Service Holdings
Company, Ltd. 108,963
52,500 Japan Post Bank Company, Ltd. 492,831
579,900 Japan Post Holdings Company,
Ltd. 5,560,748
6,300 Japan Post Insurance Company,
Ltd. 115,707
148,300 Japan Tobacco, Inc. 4,324,243
6,100 JEOL, Ltd. 238,976
16,300 JGC Corporation 142,978
3,200 J-Oil Mills, Inc. 47,053
7,800 Juroku Financial Group, Inc. 216,351
5,600 JVCKENWOOD Corporation 52,921
7,500 Kakaku.com, Inc. 130,554
24,400 Kamigumi Company, Ltd. 558,075
1,700 Kasumigaseki Capital Company,
Ltd. 178,092
30,500 Kawasaki Kisen Kaisha, Ltd. 475,480
258,700 KDDI Corporation 8,288,103
114 KDX Realty Investment Corporation 120,119
26,600 Keiyo Bank, Ltd. 130,765
9,000 Keyence Corporation 4,313,360
17,100 Koei Tecmo Holdings Company,
Ltd. 197,168
33,400 Kokuyo Company, Ltd. 592,998
71,000 Komatsu, Ltd. 1,987,626
12,900 KOMEDA Holdings Company, Ltd. 248,591
17,800 Kumagai Gumi Company, Ltd. 447,673
1,600 Kuraray Company, Ltd. 23,775
1,100 Kurita Water Industries, Ltd. 47,594
481,700 Kyocera Corporation 5,629,728
91,600 Kyoei Steel, Ltd. 1,112,695
3,600 KYORIN Pharmaceutical Company,
Ltd. 38,321
4,000 Kyushu Financial Group, Inc. 19,606
17,200 Lasertec Corporation 2,867,699
15,700 Lintec Corporation 363,083
23,500 LIXIL Corporation 281,614
4,100 M&A Research Institute Holdings,
Inc.
a
86,106
18,000 Mandom Corporation 155,693
2,900 Maruichi Steel Tube, Ltd. 68,419
100 Maruwa Company, Ltd./Aichi 29,562
28,600 Matsui Securities Company, Ltd. 156,759
4,900 Mazda Motor Corporation 37,439

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Japan  18.5%  - continued
1,900 McDonald's Holdings Company
(Japan), Ltd. $ 90,530
11,000 Mebuki Financial Group, Inc. 44,529
30,700 Medipal Holdings Corporation 535,074
6,300 MegaChips Corporation 229,310
50,400 MEITEC Group Holdings, Inc. 1,121,451
11,400 Menicon Company, Ltd. 116,928
12,600 MIRAIT ONE Corporation 187,308
38,900 Mitsubishi Chemical Group
Corporation 250,222
255,500 Mitsubishi Corporation 5,309,253
25,800 Mitsubishi Estate Company, Ltd. 407,493
4 Mitsubishi Estate Logistics REIT
Investment Corporation 10,290
421,800 Mitsubishi HC Capital, Inc. 2,995,677
66,100 Mitsubishi Heavy Industries, Ltd. 987,798
17,300 Mitsubishi Logistics Corporation 633,974
3,200 Mitsubishi Research Institute, Inc. 93,066
12,200 Mitsubishi Shokuhin Company, Ltd. 450,442
539,000 Mitsubishi UFJ Financial Group,
Inc. 5,534,776
85,400 Mitsui & Company, Ltd. 1,909,889
3,400 Mitsui DM Sugar Holdings
Company, Ltd. 79,859
328,700 Mizuho Financial Group, Inc. 6,794,503
4,500 MOS Food Services, Inc. 112,264
73,300 MS and AD Insurance Group
Holdings, Inc. 1,722,857
130,200 Murata Manufacturing Company,
Ltd. 2,576,492
4,000 Nanto Bank, Ltd. 84,545
50,300 NEC Corporation 4,857,288
17,400 NEC Networks & System Integration
Corporation 336,835
8,000 Net One Systems Company, Ltd. 199,778
3,200 Nextage Company, Ltd. 41,127
1,700 Nifco, Inc./Japan 43,516
20,800 Nikkon Holdings Company, Ltd. 274,873
37,300 Nikon Corporation 386,320
138,600 Nintendo Company, Ltd. 7,408,365
26,200 Nippon Electric Glass Company,
Ltd. 616,126
32,200 Nippon Express Holdings, Inc. 1,695,871
7,498,400 Nippon Telegraph and Telephone
Corporation 7,687,250
18,900 Nippon Television Holdings, Inc. 296,383
30,400 Nipro Corporation 303,170
11,200 Nishimatsu Construction Company,
Ltd. 398,920
7,900 Nisshin Oillio Group, Ltd. 291,119
43,700 Nitto Kogyo Corporation 921,870
4,900 NOK Corporation 77,344
271,600 Nomura Holdings, Inc. 1,417,476
11,900 Nomura Real Estate Holdings, Inc. 320,623
22,200 Nomura Research Institute, Ltd. 823,879
9,900 NS Solutions Corporation 256,954
28,600 NSD Company, Ltd. 633,290
69,900 NTN Corporation 126,528
44,800 NTT Data Group Corporation 806,297
3,800 OBIC Business Consultants
Company, Ltd. 197,414
2,300 Ogaki Kyoritsu Bank, Ltd. 29,412
25,500 Ohsho Food Service Corporation 507,221
10,900 Okamura Corporation 151,323
1,700 Okinawa Cellular Telephone
Company 46,862
Shares Common Stock  96.2% Value
Japan  18.5%  - continued
16,700 Okinawa Electric Power Company,
Inc. $ 121,033
13,700 Okumura Corporation 416,651
22,000 Ono Pharmaceutical Company, Ltd. 295,313
72,500 Oriental Land Company, Ltd. 1,875,386
15,200 Otsuka Corporation 375,393
17,900 Otsuka Holdings Company, Ltd. 1,016,704
6,800 Pigeon Corporation 79,649
10,600 Plus Alpha Consulting Company,
Ltd. 161,608
9,500 Raito Kogyo Company, Ltd. 144,029
2,700 RAIZNEXT Corporation 31,319
32,300 Rakus Company, Ltd. 503,098
73,584 Recruit Holdings Company, Ltd. 4,470,405
232,600 Renesas Electronics Corporation 3,375,647
8,800 Resona Holdings, Inc. 61,662
4,900 Resorttrust, Inc. 98,574
1,500 Restar Corporation 28,417
3,100 Retail Partners Company, Ltd. 29,614
42,600 Rohm Company, Ltd. 479,918
1,700 Rohto Pharmaceutical Company,
Ltd. 42,550
88,000 Rorze Corporation 1,230,176
30,100 Sankyo Company, Ltd. 443,644
16,000 Sankyu, Inc. 540,364
15,700 Sanyo Chemical Industries, Ltd. 456,000
3,700 Sato Holdings Corporation 54,306
5,500 SBI Holdings, Inc. 127,284
5,100 SBI Sumishin Net Bank, Ltd. 96,139
13,100 SCREEN Holdings Company, Ltd. 921,211
36,700 SCSK Corporation 760,944
145,200 Secom Company, Ltd. 5,370,812
8,700 Sega Sammy Holdings, Inc. 174,302
48,700 Sekisui Chemical Company, Ltd. 761,461
222,100 Sekisui House, Ltd. 6,166,760
5,900 SHIFT, Inc.
a
561,035
137,900 Shin-Etsu Chemical Company, Ltd. 5,762,896
14,600 Ship Healthcare Holdings, Inc. 238,567
22,000 Shizuoka Financial Group, Inc. 191,890
2,600 Siix Corporation 20,100
50,900 SKY Perfect JSAT Holdings, Inc. 318,540
8,200 Socionext, Inc. 163,104
58,800 SoftBank Group Corporation 3,487,794
41,000 Sohgo Security Services Company,
Ltd. 298,385
109,300 Sojitz Corporation 2,589,717
43,200 Sompo Holdings, Inc. 973,763
585,000 Sony Group Corporation 11,365,143
887 Star Asia Investment Corporation 329,109
7,500 Starts Corporation, Inc. 182,749
900 Strike Company, Ltd. 27,496
6,300 Sumco Corporation 68,140
195,900 Sumitomo Corporation 4,399,141
10,400 Sumitomo Dainippon Pharma
Company, Ltd.
a
43,396
341,400 Sumitomo Mitsui Financial Group,
Inc. 7,294,566
8,700 Sumitomo Mitsui Trust Group, Inc. 208,234
5,700 Sumitomo Realty & Development
Company, Ltd. 192,948
900 Suzuken Company, Ltd./Aichi
Japan 31,589
142,400 Systena Corporation 369,547
2,000 Taiheiyo Cement Corporation 47,131
35,100 Taiyo Holdings Company, Ltd. 909,026

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Japan  18.5%  - continued
17,300 Takamatsu Construction Group
Company, Ltd. $ 356,277
1,700 Takasago Thermal Engineering
Company, Ltd. 61,315
5,000 Takashimaya Company, Ltd. 40,141
310,900 Takeda Pharmaceutical Company,
Ltd. 8,958,145
26,100 TBS Holdings, Inc. 714,366
58,700 Terumo Corporation 1,112,041
2,400 T-Gaia Corporation 61,534
4,200 THK Company, Ltd. 74,295
79,900 Toagosei Company, Ltd. 903,581
23,000 Toho Holdings Company, Ltd. 730,994
37,700 Tohoku Electric Power Company,
Inc. 361,301
5,200 Tokai Corporation/Gifu 78,169
30,800 Tokai Tokyo Financial Holdings, Inc. 104,670
73,800 Tokio Marine Holdings, Inc. 2,721,334
41,400 Tokyo Electron, Ltd. 7,383,099
4,000 Tokyo Seimitsu Company, Ltd. 212,931
3,100 Tokyotokeiba Company, Ltd. 94,970
28,000 Tokyu Construction Company, Ltd. 138,266
15,400 Tokyu Fudosan Holdings
Corporation 107,148
177,500 TOPPAN Holdings, Inc. 5,282,811
19,700 Tosoh Corporation 263,777
11,100 Totetsu Kogyo Company, Ltd. 264,922
2,900 Toyo Suisan Kaisha, Ltd. 190,400
24,500 Toyota Industries Corporation 1,899,793
573,800 Toyota Motor Corporation 10,313,489
4,500 Transcosmos, Inc. 111,167
7,000 TRE Holdings Corporation 80,798
114,600 Tsubakimoto Chain Company 1,511,259
400 Tsuruha Holdings, Inc. 25,301
140,600 TV Asahi Holdings Corporation 1,959,846
20,900 UBE Corporation 392,239
500 ULVAC, Inc. 26,818
4,600 U-Next Holdings Company, Ltd. 176,298
19,400 USS Company, Ltd. 184,144
5,700 UT Group Company, Ltd. 110,097
7,600 Valor Holdings Company, Ltd. 117,060
228,700 Yamada Holdings Company, Ltd. 717,090
44,400 Yamato Holdings Company, Ltd. 505,611
5,300 Yamazen Corporation 50,409
10,500 Yokogawa Bridge Holdings
Corporation 195,362
20,800 Yuasa Trading Company, Ltd. 725,407
1,900 Zeria Pharmaceutical Company,
Ltd. 30,153
Total 278,055,956
Jersey  0.8%
126,995 Experian plc 6,688,792
536,027 Glencore plc 3,069,645
673,403 Man Group plc 1,908,877
171,869 TP ICAP Group plc 543,431
Total 12,210,745
Kuwait  <0.1%
22,654 HumanSoft Holding Company
KSCC 202,094
51,056 Kuwait Finance House KSCP 119,861
17,976 Mobile Telecommunications
Company KSCP 27,981
Shares Common Stock  96.2% Value
Kuwait  <0.1%  - continued
50,215 National Bank of Kuwait KSC $ 145,321
Total 495,257
Luxembourg  <0.1%
72,103 B&M European Value Retail SA 401,570
15,634 Grand City Properties SA
a
220,291
1,647 Reinet Investments SCA 45,646
Total 667,507
Malaysia  0.1%
78,600 Hong Leong Bank Bhd 411,527
100,511 Sports Toto Bhd 39,307
24,200 Ta Ann Holdings Bhd 22,889
752,300 YTL Corporation Bhd 460,269
Total 933,992
Mexico  0.1%
9,049 Coca-Cola FEMSA SAB de CV ADR 802,828
489 Fomento Economico Mexicano SAB
de CV ADR 48,269
19,033 Grupo Financiero Banorte SAB de
CV ADR 135,464
51,100 Grupo Mexico SAB de CV 285,475
18,302 Grupo Televisa SAB ADR 46,853
64,300 Megacable Holdings SAB de CV 133,825
5,400 Wal-Mart de Mexico SAB de CV 16,293
Total 1,469,007
Netherlands  4.6%
3,049 Aalberts NV 123,948
9,420 Alfen NV
a,b
138,058
9,702 ASM International NV 6,401,001
30,716 ASML Holding NV 25,551,474
20,467 Cementir Holding NV 223,211
6,773 EXOR NV 726,094
29,273 Ferrari NV 13,717,389
305,327 Koninklijke Ahold Delhaize NV 10,546,331
33,357 Koninklijke Vopak NV 1,548,093
515,290 MFE-MediaForEurope NV 1,783,086
9,041 NEPI Rockcastle NV 76,342
9,041 NEPI Rockcastle NV, DRIP
a,d
88
182,834 Stellantis NV 2,531,897
36,918 Wolters Kluwer NV 6,227,034
Total 69,594,046
New Zealand  0.1%
109,581 Contact Energy, Ltd. 568,769
16,988 Infratil, Ltd. 132,402
Total 701,171
Norway  0.5%
94,870 Aker Solutions ASA 365,418
330,130 DNB Bank ASA 6,769,994
60,782 DNO International ASA 65,723
50,374 Europris ASA
b
321,917
18,855 Yara International ASA 595,692
Total 8,118,744
Philippines  <0.1%
37,270 Bank of the Philippine Islands 90,276
Total 90,276
Poland  0.2%
19,171 Asseco Poland SA 433,493

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Poland  0.2%  - continued
3,754 Bank Polska Kasa Opieki SA $ 143,327
834 Budimex SA 129,413
7,314 KGHM Polska Miedz SA 302,449
15,404 Orlen SA 223,587
48,166 Powszechna Kasa Oszczednosci
Bank Polski SA 701,884
58,703 Powszechny Zaklad Ubezpieczen
SA 641,741
Total 2,575,894
Portugal  0.1%
91,417 CTT-Correios de Portugal SA 446,756
109,736 REN - Redes Energeticas
Nacionais SGPS SA 294,999
2,138 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 34,329
Total 776,084
Qatar  <0.1%
88,932 Commercial Bank PSQC 107,403
16,866 Gulf Warehousing Company 16,077
12,803 Qatar National Bank QPSC 59,679
Total 183,159
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,d
17
14,886 GMK Norilskiy Nickel PAO ADR
a,d
1
6,112 LUKOIL PJSC
d,e
0
6,042 Mechel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
684 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
d,e
0
17,590 Sovcomflot OAO
d,e
0
67,366 Surgutneftegas PJSC ADR
a,d
7
Total 26
Saudi Arabia  0.3%
52,721 Al Rajhi Bank 1,228,573
525 Al Rajhi Company for Co-operative
Insurance
a
26,890
148,820 Arab National Bank 758,676
5,553 Dr. Sulaiman Al Habib Medical
Services Group Company 439,041
3,451 Eastern Province Cement Company 29,682
99 Elm Company 30,735
16,714 Maharah Human Resources
Company 31,384
39,571 Saudi Arabian Oil Company
b
286,156
1,959 Saudi Aramco Base Oil Company 69,355
1,477 Saudi Basic Industries Corporation 29,489
61,099 Saudi National Bank 560,733
35,588 Saudi Telecom Company 414,719
1,467 Theeb Rent A Car Company 30,631
4,688 Yanbu National Petrochemical
Company 53,390
Total 3,989,454
Singapore  1.3%
1,306,800 ComfortDelGro Corporation, Ltd. 1,536,037
442,950 DBS Group Holdings, Ltd. 13,117,661
11,916 Kenon Holdings, Ltd. 336,250
843,800 Seatrium, Ltd.
a
1,168,840
38,100 Singapore Airport Terminal
Services, Ltd. 107,025
Shares Common Stock  96.2% Value
Singapore  1.3%  - continued
110,000 Singapore Exchange, Ltd. $ 974,682
20,400 United Overseas Land, Ltd. 88,158
19,300 Venture Corporation, Ltd. 210,637
830,600 Yangzijiang Shipbuilding Holdings,
Ltd. 1,585,281
272,500 Yanlord Land Group, Ltd.
a
127,013
Total 19,251,584
South Africa  0.2%
2,957 Absa Group, Ltd. 30,026
56,166 AECI, Ltd. 335,699
17,393 Aspen Pharmacare Holdings, Ltd. 196,304
5,162 Barloworld, Ltd. 25,806
163 Capitec Bank Holdings, Ltd. 28,723
7,314 Coronation Fund Managers, Ltd. 16,548
59,599 DataTec, Ltd. 130,993
40,588 FirstRand, Ltd. 194,713
1,358 Gold Fields, Ltd. ADR 20,845
19,256 Harmony Gold Mining Company,
Ltd. ADR 195,834
7,175 Kumba Iron Ore, Ltd. 166,527
25,358 Mr Price Group, Ltd. 397,015
2,102 Naspers, Ltd. 509,762
52,376 Pepkor Holdings, Ltd.
b
72,966
45,261 Standard Bank Group 633,831
9,021 Super Group, Ltd. 12,614
7,605 Vodacom Group 48,185
Total 3,016,391
South Korea  0.7%
1,948 Caregen Company, Ltd. 28,808
403 Celltrion, Inc. 60,004
1,353 CJ Corporation 122,618
5,798 Green Cross Holdings Corporation 68,448
18,620 GS Holdings Corporation 603,200
215 Hanmi Pharm Company, Ltd. 52,855
14,876 Hanon Systems 48,375
4,848 HD Hyundai Company, Ltd. 282,927
2,203 Hyundai Motor Company 410,292
18,136 KT Corporation 555,073
11,142 KT&G Corporation 923,715
282 LG Chem, Ltd. 76,543
620 Samsung Biologics Company,
Ltd.
a,b
461,159
5,612 Samsung C&T Corporation 587,803
73,306 Samsung Electronics Company,
Ltd. 3,426,235
9,714 SD Biosensor, Inc.
a
67,847
4,915 SK Hynix, Inc. 657,808
1,622 SK, Inc. 189,670
10,697 Yuhan Corporation 1,166,748
Total 9,790,128
Spain  2.1%
155,431 Acerinox SA 1,671,443
13,966 Aena SME SA
b
3,067,994
27,992 Amadeus IT Holding SA 2,027,255
969,485 Banco Bilbao Vizcaya Argentaria
SA 10,472,659
1,264,561 Banco Santander SA 6,479,453
32,355 EDP Renovaveis SA 564,558
53,419 Industria de Diseno Textil SA 3,163,825
14,697 Laboratorios Farmaceuticos ROVI
SA 1,171,680
8,997 Let's GOWEX SA
a,d,f
1

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Spain  2.1%  - continued
92,549 Logista Integral SA $ 2,785,861
10,259 Melia Hotels International SA 74,283
2,006 Vidrala SA 227,316
Total 31,706,328
Sweden  4.1%
22,842 AAK AB 749,006
76,601 AB Industrivarden, Class A 2,832,965
49,792 AcadeMedia AB
b
330,938
2,987 AddLife AB 47,870
13,309 Addtech AB 398,991
16,938 Alfa Laval AB 814,311
7,589 Alleima AB 53,404
71,526 Arjo AB 314,659
369,382 Assa Abloy AB 12,444,446
595,649 Atlas Copco AB, Class A 11,543,923
40,083 Atlas Copco AB, Class B 687,738
39,398 Attendo AB
b
185,432
33,461 Betsson AB 410,526
17,509 Billerud AB 200,886
8,817 BioGaia AB 97,495
18,540 Biotage AB 340,830
4,745 Catena AB 271,123
13,469 Cibus Nordic Real Estate AB publ 233,778
31,769 Cloetta AB 76,515
80,206 Corem Property Group AB 81,880
33,540 Dios Fastigheter AB 289,058
9,849 Fabege AB 97,613
253,317 Granges AB 3,038,374
4,332 Hemnet Group AB 159,445
12,236 Hexatronic Group AB
a
62,274
147,869 Hexpol AB 1,529,215
416,469 Investor AB, Class B 12,833,998
23,116 Inwido AB 427,723
9,449 Lindab International AB 264,164
32,471 NCC AB 543,078
19,506 Nyfosa AB 231,289
2,121 Pandox AB 42,396
7,957 Platzer Fastigheter Holding AB 86,506
2,546 Sdiptech AB
a
74,756
334,402 SSAB AB, Class A 1,750,959
356,934 Svenska Handelsbanken AB 3,666,407
15,380 Svolder AB 94,505
3,365 Sweco AB 57,014
51,974 Swedbank AB 1,103,183
75,798 Trelleborg AB 2,917,534
22,902 Wihlborgs Fastigheter AB 264,304
Total 61,650,511
Switzerland  9.2%
310,520 ABB, Ltd. 18,015,014
1,203 Belimo Holding AG 858,833
766 Burckhardt Compression Holding
AG 549,541
33,371 Compagnie Financiere Richemont
SA 5,299,458
1,754 DKSH Holding AG 139,511
2,261 Flughafen Zurich AG 543,930
2,852 Givaudan SA 15,647,632
131,872 Holcim AG 12,914,603
1,115 Huber+Suhner AG 115,530
259 INFICON Holding AG 374,287
75,247 Nestle SA 7,561,754
282,403 Novartis AG 32,516,555
25,650 PSP Swiss Property AG 3,758,107
Shares Common Stock  96.2% Value
Switzerland  9.2%  - continued
60,597 Roche Holding AG, Participation
Certificates $ 19,392,085
92 Schweiter Technologies AG 46,430
6,556 SGS SA 732,052
2,005 Siegfried Holding AG 2,700,336
23,861 Sonova Holding AG 8,594,624
1,537 Swiss Prime Site AG 172,258
1,730 Tecan Group AG 568,513
133,101 UBS Group AG 4,118,684
6,136 Zurich Insurance Group AG 3,707,126
Total 138,326,863
Taiwan  1.9%
21,801 ASE Technology Holding Company,
Ltd. ADR 212,778
649,000 Asia Cement Corporation 976,943
13,000 Asustek Computer, Inc. 225,841
572,232 Chang Hwa Commercial Bank, Ltd. 323,450
291,000 Cheng Shin Rubber Industry
Company, Ltd. 475,049
15,000 Chicony Electronics Company, Ltd. 77,341
136,000 Chipbond Technology Corporation 286,189
4,060 Chunghwa Telecom Company, Ltd.
ADR 161,060
282,000 Compal Electronics, Inc. 295,916
73,000 Delta Electronics, Inc. 870,968
20,000 Dynapack International Technology
Corporation 65,532
99,000 Far Eastern New Century
Corporation 119,449
65,000 Far EasTone Telecommunications
Company, Ltd. 186,029
113,000 Feng Hsin Steel Company, Ltd. 303,180
4,000 Fusheng Precision Company, Ltd. 36,613
205,000 Hon Hai Precision Industry
Company, Ltd. 1,207,012
225,000 Inventec Corporation 305,734
105,000 KGI Financial Holding Company,
Ltd. 54,679
124,000 Lite-On Technology Corporation 389,148
46,000 MediaTek, Inc. 1,695,355
197,000 Nan Ya Plastics Corporation 285,575
386,000 Pegatron Corporation 1,252,424
272,000 Pou Chen Corporation 309,430
10,000 Powertech Technology, Inc. 43,099
11,000 President Chain Store Corporation 102,311
52,000 Quanta Computer, Inc. 433,380
17,000 Realtek Semiconductor Corporation 252,324
244,000 Synnex Technology International
Corporation 556,087
27,000 Systex Corporation 108,221
600,320 Taichung Commercial Bank
Company, Ltd. 348,752
173,000 Taiwan Mobile Company, Ltd. 628,540
7,000 Taiwan Secom Company, Ltd. 30,384
439,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 13,253,203
64,947 Topco Scientific Company, Ltd. 577,426
367,000 Uni-President Enterprises
Corporation 1,004,159
38,000 Wah Lee Industrial Corporation 153,745
71,000 WPG Holdings, Ltd. 167,994

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.2% Value
Taiwan  1.9%  - continued
819,827 Yuanta Financial Holding Company,
Ltd. $ 819,580
Total 28,594,900
Thailand  0.1%
116,400 Central Pattana pcl NVDR 240,833
335,400 Kasikornbank pcl NVDR 1,561,561
Total 1,802,394
Turkey  0.1%
7,732 Ford Otomotiv Sanayi AS 207,559
87,293 Haci Omer Sabanci Holding AS 248,497
20,857 KOC Holding AS 114,783
45,170 Tekfen Holding AS
a
68,684
90,345 Turk Hava Yollari Anonim Ortakligi
a
751,508
Total 1,391,031
United Arab Emirates  0.2%
11,373 Abu Dhabi Commercial Bank PJSC 26,071
230,713 Abu Dhabi National Oil Company
for Distribution PJSC 227,169
311,867 Deyaar Development PJSC 58,011
478,629 Dubai Islamic Bank PJSC 821,132
430,233 Emaar Properties PJSC 1,020,767
168,728 Emirates NBD Bank PJSC 932,516
Total 3,085,666
United Kingdom  10.8%
123,241 abrdn plc 269,014
19,953 AngloGold Ashanti plc 530,641
163,156 AstraZeneca plc 25,417,531
1,232,701 Auto Trader Group plc
b
14,330,396
91,656 Balfour Beatty plc 527,901
1,844 Bank of Georgia Group plc 90,601
9,163 Bellway plc 381,480
22,186 Berkeley Group Holdings plc 1,403,298
30,954 Big Yellow Group plc 524,750
49,896 Breedon Group plc 285,513
93,964 British Land Company plc 547,506
3,952 Burberry Group plc 37,060
29,210 Bytes Technology Group plc 202,909
5,661 Carnival plc
a
93,308
47,291 Coca-Cola European Partners plc 3,724,166
516,896 Compass Group plc 16,571,546
11,548 Computacenter plc 382,146
1,520 CVS Group plc 22,910
955 Diploma plc 56,770
105,739 Domino's Pizza Group plc 424,285
80,786 Dowlais Group plc 63,213
15,836 Dunelm Group plc 244,475
99,833 Evraz plc
a,d
13
49,025 FirstGroup plc 95,760
13,533 Future plc 182,927
482 Games Workshop Group plc 69,343
5,261 Genus plc 141,370
61,602 Grainger plc 202,191
16,188 Greggs plc 676,114
131,130 Halma plc 4,585,030
109,681 Harbour Energy plc 391,199
5,530 Hikma Pharmaceuticals plc 141,511
8,841 Hill & Smith plc 242,947
47,484 Howden Joinery Group plc 577,040
277,188 HSBC Holdings plc 2,486,664
91,926 IG Group Holdings plc 1,131,300
24,197 IMI plc 588,717
Shares Common Stock  96.2% Value
United Kingdom  10.8%  - continued
137,665 Imperial Brands plc $ 4,004,553
11,361 Inchcape plc 121,383
16,456 IntegraFin Holdings plc 81,861
62,924 InterContinental Hotels Group plc 6,852,445
9,121 Intertek Group plc 630,604
13,580 J D Wetherspoon plc
a
134,625
53,677 Jupiter Fund Management plc 62,219
100,673 Marks & Spencer Group plc 502,405
127,982 MONY Group plc 362,360
4,364 Morgan Sindall Group plc 179,701
71,234 Next plc 9,331,419
63,783 Paragon Banking Group plc 662,449
4,013 Pearson plc 54,554
93,855 Pets at Home Group plc 383,215
9,296 Playtech plc
a
93,461
8,961 Polar Capital Holdings plc 64,215
312,398 RELX plc 14,750,307
91,501 Rio Tinto plc 6,495,449
5,344 RS Group plc 58,084
950,539 Shell plc 30,837,184
13,207 Spectris plc 482,661
7,607 TBC Bank Group plc 269,510
704,808 Tesco plc 3,384,006
52,158 Tritax Big Box REIT plc 111,324
71,583 Unilever plc 4,640,969
2,532 Whitbread plc 106,290
134,570 Wickes Group plc 315,209
11,836 YouGov plc 69,489
95,685 Zigup plc 492,920
Total 163,178,416
Virgin Islands, British  <0.1%
4,449 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $1,179,484,282) 1,449,252,153
Shares
Collateral Held for Securities
Loaned 0.4%
5,577,168 Thrivent Cash Management Trust 5,577,168
Total Collateral Held for
Securities Loaned
(cost $5,577,168) 5,577,168
Shares Preferred Stock 0.3%
Brazil  0.1%
143,100 Companhia de Saneamento do
Parana 156,820
10,395 Itausa SA 21,199
147,778 Petroleo Brasileiro SA 978,731
Total 1,156,750
Germany  0.1%
4,026 Bayerische Motoren Werke AG 334,107
7,072 Dr. Ing. h.c. F. Porsche AG
b
565,153
13,097 Henkel AG & Company KGaA 1,231,118
Total 2,130,378
Russian Federation  <0.1%
765,300 Surgutneftegas PJSC
d,e
1
17,100 Transneft PJSC
d,e
0
Total 1

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.3% Value
South Korea  0.1%
2,354 Hyundai Motor Company, 2nd
Preferred $ 316,457
4,521 Hyundai Motor Company, Preferred 588,085
19,107 Samsung Electronics Company,
Ltd. 742,057
Total 1,646,599
Total Preferred Stock
(cost $5,458,410) 4,933,728
Shares or
Principal
Amount Short-Term Investments 3.1%
Federal Home Loan Bank Discount
Notes
1,400,000 5.170%,  10/9/2024
g,h
1,398,372
600,000 4.855%,  10/16/2024
g,h
598,760
400,000 4.956%,  11/15/2024
g,h
397,690
300,000 5.105%,  11/22/2024
g,h
298,003
100,000 4.950%,  11/29/2024
g,h
99,247
Thrivent Core Short-Term Reserve
Fund
4,385,764 5.250% 43,857,637
Total Short-Term Investments
(cost $46,649,313) 46,649,709
Total Investments (cost
$1,237,169,173) 100.0% $1,506,412,758
Other Assets and Liabilities,
Net 0.0% 447,801
Total Net Assets 100.0% $1,506,860,559
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $31,382,157 or
2.1% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 5,260,415
Total lending $5,260,415
Gross amount payable upon return of
collateral for securities loaned $5,577,168
Net amounts due to counterparty $316,753
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 67,209,595 998,324 66,211,270 1
Consumer Discretionary 178,358,380 984,495 177,373,885 –
Consumer Staples^ 78,815,395 4,575,263 74,240,132 0
Energy^ 70,005,426 414,706 69,590,696 24
Financials^ 308,075,265 4,304,850 303,770,415 0
Health Care 163,284,384 – 163,284,384 –
Industrials 238,642,203 2,880,040 235,762,163 –
Information Technology 165,258,678 9,498,019 155,760,659 –
Materials^ 116,463,507 3,975,311 112,488,181 15
Real Estate 22,146,664 – 22,146,576 88
Utilities 40,992,656 609,172 40,383,484 –
Preferred Stock
Consumer Discretionary 1,803,802 – 1,803,802 –
Consumer Staples 1,231,118 – 1,231,118 –
Energy^ 978,732 – 978,731 1
Financials 21,199 – 21,199 –
Information Technology 742,057 – 742,057 –
Utilities 156,820 – 156,820 –
Short-Term Investments 2,792,072 – 2,792,072 –
Subtotal Investments in Securities $1,456,977,953 $28,240,180 $1,428,737,644 $129
Other Investments  * Total
Affiliated Short-Term Investments 43,857,637
Collateral Held for Securities Loaned 5,577,168
Subtotal Other Investments $49,434,805
Total Investments at Value $1,506,412,758
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,428,708 1,428,708 – –
Total Asset Derivatives $1,428,708 $1,428,708 $– $–

International Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$2,792,072 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 506 December 2024 $ 61,808,078 $ 1,133,262
ICE US mini MSCI Emerging Markets Index 81 December 2024 4,453,989 295,446
Total Futures Long Contracts $ 66,262,067 $ 1,428,708
Total Futures Contracts $ 66,262,067 $1,428,708
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $53,314 $139,023 $148,479 $43,858 4,386 2.9%
Total Affiliated Short-Term Investments 53,314 43,858 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,592 79,231 83,246 5,577 5,577 0.4
Total Collateral Held for Securities Loaned 9,592 5,577 0.4
Total Value $62,906 $49,435
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $2,226
Total Income/Non Cash Income from Affiliated
Investments $2,226
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 40
Total Affiliated Income from Securities Loaned, Net $40
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.6% Value
Australia  7.3%
2,884 Ampol, Ltd. $ 60,835
15,533 APA Group 83,128
6,875 Aristocrat Leisure, Ltd. 277,574
2,347 ASX, Ltd. 103,514
36,402 Australia and New Zealand
Banking Group, Ltd. 765,019
61,385 BHP Group, Ltd. 1,905,762
5,364 BlueScope Steel, Ltd. 81,881
16,856 Brambles, Ltd. 221,248
4,337 CAR Group, Ltd. 112,182
793 Cochlear, Ltd. 154,318
16,212 Coles Group, Ltd. 202,106
20,260 Commonwealth Bank of Australia 1,889,762
6,479 Computershare, Ltd. 112,947
5,849 CSL, Ltd. 1,155,370
13,018 DEXUS Property Group 67,923
18,426 Endeavour Group, Ltd. 63,719
20,497 Fortescue, Ltd. 289,100
20,689 Goodman Group 527,755
23,186 GPT Group 79,500
28,689 Insurance Australia Group, Ltd. 145,799
26,940 Lottery Corporation, Ltd. 94,969
4,393 Macquarie Group, Ltd. 702,929
33,334 Medibank, Private Ltd. 84,100
2,127 Mineral Resources, Ltd. 75,835
47,760 Mirvac Group 70,645
37,438 National Australia Bank, Ltd. 969,278
13,913 Northern Star Resources, Ltd. 152,406
5,884 Orica, Ltd. 75,162
20,852 Origin Energy, Ltd. 144,443
34,608 Pilbara Minerals, Ltd.
a
77,843
695 Pro Medicus, Ltd. 85,543
9,778 Qantas Airways, Ltd.
a
49,912
18,185 QBE Insurance Group, Ltd. 207,646
2,225 Ramsay Health Care, Ltd. 63,866
640 REA Group, Ltd. 88,564
2,737 Reece, Ltd. 53,675
4,493 Rio Tinto, Ltd. 397,384
39,310 Santos, Ltd. 190,473
62,880 Scentre Group 158,073
4,312 SEEK, Ltd. 73,813
2,463 Seven Group Holdings, Ltd. 72,738
5,524 Sonic Healthcare, Ltd. 103,899
54,821 South32, Ltd. 140,611
28,894 Stockland 104,216
15,400 Suncorp Group, Ltd. 192,303
48,948 Telstra Corporation, Ltd. 131,011
37,427 Transurban Group 338,155
9,821 Treasury Wine Estates, Ltd. 81,077
46,835 Vicinity Centres 71,359
2,840 Washington H. Soul Pattinson and
Company, Ltd. 68,026
13,735 Wesfarmers, Ltd. 666,982
41,910 Westpac Banking Corporation 915,836
2,018 Wisetech Global, Ltd. 191,097
22,982 Woodside Energy Group, Ltd. 396,145
14,786 Woolworths, Ltd. 339,770
Total 15,929,226
Austria  0.2%
4,076 Erste Group Bank AG 223,359
1,783 OMV AG 76,277
824 Verbund AG 68,176
Shares Common Stock  96.6% Value
Austria  0.2%  - continued
1,297 Voestalpine AG $ 33,702
Total 401,514
Belgium  0.8%
1,934 Ageas SA NV 103,197
10,876 Anheuser-Busch InBev NV 720,723
260 D'ieteren Group 55,056
346 Elia System Operator SA 39,544
1,005 Groupe Bruxelles Lambert SA 78,314
2,778 KBC Groep NV 221,012
5 Lotus Bakeries NV 67,096
187 Sofina SA 52,848
897 Syensqo SA
b
79,213
1,530 UCB SA 276,192
2,167 Warehouses De Pauw CVA 57,826
Total 1,751,021
Bermuda  0.1%
16,474 Aegon, Ltd. 105,815
7,500 CK Infrastructure Holdings, Ltd. 51,022
13,400 Hongkong Land Holdings, Ltd. 49,237
1,900 Jardine Matheson Holdings, Ltd. 74,214
Total 280,288
Cayman Islands  0.4%
678 Futu Holdings, Ltd. ADR
a
64,851
25,446 Grab Holdings, Ltd.
a
96,695
29,200 Sands China, Ltd.
a
73,534
4,480 Sea, Ltd. ADR
a
422,374
16,000 SITC International Holdings
Company, Ltd. 42,917
101,033 WH Group, Ltd.
c
79,574
20,000 Wharf Real Estate Investment
Company, Ltd. 69,847
Total 849,792
Denmark  3.3%
35 A.P. Moller - Maersk AS, Class A 56,725
55 A.P. Moller - Maersk AS, Class B 92,553
1,160 Carlsberg AS 138,129
1,527 Coloplast AS 199,038
8,349 Danske Bank AS 251,127
1,204 Demant AS
a
46,873
2,072 DSV AS 426,438
760 Genmab AS
a
184,250
38,982 Novo Nordisk AS 4,623,714
4,265 Novonesis (Novozymes) B 307,060
2,290 Orsted AS
a,c
151,672
996 Pandora AS 164,159
113 Rockwool International AS 53,049
4,103 Tryg AS 97,302
12,223 Vestas Wind Systems AS
a
268,951
773 Zealand Pharma AS
a
94,052
Total 7,155,092
Finland  1.0%
1,722 Elisa Oyj 91,291
5,430 Fortum Oyj
d
89,353
3,306 Kesko Oyj 70,532
4,114 KONE Oyj 246,106
7,525 Metso Oyj 80,461
5,121 Neste Oil Oyj 99,491
64,547 Nokia Oyj 281,824
38,188 Nordea Bank Abp 450,819

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.6% Value
Finland  1.0%  - continued
1,306 Orion Oyj $ 71,561
6,078 Sampo Oyj 283,481
7,043 Stora Enso Oyj 90,109
6,460 UPM-Kymmene Oyj 216,245
6,088 Wartsila Corporation 136,230
Total 2,207,503
France  10.2%
2,347 Accor SA 102,024
419 Aeroports de Paris SA 53,811
6,998 Air Liquide SA 1,351,388
4,186 Alstom SA
a
86,972
743 Amundi SA
c
55,537
681 Arkema SA 64,864
21,982 AXA SA 846,240
501 BioMerieux 60,045
12,318 BNP Paribas SA 845,284
8,623 Bollore SA 57,560
2,293 Bouygues SA 76,749
3,844 Bureau Veritas SA 127,531
1,880 Capgemini SE 405,894
6,565 Carrefour SA 111,943
5,490 Compagnie de Saint-Gobain SA 500,703
8,221 Compagnie Generale des
Etablissements Michelin SCA 333,882
676 Covivio SA/France 41,139
12,819 Credit Agricole SA 196,040
7,814 Danone SA 569,169
235 Dassault Aviation SA 48,525
8,100 Dassault Systemes SE 321,739
3,021 Edenred SE 114,422
890 Eiffage SA 85,944
22,107 Engie SA 382,279
3,598 EssilorLuxottica SA 852,455
553 Eurazeo SE 45,491
557 Gecina SA 64,133
3,661 Groupe Eurotunnel SA 65,300
383 Hermes International SCA 943,084
457 Ipsen SA 56,293
901 Kering SA 259,356
2,604 Klepierre SA 85,323
1,233 La Francaise des Jeux SAEM
c
50,737
3,174 Legrand SA 364,974
2,912 L'Oreal SA 1,306,142
3,329 LVMH Moet Hennessy Louis Vuitton
SE 2,552,935
22,538 Orange SA 258,126
2,453 Pernod-Ricard SA 371,121
2,770 Publicis Groupe SA 303,139
268 Remy Cointreau SA, DRIP
a,b
0
2,327 Renault SA 101,162
2,730 Rexel SA 79,134
4,137 Safran SA 973,533
13,795 Sanofi SA 1,588,350
353 Sartorius Stedim Biotech 73,911
6,618 Schneider Electric SE 1,744,560
293 SEB SA 33,445
8,747 Societe Generale SA 217,969
1,071 Sodexo SA 87,804
653 Teleperformance SE 67,553
1,145 Thales SA 181,977
26,119 TotalEnergies SE 1,696,049
8,341 Veolia Environnement SA 274,614
6,055 Vinci SA 707,810
Shares Common Stock  96.6% Value
France  10.2%  - continued
8,726 Vivendi SE $ 100,944
Total 22,347,108
Germany  8.3%
1,961 Adidas AG 519,640
4,741 Allianz SE 1,559,409
10,803 BASF SE 572,591
11,891 Bayer AG 402,294
3,860 Bayerische Motoren Werke AG 341,366
991 Bechtle AG 44,330
1,201 Beiersdorf AG 180,774
1,563 Brenntag AG 116,667
487 Carl Zeiss Meditec AG 38,636
12,188 Commerzbank AG 224,801
1,331 Continental AG 86,254
2,288 Covestro AG
a,c
142,590
755 CTS Eventim AG & Company KGaA 78,615
5,977 Daimler Truck Holding AG 224,421
2,237 Delivery Hero AG
a,c
90,530
22,936 Deutsche Bank AG 397,061
2,300 Deutsche Boerse AG 539,969
7,242 Deutsche Lufthansa AG 53,043
42,249 Deutsche Telekom AG 1,240,824
12,346 DHL Group 550,715
27,174 E.ON SE 404,674
3,102 Evonik Industries AG 72,616
2,486 Fresenius Medical Care AG 105,634
5,113 Fresenius SE & Company KGaA
a
195,065
1,877 GEA Group AG 92,061
730 Hannover Rueckversicherung SE 208,386
1,653 Heidelberg Materials AG 180,078
1,258 Henkel AG & Company KGaA 106,946
15,807 Infineon Technologies AG 554,952
878 Knorr-Bremse AG 78,234
897 LEG Immobilien SE 93,910
9,064 Mercedes-Benz Group AG 587,341
1,564 Merck KGaA 276,095
651 MTU Aero Engines AG 203,456
1,619 Muenchener Rueckversicherungs-
Gesellschaft AG 892,143
699 Nemetschek SE 72,654
1,278 PUMA SE 53,441
62 Rational AG 63,299
527 Rheinmetall AG 286,492
7,653 RWE AG 278,821
12,639 SAP SE 2,890,956
908 Scout24 SE
c
78,177
9,199 Siemens AG 1,861,034
7,740 Siemens Energy AG
a
285,760
3,413 Siemens Healthineers AG
c
204,987
1,607 Symrise AG 222,392
781 Talanx AG 65,834
8,964 Vonovia SE 327,246
2,714 Zalando SE
a,c
89,703
Total 18,236,917
Hong Kong  1.7%
134,800 AIA Group, Ltd. 1,177,189
45,000 BOC Hong Kong (Holdings), Ltd. 142,572
23,500 CK Asset Holdings, Ltd. 102,309
32,500 CK Hutchison Holdings, Ltd. 184,266
20,000 CLP Holdings, Ltd. 174,848
26,000 Galaxy Entertainment Group, Ltd. 128,393
9,200 Hang Seng Bank, Ltd. 114,468

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.6% Value
Hong Kong  1.7%  - continued
18,000 Henderson Land Development
Company, Ltd. $ 57,001
46,000 HKT Trust and HKT, Ltd. 58,795
135,162 Hong Kong and China Gas
Company, Ltd. 110,398
14,600 Hong Kong Exchanges & Clearing,
Ltd. 596,415
30,960 Link REIT 154,344
19,000 MTR Corporation, Ltd. 71,025
17,000 Power Assets Holdings, Ltd. 108,366
46,571 Sino Land Company, Ltd. 50,860
17,500 Sun Hung Kai Properties, Ltd. 189,610
5,000 Swire Pacific, Ltd. 42,637
16,500 Techtronic Industries Company,
Ltd. 246,319
13,000 Wharf Holdings, Ltd. 36,913
Total 3,746,728
Ireland  0.4%
21,973 AIB Group plc 125,868
12,312 Bank of Ireland Group plc 137,495
1,196 DCC plc 81,650
5,222 James Hardie Industries plc
a
207,509
1,870 Kerry Group plc 193,786
1,871 Kingspan Group plc 175,480
Total 921,788
Isle of Man  <0.1%
7,734 Entain plc 79,019
Total 79,019
Israel  0.8%
500 Azrieli Group, Ltd. 34,868
15,377 Bank Hapoalim BM 154,125
18,432 Bank Leumi Le-Israel BM 180,503
1,075 Check Point Software Technologies,
Ltd.
a
207,271
522 CyberArk Software, Ltd.
a
152,220
323 Elbit Systems, Ltd. 64,276
1,208 Global-e Online, Ltd.
a
46,436
9,366 ICL Group, Ltd. 39,865
14,973 Israel Discount Bank, Ltd. 83,887
1,875 Mizrahi Tefahot Bank, Ltd. 73,280
452 Monday.com, Ltd.
a
125,552
768 NICE, Ltd.
a
133,525
13,561 Teva Pharmaceutical Industries,
Ltd. ADR
a
244,369
640 Wix.com, Ltd.
a
106,989
Total 1,647,166
Italy  2.1%
1,507 Amplifon SPA 43,372
15,589 Banco BPM SPA 105,327
7,451 Davide Campari-Milano NV 63,159
264 DiaSorin SPA 30,869
98,444 Enel SPA 786,353
27,828 Eni SPA 423,475
7,395 Finecobank Banca Fineco SPA 126,913
12,345 Generali 357,298
4,068 Infrastrutture Wireless Italiane SPA
c
50,034
177,033 Intesa Sanpaolo SPA 757,826
4,898 Leonardo SPA 109,624
6,049 Mediobanca SPA 103,356
2,661 Moncler SPA 169,178
7,148 Nexi SPA
a,c
48,565
Shares Common Stock  96.6% Value
Italy  2.1%  - continued
5,533 Poste Italiane SPA
c
$ 77,701
3,272 Prysmian SPA 238,066
1,266 Recordati SPA 71,638
24,407 Snam SPA 124,323
117,366 Telecom Italia SPA
a
32,631
17,030 Terna Rete Elettrica Nazionale SPA 153,387
17,832 UniCredit SPA 782,855
Total 4,655,950
Japan  21.8%
9,300 Advantest Corporation 437,391
7,900 Aeon Company, Ltd. 214,566
2,400 AGC, Inc. 77,880
6,300 Aisin Corporation 70,003
5,600 Ajinomoto Company, Inc. 216,731
1,900 All Nippon Airways Company, Ltd. 40,685
17,421 Asahi Group Holdings, Ltd. 228,337
15,200 Asahi Kasei Corporation 115,237
8,300 Asics Corporation 174,368
21,900 Astellas Pharma, Inc. 253,106
7,200 Bandai Namco Holdings, Inc. 164,291
6,900 Bridgestone Corporation 266,464
2,800 Brother Industries, Ltd. 54,915
11,300 Canon, Inc. 372,169
4,200 Capcom Company, Ltd. 97,961
9,400 Central Japan Railway Company 217,047
6,400 Chiba Bank, Ltd. 52,021
7,800 Chubu Electric Power Company,
Inc. 91,667
8,100 Chugai Pharmaceutical Company,
Ltd. 392,616
12,700 Concordia Financial Group, Ltd. 70,891
4,600 Dai Nippon Printing Company, Ltd. 82,134
3,900 Daifuku Company, Ltd. 75,495
11,000 Dai-Ichi Mutual Life Insurance
Company, Ltd. 285,421
22,400 Daiichi Sankyo Company, Ltd. 739,925
3,200 Daikin Industries, Ltd. 449,155
700 Daito Trust Construction Company,
Ltd. 85,264
6,800 Daiwa House Industry Company,
Ltd. 214,037
16,100 Daiwa Securities Group, Inc. 114,192
22,900 Denso Corporation 344,219
2,500 Dentsu Group, Inc. 77,055
1,100 DISCO Corporation 289,770
11,000 East Japan Railway Company 218,306
3,100 Eisai Company, Ltd. 115,552
34,900 Eneos Holdings, Inc. 191,083
11,400 FANUC Corporation 334,823
2,300 Fast Retailing Company, Ltd. 763,134
1,600 Fuji Electric Company, Ltd. 96,949
13,600 FUJIFILM Holdings NPV 352,062
20,100 Fujitsu, Ltd. 413,244
3,400 Hamamatsu Photonics KK 44,364
2,800 Hankyu Hanshin Holdings, Inc. 86,496
200 Hikari Tsushin, Inc. 44,544
1,300 Hitachi Construction Machinery
Company, Ltd. 31,863
56,100 Hitachi, Ltd. 1,487,623
54,300 Honda Motor Company, Ltd. 579,725
1,300 Hoshizaki Corporation 45,274
4,200 Hoya Corporation 581,715
4,500 Hulic Company, Ltd. 45,808
1,400 IBIDEN Company, Ltd. 43,270

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.6% Value
Japan  21.8%  - continued
11,800 Idemitsu Kosan Company, Ltd. $ 85,566
11,400 Inpex Corporation 154,342
7,300 Isuzu Motors, Ltd. 99,537
14,400 ITOCHU Corporation 776,089
1,700 Japan Airlines Company, Ltd. 29,732
12,000 Japan Exchange Group, Inc. 155,956
17,500 Japan Post Bank Company, Ltd. 164,277
23,300 Japan Post Holdings Company,
Ltd. 223,427
2,300 Japan Post Insurance Company,
Ltd. 42,242
15 Japan Real Estate Investment
Corporation 59,634
14,500 Japan Tobacco, Inc. 422,802
7,000 JFE Holdings, Inc. 94,110
4,800 Kajima Corporation 89,967
8,500 Kansai Electric Power Company,
Inc. 140,869
5,600 Kao Corporation 276,789
4,800 Kawasaki Kisen Kaisha, Ltd. 74,830
18,600 KDDI Corporation 595,898
1,600 Keisei Electric Railway Company,
Ltd. 47,701
2,400 Keyence Corporation 1,150,229
8,200 Kikkoman Corporation 93,288
9,400 Kirin Holdings Company, Ltd. 143,255
1,800 Kobe Bussan Company, Ltd. 56,139
1,700 Kokusai Electric Corporation 38,333
11,200 Komatsu, Ltd. 313,541
1,200 Konami Group Corporation 122,374
12,100 Kubota Corporation 172,769
15,500 Kyocera Corporation 181,152
2,900 Kyowa Hakko Kirin Company, Ltd. 51,175
1,000 Lasertec Corporation 166,727
32,400 LY Corporation 94,439
5,200 M3, Inc. 52,073
2,900 Makita Corporation 97,967
17,200 Marubeni Corporation 284,176
4,200 MatsukiyoCocokara & Company 69,196
6,900 Mazda Motor Corporation 52,720
1,000 McDonald's Holdings Company
(Japan), Ltd. 47,648
2,800 MEIJI Holdings Company, Ltd. 70,035
4,400 Minebea Mitsumu, Inc. 86,972
16,400 Mitsubishi Chemical Group
Corporation 105,492
40,500 Mitsubishi Corporation 841,584
23,000 Mitsubishi Electric Corporation 373,082
13,800 Mitsubishi Estate Company, Ltd. 217,961
9,800 Mitsubishi HC Capital, Inc. 69,601
38,800 Mitsubishi Heavy Industries, Ltd. 579,827
134,400 Mitsubishi UFJ Financial Group,
Inc. 1,380,100
31,100 Mitsui & Company, Ltd. 695,522
2,100 Mitsui Chemicals, Inc. 56,095
32,300 Mitsui Fudosan Company, Ltd. 304,358
4,200 Mitsui O.S.K. Lines, Ltd. 145,407
29,230 Mizuho Financial Group, Inc. 604,209
3,000 MonotaRO Company, Ltd. 50,025
15,600 MS and AD Insurance Group
Holdings, Inc. 366,665
20,500 Murata Manufacturing Company,
Ltd. 405,669
3,000 NEC Corporation 289,699
4,100 NEXON Company, Ltd. 81,475
10,200 Nidec Corporation 214,742
Shares Common Stock  96.6% Value
Japan  21.8%  - continued
12,600 Nintendo Company, Ltd. $ 673,488
95 Nippon Building Fund, Inc. 87,051
11,500 Nippon Paint Holdings Company,
Ltd. 87,583
27 Nippon Prologis REIT, Inc. 46,249
2,100 Nippon Sanso Holdings
Corporation 77,076
10,500 Nippon Steel Corporation 235,327
361,700 Nippon Telegraph and Telephone
Corporation 370,810
5,600 Nippon Yusen Kabushiki Kaisha 205,697
28,300 Nissan Motor Company, Ltd. 80,390
2,400 Nissin Foods Holdings Company,
Ltd. 67,066
1,000 Nitori Holdings Company, Ltd. 148,882
8,500 Nitto Denko Corporation 143,040
36,400 Nomura Holdings, Inc. 189,971
1,300 Nomura Real Estate Holdings, Inc. 35,026
4,600 Nomura Research Institute, Ltd. 170,714
7,600 NTT Data Group Corporation 136,782
7,900 Obayashi Corporation 100,675
4,000 OBIC Company, Ltd. 140,337
14,300 Olympus Corporation 271,833
2,100 OMRON Corporation 96,011
4,500 Ono Pharmaceutical Company, Ltd. 60,405
500 Oracle Corporation Japan 51,622
13,200 Oriental Land Company, Ltd. 341,450
14,000 ORIX Corporation 327,584
4,500 Osaka Gas Company, Ltd. 101,484
2,800 Otsuka Corporation 69,151
5,100 Otsuka Holdings Company, Ltd. 289,676
4,600 Pan Pacific International Holdings
Company 119,526
28,200 Panasonic Holdings Corporation 247,730
18,200 Rakuten Group, Inc.
a
117,434
18,000 Recruit Holdings Company, Ltd. 1,093,543
20,400 Renesas Electronics Corporation 296,058
25,300 Resona Holdings, Inc. 177,280
6,600 Ricoh Company, Ltd. 71,627
4,200 Rohm Company, Ltd. 47,316
3,300 SBI Holdings, Inc. 76,370
1,000 SCREEN Holdings Company, Ltd. 70,321
1,900 SCSK Corporation 39,395
5,000 Secom Company, Ltd. 184,945
3,500 Seiko Epson Corporation 64,745
4,600 Sekisui Chemical Company, Ltd. 71,924
7,200 Sekisui House, Ltd. 199,913
26,800 Seven & I Holdings Company, Ltd. 403,545
3,900 SG Holdings Company, Ltd. 41,829
2,900 Shimadzu Corporation 96,995
900 Shimano, Inc. 171,331
21,800 Shin-Etsu Chemical Company, Ltd. 911,031
9,300 Shionogi & Company, Ltd. 133,308
4,800 Shiseido Company, Ltd. 130,544
5,300 Shizuoka Financial Group, Inc. 46,228
700 SMC Corporation 313,054
346,000 SoftBank Corporation 451,734
12,500 SoftBank Group Corporation 741,453
11,400 Sompo Holdings, Inc. 256,965
75,500 Sony Group Corporation 1,466,783
7,300 Subaru Corporation 129,145
4,200 Sumco Corporation 45,427
12,600 Sumitomo Corporation 282,946
8,600 Sumitomo Electric Industries, Ltd. 139,644
3,000 Sumitomo Metal Mining Company,
Ltd. 90,031

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.6% Value
Japan  21.8%  - continued
45,300 Sumitomo Mitsui Financial Group,
Inc. $ 967,908
7,900 Sumitomo Mitsui Trust Group, Inc. 189,086
3,500 Sumitomo Realty & Development
Company, Ltd. 118,477
1,700 Suntory Beverage and Food, Ltd. 64,012
19,000 Suzuki Motor Corporation 213,938
6,100 Sysmex Corporation 120,742
5,900 T&D Holdings, Inc. 104,022
2,000 Taisei Corporation 87,825
19,300 Takeda Pharmaceutical Company,
Ltd. 556,102
23,500 TDK Corporation 300,197
16,200 Terumo Corporation 306,901
2,600 TIS, Inc. 66,369
1,400 Toho Company, Ltd. 56,783
22,700 Tokio Marine Holdings, Inc. 837,050
18,500 Tokyo Electric Power Company
Holdings, Inc.
a
82,049
5,400 Tokyo Electron, Ltd. 963,013
4,400 Tokyo Gas Company, Ltd. 102,490
6,100 Tokyu Corporation 78,994
2,900 TOPPAN Holdings, Inc. 86,311
16,800 Toray Industries, Inc. 99,218
1,700 TOTO, Ltd. 63,236
1,800 Toyota Industries Corporation 139,577
124,300 Toyota Motor Corporation 2,234,170
7,700 Toyota Tsusho Corporation 140,785
1,500 Trend Micro, Inc. 89,063
4,900 Unicharm Corporation 176,526
5,300 West Japan Railway Company 100,654
3,150 Yakult Honsha Company, Ltd. 72,950
10,200 Yamaha Motor Company, Ltd. 91,862
2,900 Yaskawa Electric Corporation 101,519
2,800 Yokogawa Electric Corporation 71,750
1,200 Zensho Holdings Company, Ltd. 66,487
1,600 ZOZO, Inc. 58,127
Total 47,644,030
Jersey  0.7%
11,118 Experian plc 585,582
125,523 Glencore plc 718,828
13,055 WPP plc 133,728
Total 1,438,138
Luxembourg  0.2%
5,677 ArcelorMittal SA 148,650
1,635 Eurofins Scientific SE 103,661
2,421 InPost SA
a
45,709
5,716 Tenaris SA 90,724
Total 388,744
Netherlands  5.9%
5,546 ABN AMRO Bank NV
c
100,226
263 Adyen NV
a,c
411,759
2,348 AerCap Holdings NV 222,403
7,192 Airbus SE 1,052,596
2,065 Akzo Nobel NV 145,874
719 Argenx SE
a
388,757
568 ASM International NV 374,744
4,836 ASML Holding NV 4,022,885
1,918 ASR Nederland NV 94,025
933 BE Semiconductor Industries NV 118,995
972 Euronext NV
c
105,508
1,204 EXOR NV 129,074
Shares Common Stock  96.6% Value
Netherlands  5.9%  - continued
1,526 Ferrari NV $ 715,087
6,316 Ferrovial SE 271,444
1,569 Heineken Holding NV 118,539
3,486 Heineken NV 309,453
690 IMCD NV 119,864
39,983 ING Groep NV 725,414
1,475 JDE Peet's BV 30,802
47,779 Koninklijke (Royal) KPN NV 195,144
11,339 Koninklijke Ahold Delhaize NV 391,662
9,670 Koninklijke Philips NV
a
317,037
3,277 NN Group NV 163,510
1,279 OCI NV 36,464
17,158 Prosus NV 749,845
2,679 QIAGEN NV 121,102
1,314 Randstad Holding NV 65,288
25,614 Stellantis NV 354,704
8,195 STMicroelectronics NV 244,739
9,960 Universal Music Group NV 260,566
3,008 Wolters Kluwer NV 507,365
Total 12,864,875
New Zealand  0.3%
18,003 Auckland International Airport, Ltd. 85,437
7,068 Fisher & Paykel Healthcare
Corporation, Ltd. 156,670
8,194 Mercury NZ, Ltd. 33,658
15,666 Meridian Energy, Ltd. 59,064
21,958 Spark New Zealand, Ltd. 42,268
1,752 Xero, Ltd.
a
181,097
Total 558,194
Norway  0.5%
3,825 Aker BP ASA 81,866
10,839 DNB Bank ASA 222,276
10,141 Equinor ASA 256,554
2,421 Gjensidige Forsikring ASA 45,286
1,065 Kongsberg Gruppen ASA 104,029
5,633 Mowi ASA 101,188
17,022 Norsk Hydro ASA 109,962
8,485 Orkla ASA 80,026
799 SalMar ASA 41,907
7,453 Telenor ASA 95,344
2,004 Yara International ASA 63,313
Total 1,201,751
Portugal  0.2%
37,982 EDP SA 173,229
5,625 Galp Energia SGPS SA 105,285
3,428 Jeronimo Martins SGPS SA 67,312
Total 345,826
Singapore  1.2%
65,229 CapitaLand Integrated Commercial
Trust 107,216
28,300 Capitaland Investment, Ltd. 68,423
45,154 Capland Ascendas REIT 99,988
24,130 DBS Group Holdings, Ltd. 714,593
73,200 Genting Singapore, Ltd. 49,618
17,600 Keppel, Ltd. 90,406
40,963 Oversea-Chinese Banking
Corporation, Ltd. 479,512
10,800 Sembcorp Industries, Ltd. 46,426
18,000 Singapore Airlines, Ltd. 95,020
10,400 Singapore Exchange, Ltd. 92,152

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.6% Value
Singapore  1.2%  - continued
18,900 Singapore Technologies
Engineering, Ltd. $ 68,262
90,000 Singapore Telecommunications,
Ltd. 226,297
15,300 United Overseas Bank, Ltd. 381,918
23,300 Wilmar International, Ltd. 60,431
Total 2,580,262
Spain  2.6%
299 Acciona SA 42,421
2,223 ACS Actividades de Construccion y
Servicios SA 102,607
908 Aena SME SA
c
199,466
5,453 Amadeus IT Holding SA 394,921
69,758 Banco Bilbao Vizcaya Argentaria
SA 753,546
65,847 Banco de Sabadell SA 139,842
187,540 Banco Santander SA 960,932
43,986 CaixaBank SA 262,506
6,413 Cellnex Telecom SA
c
260,002
3,777 EDP Renovaveis SA 65,904
3,844 Endesa SA 83,979
3,610 Grifols SA
a
41,027
73,924 Iberdrola SA 1,142,804
13,203 Industria de Diseno Textil SA 781,968
4,912 Redeia Corporacion SA 95,495
14,735 Repsol SA 194,345
48,041 Telefonica SA 235,021
Total 5,756,786
Supranational  0.1%
1,430 Unibail-Rodamco-Westfield 125,244
Total 125,244
Sweden  3.2%
1,471 AB Industrivarden, Class A 54,402
1,937 AB Industrivarden, Class C 71,327
3,146 Addtech AB 94,314
3,502 Alfa Laval AB 168,362
12,132 Assa Abloy AB 408,726
32,511 Atlas Copco AB, Class A 630,077
18,892 Atlas Copco AB, Class B 324,146
4,368 Beijer Ref AB 71,913
3,311 Boliden AB 112,372
7,977 Epiroc AB, Class A 172,778
4,720 Epiroc AB, Class B 89,504
4,521 EQT AB 155,197
7,375 Essity AB 230,127
2,179 Evolution Gaming Group AB
c
214,311
8,022 Fastighets AB Balder
a
70,548
2,769 Getinge AB 59,594
6,856 Hennes & Mauritz AB 116,769
25,130 Hexagon AB 270,677
923 Holmen AB 39,961
4,124 Husqvarna AB 28,887
3,307 Indutrade AB 102,914
1,792 Investment AB Latour 55,988
20,950 Investor AB, Class B 645,600
920 L E Lundbergforetagen AB 52,687
2,822 Lifco AB 92,939
18,343 NIBE Industrier AB 100,532
3,877 Saab AB 82,621
2,659 Sagax AB 75,725
12,905 Sandvik AB 288,777
5,953 Securitas AB 75,573
Shares Common Stock  96.6% Value
Sweden  3.2%  - continued
19,207 Skandinaviska Enskilda Banken AB $ 294,025
4,118 Skanska AB 85,841
4,126 SKF AB 82,185
7,335 Svenska Cellulosa AB SCA 106,939
17,654 Svenska Handelsbanken AB 181,341
10,276 Swedbank AB 218,115
2,359 Swedish Orphan Biovitrum AB
a
75,955
6,494 Tele2 AB 73,471
33,578 Telefonaktiebolaget LM Ericsson 253,731
28,556 Telia Company AB 92,339
2,606 Trelleborg AB 100,307
2,424 Volvo AB, Class A 64,727
19,226 Volvo AB, Class B 508,570
8,774 Volvo Car AB
a
24,155
Total 7,119,049
Switzerland  9.7%
19,142 ABB, Ltd. 1,110,535
2,039 Adecco SA 69,539
6,048 Alcon, Inc. 605,285
1,108 Avolta AG 46,897
398 Bachem Holding AG 33,552
527 Baloise Holding AG 107,768
365 Banque Cantonale Vaudoise 37,699
43 Barry Callebaut AG 79,612
256 BKW FMB Energie 46,423
1 Chocoladefabriken Lindt and
Spruengli AG 127,371
2,612 Clariant AG 39,588
2,655 Coca-Cola HBC AG 94,657
6,507 Compagnie Financiere Richemont
SA 1,033,339
2,251 DSM-Firmenich AG 310,655
85 EMS-CHEMIE Holding AG 71,420
720 Galderma Group AG
a
66,866
405 Geberit AG 264,387
112 Givaudan SA 614,493
449 Helvetia Holding AG 77,646
6,309 Holcim AG 617,858
2,493 Julius Baer Group, Ltd. 150,338
585 Kuehne & Nagel International AG 159,833
12 Lindt & Spruengli AG 154,799
1,886 Logitech International SA 168,912
874 Lonza Group AG 554,626
31,712 Nestle SA 3,186,816
23,856 Novartis AG 2,746,837
275 Partners Group Holding AG 414,611
387 Roche Holding AG, Bearer Shares 132,492
8,504 Roche Holding AG, Participation
Certificates 2,721,427
4,956 Sandoz Group AG 206,531
284 Schindler Holding AG 80,772
493 Schindler Holding AG, Participation
Certificates 144,698
1,862 SGS SA 207,913
3,702 SIG Group AG 82,536
1,845 Sika AG 611,554
613 Sonova Holding AG 220,800
1,351 Straumann Holding AG 220,990
350 Swatch Group AG, Bearer Shares 74,954
620 Swatch Group AG, Registered
Shares 26,571
348 Swiss Life Holding AG 291,192
936 Swiss Prime Site AG 104,901
3,651 Swiss Re AG 505,223

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.6% Value
Switzerland  9.7%  - continued
313 Swisscom AG $ 204,548
728 Temenos AG 50,970
39,809 UBS Group AG 1,231,852
327 VAT Group AG
c
167,227
1,771 Zurich Insurance Group AG 1,069,967
Total 21,349,480
United Kingdom  13.6%
11,781 3i Group plc 521,881
3,151 Admiral Group plc 117,454
15,380 Anglo American plc 499,938
4,773 Antofagasta plc 128,656
5,293 Ashtead Group plc 410,107
4,063 Associated British Foods plc 126,980
18,764 AstraZeneca plc 2,923,181
10,907 Auto Trader Group plc
c
126,796
32,403 Aviva PLC 209,867
36,625 BAE Systems plc 608,052
178,684 Barclays plc 536,872
16,683 Barratt Developments plc 107,032
1,237 Berkeley Group Holdings plc 78,242
200,071 BP plc 1,043,479
24,173 British American Tobacco plc 881,303
78,296 BT Group plc 155,188
4,091 Bunzl plc 193,746
63,472 Centrica plc 99,279
2,499 Coca-Cola European Partners plc 196,796
20,613 Compass Group plc 660,847
1,606 Croda International plc 90,743
26,930 Diageo plc 940,664
2,224 Endeavour Mining plc 52,632
50,169 GSK plc 1,021,494
88,428 Haleon plc 462,700
4,595 Halma plc 160,667
4,306 Hargreaves Lansdown plc 64,173
2,014 Hikma Pharmaceuticals plc 51,538
224,140 HSBC Holdings plc 2,010,768
9,829 Imperial Brands plc 285,917
16,137 Informa plc 177,467
1,952 InterContinental Hotels Group plc 212,574
1,953 Intertek Group plc 135,026
20,135 J Sainsbury plc 79,681
31,368 JD Sports Fashion plc 64,679
22,261 Kingfisher plc 96,073
8,565 Land Securities Group plc 74,663
72,377 Legal & General Group plc 219,360
755,281 Lloyds TSB Group plc 593,873
5,787 London Stock Exchange Group plc 792,305
27,364 M&G plc 75,904
15,871 Melrose Industries plc 96,997
5,343 Mondi plc 101,920
58,240 National Grid plc 805,053
80,452 NatWest Group plc 372,442
1,450 Next plc 189,945
7,283 Pearson plc 99,008
3,869 Persimmon plc 85,141
8,486 Phoenix Group Holdings plc 63,563
33,281 Prudential plc 308,756
33,281 Prudential plc, DRIP
a,b
4
8,449 Reckitt Benckiser Group plc 516,946
22,599 RELX plc 1,067,043
30,556 Rentokil Initial plc 149,415
13,644 Rio Tinto plc 968,557
102,942 Rolls-Royce Holdings plc
a
728,572
12,159 Sage Group plc 167,019
Shares Common Stock  96.6% Value
United Kingdom  13.6%  - continued
9,756 Schroders plc $ 45,714
15,550 SEGRO plc 182,254
3,258 Severn Trent plc 115,345
76,271 Shell plc 2,474,368
10,583 Smith & Nephew plc 164,258
4,200 Smiths Group plc 94,387
891 Spirax Group plc 89,817
13,235 SSE plc 333,581
26,253 Standard Chartered plc 278,439
42,837 Taylor Wimpey plc 94,228
83,830 Tesco plc 402,494
30,197 Unilever plc 1,957,774
8,253 United Utilities Group plc 115,710
273,547 Vodafone Group plc 274,149
2,180 Whitbread plc 91,513
8,062 Wise plc
a
72,491
Total 29,795,500
Total Common Stock
(cost $150,979,014) 211,376,991
Shares Preferred Stock 0.4%
Germany  0.4%
713 Bayerische Motoren Werke AG 59,170
1,378 Dr. Ing. h.c. F. Porsche AG
c
110,122
2,049 Henkel AG & Company KGaA 192,606
1,853 Porsche Automobil Holding SE 84,899
317 Sartorius AG 89,134
2,496 Volkswagen AG 265,107
Total 801,038
Total Preferred Stock
(cost $904,088) 801,038
Shares
Collateral Held for Securities
Loaned <0.1%
88,995 Thrivent Cash Management Trust 88,995
Total Collateral Held for
Securities Loaned
(cost $88,995) 88,995
Shares or
Principal
Amount Short-Term Investments 2.5%
Federal Home Loan Bank Discount
Notes
100,000 5.180%,  10/4/2024
e,f
99,948
100,000 4.630%,  11/22/2024
e,f
99,335
Federal National Mortgage
Association Discount Notes
100,000 4.985%,  11/8/2024
e,f
99,510
Thrivent Core Short-Term Reserve
Fund
526,787 5.250% 5,267,872
Total Short-Term Investments
(cost $5,566,634) 5,566,665
Total Investments (cost
$157,538,731) 99.5% $217,833,689
Other Assets and Liabilities,
Net 0.5% 1,084,645
Total Net Assets 100.0% $218,918,334
a Non-income producing security.

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $2,815,224 or
1.3% of total net assets.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 83,922
Total lending $83,922
Gross amount payable upon return of
collateral for securities loaned $88,995
Net amounts due to counterparty $5,073
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,093,878 422,374 8,671,504 –
Consumer Discretionary 22,811,270 46,436 22,764,834 –
Consumer Staples^ 18,297,504 196,796 18,100,708 0
Energy 7,620,357 – 7,620,357 –
Financials 43,656,967 64,851 43,592,112 4
Health Care 28,161,498 244,369 27,917,129 –
Industrials 36,823,637 393,312 36,430,325 –
Information Technology 18,629,326 592,032 18,037,294 –
Materials 14,463,359 – 14,384,146 79,213
Real Estate 4,616,864 – 4,616,864 –
Utilities 7,202,331 – 7,202,331 –
Preferred Stock
Consumer Discretionary 519,298 – 519,298 –
Consumer Staples 192,606 – 192,606 –
Health Care 89,134 – 89,134 –
Short-Term Investments 298,793 – 298,793 –
Subtotal Investments in Securities $212,476,822 $1,960,170 $210,437,435 $79,217
Other Investments  * Total
Affiliated Short-Term Investments 5,267,872
Collateral Held for Securities Loaned 88,995
Subtotal Other Investments $5,356,867
Total Investments at Value $217,833,689
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 103,550 103,550 – –
Total Asset Derivatives $103,550 $103,550 $– $–
The following table presents International Index Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$298,793 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 48 December 2024 $ 5,867,170 $ 103,550
Total Futures Long Contracts $ 5,867,170 $ 103,550
Total Futures Contracts $ 5,867,170 $103,550

International Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $2,283 $10,749 $7,764 $5,268 527 2.4%
Total Affiliated Short-Term Investments 2,283 5,268 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 648 5,687 6,246 89 89 <0.1
Total Collateral Held for Securities Loaned 648 89 <0.1
Total Value $2,931 $5,357
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $137
Total Income/Non Cash Income from Affiliated
Investments $137
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.4% Value
Communications Services  11.5%
1,103,651 Alphabet, Inc., Class C $ 184,519,411
278,108 Meta Platforms, Inc. 159,200,143
Total 343,719,554
Consumer Discretionary  15.5%
950,187 Amazon.com, Inc.
a
177,048,344
334,339 Best Buy Company, Inc. 34,537,219
517,151 Chipotle Mexican Grill, Inc.
a
29,798,241
160,549 DoorDash, Inc.
a
22,915,159
529,002 eBay, Inc. 34,443,320
248,931 Expedia Group, Inc.
a
36,846,767
142,427 Home Depot, Inc. 57,711,420
257,747 Tesla, Inc.
a
67,434,347
Total 460,734,817
Consumer Staples  1.3%
465,926 Walmart, Inc. 37,623,524
Total 37,623,524
Energy  1.0%
1,068,539 Halliburton Company 31,041,058
Total 31,041,058
Financials  7.5%
104,034 American Express Company 28,214,021
63,899 Ameriprise Financial, Inc. 30,020,389
47,424 FactSet Research Systems, Inc. 21,807,927
142,585 J.P. Morgan Chase & Company 30,065,473
776,504 KeyCorp 13,006,442
456,369 PayPal Holdings, Inc.
a
35,610,473
233,981 Visa, Inc. 64,333,076
Total 223,057,801
Health Care  11.0%
83,713 Amgen, Inc. 26,973,166
125,515 Danaher Corporation 34,895,680
83,989 Eli Lilly & Company 74,409,215
278,429 Gilead Sciences, Inc. 23,343,487
57,316 Humana, Inc. 18,154,270
94,014 Intuitive Surgical, Inc.
a
46,186,258
97,902 Labcorp Holdings, Inc. 21,879,139
269,838 Medtronic plc 24,293,515
63,722 Molina Healthcare, Inc.
a
21,956,052
183,353 Zoetis, Inc. 35,823,509
Total 327,914,291
Industrials  6.0%
79,726 Caterpillar, Inc. 31,182,433
559,318 Fastenal Company 39,946,492
57,668 Northrop Grumman Corporation 30,452,741
676,024 Uber Technologies, Inc.
a
50,809,964
199,554 United Parcel Service, Inc. 27,207,192
Total 179,598,822
Information Technology  41.5%
400,988 Advanced Micro Devices, Inc.
a
65,794,111
1,077,145 Apple, Inc. 250,974,785
230,514 Applied Materials, Inc. 46,575,354
191,329 Broadcom, Inc. 33,004,252
169,049 CDW Corporation 38,255,789
386,996 Fortinet, Inc.
a
30,011,540
166,237 International Business Machines
Corporation 36,751,676
667,766 Microsoft Corporation 287,339,710
Shares Common Stock  97.4% Value
Information Technology  41.5% - continued
2,290,358 NVIDIA Corporation $ 278,141,075
240,065 QUALCOMM, Inc. 40,823,053
192,410 Salesforce, Inc. 52,664,541
82,589 ServiceNow, Inc.
a
73,866,776
Total 1,234,202,662
Materials  1.0%
188,544 Nucor Corporation 28,345,705
Total 28,345,705
Real Estate  1.1%
36,294 Equinix, Inc. 32,215,643
Total 32,215,643
Total Common Stock
(cost $1,512,986,402) 2,898,453,877
Shares Short-Term Investments 2.6% Value
Thrivent Core Short-Term Reserve
Fund
7,718,112 5.250% 77,181,116
Total Short-Term Investments
(cost $77,181,116) 77,181,116
Total Investments (cost
$1,590,167,518) 100.0% $2,975,634,993
Other Assets and Liabilities, Net
<0.1% 281,524
Total Net Assets 100.0% $2,975,916,517
a Non-income producing security.
Definitions:
plc - Public Limited Company

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 343,719,554 343,719,554 – –
Consumer Discretionary 460,734,817 460,734,817 – –
Consumer Staples 37,623,524 37,623,524 – –
Energy 31,041,058 31,041,058 – –
Financials 223,057,801 223,057,801 – –
Health Care 327,914,291 327,914,291 – –
Industrials 179,598,822 179,598,822 – –
Information Technology 1,234,202,662 1,234,202,662 – –
Materials 28,345,705 28,345,705 – –
Real Estate 32,215,643 32,215,643 – –
Subtotal Investments in Securities $2,898,453,877 $2,898,453,877 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 77,181,116
Subtotal Other Investments $77,181,116
Total Investments at Value $2,975,634,993
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $57,373 $254,601 $234,793 $77,181 7,718 2.6%
Total Affiliated Short-Term Investments 57,373 77,181 2.6
Total Value $57,373 $77,181
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $2,400
Total Income/Non Cash Income from Affiliated
Investments $2,400
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.2% Value
Communications Services  8.7%
229,897 Alphabet, Inc., Class A $ 38,128,417
188,465 Alphabet, Inc., Class C 31,509,463
281,348 AT&T, Inc. 6,189,656
3,809 Charter Communications, Inc.
a
1,234,421
151,580 Comcast Corporation 6,331,497
9,434 Electronic Arts, Inc. 1,353,213
8,814 Fox Corporation, Class A 373,097
5,176 Fox Corporation, Class B 200,829
14,738 Interpublic Group of Companies,
Inc. 466,163
6,146 Live Nation Entertainment, Inc.
a
672,926
10,120 Match Group, Inc.
a
382,941
85,725 Meta Platforms, Inc. 49,072,419
16,839 Netflix, Inc.
a
11,943,397
14,845 News Corporation, Class A 395,322
4,405 News Corporation, Class B 123,120
7,677 Omnicom Group, Inc. 793,725
23,335 Paramount Global
b
247,818
6,397 Take-Two Interactive Software,
Inc.
a
983,283
19,229 T-Mobile US, Inc. 3,968,096
165,174 Verizon Communications, Inc. 7,417,964
71,162 Walt Disney Company 6,845,073
87,550 Warner Brothers Discovery, Inc.
a
722,287
Total 169,355,127
Consumer Discretionary  10.0%
17,265 Airbnb, Inc.
a
2,189,375
366,527 Amazon.com, Inc.
a
68,294,976
10,428 Aptiv plc
a
750,920
670 AutoZone, Inc.
a
2,110,527
7,703 Best Buy Company, Inc. 795,720
1,315 Booking Holdings, Inc. 5,538,938
8,937 BorgWarner, Inc. 324,324
8,488 Caesars Entertainment, Inc.
a
354,289
6,124 CarMax, Inc.
a
473,875
39,639 Carnival Corporation
a
732,529
53,736 Chipotle Mexican Grill, Inc.
a
3,096,268
11,514 D.R. Horton, Inc. 2,196,526
4,648 Darden Restaurants, Inc. 762,876
5,983 Deckers Outdoor Corporation
a
953,989
1,372 Domino's Pizza, Inc. 590,152
19,187 eBay, Inc. 1,249,266
4,891 Expedia Group, Inc.
a
723,966
153,202 Ford Motor Company 1,617,813
6,034 Garmin, Ltd. 1,062,165
44,101 General Motors Company 1,977,489
5,467 Genuine Parts Company 763,630
5,142 Hasbro, Inc. 371,869
9,669 Hilton Worldwide Holdings, Inc. 2,228,704
38,909 Home Depot, Inc. 15,765,927
13,870 Las Vegas Sands Corporation 698,216
9,484 Lennar Corporation 1,778,060
10,330 LKQ Corporation 412,374
22,360 Lowe's Companies, Inc. 6,056,206
4,512 Lululemon Athletica, Inc.
a
1,224,331
9,168 Marriott International, Inc./MD 2,279,165
28,147 McDonald's Corporation 8,571,043
9,059 MGM Resorts International
a
354,116
2,055 Mohawk Industries, Inc.
a
330,197
47,143 NIKE, Inc. 4,167,441
17,253 Norwegian Cruise Line Holdings,
Ltd.
a
353,859
122 NVR, Inc.
a
1,197,040
2,276 O'Reilly Automotive, Inc.
a
2,621,042
Shares Common Stock  99.2% Value
Consumer Discretionary  10.0% - continued
1,501 Pool Corporation $ 565,577
8,143 PulteGroup, Inc. 1,168,765
1,572 Ralph Lauren Corporation 304,764
13,089 Ross Stores, Inc. 1,970,025
9,293 Royal Caribbean Cruises, Ltd. 1,648,206
44,465 Starbucks Corporation 4,334,893
9,034 Tapestry, Inc. 424,417
108,870 Tesla, Inc.
a
28,483,658
44,345 TJX Companies, Inc. 5,212,311
4,233 Tractor Supply Company 1,231,507
1,872 Ulta Beauty, Inc.
a
728,433
3,670 Wynn Resorts, Ltd. 351,880
11,033 Yum! Brands, Inc. 1,541,420
Total 192,935,059
Consumer Staples  5.8%
66,949 Altria Group, Inc. 3,417,077
18,761 Archer-Daniels-Midland Company 1,120,782
7,193 Brown-Forman Corporation 353,896
5,558 Bunge Global SA 537,125
7,732 Campbell Soup Company 378,249
9,606 Church & Dwight Company, Inc. 1,005,940
4,860 Clorox Company 791,743
152,201 Coca-Cola Company 10,937,164
32,062 Colgate-Palmolive Company 3,328,356
18,797 Conagra Brands, Inc. 611,278
6,148 Constellation Brands, Inc. 1,584,278
17,396 Costco Wholesale Corporation 15,421,902
8,629 Dollar General Corporation 729,755
7,928 Dollar Tree, Inc.
a
557,497
9,144 Estee Lauder Companies, Inc. 911,565
21,841 General Mills, Inc. 1,612,958
5,794 Hershey Company 1,111,173
11,403 Hormel Foods Corporation 361,475
4,177 J.M. Smucker Company 505,835
10,527 Kellanova 849,634
75,148 Kenvue, Inc. 1,738,173
41,504 Keurig Dr Pepper, Inc. 1,555,570
13,215 Kimberly-Clark Corporation 1,880,230
34,632 Kraft Heinz Company 1,215,930
26,056 Kroger Company 1,493,009
5,638 Lamb Weston Holdings, Inc. 365,004
9,888 McCormick & Company, Inc. 813,782
6,894 Molson Coors Beverage Company 396,543
52,415 Mondelez International, Inc. 3,861,413
27,674 Monster Beverage Corporation
a
1,443,753
53,897 PepsiCo, Inc. 9,165,185
61,008 Philip Morris International, Inc. 7,406,371
92,369 Procter & Gamble Company 15,998,311
19,296 Sysco Corporation 1,506,246
18,153 Target Corporation 2,829,327
11,215 Tyson Foods, Inc. 667,965
28,115 Walgreens Boots Alliance, Inc. 251,910
170,432 Walmart, Inc. 13,762,384
Total 112,478,788
Energy  3.3%
14,515 APA Corporation 355,037
38,980 Baker Hughes Company 1,409,127
66,740 Chevron Corporation 9,828,800
45,565 ConocoPhillips 4,797,083
29,007 Coterra Energy, Inc. 694,718
24,571 Devon Energy Corporation 961,217
7,352 Diamondback Energy, Inc. 1,267,485
22,311 EOG Resources, Inc. 2,742,691

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Energy  3.3% - continued
23,308 EQT Corporation $ 854,005
174,329 Exxon Mobil Corporation 20,434,845
34,640 Halliburton Company 1,006,292
10,845 Hess Corporation 1,472,751
75,766 Kinder Morgan, Inc. 1,673,671
21,949 Marathon Oil Corporation 584,502
13,132 Marathon Petroleum Corporation 2,139,334
26,420 Occidental Petroleum Corporation 1,361,687
22,918 ONEOK, Inc. 2,088,517
16,424 Phillips 66 2,158,935
55,719 Schlumberger NV 2,337,412
8,596 Targa Resources Corporation 1,272,294
12,571 Valero Energy Corporation 1,697,462
47,829 Williams Companies, Inc. 2,183,394
Total 63,321,259
Financials  12.8%
19,777 Aflac, Inc. 2,211,069
10,361 Allstate Corporation 1,964,964
22,037 American Express Company 5,976,434
25,268 American International Group, Inc. 1,850,376
3,852 Ameriprise Financial, Inc. 1,809,708
8,524 Aon plc 2,949,219
14,696 Arch Capital Group, Ltd.
a
1,644,188
8,597 Arthur J. Gallagher & Company 2,418,938
2,032 Assurant, Inc. 404,084
264,891 Bank of America Corporation 10,510,875
28,956 Bank of New York Mellon
Corporation 2,080,778
71,876 Berkshire Hathaway, Inc.
a
33,081,648
5,464 BlackRock, Inc. 5,188,123
28,255 Blackstone, Inc. 4,326,688
9,291 Brown & Brown, Inc. 962,548
14,983 Capital One Financial Corporation 2,243,405
4,105 Cboe Global Markets, Inc. 840,991
58,618 Charles Schwab Corporation 3,799,033
14,740 Chubb, Ltd. 4,250,869
6,131 Cincinnati Financial Corporation 834,552
74,858 Citigroup, Inc. 4,686,111
17,590 Citizens Financial Group, Inc. 722,421
14,129 CME Group, Inc. 3,117,564
2,724 Corpay, Inc.
a
851,958
9,852 Discover Financial Services 1,382,137
979 Erie Indemnity Company 528,484
1,698 Everest Group, Ltd. 665,327
1,493 FactSet Research Systems, Inc. 686,556
21,407 Fidelity National Information
Services, Inc. 1,792,836
26,556 Fifth Third Bancorp 1,137,659
22,590 Fiserv, Inc.
a
4,058,293
12,108 Franklin Resources, Inc. 243,976
3,524 Global Life, Inc. 373,227
9,983 Global Payments, Inc. 1,022,459
12,391 Goldman Sachs Group, Inc. 6,134,908
11,497 Hartford Financial Services Group,
Inc. 1,352,162
56,991 Huntington Bancshares, Inc./OH 837,768
22,529 Intercontinental Exchange, Inc. 3,619,059
17,658 Invesco, Ltd. 310,074
111,640 J.P. Morgan Chase & Company 23,540,410
2,860 Jack Henry & Associates, Inc. 504,904
36,418 KeyCorp 610,001
26,463 KKR & Company, Inc. 3,455,539
7,150 Loews Corporation 565,207
6,553 M&T Bank Corporation 1,167,220
Shares Common Stock  99.2% Value
Financials  12.8% - continued
1,481 MarketAxess Holdings, Inc. $ 379,432
19,296 Marsh & McLennan Companies,
Inc. 4,304,745
32,373 Mastercard, Inc. 15,985,787
23,083 MetLife, Inc. 1,903,886
6,145 Moody's Corporation 2,916,356
48,881 Morgan Stanley 5,095,355
3,086 MSCI, Inc. 1,798,922
16,238 Nasdaq, Inc. 1,185,536
7,912 Northern Trust Corporation 712,317
40,114 PayPal Holdings, Inc.
a
3,130,095
15,598 PNC Financial Services Group,
Inc. 2,883,290
8,360 Principal Financial Group, Inc. 718,124
22,980 Progressive Corporation 5,831,405
14,008 Prudential Financial, Inc. 1,696,369
7,273 Raymond James Financial, Inc. 890,652
35,908 Regions Financial Corporation 837,734
12,564 S&P Global, Inc. 6,490,814
11,717 State Street Corporation 1,036,603
15,508 Synchrony Financial 773,539
8,734 T. Rowe Price Group, Inc. 951,395
8,944 Travelers Companies, Inc. 2,093,969
52,546 Truist Financial Corporation 2,247,392
61,230 U.S. Bancorp 2,800,048
65,545 Visa, Inc. 18,021,598
11,796 W.R. Berkley Corporation 669,187
133,558 Wells Fargo & Company 7,544,691
3,985 Willis Towers Watson plc 1,173,702
Total 246,787,693
Health Care  11.5%
68,271 Abbott Laboratories 7,783,577
69,308 AbbVie, Inc. 13,686,944
11,449 Agilent Technologies, Inc. 1,699,948
2,755 Align Technology, Inc.
a
700,652
21,084 Amgen, Inc. 6,793,476
20,018 Baxter International, Inc. 760,083
11,342 Becton, Dickinson and Company 2,734,556
5,716 Biogen, Inc.
a
1,107,989
6,183 Bio-Techne Corporation 494,207
57,784 Boston Scientific Corporation
a
4,842,299
79,552 Bristol-Myers Squibb Company 4,116,021
9,568 Cardinal Health, Inc. 1,057,455
7,101 Catalent, Inc.
a
430,108
6,845 Cencora, Inc. 1,540,673
20,641 Centene Corporation
a
1,553,855
2,026 Charles River Laboratories
International, Inc.
a
399,061
10,969 Cigna Group 3,800,100
7,814 Cooper Companies, Inc.
a
862,197
49,360 CVS Health Corporation 3,103,757
25,221 Danaher Corporation 7,011,942
1,811 DaVita, Inc.
a
296,877
15,724 Dexcom, Inc.
a
1,054,137
23,637 Edwards Lifesciences Corporation
a
1,559,806
9,099 Elevance Health, Inc. 4,731,480
30,953 Eli Lilly & Company 27,422,501
17,919 GE HealthCare Technologies, Inc. 1,681,698
48,852 Gilead Sciences, Inc. 4,095,752
7,291 HCA Healthcare, Inc. 2,963,281
4,972 Henry Schein, Inc.
a
362,459
9,114 Hologic, Inc.
a
742,426
4,724 Humana, Inc. 1,496,280
3,230 IDEXX Laboratories, Inc.
a
1,631,861

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Health Care  11.5% - continued
6,272 Incyte Corporation
a
$ 414,579
2,751 Insulet Corporation
a
640,295
13,918 Intuitive Surgical, Inc.
a
6,837,496
6,796 IQVIA Holding, Inc.
a
1,610,448
94,457 Johnson & Johnson 15,307,701
3,294 Labcorp Holdings, Inc. 736,143
5,089 McKesson Corporation 2,516,103
50,327 Medtronic plc 4,530,940
99,462 Merck & Company, Inc. 11,294,905
833 Mettler-Toledo International, Inc.
a
1,249,250
13,273 Moderna, Inc.
a
887,035
2,299 Molina Healthcare, Inc.
a
792,143
222,351 Pfizer, Inc. 6,434,838
4,368 Quest Diagnostics, Inc. 678,132
4,164 Regeneron Pharmaceuticals, Inc.
a
4,377,363
5,765 ResMed, Inc. 1,407,352
4,840 Revvity, Inc. 618,310
5,421 Solventum Corporation
a
377,952
3,869 STERIS plc 938,387
13,453 Stryker Corporation 4,860,031
1,849 Teleflex, Inc. 457,295
14,989 Thermo Fisher Scientific, Inc. 9,271,746
36,233 UnitedHealth Group, Inc. 21,184,710
2,333 Universal Health Services, Inc. 534,280
10,128 Vertex Pharmaceuticals, Inc.
a
4,710,330
46,832 Viatris, Inc. 543,720
2,329 Waters Corporation
a
838,184
2,847 West Pharmaceutical Services,
Inc. 854,556
7,991 Zimmer Biomet Holdings, Inc. 862,628
17,777 Zoetis, Inc. 3,473,270
Total 221,757,580
Industrials  8.4%
21,556 3M Company 2,946,705
4,707 A.O. Smith Corporation 422,830
3,419 Allegion plc 498,285
4,914 Amentum Holdings, Inc.
a
158,477
9,085 AMETEK, Inc. 1,559,985
16,002 Automatic Data Processing, Inc. 4,428,234
2,817 Axon Enterprise, Inc.
a
1,125,673
22,968 Boeing Company
a
3,492,055
4,580 Broadridge Financial Solutions,
Inc. 984,837
4,570 Builders FirstSource, Inc.
a
885,940
4,602 C.H. Robinson Worldwide, Inc. 507,923
32,943 Carrier Global Corporation 2,651,582
19,026 Caterpillar, Inc. 7,441,449
13,444 Cintas Corporation 2,767,851
34,361 Copart, Inc.
a
1,800,516
76,073 CSX Corporation 2,626,801
5,378 Cummins, Inc. 1,741,343
6,204 Dayforce, Inc.
a
379,995
10,056 Deere & Company 4,196,671
25,162 Delta Air Lines, Inc. 1,277,978
5,394 Dover Corporation 1,034,246
15,621 Eaton Corporation plc 5,177,424
22,471 Emerson Electric Company 2,457,653
4,855 Equifax, Inc. 1,426,690
5,538 Expeditors International of
Washington, Inc. 727,693
22,469 Fastenal Company 1,604,736
8,843 FedEx Corporation 2,420,152
13,747 Fortive Corporation 1,085,051
10,783 GE Vernova, Inc.
a
2,749,449
Shares Common Stock  99.2% Value
Industrials  8.4% - continued
2,360 Generac Holdings, Inc.
a
$ 374,957
10,119 General Dynamics Corporation 3,057,962
42,547 General Electric Company 8,023,513
25,551 Honeywell International, Inc. 5,281,647
16,015 Howmet Aerospace, Inc. 1,605,504
2,107 Hubbell, Inc. 902,533
1,538 Huntington Ingalls Industries, Inc. 406,616
2,970 IDEX Corporation 637,065
10,601 Illinois Tool Works, Inc. 2,778,204
15,832 Ingersoll Rand, Inc. 1,554,069
4,914 Jacobs Solutions, Inc. 643,243
3,162 JB Hunt Transport Services, Inc. 544,908
26,211 Johnson Controls International plc 2,034,236
7,444 L3Harris Technologies, Inc. 1,770,704
5,286 Leidos Holdings, Inc. 861,618
8,324 Lockheed Martin Corporation 4,865,877
8,564 Masco Corporation 718,862
2,135 Nordson Corporation 560,715
8,872 Norfolk Southern Corporation 2,204,692
5,394 Northrop Grumman Corporation 2,848,410
7,400 Old Dominion Freight Line, Inc. 1,469,936
15,717 Otis Worldwide Corporation 1,633,625
20,569 PACCAR, Inc. 2,029,749
5,044 Parker-Hannifin Corporation 3,186,900
12,576 Paychex, Inc. 1,687,573
1,910 Paycom Software, Inc. 318,149
6,494 Pentair plc 635,048
5,781 Quanta Services, Inc. 1,723,605
8,010 Republic Services, Inc. 1,608,728
4,452 Rockwell Automation, Inc. 1,195,184
11,022 Rollins, Inc. 557,493
52,196 RTX Corporation 6,324,067
2,067 Snap-On, Inc. 598,831
23,510 Southwest Airlines Company 696,601
6,041 Stanley Black & Decker, Inc. 665,295
7,352 Textron, Inc. 651,240
8,855 Trane Technologies plc 3,442,204
2,201 TransDigm Group, Inc. 3,141,113
82,437 Uber Technologies, Inc.
a
6,195,965
23,904 Union Pacific Corporation 5,891,858
12,903 United Airlines Holdings, Inc.
a
736,245
28,743 United Parcel Service, Inc. 3,918,821
2,612 United Rentals, Inc. 2,115,015
9,696 Veralto Corporation 1,084,595
5,588 Verisk Analytics, Inc. 1,497,361
1,743 W.W. Grainger, Inc. 1,810,646
6,874 Wabtec Corporation 1,249,487
14,330 Waste Management, Inc. 2,974,908
9,531 Xylem, Inc. 1,286,971
Total 162,580,772
Information Technology  31.7%
24,578 Accenture plc 8,687,831
17,399 Adobe, Inc.
a
9,008,854
63,507 Advanced Micro Devices, Inc.
a
10,420,229
5,945 Akamai Technologies, Inc.
a
600,148
47,254 Amphenol Corporation 3,079,071
19,471 Analog Devices, Inc. 4,481,640
3,429 ANSYS, Inc.
a
1,092,582
596,584 Apple, Inc. 139,004,072
32,488 Applied Materials, Inc. 6,564,200
10,108 Arista Networks, Inc.
a
3,879,653
8,454 Autodesk, Inc.
a
2,328,908
182,650 Broadcom, Inc. 31,507,125
10,744 Cadence Design Systems, Inc.
a
2,911,946

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Information Technology  31.7% - continued
5,242 CDW Corporation $ 1,186,265
158,084 Cisco Systems, Inc. 8,413,230
19,449 Cognizant Technology Solutions
Corporation 1,501,074
30,219 Corning, Inc. 1,364,388
9,060 CrowdStrike Holdings, Inc.
a
2,541,058
11,288 Dell Technologies, Inc. 1,338,080
5,314 Enphase Energy, Inc.
a
600,588
2,234 EPAM Systems, Inc.
a
444,633
2,287 F5, Inc.
a
503,597
962 Fair Isaac Corporation
a
1,869,666
4,200 First Solar, Inc.
a
1,047,648
24,911 Fortinet, Inc.
a
1,931,848
3,023 Gartner, Inc.
a
1,531,935
21,254 Gen Digital, Inc. 582,997
5,531 GoDaddy, Inc.
a
867,150
50,997 Hewlett Packard Enterprise
Company 1,043,399
38,397 HP, Inc. 1,377,300
167,430 Intel Corporation 3,927,908
36,144 International Business Machines
Corporation 7,990,716
10,969 Intuit, Inc. 6,811,749
4,451 Jabil, Inc. 533,363
12,916 Juniper Networks, Inc. 503,466
6,848 Keysight Technologies, Inc.
a
1,088,353
5,274 KLA Corporation 4,084,238
5,116 Lam Research Corporation 4,175,065
21,052 Microchip Technology, Inc. 1,690,265
43,509 Micron Technology, Inc. 4,512,318
291,659 Microsoft Corporation 125,500,868
1,913 Monolithic Power Systems, Inc. 1,768,568
6,547 Motorola Solutions, Inc. 2,943,728
8,066 NetApp, Inc. 996,232
965,262 NVIDIA Corporation 117,221,417
9,995 NXP Semiconductors NV 2,398,900
16,808 ON Semiconductor Corporation
a
1,220,429
62,718 Oracle Corporation 10,687,147
79,017 Palantir Technologies, Inc.
a
2,939,432
12,705 Palo Alto Networks, Inc.
a
4,342,569
4,714 PTC, Inc.
a
851,631
3,722 Qorvo, Inc.
a
384,483
43,712 QUALCOMM, Inc. 7,433,226
4,206 Roper Industries, Inc. 2,340,387
38,022 Salesforce, Inc. 10,407,002
8,239 Seagate Technology Holdings plc 902,418
8,083 ServiceNow, Inc.
a
7,229,354
6,267 Skyworks Solutions, Inc. 618,992
19,760 Super Micro Computer, Inc.
a
8,228,064
6,012 Synopsys, Inc.
a
3,044,417
11,925 TE Connectivity plc 1,800,556
1,836 Teledyne Technologies, Inc.
a
803,544
6,403 Teradyne, Inc. 857,554
35,826 Texas Instruments, Inc. 7,400,577
9,582 Trimble, Inc.
a
594,946
1,675 Tyler Technologies, Inc.
a
977,731
3,293 VeriSign, Inc.
a
625,538
12,812 Western Digital Corporation
a
874,931
2,024 Zebra Technologies Corporation
a
749,528
Total 613,172,725
Materials  2.2%
8,724 Air Products and Chemicals, Inc. 2,597,484
4,612 Albemarle Corporation
b
436,803
56,713 Amcor plc 642,558
Shares Common Stock  99.2% Value
Materials  2.2% - continued
3,160 Avery Dennison Corporation $ 697,602
11,911 Ball Corporation 808,876
4,287 Celanese Corporation 582,861
7,079 CF Industries Holdings, Inc. 607,378
27,163 Corteva, Inc. 1,596,913
27,503 Dow, Inc. 1,502,489
16,382 DuPont de Nemours, Inc. 1,459,800
4,587 Eastman Chemical Company 513,515
9,937 Ecolab, Inc. 2,537,214
4,898 FMC Corporation 322,974
56,380 Freeport-McMoRan, Inc. 2,814,490
10,032 International Flavors & Fragrances,
Inc. 1,052,658
13,630 International Paper Company 665,825
18,862 Linde plc 8,994,533
10,205 LyondellBasell Industries NV 978,660
2,398 Martin Marietta Materials, Inc. 1,290,723
12,503 Mosaic Company 334,830
45,023 Newmont Corporation 2,406,479
9,312 Nucor Corporation 1,399,966
3,499 Packaging Corporation of America 753,685
9,154 PPG Industries, Inc. 1,212,539
9,106 Sherwin-Williams Company 3,475,487
19,360 Smurfit WestRock plc 956,771
5,631 Steel Dynamics, Inc. 709,956
5,181 Vulcan Materials Company 1,297,478
Total 42,650,547
Real Estate  2.3%
6,109 Alexandria Real Estate Equities,
Inc. 725,444
18,328 American Tower Corporation 4,262,360
5,573 AvalonBay Communities, Inc. 1,255,318
5,701 BXP, Inc. 458,703
4,184 Camden Property Trust 516,850
11,819 CBRE Group, Inc.
a
1,471,229
16,081 CoStar Group, Inc.
a
1,213,151
17,052 Crown Castle, Inc. 2,022,879
12,076 Digital Realty Trust, Inc. 1,954,259
3,726 Equinix, Inc. 3,307,309
13,387 Equity Residential 996,796
2,520 Essex Property Trust, Inc. 744,458
8,316 Extra Space Storage, Inc. 1,498,460
2,952 Federal Realty Investment Trust 339,391
27,615 Healthpeak Properties, Inc. 631,555
27,563 Host Hotels & Resorts, Inc. 485,109
22,355 Invitation Homes, Inc. 788,237
11,510 Iron Mountain, Inc. 1,367,733
26,451 Kimco Realty Corporation 614,192
4,586 Mid-America Apartment
Communities, Inc. 728,715
36,331 Prologis, Inc. 4,587,879
6,180 Public Storage 2,248,717
34,171 Realty Income Corporation 2,167,125
6,410 Regency Centers Corporation 462,994
4,217 SBA Communications Corporation 1,015,032
12,026 Simon Property Group, Inc. 2,032,635
11,777 UDR, Inc. 533,969
16,211 Ventas, Inc. 1,039,611
41,089 VICI Properties, Inc. 1,368,675
22,707 Welltower, Inc. 2,907,177
28,538 Weyerhaeuser Company 966,297
Total 44,712,259

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Utilities  2.5%
27,896 AES Corporation $ 559,594
10,064 Alliant Energy Corporation 610,784
10,469 Ameren Corporation 915,619
20,880 American Electric Power
Company, Inc. 2,142,288
7,646 American Water Works Company,
Inc. 1,118,151
6,091 Atmos Energy Corporation 844,883
25,572 CenterPoint Energy, Inc. 752,328
11,721 CMS Energy Corporation 827,854
13,570 Consolidated Edison, Inc. 1,413,044
12,270 Constellation Energy Corporation 3,190,445
32,918 Dominion Energy, Inc. 1,902,331
8,123 DTE Energy Company 1,043,074
30,292 Duke Energy Corporation 3,492,667
15,153 Edison International 1,319,675
8,390 Entergy Corporation 1,104,208
9,023 Evergy, Inc. 559,516
14,024 Eversource Energy 954,333
39,238 Exelon Corporation 1,591,101
20,112 FirstEnergy Corporation 891,967
80,617 NextEra Energy, Inc. 6,814,555
17,598 NiSource, Inc. 609,771
8,098 NRG Energy, Inc. 737,728
83,870 PG&E Corporation 1,658,110
4,456 Pinnacle West Capital Corporation 394,757
28,948 PPL Corporation 957,600
19,547 Public Service Enterprise Group,
Inc. 1,743,788
24,844 Sempra 2,077,704
42,905 Southern Company 3,869,173
13,481 Vistra Energy Corporation 1,598,038
12,402 WEC Energy Group, Inc. 1,192,824
21,876 Xcel Energy, Inc. 1,428,503
Total 48,316,413
Total Common Stock
(cost $555,252,783) 1,918,068,222
Shares
Collateral Held for Securities
Loaned <0.1% Value
638,200 Thrivent Cash Management Trust 638,200
Total Collateral Held for
Securities Loaned
(cost $638,200) 638,200
Shares or
Principal
Amount Short-Term Investments 1.2% Value
Federal Home Loan Bank Discount
Notes
700,000 4.630%, 11/22/2024
c,d
695,342
700,000 4.950%, 11/29/2024
c,d
694,727
Thrivent Core Short-Term Reserve
Fund
2,232,293 5.250% 22,322,926
Total Short-Term Investments
(cost $23,712,566) 23,712,995
Total Investments (cost
$579,603,549) 100.4% $1,942,419,417
Other Assets and Liabilities, Net
(0.4%) (7,588,706)
Total Net Assets 100.0% $1,934,830,711
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 612,132
Total lending $612,132
Gross amount payable upon return of
collateral for securities loaned $638,200
Net amounts due to counterparty $26,068
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 169,355,127 169,355,127 – –
Consumer Discretionary 192,935,059 192,935,059 – –
Consumer Staples 112,478,788 112,478,788 – –
Energy 63,321,259 63,321,259 – –
Financials 246,787,693 246,787,693 – –
Health Care 221,757,580 221,757,580 – –
Industrials 162,580,772 162,580,772 – –
Information Technology 613,172,725 613,172,725 – –
Materials 42,650,547 42,650,547 – –
Real Estate 44,712,259 44,712,259 – –
Utilities 48,316,413 48,316,413 – –
Short-Term Investments 1,390,069 – 1,390,069 –
Subtotal Investments in Securities $1,919,458,291 $1,918,068,222 $1,390,069 $–
Other Investments  * Total
Affiliated Short-Term Investments 22,322,926
Collateral Held for Securities Loaned 638,200
Subtotal Other Investments $22,961,126
Total Investments at Value $1,942,419,417
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 35,723 35,723 – –
Total Asset Derivatives $35,723 $35,723 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$1,390,069 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 60 December 2024 $ 17,407,027 $ 35,723
Total Futures Long Contracts $ 17,407,027 $ 35,723
Total Futures Contracts $ 17,407,027 $35,723

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $3,008 $96,945 $77,630 $22,323 2,232 1.1%
Total Affiliated Short-Term Investments 3,008 22,323 1.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 725 9,883 9,970 638 638 <0.1
Total Collateral Held for Securities Loaned 725 638 <0.1
Total Value $3,733 $22,961
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $363
Total Income/Non Cash Income from Affiliated
Investments $363
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  6.8%
256,228 Alphabet, Inc., Class C $ 42,838,759
982,449 Comcast Corporation 41,036,895
83,368 Meta Platforms, Inc. 47,723,178
1,397,117 Verizon Communications, Inc. 62,744,525
1,685,197 Warner Brothers Discovery, Inc.
a
13,902,875
Total 208,246,232
Consumer Discretionary  7.2%
293,910 Aptiv plc
a
21,164,459
8,689 Booking Holdings, Inc. 36,599,110
150,411 Columbia Sportswear Company 12,512,691
122,657 D.R. Horton, Inc. 23,399,276
167,765 Lowe's Companies, Inc. 45,439,150
250,449 Sony Group Corporation ADR
b
24,185,860
242,512 Wyndham Hotels & Resorts, Inc. 18,949,888
863,793 Yum China Holding, Inc. 38,887,961
Total 221,138,395
Consumer Staples  8.7%
2,391,411 Coty, Inc.
a
22,455,349
189,095 J.M. Smucker Company 22,899,404
1,557,009 Kenvue, Inc. 36,013,618
333,736 Lamb Weston Holdings, Inc. 21,606,069
578,594 Philip Morris International, Inc. 70,241,312
525,772 Sysco Corporation 41,041,762
646,597 Walmart, Inc. 52,212,708
Total 266,470,222
Energy  8.7%
438,088 ConocoPhillips 46,121,905
712,678 Devon Energy Corporation 27,879,963
1,470,285 Enterprise Products Partners, LP 42,799,996
751,707 Exxon Mobil Corporation 88,115,095
685,097 Halliburton Company 19,902,068
150,159 Marathon Petroleum Corporation 24,462,403
275,897 Shell plc ADR 18,195,407
Total 267,476,837
Financials  18.7%
122,358 Allstate Corporation 23,205,195
380,358 American International Group, Inc. 27,853,616
1,823,622 Bank of America Corporation 72,361,321
397,590 Bank of New York Mellon
Corporation 28,570,817
211,000 Capital One Financial Corporation 31,593,030
771,439 Charles Schwab Corporation 49,996,962
146,874 Chubb, Ltd. 42,356,993
230,426 Discover Financial Services 32,326,463
9,346 First Citizens BancShares, Inc./NC 17,205,519
184,596 Intercontinental Exchange, Inc. 29,653,501
307,709 J.P. Morgan Chase & Company 64,883,520
1,200,386 KeyCorp 20,106,465
66,424 Marsh & McLennan Companies,
Inc. 14,818,530
433,500 MetLife, Inc. 35,755,080
1,411,885 Wells Fargo & Company 79,757,384
Total 570,444,396
Health Care  13.1%
44,840 Amgen, Inc. 14,447,897
868,490 Avantor, Inc.
a
22,467,836
68,440 Biogen, Inc.
a
13,266,410
98,609 Cigna Group 34,162,102
112,760 Elevance Health, Inc. 58,635,200
Shares Common Stock  98.1% Value
Health Care  13.1% - continued
435,204 Gilead Sciences, Inc. $ 36,487,503
447,798 Johnson & Johnson 72,570,144
127,268 Labcorp Holdings, Inc. 28,441,853
481,245 Merck & Company, Inc. 54,650,182
487,149 Sanofi SA ADR 28,074,397
338,292 Zimmer Biomet Holdings, Inc. 36,518,621
Total 399,722,145
Industrials  12.0%
210,438 Amentum Holdings, Inc.
a
6,786,625
55,507 Caterpillar, Inc. 21,709,898
3,006,188 CNH Industrial NV 33,368,687
855,005 CSX Corporation 29,523,323
689,168 Delta Air Lines, Inc. 35,002,843
708,672 Flowserve Corporation 36,631,256
130,366 General Dynamics Corporation 39,396,605
189,687 Honeywell International, Inc. 39,210,200
210,438 Jacobs Solutions, Inc. 27,546,334
155,530 JB Hunt Transport Services, Inc. 26,802,485
154,443 L3Harris Technologies, Inc. 36,737,356
253,909 United Parcel Service, Inc. 34,617,953
Total 367,333,565
Information Technology  8.6%
928,447 Cisco Systems, Inc. 49,411,949
274,006 International Business Machines
Corporation 60,577,246
321,724 QUALCOMM, Inc. 54,709,166
1,048,262 Samsung Electronics Company,
Ltd. 48,994,524
193,309 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 33,571,974
125,058 TD SYNNEX Corporation 15,016,965
Total 262,281,824
Materials  4.2%
456,839 CF Industries Holdings, Inc. 39,196,786
385,293 Corteva, Inc. 22,651,376
316,025 Eastman Chemical Company 35,378,999
212,898 Nucor Corporation 32,007,085
Total 129,234,246
Real Estate  3.5%
68,435 AvalonBay Communities, Inc. 15,414,984
178,434 CBRE Group, Inc.
a
22,211,464
341,437 Crown Castle, Inc. 40,504,671
1,538,820 Healthcare Realty Trust, Inc. 27,929,583
Total 106,060,702
Utilities  6.6%
153,447 Constellation Energy Corporation 39,899,289
408,418 Duke Energy Corporation 47,090,596
384,895 Entergy Corporation 50,656,031
457,806 Public Service Enterprise Group,
Inc. 40,840,873
198,771 Vistra Energy Corporation 23,562,314
Total 202,049,103
Total Common Stock
(cost $2,151,370,508) 3,000,457,667

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 1.2% Value
36,405,900 Thrivent Cash Management Trust $ 36,405,900
Total Collateral Held for
Securities Loaned
(cost $36,405,900) 36,405,900
Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
151,953 SPDR S&P Biotech ETF
b
15,012,957
Total 15,012,957
Total Registered Investment
Companies (cost $13,525,625) 15,012,957
Shares Short-Term Investments 1.3% Value
Thrivent Core Short-Term Reserve
Fund
3,896,499 5.250% 38,964,993
Total Short-Term Investments
(cost $38,960,236) 38,964,993
Total Investments (cost
$2,240,262,269) 101.1% $3,090,841,517
Other Assets and Liabilities, Net
(1.1%) (34,068,963)
Total Net Assets 100.0% $3,056,772,554
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 35,791,950
Total lending $35,791,950
Gross amount payable upon return of
collateral for securities loaned $36,405,900
Net amounts due to counterparty $613,950
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 208,246,232 208,246,232 – –
Consumer Discretionary 221,138,395 221,138,395 – –
Consumer Staples 266,470,222 266,470,222 – –
Energy 267,476,837 267,476,837 – –
Financials 570,444,396 570,444,396 – –
Health Care 399,722,145 399,722,145 – –
Industrials 367,333,565 367,333,565 – –
Information Technology 262,281,824 213,287,300 48,994,524 –
Materials 129,234,246 129,234,246 – –
Real Estate 106,060,702 106,060,702 – –
Utilities 202,049,103 202,049,103 – –
Registered Investment Companies
U.S. Unaffiliated 15,012,957 15,012,957 – –
Subtotal Investments in Securities $3,015,470,624 $2,966,476,100 $48,994,524 $–
Other Investments  * Total
Affiliated Short-Term Investments 38,964,993
Collateral Held for Securities Loaned 36,405,900
Subtotal Other Investments $75,370,893
Total Investments at Value $3,090,841,517
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $33,120 $322,404 $316,559 $38,965 3,896 1.3%
Total Affiliated Short-Term Investments 33,120 38,965 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 132,792 96,386 36,406 36,406 1.2
Total Collateral Held for Securities Loaned – 36,406 1.2
Total Value $33,120 $75,371
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $1,827
Total Income/Non Cash Income from Affiliated
Investments $1,827
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.1% Value
Asset-Backed Securities  15.5%
ACHV ABS Trust
$ 796,726
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 803,460
2,000,000
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
2,007,544
Affirm Asset Securitization Trust
13,630
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
13,609
2,200,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,244,982
971,219
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
975,124
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,924,791
670,345
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
672,557
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,900,817
Annisa CLO, Ltd.
1,500,000
6.782%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,500,383
Auxilior Term Funding, LLC
2,250,000
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
2,274,047
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,962,322
3,210,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
3,295,921
2,450,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
2,505,827
Bankers Healthcare Group
Securitization Trust
175,267
5.320%,  10/17/2035, Ser.
2022-C, Class A
a
175,227
Benefit Street Partners CLO IV, Ltd.
2,500,000
7.182%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
2,506,575
BHG Securitization Trust
438,897
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
435,232
BRAVO Residential Funding Trust
1,521,931
6.030%,  (SOFR30A +
0.750%), 10/25/2024, Ser.
2021-HE2, Class A1
a,b
1,516,194
CarVal CLO I, Ltd.
2,800,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,808,389
Cascade Funding Mortgage Trust
420,175
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
409,871
Cascade Funding Mortgage Trust,
LLC
324,717
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
320,113
Chesapeake Funding II, LLC
730,000
1.230%,  4/15/2033, Ser.
2021-1A, Class C
a
720,644
Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities  15.5% - continued
CIM Trust
$ 866,938
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,c
$ 863,901
Commonbond Student Loan Trust
195,682
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
184,277
271,192
5.469%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
267,133
Dryden 61 CLO, Ltd.
1,750,000
7.071%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,750,746
ECMC Group Student Loan Trust
1,700,000
6.413%,  (SOFR30A +
1.150%), 11/25/2024, Ser.
2024-1A, Class A
a,b
1,702,656
Education Funding Trust
918,107
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
856,491
Ford Credit Auto Owner Trust
1,000,000
4.110%,  7/15/2030, Ser.
2024-C, Class A4 997,574
Foundation Finance Trust
861,862
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
803,304
2,051,149
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,112,394
Genesis Sales Finance Master
Trust
3,177,646
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
3,145,958
GM Financial Automobile Leasing
Trust
750,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4
d
749,762
GMAC Mortgage Corporation
Loan Trust
29,231
5.469%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
15,460
GSAA Home Equity Trust
214,602
6.919%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
278,832
844,141
4.325%,  8/25/2034, Ser.
2004-10, Class M2
b
788,179
Hertz Vehicle Financing III, LLC
975,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
985,147
750,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
764,628
Home Partners of America Trust
2,017,869
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,909,518
John Deere Owner Trust
1,800,000
4.150%,  8/15/2031, Ser.
2024-C, Class A4 1,796,806
Madison Park Funding XXXIX, Ltd.
2,500,000
6.821%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,501,645

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities  15.5% - continued
Marlette Funding Trust
$ 1,145,931
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
$ 1,152,777
Merchants Fleet Funding, LLC
1,100,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,117,836
National Collegiate Trust
454,870
5.264%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
443,611
Navient Student Loan Trust
1,383,148
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,365,479
Oak Street Investment
2,023,622
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,939,773
Octane Receivables Trust
1,250,000
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
1,267,077
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,353,588
OZLM VIII, Ltd.
2,000,000
7.197%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,b
2,001,460
OZLM XVII, Ltd.
2,800,000
7.282%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
2,805,247
Pagaya AI Debt Grantor Trust
2,200,000
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
2,205,517
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,689,842
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,705,722
Pagaya AI Debt Trust
158,211
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
158,774
Pagaya AI Technology in Housing
Trust
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,966,764
231,092
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
228,435
Palmer Square Loan Funding, Ltd.
764,087
6.794%,  (TSFR3M +
1.512%), 4/20/2029, Ser.
2021-1A, Class A2
a,b
764,449
2,500,000
5.999%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
2,501,500
1,250,000
6.399%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
1,250,401
PPM CLO 2, Ltd.
3,750,000
6.786%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
3,760,736
Pretium Mortgage Credit Partners,
LLC
1,893,498
4.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,c
1,871,741
Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities  15.5% - continued
$ 991,278
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
$ 1,003,036
Progress Residential Trust
2,368,857
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,256,388
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,038,382
RCKT Mortgage Trust
1,446,896
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,c
1,470,066
RCO VII Mortgage, LLC
1,129,668
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
1,137,755
Santander Drive Auto Receivables
Trust
500,000
4.850%,  1/16/2029, Ser.
2024-4, Class A3 502,812
SCF Equipment Leasing, LLC
1,959,585
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
1,987,937
SFS Auto Receivables
Securitization Trust
373,149
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
374,282
Sound Point CLO XV, Ltd.
116,502
7.045%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
116,559
Terwin Mortgage Trust
835,402
6.469%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
830,269
Towd Point Asset Trust
1,101,973
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,048,152
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,100,137
1,199,254
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,201,014
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,271,925
United Auto Credit Securitization
Trust
585,528
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
586,843
Upstart Securitization Trust
889,802
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
894,063
Vericrest Opportunity Loan
Transferee
1,269,674
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,c
1,263,036
752,351
4.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,c
746,892
451,220
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
448,715
1,630,400
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,c
1,628,163
Veridian Auto Receivables Trust
565,576
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
566,468

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities  15.5% - continued
Verizon Master Trust
$ 900,000
4.350%,  8/20/2032, Ser.
2024-7, Class A
a
$ 902,720
Wind River CLO, Ltd.
3,000,000
7.144%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,b
2,999,517
Total 113,684,058
Basic Materials  1.9%
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,049,168
Eastman Chemical Company
350,000 5.000%,  8/1/2029 358,317
EIDP, Inc.
406,000 4.500%,  5/15/2026 408,520
FMC Corporation
925,000 5.150%,  5/18/2026 933,459
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,887,611
Glencore Funding, LLC
1,500,000 5.338%,  4/4/2027
a
1,536,365
1,475,000 6.125%,  10/6/2028
a
1,562,826
International Flavors & Fragrances,
Inc.
750,000 1.832%,  10/15/2027
a
694,571
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,043,115
Mosaic Company
875,000 5.375%,  11/15/2028 906,356
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
925,000 5.300%,  3/15/2026 937,191
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 762,454
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,229,200
Total 14,309,153
Capital Goods  3.4%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,122,361
Amphenol Corporation
1,500,000 4.750%,  3/30/2026 1,510,629
BAE Systems plc
935,000 5.000%,  3/26/2027
a
950,101
Boeing Company
750,000 4.875%,  5/1/2025 747,141
1,750,000 2.196%,  2/4/2026 1,685,231
650,000 6.259%,  5/1/2027
a
671,397
750,000 6.298%,  5/1/2029
a
789,065
Caterpillar Financial Services
Corporation
1,000,000 4.400%,  10/15/2027 1,013,240
1,100,000 4.850%,  2/27/2029 1,138,168
Honeywell International, Inc.
900,000 4.650%,  7/30/2027 918,075
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,042,932
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 695,085
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 260,546
Principal
Amount Long-Term Fixed Income  99.1% Value
Capital Goods  3.4% - continued
John Deere Capital Corporation
$ 1,000,000 4.900%,  6/11/2027 $ 1,025,007
1,100,000 4.950%,  7/14/2028 1,136,504
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,208,004
Quanta Services, Inc.
600,000 4.750%,  8/9/2027 606,358
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 863,114
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,202,590
RTX Corporation
1,100,000 5.750%,  11/8/2026 1,134,022
Sonoco Products Company
850,000 4.450%,  9/1/2026 850,152
Spirit AeroSystems, Inc.
1,425,000 4.600%,  6/15/2028
f
1,361,569
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,990,444
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,124,620
Total 25,046,355
Collateralized Mortgage Obligations  9.0%
A&D Mortgage Trust
2,958,609
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,c
3,005,125
1,594,405
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,601,931
Banc of America Funding Trust
231,447
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
b
233,427
431,011
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 424,925
Bear Stearns Adjustable Rate
Mortgage Trust
84,520
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
80,238
BRAVO Residential Funding Trust
1,104,163
6.394%,  10/25/2063, Ser.
2023-NQM8, Class A1
a,c
1,121,815
CAFL Issuer, LLC
1,802,882
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
1,784,293
Cascade Funding Mortgage Trust
623,148
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
617,223
CHNGE Mortgage Trust
1,254,615
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
1,287,334
1,406,859
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,332,364
1,959,807
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,978,483
2,190,617
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
2,104,007
1,994,338
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
1,999,966
1,908,996
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
1,926,045

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations  9.0% -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 465,985
5.334%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
$ 441,724
COLT Mortgage Loan Trust
1,463,285
6.596%,  7/25/2068, Ser.
2023-2, Class A1
a,c
1,486,241
1,969,042
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,c
1,986,511
1,932,963
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,730,804
Countrywide Alternative Loan Trust
139,472
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 93,591
151,017
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 122,262
Credit Suisse Mortgage Capital
Certificates
2,674,483
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
2,364,437
Deephaven Residential Mortgage
Trust
2,133,820
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,949,525
2,090,041
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,843,127
Flagstar Mortgage Trust
1,411,548
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,277,892
GCAT Trust
1,602,285
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,c
1,617,297
1,625,929
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,473,932
GS Mortgage-Backed Securities
Trust
275,267
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
260,460
J.P. Morgan Alternative Loan Trust
505,719
4.898%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
382,581
LHOME Mortgage Trust
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,c
1,117,171
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,274,675
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
2,039,267
MFA Trust
1,878,048
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,c
1,841,883
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
2,280,528
Mortgage Equity Conversion Asset
Trust
595,070
4.400%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
586,094
480,149
4.360%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
477,683
Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations  9.0% -
continued
NYMT Loan Trust
$ 1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
$ 1,014,320
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,522,047
Palisades Mortgage Loan Trust
676,320
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
671,761
Preston Ridge Partners Mortgage
Trust, LLC
2,058,691
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
2,027,746
1,509,068
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,c
1,513,610
1,107,705
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,c
1,115,796
Radnor Re, Ltd.
1,800,000
7.496%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
1,800,058
ROC Securities Trust Series
1,296,641
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,293,990
Toorak Mortgage Corporation, Ltd.
2,094,792
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,948,363
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,c
2,790,861
TRK Trust
1,374,016
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,210,827
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
1,521,860
Vericrest Opportunity Loan
Transferee
713,333
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
710,425
Verus Securitization Trust
1,183,805
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,061,091
Wachovia Mortgage Loan Trust,
LLC
25,223
6.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
24,704
Total 66,372,320
Commercial Mortgage-Backed Securities  0.5%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
e
2,295,727
Silver Hill Trust
1,257,885
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
1,221,953
Total 3,517,680
Communications Services  2.8%
American Tower Corporation
1,000,000 4.400%,  2/15/2026 998,995

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Communications Services  2.8% - continued
$ 500,000 1.450%,  9/15/2026 $ 473,383
1,200,000 5.500%,  3/15/2028 1,242,756
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
484,000 4.908%,  7/23/2025 483,208
500,000 6.150%,  11/10/2026 513,901
1,025,000 6.100%,  6/1/2029 1,060,936
Comcast Corporation
550,000 5.100%,  6/1/2029 572,792
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 748,425
750,000 4.900%,  9/1/2029 762,330
NTT Finance Corporation
750,000 5.104%,  7/2/2027
a
768,335
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,122,552
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 3,024,333
Sprint Corporation
1,000,000 7.625%,  2/15/2025 1,003,140
Take-Two Interactive Software, Inc.
750,000 5.400%,  6/12/2029 777,158
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,390,015
1,875,000 4.850%,  1/15/2029 1,914,448
Warnermedia Holdings, Inc.
1,900,000 3.638%,  3/15/2025 1,886,665
1,800,000 3.755%,  3/15/2027 1,740,506
Total 20,483,878
Consumer Cyclical  6.2%
American Honda Finance
Corporation
1,100,000 4.900%,  3/12/2027 1,121,720
1,000,000 4.900%,  7/9/2027 1,021,959
1,200,000 5.650%,  11/15/2028 1,267,717
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 784,317
Daimler Trucks Finance North
America, LLC
1,100,000 5.600%,  8/8/2025
a,f
1,108,956
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 1,000,000
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,158,063
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,078,997
600,000 5.125%,  11/5/2026 602,886
1,125,000 5.800%,  3/5/2027 1,145,559
1,500,000 5.113%,  5/3/2029 1,485,873
General Motors Company
1,000,000 6.125%,  10/1/2025 1,009,479
General Motors Financial
Company, Inc.
1,420,000 2.900%,  2/26/2025 1,408,200
925,000 2.750%,  6/20/2025 910,141
550,000 5.400%,  5/8/2027 561,637
1,100,000 5.350%,  7/15/2027 1,125,333
1,500,000 5.800%,  1/7/2029 1,560,164
Principal
Amount Long-Term Fixed Income  99.1% Value
Consumer Cyclical  6.2% - continued
Harley-Davidson Financial
Services, Inc.
$ 1,450,000 5.950%,  6/11/2029
a
$ 1,485,101
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,690,397
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,107,633
750,000 6.250%,  11/3/2025
a
763,811
750,000 1.650%,  9/17/2026
a
711,158
1,100,000 5.300%,  3/19/2027
a
1,122,957
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a,f
716,980
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 960,161
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,098,133
Marriott International, Inc./MD
750,000 5.450%,  9/15/2026 768,399
McDonald's Corporation
700,000 4.800%,  8/14/2028 718,592
1,125,000 5.000%,  5/17/2029 1,165,767
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
941,410
Nissan Motor Acceptance
Company, LLC
1,300,000 5.300%,  9/13/2027
a
1,297,691
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,134,005
PACCAR Financial Corporation
700,000 4.450%,  8/6/2027 711,017
700,000 4.000%,  9/26/2029 698,226
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,768,829
Starbucks Corporation
1,100,000 4.850%,  2/8/2027 1,117,478
Tapestry, Inc.
370,000 7.050%,  11/27/2025 377,320
370,000 7.000%,  11/27/2026 382,812
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 765,472
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,733,210
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,120,223
Total 45,707,783
Consumer Non-Cyclical  6.1%
AbbVie, Inc.
675,000 4.800%,  3/15/2027 688,090
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 998,715
1,100,000 6.200%,  11/1/2028 1,171,046
Amgen, Inc.
825,000 5.150%,  3/2/2028 849,511
AstraZeneca Finance, LLC
1,100,000 4.800%,  2/26/2027 1,121,504
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,401,975
1,100,000 5.931%,  2/2/2029 1,161,867

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Consumer Non-Cyclical  6.1% - continued
Becton, Dickinson and Company
$ 1,250,000 4.693%,  2/13/2028 $ 1,266,075
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,299,384
Campbell Soup Company
370,000 5.300%,  3/20/2026 375,253
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,269,667
CVS Health Corporation
900,000 5.000%,  2/20/2026 906,141
1,500,000 5.400%,  6/1/2029 1,556,003
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,152,098
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,080,527
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,263,115
Illumina, Inc.
500,000 4.650%,  9/9/2026 503,111
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 2.500%,  1/15/2027 1,913,456
Kenvue, Inc.
915,000 5.050%,  3/22/2028 946,819
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,533,942
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,469,142
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,955,080
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,442,278
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,519,222
Novartis Capital Corporation
1,900,000 3.800%,  9/18/2029 1,887,775
PepsiCo, Inc.
1,300,000 4.500%,  7/17/2029
f
1,339,856
Pfizer Investment Enterprises,
Private Ltd.
1,100,000 4.450%,  5/19/2028 1,116,317
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,283,034
750,000 4.750%,  2/12/2027 761,857
900,000 4.875%,  2/15/2028 920,072
375,000 4.875%,  2/13/2029 384,480
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,591,055
500,000 5.150%,  9/2/2029 512,845
Stryker Corporation
1,500,000 3.500%,  3/15/2026 1,484,381
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,562,988
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,160,849
Total 44,849,530
Energy  5.1%
Apache Corporation
1,100,000 4.375%,  10/15/2028 1,079,201
Principal
Amount Long-Term Fixed Income  99.1% Value
Energy  5.1% - continued
BP Capital Markets America, Inc.
$ 1,500,000 5.017%,  11/17/2027 $ 1,542,587
550,000 4.699%,  4/10/2029 561,280
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,369,820
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,465,816
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
947,588
740,000 6.042%,  8/15/2028
a
773,736
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,511,684
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 765,447
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,135,934
Energy Transfer, LP
950,000 2.900%,  5/15/2025 938,255
750,000 6.050%,  12/1/2026 776,297
1,100,000 5.250%,  7/1/2029 1,132,927
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027
a
1,302,701
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 718,228
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,697,839
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,498,639
1,100,000 1.750%,  3/1/2026 1,059,321
National Fuel Gas Company
750,000 5.200%,  7/15/2025 750,493
1,370,000 5.500%,  1/15/2026 1,382,361
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,506,634
500,000 5.000%,  8/1/2027 506,881
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 720,330
ONEOK, Inc.
500,000 5.550%,  11/1/2026 511,331
1,000,000 4.250%,  9/24/2027 1,000,956
500,000 5.650%,  11/1/2028 522,592
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 752,916
1,200,000 5.375%,  1/1/2026 1,208,008
Phillips 66 Company
800,000 4.950%,  12/1/2027 818,674
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,634,726
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 748,808
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
535,775
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027
a
705,351
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 620,573

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Energy  5.1% - continued
Western Midstream Operating, LP
$ 1,500,000 3.100%,  2/1/2025 $ 1,487,451
Total 37,691,160
Financials  32.3%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,138,734
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,f
1,149,832
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
262,000 1.650%,  10/29/2024 261,266
1,300,000 6.500%,  7/15/2025 1,313,282
1,200,000 1.750%,  1/30/2026 1,155,788
250,000 2.450%,  10/29/2026 240,074
900,000 6.100%,  1/15/2027 931,913
665,000 6.450%,  4/15/2027 696,650
1,075,000 4.625%,  9/10/2029 1,075,532
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,101,258
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,012,961
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,273,975
500,000 5.043%,  7/26/2028
b
510,864
Aon North America, Inc.
1,100,000 5.125%,  3/1/2027 1,125,329
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029
a
1,424,180
Ares Capital Corporation
924,000 4.250%,  3/1/2025 920,024
1,350,000 3.875%,  1/15/2026 1,330,336
800,000 2.150%,  7/15/2026 760,220
1,125,000 5.950%,  7/15/2029 1,154,753
Ares Strategic Income Fund
875,000 5.600%,  2/15/2030
a,d
868,077
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
719,637
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,856,994
Australia & New Zealand Banking
Group, Ltd./New York, NY
1,000,000 4.900%,  7/16/2027 1,026,187
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,498,467
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,652,387
1,000,000 2.125%,  2/21/2026
a
962,041
450,000 4.250%,  4/15/2026
a
445,346
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
320,479
Banco Santander SA
1,600,000 5.147%,  8/18/2025 1,603,875
1,000,000 1.849%,  3/25/2026 961,317
600,000 4.175%,  3/24/2028
b
594,268
1,000,000 5.365%,  7/15/2028
b
1,023,540
1,000,000 5.588%,  8/8/2028 1,040,991
Bank of America Corporation
850,000 3.384%,  4/2/2026
b
843,207
1,275,000 1.319%,  6/19/2026
b
1,243,592
1,000,000 4.827%,  7/22/2026
b
1,000,534
1,500,000 1.734%,  7/22/2027
b
1,432,033
Principal
Amount Long-Term Fixed Income  99.1% Value
Financials  32.3% - continued
Bank of Montreal
$ 1,115,000 5.266%,  12/11/2026 $ 1,141,428
1,000,000 5.370%,  6/4/2027 1,034,253
750,000 4.567%,  9/10/2027
b
755,605
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
b,g
694,542
750,000 6.317%,  10/25/2029
b
806,731
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,831,583
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
b,g
922,246
1,000,000 4.404%,  9/8/2028
b
1,003,422
Barclays plc
1,100,000 6.496%,  9/13/2027
b
1,139,402
500,000 2.279%,  11/24/2027
b
476,785
550,000 5.674%,  3/12/2028
b
565,067
850,000 4.837%,  9/10/2028
b
857,150
BlackRock Funding, Inc.
550,000 4.700%,  3/14/2029 565,703
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,736,734
850,000 4.700%,  3/24/2025 847,875
600,000 4.950%,  9/26/2027
a
594,628
Blackstone Secured Lending Fund
1,025,000 5.875%,  11/15/2027 1,042,260
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026
a
787,469
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 637,780
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
739,806
750,000 3.750%,  6/17/2026
a
721,806
Blue Owl Technology Finance
Corporation II
1,025,000 6.750%,  4/4/2029
a
1,029,799
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,b
956,327
1,300,000 1.323%,  1/13/2027
a,b
1,245,427
850,000 5.176%,  1/9/2030
a,b
872,057
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,477,695
BPCE SA
950,000 2.375%,  1/14/2025
a
942,256
750,000 5.975%,  1/18/2027
a,b
761,236
Camden Property Trust
600,000 5.850%,  11/3/2026 620,686
Canadian Imperial Bank of
Commerce
500,000 3.945%,  8/4/2025 497,942
1,100,000 5.926%,  10/2/2026 1,136,519
1,000,000 5.237%,  6/28/2027 1,027,452
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
b
741,674
1,500,000 4.985%,  7/24/2026
b
1,500,101
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,964,303
1,200,000 4.625%,  12/15/2029 1,174,298
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
b,g
399,329
1,250,000 4.000%,  6/1/2026
b,g
1,198,986
1,100,000 5.875%,  8/24/2026 1,131,811

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Financials  32.3% - continued
Chubb INA Holdings, LLC
$ 1,250,000 4.650%,  8/15/2029 $ 1,279,039
Citibank NA
625,000 5.438%,  4/30/2026 637,138
400,000 4.929%,  8/6/2026 405,893
Citigroup, Inc.
500,000 4.000%,  12/10/2025
b,g
489,527
1,000,000 3.290%,  3/17/2026
b
991,781
925,000 3.106%,  4/8/2026
b
915,883
1,150,000 1.122%,  1/28/2027
b
1,100,206
650,000 5.174%,  2/13/2030
b
667,707
Comerica, Inc.
585,000 5.625%,  7/1/2025
b,f,g
581,181
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,b
1,583,696
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 434,640
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 983,749
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,442,010
Credit Agricole SA
750,000 1.247%,  1/26/2027
a,b
716,870
1,000,000 4.631%,  9/11/2028
a,b
1,004,433
725,000 6.316%,  10/3/2029
a,b
770,917
Credit Suisse Group AG
990,000 7.500%,  N/A
*,h
99,000
Danske Bank AS
500,000 6.466%,  1/9/2026
a,b
501,656
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,688,847
2,000,000 6.000%,  10/30/2025
b,g
1,955,441
Deutsche Bank AG/New York, NY
1,100,000 2.129%,  11/24/2026
b
1,065,223
1,100,000 5.414%,  5/10/2029 1,142,851
700,000 4.999%,  9/11/2030
b
703,777
Discover Bank
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,326,914
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 756,268
EPR Properties
1,875,000 4.950%,  4/15/2028 1,858,305
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,884,557
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 197,868
First Horizon Bank
1,480,000 5.750%,  5/1/2030
f
1,502,724
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,254,771
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,093,459
2,000,000 3.400%,  1/15/2026 1,949,777
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,155,179
GATX Corporation
750,000 5.400%,  3/15/2027 769,876
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
b
1,114,211
Principal
Amount Long-Term Fixed Income  99.1% Value
Financials  32.3% - continued
Goldman Sachs BDC, Inc.
$ 550,000 6.375%,  3/11/2027 $ 566,910
Goldman Sachs Group, Inc.
272,000 4.250%,  10/21/2025 270,988
1,700,000 0.855%,  2/12/2026
b
1,672,796
1,250,000 3.615%,  3/15/2028
b
1,229,799
1,100,000 4.482%,  8/23/2028
b
1,105,814
1,100,000 6.484%,  10/24/2029
b
1,184,522
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,023,355
HSBC Holdings plc
500,000 2.999%,  3/10/2026
b
495,337
1,325,000 1.645%,  4/18/2026
b
1,300,506
HSBC USA, Inc.
750,000 5.294%,  3/4/2027 768,775
Huntington National Bank
1,000,000 5.699%,  11/18/2025
b
1,000,072
ING Groep NV
500,000 4.625%,  1/6/2026
a
501,155
1,250,000 1.726%,  4/1/2027
b
1,199,607
1,000,000 4.017%,  3/28/2028
b
992,681
J.P. Morgan Chase & Company
800,000 2.005%,  3/13/2026
b
789,329
900,000 2.083%,  4/22/2026
b
885,639
1,000,000 3.650%,  6/1/2026
b,g
967,442
2,500,000 1.045%,  11/19/2026
b
2,402,329
725,000 1.040%,  2/4/2027
b
693,137
1,150,000 5.571%,  4/22/2028
b
1,185,730
1,250,000 4.979%,  7/22/2028
b,f
1,274,377
800,000 4.851%,  7/25/2028
b
813,951
J.P. Morgan Chase Bank NA
750,000 5.110%,  12/8/2026 766,864
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 500,642
KeyCorp
550,000
6.324%,  (SOFRINDX +
1.250%), 5/23/2025
b
550,869
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,790,277
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 348,764
550,000 5.985%,  8/7/2027
b
564,521
1,125,000 5.462%,  1/5/2028
b
1,150,207
1,000,000 3.750%,  3/18/2028
b
984,838
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,g
665,833
Macquarie Airfinance Holdings,
Ltd.
360,000 6.400%,  3/26/2029
a
374,686
700,000 5.150%,  3/17/2030
a
701,523
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,b
1,248,175
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 1,006,231
1,000,000 4.650%,  1/27/2026 999,199
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a,f
1,131,371
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,123,197
1,000,000 4.000%,  10/1/2027
a,d
999,165
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,147,838

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Financials  32.3% - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 875,000 2.193%,  2/25/2025 $ 865,342
Morgan Stanley
1,300,000 0.864%,  10/21/2025
b
1,296,576
1,750,000 5.000%,  11/24/2025 1,758,585
500,000 4.679%,  7/17/2026
b
499,295
1,000,000 6.138%,  10/16/2026
b
1,015,629
1,000,000 0.985%,  12/10/2026
b
958,189
1,125,000 5.652%,  4/13/2028
b
1,161,385
2,000,000 5.164%,  4/20/2029
b
2,055,722
465,000 5.449%,  7/20/2029
b
483,181
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029
a
1,443,693
National Australia Bank, Ltd./New
York
800,000 5.087%,  6/11/2027 822,166
National Bank of Canada
1,300,000 5.600%,  7/2/2027
b
1,326,473
NatWest Group plc
750,000 5.847%,  3/2/2027
b
763,317
400,000 3.754%,  11/1/2029
b
399,389
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,128,803
500,000 5.000%,  6/6/2029
a,f
518,734
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,875,668
750,000 2.329%,  1/22/2027 713,760
1,300,000 5.594%,  7/2/2027 1,339,221
Nordea Bank Abp
1,700,000 1.500%,  9/30/2026
a
1,611,617
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,128,478
Omega Healthcare Investors, Inc.
800,000 4.500%,  1/15/2025 798,737
1,000,000 5.250%,  1/15/2026 1,003,687
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,367,970
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,g
1,369,967
1,000,000 4.758%,  1/26/2027
b
1,003,623
750,000 6.615%,  10/20/2027
b
783,804
925,000 5.582%,  6/12/2029
b
962,814
Pricoa Global Funding I
1,500,000 5.550%,  8/28/2026
a
1,540,034
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
861,020
1,100,000 5.000%,  1/16/2027
a
1,120,222
Realty Income Corporation
500,000 4.875%,  6/1/2026 504,331
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,262,357
300,000 5.722%,  6/6/2030
b
310,779
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,561,588
Royal Bank of Canada
900,000 5.069%,  7/23/2027
b
913,741
1,100,000 5.200%,  8/1/2028 1,142,934
750,000 4.950%,  2/1/2029 773,435
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 346,311
Principal
Amount Long-Term Fixed Income  99.1% Value
Financials  32.3% - continued
$ 750,000 2.490%,  1/6/2028
b
$ 710,911
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
b
897,643
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,235,312
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,797,877
1,400,000 1.488%,  12/14/2026
a,b
1,340,961
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b
954,336
750,000 5.688%,  5/14/2028
a,b
770,188
State Street Corporation
1,000,000 5.751%,  11/4/2026
b
1,013,317
1,300,000 5.684%,  11/21/2029
b
1,372,133
Sumitomo Mitsui Financial Group,
Inc.
750,000 0.948%,  1/12/2026 718,441
1,200,000 2.174%,  1/14/2027 1,146,552
1,100,000 5.716%,  9/14/2028 1,155,067
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,128,620
Synchrony Financial
1,920,000 4.500%,  7/23/2025 1,908,886
500,000 5.935%,  8/2/2030
b,f
513,681
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,854,972
Toronto-Dominion Bank
1,135,000 5.264%,  12/11/2026 1,163,217
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,g
668,667
650,000 4.260%,  7/28/2026
b
647,414
1,100,000 1.267%,  3/2/2027
b
1,048,922
U.S. Bancorp
750,000 5.727%,  10/21/2026
b
759,308
1,000,000 6.787%,  10/26/2027
b
1,050,176
500,000 4.548%,  7/22/2028
b
503,943
550,000 5.384%,  1/23/2030
b
571,179
1,000,000 5.100%,  7/23/2030
b
1,029,312
UBS Group AG
3,350,000 1.305%,  2/2/2027
a,b
3,203,739
1,100,000 6.327%,  12/22/2027
a,b
1,144,950
875,000 6.850%,  9/10/2029
a,b,g
885,419
1,300,000 5.428%,  2/8/2030
a,b
1,343,967
USB Realty Corporation
95,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,b,g
73,459
Wells Fargo & Company
1,700,000 2.406%,  10/30/2025
b
1,695,354
1,000,000 3.908%,  4/25/2026
b
993,662
500,000 4.540%,  8/15/2026
b
499,128
850,000 3.526%,  3/24/2028
b
833,904
1,000,000 5.707%,  4/22/2028
b
1,032,590
1,100,000 5.574%,  7/25/2029
b
1,144,445
Wells Fargo Bank NA
1,025,000 5.254%,  12/11/2026 1,050,681
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
b
932,008
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,532,544
1,100,000 4.902%,  2/15/2028
a
1,119,931
Total 237,893,334

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Foreign Government  0.4%
NBN Company, Ltd.
$ 1,000,000 0.875%,  10/8/2024
a
$ 999,152
1,000,000 1.450%,  5/5/2026
a
957,120
700,000 4.000%,  10/1/2027
a,d
696,323
Total 2,652,595
Mortgage-Backed Securities  0.7%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
54,138
5.764%,  (RFUCCT1Y +
1.513%), 1/1/2043
b
54,726
4,950,000 5.000%,  10/1/2048
d
4,946,713
Total 5,001,439
Technology  3.3%
Applied Materials, Inc.
725,000 4.800%,  6/15/2029 747,457
Broadcom, Inc.
1,000,000 4.150%,  2/15/2028
d
998,948
1,350,000 5.050%,  7/12/2029 1,390,612
Cadence Design Systems, Inc.
1,000,000 4.200%,  9/10/2027 1,004,913
Cisco Systems, Inc.
375,000 4.850%,  2/26/2029 387,819
Dell International, LLC/EMC
Corporation
1,750,000 5.850%,  7/15/2025 1,763,348
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,124,710
1,100,000 5.450%,  3/2/2028 1,141,199
Global Payments, Inc.
875,000 2.650%,  2/15/2025 866,788
Hewlett Packard Enterprise
Company
725,000 5.900%,  10/1/2024 725,000
350,000 4.450%,  9/25/2026 350,705
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 993,067
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 359,428
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,323,499
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,042,831
1,750,000 2.950%,  5/15/2025 1,730,757
1,100,000 4.500%,  5/6/2028 1,113,535
875,000 4.200%,  9/27/2029 873,230
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,228,379
Roper Technologies, Inc.
675,000 1.000%,  9/15/2025 653,471
1,075,000 4.500%,  10/15/2029 1,081,716
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,226,437
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
765,938
VeriSign, Inc.
440,000 5.250%,  4/1/2025 440,140
Principal
Amount Long-Term Fixed Income  99.1% Value
Technology  3.3% - continued
VMware, LLC
$ 350,000 1.400%,  8/15/2026 $ 331,584
Total 24,665,511
Transportation  1.6%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,825,849
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,010,534
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
895,834 4.500%,  10/20/2025
a
890,382
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
772,907
Mileage Plus Holdings, LLC
550,000 6.500%,  6/20/2027
a
556,838
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
997,670
1,000,000 3.950%,  3/10/2025
a
994,842
800,000 1.200%,  11/15/2025
a
770,242
Southwest Airlines Company
350,000 5.250%,  5/4/2025 350,300
TTX Company
1,500,000 5.500%,  9/25/2026
a
1,532,101
United Airlines, Inc.
1,875,000 4.375%,  4/15/2026
a
1,844,904
Total 11,546,569
U.S. Government & Agencies  5.6%
U.S. Treasury Notes
2,000,000 3.500%,  9/30/2026 1,994,453
25,780,000 3.500%,  1/31/2028 25,721,593
12,950,000 4.000%,  10/31/2029 13,189,777
Total 40,905,823
Utilities  4.7%
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,675,236
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,015,841
1,075,000 1.000%,  11/1/2025 1,034,497
745,000 5.200%,  1/15/2029 768,815
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 914,629
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,148,064
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,580,261
DTE Energy Company
750,000 4.220%,  11/1/2024 749,332
900,000 4.950%,  7/1/2027 915,190
950,000 5.100%,  3/1/2029 978,272
Duke Energy Corporation
500,000 3.250%,  1/15/2082
b
461,259
415,000 0.900%,  9/15/2025 400,925
1,350,000 5.000%,  12/8/2025 1,359,253
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,024,136
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,140,419

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Utilities  4.7% - continued
Exelon Corporation
$ 725,000 5.150%,  3/15/2028 $ 744,992
Georgia Power Company
1,100,000 5.004%,  2/23/2027 1,124,173
1,100,000 4.650%,  5/16/2028 1,119,939
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,494,198
National Rural Utilities Cooperative
Finance Corporation
1,100,000 5.100%,  5/6/2027 1,128,335
1,100,000 4.800%,  3/15/2028 1,124,681
862,000
8.427%,  (TSFR3M +
3.172%), 4/30/2043
b
862,427
NextEra Energy Capital Holdings,
Inc.
1,000,000 5.749%,  9/1/2025 1,010,122
NiSource, Inc.
920,000 0.950%,  8/15/2025 890,869
Pacific Gas and Electric Company
1,100,000 5.550%,  5/15/2029 1,142,608
Sempra
1,750,000 3.300%,  4/1/2025 1,734,936
Southern California Edison
Company
1,400,000 4.875%,  2/1/2027 1,421,536
Southern Company
900,000 4.000%,  1/15/2051
b
887,286
750,000 3.750%,  9/15/2051
b
725,880
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,995,755
WEC Energy Group, Inc.
1,100,000 5.600%,  9/12/2026 1,127,817
Total 34,701,683
Total Long-Term Fixed Income
(cost $728,297,241) 729,028,871
Shares
Collateral Held for Securities
Loaned 1.2% Value
8,705,525 Thrivent Cash Management Trust 8,705,525
Total Collateral Held for
Securities Loaned
(cost $8,705,525) 8,705,525
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 11.887%
b
1,971,420
Total 1,971,420
Total Preferred Stock
(cost $1,821,600) 1,971,420
Shares or
Principal
Amount Short-Term Investments 1.7% Value
Federal Home Loan Bank Discount
Notes
2,500,000 4.665%, 10/9/2024
i
2,497,094
Shares or
Principal
Amount Short-Term Investments  1.7% Value
U.S. Treasury Bills
9,920,000 4.427%, 10/1/2024
i
$ 9,920,000
Total Short-Term Investments
(cost $12,417,408) 12,417,094
Total Investments (cost
$751,241,774) 102.3% $752,122,910
Other Assets and Liabilities, Net
(2.3%) (16,919,441)
Total Net Assets 100.0% $735,203,469
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $298,892,608 or
40.7% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Portfolio as of September 30, 2024
was $99,000 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 8,405,175
Total lending $8,405,175
Gross amount payable upon return of
collateral for securities loaned $8,705,525
Net amounts due to counterparty $300,350
Definitions:
CLO - Collateralized Loan Obligation
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 113,684,058 – 113,684,058 –
Basic Materials 14,309,153 – 14,309,153 –
Capital Goods 25,046,355 – 25,046,355 –
Collateralized Mortgage Obligations 66,372,320 – 66,372,320 –
Commercial Mortgage-Backed Securities 3,517,680 – 3,517,680 –
Communications Services 20,483,878 – 20,483,878 –
Consumer Cyclical 45,707,783 – 45,707,783 –
Consumer Non-Cyclical 44,849,530 – 44,849,530 –
Energy 37,691,160 – 37,691,160 –
Financials 237,893,334 – 237,893,334 –
Foreign Government 2,652,595 – 2,652,595 –
Mortgage-Backed Securities 5,001,439 – 5,001,439 –
Technology 24,665,511 – 24,665,511 –
Transportation 11,546,569 – 11,546,569 –
U.S. Government & Agencies 40,905,823 – 40,905,823 –
Utilities 34,701,683 – 34,701,683 –
Preferred Stock
Financials 1,971,420 1,971,420 – –
Short-Term Investments 12,417,094 – 12,417,094 –
Subtotal Investments in Securities $743,417,385 $1,971,420 $741,445,965 $–
Other Investments  * Total
Collateral Held for Securities Loaned 8,705,525
Subtotal Other Investments $8,705,525
Total Investments at Value $752,122,910
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,225 $37,209 $29,728 $8,706 8,706 1.2%
Total Collateral Held for Securities Loaned 1,225 8,706 1.2
Total Value $1,225 $8,706
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $30
Total Affiliated Income from Securities Loaned, Net $30
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.0% Value
Communications Services  3.7%
30,315 Cargurus, Inc.
a
$ 910,360
38,720 Pinterest, Inc.
a
1,253,366
10,899 Trade Desk, Inc.
a
1,195,075
Total 3,358,801
Consumer Discretionary  11.9%
9,781 Champion Homes, Inc.
a
927,728
18,619 Chipotle Mexican Grill, Inc.
a
1,072,827
6,989 Deckers Outdoor Corporation
a
1,114,396
6,843 DoorDash, Inc.
a
976,701
2,697 Lululemon Athletica, Inc.
a
731,831
117 NVR, Inc.
a
1,147,981
2,940 Pool Corporation 1,107,792
8,410 Ross Stores, Inc. 1,265,789
12,761 SharkNinja, Inc. 1,387,248
12,934 Wyndham Hotels & Resorts, Inc. 1,010,663
Total 10,742,956
Consumer Staples  2.4%
5,360 e.l.f. Beauty, Inc.
a
584,401
5,661 J & J Snack Foods Corporation 974,371
3,245 Lancaster Colony Corporation 572,970
Total 2,131,742
Energy  1.8%
10,914 Matador Resources Company 539,370
42,042 TechnipFMC plc 1,102,762
Total 1,642,132
Financials  9.7%
3,480 Arthur J. Gallagher & Company 979,168
6,358 Houlihan Lokey, Inc. 1,004,691
5,036 Jack Henry & Associates, Inc. 889,055
2,555 Kinsale Capital Group, Inc. 1,189,531
1,446 MSCI, Inc. 842,917
9,725 Northern Trust Corporation 875,542
21,546 TPG, Inc. 1,240,188
9,841 Tradeweb Markets, Inc. 1,217,036
6,341 Western Alliance Bancorp 548,433
Total 8,786,561
Health Care  15.0%
3,560 Align Technology, Inc.
a
905,379
3,423 Arcellx, Inc.
a
285,855
1,392 Argenx SE ADR
a
754,575
2,876 Ascendis Pharma AS ADR
a
429,416
33,845 Avantor, Inc.
a
875,570
4,861 Cencora, Inc. 1,094,114
2,077 Chemed Corporation 1,248,215
16,628 Dexcom, Inc.
a
1,114,741
6,173 Edwards Lifesciences Corporation
a
407,356
3,673 ICON plc
a
1,055,290
2,586 IDEXX Laboratories, Inc.
a
1,306,499
8,681 Legend Biotech Corporation ADR
a
423,025
7,027 Repligen Corporation
a
1,045,758
5,087 Sarepta Therapeutics, Inc.
a
635,315
5,892 Veeva Systems, Inc.
a
1,236,554
3,566 Zoetis, Inc. 696,725
Total 13,514,387
Industrials  19.9%
8,460 Advanced Drainage Systems, Inc. 1,329,574
9,672 BWX Technologies, Inc. 1,051,346
4,550 Clean Harbors, Inc.
a
1,099,780
Shares Common Stock  97.0% Value
Industrials  19.9% - continued
2,897 EMCOR Group, Inc. $ 1,247,245
34,899 ExlService Holdings, Inc.
a
1,331,397
15,506 Fastenal Company 1,107,439
19,176 Howmet Aerospace, Inc. 1,922,394
19,928 nVent Electric plc 1,400,141
5,871 Old Dominion Freight Line, Inc. 1,166,215
6,348 Regal Rexnord Corporation 1,053,006
3,132 Rockwell Automation, Inc. 840,817
1,758 Saia, Inc.
a
768,703
12,501 TransUnion 1,308,855
6,978 Waste Connections, Inc. 1,247,806
2,245 Watsco, Inc. 1,104,271
Total 17,978,989
Information Technology  26.6%
23,403 Amphenol Corporation 1,524,939
3,438 Arista Networks, Inc.
a
1,319,573
3,716 CrowdStrike Holdings, Inc.
a
1,042,227
2,979 CyberArk Software, Ltd.
a
868,706
21,565 Dynatrace Holdings, LLC
a
1,153,081
2,459 Gartner, Inc.
a
1,246,123
18,765 Gitlab, Inc.
a
967,148
4,546 Globant SA
a
900,744
6,688 Guidewire Software, Inc.
a
1,223,503
2,384 HubSpot, Inc.
a
1,267,334
23,570 JFrog, Ltd.
a
684,473
1,431 Lam Research Corporation 1,167,810
22,310 Lattice Semiconductor
Corporation
a
1,183,992
14,625 Marvell Technology, Inc. 1,054,755
4,387 MongoDB, Inc.
a
1,186,025
2,043 Monolithic Power Systems, Inc. 1,888,753
1,567 Palo Alto Networks, Inc.
a
535,601
7,948 PTC, Inc.
a
1,435,886
2,169 Synopsys, Inc.
a
1,098,360
17,781 Trimble, Inc.
a
1,104,022
1,930 Tyler Technologies, Inc.
a
1,126,580
Total 23,979,635
Materials  2.0%
1,882 Martin Marietta Materials, Inc. 1,012,987
6,663 RPM International, Inc. 806,223
Total 1,819,210
Real Estate  2.9%
6,602 CBRE Group, Inc.
a
821,817
13,505 CoStar Group, Inc.
a
1,018,817
3,233 SBA Communications Corporation 778,183
Total 2,618,817
Utilities  1.1%
8,705 Vistra Energy Corporation 1,031,891
Total 1,031,891
Total Common Stock
(cost $69,726,791) 87,605,121

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
6,980 SPDR S&P Biotech ETF
b
$ 689,624
Total 689,624
Total Registered Investment
Companies (cost $648,424) 689,624
Shares
Collateral Held for Securities
Loaned 0.7% Value
662,760 Thrivent Cash Management Trust 662,760
Total Collateral Held for
Securities Loaned
(cost $662,760) 662,760
Shares Short-Term Investments 2.4% Value
Thrivent Core Short-Term Reserve
Fund
216,376 5.250% 2,163,762
Total Short-Term Investments
(cost $2,163,761) 2,163,762
Total Investments (cost
$73,201,736) 100.9% $91,121,267
Other Assets and Liabilities, Net
(0.9%) (846,403)
Total Net Assets 100.0% $90,274,864
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 652,080
Total lending $652,080
Gross amount payable upon return of
collateral for securities loaned $662,760
Net amounts due to counterparty $10,680
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,358,801 3,358,801 – –
Consumer Discretionary 10,742,956 10,742,956 – –
Consumer Staples 2,131,742 2,131,742 – –
Energy 1,642,132 1,642,132 – –
Financials 8,786,561 8,786,561 – –
Health Care 13,514,387 13,514,387 – –
Industrials 17,978,989 17,978,989 – –
Information Technology 23,979,635 23,979,635 – –
Materials 1,819,210 1,819,210 – –
Real Estate 2,618,817 2,618,817 – –
Utilities 1,031,891 1,031,891 – –
Registered Investment Companies
U.S. Unaffiliated 689,624 689,624 – –
Subtotal Investments in Securities $88,294,745 $88,294,745 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 2,163,762
Collateral Held for Securities Loaned 662,760
Subtotal Other Investments $2,826,522
Total Investments at Value $91,121,267
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $932 $21,565 $20,333 $2,164 216 2.4%
Total Affiliated Short-Term Investments 932 2,164 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 183 15,092 14,612 663 663 0.7
Total Collateral Held for Securities Loaned 183 663 0.7
Total Value $1,115 $2,827
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $58
Total Income/Non Cash Income from Affiliated
Investments $58
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.2% Value
Communications Services  1.4%
51,969 Frontier Communications Parent,
Inc.
a
$ 1,846,459
27,812 Iridium Communications, Inc. 846,875
38,400 New York Times Company 2,137,728
7,123 Nexstar Media Group, Inc. 1,177,788
15,608 TKO Group Holdings, Inc.
a
1,930,866
33,267 Warner Music Group Corporation 1,041,257
67,794 ZoomInfo Technologies, Inc.
a
699,634
Total 9,680,607
Consumer Discretionary  14.2%
12,006 Abercrombie & Fitch Company
a
1,679,639
61,892 Aramark 2,397,077
17,177 Autoliv, Inc. 1,603,816
6,152 AutoNation, Inc.
a
1,100,716
16,169 Boyd Gaming Corporation 1,045,326
15,558 Brunswick Corporation 1,304,071
14,830 Burlington Stores, Inc.
a
3,907,408
27,672 Capri Holdings, Ltd.
a
1,174,400
8,489 Carter's, Inc. 551,615
5,324 Choice Hotels International, Inc.
b
693,717
17,248 Churchill Downs, Inc. 2,332,102
7,703 Columbia Sportswear Company 640,813
13,951 Crocs, Inc.
a
2,020,244
13,607 Dick's Sporting Goods, Inc. 2,839,781
8,795 Duolingo, Inc.
a
2,480,366
12,938 Five Below, Inc.
a
1,143,072
25,176 Floor & Decor Holdings, Inc.
a
3,126,104
91,120 GameStop Corporation
a,b
2,089,382
51,988 Gap, Inc. 1,146,335
54,085 Gentex Corporation 1,605,784
66,955 Goodyear Tire & Rubber
Company
a
592,552
807 Graham Holdings Company 663,128
6,824 Grand Canyon Education, Inc.
a
967,984
32,795 H&R Block, Inc. 2,084,122
27,830 Harley-Davidson, Inc. 1,072,290
15,022 Hilton Grand Vacations, Inc.
a
545,599
10,555 Hyatt Hotels Corporation 1,606,471
16,933 KB Home 1,450,989
13,216 Lear Corporation 1,442,526
20,844 Light & Wonder, Inc.
a
1,891,176
6,282 Lithia Motors, Inc. 1,995,414
64,938 Macy's, Inc. 1,018,877
7,577 Marriott Vacations Worldwide
Corporation 556,758
79,853 Mattel, Inc.
a
1,521,200
4,381 Murphy USA, Inc. 2,159,263
22,683 Nordstrom, Inc. 510,141
14,379 Ollie's Bargain Outlet Holdings,
Inc.
a
1,397,639
4,392 Penske Automotive Group, Inc. 713,349
19,870 Planet Fitness, Inc.
a
1,613,841
12,311 Polaris, Inc. 1,024,768
13,123 PVH Corporation 1,323,192
3,510 RH
a
1,173,849
34,209 Service Corporation International/
US 2,700,116
31,139 Skechers USA, Inc.
a
2,083,822
24,490 Taylor Morrison Home Corporation
a
1,720,667
40,796 Tempur Sealy International, Inc. 2,227,462
15,665 Texas Roadhouse, Inc. 2,766,439
12,498 Thor Industries, Inc. 1,373,405
24,116 Toll Brothers, Inc. 3,725,681
7,043 TopBuild Corporation
a
2,865,163
Shares Common Stock  99.2% Value
Consumer Discretionary  14.2% - continued
16,389 Travel + Leisure Company $ 755,205
44,360 Under Armour, Inc., Class A
a
395,248
30,421 Under Armour, Inc., Class C
a
254,320
8,839 Vail Resorts, Inc. 1,540,549
30,275 Valvoline, Inc.
a
1,267,009
6,486 Visteon Corporation
a
617,727
40,109 Wendy's Company 702,710
12,896 Whirlpool Corporation 1,379,872
30,216 Williams-Sonoma, Inc. 4,681,063
6,884 Wingstop, Inc. 2,864,295
18,555 Wyndham Hotels & Resorts, Inc. 1,449,888
19,887 YETI Holdings, Inc.
a
815,964
Total 98,393,501
Consumer Staples  4.3%
30,363 BellRing Brands, Inc.
a
1,843,641
31,177 BJ's Wholesale Club Holdings,
Inc.
a
2,571,479
2,072 Boston Beer Company, Inc.
a
599,098
8,718 Casey's General Stores, Inc. 3,275,440
36,686 Celsius Holdings, Inc.
a
1,150,473
1,384 Coca-Cola Consolidated, Inc. 1,821,898
85,631 Coty, Inc.
a
804,075
37,360 Darling Ingredients, Inc.
a
1,388,298
13,248 e.l.f. Beauty, Inc.
a
1,444,429
46,013 Flowers Foods, Inc. 1,061,520
15,285 Ingredion, Inc. 2,100,618
4,527 Lancaster Colony Corporation 799,332
36,611 Performance Food Group
Company
a
2,869,204
9,470 Pilgrim's Pride Corporation
a
436,093
11,118 Post Holdings, Inc.
a
1,286,909
23,523 Sprouts Farmers Markets, Inc.
a
2,597,174
57,454 US Foods Holding Corporation
a
3,533,421
Total 29,583,102
Energy  5.0%
79,145 Antero Midstream Corporation 1,191,132
68,682 Antero Resources Corporation
a
1,967,739
44,754 ChampionX Corporation 1,349,333
14,537 Chord Energy Corporation 1,893,154
21,258 Civitas Resources, Inc. 1,077,143
35,528 CNX Resources Corporation
a
1,157,147
22,815 DT Midstream, Inc. 1,794,628
48,508 Expand Energy Corporation 3,989,783
38,105 HF Sinclair Corporation 1,698,340
27,270 Matador Resources Company 1,347,684
33,322 Murphy Oil Corporation 1,124,284
92,494 NOV, Inc. 1,477,129
62,034 Ovintiv, Inc. 2,376,523
23,394 PBF Energy, Inc. 724,044
149,087 Permian Resources Corporation 2,029,074
56,874 Range Resources Corporation 1,749,444
4,427 Texas Pacific Land Corporation 3,916,744
15,651 Valaris, Ltd.
a
872,543
23,833 Viper Energy, Inc. 1,075,107
17,187 Weatherford International plc 1,459,520
Total 34,270,495
Financials  16.5%
7,004 Affiliated Managers Group, Inc. 1,245,311
64,420 Ally Financial, Inc. 2,292,708
16,952 American Financial Group, Inc. 2,281,739
117,705 Annaly Capital Management, Inc. 2,362,339
34,886 Associated Banc-Corp 751,444

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Financials  16.5% - continued
24,790 Bank OZK $ 1,065,722
14,273 Brighthouse Financial, Inc.
a
642,713
42,859 Cadence Bank 1,365,059
49,397 Carlyle Group, Inc. 2,127,035
24,847 CNO Financial Group, Inc. 872,130
49,214 Columbia Banking System, Inc. 1,284,978
27,561 Commerce Bancshares, Inc. 1,637,123
15,040 Cullen/Frost Bankers, Inc. 1,682,374
32,563 East West Bancorp, Inc. 2,694,263
75,121 Equitable Holdings, Inc. 3,157,336
24,961 Essent Group, Ltd. 1,604,743
9,919 Euronet Worldwide, Inc.
a
984,262
8,376 Evercore, Inc. 2,121,976
84,475 F.N.B. Corporation 1,191,942
18,492 Federated Hermes, Inc. 679,951
61,032 Fidelity National Financial, Inc. 3,787,646
24,171 First American Financial
Corporation 1,595,528
30,204 First Financial Bankshares, Inc. 1,117,850
125,899 First Horizon Corporation 1,955,211
9,147 FirstCash Holdings, Inc. 1,050,076
26,640 Glacier Bancorp, Inc. 1,217,448
9,523 Hamilton Lane, Inc. 1,603,578
20,285 Hancock Whitney Corporation 1,037,983
8,453 Hanover Insurance Group, Inc. 1,251,974
43,628 Home BancShares, Inc. 1,181,883
12,480 Houlihan Lokey, Inc. 1,972,090
25,569 Interactive Brokers Group, Inc. 3,563,296
12,565 International Bancshares
Corporation 751,261
29,933 Janus Henderson Group plc 1,139,549
38,139 Jefferies Financial Group, Inc. 2,347,455
14,228 Kemper Corporation 871,465
5,198 Kinsale Capital Group, Inc. 2,420,033
60,902 MGIC Investment Corporation 1,559,091
6,341 Morningstar, Inc. 2,023,540
70,019 New York Community Bancorp,
Inc. 786,313
74,936 Old National Bancorp 1,398,306
55,871 Old Republic International
Corporation 1,978,951
17,978 Pinnacle Financial Partners, Inc. 1,761,305
7,947 Primerica, Inc. 2,107,147
22,380 Prosperity Bancshares, Inc. 1,612,927
15,472 Reinsurance Group of America,
Inc. 3,370,885
12,253 RenaissanceRe Holdings, Ltd. 3,337,717
9,779 RLI Corporation 1,515,549
24,033 Ryan Specialty Holdings, Inc. 1,595,551
23,192 SEI Investments Company 1,604,654
14,291 Selective Insurance Group, Inc. 1,333,350
51,089 SLM Corporation 1,168,405
17,903 SouthState Corporation 1,739,814
74,589 Starwood Property Trust, Inc. 1,520,124
24,084 Stifel Financial Corporation 2,261,488
33,823 Synovus Financial Corporation 1,504,109
10,854 Texas Capital Bancshares, Inc.
a
775,627
10,422 UMB Financial Corporation 1,095,456
31,692 United Bankshares, Inc. 1,175,773
40,152 Unum Group 2,386,635
100,491 Valley National Bancorp 910,448
23,099 Voya Financial, Inc. 1,829,903
40,273 Webster Financial Corporation 1,877,125
25,628 Western Alliance Bancorp 2,216,566
79,355 Western Union Company 946,705
Shares Common Stock  99.2% Value
Financials  16.5% - continued
9,652 WEX, Inc.
a
$ 2,024,314
15,623 Wintrust Financial Corporation 1,695,564
34,699 Zions Bancorp NA 1,638,487
Total 113,661,303
Health Care  9.8%
21,818 Acadia Healthcare Company, Inc.
a
1,383,479
7,667 Amedisys, Inc.
a
739,942
29,206 Arrowhead Research Corporation
a
565,720
159,716 Avantor, Inc.
a
4,131,853
11,492 Azenta, Inc.
a
556,673
44,727 BioMarin Pharmaceutical, Inc.
a
3,143,861
4,498 Bio-Rad Laboratories, Inc.
a
1,504,941
25,964 Bruker Corporation 1,793,074
3,536 Chemed Corporation 2,125,030
27,642 Cytokinetics, Inc.
a
1,459,498
47,624 Dentsply Sirona, Inc. 1,288,705
29,406 Doximity, Inc.
a
1,281,219
23,640 Encompass Health Corporation 2,284,570
13,121 Enovis Corporation
a
564,859
13,322 Ensign Group, Inc. 1,915,970
40,396 Envista Holdings Corporation
a
798,225
67,015 Exelixis, Inc.
a
1,739,039
26,542 Globus Medical, Inc.
a
1,898,815
12,023 Haemonetics Corporation
a
966,409
29,760 Halozyme Therapeutics, Inc.
a
1,703,462
20,441 HealthEquity, Inc.
a
1,673,096
37,424 Illumina, Inc.
a
4,880,464
14,508 Jazz Pharmaceuticals, Inc.
a
1,616,336
16,312 Lantheus Holdings, Inc.
a
1,790,242
12,757 LivaNova plc
a
670,253
10,373 Masimo Corporation
a
1,383,032
5,972 Medpace Holdings, Inc.
a
1,993,454
46,326 Neogen Corporation
a
778,740
23,723 Neurocrine Biosciences, Inc.
a
2,733,364
40,179 Option Care Health, Inc.
a
1,257,603
9,125 Penumbra, Inc.
a
1,773,079
32,048 Perrigo Company plc 840,619
36,692 R1 RCM, Inc.
a
519,926
12,237 Repligen Corporation
a
1,821,110
102,505 Roivant Sciences, Ltd.
a
1,182,908
22,405 Sarepta Therapeutics, Inc.
a
2,798,160
35,929 Sotera Health Company
a
600,014
22,511 Tenet Healthcare Corporation
a
3,741,328
10,452 United Therapeutics Corporation
a
3,745,474
Total 67,644,546
Industrials  22.4%
15,797 AAON, Inc. 1,703,549
7,228 Acuity Brands, Inc. 1,990,519
16,574 Advanced Drainage Systems, Inc. 2,604,770
31,496 AECOM 3,252,592
14,555 AGCO Corporation 1,424,352
154,281 American Airlines Group, Inc.
a,b
1,734,118
9,012 Applied Industrial Technologies,
Inc. 2,010,848
4,022 Avis Budget Group, Inc. 352,287
10,369 Brink's Company 1,199,071
21,478 BWX Technologies, Inc. 2,334,659
5,240 CACI International, Inc.
a
2,643,894
10,835 Carlisle Companies, Inc. 4,873,041
9,877 Chart Industries, Inc.
a
1,226,131
11,919 Clean Harbors, Inc.
a
2,880,942
206,186 CNH Industrial NV 2,288,665
8,356 Comfort Systems USA, Inc. 3,261,765

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Industrials  22.4% - continued
11,050 Concentrix Corporation $ 566,313
45,323 Core & Main, Inc.
a
2,012,341
11,425 Crane Company 1,808,349
8,998 Curtiss-Wright Corporation 2,957,553
28,287 Donaldson Company, Inc. 2,084,752
10,961 EMCOR Group, Inc. 4,719,039
9,454 EnerSys 964,781
13,348 ESAB Corporation 1,419,026
37,919 ExlService Holdings, Inc.
a
1,446,610
11,919 Exponent, Inc. 1,374,022
30,864 Flowserve Corporation 1,595,360
40,241 Fluor Corporation
a
1,919,898
29,157 Fortune Brands Innovations, Inc. 2,610,426
8,288 FTI Consulting, Inc.
a
1,886,017
8,363 GATX Corporation 1,107,679
38,511 Genpact, Ltd. 1,510,016
39,687 Graco, Inc. 3,473,009
28,067 GXO Logistics, Inc.
a
1,461,449
19,205 Hexcel Corporation 1,187,445
8,378 Insperity, Inc. 737,264
19,194 ITT Corporation 2,869,695
31,257 KBR, Inc. 2,035,768
13,603 Kirby Corporation
a
1,665,415
38,027 Knight-Swift Transportation
Holdings, Inc. 2,051,557
8,329 Landstar System, Inc. 1,573,098
7,534 Lennox International, Inc. 4,552,721
13,315 Lincoln Electric Holdings, Inc. 2,556,746
11,147 ManpowerGroup, Inc. 819,527
14,458 MasTec, Inc.
a
1,779,780
14,137 Maximus, Inc. 1,317,003
47,900 MDU Resources Group, Inc. 1,312,939
12,632 Middleby Corporation
a
1,757,490
9,245 MSA Safety, Inc. 1,639,508
10,548 MSC Industrial Direct Company,
Inc. 907,761
33,698 NEXTracker, Inc.
a
1,263,001
39,050 nVent Electric plc 2,743,653
15,291 Oshkosh Corporation 1,532,311
20,427 Owens Corning, Inc. 3,605,774
10,976 Parsons Corporation
a
1,137,992
10,183 Paylocity Holding Corporation
a
1,679,890
43,287 RB Global, Inc. 3,484,171
6,826 RBC Bearings, Inc.
a
2,043,568
15,632 Regal Rexnord Corporation 2,593,036
10,169 Ryder System, Inc. 1,482,640
6,247 Saia, Inc.
a
2,731,563
12,035 Science Applications International
Corporation 1,676,114
35,465 Sensata Technologies Holding plc 1,271,775
9,905 Simpson Manufacturing Company,
Inc. 1,894,529
21,810 Stericycle, Inc.
a
1,330,410
15,717 Terex Corporation 831,587
62,841 Tetra Tech, Inc. 2,963,582
14,994 Timken Company 1,263,844
24,404 Toro Company 2,116,559
25,539 Trex Company, Inc.
a
1,700,387
14,312 UFP Industries, Inc. 1,877,878
4,738 Valmont Industries, Inc. 1,373,783
8,173 Watsco, Inc. 4,020,135
6,437 Watts Water Technologies, Inc. 1,333,682
10,510 WESCO International, Inc. 1,765,470
14,016 Woodward, Inc. 2,403,884
Shares Common Stock  99.2% Value
Industrials  22.4% - continued
27,344 XPO, Inc.
a
$ 2,939,753
Total 154,522,531
Information Technology  9.1%
36,516 Allegro MicroSystems, Inc.
a
850,823
13,961 Altair Engineering, Inc.
a
1,333,415
26,627 Amkor Technology, Inc. 814,786
5,405 Appfolio, Inc.
a
1,272,337
12,439 Arrow Electronics, Inc.
a
1,652,272
10,525 ASGN, Inc.
a
981,246
6,241 Aspen Technology, Inc.
a
1,490,476
20,700 Avnet, Inc. 1,124,217
9,587 Belden, Inc. 1,122,925
9,377 Blackbaud, Inc.
a
794,044
33,761 Ciena Corporation
a
2,079,340
12,548 Cirrus Logic, Inc.
a
1,558,587
40,291 Cognex Corporation 1,631,785
36,015 Coherent Corporation
a
3,202,094
10,270 CommVault Systems, Inc.
a
1,580,039
11,542 Crane NXT Company
b
647,506
14,020 Dolby Laboratories, Inc. 1,072,951
55,738 Dropbox, Inc.
a
1,417,417
69,988 Dynatrace Holdings, LLC
a
3,742,258
8,492 Fabrinet
a
2,007,848
6,442 IPG Photonics Corporation
a
478,769
54,318 Kyndryl Holdings, Inc.
a
1,248,228
32,367 Lattice Semiconductor
Corporation
a
1,717,717
5,823 Littelfuse, Inc. 1,544,551
15,952 Lumentum Holdings, Inc.
a
1,011,038
13,568 MACOM Technology Solutions
Holdings, Inc.
a
1,509,576
14,389 Manhattan Associates, Inc.
a
4,048,777
15,808 MKS Instruments, Inc. 1,718,488
8,435 Novanta, Inc.
a
1,509,190
11,602 Onto Innovation, Inc.
a
2,408,111
13,351 Power Integrations, Inc. 856,066
72,588 Pure Storage, Inc.
a
3,646,821
8,648 Qualys, Inc.
a
1,110,922
25,298 Rambus, Inc.
a
1,068,082
7,586 Silicon Laboratories, Inc.
a
876,714
9,279 Synaptics, Inc.
a
719,865
17,869 TD SYNNEX Corporation 2,145,710
22,577 Teradata Corporation
a
684,986
10,367 Universal Display Corporation 2,176,033
26,653 Vishay Intertechnology, Inc. 504,008
36,109 Vontier Corporation 1,218,318
Total 62,578,336
Materials  6.5%
60,693 Alcoa Corporation 2,341,536
15,597 AptarGroup, Inc. 2,498,483
252,646 Arcadium Lithium plc
a
720,041
11,472 Ashland, Inc. 997,720
21,452 Avient Corporation 1,079,465
51,522 Axalta Coating Systems, Ltd.
a
1,864,581
26,923 Berry Plastics Group, Inc. 1,830,226
12,880 Cabot Corporation 1,439,598
35,069 Chemours Company 712,602
109,957 Cleveland-Cliffs, Inc.
a
1,404,151
27,015 Commercial Metals Company 1,484,744
28,003 Crown Holdings, Inc. 2,684,928
7,898 Eagle Materials, Inc. 2,271,860
70,507 Graphic Packaging Holding
Company 2,086,302

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.2% Value
Materials  6.5% - continued
6,063 Greif, Inc. $ 379,908
13,300 Knife River Corporation
a
1,188,887
14,694 Louisiana-Pacific Corporation 1,579,017
1,803 NewMarket Corporation 995,058
27,604 Olin Corporation 1,324,440
12,925 Reliance, Inc. 3,738,039
15,444 Royal Gold, Inc. 2,166,793
30,258 RPM International, Inc. 3,661,218
10,012 Scotts Miracle-Gro Company 868,040
19,065 Silgan Holdings, Inc. 1,000,912
23,084 Sonoco Products Company 1,261,079
52,561 United States Steel Corporation 1,856,980
7,855 Westlake Corporation 1,180,528
Total 44,617,136
Real Estate  7.4%
23,587 Agree Realty Corporation 1,776,809
73,920 American Homes 4 Rent 2,837,789
70,795 Brixmor Property Group, Inc. 1,972,349
26,412 COPT Defense Properties 801,076
35,742 Cousins Properties, Inc. 1,053,674
52,906 CubeSmart 2,847,930
11,430 EastGroup Properties, Inc. 2,135,353
17,789 EPR Properties 872,373
43,819 Equity Lifestyle Properties, Inc. 3,126,047
31,091 First Industrial Realty Trust, Inc. 1,740,474
64,463 Gaming and Leisure Properties,
Inc. 3,316,621
85,287 Healthcare Realty Trust, Inc. 1,547,959
52,794 Independence Realty Trust, Inc. 1,082,277
11,151 Jones Lang LaSalle, Inc.
a
3,008,651
24,820 Kilroy Realty Corporation 960,534
51,604 Kite Realty Group Trust 1,370,602
20,646 Lamar Advertising Company 2,758,306
16,415 National Storage Affiliates Trust 791,203
43,147 NNN REIT, Inc. 2,092,198
60,575 Omega Healthcare Investors, Inc. 2,465,402
49,081 Park Hotels & Resorts, Inc. 692,042
16,870 PotlatchDeltic Corporation 759,993
31,500 Rayonier, Inc. REIT 1,013,670
51,463 Rexford Industrial Realty, Inc. 2,589,104
55,037 Sabra Health Care REIT, Inc. 1,024,239
42,784 STAG Industrial, Inc. 1,672,427
38,933 Vornado Realty Trust 1,533,960
51,414 WP Carey, Inc. 3,203,092
Total 51,046,154
Utilities  2.6%
13,568 ALLETE, Inc. 870,930
16,386 Black Hills Corporation 1,001,512
59,151 Essential Utilities, Inc. 2,281,454
12,511 IDACORP, Inc. 1,289,759
21,463 National Fuel Gas Company 1,300,872
23,298 New Jersey Resources
Corporation 1,099,665
14,401 Northwestern Energy Group, Inc. 824,025
47,190 OGE Energy Corporation 1,935,734
13,310 ONE Gas, Inc. 990,530
12,640 Ormat Technologies, Inc. 972,522
24,214 Portland General Electric
Company 1,159,851
14,143 Southwest Gas Holdings, Inc. 1,043,188
13,567 Spire, Inc. 912,923
21,253 TXNM Energy, Inc. 930,244
Shares Common Stock  99.2% Value
Utilities  2.6% - continued
50,438 UGI Corporation $ 1,261,959
Total 17,875,168
Total Common Stock
(cost $453,606,162) 683,872,879
Shares
Collateral Held for Securities
Loaned 0.6% Value
4,416,800 Thrivent Cash Management Trust 4,416,800
Total Collateral Held for
Securities Loaned
(cost $4,416,800) 4,416,800
Shares or
Principal
Amount Short-Term Investments 1.1% Value
Federal Home Loan Bank Discount
Notes
300,000 5.050%, 11/15/2024
c,d
298,267
400,000 4.612%, 11/20/2024
c,d
397,439
Thrivent Core Short-Term Reserve
Fund
671,678 5.250% 6,716,777
Total Short-Term Investments
(cost $7,412,321) 7,412,483
Total Investments (cost
$465,435,283) 100.9% $695,702,162
Other Assets and Liabilities, Net
(0.9%) (6,090,533)
Total Net Assets 100.0% $689,611,629
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 4,275,099
Total lending $4,275,099
Gross amount payable upon return of
collateral for securities loaned $4,416,800
Net amounts due to counterparty $141,701
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,680,607 9,680,607 – –
Consumer Discretionary 98,393,501 98,393,501 – –
Consumer Staples 29,583,102 29,583,102 – –
Energy 34,270,495 34,270,495 – –
Financials 113,661,303 113,661,303 – –
Health Care 67,644,546 67,644,546 – –
Industrials 154,522,531 154,522,531 – –
Information Technology 62,578,336 62,578,336 – –
Materials 44,617,136 44,617,136 – –
Real Estate 51,046,154 51,046,154 – –
Utilities 17,875,168 17,875,168 – –
Short-Term Investments 695,706 – 695,706 –
Subtotal Investments in Securities $684,568,585 $683,872,879 $695,706 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,716,777
Collateral Held for Securities Loaned 4,416,800
Subtotal Other Investments $11,133,577
Total Investments at Value $695,702,162
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,753 1,753 – –
Total Asset Derivatives $1,753 $1,753 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$695,706 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 18 December 2024 $ 5,665,727 $ 1,753
Total Futures Long Contracts $ 5,665,727 $ 1,753
Total Futures Contracts $ 5,665,727 $1,753

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $4,339 $41,708 $39,330 $6,717 672 1.0%
Total Affiliated Short-Term Investments 4,339 6,717 1.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,129 56,982 55,694 4,417 4,417 0.6
Total Collateral Held for Securities Loaned 3,129 4,417 0.6
Total Value $7,468 $11,134
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $192
Total Income/Non Cash Income from Affiliated
Investments $192
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Consumer Discretionary  11.5%
479,268 Champion Homes, Inc.
a
$ 45,458,570
188,976 Crocs, Inc.
a
27,365,614
142,909 Deckers Outdoor Corporation
a
22,786,840
243,256 Garmin, Ltd. 42,820,354
124,203 Lululemon Athletica, Inc.
a
33,702,484
8,707 NVR, Inc.
a
85,431,343
Total 257,565,205
Consumer Staples  3.9%
376,767 BJ's Wholesale Club Holdings,
Inc.
a
31,075,742
74,311 Casey's General Stores, Inc. 27,919,386
466,674 Tyson Foods, Inc. 27,795,103
Total 86,790,231
Energy  4.7%
910,797 Devon Energy Corporation 35,630,379
591,915 Expand Energy Corporation 48,685,009
1,333,529 NOV, Inc. 21,296,458
Total 105,611,846
Financials  15.9%
1,001,349 Ally Financial, Inc. 35,638,011
74,106 Ameriprise Financial, Inc. 34,815,740
557,585 Arch Capital Group, Ltd.
a
62,382,610
117,504 Kinsale Capital Group, Inc. 54,706,337
382,135 Northern Trust Corporation 34,403,614
891,495 Radian Group, Inc. 30,925,961
269,537 Tradeweb Markets, Inc. 33,333,641
452,489 Western Alliance Bancorp 39,135,774
648,222 Zions Bancorp NA 30,609,043
Total 355,950,731
Health Care  7.6%
91,419 Align Technology, Inc.
a
23,249,680
422,986 AMN Healthcare Services, Inc.
a
17,930,376
100,736 Charles River Laboratories
International, Inc.
a
19,841,970
371,129 Edwards Lifesciences Corporation
a
24,490,803
114,717 Humana, Inc. 36,335,463
869,844 Option Care Health, Inc.
a
27,226,117
172,665 Sarepta Therapeutics, Inc.
a
21,564,132
Total 170,638,541
Industrials  21.7%
375,894 Advanced Drainage Systems, Inc. 59,075,501
82,758 Axon Enterprise, Inc.
a
33,070,097
234,904 Expeditors International of
Washington, Inc. 30,866,385
666,857 Fastenal Company 47,626,927
485,591 Howmet Aerospace, Inc. 48,680,498
139,981 Lincoln Electric Holdings, Inc. 26,879,152
177,042 Old Dominion Freight Line, Inc. 35,167,623
155,092 Quanta Services, Inc. 46,240,680
119,086 Rockwell Automation, Inc. 31,969,827
557,972 Timken Company 47,031,460
99,188 United Rentals, Inc. 80,315,499
Total 486,923,649
Information Technology  13.7%
617,183 Ciena Corporation
a
38,012,301
234,178 Datadog, Inc.
a
26,944,521
761,039 DocuSign, Inc.
a
47,252,911
244,396 Enphase Energy, Inc.
a
27,621,636
Shares Common Stock  97.2% Value
Information Technology  13.7% - continued
96,120 MongoDB, Inc.
a
$ 25,986,042
311,437 ON Semiconductor Corporation
a
22,613,441
278,373 Qorvo, Inc.
a
28,755,931
1,002,859 Trimble, Inc.
a
62,267,515
507,606 Varonis Systems, Inc.
a
28,679,739
Total 308,134,037
Materials  5.8%
196,024 Albemarle Corporation
b
18,565,433
353,407 Ball Corporation 23,999,869
197,891 Celanese Corporation 26,905,260
476,320 Steel Dynamics, Inc. 60,054,426
Total 129,524,988
Real Estate  5.0%
182,381 Alexandria Real Estate Equities,
Inc. 21,657,744
137,813 Extra Space Storage, Inc. 24,832,524
270,979 SBA Communications Corporation 65,224,645
Total 111,714,913
Utilities  7.4%
707,450 Alliant Energy Corporation 42,935,141
1,221,901 CenterPoint Energy, Inc. 35,948,327
1,347,327 NiSource, Inc. 46,684,881
341,771 Vistra Energy Corporation 40,513,534
Total 166,081,883
Total Common Stock
(cost $1,466,356,608) 2,178,936,024
Shares
Collateral Held for Securities
Loaned 0.4% Value
8,594,600 Thrivent Cash Management Trust 8,594,600
Total Collateral Held for
Securities Loaned
(cost $8,594,600) 8,594,600
Shares Short-Term Investments 3.0% Value
Thrivent Core Short-Term Reserve
Fund
6,682,987 5.250% 66,829,872
Total Short-Term Investments
(cost $66,811,510) 66,829,872
Total Investments (cost
$1,541,762,718) 100.6% $2,254,360,496
Other Assets and Liabilities, Net
(0.6%) (13,680,421)
Total Net Assets 100.0% $2,240,680,075
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 8,306,067
Total lending $8,306,067
Gross amount payable upon return of
collateral for securities loaned $8,594,600
Net amounts due to counterparty $288,533
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 257,565,205 257,565,205 – –
Consumer Staples 86,790,231 86,790,231 – –
Energy 105,611,846 105,611,846 – –
Financials 355,950,731 355,950,731 – –
Health Care 170,638,541 170,638,541 – –
Industrials 486,923,649 486,923,649 – –
Information Technology 308,134,037 308,134,037 – –
Materials 129,524,988 129,524,988 – –
Real Estate 111,714,913 111,714,913 – –
Utilities 166,081,883 166,081,883 – –
Subtotal Investments in Securities $2,178,936,024 $2,178,936,024 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 66,829,872
Collateral Held for Securities Loaned 8,594,600
Subtotal Other Investments $75,424,472
Total Investments at Value $2,254,360,496
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $55,087 $262,879 $251,136 $66,830 6,683 3.0%
Total Affiliated Short-Term Investments 55,087 66,830 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,084 173,770 169,259 8,595 8,595 0.4
Total Collateral Held for Securities Loaned 4,084 8,595 0.4
Total Value $59,171 $75,425
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $3,157
Total Income/Non Cash Income from Affiliated
Investments $3,157
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services  3.3%
44,101 Imax Corporation
a
$ 904,511
11,644 Verizon Communications, Inc. 522,932
27,899 Warner Brothers Discovery, Inc.
a
230,167
Total 1,657,610
Consumer Discretionary  9.8%
14,966 Cheesecake Factory, Inc. 606,871
4,196 D.R. Horton, Inc. 800,471
7,038 Lear Corporation 768,198
17,106 Six Flags Entertainment
Corporation 689,543
9,648 Tapestry, Inc. 453,263
8,420 Wyndham Hotels & Resorts, Inc. 657,939
22,626 Yum China Holding, Inc. 1,018,622
Total 4,994,907
Consumer Staples  5.1%
4,152 J & J Snack Foods Corporation 714,642
6,822 J.M. Smucker Company 826,144
4,785 Lamb Weston Holdings, Inc. 309,781
9,741 Sysco Corporation 760,383
Total 2,610,950
Energy  6.5%
29,512 Coterra Energy, Inc. 706,812
16,181 Devon Energy Corporation 633,001
21,426 Enterprise Products Partners, LP 623,711
8,458 Expand Energy Corporation 695,670
1,394 Marathon Petroleum Corporation 227,097
12,255 Noble Corporation plc 442,896
Total 3,329,187
Financials  18.6%
46,769 AGNC Investment Corporation 489,204
4,956 Allstate Corporation 939,905
4,075 Capital One Financial Corporation 610,150
23,301 Carlyle Group, Inc. 1,003,341
14,387 Charles Schwab Corporation 932,421
10,486 Equitable Holdings, Inc. 440,727
5,001 M&T Bank Corporation 890,778
9,870 Selective Insurance Group, Inc. 920,871
12,461 Texas Capital Bancshares, Inc.
a
890,463
25,823 U.S. Bancorp 1,180,886
5,021 Voya Financial, Inc. 397,764
7,067 Wintrust Financial Corporation 766,981
Total 9,463,491
Health Care  8.3%
25,447 Avantor, Inc.
a
658,314
13,250 Baxter International, Inc. 503,103
7,003 Henry Schein, Inc.
a
510,519
2,593 Humana, Inc. 821,307
4,870 Johnson & Johnson 789,232
2,948 Labcorp Holdings, Inc. 658,819
4,923 Sanofi SA ADR 283,712
Total 4,225,006
Industrials  16.8%
6,547 AGCO Corporation 640,689
14,052 Barnes Group, Inc. 567,841
3,329 Booz Allen Hamilton Holding
Corporation 541,828
1,106 Carlisle Companies, Inc. 497,424
16,618 Flowserve Corporation 858,984
Shares Common Stock  97.5% Value
Industrials  16.8% - continued
1,668 General Dynamics Corporation $ 504,070
14,961 Hexcel Corporation 925,039
3,495 JB Hunt Transport Services, Inc. 602,293
11,750 MSC Industrial Direct Company,
Inc. 1,011,205
11,333 Robert Half, Inc. 763,958
13,607 United Airlines Holdings, Inc.
a
776,415
22,578 Werner Enterprises, Inc. 871,285
Total 8,561,031
Information Technology  7.5%
8,223 Coherent Corporation
a
731,107
3,379 CommVault Systems, Inc.
a
519,859
3,574 Jabil, Inc. 428,273
25,749 Knowles Corporation
a
464,255
7,906 MKS Instruments, Inc. 859,461
2,249 PTC, Inc.
a
406,304
5,891 Western Digital Corporation
a
402,296
Total 3,811,555
Materials  7.9%
11,719 Alcoa Corporation 452,119
12,289 Axalta Coating Systems, Ltd.
a
444,739
5,629 Celanese Corporation 765,319
8,929 CF Industries Holdings, Inc. 766,108
5,684 Nucor Corporation 854,533
7,637 West Fraser Timber Company, Ltd. 743,538
Total 4,026,356
Real Estate  6.6%
1,333 AvalonBay Communities, Inc. 300,258
3,904 CBRE Group, Inc.
a
485,970
7,591 Crown Castle, Inc. 900,520
56,986 Healthcare Realty Trust, Inc. 1,034,296
3,792 Simon Property Group, Inc. 640,924
Total 3,361,968
Utilities  7.1%
11,658 Alliant Energy Corporation 707,524
2,350 Constellation Energy Corporation 611,047
5,419 DTE Energy Company 695,854
27,472 NiSource, Inc. 951,905
5,392 Vistra Energy Corporation 639,167
Total 3,605,497
Total Common Stock
(cost $41,485,138) 49,647,558
Shares Short-Term Investments 2.5% Value
Thrivent Core Short-Term Reserve
Fund
126,871 5.250% 1,268,710
Total Short-Term Investments
(cost $1,268,710) 1,268,710
Total Investments (cost
$42,753,848) 100.0% $50,916,268
Other Assets and Liabilities, Net
<0.1% 1,186
Total Net Assets 100.0% $50,917,454
a Non-income producing security.

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR
-
American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc
-
Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,657,610 1,657,610 – –
Consumer Discretionary 4,994,907 4,994,907 – –
Consumer Staples 2,610,950 2,610,950 – –
Energy 3,329,187 3,329,187 – –
Financials 9,463,491 9,463,491 – –
Health Care 4,225,006 4,225,006 – –
Industrials 8,561,031 8,561,031 – –
Information Technology 3,811,555 3,811,555 – –
Materials 4,026,356 4,026,356 – –
Real Estate 3,361,968 3,361,968 – –
Utilities 3,605,497 3,605,497 – –
Subtotal Investments in Securities $49,647,558 $49,647,558 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,268,710
Subtotal Other Investments $1,268,710
Total Investments at Value $50,916,268
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $156 $11,490 $10,377 $1,269 127 2.5%
Total Affiliated Short-Term Investments 156 1,269 2.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,128 2,128 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $156 $1,269
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $27
Total Income/Non Cash Income from Affiliated
Investments $27
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   40.8% Value
U.S. Affiliated   40.4%
18,903,712 Thrivent Core Emerging Markets
Debt Fund $ 158,413,103
6,062,923 Thrivent Core Emerging Markets
Equity Fund 61,841,814
508,577 Thrivent Core Low Volatility Equity
Fund 6,219,900
10,991,303 Thrivent Core Mid Cap Value Fund 128,818,074
13,038,805 Thrivent Core Small Cap Value
Fund 150,337,422
36,497,991 Thrivent Global Stock Portfolio 556,105,296
26,799,078 Thrivent High Yield Portfolio 113,963,080
37,821,046 Thrivent Income Portfolio 343,434,007
31,967,293 Thrivent International Allocation
Portfolio 330,193,363
5,170,077 Thrivent International Index
Portfolio 75,538,442
48,128,664 Thrivent Large Cap Value Portfolio 1,158,201,867
19,338,441 Thrivent Limited Maturity Bond
Portfolio 190,410,162
18,434,671 Thrivent Mid Cap Stock Portfolio 398,564,954
9,583,847 Thrivent Small Cap Stock Portfolio 190,958,142
Total 3,862,999,626
U.S. Unaffiliated   0.4%
17,674 Invesco QQQ Trust Series 1 8,626,149
46,500 iShares Broad USD High Yield
Corporate Bond ETF 1,750,725
59,713 SPDR S&P 500 ETF Trust 34,260,931
21,668 SPDR S&P Biotech ETF 2,140,799
Total 46,778,604
Total Registered Investment
Companies (cost $2,975,940,235) 3,909,778,230
Shares Common Stock 27.4% Value
Communications Services  2.3%
83,796 Alphabet, Inc., Class A 13,897,567
519,528 Alphabet, Inc., Class C 86,859,886
77,676 Altice USA, Inc.
a
191,083
32,108 AMC Networks, Inc.
a
279,019
18,979 Bandwidth, Inc.
a
332,322
177,194 Cargurus, Inc.
a
5,321,136
1,036 Charter Communications, Inc.
a
335,747
4,717 Cogent Communications Holdings 358,115
57,936 Comcast Corporation 2,419,987
124,324 E.W. Scripps Company
a
279,107
8,384 Electronic Arts, Inc. 1,202,601
10,294 Entravision Communications
Corporation 21,309
56,021 iHeartMedia, Inc.
a
103,639
68,845 Integral Ad Science Holding
Corporation
a
744,214
24,022 Iridium Communications, Inc. 731,470
9,245 Liberty Global, Ltd., Class A
a
195,162
30,097 Liberty Latin America, Ltd., Class
A
a
288,329
5,422 Liberty Media Corporation-Liberty
Live Group
a
278,311
64,355 Lumen Technologies, Inc.
a
456,920
36,308 Magnite, Inc.
a
502,866
142,046 Meta Platforms, Inc. 81,312,812
8,892 Netflix, Inc.
a
6,306,829
21,090 New York Times Company 1,174,080
2,702 Omnicom Group, Inc. 279,360
Shares Common Stock  27.4% Value
Communications Services  2.3% - continued
91,386 Pinterest, Inc.
a
$ 2,958,165
83,500 QuinStreet, Inc.
a
1,597,355
8,197 Sinclair, Inc. 125,414
17,372 Sirius XM Holdings, Inc. 410,848
8,891 TechTarget, Inc.
a
217,385
19,458 Telephone and Data Systems, Inc. 452,398
30,872 Trade Desk, Inc.
a
3,385,115
93,759 Verizon Communications, Inc. 4,210,717
58,441 Warner Brothers Discovery, Inc.
a
482,138
Total 217,711,406
Consumer Discretionary  3.5%
541 Adient plc
a
12,210
471,112 Amazon.com, Inc.
a
87,782,299
73,576 American Axle & Manufacturing
Holdings, Inc.
a
454,700
53,780 American Eagle Outfitters, Inc. 1,204,134
17,513 Aptiv plc
a
1,261,111
12,755 Aramark 494,001
13,507 Autoliv, Inc. 1,261,149
130,034 Best Buy Company, Inc. 13,432,512
300 Booking Holdings, Inc. 1,263,636
24,180 Boot Barn Holdings, Inc.
a
4,044,830
13,265 BorgWarner, Inc. 481,387
7,736 Bright Horizons Family Solutions,
Inc.
a
1,084,046
2,445 Brunswick Corporation 204,940
2,842 Carvana Company
a
494,821
756 Cavco Industries, Inc.
a
323,749
61,704 Champion Homes, Inc.
a
5,852,624
4,543 Chewy, Inc.
a
133,065
246,799 Chipotle Mexican Grill, Inc.
a
14,220,558
8,548 Columbia Sportswear Company 711,108
11,448 Cooper-Standard Holdings, Inc.
a
158,784
1,420 Crocs, Inc.
a
205,630
4,254 D.R. Horton, Inc. 811,536
55,009 Dana, Inc. 580,895
869 Darden Restaurants, Inc. 142,629
17,454 Deckers Outdoor Corporation
a
2,783,040
81,062 DoorDash, Inc.
a
11,569,979
1,013 Dorman Products, Inc.
a
114,591
216,002 eBay, Inc. 14,063,890
2,319 El Pollo Loco Holdings, Inc.
a
31,770
7,121 Etsy, Inc.
a
395,429
98,362 Expedia Group, Inc.
a
14,559,543
3,797 Ford Motor Company 40,096
8,986 Fox Factory Holding Corporation
a
372,919
1,961 Frontdoor, Inc.
a
94,108
52,153 Gap, Inc. 1,149,974
1,822 Garmin, Ltd. 320,727
79,075 Gentex Corporation 2,347,737
5,154 Genuine Parts Company 719,911
20,506 Goodyear Tire & Rubber
Company
a
181,478
20,313 Grand Canyon Education, Inc.
a
2,881,399
5,509 Group 1 Automotive, Inc. 2,110,167
8,191 H&R Block, Inc. 520,538
80,465 Hanesbrands, Inc.
a
591,418
11,519 Hasbro, Inc. 833,054
46,225 Hilton Worldwide Holdings, Inc. 10,654,863
74,402 Home Depot, Inc. 30,147,690
8,713 Installed Building Products, Inc. 2,145,751
322 KB Home 27,592
23,461 Latham Group, Inc.
a
159,535
78,219 Laureate Education, Inc. 1,299,218

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Consumer Discretionary  3.5% - continued
6,631 LCI Industries $ 799,301
6,182 Lear Corporation 674,765
10,354 Leggett & Platt, Inc. 141,022
2,241 Lennar Corporation 420,143
42,502 LKQ Corporation 1,696,680
5,713 Lowe's Companies, Inc. 1,547,366
7,271 Lululemon Athletica, Inc.
a
1,972,986
1,352 M/I Homes, Inc.
a
231,679
22,096 Mattel, Inc.
a
420,929
19,796 McDonald's Corporation 6,028,080
20,417 Modine Manufacturing Company
a
2,711,173
11,650 Mohawk Industries, Inc.
a
1,871,922
339 NVR, Inc.
a
3,326,200
1,479 OneSpaWorld Holdings, Ltd. 24,418
4,897 O'Reilly Automotive, Inc.
a
5,639,385
16,052 Patrick Industries, Inc. 2,285,323
6,883 Pool Corporation 2,593,514
930 PVH Corporation 93,772
237,335 Qurate Retail, Inc.
a
144,798
1,709 Ralph Lauren Corporation 331,324
11,497 Revolve Group, Inc.
a
284,896
28,489 Ross Stores, Inc. 4,287,879
7,494 Service Corporation International/
US 591,501
56,996 SharkNinja, Inc. 6,196,035
8,670 Sony Group Corporation ADR 837,262
8,798 Steven Madden, Ltd. 431,014
10,496 Stitch Fix, Inc.
a
29,599
109,930 Stoneridge, Inc.
a
1,230,117
6,181 Strategic Education, Inc. 572,052
129,471 Tesla, Inc.
a
33,873,498
20,539 Texas Roadhouse, Inc. 3,627,187
1,303 TopBuild Corporation
a
530,073
14,297 Travel + Leisure Company 658,806
834 Ulta Beauty, Inc.
a
324,526
14,062 Upbound Group, Inc. 449,843
13,097 Urban Outfitters, Inc.
a
501,746
9,466 Valvoline, Inc.
a
396,152
53,053 VF Corporation 1,058,407
269 Visteon Corporation
a
25,620
77 Wingstop, Inc. 32,038
65,193 Wyndham Hotels & Resorts, Inc. 5,094,181
29,879 Yum China Holding, Inc. 1,345,153
Total 332,065,136
Consumer Staples  0.7%
74,835 Altria Group, Inc. 3,819,578
16,157 BellRing Brands, Inc.
a
981,053
4,892 BJ's Wholesale Club Holdings,
Inc.
a
403,492
554 Casey's General Stores, Inc. 208,143
67,327 Coca-Cola Company 4,838,118
8,121 Colgate-Palmolive Company 843,041
1,876 Costco Wholesale Corporation 1,663,112
82,685 Coty, Inc.
a
776,412
34,907 e.l.f. Beauty, Inc.
a
3,805,910
35,653 J & J Snack Foods Corporation 6,136,594
6,538 J.M. Smucker Company 791,752
2,863 John B. Sanfilippo & Son, Inc. 270,010
86,060 Kenvue, Inc. 1,990,568
7,251 Keurig Dr Pepper, Inc. 271,767
956 Kimberly-Clark Corporation 136,020
8,108 Kroger Company 464,588
11,557 Lamb Weston Holdings, Inc. 748,200
13,592 Lancaster Colony Corporation 2,399,939
Shares Common Stock  27.4% Value
Consumer Staples  0.7% - continued
12,295 McCormick & Company, Inc. $ 1,011,879
67,105 Philip Morris International, Inc. 8,146,547
3,722 Pilgrim's Pride Corporation
a
171,398
1,567 PriceSmart, Inc. 143,819
25,878 Procter & Gamble Company 4,482,070
30,433 Sysco Corporation 2,375,600
3,487 Turning Point Brands, Inc. 150,464
17,256 Tyson Foods, Inc. 1,027,767
10,463 US Foods Holding Corporation
a
643,475
218,225 Walmart, Inc. 17,621,669
1,353 WD-40 Company 348,912
Total 66,671,897
Energy  0.6%
143,631 Archrock, Inc. 2,907,091
80,880 Baker Hughes Company 2,923,812
6,851 Civitas Resources, Inc. 347,140
14,987 ConocoPhillips 1,577,831
1,634 Coterra Energy, Inc. 39,134
86,077 Devon Energy Corporation 3,367,332
50,829 Enterprise Products Partners, LP 1,479,632
49,544 EOG Resources, Inc. 6,090,444
8,470 Expand Energy Corporation 696,658
28,042 Expro Group Holdings NV
a
481,481
50,536 Exxon Mobil Corporation 5,923,830
6,178 Gulfport Energy Corporation
a
935,040
447,741 Halliburton Company 13,006,876
45,110 Hess Midstream, LP 1,591,030
10,729 Kodiak Gas Services, Inc. 311,141
5,166 Marathon Petroleum Corporation 841,593
54,123 Matador Resources Company 2,674,759
18,578 Noble Corporation plc
b
671,409
23,307 NOV, Inc. 372,213
15,091 Ovintiv, Inc. 578,136
16,063 Par Pacific Holdings, Inc.
a
282,709
6,498 Phillips 66 854,162
27,873 Schlumberger NV 1,169,272
9,571 Shell plc ADR 631,208
34,439 SM Energy Company 1,376,527
14,759 Solaris Energy Infrastructure, Inc. 188,325
330 Targa Resources Corporation 48,843
204,850 TechnipFMC plc 5,373,216
6,817 Williams Companies, Inc. 311,196
Total 57,052,040
Financials  3.5%
7,717 1st Source Corporation 462,094
10,019 Allstate Corporation 1,900,103
19,956 Ally Financial, Inc. 710,234
11,088 Amalgamated Financial
Corporation 347,831
41,304 American Express Company 11,201,645
13,130 American International Group, Inc. 961,510
25,467 Ameriprise Financial, Inc. 11,964,651
3,125 Ameris Bancorp 194,969
3,374 AMERISAFE, Inc. 163,065
34,269 Annaly Capital Management, Inc. 687,779
4,171 Arch Capital Group, Ltd.
a
466,651
8,203 Arthur J. Gallagher & Company 2,308,078
17,225 Artisan Partners Asset
Management, Inc. 746,187
30,761 Associated Banc-Corp 662,592
5,065 Assurant, Inc. 1,007,226
6,343 Assured Guaranty, Ltd. 504,395

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Financials  3.5% - continued
3,509 Atlantic Union Bankshares
Corporation $ 132,184
2,427 Axis Capital Holdings, Ltd. 193,213
8,978 Axos Financial, Inc.
a
564,537
123,718 Bank of America Corporation 4,909,130
249 Bank of Hawaii Corporation 15,630
5,419 Bank of Marin Bancorp 108,868
5,497 Bank of N.T. Butterfield & Son, Ltd. 202,729
33,785 Bank of New York Mellon
Corporation 2,427,790
32,798 Bank OZK 1,409,986
6,780 BankFinancial Corporation 82,580
1,697 BankUnited, Inc. 61,839
5,783 Bar Harbor Bankshares 178,348
2,180 BayCom Corporation 51,710
12,749 BCB Bancorp, Inc. 157,323
16,553 Berkshire Hathaway, Inc.
a
7,618,684
13,770 Berkshire Hills Bancorp, Inc. 370,826
5,103 Block, Inc.
a
342,564
90,491 Blue Owl Capital, Inc. 1,751,906
647 BOK Financial Corporation 67,689
12,794 Bridgewater Bancshares, Inc.
a
181,291
10,470 Brighthouse Financial, Inc.
a
471,464
6,825 BrightSpire Capital, Inc. 38,220
57,997 Brookline Bancorp, Inc. 585,190
44,145 Brown & Brown, Inc. 4,573,422
12,191 Business First Bancshares, Inc. 312,943
11,554 Byline Bancorp, Inc. 309,301
11,038 Cadence Bank 351,560
1,501 Camden National Corporation 62,021
790 Capital City Bank Group, Inc. 27,879
7,298 Capital One Financial Corporation 1,092,730
30,955 Capitol Federal Financial, Inc. 180,777
32,854 Carlyle Group, Inc. 1,414,693
6,261 Cathay General Bancorp 268,910
15,465 Cboe Global Markets, Inc. 3,168,315
9,296 Central Pacific Financial
Corporation 274,325
26,624 Charles Schwab Corporation 1,725,501
12,982 Chubb, Ltd. 3,743,879
6,924 Cincinnati Financial Corporation 942,495
12,938 Citigroup, Inc. 809,919
2,795 Citizens Financial Group, Inc. 114,791
11,598 CNB Financial Corporation 279,048
17,779 CNO Financial Group, Inc. 624,043
29,297 Columbia Banking System, Inc. 764,945
9,571 Comerica, Inc. 573,399
8,674 Commerce Bancshares, Inc. 515,236
1,727 Community Financial System, Inc. 100,287
18,342 Community Trust Bancorp, Inc. 910,864
9,373 ConnectOne Bancorp, Inc. 234,794
4,160 Cullen/Frost Bankers, Inc. 465,338
10,690 Customers Bancorp, Inc.
a
496,550
27,660 CVB Financial Corporation 492,901
7,936 Dime Community Bancshares, Inc. 228,557
10,575 Discover Financial Services 1,483,567
13,896 Eagle Bancorp, Inc. 313,772
12,457 East West Bancorp, Inc. 1,030,692
17,749 Ellington Credit Company 123,888
2,991 Employers Holdings, Inc. 143,478
7,077 Enova International, Inc.
a
592,982
963 Enterprise Bancorp, Inc./MA 30,777
11,272 Enterprise Financial Services
Corporation 577,803
17,577 Equitable Holdings, Inc. 738,761
Shares Common Stock  27.4% Value
Financials  3.5% - continued
6,087 Equity Bancshares, Inc. $ 248,837
71,172 F.N.B. Corporation 1,004,237
18,759 FactSet Research Systems, Inc. 8,626,326
99 Federal Agricultural Mortgage
Corporation 18,554
59,532 Federated Hermes, Inc. 2,188,992
6,351 Fidelity National Information
Services, Inc. 531,896
5,297 Fifth Third Bancorp 226,923
12,198 Financial Institutions, Inc. 310,683
6,186 First Bancorp/Puerto Rico 130,958
13,271 First Bancshares, Inc. 426,397
7,275 First Busey Corporation 189,295
472 First Citizens BancShares, Inc./NC 868,928
19,655 First Financial Bancorp 495,896
5,807 First Financial Bankshares, Inc. 214,917
6,496 First Financial Corporation 284,850
33,787 First Foundation, Inc. 210,831
3,603 First Hawaiian, Inc. 83,409
118,265 First Horizon Corporation 1,836,655
6,794 First Internet Bancorp 232,762
14,307 First Interstate BancSystem, Inc. 438,939
6,522 First Merchants Corporation 242,618
10,588 First Mid-Illinois Bancshares, Inc. 411,979
19,031 First of Long Island Corporation 244,929
14,427 Fiserv, Inc.
a
2,591,811
17,251 Flushing Financial Corporation 251,520
40,444 Fulton Financial Corporation 733,250
51,230 Glacier Bancorp, Inc. 2,341,211
4,247 Global Payments, Inc. 434,978
7,810 Great Southern Bancorp, Inc. 447,591
7,501 Green Dot Corporation
a
87,837
27,249 Hamilton Lane, Inc. 4,588,459
13,390 Hancock Whitney Corporation 685,166
39,571 Hanmi Financial Corporation 736,021
3,518 Hanover Insurance Group, Inc. 521,051
8,597 Hartford Financial Services Group,
Inc. 1,011,093
7,651 Heartland Financial USA, Inc. 433,812
7,287 Heritage Commerce Corporation 71,996
23,171 Heritage Financial Corporation 504,433
11,046 Home BancShares, Inc. 299,236
14,725 Hometrust Bancshares, Inc. 501,828
38,826 Hope Bancorp, Inc. 487,655
1,532 Horace Mann Educators
Corporation 53,543
23,559 Horizon Bancorp, Inc. 366,342
32,796 Houlihan Lokey, Inc. 5,182,424
9,372 Huntington Bancshares, Inc./OH 137,768
8,213 Independent Bank Corporation/MA 485,635
12,982 Independent Bank Corporation/MI 432,950
73,667 Intercontinental Exchange, Inc. 11,833,867
369 International Bancshares
Corporation 22,062
56,139 Invesco, Ltd. 985,801
1,778 Investar Holding Corporation 34,493
96,517 J.P. Morgan Chase & Company 20,351,575
16,419 Jack Henry & Associates, Inc. 2,898,610
50,674 Janus Henderson Group plc 1,929,159
4,976 Jefferies Financial Group, Inc. 306,273
40,385 Kearny Financial Corporation/MD 277,445
353,826 KeyCorp 5,926,585
13,221 Kinsale Capital Group, Inc. 6,155,301
5,151 LendingTree, Inc.
a
298,913
1,262 M&T Bank Corporation 224,787

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Financials  3.5% - continued
3,399 MarketAxess Holdings, Inc. $ 870,824
33,141 Marsh & McLennan Companies,
Inc. 7,393,426
13,121 Mastercard, Inc. 6,479,150
9,484 Mercantile Bank Corporation 414,640
15,034 MetLife, Inc. 1,240,004
5,656 Metropolitan Bank Holding
Corporation
a
297,392
47,302 MFA Financial, Inc. 601,681
167,493 MGIC Investment Corporation 4,287,821
3,617 Mid Penn Bancorp, Inc. 107,895
16,440 Midland States Bancorp, Inc. 367,927
25,390 MidWestOne Financial Group, Inc. 724,377
4,501 Moody's Corporation 2,136,130
1,729 Morningstar, Inc. 551,758
21,929 Mr. Cooper Group, Inc.
a
2,021,415
5,799 MSCI, Inc. 3,380,411
1,053 MVB Financial Corporation 20,386
148,986 Nasdaq, Inc. 10,877,468
255 Nelnet, Inc. 28,886
10,894 New York Community Bancorp,
Inc. 122,340
76,037 NMI Holdings, Inc.
a
3,131,964
30,329 Northern Trust Corporation 2,730,520
19,680 Northfield Bancorp, Inc. 228,288
14,076 Northwest Bancshares, Inc. 188,337
54,357 OceanFirst Financial Corporation 1,010,497
21,281 OFG Bancorp 955,942
21,159 Old National Bancorp 394,827
14,205 Old Republic International
Corporation 503,141
21,804 Old Second Bancorp, Inc. 339,924
26,224 OneMain Holdings, Inc. 1,234,364
2,163 Orrstown Financial Services, Inc. 77,781
935 Pacific Premier Bancorp, Inc. 23,525
3,081 Palomar Holdings, Inc.
a
291,678
134 Park National Corporation 22,509
181,892 PayPal Holdings, Inc.
a
14,193,033
4,238 PCB Bancorp 79,632
3,391 PennyMac Financial Services, Inc. 386,472
13,649 Peoples Bancorp, Inc./OH 410,698
5,414 Pinnacle Financial Partners, Inc. 530,410
109 Piper Sandler Companies 30,935
1,463 PNC Financial Services Group,
Inc. 270,436
16,829 Popular, Inc. 1,687,444
2,239 Principal Financial Group, Inc. 192,330
24,796 Progressive Corporation 6,292,233
10,161 Prosperity Bancshares, Inc. 732,303
3,811 Prudential Financial, Inc. 461,512
37,805 Radian Group, Inc. 1,311,455
5,819 Regions Financial Corporation 135,757
1,665 Reinsurance Group of America,
Inc. 362,754
30,920 Rithm Capital Corporation 350,942
19,543 RLI Corporation 3,028,774
6,838 S&P Global, Inc. 3,532,648
44,278 SEI Investments Company 3,063,595
2,174 ServisFirst Bancshares, Inc. 174,898
18,206 Shore Bancshares, Inc. 254,702
1,098 Simmons First National
Corporation 23,651
4,751 Skyward Specialty Insurance
Group, Inc.
a
193,508
414 Southern First Bancshares, Inc.
a
14,109
2,580 Southern Missouri Bancorp, Inc. 145,744
Shares Common Stock  27.4% Value
Financials  3.5% - continued
9,412 Southside Bancshares, Inc. $ 314,643
5,266 SouthState Corporation 511,750
3,050 Stellar Bancorp, Inc. 78,964
19,708 StepStone Group, Inc. 1,120,006
2,336 Stifel Financial Corporation 219,350
10,065 Synovus Financial Corporation 447,591
1,283 Texas Capital Bancshares, Inc.
a
91,683
737 Towne Bank/Portsmouth, VA 24,365
60,743 TPG, Inc. 3,496,367
35,733 Tradeweb Markets, Inc. 4,419,100
44,472 Triumph Financial, Inc.
a
3,537,303
2,698 Truist Financial Corporation 115,393
7,711 TrustCo Bank Corporation NY 255,003
4,546 U.S. Bancorp 207,889
2,347 UMB Financial Corporation 246,693
7,249 United Bankshares, Inc. 268,938
4,738 United Community Banks, Inc. 137,781
11,937 Univest Financial Corporation 335,907
16,771 Unum Group 996,868
58,617 Valley National Bancorp 531,070
46,920 Virtu Financial, Inc. 1,429,183
99,991 Visa, Inc. 27,492,525
1,603 WaFd, Inc. 55,865
2,594 Walker & Dunlop, Inc. 294,652
39,924 Webster Financial Corporation 1,860,858
97,957 Wells Fargo & Company 5,533,591
9,507 Westamerica Bancorporation 469,836
29,757 Western Alliance Bancorp 2,573,683
79,658 Western Union Company 950,320
2,117 Willis Towers Watson plc 623,520
4,475 Wintrust Financial Corporation 485,672
2,016 WSFS Financial Corporation 102,796
42,531 Zions Bancorp NA 2,008,314
Total 332,564,828
Health Care  3.3%
53,501 Abbott Laboratories 6,099,649
22,664 AbbVie, Inc. 4,475,687
9,384 ACELYRIN, Inc.
a
46,263
2,845 ADMA Biologics, Inc.
a
56,871
61,293 Agilent Technologies, Inc. 9,100,785
6,188 Agios Pharmaceuticals, Inc.
a
274,933
9,076 Align Technology, Inc.
a
2,308,208
35,664 Amgen, Inc. 11,491,297
3,163 AMN Healthcare Services, Inc.
a
134,080
5,751 Anika Therapeutics, Inc.
a
142,050
8,068 Arcellx, Inc.
a
673,759
5,611 Argenx SE ADR
a
3,041,611
1,530 Arvinas, Inc.
a
37,684
11,897 Ascendis Pharma AS ADR
a
1,776,341
3,606 Astria Therapeutics, Inc.
a
39,702
109,367 Avantor, Inc.
a
2,829,324
3,445 Biogen, Inc.
a
667,779
19,075 Bio-Techne Corporation 1,524,665
27,017 Boston Scientific Corporation
a
2,264,025
16,173 Bruker Corporation 1,116,907
20,448 CareDx, Inc.
a
638,489
26,886 Caribou Biosciences, Inc.
a
52,697
5,845 Castle Biosciences, Inc.
a
166,699
11,438 Cencora, Inc. 2,574,465
7,370 Centene Corporation
a
554,814
7,887 Charles River Laboratories
International, Inc.
a
1,553,502
8,342 Chemed Corporation 5,013,292
3,410 Cigna Group 1,181,360

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Health Care  3.3% - continued
7,702 Cooper Companies, Inc.
a
$ 849,839
3,005 CRISPR Therapeutics AG
a,b
141,175
61,930 Danaher Corporation 17,217,779
13,209 Definitive Healthcare Corporation
a
59,044
34,275 Denali Therapeutics, Inc.
a
998,431
56,892 Dentsply Sirona, Inc. 1,539,497
40,018 Dexcom, Inc.
a
2,682,807
629 Doximity, Inc.
a
27,405
21,557 Editas Medicine, Inc.
a
73,509
17,072 Edwards Lifesciences Corporation
a
1,126,581
129,078 Elanco Animal Health, Inc.
a
1,896,156
3,899 Elevance Health, Inc. 2,027,480
42,284 Eli Lilly & Company 37,461,087
2,088 Enanta Pharmaceuticals, Inc.
a
21,632
26,091 Encompass Health Corporation 2,521,434
25,572 Erasca, Inc.
a
69,812
2,045 Exelixis, Inc.
a
53,068
31,471 Fate Therapeutics, Inc.
a
110,148
124,818 Gilead Sciences, Inc. 10,464,741
51,831 Globus Medical, Inc.
a
3,707,990
31,380 GoodRx Holdings, Inc.
a,b
217,777
32,139 Haemonetics Corporation
a
2,583,333
26,183 Halozyme Therapeutics, Inc.
a
1,498,715
34,491 HealthEquity, Inc.
a
2,823,088
23,378 Humana, Inc. 7,404,748
8,610 ICON plc
a
2,473,739
19,360 IDEXX Laboratories, Inc.
a
9,781,059
2,450 Illumina, Inc.
a
319,504
11,311 Inspire Medical Systems, Inc.
a
2,387,186
721 Integra LifeSciences Holdings
Corporation
a
13,101
7,623 Intellia Therapeutics, Inc.
a
156,653
37,685 Intuitive Surgical, Inc.
a
18,513,510
2,601 IQVIA Holding, Inc.
a
616,359
2,083 iTeos Therapeutics, Inc.
a
21,267
24,296 Johnson & Johnson 3,937,410
2,628 Kymera Therapeutics, Inc.
a
124,383
43,940 Labcorp Holdings, Inc. 9,819,711
20,293 Legend Biotech Corporation ADR
a
988,878
293 Ligand Pharmaceuticals, Inc.
a
29,326
136 Medpace Holdings, Inc.
a
45,397
143,492 Medtronic plc 12,918,585
69,742 Merck & Company, Inc. 7,919,901
3,747 Mettler-Toledo International, Inc.
a
5,619,376
24,850 Molina Healthcare, Inc.
a
8,562,316
9,531 Myriad Genetics, Inc.
a
261,054
20,697 Natera, Inc.
a
2,627,484
615 Neurocrine Biosciences, Inc.
a
70,860
9,171 Novocure, Ltd.
a
143,343
113,342 Option Care Health, Inc.
a
3,547,605
89,326 Paragon 28, Inc.
a
596,698
14,063 Penumbra, Inc.
a
2,732,581
44,453 Pfizer, Inc. 1,286,470
1,915 Phibro Animal Health Corporation 43,126
4,451 Prestige Consumer Healthcare,
Inc.
a
320,917
11,942 Prothena Corporation plc
a
199,790
9,827 PTC Therapeutics, Inc.
a
364,582
3,417 QIAGEN NV 155,713
1,648 Quest Diagnostics, Inc. 255,852
40,279 Relay Therapeutics, Inc.
a
285,175
37,114 Repligen Corporation
a
5,523,305
18,895 Rocket Pharmaceuticals, Inc.
a
348,991
72,106 Royalty Pharma plc 2,039,879
31,006 RxSight, Inc.
a
1,532,627
Shares Common Stock  27.4% Value
Health Care  3.3% - continued
8,984 Sage Therapeutics, Inc.
a
$ 64,864
16,821 Sanofi SA ADR 969,394
13,281 Sarepta Therapeutics, Inc.
a
1,658,664
141,428 scPharmaceuticals, Inc.
a
644,912
104,972 Stevanato Group SPA 2,099,440
12,621 Stryker Corporation 4,559,462
4,598 Teleflex, Inc. 1,137,177
1,453 Tenet Healthcare Corporation
a
241,489
10,663 Thermo Fisher Scientific, Inc. 6,595,812
42,903 Twist Bioscience Corporation
a
1,938,357
865 United Therapeutics Corporation
a
309,973
5,212 UnitedHealth Group, Inc. 3,047,352
14,786 Veeva Systems, Inc.
a
3,103,138
50,537 Vericel Corporation
a
2,135,188
13,524 Vertex Pharmaceuticals, Inc.
a
6,289,742
26,703 Viatris, Inc. 310,022
16,058 Viemed Healthcare, Inc.
a
117,705
2,752 West Pharmaceutical Services,
Inc. 826,040
17,038 Xencor, Inc.
a
342,634
10,815 Xenon Pharmaceuticals, Inc.
a
425,787
6,942 Zentalis Pharmaceuticals, Inc.
a
25,547
11,731 Zimmer Biomet Holdings, Inc. 1,266,361
81,452 Zoetis, Inc. 15,914,092
Total 318,021,079
Industrials  3.1%
18,919 A.O. Smith Corporation 1,699,494
19,439 AAR Corporation
a
1,270,533
3,037 ABM Industries, Inc. 160,232
1,388 Acuity Brands, Inc. 382,241
22,631 Advanced Drainage Systems, Inc. 3,556,688
53,371 AECOM 5,511,623
9,007 Air Lease Corporation 407,927
8,716 Allison Transmission Holdings, Inc. 837,346
7,264 Amentum Holdings, Inc.
a
234,264
31,465 AMETEK, Inc. 5,402,855
5,342 Applied Industrial Technologies,
Inc. 1,191,960
8,558 Arcosa, Inc. 810,956
23,794 Armstrong World Industries, Inc. 3,127,245
42,738 Atmus Filtration Technologies, Inc. 1,603,957
21,896 Automatic Data Processing, Inc. 6,059,280
618 Axon Enterprise, Inc.
a
246,953
45,990 AZEK Company, Inc.
a
2,152,332
92,141 Badger Infrastructure Solutions,
Ltd. 2,505,101
2,053 Barrett Business Services, Inc. 77,008
21,953 Beacon Roofing Supply, Inc.
a
1,897,398
35,144 Brady Corporation 2,693,085
47,235 BWX Technologies, Inc. 5,134,444
761 Carlisle Companies, Inc. 342,260
25,285 Casella Waste Systems, Inc.
a
2,515,605
32,824 Caterpillar, Inc. 12,838,123
36,311 CECO Environmental Corporation
a
1,023,970
10,683 Clean Harbors, Inc.
a
2,582,188
104,106 CNH Industrial NV 1,155,577
3,860 CSW Industrials, Inc. 1,414,265
257,187 CSX Corporation 8,880,667
3,546 Cummins, Inc. 1,148,159
1,623 Curtiss-Wright Corporation 533,464
5,111 Dayforce, Inc.
a,b
313,049
23,829 Delta Air Lines, Inc. 1,210,275
10,974 DNOW, Inc.
a
141,894
21,687 Donaldson Company, Inc. 1,598,332

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Industrials  3.1% - continued
54 Dover Corporation $ 10,354
7,918 EMCOR Group, Inc. 3,408,936
459 ESCO Technologies, Inc. 59,202
193,274 ExlService Holdings, Inc.
a
7,373,403
1,759 Expeditors International of
Washington, Inc. 231,133
318,239 Fastenal Company 22,728,629
34,105 Ferguson Enterprises, Inc. 6,772,230
121,580 Flowserve Corporation 6,284,470
46,957 Fluor Corporation
a
2,240,318
4,507 General Dynamics Corporation 1,362,015
4,234 Gibraltar Industries, Inc.
a
296,084
45,288 Graco, Inc. 3,963,153
3,182 Griffon Corporation 222,740
54,458 Helios Technologies, Inc. 2,597,647
2,041 Herc Holdings, Inc. 325,397
6,578 Honeywell International, Inc. 1,359,738
131,279 Howmet Aerospace, Inc. 13,160,720
2,741 Huntington Ingalls Industries, Inc. 724,666
2,871 IDEX Corporation 615,829
185 IES Holdings, Inc.
a
36,930
33,683 Ingersoll Rand, Inc. 3,306,323
8,686 Interface, Inc. 164,773
14,757 ITT Corporation 2,206,319
7,264 Jacobs Solutions, Inc. 950,858
181,933 Janus International Group, Inc.
a
1,839,343
6,812 JB Hunt Transport Services, Inc. 1,173,912
11,610 Kirby Corporation
a
1,421,412
5,988 Knight-Swift Transportation
Holdings, Inc. 323,053
27,712 Korn Ferry 2,085,051
17,338 Kratos Defense & Security
Solutions, Inc.
a
403,975
5,355 L3Harris Technologies, Inc. 1,273,794
8,865 Landstar System, Inc. 1,674,333
16,949 Leidos Holdings, Inc. 2,762,687
1,043 Lincoln Electric Holdings, Inc. 200,277
10,208 ManpowerGroup, Inc. 750,492
41,299 Masco Corporation 3,466,638
134,753 Masterbrand, Inc.
a
2,498,321
2,391 Miller Industries, Inc. 145,851
1,455 Moog, Inc. 293,939
100,928 Mueller Water Products, Inc. 2,190,138
22,657 Northrop Grumman Corporation 11,964,482
61,293 nVent Electric plc 4,306,446
15,038 Old Dominion Freight Line, Inc. 2,987,148
3,303 Otis Worldwide Corporation 343,314
42,295 Owens Corning, Inc. 7,465,913
3,390 PACCAR, Inc. 334,525
6,195 Parker-Hannifin Corporation 3,914,125
47,109 Pentair plc 4,606,789
1,161 Quanta Services, Inc. 346,152
14,908 Regal Rexnord Corporation 2,472,939
1,580 Republic Services, Inc. 317,327
4,692 Robert Half, Inc. 316,288
8,246 Rockwell Automation, Inc. 2,213,721
6,393 Rush Enterprises, Inc. 337,742
9,246 Saia, Inc.
a
4,042,906
46,441 Schneider National, Inc. 1,325,426
13,758 Simpson Manufacturing Company,
Inc. 2,631,493
16,182 SkyWest, Inc.
a
1,375,794
11,395 SS&C Technologies Holdings, Inc. 845,623
3,567 Tennant Company 342,575
30,015 Timken Company 2,529,964
Shares Common Stock  27.4% Value
Industrials  3.1% - continued
22,171 Trane Technologies plc $ 8,618,533
558 TransDigm Group, Inc. 796,338
29,293 TransUnion 3,066,977
269,065 Uber Technologies, Inc.
a
20,222,925
264 UniFirst Corporation/MA 52,444
2,941 Union Pacific Corporation 724,898
87,481 United Parcel Service, Inc. 11,927,160
1,242 United Rentals, Inc. 1,005,685
4,969 Verisk Analytics, Inc. 1,331,493
17,176 Verra Mobility Corporation
a
477,665
137 Viad Corporation
a
4,909
1,569 Wabtec Corporation 285,197
16,451 Waste Connections, Inc. 2,941,768
5,084 Waste Management, Inc. 1,055,438
5,309 Watsco, Inc. 2,611,391
43,344 WNS Holdings, Ltd.
a
2,284,662
Total 297,994,008
Information Technology  8.4%
14,421 A10 Networks, Inc. 208,239
9,044 ACI Worldwide, Inc.
a
460,340
9,902 Adobe, Inc.
a
5,127,058
156,656 Advanced Micro Devices, Inc.
a
25,704,116
23,086 Agilysys, Inc.
a
2,515,681
7,410 Ambarella, Inc.
a
417,961
136,056 Amphenol Corporation 8,865,409
605,715 Apple, Inc. 141,131,595
108,317 Applied Materials, Inc. 21,885,450
1,843 AppLovin Corporation
a
240,604
11,142 Arista Networks, Inc.
a
4,276,522
22,889 ASGN, Inc.
a
2,133,941
1,377 Atlassian Corporation
a
218,681
37,103 Autodesk, Inc.
a
10,221,134
133,207 Broadcom, Inc. 22,978,207
67,701 CDW Corporation 15,320,736
7,794 Ciena Corporation
a
480,032
124,877 Cisco Systems, Inc. 6,645,954
16,246 Clearwater Analytics Holdings,
Inc.
a
410,212
8,865 Coherent Corporation
a
788,187
6,698 Cohu, Inc.
a
172,139
9,152 CommScope Holding Company,
Inc.
a
55,919
4,345 CommVault Systems, Inc.
a
668,478
2,246 Consensus Cloud Solutions, Inc.
a
52,893
10,864 Credo Technology Group Holding,
Ltd.
a
334,611
8,769 CrowdStrike Holdings, Inc.
a
2,459,441
14,575 CyberArk Software, Ltd.
a
4,250,216
4,495 Datadog, Inc.
a
517,195
31,668 Descartes Systems Group, Inc.
a
3,260,537
5,897 DocuSign, Inc.
a
366,145
22,162 Dolby Laboratories, Inc. 1,696,058
50,638 Dynatrace Holdings, LLC
a
2,707,614
1,253 Elastic NV
a
96,180
1,831 Enphase Energy, Inc.
a
206,940
5,493 F5, Inc.
a
1,209,559
16,355 Fabrinet
a
3,866,976
35,904 Flex, Ltd.
a
1,200,271
150,088 Fortinet, Inc.
a
11,639,324
5,749 Gartner, Inc.
a
2,913,363
83,328 Gitlab, Inc.
a
4,294,725
10,676 Globant SA
a
2,115,343
48,652 Guidewire Software, Inc.
a
8,900,397

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Information Technology  8.4% - continued
4,339 Hewlett Packard Enterprise
Company $ 88,776
5,598 HubSpot, Inc.
a
2,975,897
727 Insight Enterprises, Inc.
a
156,589
75,062 International Business Machines
Corporation 16,594,707
3,499 IPG Photonics Corporation
a
260,046
6,213 Itron, Inc.
a
663,611
157,615 JFrog, Ltd.
a
4,577,140
5,151 Keysight Technologies, Inc.
a
818,648
5,367 KLA Corporation 4,156,258
3,365 Lam Research Corporation 2,746,109
104,347 Lattice Semiconductor
Corporation
a
5,537,695
11,864 Littelfuse, Inc. 3,146,926
34,406 Marvell Technology, Inc. 2,481,361
355,561 Microsoft Corporation 152,997,898
7,488 MKS Instruments, Inc. 814,020
11,044 MongoDB, Inc.
a
2,985,745
4,864 Monolithic Power Systems, Inc. 4,496,768
13,157 Motorola Solutions, Inc. 5,915,782
16,415 Napco Security Technologies, Inc. 664,151
5,472 nCino, Inc.
a
172,860
15,472 NetApp, Inc. 1,910,947
1,193,626 NVIDIA Corporation 144,953,941
3,230 Okta, Inc.
a
240,118
2,331 ON Semiconductor Corporation
a
169,254
15,984 Onto Innovation, Inc.
a
3,317,639
3,697 Palo Alto Networks, Inc.
a
1,263,635
649 PC Connection, Inc. 48,954
46,058 PDF Solutions, Inc.
a
1,459,117
1,756 Plexus Corporation
a
240,063
1,781 Procore Technologies, Inc.
a
109,923
18,629 PTC, Inc.
a
3,365,515
15,158 Q2 Holdings, Inc.
a
1,209,154
2,082 Qorvo, Inc.
a
215,071
128,630 QUALCOMM, Inc. 21,873,532
93,339 Salesforce, Inc. 25,547,818
36,218 Samsung Electronics Company,
Ltd. 1,692,786
38,162 ServiceNow, Inc.
a
34,131,711
16,731 Silicon Laboratories, Inc.
a
1,933,602
26,130 SolarWinds Corporation 340,997
5,102 Synopsys, Inc.
a
2,583,602
6,680 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,160,116
12,011 TD SYNNEX Corporation 1,442,281
4,646 TE Connectivity plc 701,500
656 Teledyne Technologies, Inc.
a
287,105
8,389 Tenable Holdings, Inc.
a
339,922
109,194 Trimble, Inc.
a
6,779,855
103,614 TTM Technologies, Inc.
a
1,890,956
4,522 Tyler Technologies, Inc.
a
2,639,582
20,599 Unisys Corporation
a
117,002
613 Universal Display Corporation 128,669
68,197 Varonis Systems, Inc.
a
3,853,131
14,336 VeriSign, Inc.
a
2,723,267
4,106 Viavi Solutions, Inc.
a
37,036
36,834 Vontier Corporation 1,242,779
29,743 Workiva, Inc.
a
2,353,266
4,543 Xerox Holdings Corporation 47,156
Total 807,616,372
Shares Common Stock  27.4% Value
Materials  0.6%
1,468 Albemarle Corporation $ 139,034
4,888 Alcoa Corporation 188,579
2,761 AptarGroup, Inc. 442,285
17,889 Avient Corporation 900,174
79,037 Axalta Coating Systems, Ltd.
a
2,860,349
2,644 Ball Corporation 179,554
2,963 Berry Plastics Group, Inc. 201,425
1,479 Celanese Corporation 201,085
15,776 CF Industries Holdings, Inc. 1,353,581
48,653 Chemours Company 988,629
13,235 Corteva, Inc. 778,086
5,781 DuPont de Nemours, Inc. 515,145
5,086 Eagle Materials, Inc. 1,462,988
36,625 Eastman Chemical Company 4,100,169
37,650 Ecolab, Inc. 9,613,174
46,447 Element Solutions, Inc. 1,261,500
6,453 Greif, Inc. 404,345
89,337 Hecla Mining Company 595,878
6,590 Huntsman Corporation 159,478
19,662 Ingevity Corporation
a
766,818
9,423 Innospec, Inc. 1,065,647
473 International Flavors & Fragrances,
Inc. 49,632
17,986 Ivanhoe Mines, Ltd.
a
267,572
9,319 Kaiser Aluminum Corporation 675,814
15,612 Knife River Corporation
a
1,395,557
7,097 Koppers Holdings, Inc. 259,253
3,178 Linde plc 1,515,461
661 LyondellBasell Industries NV 63,390
4,730 Martin Marietta Materials, Inc. 2,545,922
9,740 Minerals Technologies, Inc. 752,220
40,588 Mosaic Company 1,086,947
81,176 Nucor Corporation 12,204,000
15,388 O-I Glass, Inc.
a
201,891
19,069 Orion SA 339,619
97 Packaging Corporation of America 20,894
2,197 PPG Industries, Inc. 291,015
8,733 Radius Recycling, Inc. 161,910
3,899 Ranpak Holdings Corporation
a
25,460
366 Royal Gold, Inc. 51,350
15,565 RPM International, Inc. 1,883,365
6,373 Sensient Technologies Corporation 511,242
18,538 Sonoco Products Company 1,012,731
5,114 Steel Dynamics, Inc. 644,773
3,970 Stepan Company 306,682
46,729 Summit Materials, Inc.
a
1,823,833
41,006 Trinseo plc 209,541
79,662 Tronox Holdings plc 1,165,455
2,297 United States Lime & Minerals, Inc. 224,325
23,174 United States Steel Corporation 818,737
3,569 Vulcan Materials Company 893,785
3,892 West Fraser Timber Company, Ltd. 378,925
Total 59,959,224
Real Estate  1.0%
68,505 Agree Realty Corporation 5,160,482
1,366 Alexandria Real Estate Equities,
Inc. 162,212
20,954 AvalonBay Communities, Inc. 4,719,889
10,476 Brixmor Property Group, Inc. 291,861
31,053 CBRE Group, Inc.
a
3,865,477
116,499 Compass, Inc.
a
711,809
32,394 CoStar Group, Inc.
a
2,443,803
11,800 Crown Castle, Inc. 1,399,834
3,881 CTO Realty Growth, Inc. 73,817

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.4% Value
Real Estate  1.0% - continued
53,464 Cushman and Wakefield plc
a
$ 728,714
3,657 DiamondRock Hospitality
Company 31,926
64,877 Douglas Elliman, Inc.
a
118,725
25,875 EastGroup Properties, Inc. 4,833,968
44,428 EPR Properties 2,178,749
14,324 Equinix, Inc. 12,714,412
148,253 Equity Commonwealth
a
2,950,235
325,154 Essential Properties Realty Trust,
Inc. 11,104,009
1,587 Essex Property Trust, Inc. 468,832
1,028 Extra Space Storage, Inc. 185,235
16,512 First Industrial Realty Trust, Inc. 924,342
42,644 Four Corners Property Trust, Inc. 1,249,896
30,401 Getty Realty Corporation 967,056
53,169 Healthcare Realty Trust, Inc. 965,017
8,531 Howard Hughes Holdings, Inc.
a
660,555
52,182 Independence Realty Trust, Inc. 1,069,731
28,902 Industrial Logistics Properties Trust 137,574
27,940 Invitation Homes, Inc. 985,164
54,947 National Storage Affiliates Trust 2,648,445
69,099 NetSTREIT Corporation 1,142,206
40,210 Pebblebrook Hotel Trust 531,978
25,661 Phillips Edison and Company, Inc. 967,676
13,746 Plymouth Industrial REIT, Inc. 310,660
5,145 RE/MAX Holdings, Inc.
a
64,055
34,307 Rexford Industrial Realty, Inc. 1,725,985
6,286 RMR Group, Inc. 159,539
157,472 Sabra Health Care REIT, Inc. 2,930,554
9,588 SBA Communications Corporation 2,307,832
111,133 STAG Industrial, Inc. 4,344,189
6,686 Sun Communities, Inc. 903,613
56,502 Tanger, Inc. 1,874,736
59,171 Terreno Realty Corporation 3,954,398
49,477 UDR, Inc. 2,243,287
21,182 Uniti Group, Inc. 119,466
32,860 Zillow Group, Inc., Class A
a
2,035,020
22,463 Zillow Group, Inc., Class C
a
1,434,263
Total 90,801,226
Utilities  0.4%
33,422 AES Corporation 670,445
5,274 Alliant Energy Corporation 320,079
21,135 American Water Works Company,
Inc. 3,090,782
7,326 Black Hills Corporation 447,765
11,166 California Water Service Group 605,421
9,131 CenterPoint Energy, Inc. 268,634
60,952 Clearway Energy, Inc., Class A 1,735,304
65,272 Clearway Energy, Inc., Class C 2,002,545
5,270 Constellation Energy Corporation 1,370,305
14,094 Duke Energy Corporation 1,625,038
13,313 Entergy Corporation 1,752,124
3,532 Evergy, Inc. 219,019
8,338 Eversource Energy 567,401
57,535 Hawaiian Electric Industries, Inc.
a
556,939
132,581 NextEra Energy Partners, LP
b
3,661,887
10,045 NiSource, Inc. 348,059
1,653 Northwestern Energy Group, Inc. 94,585
3,419 Portland General Electric
Company 163,770
15,818 Public Service Enterprise Group,
Inc. 1,411,124
2,272 Spire, Inc. 152,883
34,498 TXNM Energy, Inc. 1,509,978
Shares Common Stock  27.4% Value
Utilities  0.4% - continued
325,093 UGI Corporation $ 8,133,827
29,922 Vistra Energy Corporation 3,546,954
128,757 Xcel Energy, Inc. 8,407,832
Total 42,662,700
Total Common Stock
(cost $1,666,043,317) 2,623,119,916
Principal
Amount Long-Term Fixed Income 20.0% Value
Asset-Backed Securities  0.5%
720 East CLO, Ltd.
$ 2,500,000
8.532%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,d
2,516,822
825,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,d
828,988
Access Group, Inc.
77,749
5.895%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
77,322
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,277,202
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,249,321
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
1,661,553
Avis Budget Rental Car Funding
AESOP, LLC
688,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
707,098
CarVal CLO I, Ltd.
1,700,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
1,705,093
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,526,420
Commonbond Student Loan Trust
107,453
5.469%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
105,845
Dryden 36 Senior Loan Fund
2,325,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,d
2,327,069
Foundation Finance Trust
833,133
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
776,527
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,863,707
Goodgreen
1,822,723
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
1,698,383
Home Partners of America Trust
3,170,937
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
3,000,671
2,572,059
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,230,627

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Asset-Backed Securities  0.5% - continued
Hotwire Funding, LLC
$ 2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
$ 2,257,038
HTAP
1,703,152
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
1,703,299
HTAP Issuer Trust
1,800,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,781,578
Laurel Road Prime Student Loan
Trust
924,811
5.940%,  11/25/2043, Ser.
2018-D, Class A
c,d
877,884
National Collegiate Trust
573,137
5.264%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
558,950
Oak Street Investment
2,115,605
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
2,027,944
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
1,128,374
Saxon Asset Securities Trust
1,204,048
3.009%,  8/25/2035, Ser.
2004-2, Class MF2
d
1,060,442
Sunnova Hestia II Issuer, LLC
1,703,802
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
1,753,851
Unlock HEA Trust
1,680,158
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,687,421
2,000,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,992,881
VCAT Asset Securitization, LLC
1,044,425
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,e
1,042,654
Vericrest Opportunity Loan
Transferee
634,837
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,e
631,518
1,132,149
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
1,093,667
541,464
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
538,458
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
926,885
Wind River CLO, Ltd.
1,650,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
1,651,167
Total 50,266,659
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
133,000 8.625%,  6/15/2029
c
141,331
ATI, Inc.
340,000 7.250%,  8/15/2030 362,045
Avient Corporation
140,000 6.250%,  11/1/2031
c
143,518
Principal
Amount Long-Term Fixed Income  20.0% Value
Basic Materials  0.2% - continued
Axalta Coating Systems Dutch
Holding B BV
$ 230,000 7.250%,  2/15/2031
c
$ 245,615
Cascades, Inc./Cascades USA,
Inc.
400,000 5.125%,  1/15/2026
c
396,142
Cerdia Finanz GmbH
227,000 9.375%,  10/3/2031
c,g
231,540
Chemours Company
578,000 5.750%,  11/15/2028
c
549,050
Cleveland-Cliffs, Inc.
179,000 5.875%,  6/1/2027 179,398
290,000 4.625%,  3/1/2029
b,c
273,772
350,000 4.875%,  3/1/2031
c
325,264
162,000 6.250%,  10/1/2040 144,831
Consolidated Energy Finance SA
640,000 5.625%,  10/15/2028
c
540,986
Eastman Chemical Company
465,000 5.000%,  8/1/2029 476,049
First Quantum Minerals, Ltd.
201,000 6.875%,  10/15/2027
c
198,727
FMC Corporation
624,000 5.150%,  5/18/2026 629,706
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
c
99,391
162,000 5.875%,  4/15/2030
c
164,081
168,000 6.125%,  4/15/2032
c
171,840
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
c
434,858
944,000 4.000%,  3/27/2027
c
935,167
619,000 6.125%,  10/6/2028
c
655,857
Hecla Mining Company
220,000 7.250%,  2/15/2028 224,362
Hudbay Minerals, Inc.
273,000 4.500%,  4/1/2026
c
270,027
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
192,000 9.000%,  7/1/2028
c
194,112
INEOS Finance plc
488,000 7.500%,  4/15/2029
c
509,905
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
c
713,234
Mercer International, Inc.
192,000 5.125%,  2/1/2029 163,808
Methanex Corporation
251,000 4.250%,  12/1/2024 250,092
241,000 5.125%,  10/15/2027 238,472
160,000 5.250%,  12/15/2029
b
157,952
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
c
281,104
Mosaic Company
588,000 5.375%,  11/15/2028 609,071
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
227,000 5.350%,  3/15/2034 237,889
Novelis Corporation
73,000 3.250%,  11/15/2026
c
70,443
171,000 4.750%,  1/30/2030
c
165,786
200,000 3.875%,  8/15/2031
c
182,832
OCI NV
353,000 4.625%,  10/15/2025
c
352,522

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Basic Materials  0.2% - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 335,000 5.375%,  11/1/2026
c
$ 330,840
Sherwin-Williams Company
470,000 4.800%,  9/1/2031 479,361
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054
c
671,224
SNF Group SACA
508,000 3.375%,  3/15/2030
c
457,807
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
c
493,243
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
c
348,426
Tronox, Inc.
166,000 4.625%,  3/15/2029
b,c
155,065
United States Steel Corporation
214,000 6.875%,  3/1/2029 217,082
WR Grace Holdings, LLC
126,000 4.875%,  6/15/2027
c
124,160
Total 15,197,987
Capital Goods  0.4%
Advanced Drainage Systems, Inc.
333,000 6.375%,  6/15/2030
c
340,151
AECOM
329,000 5.125%,  3/15/2027 330,429
Amsted Industries, Inc.
420,000 5.625%,  7/1/2027
c
418,877
BAE Systems plc
250,000 5.500%,  3/26/2054
c
262,004
300,000 5.250%,  3/26/2031
c
311,815
Ball Corporation
201,000 3.125%,  9/15/2031 178,484
Boeing Company
1,280,000 5.930%,  5/1/2060 1,226,071
712,000 5.040%,  5/1/2027 714,154
377,000 6.259%,  5/1/2027
c
389,410
444,000 6.388%,  5/1/2031
c
472,122
1,475,000 5.705%,  5/1/2040 1,439,144
Bombardier, Inc.
84,000 7.875%,  4/15/2027
c
84,236
435,000 6.000%,  2/15/2028
b,c
437,876
159,000 7.250%,  7/1/2031
c
168,092
465,000 7.000%,  6/1/2032
b,c
486,360
180,000 7.450%,  5/1/2034
c
198,776
Brand Industrial Services, Inc.
375,000 10.375%,  8/1/2030
c
401,569
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
323,630
Camelot Return Merger Sub, Inc.
244,000 8.750%,  8/1/2028
b,c
246,908
Canpack SA/Canpack US, LLC
527,000 3.875%,  11/15/2029
c
493,463
Carrier Global Corporation
709,000 2.700%,  2/15/2031 640,327
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
c
534,340
Clean Harbors, Inc.
327,000 6.375%,  2/1/2031
c
334,985
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
68,645
313,000 6.875%,  1/15/2030
c
319,646
Principal
Amount Long-Term Fixed Income  20.0% Value
Capital Goods  0.4% - continued
Cornerstone Building Brands, Inc.
$ 85,000 9.500%,  8/15/2029
c
$ 87,300
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 457,339
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
525,858
EquipmentShare.com, Inc.
167,000 8.625%,  5/15/2032
c
175,199
ESAB Corporation
132,000 6.250%,  4/15/2029
c
135,572
GFL Environmental, Inc.
175,000 3.750%,  8/1/2025
c
173,596
415,000 4.000%,  8/1/2028
c
398,563
674,000 3.500%,  9/1/2028
c
641,678
H&E Equipment Services, Inc.
553,000 3.875%,  12/15/2028
c
519,180
Herc Holdings, Inc.
105,000 5.500%,  7/15/2027
c
104,871
265,000 6.625%,  6/15/2029
c
274,480
Honeywell International, Inc.
903,000 4.700%,  2/1/2030 927,956
Ingersoll Rand, Inc.
658,000 5.176%,  6/15/2029 680,677
151,000 5.700%,  8/14/2033 161,784
John Deere Capital Corporation
842,000 4.400%,  9/8/2031 847,948
Lockheed Martin Corporation
550,000 5.200%,  2/15/2064 569,289
374,000 6.150%,  9/1/2036 428,802
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
100,000 6.750%,  4/1/2032
c
103,663
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
c
265,173
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
272,806
Nesco Holdings II, Inc.
446,000 5.500%,  4/15/2029
c
411,113
New Enterprise Stone and Lime
Company, Inc.
552,000 5.250%,  7/15/2028
c
539,028
Nordson Corporation
615,000 5.600%,  9/15/2028 642,504
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 1,035,552
OI European Group BV
352,000 4.750%,  2/15/2030
c
332,834
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
273,279
133,000 7.375%,  6/1/2032
c
135,830
Pactiv Evergreen Group
166,000 4.375%,  10/15/2028
c
159,001
Quanta Services, Inc.
567,000 4.750%,  8/9/2027 573,008
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 781,880
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
c
349,014
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
259,810

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Capital Goods  0.4% - continued
Roller Bearing Company of
America, Inc.
$ 386,000 4.375%,  10/15/2029
c
$ 370,321
RTX Corporation
201,000 6.400%,  3/15/2054 237,322
500,000 4.125%,  11/16/2028 498,742
900,000 4.450%,  11/16/2038 857,187
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
c
264,353
Smyrna Ready Mix Concrete, LLC
472,000 8.875%,  11/15/2031
c
509,143
Sonoco Products Company
602,000 4.600%,  9/1/2029 598,951
Spirit AeroSystems, Inc.
495,000 9.750%,  11/15/2030
c
551,925
SRM Escrow Issuer, LLC
294,000 6.000%,  11/1/2028
c
295,085
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
c
158,677
162,000 3.375%,  1/15/2031
c
144,316
Summit Materials, LLC/Summit
Materials Finance Corporation
134,000 7.250%,  1/15/2031
c
141,946
Textron, Inc.
1,010,000 3.375%,  3/1/2028 977,981
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 417,896
TransDigm, Inc.
235,000 6.750%,  8/15/2028
c
241,883
569,000 7.125%,  12/1/2031
c
601,809
463,000 6.625%,  3/1/2032
c
482,141
424,000 6.000%,  1/15/2033
c
430,006
Trivium Packaging Finance
233,000 5.500%,  8/15/2026
c
232,092
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 521,113
430,000 4.000%,  7/15/2030 406,379
Veralto Corporation
619,000 5.350%,  9/18/2028 644,623
WESCO Distribution, Inc.
319,000 7.250%,  6/15/2028
c
326,653
166,000 6.375%,  3/15/2029
c
171,496
116,000 6.625%,  3/15/2032
c
120,826
Total 34,268,967
Collateralized Mortgage Obligations  0.7%
A&D Mortgage Trust
1,783,287
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
1,810,092
Alternative Loan Trust
510,470
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 285,300
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
2,804,324
BINOM Securitization Trust
1,106,002
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
983,856
CHNGE Mortgage Trust
1,590,830
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
1,605,037
Principal
Amount Long-Term Fixed Income  20.0% Value
Collateralized Mortgage Obligations  0.7% -
continued
$ 2,272,688
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
$ 2,262,865
Citicorp Mortgage Securities, Inc.
1,426,908
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,309,508
COLT Mortgage Loan Trust
2,158,476
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,932,731
Countrywide Alternative Loan Trust
721,321
4.450%,  10/25/2035, Ser.
2005-43, Class 4A1
d
599,259
1,637,888
7.000%,  10/25/2037, Ser.
2007-24, Class A10 575,449
Countrywide Home Loans, Inc.
336,633
5.750%,  4/25/2037, Ser.
2007-3, Class A27 158,030
Credit Suisse Mortgage Trust
1,167,002
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
1,169,380
1,214,968
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
1,059,688
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
145,153
6.000%,  12/25/2025, Ser.
2006-AR5, Class 23A 80,147
Federal Home Loan Mortgage
Corporation - REMIC
3,290,873
4.000%,  1/25/2051, Ser.
5249, Class LA 3,237,780
831,834
3.000%,  2/15/2033, Ser.
4170, Class IG
h
60,068
1,634,385
3.000%,  3/15/2033, Ser.
4180, Class PI
h
146,145
2,984,351
4.500%,  10/15/2033, Ser.
2695, Class BH 3,009,946
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,468,812
Federal National Mortgage
Association - REMIC
370,054
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 364,482
3,259,746
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,266,880
3,436,077
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,842,802
1,339,913
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
36,327
Flagstar Mortgage Trust
1,342,692
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
1,215,556
GCAT Trust
1,815,620
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,645,891
3,240,334
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
3,266,156
GS Mortgage-Backed Securities
Trust
2,689,502
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,358,739
J.P. Morgan Mortgage Trust
2,706,016
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
2,279,418

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Collateralized Mortgage Obligations  0.7% -
continued
$ 1,721,148
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
$ 1,461,934
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
1,682,571
1,125,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
1,147,054
Mello Mortgage Capital
Acceptance
2,685,721
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
2,268,701
Merrill Lynch Alternative Note
Asset Trust
339,383
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 122,242
New Residential Mortgage Loan
Trust
5,851,698
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
4,924,947
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
1,413,009
Palisades Mortgage Loan Trust
1,893,697
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
1,880,931
Preston Ridge Partners Mortgage
Trust, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
1,494,583
Residential Accredit Loans, Inc.
Trust
608,203
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 540,657
ROC Securities Trust Series
1,249,774
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
1,247,219
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
2,539,265
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
2,029,942
Sequoia Mortgage Trust
605,386
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
d
425,665
TRK Trust
1,786,221
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,574,075
TVC Mortgage Trust
1,700,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
1,706,312
Vericrest Opportunity Loan
Transferee
664,138
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
661,430
Verus Securitization Trust
989,252
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
886,705
Total 70,841,910
Principal
Amount Long-Term Fixed Income  20.0% Value
Commercial Mortgage-Backed Securities  0.4%
BANK 2022-BNK39
$ 39,734,890
0.529%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
$ 1,014,340
BANK5 2024-5YR8
1,300,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
d
1,370,609
BBCMS Mortgage Trust
3,500,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3 3,703,998
17,921,773
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
1,313,566
18,442,693
1.935%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
1,427,573
Benchmark Mortgage Trust
3,300,000
6.189%,  7/15/2057, Ser.
2024-V8, Class A3
d
3,520,066
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
5,950,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
6,213,124
4,700,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,f
4,350,748
1,300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,f
1,263,102
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,f
7,811,731
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,250,000
4.489%,  12/25/2034, Ser.
K165, Class A2 3,307,317
Morgan Stanley Capital I Trust
17,628,064
1.952%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
1,424,993
Total 36,721,167
Communications Services  0.6%
AMC Networks, Inc.
398,000 10.250%,  1/15/2029
c
409,005
American Tower Corporation
340,000 3.375%,  10/15/2026 334,105
619,000 5.800%,  11/15/2028 650,275
793,000 2.900%,  1/15/2030 733,302
412,000 5.650%,  3/15/2033 435,223
AT&T, Inc.
923,000 3.650%,  6/1/2051 707,783
1,282,000 3.500%,  9/15/2053 941,852
621,000 5.400%,  2/15/2034 651,598
1,265,000 4.900%,  8/15/2037 1,255,850
Bell Telephone Company of
Canada
829,000 5.550%,  2/15/2054 865,943
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
c
885,795
74,000 5.000%,  2/1/2028
c
71,984
329,000 6.375%,  9/1/2029
c
329,390
750,000 4.750%,  3/1/2030
c
689,878
271,000 4.250%,  2/1/2031
c
238,949
519,000 4.750%,  2/1/2032
c
457,383
168,000 4.500%,  6/1/2033
c
142,671
589,000 4.250%,  1/15/2034
c
483,133

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Communications Services  0.6% - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 426,000 6.150%,  11/10/2026 $ 437,843
920,000 4.200%,  3/15/2028 894,470
688,000 6.100%,  6/1/2029 712,121
1,400,000 3.500%,  6/1/2041 983,530
Clear Channel Outdoor Holdings,
Inc.
80,000 7.875%,  4/1/2030
c
83,656
Clear Channel Worldwide
Holdings, Inc.
685,000 5.125%,  8/15/2027
c
673,429
Comcast Corporation
923,000 5.350%,  5/15/2053 944,069
640,000 4.400%,  8/15/2035 623,829
1,090,000 4.750%,  3/1/2044 1,035,539
Connect Finco SARL/Connect US
Finco, LLC
169,000 9.000%,  9/15/2029
c
163,547
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 652,555
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,853,587
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,115,000 5.875%,  8/15/2027
c
1,094,743
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
c
569,306
162,000 8.625%,  3/15/2031
c
174,651
GCI, LLC
520,000 4.750%,  10/15/2028
c
499,354
Gray Television, Inc.
292,000 7.000%,  5/15/2027
b,c
287,008
465,000 10.500%,  7/15/2029
b,c
485,675
Iliad Holding SASU
303,000 6.500%,  10/15/2026
c
306,303
433,000 8.500%,  4/15/2031
c
465,737
Intelsat Jackson Holdings SA
426,000 6.500%,  3/15/2030
c
407,586
Lamar Media Corporation
274,000 3.625%,  1/15/2031 250,422
LCPR Senior Secured Financing
DAC
679,000 6.750%,  10/15/2027
c
621,304
Level 3 Financing, Inc.
160,880 10.500%,  4/15/2029
c
175,367
160,879 11.000%,  11/15/2029
c
178,186
243,000 10.500%,  5/15/2030
c
261,529
82,000 10.750%,  12/15/2030
c
89,991
200,000 4.000%,  4/15/2031
c
145,500
Lumen Technologies, Inc.
95,601 4.125%,  4/15/2030
c
77,170
McGraw-Hill Education, Inc.
488,000 5.750%,  8/1/2028
c
482,261
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 500,897
905,000 5.400%,  8/15/2054 948,127
895,000 4.550%,  8/15/2031 915,052
238,000 3.850%,  8/15/2032 231,362
Principal
Amount Long-Term Fixed Income  20.0% Value
Communications Services  0.6% - continued
Netflix, Inc.
$ 552,000 5.375%,  11/15/2029
c
$ 580,776
500,000 4.875%,  6/15/2030
c
515,868
News Corporation
272,000 3.875%,  5/15/2029
c
257,264
Nexstar Media, Inc.
199,000 5.625%,  7/15/2027
c
197,115
162,000 4.750%,  11/1/2028
b,c
154,782
Omnicom Group, Inc.
435,000 4.200%,  6/1/2030 431,761
Optics Bidco SPA
563,000 6.000%,  9/30/2034
c
569,936
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
c
194,789
Paramount Global
140,000 6.375%,  3/30/2062
d
129,498
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
c
392,800
Rogers Communications, Inc.
760,000 5.000%,  2/15/2029 775,581
997,000 5.300%,  2/15/2034 1,014,307
Scripps Escrow II, Inc.
160,000 3.875%,  1/15/2029
b,c
119,209
Scripps Escrow, Inc.
116,000 5.875%,  7/15/2027
b,c
100,920
Sinclair Television Group, Inc.
150,000 4.125%,  12/1/2030
b,c
117,000
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
c
673,886
365,000 4.000%,  7/15/2028
c
344,357
Sprint Capital Corporation
1,553,000 8.750%,  3/15/2032 1,925,597
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 442,769
TEGNA, Inc.
530,000 4.625%,  3/15/2028 505,726
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
c
586,500
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,118,782
916,000 4.850%,  1/15/2029 935,271
1,100,000 4.375%,  4/15/2040 1,014,334
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
75,000 10.500%,  2/15/2028
c
80,055
504,000 4.750%,  4/15/2028
c
467,536
Univision Communications, Inc.
86,000 8.500%,  7/31/2031
c
86,192
66,000 8.000%,  8/15/2028
c
67,483
554,000 4.500%,  5/1/2029
c
494,901
244,000 7.375%,  6/30/2030
c
236,143
Urban One, Inc.
99,000 7.375%,  2/1/2028
c
71,460
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 595,704
2,689,000 2.650%,  11/20/2040 1,981,287
1,400,000 3.400%,  3/22/2041 1,143,363
Viasat, Inc.
266,000 6.500%,  7/15/2028
b,c
208,732

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Communications Services  0.6% - continued
Virgin Media Finance plc
$ 206,000 5.000%,  7/15/2030
c
$ 181,182
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
399,944
VMED O2 UK Financing I plc
195,000 4.750%,  7/15/2031
c
173,555
171,000 7.750%,  4/15/2032
c
175,528
Vodafone Group plc
244,000 5.125%,  6/4/2081
d
200,985
664,000 5.750%,  6/28/2054 687,404
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
425,152
Warnermedia Holdings, Inc.
1,491,000 4.054%,  3/15/2029 1,412,477
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
178,000 7.750%,  8/15/2028
c
178,167
139,000 8.250%,  10/1/2031
c,g
141,312
Zayo Group Holdings, Inc.
233,000 4.000%,  3/1/2027
b,c
208,405
Zegona Finance plc
303,000 8.625%,  7/15/2029
c
323,452
Ziggo Bond Company BV
196,000 5.125%,  2/28/2030
b,c
180,671
Ziggo BV
177,000 4.875%,  1/15/2030
c
168,189
Total 51,897,932
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
c
112,429
259,000 4.375%,  1/15/2028
c
251,622
175,000 6.125%,  6/15/2029
c
180,033
301,000 5.625%,  9/15/2029
c
305,349
Adient Global Holdings, Ltd.
265,000 8.250%,  4/15/2031
b,c
281,165
ADT Security Corporation
266,000 4.125%,  8/1/2029
c
254,068
266,000 4.875%,  7/15/2032
c
254,070
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
380,052
355,000 4.625%,  6/1/2028
c
333,756
Allison Transmission, Inc.
275,000 3.750%,  1/30/2031
c
250,029
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 489,962
American Axle & Manufacturing,
Inc.
166,000 6.875%,  7/1/2028 165,727
462,000 5.000%,  10/1/2029
b
424,176
American Honda Finance
Corporation
893,000 5.050%,  7/10/2031 919,181
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
89,000 7.000%,  4/15/2030
b,c
82,677
Arko Corporation
328,000 5.125%,  11/15/2029
b,c
304,663
Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Cyclical  0.6% - continued
Asbury Automotive Group, Inc.
$ 282,000 5.000%,  2/15/2032
c
$ 267,415
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
307,181
91,000 4.625%,  4/1/2030
c
87,186
Aston Martin Capital Holdings, Ltd.
210,000 10.000%,  3/31/2029
c
206,069
Beazer Homes USA, Inc.
279,000 7.500%,  3/15/2031
c
289,502
BMW US Capital, LLC
855,000 4.650%,  8/13/2026
c
862,810
BorgWarner, Inc.
381,000 4.950%,  8/15/2029 387,340
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
c
467,874
Boyne USA, Inc.
265,000 4.750%,  5/15/2029
c
254,753
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
244,000 4.875%,  2/15/2030
c
229,700
Caesars Entertainment, Inc.
734,000 4.625%,  10/15/2029
b,c
698,194
199,000 6.500%,  2/15/2032
c
205,848
Carnival Corporation
323,000 7.625%,  3/1/2026
c
325,989
797,000 5.750%,  3/1/2027
c
807,164
388,000 4.000%,  8/1/2028
c
374,737
328,000 6.000%,  5/1/2029
b,c
332,329
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
80,000 5.375%,  4/15/2027 79,774
399,000 5.250%,  7/15/2029 392,034
Choice Hotels International, Inc.
179,000 3.700%,  12/1/2029
b
169,905
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
c
318,660
202,000 6.750%,  5/1/2031
c
208,597
Clarios Global, LP/Clarios US
Finance Company, Inc.
433,000 6.750%,  5/15/2028
c
446,317
Crocs, Inc.
163,000 4.250%,  3/15/2029
c
154,099
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
80,726
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
c
917,849
Dana, Inc.
161,000 5.625%,  6/15/2028 157,856
244,000 4.250%,  9/1/2030 219,084
240,000 4.500%,  2/15/2032 212,844
eG Global Finance plc
80,000 12.000%,  11/30/2028
b,c
89,285
Expedia Group, Inc.
1,398,000 3.250%,  2/15/2030 1,318,283
Ford Motor Credit Company, LLC
500,000 2.300%,  2/10/2025 494,404
618,000 5.850%,  5/17/2027 629,154
929,000 2.900%,  2/10/2029 843,268

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Cyclical  0.6% - continued
$ 780,000 7.122%,  11/7/2033 $ 843,259
Forestar Group, Inc.
168,000 3.850%,  5/15/2026
c
164,263
Gap, Inc.
116,000 3.625%,  10/1/2029
c
104,922
Garrett Motion Holdings, Inc./
Garrett LX I SARL
318,000 7.750%,  5/31/2032
c
325,440
General Motors Company
810,000 6.125%,  10/1/2025 817,678
General Motors Financial
Company, Inc.
298,000 5.400%,  5/8/2027 304,305
1,067,000 5.800%,  1/7/2029 1,109,796
840,000 4.900%,  10/6/2029 840,952
584,000 5.600%,  6/18/2031 599,652
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
c
279,265
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,183,531
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
151,062
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 157,245
330,000 5.000%,  7/15/2029
b
303,510
Group 1 Automotive, Inc.
127,000 6.375%,  1/15/2030
c
129,018
Hanesbrands, Inc.
187,000 4.875%,  5/15/2026
c
185,361
93,000 9.000%,  2/15/2031
c
100,384
Harley-Davidson Financial
Services, Inc.
612,000 5.950%,  6/11/2029
c
626,815
Hilton Domestic Operating
Company, Inc.
738,000 4.875%,  1/15/2030 728,211
80,000 4.000%,  5/1/2031
c
74,805
470,000 3.625%,  2/15/2032
c
424,609
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
573,000 5.000%,  6/1/2029
c
544,381
Home Depot, Inc.
505,000 5.400%,  9/15/2040 535,345
1,140,000 4.250%,  4/1/2046 1,036,771
970,000 3.900%,  6/15/2047 828,476
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
c
1,053,932
579,000 5.300%,  6/24/2029
c
596,145
International Game Technology plc
600,000 5.250%,  1/15/2029
c
597,683
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
c
266,483
Jaguar Land Rover Automotive plc
193,000 5.500%,  7/15/2029
c
190,702
KB Home
450,000 4.800%,  11/15/2029 444,007
96,000 4.000%,  6/15/2031 88,794
L Brands, Inc.
780,000 6.625%,  10/1/2030
c
795,162
180,000 6.875%,  11/1/2035 187,560
Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Cyclical  0.6% - continued
Las Vegas Sands Corporation
$ 436,000 5.900%,  6/1/2027 $ 447,733
Light & Wonder International, Inc.
445,000 7.250%,  11/15/2029
c
460,408
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
176,469
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 641,175
1,290,000 2.625%,  4/1/2031 1,159,274
Macy's Retail Holdings, LLC
324,000 5.875%,  4/1/2029
b,c
319,787
161,000 6.125%,  3/15/2032
c
156,048
188,000 4.500%,  12/15/2034 157,530
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 1,034,563
Match Group Holdings II, LLC
187,000 4.125%,  8/1/2030
c
175,174
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
c
373,788
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 989,044
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
416,644
415,000 7.625%,  4/17/2032
c
427,795
MGM Resorts International
168,000 4.625%,  9/1/2026 166,944
175,000 6.125%,  9/15/2029 177,178
Michaels Companies, Inc.
236,000 5.250%,  5/1/2028
c
174,194
NCL Corporation, Ltd.
197,000 5.875%,  3/15/2026
c
197,012
442,000 5.875%,  2/15/2027
c
443,564
Nordstrom, Inc.
162,000 4.375%,  4/1/2030
b
148,621
231,000 4.250%,  8/1/2031 203,467
Parkland Corporation
174,000 6.625%,  8/15/2032
c
176,641
PENN Entertainment, Inc.
405,000 4.125%,  7/1/2029
b,c
368,998
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
c
623,167
166,000 7.750%,  2/15/2029
c
163,870
Phinia, Inc.
249,000 6.625%,  10/15/2032
c
251,056
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
522,000 5.750%,  4/15/2026
c
524,382
QVC, Inc.
102,000 6.875%,  4/15/2029
b,c
84,709
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
263,542
280,000 9.750%,  4/15/2029
c
305,550
Royal Caribbean Cruises, Ltd.
880,000 4.250%,  7/1/2026
c
870,070
112,000 5.625%,  9/30/2031
c
113,470
127,000 6.000%,  2/1/2033
c
130,198
S&S Holdings, LLC
152,000 8.375%,  10/1/2031
c,g
153,043
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
c
56,570

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Cyclical  0.6% - continued
SeaWorld Parks and
Entertainment, Inc.
$ 389,000 5.250%,  8/15/2029
c
$ 379,609
Service Corporation International/
US
161,000 3.375%,  8/15/2030 145,912
117,000 4.000%,  5/15/2031 108,264
262,000 5.750%,  10/15/2032 263,716
Six Flags Entertainment
Corporation
81,000 7.250%,  5/15/2031
b,c
83,893
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
80,000 6.625%,  5/1/2032
c
82,848
Six Flags Theme Parks, Inc.
99,000 7.000%,  7/1/2025
b,c
99,078
Sonic Automotive, Inc.
203,000 4.875%,  11/15/2031
c
187,414
Staples, Inc.
332,000 10.750%,  9/1/2029
c
322,140
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c
353,306
Target Corporation
923,000 2.950%,  1/15/2052 654,264
Tenneco, Inc.
529,000 8.000%,  11/17/2028
c
490,874
Toyota Motor Credit Corporation
291,000 4.800%,  1/5/2034 296,720
Uber Technologies, Inc.
553,000 5.350%,  9/15/2054 548,465
663,000 4.800%,  9/15/2034 662,082
VICI Properties, LP/VICI Note
Company, Inc.
1,023,000 4.625%,  6/15/2025
c
1,016,754
276,000 5.750%,  2/1/2027
c
280,756
452,000 4.125%,  8/15/2030
c
429,233
Victoria's Secret & Company
381,000 4.625%,  7/15/2029
c
336,502
Victra Holdings, LLC/Victra
Finance Corporation
118,000 8.750%,  9/15/2029
c
123,894
Viking Cruises, Ltd.
823,000 5.875%,  9/15/2027
c
822,425
Volkswagen Group of America
Finance, LLC
926,000 5.300%,  3/22/2027
c
943,024
Wabash National Corporation
252,000 4.500%,  10/15/2028
c
230,861
Walgreens Boots Alliance, Inc.
281,000 3.200%,  4/15/2030
b
227,971
122,000 4.800%,  11/18/2044
b
91,290
Walmart, Inc.
796,000 4.500%,  9/9/2052 773,369
WASH Multifamily Acquisition, Inc.
251,000 5.750%,  4/15/2026
c
249,635
Wyndham Hotels & Resorts, Inc.
421,000 4.375%,  8/15/2028
c
406,104
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
c
149,187
388,000 7.125%,  2/15/2031
c
418,612
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
c
622,584
Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Cyclical  0.6% - continued
ZF North America Capital, Inc.
$ 280,000 7.125%,  4/14/2030
c
$ 290,239
Total 59,067,416
Consumer Non-Cyclical  0.7%
1375209 B.C., Ltd.
161,000 9.000%,  1/30/2028
b,c
159,569
Abbott Laboratories
892,000 4.750%,  11/30/2036 915,189
175,000 6.000%,  4/1/2039 202,118
AbbVie, Inc.
300,000 5.400%,  3/15/2054 318,107
683,000 5.350%,  3/15/2044 720,472
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
c
663,085
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
510,000 4.625%,  1/15/2027
c
496,160
540,000 3.500%,  3/15/2029
c
503,508
Altria Group, Inc.
619,000 6.875%,  11/1/2033 699,139
Amgen, Inc.
900,000 4.200%,  2/22/2052 766,147
919,000 5.600%,  3/2/2043 965,490
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,235,958
Anheuser-Busch InBev Worldwide,
Inc.
1,530,000 4.375%,  4/15/2038 1,475,694
765,000 5.550%,  1/23/2049 824,674
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 792,755
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,166,653
B&G Foods, Inc.
325,000 8.000%,  9/15/2028
c
339,966
BAT Capital Corporation
620,000 7.079%,  8/2/2043 710,482
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
108,922
Bausch Health Companies, Inc.
259,000 5.500%,  11/1/2025
b,c
253,019
596,000 4.875%,  6/1/2028
c
466,370
Baxter International, Inc.
923,000 3.132%,  12/1/2051 628,799
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 262,303
900,000 3.700%,  6/6/2027 888,715
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
c
299,318
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,292,695
Bunge, Ltd. Finance Corporation
221,000 4.650%,  9/17/2034 220,521
Campbell Soup Company
584,000 5.400%,  3/21/2034 612,410
Cargill, Inc.
930,000 3.125%,  5/25/2051
c
669,982
Catalent Pharma Solutions, Inc.
199,000 3.125%,  2/15/2029
c
195,478

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Non-Cyclical  0.7% - continued
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
$ 152,000 9.500%,  10/15/2029
c,g
$ 152,144
Central Garden & Pet Company
374,000 4.125%,  10/15/2030 347,689
Charles River Laboratories
International, Inc.
193,000 4.000%,  3/15/2031
c
177,918
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
c
67,891
Chobani, LLC/Chobani Finance
Corporation, Inc.
155,000 4.625%,  11/15/2028
c
150,949
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
c
370,010
118,000 8.000%,  12/15/2027
c
118,378
499,000 6.000%,  1/15/2029
c
484,424
310,000 5.250%,  5/15/2030
c
285,295
220,000 4.750%,  2/15/2031
c
193,390
232,000 10.875%,  1/15/2032
c
255,661
Conagra Brands, Inc.
1,072,000 1.375%,  11/1/2027 981,315
Concentra Escrow Issuer
Corporation
146,000 6.875%,  7/15/2032
c
153,521
Constellation Brands, Inc.
775,000 3.600%,  2/15/2028 757,830
501,000 2.875%,  5/1/2030 461,866
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
490,000 4.750%,  1/15/2029
c
479,203
CVS Health Corporation
601,000 4.780%,  3/25/2038 567,050
1,980,000 6.000%,  6/1/2044 2,046,484
DaVita, Inc.
332,000 6.875%,  9/1/2032
c
342,974
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
377,774
Eli Lilly & Company
459,000 4.950%,  2/27/2063 459,098
Embecta Corporation
158,000 6.750%,  2/15/2030
c
149,625
Encompass Health Corporation
256,000 4.500%,  2/1/2028 251,270
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
b,c
172,517
Energizer Holdings, Inc.
425,000 4.750%,  6/15/2028
c
412,398
Fortrea Holdings, Inc.
264,000 7.500%,  7/1/2030
b,c
265,733
GE HealthCare Technologies, Inc.
659,000 6.377%,  11/22/2052 770,569
General Mills, Inc.
246,000 4.950%,  3/29/2033 252,337
HCA, Inc.
1,059,000 3.500%,  9/1/2030 997,976
444,000 5.450%,  9/15/2034 456,849
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
162,000 7.875%,  9/1/2025
c
161,399
Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Non-Cyclical  0.7% - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 175,000 12.250%,  4/15/2029
c
$ 174,434
298,000 4.875%,  6/1/2029
c
187,496
Illumina, Inc.
420,000 4.650%,  9/9/2026 422,613
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
c
1,544,839
Jazz Securities DAC
111,000 4.375%,  1/15/2029
c
107,350
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
612,000 5.500%,  1/15/2030 619,897
132,000 3.625%,  1/15/2032 120,681
1,079,000 3.000%,  5/15/2032 935,687
Johnson & Johnson
611,000 5.250%,  6/1/2054 661,765
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
c
324,452
Keurig Dr Pepper, Inc.
1,229,000 5.200%,  3/15/2031 1,283,126
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 768,835
Kraft Heinz Foods Company
638,000 4.375%,  6/1/2046 564,656
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
c
165,081
LifePoint Health, Inc.
315,000 9.875%,  8/15/2030
c
346,816
208,000 11.000%,  10/15/2030
c
234,704
Mattel, Inc.
769,000 5.450%,  11/1/2041 733,325
Medline Borrower, LP/Medline Co-
Issuer, Inc.
365,000 6.250%,  4/1/2029
c
376,071
Medtronic, Inc.
923,000 4.375%,  3/15/2035 917,746
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
459,181
328,000 5.250%,  10/1/2029
c
321,828
MPH Acquisition Holdings, LLC
161,000 5.500%,  9/1/2028
c
116,090
Newell Brands, Inc.
166,000 6.375%,  9/15/2027
b
167,893
165,000 6.625%,  9/15/2029 167,054
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 504,978
Organon & Company/Organon
Foreign Debt Co-Issuer BV
229,000 4.125%,  4/30/2028
c
220,204
642,000 5.125%,  4/30/2031
b,c
604,842
Owens & Minor, Inc.
286,000 6.625%,  4/1/2030
b,c
277,619
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 548,091
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
c
348,997
234,000 6.125%,  9/15/2032
c
239,114

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Consumer Non-Cyclical  0.7% - continued
Perrigo Finance Unlimited
Company
$ 284,000 4.900%,  6/15/2030 $ 276,597
153,000 6.125%,  9/30/2032 154,181
Pfizer Investment Enterprises,
Private Ltd.
1,386,000 5.300%,  5/19/2053 1,433,739
611,000 5.110%,  5/19/2043 622,091
Philip Morris International, Inc.
619,000 5.500%,  9/7/2030 655,293
299,000 5.125%,  2/13/2031 310,780
923,000 5.375%,  2/15/2033 965,309
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
230,603
397,000 4.500%,  9/15/2031
c
370,881
227,000 6.250%,  10/15/2034
c,g
228,431
Prime Healthcare Services, Inc.
255,000 9.375%,  9/1/2029
c
263,028
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
c
1,028,562
Royalty Pharma plc
546,000 5.150%,  9/2/2029 560,027
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 125,008
Simmons Foods, Inc.
649,000 4.625%,  3/1/2029
c
615,748
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
c
177,585
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
c
36,771
Star Parent, Inc.
179,000 9.000%,  10/1/2030
c
192,171
Sysco Corporation
935,000 6.600%,  4/1/2040 1,059,556
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054 304,566
925,000 3.175%,  7/9/2050 664,088
600,000 5.650%,  7/5/2044 631,312
Tenet Healthcare Corporation
990,000 5.125%,  11/1/2027 986,258
267,000 4.375%,  1/15/2030 256,168
407,000 6.750%,  5/15/2031 424,245
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 173,011
Teva Pharmaceutical Finance
Netherlands III BV
390,000 3.150%,  10/1/2026 374,871
US Acute Care Solutions, LLC
163,000 9.750%,  5/15/2029
c
168,829
Viterra Finance BV
774,000 3.200%,  4/21/2031
c
707,920
Wyeth, LLC
619,000 6.500%,  2/1/2034 713,047
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,382,208
Total 62,533,584
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
152,000 7.500%,  10/1/2029
c,g
154,014
Principal
Amount Long-Term Fixed Income  20.0% Value
Energy  0.5% - continued
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 352,000 5.375%,  6/15/2029
c
$ 348,299
Archrock Partners, LP/Archrock
Partners Finance Corporation
244,000 6.250%,  4/1/2028
c
245,212
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
332,000 8.250%,  12/31/2028
c
340,125
166,000 5.875%,  6/30/2029
c
163,991
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
c
351,345
80,000 7.375%,  3/15/2032
c
79,708
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
276,530
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,112,689
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
221,117
325,000 6.875%,  7/1/2029
c
332,985
California Resources Corporation
199,000 8.250%,  6/15/2029
c
202,797
Canadian Natural Resources, Ltd.
437,000 2.950%,  7/15/2030 399,533
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,427,349
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034
c
175,884
Civitas Resources, Inc.
232,000 8.375%,  7/1/2028
c
241,157
432,000 8.750%,  7/1/2031
c
457,288
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
197,062
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
640,946
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
162,033
Comstock Resources, Inc.
322,000 6.750%,  3/1/2029
c
313,382
410,000 5.875%,  1/15/2030
c
383,386
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
1,019,838
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
369,771
Crescent Energy Finance, LLC
497,000 7.625%,  4/1/2032
c
497,157
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
378,773
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
c
143,146
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 866,597
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
c
265,918
Enbridge, Inc.
608,000 5.250%,  4/5/2027 622,510

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Energy  0.5% - continued
Enerflex, Ltd.
$ 141,000 9.000%,  10/15/2027
c
$ 145,457
Energy Transfer, LP
391,000 8.000%,  5/15/2054
d
420,704
639,000 4.000%,  10/1/2027 632,585
970,000 4.900%,  3/15/2035 957,532
800,000 5.150%,  2/1/2043 750,132
1,100,000 6.000%,  6/15/2048 1,126,202
EnLink Midstream Partners, LP
331,000 5.600%,  4/1/2044 316,350
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 626,335
EQM Midstream Partners, LP
933,000 4.750%,  1/15/2031
c
903,431
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,123,585
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 279,626
400,000 7.875%,  5/15/2032 407,258
Gulfport Energy Corporation
116,000 6.750%,  9/1/2029
c
117,357
Halliburton Company
633,000 4.850%,  11/15/2035 632,060
615,000 5.000%,  11/15/2045 589,136
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
426,727
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
345,655
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
c
525,335
161,000 6.000%,  4/15/2030
c
156,931
279,000 6.250%,  4/15/2032
c
271,557
Howard Midstream Energy
Partners, LLC
464,000 7.375%,  7/15/2032
c
480,565
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
445,256
Kodiak Gas Services, LLC
200,000 7.250%,  2/15/2029
c
206,981
Kraken Oil & Gas Partners, LLC
209,000 7.625%,  8/15/2029
c
208,719
Laredo Petroleum, Inc.
330,000 7.750%,  7/31/2029
c
328,329
MEG Energy Corporation
260,000 5.875%,  2/1/2029
c
254,348
Moss Creek Resources Holdings,
Inc.
174,000 8.250%,  9/1/2031
c
171,813
MPLX, LP
1,231,000 4.950%,  9/1/2032 1,235,671
230,000 5.000%,  3/1/2033 230,127
Nabors Industries, Inc.
161,000 7.375%,  5/15/2027
c
161,359
411,000 9.125%,  1/31/2030
c
423,863
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,009,023
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
136,371
199,000 8.375%,  2/15/2032
c
205,080
Principal
Amount Long-Term Fixed Income  20.0% Value
Energy  0.5% - continued
Noble Finance II, LLC
$ 338,000 8.000%,  4/15/2030
c
$ 348,746
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
c
354,285
NuStar Logistics, LP
324,000 6.375%,  10/1/2030 336,190
Occidental Petroleum Corporation
244,000 5.000%,  8/1/2027 247,358
ONEOK, Inc.
465,000 5.700%,  11/1/2054 462,355
347,000 5.000%,  3/1/2026 348,582
540,000 4.750%,  10/15/2031 540,001
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 269,482
Permian Resources Operating,
LLC
313,000 6.250%,  2/1/2033
c
318,050
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
273,608
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
c
220,541
Range Resources Corporation
273,000 4.750%,  2/15/2030
c
263,338
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
397,856
Saturn Oil & Gas, Inc.
194,000 9.625%,  6/15/2029
c
191,659
Schlumberger Holdings
Corporation
317,000 5.000%,  5/29/2027
c
323,506
SM Energy Company
245,000 6.500%,  7/15/2028 244,731
114,000 7.000%,  8/1/2032
c
114,441
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029
c
486,266
193,000 5.584%,  10/1/2034
c
194,857
Southwestern Energy Company
235,000 4.750%,  2/1/2032 224,806
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 160,726
Suncor Energy, Inc.
986,000 7.150%,  2/1/2032 1,112,421
Sunoco, LP
482,000 7.000%,  5/1/2029
c
503,602
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 230,144
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
c
597,365
241,000 7.375%,  2/15/2029
c
243,718
Talos Production, Inc.
170,000 9.000%,  2/1/2029
c
175,042
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 1,019,803
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
339,660

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Energy  0.5% - continued
TGNR Intermediate Holdings, LLC
$ 361,000 5.500%,  10/15/2029
c
$ 342,993
TotalEnergies Capital SA
452,000 5.275%,  9/10/2054 452,651
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
c
334,754
Transocean, Inc.
173,400 8.750%,  2/15/2030
c
180,792
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
289,417
Valaris, Ltd.
339,000 8.375%,  4/30/2030
c
349,171
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
c
456,450
290,000 4.125%,  8/15/2031
c
269,622
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
622,384
301,000 9.000%,  9/30/2029
c,d,i
305,102
234,000 7.000%,  1/15/2030
c
239,058
692,000 8.375%,  6/1/2031
c
730,701
482,000 9.875%,  2/1/2032
c
535,594
Viridien SA
80,000 8.750%,  4/1/2027
c
77,965
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 658,107
308,000 6.150%,  4/1/2033 325,578
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 596,594
1,015,000 7.500%,  1/15/2031 1,156,742
Total 48,108,816
Financials  1.7%
Acrisure, LLC/Acrisure Finance,
Inc.
114,000 4.250%,  2/15/2029
c
107,695
162,000 7.500%,  11/6/2030
c
166,713
AEGON Funding Company, LLC
906,000 5.500%,  4/16/2027
b,c
925,998
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 716,537
1,250,000 3.875%,  1/23/2028 1,228,676
550,000 3.400%,  10/29/2033 486,614
AG TTMT Escrow Issuer, LLC
125,000 8.625%,  9/30/2027
c
128,150
Agree, LP
444,000 5.625%,  6/15/2034 464,482
Air Lease Corporation
169,000 4.650%,  6/15/2026
d,i
164,739
1,415,000 3.000%,  2/1/2030 1,304,242
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
c
650,389
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
c
152,213
352,000 6.750%,  4/15/2028
c
357,700
231,000 7.000%,  1/15/2031
c
237,374
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,351,749
251,000 6.700%,  2/14/2033 256,697
Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
American Express Company
$ 298,000 5.098%,  2/16/2028
d
$ 303,716
418,000 5.043%,  7/26/2028
d
427,083
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 858,875
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,286,117
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
136,245
394,000 4.875%,  6/30/2029
c
377,804
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,d
612,823
Aon North America, Inc.
455,000 5.750%,  3/1/2054 481,998
Apollo Debt Solutions BDC
652,000 6.700%,  7/29/2031
b,c
671,699
Ares Capital Corporation
455,000 3.250%,  7/15/2025 448,224
1,100,000 3.875%,  1/15/2026 1,083,977
550,000 2.150%,  7/15/2026 522,651
533,000 5.875%,  3/1/2029 545,806
Ares Strategic Income Fund
535,000 5.600%,  2/15/2030
c,g
530,767
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 181,266
226,000 5.750%,  7/15/2054 235,904
Associated Banc-Corp
750,000 4.250%,  1/15/2025 746,189
Avolon Holdings Funding, Ltd.
275,000 4.250%,  4/15/2026
c
272,156
758,000 5.750%,  3/1/2029
c
781,373
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
c
876,309
Banco Santander SA
1,200,000 4.175%,  3/24/2028
d
1,188,537
Bank of America Corporation
575,000 1.734%,  7/22/2027
d
548,946
800,000 3.824%,  1/20/2028
d
791,344
537,000 5.202%,  4/25/2029
d
552,147
500,000 2.087%,  6/14/2029
d
461,727
1,500,000 2.496%,  2/13/2031
d
1,359,823
1,475,000 1.922%,  10/24/2031
d
1,270,919
923,000 2.972%,  2/4/2033
d
826,586
1,844,000 4.571%,  4/27/2033
d
1,835,143
928,000 5.872%,  9/15/2034
d
1,001,181
367,000 5.468%,  1/23/2035
d
385,939
902,000 5.425%,  8/15/2035
d
924,643
1,230,000 3.846%,  3/8/2037
d
1,136,995
Bank of New York Mellon
Corporation
619,000 6.317%,  10/25/2029
d
665,822
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 315,188
Barclays plc
160,000 6.125%,  12/15/2025
d,i
159,461
930,000 6.496%,  9/13/2027
d
963,312
954,000 4.972%,  5/16/2029
d
964,613
864,000 4.942%,  9/10/2030
d
871,141
900,000 5.746%,  8/9/2033
d
941,223
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
c
202,660
Belrose Funding Trust
1,220,000 2.330%,  8/15/2030
c
1,046,849

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
Berkshire Hathaway Finance
Corporation
$ 1,231,000 2.850%,  10/15/2050 $ 865,158
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 316,035
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 910,049
600,000 6.250%,  1/25/2031
b,c
616,370
Blue Owl Capital Corporation II
465,000 8.450%,  11/15/2026
c
488,231
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 754,543
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
c
246,602
Blue Owl Technology Finance
Corporation II
620,000 6.750%,  4/4/2029
c
622,903
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
c,d
1,373,212
BPCE SA
1,091,000 3.500%,  10/23/2027
c
1,058,103
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
412,147
Camden Property Trust
1,012,000 3.150%,  7/1/2029 965,076
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,092,223
210,000 5.700%,  2/1/2030
b,d
217,473
Castlelake Aviation Finance DAC
168,000 5.000%,  4/15/2027
c
168,430
Centene Corporation
2,161,000 2.625%,  8/1/2031 1,852,999
Charles Schwab Corporation
1,303,000 2.450%,  3/3/2027 1,251,377
619,000 6.136%,  8/24/2034
d
676,669
Chubb INA Holdings, LLC
615,000 4.350%,  11/3/2045 567,652
Citibank NA
485,000 4.929%,  8/6/2026 492,145
Citigroup, Inc.
745,000 3.200%,  10/21/2026 729,708
1,094,000 3.668%,  7/24/2028
d
1,074,513
490,000 4.125%,  7/25/2028 486,029
915,000 3.520%,  10/27/2028
d
893,227
374,000 5.174%,  2/13/2030
d
384,188
1,308,000 4.910%,  5/24/2033
d
1,318,417
778,000 6.174%,  5/25/2034
d
830,122
Citizens Financial Group, Inc.
384,000 5.718%,  7/23/2032
d
398,227
CNA Financial Corporation
453,000 5.125%,  2/15/2034 463,235
Comerica, Inc.
219,000 5.982%,  1/30/2030
d
225,764
Constellation Insurance, Inc.
79,000 6.800%,  1/24/2030
c
79,510
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
c,d
1,270,378
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
d
335,416
462,000 4.350%,  4/5/2042 409,110
Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
Credit Acceptance Corporation
$ 300,000 9.250%,  12/15/2028
c
$ 320,821
Credit Suisse Group AG
900,000 7.250%,  N/A
*,j
90,000
Deutsche Bank AG/New York, NY
686,000 6.819%,  11/20/2029
d
738,455
1,175,000 3.729%,  1/14/2032
d
1,054,491
Discover Bank
1,170,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
1,208,163
Diversified Healthcare Trust
192,000 Zero Coupon,  1/15/2026
c
176,751
Drawbridge Special Opportunities
Fund, LP
564,000 3.875%,  2/15/2026
c
549,512
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 840,450
820,000 4.625%,  5/15/2042 768,339
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
c
98,987
EPR Properties
405,000 4.950%,  4/15/2028 401,394
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054
c
660,460
Fifth Third Bancorp
484,000 6.339%,  7/27/2029
d
514,457
First Horizon Bank
755,000 5.750%,  5/1/2030 766,592
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
403,268
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 569,875
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
677,759
Fortress Transportation and
Infrastructure Investors, LLC
171,000 5.500%,  5/1/2028
c
170,285
299,000 7.000%,  5/1/2031
c
315,148
232,000 7.000%,  6/15/2032
c
243,531
Freedom Mortgage Corporation
168,000 7.625%,  5/1/2026
c
169,500
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
392,911
163,000 9.125%,  5/15/2031
c
167,582
FS KKR Capital Corporation
1,300,000 3.400%,  1/15/2026 1,267,355
GGAM Finance, Ltd.
153,000 7.750%,  5/15/2026
c
156,448
166,000 8.000%,  6/15/2028
c
177,928
452,000 5.875%,  3/15/2030
c
452,592
Global Aircraft Leasing Company,
Ltd.
391,000 8.750%,  9/1/2027
c
396,769
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
487,000 3.750%,  12/15/2027
c
453,977
goeasy, Ltd.
269,000 9.250%,  12/1/2028
c
289,622
165,000 7.625%,  7/1/2029
c
170,942

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
Goldman Sachs Bank USA/New
York, NY
$ 908,000 5.414%,  5/21/2027
d
$ 922,698
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 406,114
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
d
748,351
931,000 6.484%,  10/24/2029
d
1,002,537
275,000 1.992%,  1/27/2032
d
235,240
2,326,000 3.102%,  2/24/2033
d
2,092,778
Health Care Service Corporation
651,000 5.450%,  6/15/2034
c
676,997
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 203,905
Highwoods Realty, LP
618,000 7.650%,  2/1/2034 710,491
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
c
98,862
HSBC Holdings plc
200,000 6.875%,  9/11/2029
d,i
206,021
900,000 5.402%,  8/11/2033
d
932,313
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
485,516
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
d
788,079
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
250,000 6.250%,  5/15/2026 248,050
660,000 5.250%,  5/15/2027 632,439
Intesa Sanpaolo SPA
201,000 4.198%,  6/1/2032
c,d
179,137
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 645,421
J.P. Morgan Chase & Company
244,000 4.000%,  4/1/2025
d,i
240,759
720,000 1.578%,  4/22/2027
d
689,738
1,230,000 2.947%,  2/24/2028
d
1,192,931
903,000 4.979%,  7/22/2028
d
920,610
1,475,000 4.203%,  7/23/2029
d
1,469,512
900,000 2.522%,  4/22/2031
d
817,479
1,100,000 1.953%,  2/4/2032
d
945,194
1,229,000 4.586%,  4/26/2033
d
1,229,260
923,000 4.912%,  7/25/2033
d
942,733
651,000 5.766%,  4/22/2035
d
701,529
J.P. Morgan Chase Bank NA
500,000 5.110%,  12/8/2026 511,243
Jackson National Life Global
Funding
663,000 5.550%,  7/2/2027
c
681,010
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
253,143
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
130,261
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
133,015
331,000 9.500%,  2/15/2029
c
353,406
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 769,939
KeyCorp
450,000
6.324%,  (SOFRINDX +
1.250%), 5/23/2025
d
450,711
Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
Kilroy Realty, LP
$ 310,000 4.250%,  8/15/2029 $ 296,817
266,000 6.250%,  1/15/2036 272,354
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
166,000 4.250%,  2/1/2027
c
161,920
440,000 4.750%,  6/15/2029
c
429,736
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,d
85,140
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
d
959,599
Macquarie Airfinance Holdings,
Ltd.
300,000 6.400%,  3/26/2029
c
312,238
418,000 5.150%,  3/17/2030
c
418,909
80,000 6.500%,  3/26/2031
c
84,447
Manufacturers & Traders Trust
Company
923,000 4.700%,  1/27/2028 927,858
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 240,197
619,000 5.400%,  9/15/2033 658,152
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
c
761,730
Mitsubishi UFJ Financial Group,
Inc.
922,000 5.422%,  2/22/2029
d
953,346
900,000 2.048%,  7/17/2030 791,882
Molina Healthcare, Inc.
448,000 4.375%,  6/15/2028
c
435,534
117,000 3.875%,  5/15/2032
c
107,000
Morgan Stanley
1,925,000 4.350%,  9/8/2026 1,929,618
1,244,000 3.591%,  7/22/2028
d
1,218,938
615,000 5.164%,  4/20/2029
d
632,134
1,600,000 3.622%,  4/1/2031
d
1,536,265
615,000 5.250%,  4/21/2034
d
635,165
476,000 5.831%,  4/19/2035
d
511,294
1,076,000 5.297%,  4/20/2037
d
1,084,141
Morgan Stanley Direct Lending
Fund
448,000 6.150%,  5/17/2029
c
453,877
MPT Operating Partnership, LP/
MPT Finance Corporation
673,000 4.625%,  8/1/2029
b
541,316
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 542,487
Nationstar Mortgage Holdings,
Inc.
81,000 5.500%,  8/15/2028
c
80,184
170,000 6.500%,  8/1/2029
c
172,861
256,000 5.125%,  12/15/2030
c
245,581
NatWest Group plc
650,000 4.445%,  5/8/2030
d
645,468
925,000 6.475%,  6/1/2034
d
973,392
Navient Corporation
96,000 5.000%,  3/15/2027 95,151
106,000 5.500%,  3/15/2029 102,827

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 105,000 4.500%,  9/30/2028
c
$ 98,541
New York Life Global Funding
925,000 4.550%,  1/28/2033
c
928,941
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 628,256
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 735,114
875,000 3.375%,  2/1/2031 797,263
OneMain Finance Corporation
618,000 3.500%,  1/15/2027 590,697
745,000 3.875%,  9/15/2028 691,002
Panther Escrow Issuer, LLC
465,000 7.125%,  6/1/2031
c
487,743
Park Intermediate Holdings, LLC
457,000 4.875%,  5/15/2029
c
443,414
Pine Street Trust III
268,000 6.223%,  5/15/2054
c
290,525
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
d
320,837
887,000 5.492%,  5/14/2030
d
926,887
1,230,000 4.626%,  6/6/2033
d
1,212,501
PRA Group, Inc.
254,000 8.375%,  2/1/2028
c
262,969
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
636,483
294,000 5.250%,  1/15/2035
c
300,672
Prologis, LP
416,000 5.250%,  3/15/2054 422,436
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
d
1,161,023
Regency Centers, LP
1,050,000 4.125%,  3/15/2028 1,042,309
461,000 5.250%,  1/15/2034 475,868
Regions Financial Corporation
259,000 5.502%,  9/6/2035
d
263,567
Reinsurance Group of America,
Inc.
651,000 5.750%,  9/15/2034 685,770
RGA Global Funding
298,000 5.500%,  1/11/2031
c
311,469
RHP Hotel Properties, LP/RHP
Finance Corporation
80,000 4.750%,  10/15/2027 79,024
163,000 4.500%,  2/15/2029
c
157,716
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
137,159
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
c
413,721
301,000 3.875%,  3/1/2031
c
277,143
237,000 4.000%,  10/15/2033
c
211,709
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
c
81,915
61,000 5.875%,  8/1/2032
c
62,016
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
d
322,529
268,000 6.174%,  1/9/2030
d
279,762
Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
Santander UK Group Holdings plc
$ 1,000,000 1.673%,  6/14/2027
d
$ 951,209
Service Properties Trust
216,000 8.375%,  6/15/2029 215,757
265,000 8.625%,  11/15/2031
c
288,177
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 814,209
SLM Corporation
180,000 4.200%,  10/29/2025 177,945
Societe Generale SA
1,122,000 4.750%,  11/24/2025
c
1,114,747
Standard Chartered plc
551,000 5.688%,  5/14/2028
c,d
565,831
State Street Corporation
885,000 4.530%,  2/20/2029
d
893,990
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,112,485
922,000 5.710%,  1/13/2030 976,483
850,000 1.710%,  1/12/2031 719,188
Synchrony Financial
328,000 5.935%,  8/2/2030
b,d
336,975
169,000 7.250%,  2/2/2033 175,574
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,207,491
Toronto-Dominion Bank
805,000 5.523%,  7/17/2028 842,123
309,000 5.146%,  9/10/2034
d
311,950
Truist Financial Corporation
623,000 6.047%,  6/8/2027
d
639,286
440,000 5.125%,  12/15/2027
d,i
432,241
770,000 5.122%,  1/26/2034
d
778,460
390,000 5.711%,  1/24/2035
d
410,860
U.S. Bancorp
954,000 5.775%,  6/12/2029
d
999,825
244,000 5.836%,  6/12/2034
d
260,525
416,000 5.678%,  1/23/2035
d
440,959
UBS Group AG
123,000 4.875%,  2/12/2027
c,d,i
117,700
928,000 6.246%,  9/22/2029
c,d
985,204
767,000 3.091%,  5/14/2032
c,d
691,645
589,000 5.699%,  2/8/2035
c,d
621,738
300,000 5.379%,  9/6/2045
c,d
306,903
UniCredit SPA
163,000 5.861%,  6/19/2032
c,d
164,018
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
428,560
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 681,877
923,000 4.750%,  5/15/2052 880,177
Vornado Realty, LP
121,000 3.400%,  6/1/2031 104,317
Wells Fargo & Company
123,000 3.900%,  3/15/2026
d,i
119,544
125,000 3.000%,  4/22/2026 122,801
1,475,000 3.000%,  10/23/2026 1,441,604
923,000 3.526%,  3/24/2028
d
905,522
607,000 5.707%,  4/22/2028
d
626,782
1,400,000 2.393%,  6/2/2028
d
1,331,144
644,000 5.574%,  7/25/2029
d
670,021
507,000 5.389%,  4/24/2034
d
525,858
1,180,000 4.900%,  11/17/2045 1,106,949

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Financials  1.7% - continued
XHR, LP
$ 189,000 4.875%,  6/1/2029
c
$ 181,154
Total 162,366,523
Foreign Government  <0.1%
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
c
934,607
Saudi Arabian Oil Company
578,000 5.250%,  7/17/2034
c
594,361
Total 1,528,968
Mortgage-Backed Securities  6.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,120,270 2.000%,  1/1/2052 7,647,662
5,335,892 2.000%,  5/1/2051 4,474,950
20,722,151 2.500%,  5/1/2051 18,103,325
7,603,487 3.500%,  5/1/2052 7,132,625
8,974,483 4.000%,  5/1/2052 8,692,852
5,038,284 5.000%,  7/1/2053 5,071,698
2,710,741 5.500%,  7/1/2053 2,763,260
7,270,467 3.500%,  8/1/2052 6,814,799
5,537,965 5.000%,  8/1/2053 5,600,156
7,295,711 5.500%,  9/1/2053 7,495,251
3,560,453 3.500%,  9/1/2047 3,359,823
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,232,028 2.500%,  7/1/2030 4,078,616
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,890,177 3.000%,  12/1/2036 4,657,368
5,126,391 3.000%,  8/1/2038 4,908,611
7,973,972 3.500%,  5/1/2040 7,761,759
5,050,821 2.500%,  4/1/2042 4,536,502
2,227,116 2.000%,  5/1/2042 1,946,513
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
19,755,459 3.000%,  1/1/2052 17,898,075
2,034,598 2.000%,  2/1/2051 1,706,478
1,311,190 2.000%,  2/1/2051 1,099,733
5,533,977 2.500%,  2/1/2051 4,835,892
10,377,529 2.500%,  2/1/2051 9,013,778
5,683,517 2.000%,  3/1/2051 4,700,425
27,255,208 2.000%,  3/1/2051 22,574,668
12,209,817 4.000%,  3/1/2051 11,852,631
7,306,313 2.000%,  3/1/2052 6,124,790
20,528,427 3.000%,  3/1/2052 18,477,628
18,058,051 2.000%,  4/1/2051 14,956,936
12,900,864 3.000%,  4/1/2051 11,686,827
2,236,543 2.000%,  4/1/2052 1,867,654
13,601,189 3.000%,  5/1/2050 12,422,248
2,443,047 2.000%,  5/1/2051 2,038,035
9,344,795 3.000%,  5/1/2051 8,564,069
19,741,751 2.000%,  6/1/2050 16,470,829
7,630,115 3.000%,  6/1/2050 7,017,899
3,036,315 4.000%,  6/1/2052 2,920,096
3,771,462 5.000%,  6/1/2053 3,803,655
15,708,834 2.500%,  7/1/2051 13,805,119
4,802,815 3.500%,  7/1/2051 4,532,111
9,135,316 4.000%,  7/1/2052 8,786,141
Principal
Amount Long-Term Fixed Income  20.0% Value
Mortgage-Backed Securities  6.3% - continued
$ 2,076,348 2.500%,  8/1/2050 $ 1,830,504
10,072,969 3.500%,  8/1/2050 9,527,524
12,282,794 3.500%,  8/1/2052 11,453,419
18,419,252 4.500%,  8/1/2052 18,197,001
7,297,084 5.000%,  8/1/2053 7,359,400
14,401,020 6.000%,  8/1/2054 15,113,003
7,656,470 2.500%,  9/1/2051 6,700,303
3,716,061 3.500%,  9/1/2052 3,493,486
7,432,273 3.500%,  9/1/2052 6,985,040
6,043,015 5.000%,  9/1/2052 6,055,498
10,231,726 4.500%,  9/1/2053 10,077,743
6,167,161 4.500%,  9/1/2053 6,112,927
15,663,622 4.000%,  10/1/2052 15,109,341
2,360,868 2.000%,  11/1/2051 1,975,484
4,766,923 3.500%,  11/1/2052 4,488,684
9,807,701 2.000%,  12/1/2050 8,188,282
26,062,573 2.500%,  12/1/2051 22,738,997
15,125,578 4.500%,  12/1/2052 15,011,346
30,275,000 5.500%,  10/1/2041
g
30,625,569
5,050,000 6.000%,  10/1/2041
g
5,161,246
4,103,675 3.500%,  12/1/2047 3,872,530
12,050,000 4.000%,  10/1/2048
g
11,571,415
10,575,000 4.500%,  10/1/2048
g
10,395,511
5,585,000 5.000%,  10/1/2048
g
5,581,291
2,840,000 5.000%,  11/1/2048
g
2,838,558
18,500,000 3.000%,  10/1/2049
g
16,602,283
9,500,000 3.500%,  10/1/2049
g
8,846,091
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
18,244,782 2.500%,  3/1/2062 15,201,355
5,090,117 3.500%,  7/1/2061 4,657,836
7,673,329 4.000%,  12/1/2061 7,313,655
Total 605,286,809
Technology  0.4%
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052
b
572,492
Amentum Holdings, Inc.
254,000 7.250%,  8/1/2032
c
265,083
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 811,761
Apple, Inc.
973,000 2.650%,  2/8/2051 669,077
2,020,000 3.750%,  9/12/2047 1,740,482
Automatic Data Processing, Inc.
885,000 4.450%,  9/9/2034 887,049
Block, Inc.
175,000 3.500%,  6/1/2031 159,574
570,000 6.500%,  5/15/2032
c
593,551
Boost Newco Borrower, LLC
483,000 7.500%,  1/15/2031
c
518,282
Broadcom, Inc.
929,000 5.050%,  7/12/2027 949,480
354,000 3.469%,  4/15/2034
c
318,776
1,231,000 3.137%,  11/15/2035
c
1,052,671
1,350,000 3.187%,  11/15/2036
c
1,144,175
600,000 4.926%,  5/15/2037
c
599,481
Cadence Design Systems, Inc.
332,000 4.700%,  9/10/2034 334,070
Central Parent, Inc./CDK Global,
Inc.
169,000 7.250%,  6/15/2029
c
172,821

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Technology  0.4% - continued
Cisco Systems, Inc.
$ 301,000 5.300%,  2/26/2054 $ 319,358
307,000 4.950%,  2/26/2031 320,887
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
c
169,862
Cloud Software Group, Inc.
1,018,000 6.500%,  3/31/2029
c
1,012,876
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
c
82,773
CoreLogic, Inc.
100,000 4.500%,  5/1/2028
c
94,380
Dell International, LLC/EMC
Corporation
665,000 6.020%,  6/15/2026 680,960
Dell, Inc.
563,000 6.500%,  4/15/2038 618,700
Dye & Durham, Ltd.
249,000 8.625%,  4/15/2029
c
263,412
Fiserv, Inc.
326,000 2.250%,  6/1/2027 310,178
639,000 2.650%,  6/1/2030 582,222
613,000 5.350%,  3/15/2031 641,204
537,000 5.600%,  3/2/2033 568,696
645,000 5.150%,  8/12/2034 661,371
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
c
722,448
Gen Digital, Inc.
13,000 6.750%,  9/30/2027
c
13,357
199,000 7.125%,  9/30/2030
b,c
208,811
Global Payments, Inc.
607,000 5.950%,  8/15/2052 626,544
923,000 5.300%,  8/15/2029 948,760
Hewlett Packard Enterprise
Company
895,000 4.400%,  9/25/2027 895,972
528,000 4.850%,  10/15/2031 526,908
II-VI, Inc.
164,000 5.000%,  12/15/2029
c
160,354
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
558,228
580,000 5.250%,  7/15/2030
c
572,677
585,000 4.500%,  2/15/2031
c
554,929
KLA Corporation
923,000 3.300%,  3/1/2050 698,209
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 166,571
Mastercard, Inc.
729,000 3.950%,  2/26/2048 633,839
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 134,529
Micron Technology, Inc.
333,000 5.300%,  1/15/2031 346,009
Microsoft Corporation
375,000 3.041%,  3/17/2062 269,891
915,000 2.500%,  9/15/2050 619,973
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
146,416
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
c
239,488
151,000 5.125%,  4/15/2029
c
147,759
Neptune Bidco US, Inc.
552,000 9.290%,  4/15/2029
c
540,712
Principal
Amount Long-Term Fixed Income  20.0% Value
Technology  0.4% - continued
Newfold Digital Holdings Group,
Inc.
$ 100,000 11.750%,  10/15/2028
c
$ 98,429
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 498,303
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 477,586
480,000 3.250%,  5/11/2041 374,607
Open Text Corporation
207,000 3.875%,  12/1/2029
c
192,425
Open Text Holdings, Inc.
675,000 4.125%,  2/15/2030
c
633,595
Oracle Corporation
615,000 6.900%,  11/9/2052 741,309
290,000 4.700%,  9/27/2034 289,236
1,815,000 3.850%,  7/15/2036 1,641,397
1,250,000 4.000%,  7/15/2046 1,036,925
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054 570,395
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
b,c
82,494
PTC, Inc.
157,000 4.000%,  2/15/2028
c
152,304
RingCentral, Inc.
459,000 8.500%,  8/15/2030
c
491,060
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
207,673
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 652,441
Seagate HDD Cayman
327,350 9.625%,  12/1/2032 380,099
Sensata Technologies BV
182,000 4.000%,  4/15/2029
c
173,497
Sensata Technologies, Inc.
95,000 3.750%,  2/15/2031
c
86,977
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
c
188,042
43,000 6.750%,  8/15/2032
c
44,894
SK Hynix, Inc.
500,000 5.500%,  1/16/2027
c
510,625
SS&C Technologies, Inc.
473,000 5.500%,  9/30/2027
c
472,795
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 617,121
UKG, Inc.
165,000 6.875%,  2/1/2031
c
170,495
Verisk Analytics, Inc.
454,000 5.250%,  6/5/2034 468,932
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
c
359,335
Visa, Inc.
1,284,000 2.700%,  4/15/2040 1,009,996
VMware, LLC
565,000 4.650%,  5/15/2027 568,969
900,000 2.200%,  8/15/2031 773,050
Xerox Holdings Corporation
40,000 5.000%,  8/15/2025
c
39,631
644,000 5.500%,  8/15/2028
c
549,847
Total 41,402,572

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Transportation  0.1%
Air Canada
$ 325,000 3.875%,  8/15/2026
c
$ 316,480
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
b,c
117,778
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
778,167 5.500%,  4/20/2026
c
775,947
246,767 5.750%,  4/20/2029
c
246,358
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
b,c
201,896
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 499,210
608,000 5.750%,  5/1/2040 664,438
625,000 4.450%,  3/15/2043 587,382
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 576,699
CSX Corporation
900,000 3.800%,  4/15/2050 740,982
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,338,413
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
645,926
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
148,500 11.000%,  4/15/2029
c
149,094
JetBlue Airways Corporation/
JetBlue Loyalty, LP
420,000 9.875%,  9/20/2031
c
442,405
Mileage Plus Holdings, LLC
846,450 6.500%,  6/20/2027
c
856,975
Penske Truck Leasing Company,
LP/PTL Finance Corporation
623,000 5.750%,  5/24/2026
c
634,286
Rand Parent, LLC
356,000 8.500%,  2/15/2030
c
363,064
RXO, Inc.
413,000 7.500%,  11/15/2027
c
425,931
Stena International SA
265,000 7.250%,  1/15/2031
c
278,470
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 795,322
United Airlines, Inc.
377,000 4.375%,  4/15/2026
c
370,949
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
99,554
194,000 6.375%,  2/1/2030
b,c
166,672
Total 11,294,231
U.S. Government & Agencies  6.5%
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,328,447
1,093,000 3.625%,  5/15/2053 994,673
7,260,000 1.625%,  11/15/2050 4,270,355
14,500,000 4.750%,  11/15/2053 16,016,270
19,150,000 5.250%,  11/15/2028 20,392,506
2,975,000 4.375%,  5/15/2040 3,109,340
44,475,000 1.375%,  11/15/2040 30,180,457
1,340,000 3.000%,  5/15/2042 1,151,981
5,750,000 3.250%,  5/15/2042 5,112,109
Principal
Amount Long-Term Fixed Income  20.0% Value
U.S. Government & Agencies  6.5% - continued
$ 68,726,000 2.500%,  5/15/2046 $ 51,799,538
46,100,000 2.875%,  5/15/2049 36,391,988
U.S. Treasury Notes
37,500,000 3.875%,  3/31/2025 37,408,887
20,800,000 5.000%,  8/31/2025 20,973,875
8,000,000 4.250%,  12/31/2025 8,036,250
52,575,000 2.625%,  1/31/2026 51,780,214
2,300,000 0.500%,  2/28/2026 2,196,859
90,300,000 2.500%,  2/28/2026 88,705,641
6,400,000 4.625%,  2/28/2026 6,471,250
38,900,000 4.375%,  7/31/2026 39,368,016
7,285,000 2.250%,  11/15/2027 7,000,714
13,950,000 3.875%,  12/31/2027 14,082,961
1,500,000 0.750%,  1/31/2028 1,367,695
30,100,000 3.500%,  1/31/2028 30,031,805
15,300,000 3.625%,  3/31/2028 15,331,078
72,550,000 2.875%,  5/15/2028 70,818,435
21,000,000 4.375%,  8/31/2028 21,606,211
270,000 1.375%,  11/15/2031 231,219
32,000,000 4.500%,  11/15/2033 33,793,750
Total 621,952,524
Utilities  0.4%
AES Corporation
1,227,000 3.950%,  7/15/2030
c
1,170,147
Alpha Generation, LLC
149,000 6.750%,  10/15/2032
c
151,100
American Electric Power
Company, Inc.
537,000 5.625%,  3/1/2033 566,561
American Water Capital
Corporation
604,000 5.450%,  3/1/2054 634,382
Appalachian Power Company
750,000 3.300%,  6/1/2027 732,112
Atmos Energy Corporation
150,000 5.000%,  12/15/2054
g
146,507
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,092,062
Calpine Corporation
546,000 4.500%,  2/15/2028
c
533,108
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 266,828
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 844,178
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 529,469
1,250,000 4.125%,  5/15/2049 1,063,356
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 340,693
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 913,571
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
d
86,028
81,000 7.000%,  6/1/2054
d
88,438
DTE Electric Company
965,000 3.700%,  3/15/2045 802,398
475,000 3.700%,  6/1/2046 398,360
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 873,164

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.0% Value
Utilities  0.4% - continued
Duke Energy Corporation
$ 117,000 6.450%,  9/1/2054
d
$ 121,481
918,000 5.450%,  6/15/2034 958,059
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 685,683
Edison International
725,000 5.750%,  6/15/2027 748,188
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
644,273
Essential Utilities, Inc.
280,000 4.800%,  8/15/2027 283,738
Eversource Energy
769,000 4.750%,  5/15/2026 773,340
Exelon Corporation
585,000 4.700%,  4/15/2050 536,639
983,000 4.450%,  4/15/2046 874,871
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 704,750
Georgia Power Company
523,000 4.950%,  5/17/2033 537,639
303,000 5.250%,  3/15/2034 317,660
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 737,765
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
394,008
Lightning Power, LLC
487,000 7.250%,  8/15/2032
c
512,099
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 786,279
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 374,072
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
c
584,456
NiSource, Inc.
82,000 6.375%,  3/31/2055
d
83,534
900,000 5.650%,  2/1/2045 932,838
NRG Energy, Inc.
176,000 5.750%,  1/15/2028 177,309
141,000 3.375%,  2/15/2029
c
131,438
240,000 5.250%,  6/15/2029
c
239,203
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 772,076
618,000 5.550%,  5/15/2029 641,938
538,000 4.550%,  7/1/2030 533,844
619,000 6.950%,  3/15/2034 703,518
300,000 5.800%,  5/15/2034 317,055
PG&E Corporation
471,000 5.000%,  7/1/2028 466,884
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 658,963
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 467,097
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 697,022
Public Service Enterprise Group,
Inc.
619,000 5.875%,  10/15/2028 652,843
Principal
Amount Long-Term Fixed Income  20.0% Value
Utilities  0.4% - continued
San Diego Gas & Electric
Company
$ 940,000 4.150%,  5/15/2048 $ 804,330
Southern California Edison
Company
949,000 4.000%,  4/1/2047 793,244
Southern Company
1,231,000 5.113%,  8/1/2027 1,259,487
885,000 4.850%,  3/15/2035 892,134
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 538,749
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 496,082
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
358,551
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
c
742,007
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 227,013
850,000 4.600%,  12/1/2048 783,969
Vistra Corporation
163,000 8.000%,  10/15/2026
c,d,i
170,749
407,000 7.000%,  12/15/2026
c,d,i
415,467
Vistra Operations Company, LLC
1,005,000 5.000%,  7/31/2027
c
1,000,090
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 457,696
Total 38,222,592
Total Long-Term Fixed Income
(cost $1,978,873,896) 1,910,958,657
Shares Private Equity Funds 0.6% Value
Secondary  0.6%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,k
2,674,334
1 ASF IX, LP
*,a,k
6,186,220
1 ASF VIII Sidecar (Cayman), LP
*,a,k
1,792,674
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,a,k
5,551,444
1 LCP X (Offshore), LP
*,a,k
29,823,000
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,k
10,937,115
Total 56,964,787
Total Private Equity Funds
(cost $42,600,978) 56,964,787
Shares
Collateral Held for Securities
Loaned 0.2% Value
16,789,672 Thrivent Cash Management Trust 16,789,672
Total Collateral Held for
Securities Loaned
(cost $16,789,672) 16,789,672

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 11.9% Value
Federal Home Loan Bank Discount
Notes
200,000 5.240%, 10/4/2024
l,m
$ 199,897
5,600,000 5.170%, 10/9/2024
l,m
5,593,490
5,500,000 5.100%, 10/16/2024
l,m
5,488,633
3,900,000 5.195%, 10/18/2024
l,m
3,890,932
2,100,000 5.215%, 10/30/2024
l,m
2,091,863
2,300,000 4.930%, 11/8/2024
l,m
2,288,738
35,500,000 4.864%, 11/13/2024
l,m
35,303,882
12,200,000 4.861%, 11/15/2024
l,m
12,129,538
500,000 4.613%, 11/20/2024
l,m
496,798
8,900,000 4.796%, 11/22/2024
l,m
8,840,775
11,400,000 4.809%, 11/29/2024
l,m
11,314,120
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 5.170%, 10/22/2024
l,m
199,432
Federal National Mortgage
Association Discount Notes
600,000 4.985%, 11/8/2024
l,m
597,062
Thrivent Core Short-Term Reserve
Fund
104,227,699 5.250% 1,042,276,991
U.S. Treasury Bills
1,590,000 5.098%, 10/24/2024
l,n
1,585,203
500,000 4.883%, 11/12/2024
l,n
497,282
500,000 4.564%, 11/19/2024
l,o
496,836
Total Short-Term Investments
(cost $1,133,145,159) 1,133,291,472
Total Investments (cost
$7,813,393,257) 100.9% $9,650,902,734
Other Assets and Liabilities, Net
(0.9%) (89,803,575)
Total Net Assets 100.0% $9,561,099,159
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $292,864,034 or
3.1% of total net assets.
d Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At September 30, 2024, $397,469 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of September 30, 2024
was $57,054,787 or 0.60% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 4,312,050
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,576,123
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 4,368,000
LCP X (Offshore), LP  10/25/2023 22,984,805
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 9,360,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 12,597,262
Common Stock 3,558,429
Total lending $16,155,691
Gross amount payable upon return of
collateral for securities loaned $16,789,672
Net amounts due to counterparty $633,981

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,357,369,313 3,357,369,313 – –
U.S. Unaffiliated 46,778,604 46,778,604 – –
Common Stock
Communications Services 217,711,406 217,711,406 – –
Consumer Discretionary 332,065,136 332,065,136 – –
Consumer Staples 66,671,897 66,671,897 – –
Energy 57,052,040 57,052,040 – –
Financials 332,564,828 332,564,828 – –
Health Care 318,021,079 318,021,079 – –
Industrials 297,994,008 295,488,907 2,505,101 –
Information Technology 807,616,372 805,923,586 1,692,786 –
Materials 59,959,224 59,691,652 267,572 –
Real Estate 90,801,226 90,801,226 – –
Utilities 42,662,700 42,662,700 – –
Long-Term Fixed Income
Asset-Backed Securities 50,266,659 – 50,266,659 –
Basic Materials 15,197,987 – 15,197,987 –
Capital Goods 34,268,967 – 34,268,967 –
Collateralized Mortgage Obligations 70,841,910 – 70,841,910 –
Commercial Mortgage-Backed Securities 36,721,167 – 36,721,167 –
Communications Services 51,897,932 – 51,897,932 –
Consumer Cyclical 59,067,416 – 59,067,416 –
Consumer Non-Cyclical 62,533,584 – 62,533,584 –
Energy 48,108,816 – 48,108,816 –
Financials 162,366,523 – 162,366,523 –
Foreign Government 1,528,968 – 1,528,968 –
Mortgage-Backed Securities 605,286,809 – 605,286,809 –
Technology 41,402,572 – 41,402,572 –
Transportation 11,294,231 – 11,294,231 –
U.S. Government & Agencies 621,952,524 – 621,952,524 –
Utilities 38,222,592 – 38,222,592 –
Private Equity Funds
Secondary 56,964,787 – – 56,964,787
Short-Term Investments 91,014,481 – 91,014,481 –
Subtotal Investments in Securities $8,086,205,758 $6,022,802,374 $2,006,438,597 $56,964,787
Other Investments  * Total
Affiliated Short-Term Investments 1,042,276,991
U.S. Affiliated Registered Investment Cos. 505,630,313
Collateral Held for Securities Loaned 16,789,672
Subtotal Other Investments $1,564,696,976
Total Investments at Value $9,650,902,734
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 43,327,811 43,327,811 – –
Total Asset Derivatives $43,327,811 $43,327,811 $– $–
Liability Derivatives
Futures Contracts 46,540,912 42,735,690 3,805,222 –
Total Rate of Return Swaps 2,209,191 – 2,209,191 –
Total Liability Derivatives $48,750,103 $42,735,690 $6,014,413 $–

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$88,435,160 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 655 December 2024 $ 74,866,271 ( $ 12,052)
CBOT 2-Yr. U.S. Treasury Note 1,536 December 2024 319,192,013 667,991
CBOT 5-Yr. U.S. Treasury Note 960 December 2024 105,418,157 69,341
CBOT U.S. Long Bond 195 December 2024 24,332,895 (116,333)
CME E-mini Russell 2000 Index 33 December 2024 3,644,915 66,265
CME E-mini S&P 500 Index 5,631 December 2024 1,594,494,309 42,507,778
CME E-mini S&P Mid-Cap 400 Index 2 December 2024 613,284 16,436
CME Ultra Long Term U.S. Treasury Bond 305 December 2024 40,901,866 (308,273)
Ultra 10-Yr. U.S. Treasury Note 292 December 2024 34,586,822 (44,133)
Total Futures Long Contracts $ 2,198,050,532 $ 42,847,020
CME E-mini Russell 2000 Index (3,779) December 2024 ( $ 406,887,381) ( $ 18,098,959)
CME E-mini S&P Mid-Cap 400 Index (1,491) December 2024 (453,669,741) (15,786,519)
CME Euro Foreign Exchange Currency (768) December 2024 (106,320,468) (877,932)
Eurex Euro STOXX 50 Index (1,932) December 2024 (104,607,000) (3,805,222)
ICE mini MSCI EAFE Index (739) December 2024 (89,957,968) (1,966,242)
ICE US mini MSCI Emerging Markets Index (1,465) December 2024 (80,375,028) (5,525,247)
Total Futures Short Contracts ( $ 1,241,817,586) ($46,060,121)
Total Futures Contracts $ 956,232,946 ($3,213,101)
The following table presents Moderate Allocation Portfolio's total rate of return swap contracts held as of September 30, 2024. Investments totaling $2,010,702 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 24,104,085 ( $ 2,209,191) $ – ( $ 2,209,191)
Total Rate of Return Swaps ( $ 2,209,191) $ – ($2,209,191)

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $169,432 $7,167 $25,728 $158,413 18,904 1.5%
Core Emerging Markets Equity 52,869 – – 61,842 6,063 0.7
Core Low Volatility Equity 66,110 – 61,000 6,220 509 0.1
Core Mid Cap Value 125,468 – 9,000 128,818 10,991 1.4
Core Small Cap Value 143,063 – 14,200 150,337 13,039 1.5
Global Stock 521,008 25,999 47,000 556,105 36,498 5.8
High Yield 113,378 5,382 7,091 113,963 26,799 1.2
Income 360,810 11,435 36,931 343,434 37,821 3.6
International Allocation 293,868 9,508 – 330,193 31,967 3.5
International Index 66,934 1,856 – 75,538 5,170 0.8
Large Cap Value 1,011,649 47,036 – 1,158,202 48,129 12.1
Limited Maturity Bond 199,145 5,583 18,911 190,410 19,338 2.0
Mid Cap Stock 485,985 8,257 142,000 398,565 18,435 4.2
Small Cap Stock 169,216 1,144 – 190,958 9,584 2.0
Total U.S. Affiliated Registered Investment
Companies 3,778,935 3,862,998 40.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 1,056,948 1,603,416 1,618,087 1,042,277 104,228 10.9
Total Affiliated Short-Term Investments 1,056,948 1,042,277 10.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,701 235,726 235,637 16,790 16,790 0.2
Total Collateral Held for Securities Loaned 16,701 16,790 0.2
Total Value $4,852,584 $4,922,065
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($6,188) $13,730 $ – $7,167
Core Emerging Markets Equity – 8,973 – –
Core Low Volatility Equity 1,821 (711) – –
Core Mid Cap Value Fund 748 11,602 – –
Core Small Cap Value Fund 866 20,608 – –
Global Stock 325 55,773 15,432 10,567
High Yield (1,092) 3,386 – 5,386
Income (4,719) 12,839 – 11,443
International Allocation – 26,817 – 9,509
International Index – 6,748 – 1,857
Large Cap Value – 99,517 29,650 17,386
Limited Maturity Bond (314) 4,907 – 5,569
Mid Cap Stock 21,159 25,164 5,500 2,757
Small Cap Stock – 20,599 – 1,144
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% – – – 43,143
Total Income/Non Cash Income from Affiliated
Investments $115,928
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 83
Total Affiliated Income from Securities Loaned, Net $83
Total Value $12,606 $309,952 $ 50,582

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   47.3% Value
U.S. Affiliated   46.9%
6,528,400 Thrivent Core Emerging Markets
Debt Fund $ 54,707,996
13,433,477 Thrivent Core Emerging Markets
Equity Fund 137,021,464
4,962,819 Thrivent Core International Equity
Fund 56,476,883
478,067 Thrivent Core Low Volatility Equity
Fund 5,846,756
8,935,208 Thrivent Core Mid Cap Value Fund 104,720,637
8,941,560 Thrivent Core Small Cap Value
Fund 103,096,188
40,535,013 Thrivent Global Stock Portfolio 617,615,785
9,173,815 Thrivent High Yield Portfolio 39,011,649
12,802,799 Thrivent Income Portfolio 116,255,815
53,541,740 Thrivent International Allocation
Portfolio 553,037,992
3,676,499 Thrivent International Index
Portfolio 53,716,225
34,592,185 Thrivent Large Cap Value Portfolio 832,450,561
6,686,057 Thrivent Limited Maturity Bond
Portfolio 65,832,257
19,517,476 Thrivent Mid Cap Stock Portfolio 421,975,643
9,842,126 Thrivent Small Cap Stock Portfolio 196,104,357
Total 3,357,870,208
U.S. Unaffiliated   0.4%
10,861 Invesco QQQ Trust Series 1 5,300,928
24,978 iShares Broad USD High Yield
Corporate Bond ETF 940,421
39,540 SPDR S&P 500 ETF Trust 22,686,471
16,469 SPDR S&P Biotech ETF 1,627,137
Total 30,554,957
Total Registered Investment
Companies (cost $2,545,324,038) 3,388,425,165
Shares Common Stock 30.0% Value
Communications Services  2.3%
69,931 Alphabet, Inc., Class A 11,598,056
375,610 Alphabet, Inc., Class C 62,798,236
60,877 Altice USA, Inc.
a
149,757
25,155 AMC Networks, Inc.
a
218,597
14,882 Bandwidth, Inc.
a
260,584
187,571 Cargurus, Inc.
a
5,632,757
867 Charter Communications, Inc.
a
280,977
23,233 Cogent Communications Holdings 1,763,849
34,672 Comcast Corporation 1,448,250
97,334 E.W. Scripps Company
a
218,515
7,011 Electronic Arts, Inc. 1,005,658
8,067 Entravision Communications
Corporation 16,699
43,906 iHeartMedia, Inc.
a
81,226
54,003 Integral Ad Science Holding
Corporation
a
583,772
19,040 Iridium Communications, Inc. 579,768
7,737 Liberty Global, Ltd., Class A
a
163,328
23,588 Liberty Latin America, Ltd., Class
A
a
225,973
4,249 Liberty Media Corporation-Liberty
Live Group
a
218,101
50,468 Lumen Technologies, Inc.
a
358,323
28,445 Magnite, Inc.
a
393,963
103,664 Meta Platforms, Inc. 59,341,420
7,488 Netflix, Inc.
a
5,311,014
Shares Common Stock  30.0% Value
Communications Services  2.3% - continued
16,827 New York Times Company $ 936,759
2,261 Omnicom Group, Inc. 233,765
79,077 Pinterest, Inc.
a
2,559,723
135,939 QuinStreet, Inc.
a
2,600,513
6,427 Sinclair, Inc. 98,333
13,623 Sirius XM Holdings, Inc. 322,184
6,968 TechTarget, Inc.
a
170,368
16,073 Telephone and Data Systems, Inc. 373,697
26,567 Trade Desk, Inc.
a
2,913,072
58,833 Verizon Communications, Inc. 2,642,190
25,307 Warner Brothers Discovery, Inc.
a
208,783
Total 165,708,210
Consumer Discretionary  3.8%
424 Adient plc
a
9,570
346,037 Amazon.com, Inc.
a
64,477,074
57,693 American Axle & Manufacturing
Holdings, Inc.
a
356,543
42,150 American Eagle Outfitters, Inc. 943,738
10,534 Aptiv plc
a
758,553
10,001 Aramark 387,339
10,591 Autoliv, Inc. 988,882
92,421 Best Buy Company, Inc. 9,547,089
130 Booking Holdings, Inc. 547,576
33,928 Boot Barn Holdings, Inc.
a
5,675,476
11,097 BorgWarner, Inc. 402,710
6,113 Bright Horizons Family Solutions,
Inc.
a
856,615
12,044 Brunswick Corporation 1,009,528
2,229 Carvana Company
a
388,091
594 Cavco Industries, Inc.
a
254,375
71,208 Champion Homes, Inc.
a
6,754,079
3,559 Chewy, Inc.
a
104,243
182,171 Chipotle Mexican Grill, Inc.
a
10,496,693
18,666 Columbia Sportswear Company 1,552,825
56,379 Cooper-Standard Holdings, Inc.
a
781,977
634 Crocs, Inc.
a
91,810
1,842 D.R. Horton, Inc. 351,398
43,113 Dana, Inc. 455,273
727 Darden Restaurants, Inc. 119,322
14,654 Deckers Outdoor Corporation
a
2,336,580
60,337 DoorDash, Inc.
a
8,611,900
794 Dorman Products, Inc.
a
89,817
154,446 eBay, Inc. 10,055,979
1,818 El Pollo Loco Holdings, Inc.
a
24,907
5,581 Etsy, Inc.
a
309,913
69,897 Expedia Group, Inc.
a
10,346,154
3,176 Ford Motor Company 33,539
7,047 Fox Factory Holding Corporation
a
292,450
1,535 Frontdoor, Inc.
a
73,665
41,069 Gap, Inc. 905,571
812 Garmin, Ltd. 142,936
62,739 Gentex Corporation 1,862,721
4,314 Genuine Parts Company 602,580
16,072 Goodyear Tire & Rubber
Company
a
142,237
25,510 Grand Canyon Education, Inc.
a
3,618,593
6,544 Group 1 Automotive, Inc. 2,506,614
6,854 H&R Block, Inc. 435,572
63,063 Hanesbrands, Inc.
a
463,513
9,031 Hasbro, Inc. 653,122
38,541 Hilton Worldwide Holdings, Inc. 8,883,700
55,187 Home Depot, Inc. 22,361,772
10,349 Installed Building Products, Inc. 2,548,648
252 KB Home 21,594

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Consumer Discretionary  3.8% - continued
18,403 Latham Group, Inc.
a
$ 125,140
61,273 Laureate Education, Inc. 1,017,745
5,199 LCI Industries 626,687
4,842 Lear Corporation 528,504
8,115 Leggett & Platt, Inc. 110,526
1,875 Lennar Corporation 351,525
33,487 LKQ Corporation 1,336,801
2,474 Lowe's Companies, Inc. 670,083
5,903 Lululemon Athletica, Inc.
a
1,601,779
1,059 M/I Homes, Inc.
a
181,470
17,326 Mattel, Inc.
a
330,060
16,522 McDonald's Corporation 5,031,114
24,252 Modine Manufacturing Company
a
3,220,423
9,130 Mohawk Industries, Inc.
a
1,467,008
266 NVR, Inc.
a
2,609,939
1,160 OneSpaWorld Holdings, Ltd. 19,152
4,087 O'Reilly Automotive, Inc.
a
4,706,589
19,068 Patrick Industries, Inc. 2,714,711
5,957 Pool Corporation 2,244,598
729 PVH Corporation 73,505
186,122 Qurate Retail, Inc.
a
113,553
1,346 Ralph Lauren Corporation 260,949
9,016 Revolve Group, Inc.
a
223,416
24,407 Ross Stores, Inc. 3,673,498
6,007 Service Corporation International/
US 474,133
80,426 SharkNinja, Inc. 8,743,110
3,753 Sony Group Corporation ADR 362,427
6,914 Steven Madden, Ltd. 338,717
8,229 Stitch Fix, Inc.
a
23,206
170,866 Stoneridge, Inc.
a
1,911,991
4,847 Strategic Education, Inc. 448,590
95,219 Tesla, Inc.
a
24,912,147
29,916 Texas Roadhouse, Inc. 5,283,166
1,021 TopBuild Corporation
a
415,353
11,212 Travel + Leisure Company 516,649
698 Ulta Beauty, Inc.
a
271,606
11,021 Upbound Group, Inc. 352,562
10,270 Urban Outfitters, Inc.
a
393,444
7,425 Valvoline, Inc.
a
310,736
41,564 VF Corporation 829,202
210 Visteon Corporation
a
20,000
65 Wingstop, Inc. 27,045
69,715 Wyndham Hotels & Resorts, Inc. 5,447,530
12,934 Yum China Holding, Inc. 582,289
Total 269,537,534
Consumer Staples  0.8%
62,453 Altria Group, Inc. 3,187,601
12,674 BellRing Brands, Inc.
a
769,565
11,510 BJ's Wholesale Club Holdings,
Inc.
a
949,345
247 Casey's General Stores, Inc. 92,800
56,195 Coca-Cola Company 4,038,173
6,777 Colgate-Palmolive Company 703,520
1,566 Costco Wholesale Corporation 1,388,290
35,792 Coty, Inc.
a
336,087
42,766 e.l.f. Beauty, Inc.
a
4,662,777
44,027 J & J Snack Foods Corporation 7,577,927
2,830 J.M. Smucker Company 342,713
14,103 John B. Sanfilippo & Son, Inc. 1,330,054
50,294 Kenvue, Inc. 1,163,300
6,052 Keurig Dr Pepper, Inc. 226,829
800 Kimberly-Clark Corporation 113,824
6,785 Kroger Company 388,781
Shares Common Stock  30.0% Value
Consumer Staples  0.8% - continued
5,005 Lamb Weston Holdings, Inc. $ 324,024
19,255 Lancaster Colony Corporation 3,399,855
10,288 McCormick & Company, Inc. 846,702
47,969 Philip Morris International, Inc. 5,823,437
18,331 Pilgrim's Pride Corporation
a
844,143
1,228 PriceSmart, Inc. 112,706
21,581 Procter & Gamble Company 3,737,829
18,104 Sysco Corporation 1,413,198
17,169 Turning Point Brands, Inc. 740,842
13,070 Tyson Foods, Inc. 778,449
8,200 US Foods Holding Corporation
a
504,300
150,302 Walmart, Inc. 12,136,887
1,061 WD-40 Company 273,611
Total 58,207,569
Energy  0.7%
114,586 Archrock, Inc. 2,319,221
67,576 Baker Hughes Company 2,442,872
5,718 Civitas Resources, Inc. 289,731
6,491 ConocoPhillips 683,372
1,366 Coterra Energy, Inc. 32,716
59,307 Devon Energy Corporation 2,320,090
22,003 Enterprise Products Partners, LP 640,507
41,333 EOG Resources, Inc. 5,081,066
21,878 Expand Energy Corporation 1,799,465
21,978 Expro Group Holdings NV
a
377,362
31,736 Exxon Mobil Corporation 3,720,094
7,338 Gulfport Energy Corporation
a
1,110,606
312,864 Halliburton Company 9,088,699
35,384 Hess Midstream, LP 1,247,994
8,469 Kodiak Gas Services, Inc. 245,601
2,238 Marathon Petroleum Corporation 364,593
66,753 Matador Resources Company 3,298,933
34,538 Noble Corporation plc
b
1,248,203
70,143 NOV, Inc. 1,120,184
12,630 Ovintiv, Inc. 483,855
12,600 Par Pacific Holdings, Inc.
a
221,760
5,430 Phillips 66 713,774
23,264 Schlumberger NV 975,925
4,144 Shell plc ADR 273,297
26,991 SM Energy Company 1,078,830
11,577 Solaris Energy Infrastructure, Inc. 147,723
276 Targa Resources Corporation 40,851
220,028 TechnipFMC plc 5,771,334
5,690 Williams Companies, Inc. 259,749
Total 47,398,407
Financials  3.8%
6,128 1st Source Corporation 366,945
6,674 Allstate Corporation 1,265,724
35,147 Ally Financial, Inc. 1,250,882
8,602 Amalgamated Financial
Corporation 269,845
28,974 American Express Company 7,857,749
5,684 American International Group, Inc. 416,239
17,961 Ameriprise Financial, Inc. 8,438,257
2,143 Ameris Bancorp 133,702
2,267 AMERISAFE, Inc. 109,564
26,857 Annaly Capital Management, Inc. 539,020
1,857 Arch Capital Group, Ltd.
a
207,761
7,100 Arthur J. Gallagher & Company 1,997,727
13,500 Artisan Partners Asset
Management, Inc. 584,820
24,290 Associated Banc-Corp 523,207
3,972 Assurant, Inc. 789,872

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Financials  3.8% - continued
4,972 Assured Guaranty, Ltd. $ 395,373
2,752 Atlantic Union Bankshares
Corporation 103,668
1,902 Axis Capital Holdings, Ltd. 151,418
7,040 Axos Financial, Inc.
a
442,675
77,913 Bank of America Corporation 3,091,588
195 Bank of Hawaii Corporation 12,240
4,331 Bank of Marin Bancorp 87,010
27,076 Bank of N.T. Butterfield & Son, Ltd. 998,563
22,613 Bank of New York Mellon
Corporation 1,624,970
26,530 Bank OZK 1,140,525
5,314 BankFinancial Corporation 64,725
1,331 BankUnited, Inc. 48,502
4,537 Bar Harbor Bankshares 139,921
1,709 BayCom Corporation 40,537
9,992 BCB Bancorp, Inc. 123,301
13,805 Berkshire Hathaway, Inc.
a
6,353,889
10,070 Berkshire Hills Bancorp, Inc. 271,185
4,270 Block, Inc.
a
286,645
70,921 Blue Owl Capital, Inc. 1,373,031
507 BOK Financial Corporation 53,042
63,012 Bridgewater Bancshares, Inc.
a
892,880
8,208 Brighthouse Financial, Inc.
a
369,606
5,352 BrightSpire Capital, Inc. 29,971
46,705 Brookline Bancorp, Inc. 471,253
36,877 Brown & Brown, Inc. 3,820,457
9,558 Business First Bancshares, Inc. 245,354
9,786 Byline Bancorp, Inc. 261,971
8,655 Cadence Bank 275,662
1,179 Camden National Corporation 48,716
619 Capital City Bank Group, Inc. 21,844
3,159 Capital One Financial Corporation 472,997
24,261 Capitol Federal Financial, Inc. 141,684
25,722 Carlyle Group, Inc. 1,107,589
4,902 Cathay General Bancorp 210,541
12,909 Cboe Global Markets, Inc. 2,644,667
7,758 Central Pacific Financial
Corporation 228,939
11,525 Charles Schwab Corporation 746,935
8,791 Chubb, Ltd. 2,535,236
5,794 Cincinnati Financial Corporation 788,679
10,799 Citigroup, Inc. 676,017
2,340 Citizens Financial Group, Inc. 96,104
9,136 CNB Financial Corporation 219,812
14,034 CNO Financial Group, Inc. 492,593
22,981 Columbia Banking System, Inc. 600,034
7,493 Comerica, Inc. 448,906
6,803 Commerce Bancshares, Inc. 404,098
1,354 Community Financial System, Inc. 78,627
14,972 Community Trust Bancorp, Inc. 743,510
7,350 ConnectOne Bancorp, Inc. 184,117
3,262 Cullen/Frost Bankers, Inc. 364,887
8,488 Customers Bancorp, Inc.
a
394,268
21,689 CVB Financial Corporation 386,498
6,225 Dime Community Bancshares, Inc. 179,280
5,643 Discover Financial Services 791,656
11,343 Eagle Bancorp, Inc. 256,125
9,786 East West Bancorp, Inc. 809,694
14,808 Ellington Credit Company 103,360
2,346 Employers Holdings, Inc. 112,538
5,549 Enova International, Inc.
a
464,951
754 Enterprise Bancorp, Inc./MA 24,098
9,385 Enterprise Financial Services
Corporation 481,075
Shares Common Stock  30.0% Value
Financials  3.8% - continued
13,761 Equitable Holdings, Inc. $ 578,375
4,765 Equity Bancshares, Inc. 194,793
125,199 F.N.B. Corporation 1,766,558
13,330 FactSet Research Systems, Inc. 6,129,800
488 Federal Agricultural Mortgage
Corporation 91,456
46,679 Federated Hermes, Inc. 1,716,387
5,315 Fidelity National Information
Services, Inc. 445,131
4,432 Fifth Third Bancorp 189,867
9,725 Financial Institutions, Inc. 247,696
4,851 First Bancorp/Puerto Rico 102,696
10,539 First Bancshares, Inc. 338,618
5,707 First Busey Corporation 148,496
262 First Citizens BancShares, Inc./NC 482,329
15,414 First Financial Bancorp 388,895
4,553 First Financial Bankshares, Inc. 168,507
5,094 First Financial Corporation 223,372
26,494 First Foundation, Inc. 165,323
2,826 First Hawaiian, Inc. 65,422
95,082 First Horizon Corporation 1,476,623
5,327 First Internet Bancorp 182,503
11,223 First Interstate BancSystem, Inc. 344,322
5,106 First Merchants Corporation 189,943
8,417 First Mid-Illinois Bancshares, Inc. 327,505
14,923 First of Long Island Corporation 192,059
12,041 Fiserv, Inc.
a
2,163,166
13,519 Flushing Financial Corporation 197,107
32,106 Fulton Financial Corporation 582,082
82,031 Glacier Bancorp, Inc. 3,748,817
3,554 Global Payments, Inc. 364,001
6,516 Great Southern Bancorp, Inc. 373,432
5,883 Green Dot Corporation
a
68,890
28,148 Hamilton Lane, Inc. 4,739,842
10,875 Hancock Whitney Corporation 556,474
32,242 Hanmi Financial Corporation 599,701
2,757 Hanover Insurance Group, Inc. 408,339
7,192 Hartford Financial Services Group,
Inc. 845,851
5,996 Heartland Financial USA, Inc. 339,973
5,714 Heritage Commerce Corporation 56,454
18,557 Heritage Financial Corporation 403,986
8,156 Home BancShares, Inc. 220,946
11,962 Hometrust Bancshares, Inc. 407,665
30,816 Hope Bancorp, Inc. 387,049
1,201 Horace Mann Educators
Corporation 41,975
18,580 Horizon Bancorp, Inc. 288,919
41,789 Houlihan Lokey, Inc. 6,603,498
7,841 Huntington Bancshares, Inc./OH 115,263
6,222 Independent Bank Corporation/MA 367,907
10,328 Independent Bank Corporation/MI 344,439
58,926 Intercontinental Exchange, Inc. 9,465,873
289 International Bancshares
Corporation 17,279
44,812 Invesco, Ltd. 786,899
1,394 Investar Holding Corporation 27,044
69,268 J.P. Morgan Chase & Company 14,605,850
13,881 Jack Henry & Associates, Inc. 2,450,552
40,208 Janus Henderson Group plc 1,530,719
3,900 Jefferies Financial Group, Inc. 240,045
34,334 Kearny Financial Corporation/MD 235,875
240,464 KeyCorp 4,027,772
16,508 Kinsale Capital Group, Inc. 7,685,630
4,039 LendingTree, Inc.
a
234,383

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Financials  3.8% - continued
1,055 M&T Bank Corporation $ 187,917
2,694 MarketAxess Holdings, Inc. 690,203
26,739 Marsh & McLennan Companies,
Inc. 5,965,203
10,942 Mastercard, Inc. 5,403,160
7,539 Mercantile Bank Corporation 329,605
6,509 MetLife, Inc. 536,862
4,434 Metropolitan Bank Holding
Corporation
a
233,140
37,072 MFA Financial, Inc. 471,556
133,356 MGIC Investment Corporation 3,413,914
2,836 Mid Penn Bancorp, Inc. 84,598
13,080 Midland States Bancorp, Inc. 292,730
20,749 MidWestOne Financial Group, Inc. 591,969
3,755 Moody's Corporation 1,782,085
1,355 Morningstar, Inc. 432,408
17,187 Mr. Cooper Group, Inc.
a
1,584,298
4,949 MSCI, Inc. 2,884,921
826 MVB Financial Corporation 15,991
124,338 Nasdaq, Inc. 9,077,917
200 Nelnet, Inc. 22,656
8,545 New York Community Bancorp,
Inc. 95,960
60,207 NMI Holdings, Inc.
a
2,479,926
24,913 Northern Trust Corporation 2,242,917
15,408 Northfield Bancorp, Inc. 178,733
11,041 Northwest Bancshares, Inc. 147,729
44,396 OceanFirst Financial Corporation 825,322
17,242 OFG Bancorp 774,511
16,592 Old National Bancorp 309,607
11,133 Old Republic International
Corporation 394,331
17,149 Old Second Bancorp, Inc. 267,353
20,563 OneMain Holdings, Inc. 967,900
1,697 Orrstown Financial Services, Inc. 61,024
734 Pacific Premier Bancorp, Inc. 18,467
2,416 Palomar Holdings, Inc.
a
228,723
105 Park National Corporation 17,638
129,264 PayPal Holdings, Inc.
a
10,086,470
3,322 PCB Bancorp 62,420
2,658 PennyMac Financial Services, Inc. 302,932
10,789 Peoples Bancorp, Inc./OH 324,641
4,245 Pinnacle Financial Partners, Inc. 415,883
86 Piper Sandler Companies 24,408
1,221 PNC Financial Services Group,
Inc. 225,702
13,532 Popular, Inc. 1,356,854
1,874 Principal Financial Group, Inc. 160,977
20,694 Progressive Corporation 5,251,309
22,916 Prosperity Bancshares, Inc. 1,651,556
3,189 Prudential Financial, Inc. 386,188
27,377 Radian Group, Inc. 949,708
4,868 Regions Financial Corporation 113,570
1,305 Reinsurance Group of America,
Inc. 284,320
24,254 Rithm Capital Corporation 275,283
33,772 RLI Corporation 5,233,985
5,707 S&P Global, Inc. 2,948,350
35,443 SEI Investments Company 2,452,301
1,705 ServisFirst Bancshares, Inc. 137,167
14,281 Shore Bancshares, Inc. 199,791
861 Simmons First National
Corporation 18,546
3,727 Skyward Specialty Insurance
Group, Inc.
a
151,801
325 Southern First Bancshares, Inc.
a
11,076
Shares Common Stock  30.0% Value
Financials  3.8% - continued
2,034 Southern Missouri Bancorp, Inc. $ 114,901
7,383 Southside Bancshares, Inc. 246,814
4,129 SouthState Corporation 401,256
2,388 Stellar Bancorp, Inc. 61,825
15,488 StepStone Group, Inc. 880,183
1,832 Stifel Financial Corporation 172,025
7,892 Synovus Financial Corporation 350,957
1,006 Texas Capital Bancshares, Inc.
a
71,889
578 Towne Bank/Portsmouth, VA 19,109
51,747 TPG, Inc. 2,978,557
29,770 Tradeweb Markets, Inc. 3,681,656
66,819 Triumph Financial, Inc.
a
5,314,783
2,251 Truist Financial Corporation 96,275
6,140 TrustCo Bank Corporation NY 203,050
3,794 U.S. Bancorp 173,500
1,841 UMB Financial Corporation 193,507
5,685 United Bankshares, Inc. 210,913
3,716 United Community Banks, Inc. 108,061
9,360 Univest Financial Corporation 263,390
13,282 Unum Group 789,482
45,891 Valley National Bancorp 415,772
36,795 Virtu Financial, Inc. 1,120,776
72,064 Visa, Inc. 19,813,997
1,257 WaFd, Inc. 43,806
2,033 Walker & Dunlop, Inc. 230,928
32,157 Webster Financial Corporation 1,498,838
62,349 Wells Fargo & Company 3,522,095
7,551 Westamerica Bancorporation 373,170
36,877 Western Alliance Bancorp 3,189,492
62,400 Western Union Company 744,432
1,767 Willis Towers Watson plc 520,434
3,503 Wintrust Financial Corporation 380,181
1,581 WSFS Financial Corporation 80,615
32,607 Zions Bancorp NA 1,539,703
Total 272,714,608
Health Care  3.7%
44,649 Abbott Laboratories 5,090,433
18,900 AbbVie, Inc. 3,732,372
7,352 ACELYRIN, Inc.
a
36,245
2,231 ADMA Biologics, Inc.
a
44,598
51,146 Agilent Technologies, Inc. 7,594,158
4,850 Agios Pharmaceuticals, Inc.
a
215,486
7,567 Align Technology, Inc.
a
1,924,439
24,981 Amgen, Inc. 8,049,128
1,409 AMN Healthcare Services, Inc.
a
59,728
4,509 Anika Therapeutics, Inc.
a
111,372
6,983 Arcellx, Inc.
a
583,150
5,612 Argenx SE ADR
a
3,042,153
1,199 Arvinas, Inc.
a
29,531
11,949 Ascendis Pharma AS ADR
a
1,784,105
2,828 Astria Therapeutics, Inc.
a
31,136
81,664 Avantor, Inc.
a
2,112,648
1,925 Biogen, Inc.
a
373,142
15,093 Bio-Techne Corporation 1,206,384
22,550 Boston Scientific Corporation
a
1,889,690
12,676 Bruker Corporation 875,405
16,026 CareDx, Inc.
a
500,412
21,064 Caribou Biosciences, Inc.
a
41,285
4,593 Castle Biosciences, Inc.
a
130,992
9,899 Cencora, Inc. 2,228,067
6,165 Centene Corporation
a
464,101
5,962 Charles River Laboratories
International, Inc.
a
1,174,335
9,922 Chemed Corporation 5,962,824

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Health Care  3.7% - continued
1,476 Cigna Group $ 511,345
6,445 Cooper Companies, Inc.
a
711,141
2,355 CRISPR Therapeutics AG
a,b
110,638
45,458 Danaher Corporation 12,638,233
10,353 Definitive Healthcare Corporation
a
46,278
26,940 Denali Therapeutics, Inc.
a
784,762
45,437 Dentsply Sirona, Inc. 1,229,525
34,612 Dexcom, Inc.
a
2,320,388
493 Doximity, Inc.
a
21,480
16,889 Editas Medicine, Inc.
a
57,592
13,606 Edwards Lifesciences Corporation
a
897,860
101,621 Elanco Animal Health, Inc.
a
1,492,813
1,688 Elevance Health, Inc. 877,760
31,207 Eli Lilly & Company 27,647,530
1,637 Enanta Pharmaceuticals, Inc.
a
16,959
40,327 Encompass Health Corporation 3,897,201
20,034 Erasca, Inc.
a
54,693
1,607 Exelixis, Inc.
a
41,702
24,680 Fate Therapeutics, Inc.
a
86,380
84,536 Gilead Sciences, Inc. 7,087,498
61,560 Globus Medical, Inc.
a
4,404,002
24,606 GoodRx Holdings, Inc.
a,b
170,766
52,729 Haemonetics Corporation
a
4,238,357
31,096 Halozyme Therapeutics, Inc.
a
1,779,935
40,967 HealthEquity, Inc.
a
3,353,149
16,386 Humana, Inc. 5,190,102
7,451 ICON plc
a
2,140,747
16,348 IDEXX Laboratories, Inc.
a
8,259,337
2,051 Illumina, Inc.
a
267,471
13,435 Inspire Medical Systems, Inc.
a
2,835,457
603 Integra LifeSciences Holdings
Corporation
a
10,957
5,972 Intellia Therapeutics, Inc.
a
122,725
26,794 Intuitive Surgical, Inc.
a
13,163,088
2,175 IQVIA Holding, Inc.
a
515,410
1,634 iTeos Therapeutics, Inc.
a
16,683
14,064 Johnson & Johnson 2,279,212
2,060 Kymera Therapeutics, Inc.
a
97,500
30,078 Labcorp Holdings, Inc. 6,721,831
17,564 Legend Biotech Corporation ADR
a
855,894
229 Ligand Pharmaceuticals, Inc.
a
22,921
106 Medpace Holdings, Inc.
a
35,383
106,530 Medtronic plc 9,590,896
51,520 Merck & Company, Inc. 5,850,611
3,128 Mettler-Toledo International, Inc.
a
4,691,062
17,677 Molina Healthcare, Inc.
a
6,090,787
7,469 Myriad Genetics, Inc.
a
204,576
22,776 Natera, Inc.
a
2,891,413
515 Neurocrine Biosciences, Inc.
a
59,338
7,185 Novocure, Ltd.
a
112,302
172,511 Option Care Health, Inc.
a
5,399,594
106,099 Paragon 28, Inc.
a
708,741
21,234 Penumbra, Inc.
a
4,125,979
37,099 Pfizer, Inc. 1,073,645
1,499 Phibro Animal Health Corporation 33,757
3,487 Prestige Consumer Healthcare,
Inc.
a
251,413
9,359 Prothena Corporation plc
a
156,576
7,706 PTC Therapeutics, Inc.
a
285,893
2,678 QIAGEN NV 122,036
1,379 Quest Diagnostics, Inc. 214,090
31,587 Relay Therapeutics, Inc.
a
223,636
45,422 Repligen Corporation
a
6,759,702
14,809 Rocket Pharmaceuticals, Inc.
a
273,522
58,231 Royalty Pharma plc 1,647,355
Shares Common Stock  30.0% Value
Health Care  3.7% - continued
36,828 RxSight, Inc.
a
$ 1,820,408
7,039 Sage Therapeutics, Inc.
a
50,822
7,280 Sanofi SA ADR 419,546
10,954 Sarepta Therapeutics, Inc.
a
1,368,045
167,979 scPharmaceuticals, Inc.
a
765,984
160,622 Stevanato Group SPA 3,212,440
10,530 Stryker Corporation 3,804,068
3,640 Teleflex, Inc. 900,245
1,215 Tenet Healthcare Corporation
a
201,933
8,899 Thermo Fisher Scientific, Inc. 5,504,654
62,861 Twist Bioscience Corporation
a
2,840,060
722 United Therapeutics Corporation
a
258,729
4,349 UnitedHealth Group, Inc. 2,542,773
12,769 Veeva Systems, Inc.
a
2,679,830
60,025 Vericel Corporation
a
2,536,056
11,283 Vertex Pharmaceuticals, Inc.
a
5,247,498
20,946 Viatris, Inc. 243,183
79,086 Viemed Healthcare, Inc.
a
579,700
2,303 West Pharmaceutical Services,
Inc. 691,268
13,365 Xencor, Inc.
a
268,770
8,499 Xenon Pharmaceuticals, Inc.
a
334,606
5,441 Zentalis Pharmaceuticals, Inc.
a
20,023
5,079 Zimmer Biomet Holdings, Inc. 548,278
59,193 Zoetis, Inc. 11,565,128
Total 265,470,995
Industrials  3.7%
14,962 A.O. Smith Corporation 1,344,036
23,090 AAR Corporation
a
1,509,162
2,382 ABM Industries, Inc. 125,674
1,088 Acuity Brands, Inc. 299,624
18,404 Advanced Drainage Systems, Inc. 2,892,373
43,414 AECOM 4,483,364
44,359 Air Lease Corporation 2,009,019
6,831 Allison Transmission Holdings, Inc. 656,254
3,144 Amentum Holdings, Inc.
a
101,394
26,267 AMETEK, Inc. 4,510,307
4,245 Applied Industrial Technologies,
Inc. 947,187
6,711 Arcosa, Inc. 635,934
18,972 Armstrong World Industries, Inc. 2,493,490
33,489 Atmus Filtration Technologies, Inc. 1,256,842
18,267 Automatic Data Processing, Inc. 5,055,027
274 Axon Enterprise, Inc.
a
109,490
37,912 AZEK Company, Inc.
a
1,774,282
161,408 Badger Infrastructure Solutions,
Ltd. 4,388,312
10,120 Barrett Business Services, Inc. 379,601
26,074 Beacon Roofing Supply, Inc.
a
2,253,576
27,959 Brady Corporation 2,142,498
54,987 BWX Technologies, Inc. 5,977,087
637 Carlisle Companies, Inc. 286,491
30,031 Casella Waste Systems, Inc.
a
2,987,784
22,789 Caterpillar, Inc. 8,913,234
43,128 CECO Environmental Corporation
a
1,216,210
9,246 Clean Harbors, Inc.
a
2,234,851
45,077 CNH Industrial NV 500,355
3,028 CSW Industrials, Inc. 1,109,429
202,666 CSX Corporation 6,998,057
2,967 Cummins, Inc. 960,685
1,336 Curtiss-Wright Corporation 439,130
25,173 Dayforce, Inc.
a,b
1,541,846
10,317 Delta Air Lines, Inc. 524,000
8,601 DNOW, Inc.
a
111,211

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Industrials  3.7% - continued
17,119 Donaldson Company, Inc. $ 1,261,670
45 Dover Corporation 8,628
6,764 EMCOR Group, Inc. 2,912,105
359 ESCO Technologies, Inc. 46,304
228,173 ExlService Holdings, Inc.
a
8,704,800
784 Expeditors International of
Washington, Inc. 103,018
237,907 Fastenal Company 16,991,318
28,477 Ferguson Enterprises, Inc. 5,654,678
104,819 Flowserve Corporation 5,418,094
80,706 Fluor Corporation
a
3,850,483
1,951 General Dynamics Corporation 589,592
3,320 Gibraltar Industries, Inc.
a
232,168
36,250 Graco, Inc. 3,172,237
2,494 Griffon Corporation 174,580
90,394 Helios Technologies, Inc. 4,311,794
1,601 Herc Holdings, Inc. 255,247
2,848 Honeywell International, Inc. 588,710
109,564 Howmet Aerospace, Inc. 10,983,791
2,148 Huntington Ingalls Industries, Inc. 567,888
2,403 IDEX Corporation 515,444
912 IES Holdings, Inc.
a
182,053
28,119 Ingersoll Rand, Inc. 2,760,161
6,808 Interface, Inc. 129,148
11,572 ITT Corporation 1,730,130
3,144 Jacobs Solutions, Inc. 411,550
287,782 Janus International Group, Inc.
a
2,909,476
3,522 JB Hunt Transport Services, Inc. 606,946
9,094 Kirby Corporation
a
1,113,378
29,494 Knight-Swift Transportation
Holdings, Inc. 1,591,201
42,554 Korn Ferry 3,201,763
13,589 Kratos Defense & Security
Solutions, Inc.
a
316,624
2,319 L3Harris Technologies, Inc. 551,621
15,173 Landstar System, Inc. 2,865,725
14,152 Leidos Holdings, Inc. 2,306,776
465 Lincoln Electric Holdings, Inc. 89,289
8,004 ManpowerGroup, Inc. 588,454
34,488 Masco Corporation 2,894,923
218,139 Masterbrand, Inc.
a
4,044,297
11,779 Miller Industries, Inc. 718,519
7,170 Moog, Inc. 1,448,483
79,168 Mueller Water Products, Inc. 1,717,946
16,105 Northrop Grumman Corporation 8,504,567
51,868 nVent Electric plc 3,644,246
12,457 Old Dominion Freight Line, Inc. 2,474,458
2,763 Otis Worldwide Corporation 287,186
34,782 Owens Corning, Inc. 6,139,719
2,836 PACCAR, Inc. 279,856
5,174 Parker-Hannifin Corporation 3,269,037
38,219 Pentair plc 3,737,436
518 Quanta Services, Inc. 154,442
12,903 Regal Rexnord Corporation 2,140,350
1,322 Republic Services, Inc. 265,510
23,111 Robert Half, Inc. 1,557,913
6,762 Rockwell Automation, Inc. 1,815,327
5,010 Rush Enterprises, Inc. 264,678
9,651 Saia, Inc.
a
4,219,996
92,218 Schneider National, Inc. 2,631,902
18,620 Simpson Manufacturing Company,
Inc. 3,561,447
12,687 SkyWest, Inc.
a
1,078,649
9,540 SS&C Technologies Holdings, Inc. 707,963
15,754 Tennant Company 1,513,014
Shares Common Stock  30.0% Value
Industrials  3.7% - continued
45,215 Timken Company $ 3,811,172
18,503 Trane Technologies plc 7,192,671
466 TransDigm Group, Inc. 665,043
25,353 TransUnion 2,654,459
190,702 Uber Technologies, Inc.
a
14,333,162
207 UniFirst Corporation/MA 41,121
2,455 Union Pacific Corporation 605,108
59,717 United Parcel Service, Inc. 8,141,816
749 United Rentals, Inc. 606,488
4,147 Verisk Analytics, Inc. 1,111,230
13,461 Verra Mobility Corporation
a
374,350
108 Viad Corporation
a
3,870
1,314 Wabtec Corporation 238,846
14,239 Waste Connections, Inc. 2,546,218
4,243 Waste Management, Inc. 880,847
4,594 Watsco, Inc. 2,259,697
66,906 WNS Holdings, Ltd.
a
3,526,615
Total 268,929,237
Information Technology  8.9%
11,308 A10 Networks, Inc. 163,288
7,570 ACI Worldwide, Inc.
a
385,313
8,263 Adobe, Inc.
a
4,278,416
111,368 Advanced Micro Devices, Inc.
a
18,273,261
27,420 Agilysys, Inc.
a
2,987,957
6,167 Ambarella, Inc.
a
347,850
115,274 Amphenol Corporation 7,511,254
452,126 Apple, Inc. 105,345,358
79,289 Applied Materials, Inc. 16,020,343
1,446 AppLovin Corporation
a
188,775
9,549 Arista Networks, Inc.
a
3,665,097
34,801 ASGN, Inc.
a
3,244,497
1,152 Atlassian Corporation
a
182,949
30,972 Autodesk, Inc.
a
8,532,167
101,861 Broadcom, Inc. 17,571,023
48,225 CDW Corporation 10,913,318
17,778 Ciena Corporation
a
1,094,947
91,260 Cisco Systems, Inc. 4,856,857
12,733 Clearwater Analytics Holdings,
Inc.
a
321,508
6,951 Coherent Corporation
a
618,013
32,989 Cohu, Inc.
a
847,817
7,169 CommScope Holding Company,
Inc.
a
43,803
3,359 CommVault Systems, Inc.
a
516,782
1,759 Consensus Cloud Solutions, Inc.
a
41,425
8,519 Credo Technology Group Holding,
Ltd.
a
262,385
7,590 CrowdStrike Holdings, Inc.
a
2,128,767
15,069 CyberArk Software, Ltd.
a
4,394,271
3,076 Datadog, Inc.
a
353,925
37,615 Descartes Systems Group, Inc.
a
3,872,840
2,696 DocuSign, Inc.
a
167,395
17,384 Dolby Laboratories, Inc. 1,330,398
43,827 Dynatrace Holdings, LLC
a
2,343,430
982 Elastic NV
a
75,378
816 Enphase Energy, Inc.
a
92,224
4,308 F5, Inc.
a
948,622
24,478 Fabrinet
a
5,787,578
28,154 Flex, Ltd.
a
941,188
106,714 Fortinet, Inc.
a
8,275,671
4,975 Gartner, Inc.
a
2,521,131
84,772 Gitlab, Inc.
a
4,369,149
9,240 Globant SA
a
1,830,814
57,227 Guidewire Software, Inc.
a
10,469,107

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Information Technology  8.9% - continued
3,631 Hewlett Packard Enterprise
Company $ 74,290
4,844 HubSpot, Inc.
a
2,575,070
3,499 Insight Enterprises, Inc.
a
753,650
50,723 International Business Machines
Corporation 11,213,841
2,744 IPG Photonics Corporation
a
203,934
4,869 Itron, Inc.
a
520,058
184,257 JFrog, Ltd.
a
5,350,823
4,311 Keysight Technologies, Inc.
a
685,147
4,477 KLA Corporation 3,467,034
2,913 Lam Research Corporation 2,377,241
107,070 Lattice Semiconductor
Corporation
a
5,682,205
17,156 Littelfuse, Inc. 4,550,629
29,778 Marvell Technology, Inc. 2,147,589
263,900 Microsoft Corporation 113,556,170
5,957 MKS Instruments, Inc. 647,586
9,257 MongoDB, Inc.
a
2,502,630
4,207 Monolithic Power Systems, Inc. 3,889,372
10,984 Motorola Solutions, Inc. 4,938,736
12,876 Napco Security Technologies, Inc. 520,963
4,291 nCino, Inc.
a
135,553
12,928 NetApp, Inc. 1,596,737
882,576 NVIDIA Corporation 107,180,029
2,703 Okta, Inc.
a
200,941
1,038 ON Semiconductor Corporation
a
75,369
22,459 Onto Innovation, Inc.
a
4,661,590
3,199 Palo Alto Networks, Inc.
a
1,093,418
508 PC Connection, Inc. 38,318
54,704 PDF Solutions, Inc.
a
1,733,023
8,646 Plexus Corporation
a
1,181,995
1,396 Procore Technologies, Inc.
a
86,161
16,123 PTC, Inc.
a
2,912,781
12,011 Q2 Holdings, Inc.
a
958,118
928 Qorvo, Inc.
a
95,862
91,153 QUALCOMM, Inc. 15,500,568
68,173 Salesforce, Inc. 18,659,632
15,678 Samsung Electronics Company,
Ltd. 732,771
27,821 ServiceNow, Inc.
a
24,882,824
19,872 Silicon Laboratories, Inc.
a
2,296,607
20,479 SolarWinds Corporation 267,251
4,416 Synopsys, Inc.
a
2,236,218
2,892 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 502,254
8,109 TD SYNNEX Corporation 973,729
3,889 TE Connectivity plc 587,200
549 Teledyne Technologies, Inc.
a
240,275
6,617 Tenable Holdings, Inc.
a
268,121
87,636 Trimble, Inc.
a
5,441,319
201,473 TTM Technologies, Inc.
a
3,676,882
3,914 Tyler Technologies, Inc.
a
2,284,680
16,153 Unisys Corporation
a
91,749
2,969 Universal Display Corporation 623,193
90,508 Varonis Systems, Inc.
a
5,113,702
11,970 VeriSign, Inc.
a
2,273,821
3,214 Viavi Solutions, Inc.
a
28,990
28,886 Vontier Corporation 974,614
35,328 Workiva, Inc.
a
2,795,151
3,560 Xerox Holdings Corporation 36,953
Total 636,211,658
Shares Common Stock  30.0% Value
Materials  0.7%
654 Albemarle Corporation $ 61,940
24,074 Alcoa Corporation 928,775
2,164 AptarGroup, Inc. 346,651
14,020 Avient Corporation 705,486
63,090 Axalta Coating Systems, Ltd.
a
2,283,227
1,178 Ball Corporation 79,998
2,322 Berry Plastics Group, Inc. 157,850
659 Celanese Corporation 89,598
6,829 CF Industries Holdings, Inc. 585,928
38,620 Chemours Company 784,758
5,730 Corteva, Inc. 336,867
4,840 DuPont de Nemours, Inc. 431,292
4,065 Eagle Materials, Inc. 1,169,297
25,305 Eastman Chemical Company 2,832,895
31,420 Ecolab, Inc. 8,022,469
36,665 Element Solutions, Inc. 995,821
15,797 Greif, Inc. 989,840
70,059 Hecla Mining Company 467,294
5,165 Huntsman Corporation 124,993
36,399 Ingevity Corporation
a
1,419,561
7,461 Innospec, Inc. 843,765
396 International Flavors & Fragrances,
Inc. 41,552
86,763 Ivanhoe Mines, Ltd.
a
1,290,748
7,356 Kaiser Aluminum Corporation 533,457
12,347 Knife River Corporation
a
1,103,698
5,565 Koppers Holdings, Inc. 203,289
2,652 Linde plc 1,264,633
554 LyondellBasell Industries NV 53,129
4,084 Martin Marietta Materials, Inc. 2,198,213
7,638 Minerals Technologies, Inc. 589,883
32,012 Mosaic Company 857,281
55,672 Nucor Corporation 8,369,729
12,067 O-I Glass, Inc.
a
158,319
14,952 Orion SA 266,295
81 Packaging Corporation of America 17,447
1,838 PPG Industries, Inc. 243,462
6,847 Radius Recycling, Inc. 126,943
3,058 Ranpak Holdings Corporation
a
19,969
306 Royal Gold, Inc. 42,932
13,471 RPM International, Inc. 1,629,991
4,996 Sensient Technologies Corporation 400,779
14,536 Sonoco Products Company 794,102
2,886 Steel Dynamics, Inc. 363,867
3,113 Stepan Company 240,479
55,501 Summit Materials, Inc.
a
2,166,204
32,126 Trinseo plc 164,164
152,946 Tronox Holdings plc 2,237,600
11,309 United States Lime & Minerals, Inc. 1,104,437
18,163 United States Steel Corporation 641,699
2,987 Vulcan Materials Company 748,034
19,168 West Fraser Timber Company, Ltd. 1,866,196
Total 53,396,836
Real Estate  1.1%
79,666 Agree Realty Corporation 6,001,240
610 Alexandria Real Estate Equities,
Inc. 72,438
16,530 AvalonBay Communities, Inc. 3,723,383
8,211 Brixmor Property Group, Inc. 228,758
23,932 CBRE Group, Inc.
a
2,979,055
91,304 Compass, Inc.
a
557,867
28,013 CoStar Group, Inc.
a
2,113,301
5,107 Crown Castle, Inc. 605,843
3,044 CTO Realty Growth, Inc. 57,897

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Real Estate  1.1% - continued
133,607 Cushman and Wakefield plc
a
$ 1,821,063
2,868 DiamondRock Hospitality
Company 25,038
50,846 Douglas Elliman, Inc.
a
93,048
21,232 EastGroup Properties, Inc. 3,966,562
35,120 EPR Properties 1,722,285
10,182 Equinix, Inc. 9,037,849
116,818 Equity Commonwealth
a
2,324,678
266,395 Essential Properties Realty Trust,
Inc. 9,097,389
1,328 Essex Property Trust, Inc. 392,318
457 Extra Space Storage, Inc. 82,347
12,941 First Industrial Realty Trust, Inc. 724,437
33,450 Four Corners Property Trust, Inc. 980,420
23,826 Getty Realty Corporation 757,905
23,016 Healthcare Realty Trust, Inc. 417,740
6,690 Howard Hughes Holdings, Inc.
a
518,007
41,186 Independence Realty Trust, Inc. 844,313
22,665 Industrial Logistics Properties Trust 107,885
23,391 Invitation Homes, Inc. 824,767
102,101 National Storage Affiliates Trust 4,921,268
54,451 NetSTREIT Corporation 900,075
31,514 Pebblebrook Hotel Trust 416,930
20,124 Phillips Edison and Company, Inc. 758,876
10,779 Plymouth Industrial REIT, Inc. 243,605
4,031 RE/MAX Holdings, Inc.
a
50,186
26,901 Rexford Industrial Realty, Inc. 1,353,389
4,929 RMR Group, Inc. 125,098
125,094 Sabra Health Care REIT, Inc. 2,327,999
7,448 SBA Communications Corporation 1,792,734
89,080 STAG Industrial, Inc. 3,482,137
5,593 Sun Communities, Inc. 755,894
44,236 Tanger, Inc. 1,467,751
74,222 Terreno Realty Corporation 4,960,256
39,554 UDR, Inc. 1,793,378
16,611 Uniti Group, Inc. 93,686
26,136 Zillow Group, Inc., Class A
a
1,618,603
17,883 Zillow Group, Inc., Class C
a
1,141,830
Total 78,281,528
Utilities  0.5%
27,976 AES Corporation 561,199
2,348 Alliant Energy Corporation 142,500
17,662 American Water Works Company,
Inc. 2,582,891
5,735 Black Hills Corporation 350,523
9,069 California Water Service Group 491,721
4,065 CenterPoint Energy, Inc. 119,592
48,630 Clearway Energy, Inc., Class A 1,384,496
52,474 Clearway Energy, Inc., Class C 1,609,902
2,282 Constellation Energy Corporation 593,366
6,100 Duke Energy Corporation 703,330
5,763 Entergy Corporation 758,468
2,948 Evergy, Inc. 182,805
6,977 Eversource Energy 474,785
45,181 Hawaiian Electric Industries, Inc.
a
437,352
106,681 NextEra Energy Partners, LP
b
2,946,529
4,473 NiSource, Inc. 154,989
8,141 Northwestern Energy Group, Inc. 465,828
16,842 Portland General Electric
Company 806,732
6,847 Public Service Enterprise Group,
Inc. 610,821
11,192 Spire, Inc. 753,110
27,054 TXNM Energy, Inc. 1,184,154
Shares Common Stock  30.0% Value
Utilities  0.5% - continued
265,169 UGI Corporation $ 6,634,528
21,851 Vistra Energy Corporation 2,590,218
107,516 Xcel Energy, Inc. 7,020,795
Total 33,560,634
Total Common Stock
(cost $1,408,518,581) 2,149,417,216
Principal
Amount Long-Term Fixed Income 9.3% Value
Asset-Backed Securities  0.2%
720 East CLO, Ltd.
$ 850,000
8.532%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,d
855,720
275,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,d
276,329
Access Group, Inc.
36,098
5.895%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
35,899
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
456,143
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
640,885
Avis Budget Rental Car Funding
AESOP, LLC
225,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
231,246
CarVal CLO I, Ltd.
650,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
651,947
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
558,971
Commonbond Student Loan Trust
46,051
5.469%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
45,362
Dryden 36 Senior Loan Fund
850,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,d
850,757
Foundation Finance Trust
301,652
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
281,156
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,079,758
Goodgreen
587,975
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
547,866
Home Partners of America Trust
1,201,112
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,136,618
969,793
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
841,056
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
769,445

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Asset-Backed Securities  0.2% - continued
HTAP
$ 583,938
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
$ 583,988
HTAP Issuer Trust
600,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
593,859
Laurel Road Prime Student Loan
Trust
200,376
5.940%,  11/25/2043, Ser.
2018-D, Class A
c,d
190,208
National Collegiate Trust
202,165
5.264%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
197,161
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
357,760
Saxon Asset Securities Trust
430,017
3.009%,  8/25/2035, Ser.
2004-2, Class MF2
d
378,729
Sunnova Hestia II Issuer, LLC
584,161
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
601,320
Unlock HEA Trust
576,054
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
578,544
700,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
697,508
VCAT Asset Securitization, LLC
360,146
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,e
359,536
Vericrest Opportunity Loan
Transferee
228,541
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,e
227,347
463,152
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
447,409
188,008
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
186,965
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
347,582
Wind River CLO, Ltd.
625,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
625,442
Total 15,632,516
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
47,000 8.625%,  6/15/2029
c
49,944
ATI, Inc.
120,000 7.250%,  8/15/2030 127,780
Avient Corporation
49,000 6.250%,  11/1/2031
c
50,231
Axalta Coating Systems Dutch
Holding B BV
81,000 7.250%,  2/15/2031
c
86,499
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
c
163,409
Principal
Amount Long-Term Fixed Income  9.3% Value
Basic Materials  0.1% - continued
Cerdia Finanz GmbH
$ 80,000 9.375%,  10/3/2031
c,g
$ 81,600
Chemours Company
203,000 5.750%,  11/15/2028
c
192,833
Cleveland-Cliffs, Inc.
63,000 5.875%,  6/1/2027 63,140
90,000 4.625%,  3/1/2029
c
84,964
123,000 4.875%,  3/1/2031
c
114,307
57,000 6.250%,  10/1/2040
b
50,959
Consolidated Energy Finance SA
188,000 5.625%,  10/15/2028
c
158,915
Eastman Chemical Company
164,000 5.000%,  8/1/2029 167,897
First Quantum Minerals, Ltd.
71,000 6.875%,  10/15/2027
c
70,197
FMC Corporation
227,000 5.150%,  5/18/2026 229,076
FMG Resources August 2006, Pty.
Ltd.
35,000 4.500%,  9/15/2027
c
34,443
57,000 5.875%,  4/15/2030
c
57,732
59,000 6.125%,  4/15/2032
c
60,349
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
c
159,542
323,000 4.000%,  3/27/2027
c
319,978
219,000 6.125%,  10/6/2028
c
232,040
Hecla Mining Company
90,000 7.250%,  2/15/2028 91,784
Hudbay Minerals, Inc.
96,000 4.500%,  4/1/2026
c
94,954
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
67,000 9.000%,  7/1/2028
c
67,737
INEOS Finance plc
171,000 7.500%,  4/15/2029
c
178,676
International Flavors & Fragrances,
Inc.
269,000 1.230%,  10/1/2025
c
259,621
Mercer International, Inc.
68,000 5.125%,  2/1/2029 58,016
Methanex Corporation
88,000 4.250%,  12/1/2024 87,682
85,000 5.125%,  10/15/2027 84,108
57,000 5.250%,  12/15/2029
b
56,271
Mineral Resources, Ltd.
93,000 9.250%,  10/1/2028
c
99,025
Mosaic Company
198,000 5.375%,  11/15/2028 205,096
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
79,000 5.350%,  3/15/2034 82,789
Novelis Corporation
25,000 3.250%,  11/15/2026
c
24,124
60,000 4.750%,  1/30/2030
c
58,170
85,000 3.875%,  8/15/2031
c
77,704
OCI NV
115,000 4.625%,  10/15/2025
c
114,844
SCIL IV, LLC/SCIL USA Holdings,
LLC
118,000 5.375%,  11/1/2026
c
116,535
Sherwin-Williams Company
166,000 4.800%,  9/1/2031 169,306

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Basic Materials  0.1% - continued
Smurfit Kappa Treasury, ULC
$ 223,000 5.777%,  4/3/2054
c
$ 238,729
SNF Group SACA
166,000 3.375%,  3/15/2030
c
149,598
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
c
163,205
Taseko Mines, Ltd.
117,000 8.250%,  5/1/2030
c
122,789
Tronox, Inc.
58,000 4.625%,  3/15/2029
b,c
54,179
United States Steel Corporation
75,000 6.875%,  3/1/2029 76,080
WR Grace Holdings, LLC
44,000 4.875%,  6/15/2027
c
43,357
Total 5,330,214
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
117,000 6.375%,  6/15/2030
c
119,512
AECOM
116,000 5.125%,  3/15/2027 116,504
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
144,612
BAE Systems plc
200,000 5.500%,  3/26/2054
c
209,603
200,000 5.250%,  3/26/2031
c
207,877
Ball Corporation
71,000 3.125%,  9/15/2031 63,046
Boeing Company
505,000 5.930%,  5/1/2060 483,723
234,000 5.040%,  5/1/2027 234,708
134,000 6.259%,  5/1/2027
c
138,411
155,000 6.388%,  5/1/2031
c
164,817
538,000 5.705%,  5/1/2040 524,922
Bombardier, Inc.
28,000 7.875%,  4/15/2027
c
28,079
145,000 6.000%,  2/15/2028
b,c
145,959
59,000 7.250%,  7/1/2031
c
62,374
163,000 7.000%,  6/1/2032
b,c
170,488
Brand Industrial Services, Inc.
132,000 10.375%,  8/1/2030
c
141,352
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
137,298
Camelot Return Merger Sub, Inc.
86,000 8.750%,  8/1/2028
b,c
87,025
Canpack SA/Canpack US, LLC
185,000 3.875%,  11/15/2029
c
173,227
Carrier Global Corporation
244,000 2.700%,  2/15/2031 220,367
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
c
188,653
Clean Harbors, Inc.
115,000 6.375%,  2/1/2031
c
117,808
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
c
24,228
110,000 6.875%,  1/15/2030
c
112,336
Cornerstone Building Brands, Inc.
30,000 9.500%,  8/15/2029
c
30,812
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 161,228
Principal
Amount Long-Term Fixed Income  9.3% Value
Capital Goods  0.2% - continued
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
$ 180,000 6.625%,  12/15/2030
c
$ 185,597
EquipmentShare.com, Inc.
59,000 8.625%,  5/15/2032
c
61,897
ESAB Corporation
47,000 6.250%,  4/15/2029
c
48,272
GFL Environmental, Inc.
61,000 3.750%,  8/1/2025
c
60,510
140,000 4.000%,  8/1/2028
c
134,455
248,000 3.500%,  9/1/2028
c
236,107
H&E Equipment Services, Inc.
194,000 3.875%,  12/15/2028
c
182,136
Herc Holdings, Inc.
37,000 5.500%,  7/15/2027
c
36,954
94,000 6.625%,  6/15/2029
c
97,363
Honeywell International, Inc.
321,000 4.700%,  2/1/2030 329,871
Ingersoll Rand, Inc.
232,000 5.176%,  6/15/2029 239,995
55,000 5.700%,  8/14/2033 58,928
John Deere Capital Corporation
299,000 4.400%,  9/8/2031 301,112
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 199,769
120,000 6.150%,  9/1/2036 137,584
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
35,000 6.750%,  4/1/2032
c
36,282
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
c
93,248
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
96,340
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
c
175,138
New Enterprise Stone and Lime
Company, Inc.
193,000 5.250%,  7/15/2028
c
188,464
Nordson Corporation
218,000 5.600%,  9/15/2028 227,749
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 397,314
OI European Group BV
123,000 4.750%,  2/15/2030
c
116,303
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
96,451
47,000 7.375%,  6/1/2032
c
48,000
Pactiv Evergreen Group
58,000 4.375%,  10/15/2028
c
55,555
Quanta Services, Inc.
202,000 4.750%,  8/9/2027 204,140
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 285,335
Resideo Funding, Inc.
119,000 6.500%,  7/15/2032
c
122,155
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
c
80,014
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
c
130,476
RTX Corporation
68,000 6.400%,  3/15/2054 80,288

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Capital Goods  0.2% - continued
$ 179,000 4.125%,  11/16/2028 $ 178,550
375,000 4.450%,  11/16/2038 357,161
Sealed Air Corporation/Sealed Air
Corporation (US)
91,000 6.125%,  2/1/2028
c
92,523
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
c
177,984
Sonoco Products Company
214,000 4.600%,  9/1/2029 212,916
Spirit AeroSystems, Inc.
174,000 9.750%,  11/15/2030
c
194,010
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
c
103,380
Standard Industries, Inc./NY
57,000 4.750%,  1/15/2028
c
55,831
57,000 3.375%,  1/15/2031
c
50,778
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
49,787
Textron, Inc.
320,000 3.375%,  3/1/2028 309,855
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 146,941
TransDigm, Inc.
82,000 6.750%,  8/15/2028
c
84,402
200,000 7.125%,  12/1/2031
c
211,532
163,000 6.625%,  3/1/2032
c
169,739
149,000 6.000%,  1/15/2033
c
151,111
Trivium Packaging Finance
87,000 5.500%,  8/15/2026
c
86,661
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 173,704
185,000 4.000%,  7/15/2030 174,837
Veralto Corporation
215,000 5.350%,  9/18/2028 223,900
WESCO Distribution, Inc.
112,000 7.250%,  6/15/2028
c
114,687
58,000 6.375%,  3/15/2029
c
59,920
41,000 6.625%,  3/15/2032
c
42,706
Total 12,375,686
Collateralized Mortgage Obligations  0.3%
A&D Mortgage Trust
563,143
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
571,608
Banc of America Alternative Loan
Trust
11,010
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,842
BINOM Securitization Trust
422,027
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
375,419
CHNGE Mortgage Trust
572,699
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
577,813
768,703
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
765,381
Citicorp Mortgage Securities, Inc.
508,298
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 466,478
Principal
Amount Long-Term Fixed Income  9.3% Value
Collateralized Mortgage Obligations  0.3% -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 1,810
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
$ 1,831
COLT Mortgage Loan Trust
805,401
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
721,168
Countrywide Alternative Loan Trust
289,877
4.450%,  10/25/2035, Ser.
2005-43, Class 4A1
d
240,824
565,363
7.000%,  10/25/2037, Ser.
2007-24, Class A10 198,632
Countrywide Home Loans, Inc.
149,615
5.750%,  4/25/2037, Ser.
2007-3, Class A27 70,235
Credit Suisse Mortgage Trust
366,772
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
367,519
404,989
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
353,229
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,127
6.000%,  12/25/2025, Ser.
2006-AR5, Class 23A 34,856
Federal Home Loan Mortgage
Corporation - REMIC
946,126
4.000%,  1/25/2051, Ser.
5249, Class LA 930,862
246,951
3.000%,  2/15/2033, Ser.
4170, Class IG
h
17,833
544,795
3.000%,  3/15/2033, Ser.
4180, Class PI
h
48,715
1,029,037
4.500%,  10/15/2033, Ser.
2695, Class BH 1,037,863
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 822,937
Federal National Mortgage
Association - REMIC
1,150,499
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,153,017
1,134,174
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 938,347
421,116
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
11,417
Flagstar Mortgage Trust
499,206
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
451,938
GCAT Trust
677,470
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
614,139
1,178,303
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,187,693
GS Mortgage-Backed Securities
Trust
924,516
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
810,816
J.P. Morgan Mortgage Trust
1,009,708
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
850,529
673,493
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
572,061

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Collateralized Mortgage Obligations  0.3% -
continued
LHOME Mortgage Trust
$ 550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
$ 560,857
400,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
407,841
Mello Mortgage Capital
Acceptance
1,002,135
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
846,530
Merrill Lynch Alternative Note
Asset Trust
145,450
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 52,390
New Residential Mortgage Loan
Trust
1,950,566
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,641,649
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
478,600
Palisades Mortgage Loan Trust
721,409
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
716,545
Preston Ridge Partners Mortgage
Trust, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
467,057
Residential Accredit Loans, Inc.
Trust
194,625
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 173,010
Residential Funding Mortgage
Security I Trust
54,735
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 44,168
ROC Securities Trust Series
523,343
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
522,273
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
812,565
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
710,480
Sequoia Mortgage Trust
151,346
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
d
106,416
TRK Trust
673,268
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
593,305
TVC Mortgage Trust
600,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
602,228
Vericrest Opportunity Loan
Transferee
245,977
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
244,974
Verus Securitization Trust
379,213
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
339,904
Total 23,523,794
Principal
Amount Long-Term Fixed Income  9.3% Value
Commercial Mortgage-Backed Securities  0.2%
BANK 2022-BNK39
$ 16,390,642
0.529%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
$ 418,415
BANK5 2024-5YR8
450,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
d
474,442
BBCMS Mortgage Trust
1,000,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3 1,058,285
6,969,578
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
510,831
6,794,676
1.935%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
525,948
Benchmark Mortgage Trust
1,200,000
6.189%,  7/15/2057, Ser.
2024-V8, Class A3
d
1,280,024
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,050,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
2,140,656
1,550,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,f
1,434,821
500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
d,f
485,809
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,f
2,734,106
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,350,000
4.489%,  12/25/2034, Ser.
K165, Class A2 1,373,809
Morgan Stanley Capital I Trust
6,346,104
1.952%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
512,997
Total 12,950,143
Communications Services  0.2%
AMC Networks, Inc.
140,000 10.250%,  1/15/2029
c
143,871
American Tower Corporation
100,000 3.375%,  10/15/2026 98,266
215,000 5.800%,  11/15/2028 225,863
291,000 2.900%,  1/15/2030 269,093
136,000 5.650%,  3/15/2033 143,666
AT&T, Inc.
337,000 3.650%,  6/1/2051 258,421
451,000 3.500%,  9/15/2053 331,338
227,000 5.400%,  2/15/2034 238,185
459,000 4.900%,  8/15/2037 455,680
Bell Telephone Company of
Canada
292,000 5.550%,  2/15/2054 305,013
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
132,737
220,000 5.125%,  5/1/2027
c
216,528
26,000 5.000%,  2/1/2028
c
25,292
128,000 5.375%,  6/1/2029
c
123,353
103,000 4.250%,  2/1/2031
c
90,818
489,000 4.750%,  2/1/2032
c
430,945
59,000 4.500%,  6/1/2033
c
50,105
206,000 4.250%,  1/15/2034
c
168,974

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Communications Services  0.2% - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 149,000 6.150%,  11/10/2026 $ 153,142
335,000 4.200%,  3/15/2028 325,704
244,000 6.100%,  6/1/2029 252,555
650,000 3.500%,  6/1/2041 456,639
Clear Channel Outdoor Holdings,
Inc.
28,000 7.875%,  4/1/2030
c
29,280
Clear Channel Worldwide
Holdings, Inc.
115,000 5.125%,  8/15/2027
c
113,057
Comcast Corporation
337,000 5.350%,  5/15/2053 344,693
285,000 4.400%,  8/15/2035 277,799
380,000 4.750%,  3/1/2044 361,014
Crown Castle, Inc.
227,000 4.900%,  9/1/2029 230,732
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 676,227
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
391,000 5.875%,  8/15/2027
c
383,896
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
c
214,870
57,000 8.625%,  3/15/2031
c
61,451
GCI, LLC
170,000 4.750%,  10/15/2028
c
163,250
Gray Television, Inc.
102,000 7.000%,  5/15/2027
b,c
100,256
163,000 10.500%,  7/15/2029
b,c
170,247
Iliad Holding SASU
152,000 8.500%,  4/15/2031
c
163,492
Intelsat Jackson Holdings SA
149,000 6.500%,  3/15/2030
c
142,559
Lamar Media Corporation
97,000 3.625%,  1/15/2031 88,653
LCPR Senior Secured Financing
DAC
238,000 6.750%,  10/15/2027
c
217,777
Level 3 Financing, Inc.
56,484 10.500%,  4/15/2029
c
61,570
56,484 11.000%,  11/15/2029
c
62,560
85,000 10.500%,  5/15/2030
c
91,481
29,000 10.750%,  12/15/2030
c
31,826
70,000 4.000%,  4/15/2031
c
50,925
Lumen Technologies, Inc.
31,867 4.125%,  4/15/2030
c
25,723
McGraw-Hill Education, Inc.
171,000 5.750%,  8/1/2028
c
168,989
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 182,144
320,000 5.400%,  8/15/2054 335,249
318,000 4.550%,  8/15/2031 325,125
88,000 3.850%,  8/15/2032 85,546
Netflix, Inc.
254,000 5.375%,  11/15/2029
c
267,241
230,000 4.875%,  6/15/2030
c
237,299
News Corporation
95,000 3.875%,  5/15/2029
c
89,853
Principal
Amount Long-Term Fixed Income  9.3% Value
Communications Services  0.2% - continued
Nexstar Media, Inc.
$ 70,000 5.625%,  7/15/2027
c
$ 69,337
57,000 4.750%,  11/1/2028
b,c
54,460
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 198,511
Optics Bidco SPA
197,000 6.000%,  9/30/2034
c
199,427
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
72,000 4.625%,  3/15/2030
c
68,414
Paramount Global
49,000 6.375%,  3/30/2062
d
45,324
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
c
138,581
Rogers Communications, Inc.
268,000 5.000%,  2/15/2029 273,494
352,000 5.300%,  2/15/2034 358,110
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
b,c
41,723
Scripps Escrow, Inc.
41,000 5.875%,  7/15/2027
b,c
35,670
Sinclair Television Group, Inc.
52,000 4.125%,  12/1/2030
b,c
40,560
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
c
280,376
115,000 4.000%,  7/15/2028
c
108,496
Sprint Capital Corporation
566,000 8.750%,  3/15/2032 701,795
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 157,382
TEGNA, Inc.
186,000 4.625%,  3/15/2028 177,481
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
195,500
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 407,821
324,000 4.850%,  1/15/2029 330,817
315,000 4.375%,  4/15/2040 290,468
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
26,000 10.500%,  2/15/2028
c
27,753
177,000 4.750%,  4/15/2028
c
164,194
Univision Communications, Inc.
30,000 8.500%,  7/31/2031
c
30,067
23,000 8.000%,  8/15/2028
c
23,517
194,000 4.500%,  5/1/2029
c
173,305
86,000 7.375%,  6/30/2030
c
83,231
Urban One, Inc.
35,000 7.375%,  2/1/2028
c
25,264
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 217,500
725,000 2.650%,  11/20/2040 534,189
492,000 3.400%,  3/22/2041 401,810
Viasat, Inc.
94,000 6.500%,  7/15/2028
b,c
73,763
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
c
64,205
Virgin Media Secured Finance plc
149,000 5.500%,  5/15/2029
c
142,906
VMED O2 UK Financing I plc
68,000 4.750%,  7/15/2031
c
60,522

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Communications Services  0.2% - continued
$ 60,000 7.750%,  4/15/2032
c
$ 61,589
Vodafone Group plc
86,000 5.125%,  6/4/2081
d
70,839
235,000 5.750%,  6/28/2054 243,283
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
223,619
Warnermedia Holdings, Inc.
519,000 4.054%,  3/15/2029 491,667
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
63,000 7.750%,  8/15/2028
c
63,059
49,000 8.250%,  10/1/2031
c,g
49,815
Zayo Group Holdings, Inc.
82,000 4.000%,  3/1/2027
b,c
73,344
Zegona Finance plc
106,000 8.625%,  7/15/2029
c
113,155
Ziggo Bond Company BV
69,000 5.125%,  2/28/2030
b,c
63,603
Ziggo BV
62,000 4.875%,  1/15/2030
c
58,914
Total 18,359,832
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
41,000 3.875%,  1/15/2028
c
39,398
91,000 4.375%,  1/15/2028
c
88,408
61,000 6.125%,  6/15/2029
c
62,754
106,000 5.625%,  9/15/2029
c
107,532
Adient Global Holdings, Ltd.
93,000 8.250%,  4/15/2031
b,c
98,673
ADT Security Corporation
93,000 4.125%,  8/1/2029
c
88,828
93,000 4.875%,  7/15/2032
c
88,829
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
c
229,908
Allison Transmission, Inc.
97,000 3.750%,  1/30/2031
c
88,192
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 268,962
American Axle & Manufacturing,
Inc.
58,000 6.875%,  7/1/2028 57,905
162,000 5.000%,  10/1/2029
b
148,737
American Honda Finance
Corporation
316,000 5.050%,  7/10/2031 325,265
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
31,000 7.000%,  4/15/2030
b,c
28,797
Arko Corporation
109,000 5.125%,  11/15/2029
b,c
101,245
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
93,880
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
134,392
13,000 4.625%,  4/1/2030
c
12,455
Aston Martin Capital Holdings, Ltd.
73,000 10.000%,  3/31/2029
c
71,633
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
Beazer Homes USA, Inc.
$ 97,000 7.500%,  3/15/2031
c
$ 100,651
BMW US Capital, LLC
303,000 4.650%,  8/13/2026
c
305,768
BorgWarner, Inc.
134,000 4.950%,  8/15/2029 136,230
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
c
148,001
Boyne USA, Inc.
93,000 4.750%,  5/15/2029
c
89,404
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 4.875%,  2/15/2030
c
80,018
Caesars Entertainment, Inc.
257,000 4.625%,  10/15/2029
b,c
244,463
70,000 6.500%,  2/15/2032
c
72,409
Carnival Corporation
80,000 7.625%,  3/1/2026
c
80,740
297,000 5.750%,  3/1/2027
c
300,787
136,000 4.000%,  8/1/2028
c
131,351
115,000 6.000%,  5/1/2029
b,c
116,518
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
28,000 5.375%,  4/15/2027 27,921
140,000 5.250%,  7/15/2029 137,556
Choice Hotels International, Inc.
63,000 3.700%,  12/1/2029
b
59,799
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
137,269
71,000 6.750%,  5/1/2031
c
73,319
Clarios Global, LP/Clarios US
Finance Company, Inc.
152,000 6.750%,  5/15/2028
c
156,675
Crocs, Inc.
57,000 4.250%,  3/15/2029
c
53,887
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
c
28,254
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
c
371,329
Dana, Inc.
56,000 5.625%,  6/15/2028 54,906
86,000 4.250%,  9/1/2030 77,218
85,000 4.500%,  2/15/2032 75,382
eG Global Finance plc
28,000 12.000%,  11/30/2028
b,c
31,250
Expedia Group, Inc.
484,000 3.250%,  2/15/2030 456,401
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 222,482
220,000 5.850%,  5/17/2027 223,971
328,000 2.900%,  2/10/2029 297,731
258,000 7.122%,  11/7/2033 278,924
Forestar Group, Inc.
59,000 3.850%,  5/15/2026
c
57,687
Gap, Inc.
41,000 3.625%,  10/1/2029
c
37,084
Garrett Motion Holdings, Inc./
Garrett LX I SARL
111,000 7.750%,  5/31/2032
c
113,597

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
General Motors Company
$ 325,000 6.125%,  10/1/2025 $ 328,081
General Motors Financial
Company, Inc.
105,000 5.400%,  5/8/2027 107,222
350,000 5.800%,  1/7/2029 364,038
300,000 4.900%,  10/6/2029 300,340
207,000 5.600%,  6/18/2031 212,548
GLP Capital, LP
467,000 5.750%,  6/1/2028 479,366
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
56,000 3.500%,  3/1/2029
c
52,543
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 54,694
110,000 5.000%,  7/15/2029
b
101,170
Group 1 Automotive, Inc.
45,000 6.375%,  1/15/2030
c
45,715
Hanesbrands, Inc.
66,000 4.875%,  5/15/2026
c
65,421
33,000 9.000%,  2/15/2031
c
35,620
Harley-Davidson Financial
Services, Inc.
216,000 5.950%,  6/11/2029
c
221,229
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 255,565
28,000 4.000%,  5/1/2031
c
26,182
165,000 3.625%,  2/15/2032
c
149,065
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
201,000 5.000%,  6/1/2029
c
190,961
Home Depot, Inc.
275,000 5.400%,  9/15/2040 291,525
336,000 4.250%,  4/1/2046 305,575
315,000 3.900%,  6/15/2047 269,041
Hyundai Capital America
475,000 1.800%,  1/10/2028
c
435,320
206,000 5.300%,  6/24/2029
c
212,100
International Game Technology plc
200,000 5.250%,  1/15/2029
c
199,228
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
c
94,339
Jaguar Land Rover Automotive plc
68,000 5.500%,  7/15/2029
c
67,190
KB Home
195,000 4.800%,  11/15/2029 192,403
L Brands, Inc.
260,000 6.625%,  10/1/2030
c
265,054
80,000 6.875%,  11/1/2035 83,360
Las Vegas Sands Corporation
154,000 5.900%,  6/1/2027 158,144
Light & Wonder International, Inc.
156,000 7.250%,  11/15/2029
c
161,401
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
c
62,109
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 233,155
455,000 2.625%,  4/1/2031 408,891
Macy's Retail Holdings, LLC
114,000 5.875%,  4/1/2029
b,c
112,518
57,000 6.125%,  3/15/2032
c
55,247
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
$ 66,000 4.500%,  12/15/2034 $ 55,303
Marriott International, Inc./MD
371,000 4.625%,  6/15/2030 374,461
Match Group Holdings II, LLC
66,000 4.125%,  8/1/2030
c
61,826
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
c
132,217
McDonald's Corporation
325,000 4.450%,  3/1/2047 296,531
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
c
146,666
155,000 7.625%,  4/17/2032
c
159,779
MGM Resorts International
59,000 4.625%,  9/1/2026 58,629
61,000 6.125%,  9/15/2029 61,759
Michaels Companies, Inc.
83,000 5.250%,  5/1/2028
c
61,263
NCL Corporation, Ltd.
66,000 5.875%,  3/15/2026
c
66,004
156,000 5.875%,  2/15/2027
c
156,552
Nordstrom, Inc.
57,000 4.375%,  4/1/2030
b
52,292
81,000 4.250%,  8/1/2031 71,345
Parkland Corporation
61,000 6.625%,  8/15/2032
c
61,926
PENN Entertainment, Inc.
140,000 4.125%,  7/1/2029
b,c
127,555
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
c
201,331
58,000 7.750%,  2/15/2029
c
57,256
Phinia, Inc.
87,000 6.625%,  10/15/2032
c
87,718
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
183,000 5.750%,  4/15/2026
c
183,835
QVC, Inc.
36,000 6.875%,  4/15/2029
b,c
29,897
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
92,950
100,000 9.750%,  4/15/2029
c
109,125
Royal Caribbean Cruises, Ltd.
298,000 4.250%,  7/1/2026
c
294,637
39,000 5.625%,  9/30/2031
c
39,512
45,000 6.000%,  2/1/2033
c
46,133
S&S Holdings, LLC
53,000 8.375%,  10/1/2031
c,g
53,364
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
c
39,698
SeaWorld Parks and
Entertainment, Inc.
137,000 5.250%,  8/15/2029
c
133,692
Service Corporation International/
US
56,000 3.375%,  8/15/2030 50,752
41,000 4.000%,  5/15/2031 37,939
92,000 5.750%,  10/15/2032 92,602
Six Flags Entertainment
Corporation
29,000 7.250%,  5/15/2031
b,c
30,036

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
$ 28,000 6.625%,  5/1/2032
c
$ 28,997
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
b,c
30,024
Sonic Automotive, Inc.
71,000 4.875%,  11/15/2031
c
65,549
Staples, Inc.
117,000 10.750%,  9/1/2029
c
113,525
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
113,132
Target Corporation
337,000 2.950%,  1/15/2052 238,881
Tenneco, Inc.
186,000 8.000%,  11/17/2028
c
172,595
Toyota Motor Credit Corporation
102,000 4.800%,  1/5/2034 104,005
Uber Technologies, Inc.
195,000 5.350%,  9/15/2054 193,401
234,000 4.800%,  9/15/2034 233,676
VICI Properties, LP/VICI Note
Company, Inc.
340,000 4.625%,  6/15/2025
c
337,924
127,000 5.750%,  2/1/2027
c
129,189
158,000 4.125%,  8/15/2030
c
150,042
Victoria's Secret & Company
134,000 4.625%,  7/15/2029
c
118,350
Victra Holdings, LLC/Victra
Finance Corporation
41,000 8.750%,  9/15/2029
c
43,048
Viking Cruises, Ltd.
289,000 5.875%,  9/15/2027
c
288,798
Volkswagen Group of America
Finance, LLC
325,000 5.300%,  3/22/2027
c
330,975
Wabash National Corporation
88,000 4.500%,  10/15/2028
c
80,618
Walgreens Boots Alliance, Inc.
99,000 3.200%,  4/15/2030 80,317
43,000 4.800%,  11/18/2044
b
32,176
Walmart, Inc.
263,000 4.500%,  9/9/2052 255,523
WASH Multifamily Acquisition, Inc.
88,000 5.750%,  4/15/2026
c
87,521
Wyndham Hotels & Resorts, Inc.
149,000 4.375%,  8/15/2028
c
143,728
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
53,000 5.125%,  10/1/2029
c
52,364
137,000 7.125%,  2/15/2031
c
147,809
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
c
207,528
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
99,511
Total 20,914,926
Consumer Non-Cyclical  0.3%
1375209 B.C., Ltd.
57,000 9.000%,  1/30/2028
b,c
56,494
Abbott Laboratories
284,000 4.750%,  11/30/2036 291,383
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
AbbVie, Inc.
$ 104,000 5.400%,  3/15/2054 $ 110,277
239,000 5.350%,  3/15/2044 252,112
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
234,302
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
c
175,115
191,000 3.500%,  3/15/2029
c
178,093
Altria Group, Inc.
216,000 6.875%,  11/1/2033 243,965
Amgen, Inc.
315,000 4.200%,  2/22/2052 268,151
335,000 5.600%,  3/2/2043 351,947
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 435,748
Anheuser-Busch InBev Worldwide,
Inc.
527,000 4.375%,  4/15/2038 508,295
270,000 5.550%,  1/23/2049 291,061
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 262,250
AstraZeneca plc
580,000 3.000%,  5/28/2051 422,912
B&G Foods, Inc.
114,000 8.000%,  9/15/2028
c
119,250
BAT Capital Corporation
215,000 7.079%,  8/2/2043 246,377
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
38,070
Bausch Health Companies, Inc.
91,000 5.500%,  11/1/2025
b,c
88,899
209,000 4.875%,  6/1/2028
c
163,543
Baxter International, Inc.
325,000 3.132%,  12/1/2051 221,408
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 127,103
375,000 3.700%,  6/6/2027 370,298
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
c
105,703
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 465,806
Bunge, Ltd. Finance Corporation
78,000 4.650%,  9/17/2034 77,831
Campbell Soup Company
208,000 5.400%,  3/21/2034 218,119
Cargill, Inc.
329,000 3.125%,  5/25/2051
c
237,015
Catalent Pharma Solutions, Inc.
70,000 3.125%,  2/15/2029
c
68,761
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
53,000 9.500%,  10/15/2029
c,g
53,050
Central Garden & Pet Company
131,000 4.125%,  10/15/2030 121,784
Charles River Laboratories
International, Inc.
67,000 4.000%,  3/15/2031
c
61,764
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
19,398

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 54,000 4.625%,  11/15/2028
c
$ 52,589
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
c
128,913
42,000 8.000%,  12/15/2027
c
42,134
178,000 6.000%,  1/15/2029
c
172,801
102,000 5.250%,  5/15/2030
c
93,871
77,000 4.750%,  2/15/2031
c
67,687
82,000 10.875%,  1/15/2032
c
90,363
Conagra Brands, Inc.
380,000 1.375%,  11/1/2027 347,854
Concentra Escrow Issuer
Corporation
50,000 6.875%,  7/15/2032
c
52,576
Constellation Brands, Inc.
266,000 3.600%,  2/15/2028 260,107
160,000 2.875%,  5/1/2030 147,502
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
214,000 4.750%,  1/15/2029
c
209,284
CVS Health Corporation
214,000 4.780%,  3/25/2038 201,911
703,000 6.000%,  6/1/2044 726,605
DaVita, Inc.
116,000 6.875%,  9/1/2032
c
119,834
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
c
119,297
Eli Lilly & Company
168,000 4.950%,  2/27/2063 168,036
Embecta Corporation
56,000 6.750%,  2/15/2030
c
53,032
Encompass Health Corporation
90,000 4.500%,  2/1/2028 88,337
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
b,c
60,006
Energizer Holdings, Inc.
149,000 4.750%,  6/15/2028
c
144,582
Fortrea Holdings, Inc.
93,000 7.500%,  7/1/2030
b,c
93,611
GE HealthCare Technologies, Inc.
226,000 6.377%,  11/22/2052 264,262
General Mills, Inc.
90,000 4.950%,  3/29/2033 92,318
HCA, Inc.
401,000 3.500%,  9/1/2030 377,893
157,000 5.450%,  9/15/2034 161,543
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
57,000 7.875%,  9/1/2025
c
56,788
HLF Financing SARL, LLC/
Herbalife International, Inc.
61,000 12.250%,  4/15/2029
c
60,803
104,000 4.875%,  6/1/2029
c
65,435
Illumina, Inc.
145,000 4.650%,  9/9/2026 145,902
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
531,038
Jazz Securities DAC
41,000 4.375%,  1/15/2029
c
39,652
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
$ 227,000 5.500%,  1/15/2030 $ 229,929
46,000 3.625%,  1/15/2032 42,055
455,000 3.000%,  5/15/2032 394,567
Johnson & Johnson
216,000 5.250%,  6/1/2054 233,946
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
110,000 9.000%,  2/15/2029
c
114,390
Keurig Dr Pepper, Inc.
432,000 5.200%,  3/15/2031 451,025
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 256,279
Kraft Heinz Foods Company
219,000 4.375%,  6/1/2046 193,824
Lamb Weston Holdings, Inc.
62,000 4.125%,  1/31/2030
c
58,154
LifePoint Health, Inc.
111,000 9.875%,  8/15/2030
c
122,211
73,000 11.000%,  10/15/2030
c
82,372
Mattel, Inc.
282,000 5.450%,  11/1/2041 268,918
Medline Borrower, LP/Medline Co-
Issuer, Inc.
128,000 6.250%,  4/1/2029
c
131,882
Medtronic, Inc.
338,000 4.375%,  3/15/2035 336,076
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
c
142,961
119,000 5.250%,  10/1/2029
c
116,761
MPH Acquisition Holdings, LLC
57,000 5.500%,  9/1/2028
c
41,100
Newell Brands, Inc.
58,000 6.375%,  9/15/2027
b
58,661
58,000 6.625%,  9/15/2029 58,722
Novartis Capital Corporation
182,000 4.700%,  9/18/2054 178,113
Organon & Company/Organon
Foreign Debt Co-Issuer BV
80,000 4.125%,  4/30/2028
c
76,927
226,000 5.125%,  4/30/2031
b,c
212,919
Owens & Minor, Inc.
100,000 6.625%,  4/1/2030
b,c
97,070
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 193,180
Performance Food Group, Inc.
129,000 4.250%,  8/1/2029
c
122,672
82,000 6.125%,  9/15/2032
c
83,792
Perrigo Finance Unlimited
Company
99,000 4.900%,  6/15/2030 96,419
54,000 6.125%,  9/30/2032 54,417
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 521,360
217,000 5.110%,  5/19/2043 220,939
Philip Morris International, Inc.
218,000 5.500%,  9/7/2030 230,782
103,000 5.125%,  2/13/2031 107,058
336,000 5.375%,  2/15/2033 351,402

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
Post Holdings, Inc.
$ 85,000 4.625%,  4/15/2030
c
$ 81,333
140,000 4.500%,  9/15/2031
c
130,789
80,000 6.250%,  10/15/2034
c,g
80,504
Prime Healthcare Services, Inc.
89,000 9.375%,  9/1/2029
c
91,802
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
c
298,443
Royalty Pharma plc
194,000 5.150%,  9/2/2029 198,984
Scotts Miracle-Gro Company
46,000 4.500%,  10/15/2029 44,233
Simmons Foods, Inc.
228,000 4.625%,  3/1/2029
c
216,318
Sotera Health Holdings, LLC
60,000 7.375%,  6/1/2031
c
62,311
Spectrum Brands, Inc.
14,000 3.875%,  3/15/2031
c
12,257
Star Parent, Inc.
63,000 9.000%,  10/1/2030
c
67,635
Sysco Corporation
338,000 6.600%,  4/1/2040 383,027
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 240,508
316,000 5.650%,  7/5/2044 332,491
Tenet Healthcare Corporation
325,000 5.125%,  11/1/2027 323,772
112,000 4.375%,  1/15/2030 107,456
144,000 6.750%,  5/15/2031 150,101
Teva Pharmaceutical Finance
Company, LLC
59,000 6.150%,  2/1/2036 60,760
Teva Pharmaceutical Finance
Netherlands III BV
131,000 3.150%,  10/1/2026 125,918
US Acute Care Solutions, LLC
57,000 9.750%,  5/15/2029
c
59,038
Viterra Finance BV
273,000 3.200%,  4/21/2031
c
249,693
Zoetis, Inc.
468,000 4.700%,  2/1/2043 445,812
Total 21,766,918
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
53,000 7.500%,  10/1/2029
c,g
53,702
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
122,696
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
85,422
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
117,000 8.250%,  12/31/2028
c
119,863
58,000 5.875%,  6/30/2029
c
57,298
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
c
123,334
28,000 7.375%,  3/15/2032
c
27,898
Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 93,000 7.000%,  7/15/2029
c
$ 96,681
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 385,397
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
77,585
114,000 6.875%,  7/1/2029
c
116,801
California Resources Corporation
70,000 8.250%,  6/15/2029
c
71,336
Canadian Natural Resources, Ltd.
137,000 2.950%,  7/15/2030 125,254
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 884,735
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034
c
63,111
Civitas Resources, Inc.
82,000 8.375%,  7/1/2028
c
85,236
152,000 8.750%,  7/1/2031
c
160,898
CNX Resources Corporation
69,000 6.000%,  1/15/2029
c
69,374
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
228,984
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
58,247
Comstock Resources, Inc.
113,000 6.750%,  3/1/2029
c
109,976
135,000 5.875%,  1/15/2030
c
126,237
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
373,435
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
130,450
Crescent Energy Finance, LLC
175,000 7.625%,  4/1/2032
c
175,055
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
126,000 8.625%,  3/15/2029
c
132,570
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
50,153
Diamondback Energy, Inc.
309,000 5.750%,  4/18/2054 311,370
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
c
93,741
Enbridge, Inc.
162,000 5.250%,  4/5/2027 165,866
Enerflex, Ltd.
50,000 9.000%,  10/15/2027
c
51,580
Energy Transfer, LP
137,000 8.000%,  5/15/2054
d
147,408
265,000 4.900%,  3/15/2035 261,594
250,000 5.150%,  2/1/2043 234,416
400,000 6.000%,  6/15/2048 409,528
EnLink Midstream Partners, LP
113,000 5.600%,  4/1/2044 107,999
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 214,498
EQM Midstream Partners, LP
329,000 4.750%,  1/15/2031
c
318,573

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
Exxon Mobil Corporation
$ 525,000 3.452%,  4/15/2051 $ 406,815
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 97,764
140,000 7.875%,  5/15/2032 142,540
Gulfport Energy Corporation
40,000 6.750%,  9/1/2029
c
40,468
Halliburton Company
247,000 4.850%,  11/15/2035 246,633
225,000 5.000%,  11/15/2045 215,537
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
c
150,429
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
c
121,266
Hilcorp Energy I, LP/Hilcorp
Finance Company
170,000 5.750%,  2/1/2029
c
165,383
56,000 6.000%,  4/15/2030
c
54,585
112,000 6.250%,  4/15/2032
c
109,012
Howard Midstream Energy
Partners, LLC
163,000 7.375%,  7/15/2032
c
168,819
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
c
142,103
Kodiak Gas Services, LLC
71,000 7.250%,  2/15/2029
c
73,478
Kraken Oil & Gas Partners, LLC
74,000 7.625%,  8/15/2029
c
73,901
Laredo Petroleum, Inc.
116,000 7.750%,  7/31/2029
b,c
115,413
MEG Energy Corporation
91,000 5.875%,  2/1/2029
c
89,022
Moss Creek Resources Holdings,
Inc.
61,000 8.250%,  9/1/2031
c
60,233
MPLX, LP
449,000 4.950%,  9/1/2032 450,704
82,000 5.000%,  3/1/2033 82,045
Nabors Industries, Inc.
56,000 7.375%,  5/15/2027
c
56,125
144,000 9.125%,  1/31/2030
c
148,507
National Fuel Gas Company
404,000 5.500%,  1/15/2026 407,645
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
48,191
70,000 8.375%,  2/15/2032
c
72,139
Noble Finance II, LLC
118,000 8.000%,  4/15/2030
c
121,752
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
c
125,042
NuStar Logistics, LP
114,000 6.375%,  10/1/2030 118,289
Occidental Petroleum Corporation
90,000 5.000%,  8/1/2027 91,239
ONEOK, Inc.
164,000 5.700%,  11/1/2054 163,067
112,000 5.000%,  3/1/2026 112,511
188,000 4.750%,  10/15/2031 188,000
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 94,763
Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
Permian Resources Operating,
LLC
$ 110,000 6.250%,  2/1/2033
c
$ 111,775
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
96,021
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
c
76,840
Range Resources Corporation
97,000 4.750%,  2/15/2030
c
93,567
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
140,589
Saturn Oil & Gas, Inc.
68,000 9.625%,  6/15/2029
c
67,180
Schlumberger Holdings
Corporation
113,000 5.000%,  5/29/2027
c
115,319
SM Energy Company
105,000 6.500%,  7/15/2028 104,885
40,000 7.000%,  8/1/2032
c
40,155
South Bow USA Infrastructure
Holdings, LLC
173,000 5.026%,  10/1/2029
c
173,452
69,000 5.584%,  10/1/2034
c
69,664
Southwestern Energy Company
83,000 4.750%,  2/1/2032 79,399
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 55,905
Suncor Energy, Inc.
339,000 7.150%,  2/1/2032 382,465
Sunoco, LP
169,000 7.000%,  5/1/2029
c
176,574
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 84,420
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
217,000 5.500%,  1/15/2028
c
210,094
85,000 7.375%,  2/15/2029
c
85,958
Talos Production, Inc.
60,000 9.000%,  2/1/2029
c
61,780
Targa Resources Corporation
394,000 4.200%,  2/1/2033 373,076
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
147,678
TGNR Intermediate Holdings, LLC
127,000 5.500%,  10/15/2029
c
120,665
TotalEnergies Capital SA
160,000 5.275%,  9/10/2054 160,231
Transocean, Inc.
147,900 8.750%,  2/15/2030
c
154,205
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
c
98,875
Valaris, Ltd.
120,000 8.375%,  4/30/2030
c
123,600
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
c
146,480
95,000 4.125%,  8/15/2031
c
88,324

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
Venture Global LNG, Inc.
$ 210,000 8.125%,  6/1/2028
c
$ 218,929
105,000 9.000%,  9/30/2029
c,d,i
106,431
82,000 7.000%,  1/15/2030
c
83,773
244,000 8.375%,  6/1/2031
c
257,646
187,000 9.875%,  2/1/2032
c
207,793
Viridien SA
28,000 8.750%,  4/1/2027
b,c
27,288
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 232,836
112,000 6.150%,  4/1/2033 118,392
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 218,266
500,000 7.500%,  1/15/2031 569,823
Total 16,862,074
Financials  0.8%
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
c
36,843
57,000 7.500%,  11/6/2030
c
58,658
AEGON Funding Company, LLC
318,000 5.500%,  4/16/2027
b,c
325,019
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
247,000 6.100%,  1/15/2027 255,758
375,000 3.875%,  1/23/2028 368,603
250,000 3.400%,  10/29/2033 221,188
AG TTMT Escrow Issuer, LLC
44,000 8.625%,  9/30/2027
c
45,109
Agree, LP
158,000 5.625%,  6/15/2034 165,288
Air Lease Corporation
59,000 4.650%,  6/15/2026
d,i
57,512
482,000 3.000%,  2/1/2030 444,272
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
c
300,180
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
57,000 4.250%,  10/15/2027
c
54,567
114,000 6.750%,  4/15/2028
c
115,846
81,000 7.000%,  1/15/2031
c
83,235
Ally Financial, Inc.
460,000 8.000%,  11/1/2031 520,774
88,000 6.700%,  2/14/2033 89,997
American Express Company
102,000 5.098%,  2/16/2028
d
103,956
149,000 5.043%,  7/26/2028
d
152,238
American Homes 4 Rent, LP
376,000 2.375%,  7/15/2031 322,937
American International Group, Inc.
453,000 5.125%,  3/27/2033 466,836
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
48,147
140,000 4.875%,  6/30/2029
c
134,245
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
229,808
Aon North America, Inc.
158,000 5.750%,  3/1/2054 167,375
Apollo Debt Solutions BDC
232,000 6.700%,  7/29/2031
b,c
239,009
Ares Capital Corporation
173,000 3.250%,  7/15/2025 170,424
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 425,000 3.875%,  1/15/2026 $ 418,809
145,000 2.150%,  7/15/2026 137,790
189,000 5.875%,  3/1/2029 193,541
Ares Strategic Income Fund
190,000 5.600%,  2/15/2030
c,g
188,497
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 63,561
79,000 5.750%,  7/15/2054 82,462
Associated Banc-Corp
275,000 4.250%,  1/15/2025 273,603
Avolon Holdings Funding, Ltd.
125,000 4.250%,  4/15/2026
c
123,707
270,000 5.750%,  3/1/2029
c
278,326
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
c
250,374
Banco Santander SA
400,000 4.175%,  3/24/2028
d
396,179
Bank of America Corporation
275,000 1.734%,  7/22/2027
d
262,539
265,000 3.824%,  1/20/2028
d
262,133
196,000 5.202%,  4/25/2029
d
201,529
230,000 2.087%,  6/14/2029
d
212,395
500,000 2.496%,  2/13/2031
d
453,274
650,000 1.922%,  10/24/2031
d
560,066
338,000 2.972%,  2/4/2033
d
302,694
676,000 4.571%,  4/27/2033
d
672,753
324,000 5.872%,  9/15/2034
d
349,550
129,000 5.468%,  1/23/2035
d
135,657
319,000 5.425%,  8/15/2035
d
327,008
450,000 3.846%,  3/8/2037
d
415,974
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
d
230,187
Barclays plc
56,000 6.125%,  12/15/2025
d,i
55,811
333,000 6.496%,  9/13/2027
d
344,928
275,000 4.972%,  5/16/2029
d
278,059
301,000 4.942%,  9/10/2030
d
303,488
335,000 5.746%,  8/9/2033
d
350,344
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
c
202,660
Belrose Funding Trust
430,000 2.330%,  8/15/2030
c
368,971
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 315,561
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 107,763
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 338,415
210,000 6.250%,  1/25/2031
b,c
215,729
Blue Owl Capital Corporation II
164,000 8.450%,  11/15/2026
c
172,193
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 276,698
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
c
113,437
Blue Owl Technology Finance
Corporation II
217,000 6.750%,  4/4/2029
c
218,016
BNP Paribas SA
564,000 3.132%,  1/20/2033
c,d
503,570

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
BPCE SA
$ 440,000 3.500%,  10/23/2027
c
$ 426,733
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
c
144,198
Camden Property Trust
278,000 3.150%,  7/1/2029 265,110
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 496,465
71,000 5.700%,  2/1/2030
b,d
73,526
Castlelake Aviation Finance DAC
59,000 5.000%,  4/15/2027
c
59,151
Centene Corporation
763,000 2.625%,  8/1/2031 654,252
Charles Schwab Corporation
454,000 2.450%,  3/3/2027 436,013
220,000 6.136%,  8/24/2034
d
240,496
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 203,063
Citibank NA
250,000 4.929%,  8/6/2026 253,683
Citigroup, Inc.
348,000 3.200%,  10/21/2026 340,857
520,000 3.668%,  7/24/2028
d
510,737
236,000 4.125%,  7/25/2028 234,087
175,000 3.520%,  10/27/2028
d
170,836
130,000 5.174%,  2/13/2030
d
133,541
478,000 4.910%,  5/24/2033
d
481,807
284,000 6.174%,  5/25/2034
d
303,026
Citizens Financial Group, Inc.
136,000 5.718%,  7/23/2032
d
141,039
CNA Financial Corporation
160,000 5.125%,  2/15/2034 163,615
Comerica, Inc.
75,000 5.982%,  1/30/2030
d
77,316
Constellation Insurance, Inc.
28,000 6.800%,  1/24/2030
c
28,181
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
c,d
462,803
Corebridge Financial, Inc.
117,000 6.375%,  9/15/2054
d
118,204
169,000 4.350%,  4/5/2042 149,653
Credit Acceptance Corporation
105,000 9.250%,  12/15/2028
c
112,288
Credit Suisse Group AG
350,000 7.250%,  N/A
*,j
35,000
Deutsche Bank AG/New York, NY
239,000 6.819%,  11/20/2029
d
257,275
500,000 3.729%,  1/14/2032
d
448,720
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
490,494
Diversified Healthcare Trust
68,000 Zero Coupon,  1/15/2026
c
62,599
Drawbridge Special Opportunities
Fund, LP
199,000 3.875%,  2/15/2026
c
193,888
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 265,965
300,000 4.625%,  5/15/2042 281,099
EPR Properties
190,000 4.950%,  4/15/2028 188,308
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
Fairfax Financial Holdings, Ltd.
$ 207,000 6.350%,  3/22/2054
c
$ 221,222
Fifth Third Bancorp
177,000 6.339%,  7/27/2029
d
188,138
First Horizon Bank
265,000 5.750%,  5/1/2030 269,069
FirstCash, Inc.
143,000 5.625%,  1/1/2030
c
141,689
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 197,626
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
246,458
Fortress Transportation and
Infrastructure Investors, LLC
60,000 5.500%,  5/1/2028
c
59,749
105,000 7.000%,  5/1/2031
c
110,671
82,000 7.000%,  6/15/2032
c
86,075
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,527
Freedom Mortgage Holdings, LLC
133,000 9.250%,  2/1/2029
c
138,246
57,000 9.125%,  5/15/2031
c
58,602
FS KKR Capital Corporation
450,000 3.400%,  1/15/2026 438,700
GGAM Finance, Ltd.
54,000 7.750%,  5/15/2026
c
55,217
58,000 8.000%,  6/15/2028
c
62,168
158,000 5.875%,  3/15/2030
c
158,207
Global Aircraft Leasing Company,
Ltd.
137,000 8.750%,  9/1/2027
c
139,021
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
171,000 3.750%,  12/15/2027
c
159,405
goeasy, Ltd.
94,000 9.250%,  12/1/2028
c
101,206
58,000 7.625%,  7/1/2029
c
60,089
Goldman Sachs Bank USA/New
York, NY
323,000 5.414%,  5/21/2027
d
328,228
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 139,151
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
d
303,154
322,000 6.484%,  10/24/2029
d
346,742
120,000 1.992%,  1/27/2032
d
102,650
810,000 3.102%,  2/24/2033
d
728,783
Health Care Service Corporation
231,000 5.450%,  6/15/2034
c
240,225
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 86,535
Highwoods Realty, LP
215,000 7.650%,  2/1/2034 247,177
Howard Hughes Corporation
37,000 4.125%,  2/1/2029
c
34,508
HSBC Holdings plc
300,000 5.402%,  8/11/2033
d
310,771
HUB International, Ltd.
164,000 7.250%,  6/15/2030
c
170,868
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
d
277,962

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
$ 83,000 6.250%,  5/15/2026 $ 82,353
232,000 5.250%,  5/15/2027 222,312
Intesa Sanpaolo SPA
71,000 4.198%,  6/1/2032
c,d
63,277
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 236,682
J.P. Morgan Chase & Company
86,000 4.000%,  4/1/2025
d,i
84,858
384,000 1.578%,  4/22/2027
d
367,860
320,000 4.979%,  7/22/2028
b,d
326,241
25,000 4.203%,  7/23/2029
d
24,907
400,000 2.522%,  4/22/2031
d
363,324
400,000 1.953%,  2/4/2032
d
343,707
450,000 4.586%,  4/26/2033
d
450,095
337,000 4.912%,  7/25/2033
d
344,205
228,000 5.766%,  4/22/2035
d
245,697
Jackson National Life Global
Funding
236,000 5.550%,  7/2/2027
c
242,411
Jane Street Group/JSG Finance,
Inc.
92,000 4.500%,  11/15/2029
c
88,552
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
46,590
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
47,005
117,000 9.500%,  2/15/2029
c
124,920
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 255,656
KeyCorp
162,000
6.324%,  (SOFRINDX +
1.250%), 5/23/2025
d
162,256
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 104,365
93,000 6.250%,  1/15/2036 95,221
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
58,000 4.250%,  2/1/2027
c
56,574
155,000 4.750%,  6/15/2029
c
151,384
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
c,d
30,272
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
d
349,419
Macquarie Airfinance Holdings,
Ltd.
108,000 6.400%,  3/26/2029
c
112,406
146,000 5.150%,  3/17/2030
c
146,318
28,000 6.500%,  3/26/2031
c
29,556
Manufacturers & Traders Trust
Company
337,000 4.700%,  1/27/2028 338,774
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 86,305
215,000 5.400%,  9/15/2033 228,599
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
c
314,628
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 335,000 5.422%,  2/22/2029
d
$ 346,389
Molina Healthcare, Inc.
157,000 4.375%,  6/15/2028
c
152,631
41,000 3.875%,  5/15/2032
c
37,496
Morgan Stanley
540,000 4.350%,  9/8/2026 541,296
435,000 3.591%,  7/22/2028
d
426,236
223,000 5.164%,  4/20/2029
d
229,213
620,000 3.622%,  4/1/2031
d
595,303
223,000 5.250%,  4/21/2034
d
230,312
168,000 5.831%,  4/19/2035
d
180,457
394,000 5.297%,  4/20/2037
d
396,981
Morgan Stanley Direct Lending
Fund
159,000 6.150%,  5/17/2029
c
161,086
MPT Operating Partnership, LP/
MPT Finance Corporation
236,000 4.625%,  8/1/2029
b
189,823
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 242,311
Nationstar Mortgage Holdings,
Inc.
29,000 5.500%,  8/15/2028
c
28,708
60,000 6.500%,  8/1/2029
c
61,010
90,000 5.125%,  12/15/2030
c
86,337
NatWest Group plc
250,000 4.445%,  5/8/2030
d
248,257
325,000 6.475%,  6/1/2034
d
342,002
Navient Corporation
34,000 5.000%,  3/15/2027 33,699
37,000 5.500%,  3/15/2029 35,893
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
37,000 4.500%,  9/30/2028
c
34,724
New York Life Global Funding
331,000 4.550%,  1/28/2033
c
332,410
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034 235,334
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 392,061
375,000 3.375%,  2/1/2031 341,684
OneMain Finance Corporation
217,000 3.500%,  1/15/2027 207,413
262,000 3.875%,  9/15/2028 243,010
Panther Escrow Issuer, LLC
164,000 7.125%,  6/1/2031
c
172,021
Park Intermediate Holdings, LLC
161,000 4.875%,  5/15/2029
c
156,214
Pine Street Trust III
100,000 6.223%,  5/15/2054
c
108,405
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
d
111,823
314,000 5.492%,  5/14/2030
d
328,120
450,000 4.626%,  6/6/2033
d
443,598
PRA Group, Inc.
89,000 8.375%,  2/1/2028
c
92,143
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
222,460
104,000 5.250%,  1/15/2035
c
106,360

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
Prologis, LP
$ 146,000 5.250%,  3/15/2054 $ 148,259
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
d
424,716
Regency Centers, LP
299,000 4.125%,  3/15/2028 296,810
162,000 5.250%,  1/15/2034 167,225
Regions Financial Corporation
92,000 5.502%,  9/6/2035
d
93,622
Reinsurance Group of America,
Inc.
231,000 5.750%,  9/15/2034 243,338
RGA Global Funding
105,000 5.500%,  1/11/2031
c
109,746
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 27,658
57,000 4.500%,  2/15/2029
c
55,152
RLJ Lodging Trust, LP
52,000 4.000%,  9/15/2029
c
47,867
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
c
178,652
73,000 3.875%,  3/1/2031
c
67,214
82,000 4.000%,  10/15/2033
c
73,249
Ryan Specialty, LLC
30,000 4.375%,  2/1/2030
c
28,911
22,000 5.875%,  8/1/2032
c
22,367
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
d
116,236
93,000 6.174%,  1/9/2030
d
97,082
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
d
437,556
Service Properties Trust
76,000 8.375%,  6/15/2029 75,915
93,000 8.625%,  11/15/2031
c
101,134
Simon Property Group, LP
343,000 3.800%,  7/15/2050 272,462
SLM Corporation
60,000 4.200%,  10/29/2025 59,315
Societe Generale SA
354,000 4.750%,  11/24/2025
c
351,712
Standard Chartered plc
200,000 5.688%,  5/14/2028
c,d
205,383
State Street Corporation
314,000 4.530%,  2/20/2029
d
317,190
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 327,890
329,000 5.710%,  1/13/2030 348,441
275,000 1.710%,  1/12/2031 232,679
Synchrony Financial
115,000 5.935%,  8/2/2030
b,d
118,147
59,000 7.250%,  2/2/2033 61,295
Synovus Bank
250,000 5.625%,  2/15/2028 251,351
Toronto-Dominion Bank
293,000 5.523%,  7/17/2028 306,512
110,000 5.146%,  9/10/2034
d
111,050
Truist Financial Corporation
227,000 6.047%,  6/8/2027
d
232,934
160,000 5.125%,  12/15/2027
d,i
157,179
266,000 5.122%,  1/26/2034
d
268,923
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 137,000 5.711%,  1/24/2035
d
$ 144,328
U.S. Bancorp
348,000 5.775%,  6/12/2029
d
364,716
88,000 5.836%,  6/12/2034
d
93,960
146,000 5.678%,  1/23/2035
d
154,760
UBS Group AG
43,000 4.875%,  2/12/2027
c,d,i
41,147
328,000 6.246%,  9/22/2029
c,d
348,219
278,000 3.091%,  5/14/2032
c,d
250,687
200,000 5.699%,  2/8/2035
c,d
211,116
200,000 5.379%,  9/6/2045
c,d
204,602
UniCredit SPA
57,000 5.861%,  6/19/2032
c,d
57,356
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
c
149,996
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 247,955
228,000 4.750%,  5/15/2052 217,422
Vornado Realty, LP
42,000 3.400%,  6/1/2031 36,209
Wells Fargo & Company
43,000 3.900%,  3/15/2026
d,i
41,792
199,000 3.000%,  4/22/2026 195,499
350,000 3.000%,  10/23/2026 342,075
338,000 3.526%,  3/24/2028
d
331,600
214,000 5.707%,  4/22/2028
d
220,974
550,000 2.393%,  6/2/2028
d
522,949
234,000 5.574%,  7/25/2029
d
243,455
185,000 5.389%,  4/24/2034
d
191,881
310,000 4.900%,  11/17/2045 290,809
XHR, LP
66,000 4.875%,  6/1/2029
c
63,260
Total 56,969,830
Foreign Government  <0.1%
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
c
311,536
Saudi Arabian Oil Company
200,000 5.250%,  7/17/2034
c
205,661
Total 517,197
Mortgage-Backed Securities  3.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,051,816 2.000%,  1/1/2052 2,559,054
2,292,607 2.000%,  5/1/2051 1,922,697
4,435,203 2.500%,  5/1/2051 3,874,690
1,765,837 3.500%,  5/1/2052 1,656,484
2,951,715 4.000%,  5/1/2052 2,859,086
1,829,106 5.000%,  7/1/2053 1,841,237
903,580 5.500%,  7/1/2053 921,087
2,412,554 3.500%,  8/1/2052 2,261,350
1,845,114 5.000%,  8/1/2053 1,865,835
2,783,890 5.500%,  9/1/2053 2,860,030
1,870,313 3.500%,  9/1/2047 1,764,922
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,370,433 2.500%,  7/1/2030 1,320,755
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,785,625 3.000%,  12/1/2036 1,700,616

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Mortgage-Backed Securities  3.0% - continued
$ 1,771,620 3.000%,  8/1/2038 $ 1,696,358
2,760,045 3.500%,  5/1/2040 2,686,591
2,612,197 2.500%,  4/1/2042 2,346,200
890,847 2.000%,  5/1/2042 778,605
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,159,518 3.000%,  1/1/2052 6,486,389
895,970 2.000%,  2/1/2051 751,477
587,100 2.000%,  2/1/2051 492,418
2,873,727 2.500%,  2/1/2051 2,511,220
3,385,577 2.500%,  2/1/2051 2,940,665
9,868,781 2.000%,  3/1/2051 8,174,015
1,415,894 2.000%,  3/1/2051 1,170,983
5,150,323 4.000%,  3/1/2051 4,999,655
2,511,545 2.000%,  3/1/2052 2,105,397
7,666,739 3.000%,  3/1/2052 6,900,828
6,529,920 2.000%,  4/1/2051 5,408,535
4,552,135 3.000%,  4/1/2051 4,123,756
4,760,416 3.000%,  5/1/2050 4,347,787
1,081,349 2.000%,  5/1/2051 902,081
3,544,577 3.000%,  5/1/2051 3,248,440
6,618,622 2.000%,  6/1/2050 5,522,012
2,887,071 3.000%,  6/1/2050 2,655,421
1,241,121 4.000%,  6/1/2052 1,193,616
1,336,721 5.000%,  6/1/2053 1,348,131
4,967,591 2.500%,  7/1/2051 4,365,581
1,170,434 3.500%,  7/1/2051 1,104,464
3,488,426 4.000%,  7/1/2052 3,355,090
1,089,232 2.500%,  8/1/2050 960,264
1,896,088 3.500%,  8/1/2050 1,793,416
3,248,538 3.500%,  8/1/2052 3,029,186
6,068,524 4.500%,  8/1/2052 5,995,300
2,532,182 5.000%,  8/1/2053 2,553,807
4,965,869 6.000%,  8/1/2054 5,211,380
1,148,470 2.500%,  9/1/2051 1,005,045
1,716,750 3.500%,  9/1/2052 1,613,446
963,423 3.500%,  9/1/2052 905,718
2,064,518 5.000%,  9/1/2052 2,068,782
1,932,991 4.500%,  9/1/2053 1,915,992
3,268,468 4.500%,  9/1/2053 3,219,279
4,957,654 4.000%,  10/1/2052 4,782,220
1,053,611 2.000%,  11/1/2051 881,621
1,278,931 3.500%,  11/1/2052 1,204,281
4,349,667 2.000%,  12/1/2050 3,631,462
9,721,753 2.500%,  12/1/2051 8,482,007
6,006,389 4.500%,  12/1/2052 5,961,027
10,225,000 5.500%,  10/1/2041
g
10,343,400
2,800,000 6.000%,  10/1/2041
g
2,861,681
2,173,971 3.500%,  12/1/2047 2,051,519
2,450,000 4.000%,  10/1/2048
g
2,352,694
4,500,000 4.500%,  10/1/2048
g
4,423,622
3,375,000 5.000%,  10/1/2048
g
3,372,759
9,500,000 3.000%,  10/1/2049
g
8,525,497
5,700,000 3.500%,  10/1/2049
g
5,307,654
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,813,288 2.500%,  3/1/2062 4,843,569
1,253,455 3.500%,  7/1/2061 1,147,004
2,551,778 4.000%,  12/1/2061 2,432,168
Total 211,899,358
Principal
Amount Long-Term Fixed Income  9.3% Value
Technology  0.2%
Advanced Micro Devices, Inc.
$ 225,000 4.393%,  6/1/2052
b
$ 209,448
Amentum Holdings, Inc.
89,000 7.250%,  8/1/2032
c
92,883
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 370,587
Apple, Inc.
292,000 2.650%,  2/8/2051 200,792
735,000 3.750%,  9/12/2047 633,294
Automatic Data Processing, Inc.
312,000 4.450%,  9/9/2034 312,722
Block, Inc.
61,000 3.500%,  6/1/2031 55,623
200,000 6.500%,  5/15/2032
c
208,264
Boost Newco Borrower, LLC
169,000 7.500%,  1/15/2031
c
181,345
Broadcom, Inc.
322,000 5.050%,  7/12/2027 329,098
121,000 3.469%,  4/15/2034
c
108,960
452,000 3.137%,  11/15/2035
c
386,521
500,000 3.187%,  11/15/2036
c
423,769
250,000 4.926%,  5/15/2037
c
249,784
Cadence Design Systems, Inc.
117,000 4.700%,  9/10/2034 117,730
Central Parent, Inc./CDK Global,
Inc.
59,000 7.250%,  6/15/2029
c
60,334
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 109,282
69,000 4.950%,  2/26/2031 72,121
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
c
59,500
Cloud Software Group, Inc.
357,000 6.500%,  3/31/2029
c
355,203
Consensus Cloud Solutions, Inc.
29,000 6.000%,  10/15/2026
c
28,921
CoreLogic, Inc.
35,000 4.500%,  5/1/2028
c
33,033
Dell International, LLC/EMC
Corporation
243,000 6.020%,  6/15/2026 248,832
Dell, Inc.
196,000 6.500%,  4/15/2038 215,391
Dye & Durham, Ltd.
87,000 8.625%,  4/15/2029
c
92,035
Fiserv, Inc.
100,000 2.250%,  6/1/2027 95,146
220,000 2.650%,  6/1/2030 200,452
215,000 5.350%,  3/15/2031 224,892
195,000 5.600%,  3/2/2033 206,510
230,000 5.150%,  8/12/2034 235,838
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
c
259,792
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,137
70,000 7.125%,  9/30/2030
b,c
73,451
Global Payments, Inc.
216,000 5.950%,  8/15/2052 222,955
337,000 5.300%,  8/15/2029 346,405
Hewlett Packard Enterprise
Company
313,000 4.400%,  9/25/2027 313,340

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Technology  0.2% - continued
$ 187,000 4.850%,  10/15/2031 $ 186,613
II-VI, Inc.
58,000 5.000%,  12/15/2029
c
56,711
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
289,887
160,000 5.250%,  7/15/2030
c
157,980
182,000 4.500%,  2/15/2031
c
172,645
KLA Corporation
338,000 3.300%,  3/1/2050 255,682
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 58,031
Mastercard, Inc.
265,000 3.950%,  2/26/2048 230,408
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 48,266
Micron Technology, Inc.
119,000 5.300%,  1/15/2031 123,649
Microsoft Corporation
48,000 2.500%,  9/15/2050 32,523
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
51,741
NCR Voyix Corporation
85,000 5.000%,  10/1/2028
c
83,428
53,000 5.125%,  4/15/2029
c
51,862
Neptune Bidco US, Inc.
193,000 9.290%,  4/15/2029
c
189,053
Newfold Digital Holdings Group,
Inc.
35,000 11.750%,  10/15/2028
c
34,450
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 155,720
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 105,467
250,000 3.250%,  5/11/2041 195,108
Open Text Corporation
102,000 3.875%,  12/1/2029
c
94,818
Open Text Holdings, Inc.
220,000 4.125%,  2/15/2030
c
206,505
Oracle Corporation
224,000 6.900%,  11/9/2052 270,005
103,000 4.700%,  9/27/2034 102,729
450,000 3.850%,  7/15/2036 406,958
624,000 4.000%,  7/15/2046 517,633
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054 201,006
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
b,c
28,823
PTC, Inc.
55,000 4.000%,  2/15/2028
c
53,355
RingCentral, Inc.
160,000 8.500%,  8/15/2030
c
171,175
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
c
73,051
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 231,020
Seagate HDD Cayman
114,560 9.625%,  12/1/2032 133,020
Sensata Technologies BV
64,000 4.000%,  4/15/2029
c
61,010
Sensata Technologies, Inc.
33,000 3.750%,  2/15/2031
c
30,213
Principal
Amount Long-Term Fixed Income  9.3% Value
Technology  0.2% - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 60,000 4.625%,  11/1/2026
c
$ 59,382
15,000 6.750%,  8/15/2032
c
15,661
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
204,250
SS&C Technologies, Inc.
166,000 5.500%,  9/30/2027
c
165,928
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 224,773
UKG, Inc.
59,000 6.875%,  2/1/2031
c
60,965
Verisk Analytics, Inc.
160,000 5.250%,  6/5/2034 165,262
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
c
116,149
Visa, Inc.
466,000 2.700%,  4/15/2040 366,556
VMware, LLC
206,000 4.650%,  5/15/2027 207,447
300,000 2.200%,  8/15/2031 257,683
Xerox Holdings Corporation
15,000 5.000%,  8/15/2025
c
14,862
226,000 5.500%,  8/15/2028
c
192,959
Total 14,451,812
Transportation  0.1%
Air Canada
114,000 3.875%,  8/15/2026
c
111,012
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
b,c
41,569
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
274,166 5.500%,  4/20/2026
c
273,385
86,446 5.750%,  4/20/2029
c
86,303
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
b,c
71,037
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 213,060
214,000 5.750%,  5/1/2040 233,865
240,000 4.450%,  3/15/2043 225,554
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 210,987
CSX Corporation
360,000 3.800%,  4/15/2050 296,393
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
455,460
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
234,882
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
51,975 11.000%,  4/15/2029
c
52,183
JetBlue Airways Corporation/
JetBlue Loyalty, LP
147,000 9.875%,  9/20/2031
c
154,842
Mileage Plus Holdings, LLC
310,200 6.500%,  6/20/2027
c
314,057

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Transportation  0.1% - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 220,000 5.750%,  5/24/2026
c
$ 223,986
Rand Parent, LLC
125,000 8.500%,  2/15/2030
c
127,480
RXO, Inc.
146,000 7.500%,  11/15/2027
c
150,571
Stena International SA
94,000 7.250%,  1/15/2031
c
98,778
Union Pacific Corporation
449,000 2.973%,  9/16/2062 290,089
United Airlines, Inc.
134,000 4.375%,  4/15/2026
c
131,849
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
35,137
68,000 6.375%,  2/1/2030
b,c
58,421
Total 4,090,900
U.S. Government & Agencies  3.0%
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,174,746
100,000 3.625%,  5/15/2053 91,004
680,000 1.625%,  11/15/2050 399,978
4,000,000 4.750%,  11/15/2053 4,418,281
5,830,000 5.250%,  11/15/2028 6,208,267
2,050,000 4.375%,  5/15/2040 2,142,570
7,430,000 1.375%,  11/15/2040 5,041,952
11,465,000 3.000%,  5/15/2042 9,856,317
2,500,000 3.250%,  5/15/2042 2,222,656
25,124,000 2.500%,  5/15/2046 18,936,234
16,725,000 2.875%,  5/15/2049 13,202,950
U.S. Treasury Notes
41,900,000 2.875%,  5/31/2025 41,535,012
2,500,000 4.250%,  12/31/2025 2,511,328
12,650,000 2.625%,  1/31/2026 12,458,768
2,500,000 0.500%,  2/28/2026 2,387,891
25,060,000 2.500%,  2/28/2026 24,617,534
100,000 4.625%,  2/28/2026 101,113
20,005,000 2.250%,  11/15/2027 19,224,336
10,550,000 3.875%,  12/31/2027 10,650,555
300,000 0.750%,  1/31/2028 273,539
3,200,000 3.625%,  3/31/2028 3,206,500
18,050,000 2.875%,  5/15/2028 17,619,197
2,500,000 3.750%,  12/31/2028 2,516,797
160,000 1.375%,  11/15/2031 137,019
4,400,000 4.125%,  11/15/2032 4,525,984
1,400,000 3.500%,  2/15/2033 1,375,609
7,900,000 4.500%,  11/15/2033 8,342,832
Total 215,178,969
Utilities  0.2%
AES Corporation
450,000 3.950%,  7/15/2030
c
429,149
Alpha Generation, LLC
52,000 6.750%,  10/15/2032
c
52,733
American Electric Power
Company, Inc.
195,000 5.625%,  3/1/2033 205,734
American Water Capital
Corporation
210,000 5.450%,  3/1/2054 220,563
Principal
Amount Long-Term Fixed Income  9.3% Value
Utilities  0.2% - continued
Appalachian Power Company
$ 238,000 3.300%,  6/1/2027 $ 232,324
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 351,522
Calpine Corporation
197,000 4.500%,  2/15/2028
c
192,349
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 124,520
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 292,374
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 153,628
450,000 4.125%,  5/15/2049 382,808
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 118,693
Consumers Energy Company
367,000 4.350%,  4/15/2049 331,305
Dominion Energy, Inc.
29,000 6.875%,  2/1/2055
d
30,800
29,000 7.000%,  6/1/2054
d
31,663
DTE Electric Company
265,000 3.700%,  3/15/2045 220,348
360,000 3.700%,  6/1/2046 301,915
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 272,363
Duke Energy Corporation
41,000 6.450%,  9/1/2054
d
42,570
326,000 5.450%,  6/15/2034 340,226
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 238,815
Edison International
318,000 5.750%,  6/15/2027 328,171
Enel Finance International NV
220,000 5.125%,  6/26/2029
c
225,342
Essential Utilities, Inc.
100,000 4.800%,  8/15/2027 101,335
Eversource Energy
281,000 4.750%,  5/15/2026 282,586
Exelon Corporation
275,000 4.700%,  4/15/2050 252,266
336,000 4.450%,  4/15/2046 299,040
FirstEnergy Corporation
281,000 4.850%,  7/15/2047 257,522
Georgia Power Company
190,000 4.950%,  5/17/2033 195,318
102,000 5.250%,  3/15/2034 106,935
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 217,446
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
175,115
Lightning Power, LLC
171,000 7.250%,  8/15/2032
c
179,813
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 281,768
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 135,491

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Utilities  0.2% - continued
NextEra Energy Operating
Partners, LP
$ 214,000 3.875%,  10/15/2026
c
$ 208,456
NiSource, Inc.
29,000 6.375%,  3/31/2055
d
29,542
415,000 5.650%,  2/1/2045 430,142
NRG Energy, Inc.
62,000 5.750%,  1/15/2028 62,461
50,000 3.375%,  2/15/2029
c
46,609
80,000 5.250%,  6/15/2029
c
79,734
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 241,274
213,000 5.550%,  5/15/2029 221,251
199,000 4.550%,  7/1/2030 197,463
215,000 6.950%,  3/15/2034 244,356
102,000 5.800%,  5/15/2034 107,799
PG&E Corporation
160,000 5.000%,  7/1/2028 158,602
PPL Capital Funding, Inc.
225,000 5.250%,  9/1/2034 231,667
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 174,201
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 238,902
Public Service Enterprise Group,
Inc.
218,000 5.875%,  10/15/2028 229,919
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 427,835
Southern California Edison
Company
346,000 4.000%,  4/1/2047 289,212
Southern Company
274,000 5.113%,  8/1/2027 280,341
312,000 4.850%,  3/15/2035 314,515
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 121,653
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 144,024
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
126,419
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
232,496
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 78,739
284,000 4.600%,  12/1/2048 261,938
Vistra Corporation
57,000 8.000%,  10/15/2026
c,d,i
59,710
143,000 7.000%,  12/15/2026
c,d,i
145,975
Vistra Operations Company, LLC
354,000 5.000%,  7/31/2027
c
352,270
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 161,481
Total 13,503,536
Total Long-Term Fixed Income
(cost $687,513,748) 664,327,705
Shares Private Equity Funds 0.7% Value
Secondary  0.7%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,k
$ 1,971,559
1 ASF IX, LP
*,a,k
5,361,387
1 ASF VIII Sidecar (Cayman), LP
*,a,k
1,322,403
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,k
4,956,646
1 LCP X (Offshore), LP
*,a,k
25,846,600
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,k
7,852,287
Total 47,310,882
Total Private Equity Funds
(cost $35,439,932) 47,310,882
Shares
Collateral Held for Securities
Loaned 0.1% Value
7,971,477 Thrivent Cash Management Trust 7,971,477
Total Collateral Held for
Securities Loaned
(cost $7,971,477) 7,971,477
Shares or
Principal
Amount Short-Term Investments 13.1% Value
Federal Home Loan Bank Discount
Notes
100,000 5.240%, 10/4/2024
l,m
99,948
4,300,000 5.170%, 10/9/2024
l,m
4,295,001
3,600,000 5.066%, 10/16/2024
l,m
3,592,560
7,200,000 5.194%, 10/18/2024
l,m
7,183,260
1,600,000 5.215%, 10/30/2024
l,m
1,593,800
1,400,000 4.910%, 11/8/2024
l,m
1,393,145
21,000,000 4.853%, 11/13/2024
l,m
20,883,987
7,500,000 4.810%, 11/15/2024
l,m
7,456,683
200,000 4.612%, 11/20/2024
l,m
198,719
6,000,000 4.795%, 11/22/2024
l,m
5,960,074
7,800,000 4.802%, 11/29/2024
l,m
7,741,240
Federal National Mortgage
Association Discount Notes
1,000,000 4.985%, 11/8/2024
l,m
995,103
Thrivent Core Short-Term Reserve
Fund
87,481,571 5.250% 874,815,706
U.S. Treasury Bills
1,290,000 5.099%, 10/24/2024
l,n
1,286,108
500,000 4.883%, 11/12/2024
l,n
497,282
Total Short-Term Investments
(cost $937,909,140) 937,992,616
Total Investments (cost
$5,622,676,916) 100.5% $7,195,445,061
Other Assets and Liabilities, Net
(0.5%) (35,166,928)
Total Net Assets 100.0% $7,160,278,133
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $100,637,805 or
1.4% of total net assets.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of September
30, 2024 was $47,345,882 or 0.66% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of September
30, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 3,737,108
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,162,659
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 3,900,000
LCP X (Offshore), LP  10/25/2023 19,920,165
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 6,720,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,730,197
Common Stock 2,939,726
Total lending $7,669,923
Gross amount payable upon return of
collateral for securities loaned $7,971,477
Net amounts due to counterparty $301,554
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,896,000,284 2,896,000,284 – –
U.S. Unaffiliated 30,554,957 30,554,957 – –
Common Stock
Communications Services 165,708,210 165,708,210 – –
Consumer Discretionary 269,537,534 269,537,534 – –
Consumer Staples 58,207,569 58,207,569 – –
Energy 47,398,407 47,398,407 – –
Financials 272,714,608 272,714,608 – –
Health Care 265,470,995 265,470,995 – –
Industrials 268,929,237 264,540,925 4,388,312 –
Information Technology 636,211,658 635,478,887 732,771 –
Materials 53,396,836 52,106,088 1,290,748 –
Real Estate 78,281,528 78,281,528 – –
Utilities 33,560,634 33,560,634 – –
Long-Term Fixed Income
Asset-Backed Securities 15,632,516 – 15,632,516 –
Basic Materials 5,330,214 – 5,330,214 –
Capital Goods 12,375,686 – 12,375,686 –
Collateralized Mortgage Obligations 23,523,794 – 23,523,794 –
Commercial Mortgage-Backed Securities 12,950,143 – 12,950,143 –
Communications Services 18,359,832 – 18,359,832 –
Consumer Cyclical 20,914,926 – 20,914,926 –
Consumer Non-Cyclical 21,766,918 – 21,766,918 –
Energy 16,862,074 – 16,862,074 –
Financials 56,969,830 – 56,969,830 –
Foreign Government 517,197 – 517,197 –
Mortgage-Backed Securities 211,899,358 – 211,899,358 –
Technology 14,451,812 – 14,451,812 –
Transportation 4,090,900 – 4,090,900 –
U.S. Government & Agencies 215,178,969 – 215,178,969 –
Utilities 13,503,536 – 13,503,536 –
Private Equity Funds
Secondary 47,310,882 – – 47,310,882
Short-Term Investments 63,176,910 – 63,176,910 –
Subtotal Investments in Securities $5,850,787,954 $5,069,560,626 $733,916,446 $47,310,882
Other Investments  * Total
Affiliated Short-Term Investments 874,815,706
U.S. Affiliated Registered Investment Cos. 461,869,924
Collateral Held for Securities Loaned 7,971,477
Subtotal Other Investments $1,344,657,107
Total Investments at Value $7,195,445,061
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,357,791 33,357,791 – –
Total Asset Derivatives $33,357,791 $33,357,791 $– $–
Liability Derivatives
Futures Contracts 30,521,331 27,874,220 2,647,111 –
Total Rate of Return Swaps 1,851,212 – 1,851,212 –
Total Liability Derivatives $32,372,543 $27,874,220 $4,498,323 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling $61,393,520 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 292 December 2024 $ 33,375,498 ( $ 5,373)
CBOT 2-Yr. U.S. Treasury Note 752 December 2024 156,271,089 327,037
CBOT 5-Yr. U.S. Treasury Note 636 December 2024 69,839,529 45,938
CBOT U.S. Long Bond 125 December 2024 15,598,010 (74,572)
CME E-mini Russell 2000 Index 26 December 2024 2,870,571 53,389
CME E-mini S&P 500 Index 4,343 December 2024 1,229,779,805 32,784,583
CME E-mini S&P Mid-Cap 400 Index 2 December 2024 621,030 8,690
CME Ultra Long Term U.S. Treasury Bond 179 December 2024 24,004,702 (180,921)
ICE mini MSCI EAFE Index 47 December 2024 5,708,176 138,154
Ultra 10-Yr. U.S. Treasury Note 185 December 2024 21,912,884 (27,961)
Total Futures Long Contracts $ 1,559,981,294 $ 33,068,964
CME E-mini Russell 2000 Index (2,599) December 2024 ( $ 279,836,016) ( $ 12,447,525)
CME E-mini S&P Mid-Cap 400 Index (1,304) December 2024 (396,789,223) (13,788,217)
CME Euro Foreign Exchange Currency (534) December 2024 (73,925,950) (610,437)
Eurex Euro STOXX 50 Index (1,344) December 2024 (72,770,087) (2,647,111)
ICE US mini MSCI Emerging Markets Index (196) December 2024 (10,753,246) (739,214)
Total Futures Short Contracts ( $ 834,074,522) ($30,232,504)
Total Futures Contracts $ 725,906,772 $2,836,460
The following table presents Moderately Aggressive Allocation Portfolio's total rate of return swap contracts held as of September 30, 2024.
Investments totaling $1,472,428 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 20,198,243 ( $ 1,851,212) $ – ( $ 1,851,212)
Total Rate of Return Swaps ( $ 1,851,212) $ – ($1,851,212)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $57,662 $2,456 $8,007 $54,708 6,528 0.8%
Core Emerging Markets Equity 117,140 – – 137,021 13,433 1.9
Core International Equity 67,207 – 17,000 56,477 4,963 0.8
Core Low Volatility Equity 62,602 – 57,800 5,847 478 0.1
Core Mid Cap Value 104,636 – 10,000 104,721 8,935 1.5
Core Small Cap Value 100,480 – 11,951 103,096 8,942 1.4
Global Stock 562,259 28,875 35,000 617,616 40,535 8.6
High Yield 37,639 1,812 1,228 39,012 9,174 0.6
Income 116,583 3,774 6,906 116,256 12,803 1.6
International Allocation 492,197 15,926 – 553,038 53,542 7.7
International Index 47,597 1,321 – 53,716 3,676 0.8
Large Cap Value 727,116 33,808 – 832,451 34,592 11.6
Limited Maturity Bond 67,805 1,913 5,468 65,832 6,686 0.9
Mid Cap Stock 515,129 8,381 151,000 421,976 19,517 5.9
Small Cap Stock 173,776 1,174 – 196,104 9,842 2.7
Total U.S. Affiliated Registered Investment
Companies 3,249,828 3,357,871 46.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 735,816 1,032,099 893,099 874,816 87,482 12.2
Total Affiliated Short-Term Investments 735,816 874,816 12.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,994 138,662 136,685 7,971 7,971 0.1
Total Collateral Held for Securities Loaned 5,994 7,971 0.1
Total Value $3,991,638 $4,240,658
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,908) $4,505 $ – $2,456
Core Emerging Markets Equity – 19,881 – –
Core International Equity 156 6,114 – –
Core Low Volatility Equity 1,702 (657) – –
Core Mid Cap Value Fund 890 9,195 – –
Core Small Cap Value Fund 486 14,081 – –
Global Stock (568) 62,050 17,139 11,736
High Yield (180) 969 – 1,813
Income (926) 3,731 – 3,777
International Allocation – 44,915 – 15,926
International Index – 4,798 – 1,320
Large Cap Value – 71,527 21,311 12,496
Limited Maturity Bond (62) 1,644 – 1,909
Mid Cap Stock 23,959 25,507 5,582 2,799
Small Cap Stock – 21,154 – 1,174
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% – – – 32,961
Total Income/Non Cash Income from Affiliated
Investments $88,367
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value $23,549 $289,413 $ 44,032

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 36.9% Value
Asset-Backed Securities  0.9%
720 East CLO, Ltd.
$ 2,100,000
8.532%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
a,b
$ 2,114,131
750,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
753,625
Access Group, Inc.
108,293
5.895%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
107,698
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,003,516
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,309,304
Avis Budget Rental Car Funding
AESOP, LLC
562,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
a
577,600
CarVal CLO I, Ltd.
1,250,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,253,745
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,182,438
Commonbond Student Loan Trust
112,570
5.469%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
110,886
Dryden 36 Senior Loan Fund
1,800,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
1,801,602
Foundation Finance Trust
646,397
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
602,478
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,206,463
Goodgreen
1,313,144
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,223,566
Home Partners of America Trust
2,498,314
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,364,165
2,023,915
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,755,247
Hotwire Funding, LLC
1,750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,795,371
HTAP
1,459,844
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
1,459,971
HTAP Issuer Trust
1,400,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,385,672
Laurel Road Prime Student Loan
Trust
616,541
5.940%,  11/25/2043, Ser.
2018-D, Class A
a,b
585,255
Principal
Amount Long-Term Fixed Income  36.9% Value
Asset-Backed Securities  0.9% - continued
National Collegiate Trust
$ 429,600
5.264%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
$ 418,966
Oak Street Investment
1,655,691
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,587,087
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
c
715,519
Saxon Asset Securities Trust
860,035
3.009%,  8/25/2035, Ser.
2004-2, Class MF2
b
757,459
Sunnova Hestia II Issuer, LLC
1,265,681
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,302,861
Unlock HEA Trust
1,344,126
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,349,937
1,550,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,544,483
VCAT Asset Securitization, LLC
828,337
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,c
826,932
Vericrest Opportunity Loan
Transferee
482,476
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,c
479,954
926,304
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
894,818
421,139
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
418,801
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
764,680
Wind River CLO, Ltd.
1,275,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
1,275,901
Total 35,930,131
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
106,000 8.625%,  6/15/2029
a
112,640
ATI, Inc.
272,000 7.250%,  8/15/2030 289,636
Avient Corporation
110,000 6.250%,  11/1/2031
a
112,764
Axalta Coating Systems Dutch
Holding B BV
182,000 7.250%,  2/15/2031
a
194,356
Cascades, Inc./Cascades USA,
Inc.
316,000 5.125%,  1/15/2026
a
312,953
Cerdia Finanz GmbH
177,000 9.375%,  10/3/2031
a,e
180,540
Chemours Company
474,000 5.750%,  11/15/2028
a
450,259
Cleveland-Cliffs, Inc.
142,000 5.875%,  6/1/2027 142,315
230,000 4.625%,  3/1/2029
a
217,130
277,000 4.875%,  3/1/2031
a
257,423

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Basic Materials  0.3% - continued
$ 129,000 6.250%,  10/1/2040
f
$ 115,329
Consolidated Energy Finance SA
485,000 5.625%,  10/15/2028
a
409,966
Eastman Chemical Company
302,000 5.000%,  8/1/2029 309,176
First Quantum Minerals, Ltd.
162,000 6.875%,  10/15/2027
a
160,168
FMC Corporation
519,000 5.150%,  5/18/2026 523,746
FMG Resources August 2006, Pty.
Ltd.
79,000 4.500%,  9/15/2027
a
77,742
129,000 5.875%,  4/15/2030
a
130,657
132,000 6.125%,  4/15/2032
a
135,017
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
a
378,383
765,000 4.000%,  3/27/2027
a
757,842
515,000 6.125%,  10/6/2028
a
545,665
Hecla Mining Company
175,000 7.250%,  2/15/2028 178,470
Hudbay Minerals, Inc.
216,000 4.500%,  4/1/2026
a
213,647
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
155,000 9.000%,  7/1/2028
a
156,705
INEOS Finance plc
389,000 7.500%,  4/15/2029
a
406,461
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
a
540,475
Mercer International, Inc.
157,000 5.125%,  2/1/2029 133,947
Methanex Corporation
205,000 4.250%,  12/1/2024 204,259
195,000 5.125%,  10/15/2027 192,955
129,000 5.250%,  12/15/2029
f
127,349
Mineral Resources, Ltd.
211,000 9.250%,  10/1/2028
a
224,670
Mosaic Company
463,000 5.375%,  11/15/2028 479,592
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034 191,778
Novelis Corporation
58,000 3.250%,  11/15/2026
a
55,968
135,000 4.750%,  1/30/2030
a
130,883
160,000 3.875%,  8/15/2031
a
146,266
OCI NV
278,000 4.625%,  10/15/2025
a
277,623
SCIL IV, LLC/SCIL USA Holdings,
LLC
274,000 5.375%,  11/1/2026
a
270,597
Sherwin-Williams Company
331,000 4.800%,  9/1/2031 337,593
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054
a
535,266
SNF Group SACA
409,000 3.375%,  3/15/2030
a
368,589
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
a
397,133
Taseko Mines, Ltd.
269,000 8.250%,  5/1/2030
a
282,309
Principal
Amount Long-Term Fixed Income  36.9% Value
Basic Materials  0.3% - continued
Tronox, Inc.
$ 135,000 4.625%,  3/15/2029
a,f
$ 126,107
United States Steel Corporation
170,000 6.875%,  3/1/2029 172,448
WR Grace Holdings, LLC
99,000 4.875%,  6/15/2027
a
97,554
Total 12,062,351
Capital Goods  0.7%
Advanced Drainage Systems, Inc.
264,000 6.375%,  6/15/2030
a
269,669
AECOM
269,000 5.125%,  3/15/2027 270,169
Amsted Industries, Inc.
342,000 5.625%,  7/1/2027
a
341,085
BAE Systems plc
400,000 5.250%,  3/26/2031
a
415,753
Ball Corporation
159,000 3.125%,  9/15/2031 141,188
Boeing Company
1,137,000 5.930%,  5/1/2060 1,089,095
551,000 5.040%,  5/1/2027 552,667
299,000 6.259%,  5/1/2027
a
308,843
335,000 6.388%,  5/1/2031
a
356,218
1,250,000 5.705%,  5/1/2040 1,219,614
Bombardier, Inc.
69,000 7.875%,  4/15/2027
a
69,194
350,000 6.000%,  2/15/2028
a,f
352,314
109,000 7.250%,  7/1/2031
a
115,233
373,000 7.000%,  6/1/2032
a,f
390,134
120,000 7.450%,  5/1/2034
a
132,518
Brand Industrial Services, Inc.
292,000 10.375%,  8/1/2030
a
312,689
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
259,885
Camelot Return Merger Sub, Inc.
194,000 8.750%,  8/1/2028
a,f
196,312
Canpack SA/Canpack US, LLC
415,000 3.875%,  11/15/2029
a
388,590
Carrier Global Corporation
567,000 2.700%,  2/15/2031 512,081
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
a
433,164
Clean Harbors, Inc.
264,000 6.375%,  2/1/2031
a
270,446
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
55,522
247,000 6.875%,  1/15/2030
a
252,245
Cornerstone Building Brands, Inc.
67,000 9.500%,  8/15/2029
a
68,813
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 371,983
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
401,000 6.625%,  12/15/2030
a
413,469
EquipmentShare.com, Inc.
134,000 8.625%,  5/15/2032
a
140,579
ESAB Corporation
107,000 6.250%,  4/15/2029
a
109,895
GFL Environmental, Inc.
138,000 3.750%,  8/1/2025
a
136,893
339,000 4.000%,  8/1/2028
a
325,573

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Capital Goods  0.7% - continued
$ 550,000 3.500%,  9/1/2028
a
$ 523,625
H&E Equipment Services, Inc.
436,000 3.875%,  12/15/2028
a
409,336
Herc Holdings, Inc.
84,000 5.500%,  7/15/2027
a
83,897
212,000 6.625%,  6/15/2029
a
219,584
Honeywell International, Inc.
699,000 4.700%,  2/1/2030 718,318
Ingersoll Rand, Inc.
499,000 5.176%,  6/15/2029 516,197
128,000 5.700%,  8/14/2033 137,141
John Deere Capital Corporation
622,000 4.400%,  9/8/2031 626,394
Lockheed Martin Corporation
451,000 5.200%,  2/15/2064 466,817
284,000 6.150%,  9/1/2036 325,615
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
81,000 6.750%,  4/1/2032
a
83,967
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
a
215,635
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
221,297
Nesco Holdings II, Inc.
353,000 5.500%,  4/15/2029
a
325,387
New Enterprise Stone and Lime
Company, Inc.
433,000 5.250%,  7/15/2028
a
422,824
Nordson Corporation
512,000 5.600%,  9/15/2028 534,898
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 790,401
OI European Group BV
278,000 4.750%,  2/15/2030
a
262,863
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
222,039
105,000 7.375%,  6/1/2032
a
107,234
Pactiv Evergreen Group
131,000 4.375%,  10/15/2028
a
125,477
Quanta Services, Inc.
394,000 4.750%,  8/9/2027 398,175
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 680,337
Resideo Funding, Inc.
270,000 6.500%,  7/15/2032
a
277,158
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
195,799
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
a
301,245
RTX Corporation
159,000 6.400%,  3/15/2054 187,733
414,000 4.125%,  11/16/2028 412,958
775,000 4.450%,  11/16/2038 738,133
Sealed Air Corporation/Sealed Air
Corporation (US)
206,000 6.125%,  2/1/2028
a
209,449
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
a
407,746
Sonoco Products Company
450,000 4.600%,  9/1/2029 447,721
Principal
Amount Long-Term Fixed Income  36.9% Value
Capital Goods  0.7% - continued
Spirit AeroSystems, Inc.
$ 404,000 9.750%,  11/15/2030
a
$ 450,460
SRM Escrow Issuer, LLC
235,000 6.000%,  11/1/2028
a
235,867
Standard Industries, Inc./NY
129,000 4.750%,  1/15/2028
a
126,354
129,000 3.375%,  1/15/2031
a
114,918
Summit Materials, LLC/Summit
Materials Finance Corporation
108,000 7.250%,  1/15/2031
a
114,404
Textron, Inc.
710,000 3.375%,  3/1/2028 687,491
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 294,924
TransDigm, Inc.
186,000 6.750%,  8/15/2028
a
191,448
457,000 7.125%,  12/1/2031
a
483,351
378,000 6.625%,  3/1/2032
a
393,627
332,000 6.000%,  1/15/2033
a
336,703
Trivium Packaging Finance
203,000 5.500%,  8/15/2026
a
202,209
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 402,002
360,000 4.000%,  7/15/2030 340,224
Veralto Corporation
507,000 5.350%,  9/18/2028 527,987
WESCO Distribution, Inc.
260,000 7.250%,  6/15/2028
a
266,238
135,000 6.375%,  3/15/2029
a
139,470
95,000 6.625%,  3/15/2032
a
98,952
Total 27,273,862
Collateralized Mortgage Obligations  1.4%
A&D Mortgage Trust
1,407,858
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
1,429,020
Alternative Loan Trust
608,982
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 340,358
BINOM Securitization Trust
873,159
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
776,729
CHNGE Mortgage Trust
1,399,930
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
1,412,433
1,905,047
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
1,896,814
Citicorp Mortgage Securities, Inc.
1,017,794
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 934,054
COLT Mortgage Loan Trust
1,610,803
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,442,336
Countrywide Alternative Loan Trust
751,657
4.450%,  10/25/2035, Ser.
2005-43, Class 4A1
b
624,462
1,064,212
7.000%,  10/25/2037, Ser.
2007-24, Class A10 373,896
Countrywide Home Loans, Inc.
187,018
5.750%,  4/25/2037, Ser.
2007-3, Class A27 87,794

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Collateralized Mortgage Obligations  1.4% -
continued
Credit Suisse Mortgage Trust
$ 1,000,288
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
$ 1,002,325
1,073,222
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
936,057
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
79,692
6.000%,  12/25/2025, Ser.
2006-AR5, Class 23A 44,002
Federal Home Loan Mortgage
Corporation - REMIC
3,722,800
4.000%,  1/25/2051, Ser.
5249, Class LA 3,662,738
937,182
3.000%,  2/15/2033, Ser.
4170, Class IG
g
67,675
1,089,590
3.000%,  3/15/2033, Ser.
4180, Class PI
g
97,430
2,765,537
4.500%,  10/15/2033, Ser.
2695, Class BH 2,789,256
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,180,784
Federal National Mortgage
Association - REMIC
2,684,497
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,690,372
2,791,812
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,309,776
980,051
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
26,571
Flagstar Mortgage Trust
1,032,840
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
935,043
GCAT Trust
1,354,940
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,228,277
2,700,278
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
2,721,797
GS Mortgage-Backed Securities
Trust
2,395,338
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
2,100,752
J.P. Morgan Mortgage Trust
2,100,192
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
1,769,100
1,421,818
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
1,207,685
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,427,636
900,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
917,643
Mello Mortgage Capital
Acceptance
2,124,525
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
1,794,644
Merrill Lynch Alternative Note
Asset Trust
184,237
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 66,360
New Residential Mortgage Loan
Trust
3,979,154
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
3,348,964
Principal
Amount Long-Term Fixed Income  36.9% Value
Collateralized Mortgage Obligations  1.4% -
continued
OBX Trust
$ 1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
$ 1,276,266
Palisades Mortgage Loan Trust
1,555,537
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
1,545,050
Preston Ridge Partners Mortgage
Trust, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,214,349
Residential Accredit Loans, Inc.
Trust
425,742
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 378,460
Residential Asset Securitization
Trust
1,518,245
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 881,621
ROC Securities Trust Series
937,331
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
935,414
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
2,132,983
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,623,954
Sequoia Mortgage Trust
529,713
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
b
372,457
TRK Trust
1,305,315
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,150,286
TVC Mortgage Trust
1,350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,355,012
Vericrest Opportunity Loan
Transferee
516,552
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
514,446
Verus Securitization Trust
791,402
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
709,364
Total 56,732,445
Commercial Mortgage-Backed Securities  0.8%
BANK 2022-BNK39
9,671,472
0.529%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
246,891
BANK5 2024-5YR8
1,000,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
b
1,054,315
BBCMS Mortgage Trust
3,000,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3 3,174,855
17,234,772
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
1,263,212
14,171,753
1.935%,  10/15/2053, Ser.
2020-C8, Class XA
b,g
1,096,977
Benchmark Mortgage Trust
2,750,000
6.189%,  7/15/2057, Ser.
2024-V8, Class A3
b
2,933,388

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Commercial Mortgage-Backed Securities  0.8%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 5,450,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
$ 5,691,013
4,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,d
4,397,033
650,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,d
631,551
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,d
6,981,735
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
2,650,000
4.489%,  12/25/2034, Ser.
K165, Class A2 2,696,735
Morgan Stanley Capital I Trust
13,132,908
1.952%,  7/15/2053, Ser.
2020-HR8, Class XA
b,g
1,061,620
Total 31,229,325
Communications Services  1.0%
AMC Networks, Inc.
314,000 10.250%,  1/15/2029
a
322,682
American Tower Corporation
245,000 3.375%,  10/15/2026 240,752
505,000 5.800%,  11/15/2028 530,515
660,000 2.900%,  1/15/2030 610,315
321,000 5.650%,  3/15/2033 339,093
AT&T, Inc.
805,000 3.650%,  6/1/2051 617,297
1,129,000 3.500%,  9/15/2053 829,447
522,000 5.400%,  2/15/2034 547,720
1,026,000 4.900%,  8/15/2037 1,018,579
Bell Telephone Company of
Canada
677,000 5.550%,  2/15/2054 707,170
CCO Holdings, LLC/CCO Holdings
Capital Corporation
508,000 5.125%,  5/1/2027
a
499,982
58,000 5.000%,  2/1/2028
a
56,420
770,000 4.750%,  3/1/2030
a
708,274
510,000 4.500%,  8/15/2030
a
462,304
220,000 4.250%,  2/1/2031
a
193,980
195,000 4.750%,  2/1/2032
a
171,849
132,000 4.500%,  6/1/2033
a
112,099
465,000 4.250%,  1/15/2034
a
381,421
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
349,000 6.150%,  11/10/2026 358,703
803,000 4.200%,  3/15/2028 780,716
549,000 6.100%,  6/1/2029 568,248
1,225,000 3.500%,  6/1/2041 860,588
Clear Channel Outdoor Holdings,
Inc.
65,000 7.875%,  4/1/2030
a
67,970
Clear Channel Worldwide
Holdings, Inc.
345,000 5.125%,  8/15/2027
a
339,172
Principal
Amount Long-Term Fixed Income  36.9% Value
Communications Services  1.0% - continued
Comcast Corporation
$ 803,000 5.350%,  5/15/2053 $ 821,330
640,000 4.400%,  8/15/2035 623,829
885,000 4.750%,  3/1/2044 840,782
Connect Finco SARL/Connect US
Finco, LLC
132,000 9.000%,  9/15/2029
a
127,741
Crown Castle, Inc.
488,000 4.900%,  9/1/2029 496,023
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,612,077
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
899,000 5.875%,  8/15/2027
a
882,667
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
a
458,859
130,000 8.625%,  3/15/2031
a
140,152
GCI, LLC
405,000 4.750%,  10/15/2028
a
388,920
Gray Television, Inc.
229,000 7.000%,  5/15/2027
a,f
225,085
373,000 10.500%,  7/15/2029
a,f
389,585
Iliad Holding SASU
247,000 6.500%,  10/15/2026
a
249,693
348,000 8.500%,  4/15/2031
a
374,311
Intelsat Jackson Holdings SA
343,000 6.500%,  3/15/2030
a
328,173
Lamar Media Corporation
223,000 3.625%,  1/15/2031 203,810
LCPR Senior Secured Financing
DAC
545,000 6.750%,  10/15/2027
a
498,690
Level 3 Financing, Inc.
129,730 10.500%,  4/15/2029
a
141,412
129,729 11.000%,  11/15/2029
a
143,685
198,000 10.500%,  5/15/2030
a,f
213,097
64,000 10.750%,  12/15/2030
a
70,237
Lumen Technologies, Inc.
69,709 4.125%,  4/15/2030
a
56,269
McGraw-Hill Education, Inc.
389,000 5.750%,  8/1/2028
a
384,425
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 435,846
687,000 5.400%,  8/15/2054 719,739
677,000 4.550%,  8/15/2031 692,168
Netflix, Inc.
480,000 5.375%,  11/15/2029
a
505,023
450,000 4.875%,  6/15/2030
a
464,281
News Corporation
216,000 3.875%,  5/15/2029
a
204,298
Nexstar Media, Inc.
159,000 5.625%,  7/15/2027
a
157,494
129,000 4.750%,  11/1/2028
a,f
123,252
Omnicom Group, Inc.
330,000 4.200%,  6/1/2030 327,543
Optics Bidco SPA
319,000 6.000%,  9/30/2034
a
322,930
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
164,000 4.625%,  3/15/2030
a,f
155,831

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Communications Services  1.0% - continued
Paramount Global
$ 113,000 6.375%,  3/30/2062
b
$ 104,523
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
a
319,379
Rogers Communications, Inc.
620,000 5.000%,  2/15/2029 632,711
813,000 5.300%,  2/15/2034 827,113
Scripps Escrow II, Inc.
127,000 3.875%,  1/15/2029
a,f
94,622
Scripps Escrow, Inc.
91,000 5.875%,  7/15/2027
a,f
79,170
Sinclair Television Group, Inc.
119,000 4.125%,  12/1/2030
a,f
92,820
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
a
526,320
295,000 4.000%,  7/15/2028
a
278,316
Sprint Capital Corporation
1,308,000 8.750%,  3/15/2032 1,621,816
Take-Two Interactive Software, Inc.
305,000 5.600%,  6/12/2034 320,011
TEGNA, Inc.
425,000 4.625%,  3/15/2028 405,535
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
391,000
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 976,299
758,000 4.850%,  1/15/2029 773,947
900,000 4.375%,  4/15/2040 829,910
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
60,000 10.500%,  2/15/2028
a
64,044
411,000 4.750%,  4/15/2028
a
381,265
Univision Communications, Inc.
67,000 8.500%,  7/31/2031
a
67,150
53,000 8.000%,  8/15/2028
a
54,191
445,000 4.500%,  5/1/2029
a
397,529
195,000 7.375%,  6/30/2030
a
188,721
Urban One, Inc.
81,000 7.375%,  2/1/2028
a
58,467
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 520,193
1,842,000 2.650%,  11/20/2040 1,357,207
469,000 3.400%,  3/22/2041 383,026
Viasat, Inc.
216,000 6.500%,  7/15/2028
a,f
169,497
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
145,122
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
327,052
VMED O2 UK Financing I plc
155,000 4.750%,  7/15/2031
a
137,954
135,000 7.750%,  4/15/2032
a
138,575
Vodafone Group plc
194,000 5.125%,  6/4/2081
b
159,799
529,000 5.750%,  6/28/2054 547,646
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
a
516,257
Warnermedia Holdings, Inc.
1,135,000 4.054%,  3/15/2029 1,075,225
Principal
Amount Long-Term Fixed Income  36.9% Value
Communications Services  1.0% - continued
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
$ 145,000 7.750%,  8/15/2028
a
$ 145,136
108,000 8.250%,  10/1/2031
a,e
109,796
Zayo Group Holdings, Inc.
184,000 4.000%,  3/1/2027
a,f
164,578
Zegona Finance plc
240,000 8.625%,  7/15/2029
a
256,200
Ziggo Bond Company BV
157,000 5.125%,  2/28/2030
a,f
144,721
Ziggo BV
143,000 4.875%,  1/15/2030
a
135,881
Total 41,023,277
Consumer Cyclical  1.2%
1011778 B.C., ULC/New Red
Finance, Inc.
92,000 3.875%,  1/15/2028
a
88,405
203,000 4.375%,  1/15/2028
a
197,218
138,000 6.125%,  6/15/2029
a
141,969
236,000 5.625%,  9/15/2029
a
239,410
Adient Global Holdings, Ltd.
217,000 8.250%,  4/15/2031
a,f
230,237
ADT Security Corporation
210,000 4.125%,  8/1/2029
a
200,580
210,000 4.875%,  7/15/2032
a
200,581
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
330,000 4.625%,  6/1/2028
a
309,672
285,000 4.625%,  6/1/2028
a
267,945
Allison Transmission, Inc.
224,000 3.750%,  1/30/2031
a
203,660
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 630,086
American Axle & Manufacturing,
Inc.
137,000 6.875%,  7/1/2028 136,775
373,000 5.000%,  10/1/2029
f
342,462
American Honda Finance
Corporation
700,000 5.050%,  7/10/2031 720,523
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
72,000 7.000%,  4/15/2030
a,f
66,885
Arko Corporation
264,000 5.125%,  11/15/2029
a,f
245,217
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
218,104
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
249,584
74,000 4.625%,  4/1/2030
a
70,899
Aston Martin Capital Holdings, Ltd.
170,000 10.000%,  3/31/2029
a
166,817
Beazer Homes USA, Inc.
224,000 7.500%,  3/15/2031
a
232,432
BMW US Capital, LLC
580,000 4.650%,  8/13/2026
a
585,298
BorgWarner, Inc.
304,000 4.950%,  8/15/2029 309,058

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Cyclical  1.2% - continued
Boyd Gaming Corporation
$ 395,000 4.750%,  6/15/2031
a
$ 377,164
Boyne USA, Inc.
214,000 4.750%,  5/15/2029
a
205,725
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
193,000 4.875%,  2/15/2030
a
181,689
Caesars Entertainment, Inc.
574,000 4.625%,  10/15/2029
a,f
545,999
162,000 6.500%,  2/15/2032
a
167,575
Carnival Corporation
262,000 7.625%,  3/1/2026
a
264,425
647,000 5.750%,  3/1/2027
a
655,251
313,000 4.000%,  8/1/2028
a
302,301
257,000 6.000%,  5/1/2029
a,f
260,392
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
65,000 5.375%,  4/15/2027 64,817
322,000 5.250%,  7/15/2029 316,378
Choice Hotels International, Inc.
142,000 3.700%,  12/1/2029
f
134,785
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
259,831
164,000 6.750%,  5/1/2031
a
169,356
Clarios Global, LP/Clarios US
Finance Company, Inc.
340,000 6.750%,  5/15/2028
a
350,456
Crocs, Inc.
131,000 4.250%,  3/15/2029
a
123,847
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
65,590
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
a
798,833
Dana, Inc.
130,000 5.625%,  6/15/2028 127,461
194,000 4.250%,  9/1/2030 174,190
197,000 4.500%,  2/15/2032 174,709
eG Global Finance plc
65,000 12.000%,  11/30/2028
a,f
72,544
Expedia Group, Inc.
1,103,000 3.250%,  2/15/2030 1,040,104
Ford Motor Credit Company, LLC
450,000 2.300%,  2/10/2025 444,964
476,000 5.850%,  5/17/2027 484,591
770,000 2.900%,  2/10/2029 698,941
605,000 7.122%,  11/7/2033 654,066
Forestar Group, Inc.
136,000 3.850%,  5/15/2026
a
132,975
Gap, Inc.
93,000 3.625%,  10/1/2029
a
84,118
Garrett Motion Holdings, Inc./
Garrett LX I SARL
251,000 7.750%,  5/31/2032
a
256,872
General Motors Company
700,000 6.125%,  10/1/2025 706,635
General Motors Financial
Company, Inc.
243,000 5.400%,  5/8/2027 248,142
817,000 5.800%,  1/7/2029 849,769
Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Cyclical  1.2% - continued
$ 650,000 4.900%,  10/6/2029 $ 650,737
418,000 5.600%,  6/18/2031 429,203
Genting New York, LLC/GENNY
Capital, Inc.
228,000 7.250%,  10/1/2029
a
230,698
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,030,586
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
129,000 3.500%,  3/1/2029
a
121,037
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 126,968
270,000 5.000%,  7/15/2029
f
248,327
Group 1 Automotive, Inc.
101,000 6.375%,  1/15/2030
a
102,604
Hanesbrands, Inc.
152,000 4.875%,  5/15/2026
a
150,667
73,000 9.000%,  2/15/2031
a
78,796
Harley-Davidson Financial
Services, Inc.
473,000 5.950%,  6/11/2029
a
484,450
Hilton Domestic Operating
Company, Inc.
595,000 4.875%,  1/15/2030 587,108
65,000 4.000%,  5/1/2031
a
60,779
377,000 3.625%,  2/15/2032
a
340,591
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
462,000 5.000%,  6/1/2029
a
438,925
Home Depot, Inc.
555,000 5.400%,  9/15/2040 588,350
840,000 4.250%,  4/1/2046 763,937
700,000 3.900%,  6/15/2047 597,869
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
a
916,463
420,000 5.300%,  6/24/2029
a
432,437
International Game Technology plc
445,000 5.250%,  1/15/2029
a
443,282
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
a
216,882
Jaguar Land Rover Automotive plc
156,000 5.500%,  7/15/2029
a
154,142
KB Home
360,000 4.800%,  11/15/2029 355,205
76,000 4.000%,  6/15/2031 70,295
L Brands, Inc.
600,000 6.625%,  10/1/2030
a
611,663
110,000 6.875%,  11/1/2035 114,620
Las Vegas Sands Corporation
344,000 5.900%,  6/1/2027 353,257
Light & Wonder International, Inc.
348,000 7.250%,  11/15/2029
a
360,049
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
142,950
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 557,906
657,000 2.625%,  4/1/2031 590,421
Macy's Retail Holdings, LLC
256,000 5.875%,  4/1/2029
a,f
252,671
131,000 6.125%,  3/15/2032
a
126,970
148,000 4.500%,  12/15/2034 124,013

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Cyclical  1.2% - continued
Marriott International, Inc./MD
$ 685,000 4.625%,  6/15/2030 $ 691,391
Match Group Holdings II, LLC
146,000 4.125%,  8/1/2030
a
136,767
Mattamy Group Corporation
295,000 5.250%,  12/15/2027
a
293,264
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 1,040,139
Melco Resorts Finance, Ltd.
361,000 5.375%,  12/4/2029
a
337,239
335,000 7.625%,  4/17/2032
a
345,328
MGM Resorts International
132,000 4.625%,  9/1/2026 131,170
137,000 6.125%,  9/15/2029 138,705
Michaels Companies, Inc.
193,000 5.250%,  5/1/2028
a
142,455
NCL Corporation, Ltd.
158,000 5.875%,  3/15/2026
a
158,010
347,000 5.875%,  2/15/2027
a
348,228
Nordstrom, Inc.
132,000 4.375%,  4/1/2030
f
121,099
187,000 4.250%,  8/1/2031 164,711
Parkland Corporation
138,000 6.625%,  8/15/2032
a
140,095
PENN Entertainment, Inc.
325,000 4.125%,  7/1/2029
a,f
296,110
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
a
498,533
130,000 7.750%,  2/15/2029
a
128,332
Phinia, Inc.
194,000 6.625%,  10/15/2032
a
195,602
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
420,000 5.750%,  4/15/2026
a
421,917
QVC, Inc.
83,000 6.875%,  4/15/2029
a
68,930
Rakuten Group, Inc.
196,000 11.250%,  2/15/2027
a
214,333
225,000 9.750%,  4/15/2029
a
245,531
Royal Caribbean Cruises, Ltd.
723,000 4.250%,  7/1/2026
a
714,842
101,000 6.000%,  2/1/2033
a
103,544
S&S Holdings, LLC
118,000 8.375%,  10/1/2031
a,e
118,810
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
a
61,532
SeaWorld Parks and
Entertainment, Inc.
317,000 5.250%,  8/15/2029
a
309,347
Service Corporation International/
US
129,000 3.375%,  8/15/2030 116,911
92,000 4.000%,  5/15/2031 85,131
205,000 5.750%,  10/15/2032 206,342
Six Flags Entertainment
Corporation
66,000 7.250%,  5/15/2031
a,f
68,358
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
65,000 6.625%,  5/1/2032
a
67,314
Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Cyclical  1.2% - continued
Six Flags Theme Parks, Inc.
$ 74,000 7.000%,  7/1/2025
a,f
$ 74,058
Sonic Automotive, Inc.
163,000 4.875%,  11/15/2031
a
150,485
Staples, Inc.
266,000 10.750%,  9/1/2029
a
258,100
Station Casinos, LLC
307,000 4.625%,  12/1/2031
a
284,685
Target Corporation
805,000 2.950%,  1/15/2052 570,620
Tenneco, Inc.
432,000 8.000%,  11/17/2028
a
400,865
Toyota Motor Credit Corporation
239,000 4.800%,  1/5/2034 243,697
Uber Technologies, Inc.
400,000 5.350%,  9/15/2054 396,720
435,000 4.800%,  9/15/2034 434,397
VICI Properties, LP/VICI Note
Company, Inc.
797,000 4.625%,  6/15/2025
a
792,134
240,000 5.750%,  2/1/2027
a
244,136
371,000 4.125%,  8/15/2030
a
352,313
Victoria's Secret & Company
311,000 4.625%,  7/15/2029
a
274,678
Victra Holdings, LLC/Victra
Finance Corporation
92,000 8.750%,  9/15/2029
a
96,595
Viking Cruises, Ltd.
663,000 5.875%,  9/15/2027
a
662,537
Volkswagen Group of America
Finance, LLC
750,000 5.300%,  3/22/2027
a
763,788
Wabash National Corporation
199,000 4.500%,  10/15/2028
a
182,307
Walgreens Boots Alliance, Inc.
229,000 3.200%,  4/15/2030
f
185,784
97,000 4.800%,  11/18/2044
f
72,583
Walmart, Inc.
608,000 4.500%,  9/9/2052 590,714
WASH Multifamily Acquisition, Inc.
205,000 5.750%,  4/15/2026
a
203,885
Wyndham Hotels & Resorts, Inc.
340,000 4.375%,  8/15/2028
a
327,970
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
119,000 5.125%,  10/1/2029
a
117,571
317,000 7.125%,  2/15/2031
a
342,011
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
a
494,114
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
230,118
Total 47,160,055
Consumer Non-Cyclical  1.2%
1375209 B.C., Ltd.
130,000 9.000%,  1/30/2028
a,f
128,845
Abbott Laboratories
743,000 4.750%,  11/30/2036 762,315
AbbVie, Inc.
241,000 5.400%,  3/15/2054 255,546
555,000 5.350%,  3/15/2044 585,449
AdaptHealth, LLC
575,000 4.625%,  8/1/2029
a
532,505

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Non-Cyclical  1.2% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 416,000 4.625%,  1/15/2027
a
$ 404,711
443,000 3.500%,  3/15/2029
a
413,063
Altria Group, Inc.
505,000 6.875%,  11/1/2033 570,380
Amgen, Inc.
808,000 5.600%,  3/2/2043 848,875
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 1,011,055
Anheuser-Busch InBev Worldwide,
Inc.
1,228,000 4.375%,  4/15/2038 1,184,414
623,000 5.550%,  1/23/2049 671,597
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 616,587
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 1,020,821
B&G Foods, Inc.
259,000 8.000%,  9/15/2028
a
270,927
BAT Capital Corporation
500,000 7.079%,  8/2/2043 572,969
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
86,715
Bausch Health Companies, Inc.
208,000 5.500%,  11/1/2025
a,f
203,197
482,000 4.875%,  6/1/2028
a
377,165
Baxter International, Inc.
755,000 3.132%,  12/1/2051 514,348
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 235,587
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
a
242,804
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,125,977
Bunge, Ltd. Finance Corporation
175,000 4.650%,  9/17/2034 174,621
Campbell Soup Company
460,000 5.400%,  3/21/2034 482,378
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
582,813
Catalent Pharma Solutions, Inc.
162,000 3.125%,  2/15/2029
a
159,133
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
118,000 9.500%,  10/15/2029
a,e
118,112
Central Garden & Pet Company
296,000 4.125%,  10/15/2030 275,176
Charles River Laboratories
International, Inc.
156,000 4.000%,  3/15/2031
a
143,810
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
a
58,193
Chobani, LLC/Chobani Finance
Corporation, Inc.
121,000 4.625%,  11/15/2028
a
117,837
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
a
296,205
96,000 8.000%,  12/15/2027
a
96,307
Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Non-Cyclical  1.2% - continued
$ 401,000 6.000%,  1/15/2029
a
$ 389,287
266,000 5.250%,  5/15/2030
a
244,801
176,000 4.750%,  2/15/2031
a
154,712
186,000 10.875%,  1/15/2032
a
204,969
Conagra Brands, Inc.
854,000 1.375%,  11/1/2027 781,757
Concentra Escrow Issuer
Corporation
114,000 6.875%,  7/15/2032
a
119,873
Constellation Brands, Inc.
624,000 3.600%,  2/15/2028 610,176
369,000 2.875%,  5/1/2030 340,177
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
a
482,136
CVS Health Corporation
487,000 4.780%,  3/25/2038 459,490
1,319,000 6.000%,  6/1/2044 1,363,289
DaVita, Inc.
262,000 6.875%,  9/1/2032
a
270,660
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
a
288,301
Eli Lilly & Company
401,000 4.950%,  2/27/2063 401,085
Embecta Corporation
128,000 6.750%,  2/15/2030
a
121,215
Encompass Health Corporation
200,000 4.500%,  2/1/2028 196,304
Endo Finance Holdings, Inc.
130,000 8.500%,  4/15/2031
a,f
139,299
Energizer Holdings, Inc.
336,000 4.750%,  6/15/2028
a
326,037
Fortrea Holdings, Inc.
212,000 7.500%,  7/1/2030
a,f
213,392
GE HealthCare Technologies, Inc.
525,000 6.377%,  11/22/2052 613,883
General Mills, Inc.
214,000 4.950%,  3/29/2033 219,512
HCA, Inc.
921,000 3.500%,  9/1/2030 867,928
325,000 5.450%,  9/15/2034 334,405
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
131,000 7.875%,  9/1/2025
a
130,514
HLF Financing SARL, LLC/
Herbalife International, Inc.
138,000 12.250%,  4/15/2029
a
137,553
240,000 4.875%,  6/1/2029
a
151,003
Illumina, Inc.
250,000 4.650%,  9/9/2026 251,556
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
a
1,158,629
Jazz Securities DAC
86,000 4.375%,  1/15/2029
a
83,172
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
533,000 5.500%,  1/15/2030 539,878
104,000 3.625%,  1/15/2032 95,082
926,000 3.000%,  5/15/2032 803,009
Johnson & Johnson
480,000 5.250%,  6/1/2054 519,881

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Non-Cyclical  1.2% - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 249,000 9.000%,  2/15/2029
a
$ 258,938
Keurig Dr Pepper, Inc.
1,000,000 5.200%,  3/15/2031 1,044,040
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 606,526
Kraft Heinz Foods Company
513,000 4.375%,  6/1/2046 454,026
Lamb Weston Holdings, Inc.
139,000 4.125%,  1/31/2030
a
130,377
LifePoint Health, Inc.
255,000 9.875%,  8/15/2030
a
280,756
167,000 11.000%,  10/15/2030
a
188,440
Mattel, Inc.
670,000 5.450%,  11/1/2041 638,918
Medline Borrower, LP/Medline Co-
Issuer, Inc.
296,000 6.250%,  4/1/2029
a
304,978
Medtronic, Inc.
804,000 4.375%,  3/15/2035 799,423
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
a
370,185
231,000 5.250%,  10/1/2029
a
226,653
MPH Acquisition Holdings, LLC
129,000 5.500%,  9/1/2028
a
93,016
Newell Brands, Inc.
134,000 6.375%,  9/15/2027
f
135,528
133,000 6.625%,  9/15/2029 134,655
Novartis Capital Corporation
375,000 4.700%,  9/18/2054 366,990
Organon & Company/Organon
Foreign Debt Co-Issuer BV
181,000 4.125%,  4/30/2028
a
174,047
517,000 5.125%,  4/30/2031
a,f
487,077
Owens & Minor, Inc.
226,000 6.625%,  4/1/2030
a,f
219,378
PepsiCo, Inc.
515,000 4.200%,  7/18/2052 462,733
Performance Food Group, Inc.
294,000 4.250%,  8/1/2029
a
279,578
184,000 6.125%,  9/15/2032
a
188,021
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 221,083
120,000 6.125%,  9/30/2032 120,926
Pfizer Investment Enterprises,
Private Ltd.
1,204,000 5.300%,  5/19/2053 1,245,470
509,000 5.110%,  5/19/2043 518,239
Philip Morris International, Inc.
512,000 5.500%,  9/7/2030 542,020
240,000 5.125%,  2/13/2031 249,456
802,000 5.375%,  2/15/2033 838,763
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
186,588
322,000 4.500%,  9/15/2031
a
300,815
177,000 6.250%,  10/15/2034
a,e
178,116
Prime Healthcare Services, Inc.
200,000 9.375%,  9/1/2029
a
206,297
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
682,155
Principal
Amount Long-Term Fixed Income  36.9% Value
Consumer Non-Cyclical  1.2% - continued
Royalty Pharma plc
$ 431,000 5.150%,  9/2/2029 $ 442,073
Scotts Miracle-Gro Company
102,000 4.500%,  10/15/2029 98,083
Simmons Foods, Inc.
529,000 4.625%,  3/1/2029
a
501,896
Sotera Health Holdings, LLC
135,000 7.375%,  6/1/2031
a
140,199
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a
29,767
Star Parent, Inc.
145,000 9.000%,  10/1/2030
a
155,669
Sysco Corporation
797,000 6.600%,  4/1/2040 903,172
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 574,347
722,000 5.650%,  7/5/2044 759,679
Tenet Healthcare Corporation
810,000 5.125%,  11/1/2027 806,938
183,000 4.375%,  1/15/2030 175,576
330,000 6.750%,  5/15/2031 343,982
Teva Pharmaceutical Finance
Company, LLC
132,000 6.150%,  2/1/2036 135,937
Teva Pharmaceutical Finance
Netherlands III BV
297,000 3.150%,  10/1/2026 285,478
US Acute Care Solutions, LLC
129,000 9.750%,  5/15/2029
a
133,613
Viterra Finance BV
642,000 3.200%,  4/21/2031
a
587,189
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,205,979
Total 48,567,190
Energy  0.9%
Aethon United BR, LP/Aethon
United Finance Corporation
118,000 7.500%,  10/1/2029
a,e
119,563
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
279,035
Archrock Partners, LP/Archrock
Partners Finance Corporation
191,000 6.250%,  4/1/2028
a
191,949
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
271,000 8.250%,  12/31/2028
a
277,632
133,000 5.875%,  6/30/2029
a
131,390
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
a
283,978
63,000 7.375%,  3/15/2032
a
62,770
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
221,432
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 901,978
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
180,385
259,000 6.875%,  7/1/2029
a
265,364

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Energy  0.9% - continued
California Resources Corporation
$ 160,000 8.250%,  6/15/2029
a
$ 163,053
Canadian Natural Resources, Ltd.
319,000 2.950%,  7/15/2030 291,650
Cheniere Energy Partners, LP
2,019,000 4.500%,  10/1/2029 1,991,393
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034
a
137,603
Civitas Resources, Inc.
189,000 8.375%,  7/1/2028
a
196,460
358,000 8.750%,  7/1/2031
a
378,957
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
159,861
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
537,433
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
137,675
Comstock Resources, Inc.
261,000 6.750%,  3/1/2029
a
254,014
330,000 5.875%,  1/15/2030
a
308,579
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
887,146
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
a
300,133
Crescent Energy Finance, LLC
404,000 7.625%,  4/1/2032
a
404,128
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
306,175
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
114,934
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 689,247
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
a
213,309
Enbridge, Inc.
315,000 5.250%,  4/5/2027 322,518
Enerflex, Ltd.
111,000 9.000%,  10/15/2027
a
114,508
Energy Transfer, LP
316,000 8.000%,  5/15/2054
b
340,006
765,000 4.900%,  3/15/2035 755,167
600,000 5.150%,  2/1/2043 562,599
1,090,000 6.000%,  6/15/2048 1,115,964
EnLink Midstream Partners, LP
240,000 5.600%,  4/1/2044 229,378
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 517,656
EQM Midstream Partners, LP
754,000 4.750%,  1/15/2031
a
730,104
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 929,864
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 224,963
321,000 7.875%,  5/15/2032 326,825
Gulfport Energy Corporation
92,000 6.750%,  9/1/2029
a
93,076
Principal
Amount Long-Term Fixed Income  36.9% Value
Energy  0.9% - continued
Halliburton Company
$ 537,000 5.000%,  11/15/2045 $ 514,416
Harvest Midstream I, LP
334,000 7.500%,  9/1/2028
a
341,791
Hess Midstream Operations, LP
292,000 4.250%,  2/15/2030
a
278,816
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
324,929
130,000 6.000%,  4/15/2030
a
126,715
318,000 6.250%,  4/15/2032
a
309,517
Howard Midstream Energy
Partners, LLC
371,000 7.375%,  7/15/2032
a
384,245
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
359,994
Kodiak Gas Services, LLC
164,000 7.250%,  2/15/2029
a
169,724
Kraken Oil & Gas Partners, LLC
168,000 7.625%,  8/15/2029
a
167,774
Laredo Petroleum, Inc.
258,000 7.750%,  7/31/2029
a
256,694
MEG Energy Corporation
204,000 5.875%,  2/1/2029
a
199,565
Moss Creek Resources Holdings,
Inc.
138,000 8.250%,  9/1/2031
a
136,266
MPLX, LP
1,073,000 4.950%,  9/1/2032 1,077,072
202,000 5.000%,  3/1/2033 202,112
Nabors Industries, Inc.
130,000 7.375%,  5/15/2027
a
130,290
332,000 9.125%,  1/31/2030
a
342,391
National Fuel Gas Company
935,000 5.500%,  1/15/2026 943,436
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
110,737
163,000 8.375%,  2/15/2032
a
167,980
Noble Finance II, LLC
266,000 8.000%,  4/15/2030
a
274,457
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
a
287,596
NuStar Logistics, LP
264,000 6.375%,  10/1/2030 273,932
Occidental Petroleum Corporation
182,000 5.000%,  8/1/2027 184,505
ONEOK, Inc.
352,000 5.700%,  11/1/2054 349,998
244,000 5.000%,  3/1/2026 245,112
400,000 4.750%,  10/15/2031 400,001
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 216,178
Permian Resources Operating,
LLC
247,000 6.250%,  2/1/2033
a
250,985
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
223,016
Precision Drilling Corporation
173,000 6.875%,  1/15/2029
a
172,640
Range Resources Corporation
221,000 4.750%,  2/15/2030
a
213,178

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Energy  0.9% - continued
Rockies Express Pipeline, LLC
$ 340,000 4.950%,  7/15/2029
a
$ 325,171
Saturn Oil & Gas, Inc.
155,000 9.625%,  6/15/2029
a
153,130
Schlumberger Holdings
Corporation
207,000 5.000%,  5/29/2027
a
211,248
SM Energy Company
200,000 6.500%,  7/15/2028 199,780
90,000 7.000%,  8/1/2032
a
90,348
South Bow USA Infrastructure
Holdings, LLC
338,000 5.026%,  10/1/2029
a
338,882
124,000 5.584%,  10/1/2034
a
125,193
Southwestern Energy Company
191,000 4.750%,  2/1/2032 182,714
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 129,779
Suncor Energy, Inc.
763,000 7.150%,  2/1/2032 860,829
Sunoco, LP
390,000 7.000%,  5/1/2029
a
407,479
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 186,929
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
a
479,247
195,000 7.375%,  2/15/2029
a
197,199
Talos Production, Inc.
137,000 9.000%,  2/1/2029
a
141,064
Targa Resources Corporation
939,000 4.200%,  2/1/2033 889,132
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
a
275,666
TGNR Intermediate Holdings, LLC
292,000 5.500%,  10/15/2029
a
277,435
TotalEnergies Capital SA
346,000 5.275%,  9/10/2054 346,498
Transocean, Inc.
363,800 8.750%,  2/15/2030
a
379,310
USA Compression Partners, LP/
USA Compression Finance
Corporation
230,000 7.125%,  3/15/2029
a
236,889
Valaris, Ltd.
272,000 8.375%,  4/30/2030
a
280,161
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
a
367,617
235,000 4.125%,  8/15/2031
a
218,486
Venture Global LNG, Inc.
482,000 8.125%,  6/1/2028
a
502,494
235,000 9.000%,  9/30/2029
a,b,h
238,203
186,000 7.000%,  1/15/2030
a
190,021
562,000 8.375%,  6/1/2031
a
593,430
386,000 9.875%,  2/1/2032
a
428,920
Viridien SA
65,000 8.750%,  4/1/2027
a,f
63,347
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 547,536
Principal
Amount Long-Term Fixed Income  36.9% Value
Energy  0.9% - continued
$ 267,000 6.150%,  4/1/2033 $ 282,238
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 520,928
900,000 7.500%,  1/15/2031 1,025,682
Total 37,978,901
Financials  3.2%
Acrisure, LLC/Acrisure Finance,
Inc.
91,000 4.250%,  2/15/2029
a
85,967
130,000 7.500%,  11/6/2030
a
133,782
AEGON Funding Company, LLC
724,000 5.500%,  4/16/2027
a,f
739,981
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
581,000 6.100%,  1/15/2027 601,602
950,000 3.875%,  1/23/2028 933,794
475,000 3.400%,  10/29/2033 420,258
AG TTMT Escrow Issuer, LLC
99,000 8.625%,  9/30/2027
a
101,494
Agree, LP
357,000 5.625%,  6/15/2034 373,468
Air Lease Corporation
133,000 4.650%,  6/15/2026
b,h
129,647
1,117,000 3.000%,  2/1/2030 1,029,568
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
a
565,338
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
124,451
190,000 6.750%,  4/15/2028
a
193,077
184,000 7.000%,  1/15/2031
a
189,077
Ally Financial, Inc.
900,000 8.000%,  11/1/2031 1,018,906
204,000 6.700%,  2/14/2033 208,630
American Express Company
234,000 5.098%,  2/16/2028
b
238,488
285,000 5.043%,  7/26/2028
b
291,193
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 755,810
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,050,123
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
110,635
322,000 4.875%,  6/30/2029
a
308,764
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,b
561,754
Aon North America, Inc.
365,000 5.750%,  3/1/2054 386,658
Apollo Debt Solutions BDC
505,000 6.700%,  7/29/2031
a,f
520,257
Ares Capital Corporation
397,000 3.250%,  7/15/2025 391,088
975,000 3.875%,  1/15/2026 960,798
450,000 2.150%,  7/15/2026 427,624
441,000 5.875%,  3/1/2029 451,596
Ares Strategic Income Fund
408,000 5.600%,  2/15/2030
a,e
404,772
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 148,309
176,000 5.750%,  7/15/2054 183,713
Associated Banc-Corp
650,000 4.250%,  1/15/2025 646,697

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
Avolon Holdings Funding, Ltd.
$ 250,000 4.250%,  4/15/2026
a
$ 247,414
629,000 5.750%,  3/1/2029
a
648,396
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
a
676,010
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
990,447
Bank of America Corporation
500,000 1.734%,  7/22/2027
b
477,344
616,000 3.824%,  1/20/2028
b
609,335
467,000 5.202%,  4/25/2029
b
480,173
450,000 2.087%,  6/14/2029
b
415,555
1,200,000 2.496%,  2/13/2031
b
1,087,859
1,250,000 1.922%,  10/24/2031
b
1,077,050
804,000 2.972%,  2/4/2033
b
720,017
1,609,000 4.571%,  4/27/2033
b
1,601,272
760,000 5.872%,  9/15/2034
b
819,933
300,000 5.468%,  1/23/2035
b
315,481
692,000 5.425%,  8/15/2035
b
709,371
1,075,000 3.846%,  3/8/2037
b
993,715
Bank of New York Mellon
Corporation
500,000 6.317%,  10/25/2029
b
537,821
Barclays plc
128,000 6.125%,  12/15/2025
b,h
127,569
783,000 6.496%,  9/13/2027
b
811,047
621,000 4.972%,  5/16/2029
b
627,908
684,000 4.942%,  9/10/2030
b
689,653
825,000 5.746%,  8/9/2033
b
862,788
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
a
202,660
Belrose Funding Trust
970,000 2.330%,  8/15/2030
a
832,330
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 752,709
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 245,575
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 792,943
490,000 6.250%,  1/25/2031
a,f
503,368
Blue Owl Capital Corporation II
385,000 8.450%,  11/15/2026
a
404,234
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 657,404
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
221,942
Blue Owl Technology Finance
Corporation II
485,000 6.750%,  4/4/2029
a
487,271
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
a,b
1,196,426
BPCE SA
860,000 3.500%,  10/23/2027
a
834,068
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
333,591
Camden Property Trust
661,000 3.150%,  7/1/2029 630,351
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 992,930
165,000 5.700%,  2/1/2030
b,f
170,871
Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
Castlelake Aviation Finance DAC
$ 132,000 5.000%,  4/15/2027
a
$ 132,338
Centene Corporation
1,756,000 2.625%,  8/1/2031 1,505,722
Charles Schwab Corporation
1,059,000 2.450%,  3/3/2027 1,017,044
518,000 6.136%,  8/24/2034
b
566,259
Chubb INA Holdings, LLC
527,000 4.350%,  11/3/2045 486,427
Citibank NA
380,000 4.929%,  8/6/2026 385,599
Citigroup, Inc.
620,000 3.200%,  10/21/2026 607,274
1,404,000 3.668%,  7/24/2028
b
1,378,991
415,000 4.125%,  7/25/2028 411,636
700,000 3.520%,  10/27/2028
b
683,343
300,000 5.174%,  2/13/2030
b
308,172
1,141,000 4.910%,  5/24/2033
b
1,150,087
648,000 6.174%,  5/25/2034
b
691,412
Citizens Financial Group, Inc.
299,000 5.718%,  7/23/2032
b
310,078
CNA Financial Corporation
371,000 5.125%,  2/15/2034 379,382
Comerica, Inc.
175,000 5.982%,  1/30/2030
b
180,405
Constellation Insurance, Inc.
63,000 6.800%,  1/24/2030
a
63,406
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
a,b
1,108,863
Corebridge Financial, Inc.
225,000 6.375%,  9/15/2054
b
227,315
402,000 4.350%,  4/5/2042 355,979
Credit Acceptance Corporation
243,000 9.250%,  12/15/2028
a
259,865
Credit Suisse Group AG
775,000 7.250%,  12/29/2049
*,i
77,500
Deutsche Bank AG/New York, NY
561,000 6.819%,  11/20/2029
b
603,897
950,000 3.729%,  1/14/2032
b
852,567
Discover Bank
910,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
939,683
Diversified Healthcare Trust
156,000 Zero Coupon,  1/15/2026
a
143,610
Drawbridge Special Opportunities
Fund, LP
454,000 3.875%,  2/15/2026
a
442,338
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 638,316
725,000 4.625%,  5/15/2042 679,324
EPR Properties
355,000 4.950%,  4/15/2028 351,839
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054
a
510,841
Fifth Third Bancorp
356,000 6.339%,  7/27/2029
b
378,402
First Horizon Bank
615,000 5.750%,  5/1/2030 624,443
FirstCash, Inc.
327,000 5.625%,  1/1/2030
a
324,001
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 463,220

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
Five Corners Funding Trust IV
$ 536,000 5.997%,  2/15/2053
a
$ 589,738
Fortress Transportation and
Infrastructure Investors, LLC
137,000 5.500%,  5/1/2028
a
136,427
242,000 7.000%,  5/1/2031
a
255,070
186,000 7.000%,  6/15/2032
a
195,244
Freedom Mortgage Corporation
135,000 7.625%,  5/1/2026
a
136,205
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
314,952
131,000 9.125%,  5/15/2031
a
134,682
FS KKR Capital Corporation
1,137,000 3.400%,  1/15/2026 1,108,448
GGAM Finance, Ltd.
120,000 7.750%,  5/15/2026
a
122,705
135,000 8.000%,  6/15/2028
a
144,701
354,000 5.875%,  3/15/2030
a
354,464
Global Aircraft Leasing Company,
Ltd.
309,000 8.750%,  9/1/2027
a
313,559
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
397,000 3.750%,  12/15/2027
a
370,079
goeasy, Ltd.
216,000 9.250%,  12/1/2028
a
232,559
133,000 7.625%,  7/1/2029
a
137,790
Goldman Sachs Bank USA/New
York, NY
725,000 5.414%,  5/21/2027
b
736,736
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 316,439
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
652,066
756,000 6.484%,  10/24/2029
b
814,090
230,000 1.992%,  1/27/2032
b
196,746
1,879,000 3.102%,  2/24/2033
b
1,690,598
Health Care Service Corporation
522,000 5.450%,  6/15/2034
a
542,845
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 172,076
Highwoods Realty, LP
504,000 7.650%,  2/1/2034 579,430
Howard Hughes Corporation
84,000 4.125%,  2/1/2029
a
78,343
HSBC Holdings plc
800,000 5.402%,  8/11/2033
b
828,722
HUB International, Ltd.
376,000 7.250%,  6/15/2030
a
391,747
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
b
649,619
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
196,000 6.250%,  5/15/2026 194,471
530,000 5.250%,  5/15/2027 507,868
Intesa Sanpaolo SPA
164,000 4.198%,  6/1/2032
a,b
146,162
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 562,330
J.P. Morgan Chase & Company
193,000 4.000%,  4/1/2025
b,h
190,436
Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
$ 714,000 1.578%,  4/22/2027
b
$ 683,990
305,000 2.947%,  2/24/2028
b
295,808
687,000 4.979%,  7/22/2028
b
700,398
700,000 2.522%,  4/22/2031
b
635,817
975,000 1.953%,  2/4/2032
b
837,786
1,073,000 4.586%,  4/26/2033
b
1,073,227
805,000 4.912%,  7/25/2033
b
822,210
489,000 5.766%,  4/22/2035
b
526,955
Jackson National Life Global
Funding
502,000 5.550%,  7/2/2027
a
515,637
Jane Street Group/JSG Finance,
Inc.
210,000 4.500%,  11/15/2029
a
202,129
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
106,491
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
109,012
271,000 9.500%,  2/15/2029
a
289,344
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 593,557
KeyCorp
425,000
6.324%,  (SOFRINDX +
1.250%), 5/23/2025
b
425,671
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 244,156
218,000 6.250%,  1/15/2036 223,207
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
135,000 4.250%,  2/1/2027
a
131,682
356,000 4.750%,  6/15/2029
a
347,696
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,b
70,004
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b
836,520
Macquarie Airfinance Holdings,
Ltd.
250,000 6.400%,  3/26/2029
a
260,198
305,000 5.150%,  3/17/2030
a
305,663
64,000 6.500%,  3/26/2031
a
67,558
Manufacturers & Traders Trust
Company
803,000 4.700%,  1/27/2028 807,226
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 209,003
504,000 5.400%,  9/15/2033 535,878
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
a
662,374
Mitsubishi UFJ Financial Group,
Inc.
802,000 5.422%,  2/22/2029
b
829,266
Molina Healthcare, Inc.
352,000 4.375%,  6/15/2028
a
342,205
92,000 3.875%,  5/15/2032
a
84,136
Morgan Stanley
1,350,000 4.350%,  9/8/2026 1,353,239
989,000 3.591%,  7/22/2028
b
969,076
535,000 5.164%,  4/20/2029
b
549,905
1,250,000 3.622%,  4/1/2031
b
1,200,207
535,000 5.250%,  4/21/2034
b
552,542

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
$ 379,000 5.831%,  4/19/2035
b
$ 407,101
939,000 5.297%,  4/20/2037
b
946,104
Morgan Stanley Direct Lending
Fund
344,000 6.150%,  5/17/2029
a
348,513
MPT Operating Partnership, LP/
MPT Finance Corporation
526,000 4.625%,  8/1/2029
f
423,079
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 415,907
Nationstar Mortgage Holdings,
Inc.
64,000 5.500%,  8/15/2028
a
63,355
134,000 6.500%,  8/1/2029
a
136,255
205,000 5.125%,  12/15/2030
a
196,656
NatWest Group plc
450,000 4.445%,  5/8/2030
b
446,863
758,000 6.475%,  6/1/2034
b
797,655
Navient Corporation
78,000 5.000%,  3/15/2027 77,310
84,000 5.500%,  3/15/2029 81,486
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
86,000 4.500%,  9/30/2028
a
80,710
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
815,460
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034 511,640
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 729,460
725,000 3.375%,  2/1/2031 660,589
OneMain Finance Corporation
499,000 3.500%,  1/15/2027 476,955
597,000 3.875%,  9/15/2028 553,729
Panther Escrow Issuer, LLC
378,000 7.125%,  6/1/2031
a
396,488
Park Intermediate Holdings, LLC
366,000 4.875%,  5/15/2029
a
355,119
Pine Street Trust III
210,000 6.223%,  5/15/2054
a
227,650
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
b
261,268
712,000 5.492%,  5/14/2030
b
744,017
1,074,000 4.626%,  6/6/2033
b
1,058,720
PRA Group, Inc.
208,000 8.375%,  2/1/2028
a
215,345
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
517,014
200,000 5.250%,  1/15/2035
a
204,539
Prologis, LP
340,000 5.250%,  3/15/2054 345,260
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
1,012,174
Regency Centers, LP
700,000 4.125%,  3/15/2028 694,872
370,000 5.250%,  1/15/2034 381,933
Regions Financial Corporation
168,000 5.502%,  9/6/2035
b
170,962
Reinsurance Group of America,
Inc.
509,000 5.750%,  9/15/2034 536,186
Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
RGA Global Funding
$ 245,000 5.500%,  1/11/2031
a
$ 256,074
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 64,207
129,000 4.500%,  2/15/2029
a
124,818
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
109,543
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
a
319,694
262,000 3.875%,  3/1/2031
a
241,234
191,000 4.000%,  10/15/2033
a
170,618
Ryan Specialty, LLC
68,000 4.375%,  2/1/2030
a
65,532
48,000 5.875%,  8/1/2032
a
48,800
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
280,642
218,000 6.174%,  1/9/2030
b
227,568
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
856,088
Service Properties Trust
175,000 8.375%,  6/15/2029 174,803
213,000 8.625%,  11/15/2031
a
231,629
Simon Property Group, LP
805,000 3.800%,  7/15/2050 639,452
SLM Corporation
140,000 4.200%,  10/29/2025 138,402
Societe Generale SA
840,000 4.750%,  11/24/2025
a
834,570
Standard Chartered plc
449,000 5.688%,  5/14/2028
a,b
461,086
State Street Corporation
650,000 4.530%,  2/20/2029
b
656,603
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 819,726
804,000 5.710%,  1/13/2030 851,510
700,000 1.710%,  1/12/2031 592,273
Synchrony Financial
253,000 5.935%,  8/2/2030
b,f
259,923
138,000 7.250%,  2/2/2033 143,368
Synovus Bank
799,000 5.625%,  2/15/2028 803,319
Toronto-Dominion Bank
608,000 5.523%,  7/17/2028 636,038
223,000 5.146%,  9/10/2034
b
225,129
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
532,568
383,000 5.125%,  12/15/2027
b,h
376,246
699,000 5.122%,  1/26/2034
b
706,680
310,000 5.711%,  1/24/2035
b
326,581
U.S. Bancorp
744,000 5.775%,  6/12/2029
b
779,738
178,000 5.836%,  6/12/2034
b
190,055
340,000 5.678%,  1/23/2035
b
360,399
UBS Group AG
96,000 4.875%,  2/12/2027
a,b,h
91,864
771,000 6.246%,  9/22/2029
a,b
818,526
668,000 3.091%,  5/14/2032
a,b
602,371
486,000 5.699%,  2/8/2035
a,b
513,013
200,000 5.379%,  9/6/2045
a,b
204,602

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Financials  3.2% - continued
UniCredit SPA
$ 129,000 5.861%,  6/19/2032
a,b
$ 129,806
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
345,770
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 593,322
489,000 4.750%,  5/15/2052 466,313
Vornado Realty, LP
98,000 3.400%,  6/1/2031 84,488
Wells Fargo & Company
96,000 3.900%,  3/15/2026
b,h
93,303
363,000 3.000%,  4/22/2026 356,613
1,140,000 3.000%,  10/23/2026 1,114,189
805,000 3.526%,  3/24/2028
b
789,757
481,000 5.707%,  4/22/2028
b
496,676
1,200,000 2.393%,  6/2/2028
b
1,140,980
480,000 5.574%,  7/25/2029
b
499,394
441,000 5.389%,  4/24/2034
b
457,403
930,000 4.900%,  11/17/2045 872,426
XHR, LP
153,000 4.875%,  6/1/2029
a
146,649
Total 129,521,603
Foreign Government  <0.1%
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
a
912,355
Saudi Arabian Oil Company
451,000 5.250%,  7/17/2034
a
463,766
Total 1,376,121
Mortgage-Backed Securities  11.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,210,707 2.000%,  1/1/2052 2,692,289
3,712,807 2.000%,  5/1/2051 3,113,749
20,022,824 2.500%,  5/1/2051 17,492,378
6,543,985 3.500%,  5/1/2052 6,138,734
6,306,902 4.000%,  5/1/2052 6,108,983
2,532,609 5.000%,  7/1/2053 2,549,405
813,222 5.500%,  7/1/2053 828,978
4,825,109 3.500%,  8/1/2052 4,522,700
3,966,996 5.000%,  8/1/2053 4,011,545
4,079,838 5.500%,  9/1/2053 4,191,423
3,340,973 3.500%,  9/1/2047 3,152,711
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,297,156 2.500%,  7/1/2030 4,141,384
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,509,058 3.000%,  12/1/2036 5,246,786
4,523,286 3.000%,  8/1/2038 4,331,127
6,985,395 3.500%,  5/1/2040 6,799,492
5,450,648 2.500%,  4/1/2042 4,895,614
1,870,778 2.000%,  5/1/2042 1,635,071
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
16,273,445 3.000%,  1/1/2052 14,743,435
1,761,300 2.000%,  2/1/2051 1,477,254
2,762,574 2.000%,  2/1/2051 2,317,053
10,598,327 2.500%,  2/1/2051 9,205,560
Principal
Amount Long-Term Fixed Income  36.9% Value
Mortgage-Backed Securities  11.7% -
continued
$ 6,086,466 2.500%,  2/1/2051 $ 5,318,687
2,472,829 2.000%,  3/1/2051 2,045,097
30,044,375 2.000%,  3/1/2051 24,884,851
12,653,810 4.000%,  3/1/2051 12,283,636
1,826,578 2.000%,  3/1/2052 1,531,198
16,938,645 3.000%,  3/1/2052 15,246,466
20,154,075 2.000%,  4/1/2051 16,693,009
10,010,919 3.000%,  4/1/2051 9,068,841
10,356,076 3.000%,  5/1/2050 9,458,419
3,284,096 2.000%,  5/1/2051 2,739,653
7,693,344 3.000%,  5/1/2051 7,050,592
17,473,732 2.000%,  6/1/2050 14,578,588
6,348,609 3.000%,  6/1/2050 5,839,217
3,102,803 4.000%,  6/1/2052 2,984,040
2,196,041 5.000%,  6/1/2053 2,214,787
15,596,360 2.500%,  7/1/2051 13,706,276
4,379,037 3.500%,  7/1/2051 4,132,219
8,633,855 4.000%,  7/1/2052 8,303,847
2,297,598 2.500%,  8/1/2050 2,025,557
9,144,676 3.500%,  8/1/2050 8,649,497
11,358,027 3.500%,  8/1/2052 10,591,096
12,543,040 4.500%,  8/1/2052 12,391,693
5,344,998 5.000%,  8/1/2053 5,390,643
11,719,451 6.000%,  8/1/2054 12,298,858
2,832,894 2.500%,  9/1/2051 2,479,112
7,075,683 3.500%,  9/1/2052 6,649,908
3,389,504 3.500%,  9/1/2052 3,186,488
4,473,121 5.000%,  9/1/2052 4,482,361
4,342,034 4.500%,  9/1/2053 4,303,850
5,897,453 4.500%,  9/1/2053 5,808,699
10,556,384 4.000%,  10/1/2052 10,182,830
3,180,343 2.000%,  11/1/2051 2,661,190
4,418,124 3.500%,  11/1/2052 4,160,243
13,176,932 2.000%,  12/1/2050 11,001,195
20,684,582 2.500%,  12/1/2051 18,046,823
9,206,873 4.500%,  12/1/2052 9,137,341
9,950,000 5.500%,  10/1/2041
e
10,065,216
2,400,000 6.000%,  10/1/2041
e
2,452,869
3,859,408 3.500%,  12/1/2047 3,642,022
10,150,000 4.000%,  10/1/2048
e
9,746,877
5,400,000 4.500%,  10/1/2048
e
5,308,346
13,000,000 3.000%,  10/1/2049
e
11,666,469
7,825,000 3.500%,  10/1/2049
e
7,286,385
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
18,334,217 2.500%,  3/1/2062 15,275,871
4,719,634 3.500%,  7/1/2061 4,318,816
5,427,591 4.000%,  12/1/2061 5,173,182
Total 476,058,531
Technology  0.8%
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052
f
499,884
Amentum Holdings, Inc.
201,000 7.250%,  8/1/2032
a
209,770
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 705,879
Apple, Inc.
1,680,000 3.750%,  9/12/2047 1,447,530
Automatic Data Processing, Inc.
625,000 4.450%,  9/9/2034 626,447

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Technology  0.8% - continued
Block, Inc.
$ 138,000 3.500%,  6/1/2031 $ 125,835
459,000 6.500%,  5/15/2032
a
477,965
Boost Newco Borrower, LLC
379,000 7.500%,  1/15/2031
a
406,685
Broadcom, Inc.
730,000 5.050%,  7/12/2027 746,093
283,000 3.469%,  4/15/2034
a
254,840
1,072,000 3.137%,  11/15/2035
a
916,705
1,100,000 3.187%,  11/15/2036
a
932,291
460,000 4.926%,  5/15/2037
a
459,602
Cadence Design Systems, Inc.
222,000 4.700%,  9/10/2034 223,384
Central Parent, Inc./CDK Global,
Inc.
133,000 7.250%,  6/15/2029
a
136,007
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 249,333
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
137,233
Cloud Software Group, Inc.
796,000 6.500%,  3/31/2029
a
791,993
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
67,814
CoreLogic, Inc.
81,000 4.500%,  5/1/2028
a
76,448
Dell International, LLC/EMC
Corporation
480,000 6.020%,  6/15/2026 491,520
Dell, Inc.
452,000 6.500%,  4/15/2038 496,718
Dye & Durham, Ltd.
202,000 8.625%,  4/15/2029
a
213,692
Fiserv, Inc.
246,000 2.250%,  6/1/2027 234,061
517,000 2.650%,  6/1/2030 471,062
494,000 5.350%,  3/15/2031 516,729
468,000 5.600%,  3/2/2033 495,623
500,000 5.150%,  8/12/2034 512,691
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
570,300
Gen Digital, Inc.
11,000 6.750%,  9/30/2027
a
11,302
163,000 7.125%,  9/30/2030
a,f
171,036
Global Payments, Inc.
487,000 5.950%,  8/15/2052 502,680
805,000 5.300%,  8/15/2029 827,467
Hewlett Packard Enterprise
Company
660,000 4.400%,  9/25/2027 660,717
400,000 4.850%,  10/15/2031 399,173
II-VI, Inc.
131,000 5.000%,  12/15/2029
a
128,088
Iron Mountain, Inc.
540,000 4.875%,  9/15/2029
a
528,848
300,000 5.250%,  7/15/2030
a
296,212
440,000 4.500%,  2/15/2031
a
417,383
KLA Corporation
804,000 3.300%,  3/1/2050 608,191
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 136,481
Principal
Amount Long-Term Fixed Income  36.9% Value
Technology  0.8% - continued
Mastercard, Inc.
$ 566,000 3.950%,  2/26/2048 $ 492,116
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 104,748
Micron Technology, Inc.
278,000 5.300%,  1/15/2031 288,860
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
118,894
NCR Voyix Corporation
194,000 5.000%,  10/1/2028
a
190,412
123,000 5.125%,  4/15/2029
a
120,360
Neptune Bidco US, Inc.
433,000 9.290%,  4/15/2029
a
424,145
Newfold Digital Holdings Group,
Inc.
81,000 11.750%,  10/15/2028
a
79,728
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 493,112
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 473,606
475,000 3.250%,  5/11/2041 370,705
Open Text Corporation
185,000 3.875%,  12/1/2029
a
171,974
Open Text Holdings, Inc.
545,000 4.125%,  2/15/2030
a
511,569
Oracle Corporation
536,000 6.900%,  11/9/2052 646,084
210,000 4.700%,  9/27/2034 209,447
1,400,000 3.850%,  7/15/2036 1,266,091
1,266,000 4.000%,  7/15/2046 1,050,198
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054 442,003
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a,f
67,585
PTC, Inc.
123,000 4.000%,  2/15/2028
a
119,321
RingCentral, Inc.
359,000 8.500%,  8/15/2030
a
384,075
Rocket Software, Inc.
160,000 9.000%,  11/28/2028
a
166,974
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 541,586
Seagate HDD Cayman
257,280 9.625%,  12/1/2032 298,738
Sensata Technologies BV
146,000 4.000%,  4/15/2029
a
139,179
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
a
70,497
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
148,454
34,000 6.750%,  8/15/2032
a
35,497
SK Hynix, Inc.
400,000 5.500%,  1/16/2027
a
408,500
SS&C Technologies, Inc.
384,000 5.500%,  9/30/2027
a
383,834
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 536,845
UKG, Inc.
141,000 6.875%,  2/1/2031
a
145,695
Verisk Analytics, Inc.
358,000 5.250%,  6/5/2034 369,774

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Technology  0.8% - continued
Viavi Solutions, Inc.
$ 319,000 3.750%,  10/1/2029
a
$ 289,464
Visa, Inc.
700,000 2.700%,  4/15/2040 550,621
VMware, LLC
417,000 4.650%,  5/15/2027 419,930
875,000 2.200%,  8/15/2031 751,576
Xerox Holdings Corporation
33,000 5.000%,  8/15/2025
a
32,696
510,000 5.500%,  8/15/2028
a
435,438
Total 31,932,043
Transportation  0.2%
Air Canada
260,000 3.875%,  8/15/2026
a
253,184
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
a
96,004
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
635,833 5.500%,  4/20/2026
a
634,020
197,647 5.750%,  4/20/2029
a
197,319
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a,f
161,703
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 435,085
503,000 5.750%,  5/1/2040 549,691
530,000 4.450%,  3/15/2043 498,100
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 503,557
CSX Corporation
720,000 3.800%,  4/15/2050 592,785
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,124,667
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
562,040
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
118,800 11.000%,  4/15/2029
a
119,275
JetBlue Airways Corporation/
JetBlue Loyalty, LP
331,000 9.875%,  9/20/2031
a
348,657
Mileage Plus Holdings, LLC
737,550 6.500%,  6/20/2027
a
746,720
Penske Truck Leasing Company,
LP/PTL Finance Corporation
462,000 5.750%,  5/24/2026
a
470,370
Rand Parent, LLC
289,000 8.500%,  2/15/2030
a
294,735
RXO, Inc.
335,000 7.500%,  11/15/2027
a
345,489
Stena International SA
217,000 7.250%,  1/15/2031
a
228,031
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 693,888
United Airlines, Inc.
307,000 4.375%,  4/15/2026
a
302,072
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
79,057
Principal
Amount Long-Term Fixed Income  36.9% Value
Transportation  0.2% - continued
$ 156,000 6.375%,  2/1/2030
a,f
$ 134,025
Total 9,370,474
U.S. Government & Agencies  11.9%
U.S. Treasury Bonds
15,480,000 1.625%,  11/15/2050 9,105,384
11,400,000 4.750%,  11/15/2053 12,592,102
14,120,000 5.250%,  11/15/2028 15,036,145
1,075,000 4.375%,  5/15/2040 1,123,543
41,740,000 1.375%,  11/15/2040 28,324,503
600,000 3.000%,  5/15/2042 515,813
27,658,000 2.500%,  5/15/2046 20,846,137
35,275,000 2.875%,  5/15/2049 27,846,581
U.S. Treasury Notes
6,000,000 4.625%,  2/28/2025 6,004,219
40,300,000 3.875%,  3/31/2025 40,202,084
6,000,000 0.250%,  8/31/2025 5,796,750
54,500,000 5.000%,  8/31/2025 54,955,586
2,500,000 4.250%,  12/31/2025 2,511,328
33,790,000 2.625%,  1/31/2026 33,279,190
3,050,000 0.500%,  2/28/2026 2,913,227
22,580,000 2.500%,  2/28/2026 22,181,322
2,900,000 4.625%,  2/28/2026 2,932,285
1,500,000 4.375%,  7/31/2026 1,518,047
2,350,000 0.500%,  4/30/2027 2,172,740
16,875,000 2.250%,  11/15/2027 16,216,479
12,250,000 3.875%,  12/31/2027 12,366,758
4,300,000 0.750%,  1/31/2028 3,920,727
16,200,000 3.500%,  1/31/2028 16,163,297
13,400,000 3.625%,  3/31/2028 13,427,219
31,750,000 2.875%,  5/15/2028 30,992,217
55,000,000 4.375%,  8/31/2028 56,587,695
6,300,000 3.750%,  12/31/2028 6,342,328
850,000 1.375%,  11/15/2031 727,912
24,275,000 4.125%,  11/15/2032 24,970,061
13,500,000 4.500%,  11/15/2033 14,256,738
Total 485,828,417
Utilities  0.7%
AES Corporation
1,069,000 3.950%,  7/15/2030
a
1,019,468
Alpha Generation, LLC
116,000 6.750%,  10/15/2032
a
117,635
American Electric Power
Company, Inc.
468,000 5.625%,  3/1/2033 493,762
American Water Capital
Corporation
486,000 5.450%,  3/1/2054 510,446
Appalachian Power Company
560,000 3.300%,  6/1/2027 546,644
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 843,653
Calpine Corporation
450,000 4.500%,  2/15/2028
a
439,375
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 222,356
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 658,871
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 351,151
900,000 4.125%,  5/15/2049 765,617

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  36.9% Value
Utilities  0.7% - continued
Constellation Energy Generation,
LLC
$ 253,000 6.125%,  1/15/2034 $ 278,050
Consumers Energy Company
880,000 4.350%,  4/15/2049 794,409
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
b
70,097
66,000 7.000%,  6/1/2054
b
72,061
DTE Electric Company
760,000 3.700%,  3/15/2045 631,940
640,000 3.700%,  6/1/2046 536,738
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 769,025
Duke Energy Corporation
92,000 6.450%,  9/1/2054
b
95,524
729,000 5.450%,  6/15/2034 760,811
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 561,014
Edison International
759,000 5.750%,  6/15/2027 783,276
Enel Finance International NV
470,000 5.125%,  6/26/2029
a
481,412
Essential Utilities, Inc.
244,000 4.800%,  8/15/2027 247,257
Eversource Energy
669,000 4.750%,  5/15/2026 672,776
Exelon Corporation
575,000 4.700%,  4/15/2050 527,465
642,000 4.450%,  4/15/2046 571,381
FirstEnergy Corporation
669,000 4.850%,  7/15/2047 613,105
Georgia Power Company
455,000 4.950%,  5/17/2033 467,736
237,000 5.250%,  3/15/2034 248,467
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 543,616
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
328,340
Lightning Power, LLC
383,000 7.250%,  8/15/2032
a
402,739
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 655,975
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 324,981
NextEra Energy Operating
Partners, LP
496,000 3.875%,  10/15/2026
a
483,150
NiSource, Inc.
64,000 6.375%,  3/31/2055
b
65,197
675,000 5.650%,  2/1/2045 699,629
NRG Energy, Inc.
139,000 5.750%,  1/15/2028 140,034
115,000 3.375%,  2/15/2029
a
107,201
195,000 5.250%,  6/15/2029
a
194,353
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 675,566
495,000 5.550%,  5/15/2029 514,174
467,000 4.550%,  7/1/2030 463,392
505,000 6.950%,  3/15/2034 573,952
233,000 5.800%,  5/15/2034 246,246
Principal
Amount Long-Term Fixed Income  36.9% Value
Utilities  0.7% - continued
PG&E Corporation
$ 311,000 5.000%,  7/1/2028 $ 308,282
PPL Capital Funding, Inc.
470,000 5.250%,  9/1/2034 483,926
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 375,727
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 558,334
Public Service Enterprise Group,
Inc.
511,000 5.875%,  10/15/2028 538,938
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 770,103
Southern California Edison
Company
825,000 4.000%,  4/1/2047 689,596
Southern Company
650,000 4.850%,  3/15/2035 655,239
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 521,370
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 433,672
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
290,982
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
a
514,458
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 184,064
675,000 4.600%,  12/1/2048 622,564
Vistra Corporation
129,000 8.000%,  10/15/2026
a,b,h
135,132
327,000 7.000%,  12/15/2026
a,b,h
333,803
Vistra Operations Company, LLC
822,000 5.000%,  7/31/2027
a
817,984
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 375,469
Total 30,179,710
Total Long-Term Fixed Income
(cost $1,557,515,775) 1,502,224,436
Shares
Registered Investment
Companies   36.8% Value
U.S. Affiliated   36.4%
14,902,388 Thrivent Core Emerging Markets
Debt Fund 124,882,009
4,242,366 Thrivent Core Emerging Markets
Equity Fund 43,272,130
3,353,293 Thrivent Core International Equity
Fund 38,160,473
183,248 Thrivent Core Low Volatility Equity
Fund 2,241,121
3,451,663 Thrivent Core Mid Cap Value Fund 40,453,492
2,929,842 Thrivent Core Small Cap Value
Fund 33,781,080
2,970,090 Thrivent Global Stock Portfolio 45,254,069
21,332,182 Thrivent High Yield Portfolio 90,715,105
29,425,450 Thrivent Income Portfolio 267,197,800

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  36.8% Value
U.S. Affiliated   36.4%  - continued
8,844,840 Thrivent International Allocation
Portfolio $ 91,359,235
1,723,359 Thrivent International Index
Portfolio 25,179,481
14,006,007 Thrivent Large Cap Value Portfolio 337,050,363
15,197,816 Thrivent Limited Maturity Bond
Portfolio 149,640,741
4,698,017 Thrivent Mid Cap Stock Portfolio 101,572,999
4,478,652 Thrivent Small Cap Stock Portfolio 89,237,136
Total 1,479,997,234
U.S. Unaffiliated   0.4%
7,644 Invesco QQQ Trust Series 1 3,730,807
19,753 SPDR S&P 500 ETF Trust 11,333,481
8,323 SPDR S&P Biotech ETF 822,313
Total 15,886,601
Total Registered Investment
Companies (cost $1,268,344,684) 1,495,883,835
Shares Common Stock 16.1% Value
Communications Services  1.3%
28,685 Alphabet, Inc., Class A 4,757,407
109,567 Alphabet, Inc., Class C 18,318,507
14,388 Altice USA, Inc.
j
35,394
5,972 AMC Networks, Inc.
j
51,897
3,532 Bandwidth, Inc.
j
61,845
41,306 Cargurus, Inc.
j
1,240,419
334 Charter Communications, Inc.
j
108,243
1,359 Cogent Communications Holdings 103,175
24,517 Comcast Corporation 1,024,075
23,091 E.W. Scripps Company
j
51,839
2,729 Electronic Arts, Inc. 391,448
1,907 Entravision Communications
Corporation 3,948
10,377 iHeartMedia, Inc.
j
19,197
12,797 Integral Ad Science Holding
Corporation
j
138,336
5,003 Iridium Communications, Inc. 152,341
2,984 Liberty Global, Ltd., Class A
j
62,992
5,575 Liberty Latin America, Ltd., Class
A
j
53,409
1,004 Liberty Media Corporation-Liberty
Live Group
j
51,535
11,964 Lumen Technologies, Inc.
j
84,944
6,753 Magnite, Inc.
j
93,529
31,437 Meta Platforms, Inc. 17,995,796
3,044 Netflix, Inc.
j
2,159,018
4,673 New York Times Company 260,146
872 Omnicom Group, Inc. 90,156
32,271 Pinterest, Inc.
j
1,044,612
14,073 QuinStreet, Inc.
j
269,217
1,527 Sinclair, Inc. 23,363
3,230 Sirius XM Holdings, Inc. 76,390
1,647 TechTarget, Inc.
j
40,269
3,799 Telephone and Data Systems, Inc. 88,327
10,743 Trade Desk, Inc.
j
1,177,970
38,661 Verizon Communications, Inc. 1,736,266
28,039 Warner Brothers Discovery, Inc.
j
231,322
Total 51,997,332
Consumer Discretionary  1.9%
100 Adient plc
j
2,257
100,797 Amazon.com, Inc.
j
18,781,505
Shares Common Stock  16.1% Value
Consumer Discretionary  1.9% - continued
13,703 American Axle & Manufacturing
Holdings, Inc.
j
$ 84,685
9,962 American Eagle Outfitters, Inc. 223,049
7,255 Aptiv plc
j
522,433
2,375 Aramark 91,984
2,515 Autoliv, Inc. 234,826
23,947 Best Buy Company, Inc. 2,473,725
143 Booking Holdings, Inc. 602,333
3,879 Boot Barn Holdings, Inc.
j
648,879
4,287 BorgWarner, Inc. 155,575
1,553 Bright Horizons Family Solutions,
Inc.
j
217,622
704 Brunswick Corporation 59,009
528 Carvana Company
j
91,930
141 Cavco Industries, Inc.
j
60,382
15,316 Champion Homes, Inc.
j
1,452,723
845 Chewy, Inc.
j
24,750
52,847 Chipotle Mexican Grill, Inc.
j
3,045,044
3,460 Columbia Sportswear Company 287,837
3,299 Cooper-Standard Holdings, Inc.
j
45,757
609 Crocs, Inc.
j
88,189
2,042 D.R. Horton, Inc. 389,552
10,190 Dana, Inc. 107,606
280 Darden Restaurants, Inc. 45,956
6,247 Deckers Outdoor Corporation
j
996,084
17,906 DoorDash, Inc.
j
2,555,723
188 Dorman Products, Inc.
j
21,267
40,830 eBay, Inc. 2,658,441
430 El Pollo Loco Holdings, Inc.
j
5,891
1,319 Etsy, Inc.
j
73,244
18,114 Expedia Group, Inc.
j
2,681,234
1,229 Ford Motor Company 12,978
1,671 Fox Factory Holding Corporation
j
69,346
364 Frontdoor, Inc.
j
17,468
10,166 Gap, Inc. 224,160
781 Garmin, Ltd. 137,479
16,556 Gentex Corporation 491,548
1,664 Genuine Parts Company 232,428
3,799 Goodyear Tire & Rubber Company
j
33,621
3,496 Grand Canyon Education, Inc.
j
495,908
840 Group 1 Automotive, Inc. 321,754
2,644 H&R Block, Inc. 168,026
14,905 Hanesbrands, Inc.
j
109,552
2,144 Hasbro, Inc. 155,054
15,695 Hilton Worldwide Holdings, Inc. 3,617,698
16,588 Home Depot, Inc. 6,721,458
1,328 Installed Building Products, Inc. 327,047
60 KB Home 5,141
4,361 Latham Group, Inc.
j
29,655
14,498 Laureate Education, Inc. 240,812
1,235 LCI Industries 148,867
1,146 Lear Corporation 125,086
1,918 Leggett & Platt, Inc. 26,123
723 Lennar Corporation 135,548
8,433 LKQ Corporation 336,645
2,740 Lowe's Companies, Inc. 742,129
2,638 Lululemon Athletica, Inc.
j
715,821
250 M/I Homes, Inc.
j
42,840
4,115 Mattel, Inc.
j
78,391
6,777 McDonald's Corporation 2,063,664
3,116 Modine Manufacturing Company
j
413,774
2,158 Mohawk Industries, Inc.
j
346,747
126 NVR, Inc.
j
1,236,287
275 OneSpaWorld Holdings, Ltd. 4,540
1,676 O'Reilly Automotive, Inc.
j
1,930,082

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Consumer Discretionary  1.9% - continued
2,447 Patrick Industries, Inc. $ 348,379
2,432 Pool Corporation 916,378
173 PVH Corporation 17,444
44,124 Qurate Retail, Inc.
j
26,920
333 Ralph Lauren Corporation 64,559
2,137 Revolve Group, Inc.
j
52,955
9,825 Ross Stores, Inc. 1,478,761
1,734 Service Corporation International/
US 136,865
15,551 SharkNinja, Inc. 1,690,549
4,154 Sony Group Corporation ADR 401,152
1,731 Steven Madden, Ltd. 84,802
1,955 Stitch Fix, Inc.
j
5,513
18,265 Stoneridge, Inc.
j
204,385
1,150 Strategic Education, Inc. 106,433
27,945 Tesla, Inc.
j
7,311,250
3,338 Texas Roadhouse, Inc. 589,491
241 TopBuild Corporation
j
98,041
2,658 Travel + Leisure Company 122,481
269 Ulta Beauty, Inc.
j
104,673
2,605 Upbound Group, Inc. 83,334
2,439 Urban Outfitters, Inc.
j
93,438
1,759 Valvoline, Inc.
j
73,614
9,868 VF Corporation 196,867
50 Visteon Corporation
j
4,762
25 Wingstop, Inc. 10,402
19,057 Wyndham Hotels & Resorts, Inc. 1,489,114
14,298 Yum China Holding, Inc. 643,696
Total 76,843,427
Consumer Staples  0.5%
25,618 Altria Group, Inc. 1,307,543
3,003 BellRing Brands, Inc.
j
182,342
1,804 BJ's Wholesale Club Holdings,
Inc.
j
148,794
237 Casey's General Stores, Inc. 89,043
23,045 Coca-Cola Company 1,656,014
2,779 Colgate-Palmolive Company 288,488
642 Costco Wholesale Corporation 569,146
39,567 Coty, Inc.
j
371,534
8,047 e.l.f. Beauty, Inc.
j
877,364
8,289 J & J Snack Foods Corporation 1,426,703
3,129 J.M. Smucker Company 378,922
825 John B. Sanfilippo & Son, Inc. 77,806
36,148 Kenvue, Inc. 836,103
2,482 Keurig Dr Pepper, Inc. 93,025
309 Kimberly-Clark Corporation 43,964
2,617 Kroger Company 149,954
5,545 Lamb Weston Holdings, Inc. 358,983
3,802 Lancaster Colony Corporation 671,319
3,969 McCormick & Company, Inc. 326,649
25,692 Philip Morris International, Inc. 3,119,009
1,072 Pilgrim's Pride Corporation
j
49,366
290 PriceSmart, Inc. 26,616
8,859 Procter & Gamble Company 1,534,379
12,684 Sysco Corporation 990,113
1,005 Turning Point Brands, Inc. 43,366
5,941 Tyson Foods, Inc. 353,846
1,938 US Foods Holding Corporation
j
119,187
48,658 Walmart, Inc. 3,929,133
252 WD-40 Company 64,986
Total 20,083,697
Energy  0.4%
32,341 Archrock, Inc. 654,582
Shares Common Stock  16.1% Value
Energy  0.4% - continued
26,994 Baker Hughes Company $ 975,833
2,345 Civitas Resources, Inc. 118,821
7,188 ConocoPhillips 756,753
529 Coterra Energy, Inc. 12,669
33,122 Devon Energy Corporation 1,295,733
24,324 Enterprise Products Partners, LP 708,072
16,945 EOG Resources, Inc. 2,083,049
3,059 Expand Energy Corporation 251,603
5,194 Expro Group Holdings NV
j
89,181
20,840 Exxon Mobil Corporation 2,442,865
935 Gulfport Energy Corporation
j
141,512
90,560 Halliburton Company 2,630,768
8,385 Hess Midstream, LP 295,739
2,005 Kodiak Gas Services, Inc. 58,145
2,479 Marathon Petroleum Corporation 403,854
13,815 Matador Resources Company 682,737
3,938 Noble Corporation plc
f
142,319
8,115 NOV, Inc. 129,596
4,871 Ovintiv, Inc. 186,608
2,986 Par Pacific Holdings, Inc.
j
52,554
2,106 Phillips 66 276,834
9,541 Schlumberger NV 400,245
4,592 Shell plc ADR 302,842
6,469 SM Energy Company 258,566
2,743 Solaris Energy Infrastructure, Inc. 35,001
106 Targa Resources Corporation 15,689
53,223 TechnipFMC plc 1,396,039
2,333 Williams Companies, Inc. 106,501
Total 16,904,710
Financials  2.1%
1,634 1st Source Corporation 97,844
3,906 Allstate Corporation 740,773
6,066 Ally Financial, Inc. 215,889
2,249 Amalgamated Financial
Corporation 70,551
7,606 American Express Company 2,062,747
6,283 American International Group, Inc. 460,104
4,809 Ameriprise Financial, Inc. 2,259,316
509 Ameris Bancorp 31,757
538 AMERISAFE, Inc. 26,002
6,348 Annaly Capital Management, Inc. 127,404
1,788 Arch Capital Group, Ltd.
j
200,041
2,898 Arthur J. Gallagher & Company 815,410
3,191 Artisan Partners Asset
Management, Inc. 138,234
6,247 Associated Banc-Corp 134,560
943 Assurant, Inc. 187,525
1,175 Assured Guaranty, Ltd. 93,436
653 Atlantic Union Bankshares
Corporation 24,599
450 Axis Capital Holdings, Ltd. 35,825
1,671 Axos Financial, Inc.
j
105,072
50,944 Bank of America Corporation 2,021,458
46 Bank of Hawaii Corporation 2,887
1,262 Bank of Marin Bancorp 25,354
1,584 Bank of N.T. Butterfield & Son, Ltd. 58,418
13,043 Bank of New York Mellon
Corporation 937,270
8,659 Bank OZK 372,250
1,256 BankFinancial Corporation 15,298
316 BankUnited, Inc. 11,515
1,075 Bar Harbor Bankshares 33,153
404 BayCom Corporation 9,583
2,362 BCB Bancorp, Inc. 29,147

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Financials  2.1% - continued
5,667 Berkshire Hathaway, Inc.
j
$ 2,608,293
2,435 Berkshire Hills Bancorp, Inc. 65,575
1,646 Block, Inc.
j
110,496
16,762 Blue Owl Capital, Inc. 324,512
120 BOK Financial Corporation 12,554
3,686 Bridgewater Bancshares, Inc.
j
52,231
1,948 Brighthouse Financial, Inc.
j
87,718
1,270 BrightSpire Capital, Inc. 7,112
14,435 Brookline Bancorp, Inc. 145,649
14,861 Brown & Brown, Inc. 1,539,600
2,270 Business First Bancshares, Inc. 58,271
2,319 Byline Bancorp, Inc. 62,080
2,056 Cadence Bank 65,484
280 Camden National Corporation 11,570
146 Capital City Bank Group, Inc. 5,152
3,492 Capital One Financial Corporation 522,857
5,734 Capitol Federal Financial, Inc. 33,487
6,102 Carlyle Group, Inc. 262,752
1,163 Cathay General Bancorp 49,951
5,236 Cboe Global Markets, Inc. 1,072,699
3,182 Central Pacific Financial
Corporation 93,901
12,740 Charles Schwab Corporation 825,679
5,145 Chubb, Ltd. 1,483,767
2,235 Cincinnati Financial Corporation 304,228
4,429 Citigroup, Inc. 277,255
902 Citizens Financial Group, Inc. 37,045
2,257 CNB Financial Corporation 54,303
3,323 CNO Financial Group, Inc. 116,637
5,446 Columbia Banking System, Inc. 142,195
1,778 Comerica, Inc. 106,520
1,613 Commerce Bancshares, Inc. 95,812
322 Community Financial System, Inc. 18,699
5,206 Community Trust Bancorp, Inc. 258,530
1,743 ConnectOne Bancorp, Inc. 43,662
774 Cullen/Frost Bankers, Inc. 86,580
2,257 Customers Bancorp, Inc.
j
104,838
5,151 CVB Financial Corporation 91,791
1,475 Dime Community Bancshares, Inc. 42,480
4,680 Discover Financial Services 656,557
2,692 Eagle Bancorp, Inc. 60,785
2,366 East West Bancorp, Inc. 195,763
6,073 Ellington Credit Company 42,390
557 Employers Holdings, Inc. 26,719
1,317 Enova International, Inc.
j
110,351
178 Enterprise Bancorp, Inc./MA 5,689
2,595 Enterprise Financial Services
Corporation 133,020
3,265 Equitable Holdings, Inc. 137,228
1,131 Equity Bancshares, Inc. 46,235
14,937 F.N.B. Corporation 210,761
3,448 FactSet Research Systems, Inc. 1,585,563
28 Federal Agricultural Mortgage
Corporation 5,247
11,081 Federated Hermes, Inc. 407,448
2,050 Fidelity National Information
Services, Inc. 171,687
1,710 Fifth Third Bancorp 73,256
2,751 Financial Institutions, Inc. 70,068
1,151 First Bancorp/Puerto Rico 24,367
2,816 First Bancshares, Inc. 90,478
1,352 First Busey Corporation 35,179
203 First Citizens BancShares, Inc./NC 373,713
3,654 First Financial Bancorp 92,190
1,081 First Financial Bankshares, Inc. 40,008
Shares Common Stock  16.1% Value
Financials  2.1% - continued
1,209 First Financial Corporation $ 53,015
6,293 First Foundation, Inc. 39,268
671 First Hawaiian, Inc. 15,534
29,204 First Horizon Corporation 453,538
1,264 First Internet Bancorp 43,305
2,659 First Interstate BancSystem, Inc. 81,578
1,211 First Merchants Corporation 45,049
2,319 First Mid-Illinois Bancshares, Inc. 90,232
3,544 First of Long Island Corporation 45,611
4,938 Fiserv, Inc.
j
887,112
3,208 Flushing Financial Corporation 46,773
8,804 Fulton Financial Corporation 159,617
8,897 Glacier Bancorp, Inc. 406,593
1,371 Global Payments, Inc. 140,418
2,670 Great Southern Bancorp, Inc. 153,018
1,395 Green Dot Corporation
j
16,335
4,512 Hamilton Lane, Inc. 759,776
2,580 Hancock Whitney Corporation 132,019
11,117 Hanmi Financial Corporation 206,776
654 Hanover Insurance Group, Inc. 96,864
2,795 Hartford Financial Services Group,
Inc. 328,720
1,417 Heartland Financial USA, Inc. 80,344
1,355 Heritage Commerce Corporation 13,387
5,434 Heritage Financial Corporation 118,298
1,933 Home BancShares, Inc. 52,365
4,032 Hometrust Bancshares, Inc. 137,411
8,374 Hope Bancorp, Inc. 105,177
284 Horace Mann Educators
Corporation 9,926
4,642 Horizon Bancorp, Inc. 72,183
8,284 Houlihan Lokey, Inc. 1,309,038
3,029 Huntington Bancshares, Inc./OH 44,526
1,478 Independent Bank Corporation/MA 87,394
2,864 Independent Bank Corporation/MI 95,514
26,088 Intercontinental Exchange, Inc. 4,190,776
69 International Bancshares
Corporation 4,126
12,513 Invesco, Ltd. 219,728
331 Investar Holding Corporation 6,421
25,486 J.P. Morgan Chase & Company 5,373,978
5,146 Jack Henry & Associates, Inc. 908,475
10,662 Janus Henderson Group plc 405,902
925 Jefferies Financial Group, Inc. 56,934
8,145 Kearny Financial Corporation/MD 55,956
78,030 KeyCorp 1,307,002
3,590 Kinsale Capital Group, Inc. 1,671,396
958 LendingTree, Inc.
j
55,593
408 M&T Bank Corporation 72,673
705 MarketAxess Holdings, Inc. 180,621
11,655 Marsh & McLennan Companies,
Inc. 2,600,114
4,492 Mastercard, Inc. 2,218,150
2,026 Mercantile Bank Corporation 88,577
7,213 MetLife, Inc. 594,928
1,053 Metropolitan Bank Holding
Corporation
j
55,367
8,762 MFA Financial, Inc. 111,453
36,492 MGIC Investment Corporation 934,195
673 Mid Penn Bancorp, Inc. 20,076
3,552 Midland States Bancorp, Inc. 79,494
7,335 MidWestOne Financial Group, Inc. 209,268
1,539 Moody's Corporation 730,394
322 Morningstar, Inc. 102,757
4,120 Mr. Cooper Group, Inc.
j
379,782

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Financials  2.1% - continued
1,999 MSCI, Inc. $ 1,165,277
195 MVB Financial Corporation 3,775
50,595 Nasdaq, Inc. 3,693,941
47 Nelnet, Inc. 5,324
2,025 New York Community Bancorp,
Inc. 22,741
14,606 NMI Holdings, Inc.
j
601,621
10,793 Northern Trust Corporation 971,694
3,655 Northfield Bancorp, Inc. 42,398
2,616 Northwest Bancshares, Inc. 35,002
15,769 OceanFirst Financial Corporation 293,146
5,633 OFG Bancorp 253,034
3,937 Old National Bancorp 73,464
2,631 Old Republic International
Corporation 93,190
4,172 Old Second Bancorp, Inc. 65,041
4,884 OneMain Holdings, Inc. 229,890
402 Orrstown Financial Services, Inc. 14,456
174 Pacific Premier Bancorp, Inc. 4,378
573 Palomar Holdings, Inc.
j
54,246
25 Park National Corporation 4,199
33,446 PayPal Holdings, Inc.
j
2,609,791
785 PCB Bancorp 14,750
628 PennyMac Financial Services, Inc. 71,573
2,755 Peoples Bancorp, Inc./OH 82,898
1,007 Pinnacle Financial Partners, Inc. 98,656
20 Piper Sandler Companies 5,676
501 PNC Financial Services Group,
Inc. 92,610
4,173 Popular, Inc. 418,427
722 Principal Financial Group, Inc. 62,020
8,486 Progressive Corporation 2,153,407
2,217 Prosperity Bancshares, Inc. 159,779
1,230 Prudential Financial, Inc. 148,953
8,620 Radian Group, Inc. 299,028
1,881 Regions Financial Corporation 43,884
310 Reinsurance Group of America,
Inc. 67,540
5,747 Rithm Capital Corporation 65,228
3,365 RLI Corporation 521,508
2,340 S&P Global, Inc. 1,208,891
10,214 SEI Investments Company 706,707
404 ServisFirst Bancshares, Inc. 32,502
3,384 Shore Bancshares, Inc. 47,342
204 Simmons First National
Corporation 4,394
883 Skyward Specialty Insurance
Group, Inc.
j
35,965
77 Southern First Bancshares, Inc.
j
2,624
507 Southern Missouri Bancorp, Inc. 28,640
1,749 Southside Bancshares, Inc. 58,469
980 SouthState Corporation 95,236
566 Stellar Bancorp, Inc. 14,654
3,672 StepStone Group, Inc. 208,680
435 Stifel Financial Corporation 40,847
1,873 Synovus Financial Corporation 83,292
239 Texas Capital Bancshares, Inc.
j
17,079
137 Towne Bank/Portsmouth, VA 4,529
19,764 TPG, Inc. 1,137,616
12,525 Tradeweb Markets, Inc. 1,548,967
7,299 Triumph Financial, Inc.
j
580,562
923 Truist Financial Corporation 39,477
1,735 TrustCo Bank Corporation NY 57,376
1,556 U.S. Bancorp 71,156
436 UMB Financial Corporation 45,828
1,348 United Bankshares, Inc. 50,011
Shares Common Stock  16.1% Value
Financials  2.1% - continued
882 United Community Banks, Inc. $ 25,649
2,221 Univest Financial Corporation 62,499
3,508 Unum Group 208,516
10,887 Valley National Bancorp 98,636
8,723 Virtu Financial, Inc. 265,703
19,697 Visa, Inc. 5,415,690
299 WaFd, Inc. 10,420
480 Walker & Dunlop, Inc. 54,523
9,978 Webster Financial Corporation 465,075
40,171 Wells Fargo & Company 2,269,260
2,016 Westamerica Bancorporation 99,631
9,201 Western Alliance Bancorp 795,794
14,764 Western Union Company 176,135
715 Willis Towers Watson plc 210,589
831 Wintrust Financial Corporation 90,188
375 WSFS Financial Corporation 19,121
11,756 Zions Bancorp NA 555,118
Total 87,666,875
Health Care  2.0%
18,314 Abbott Laboratories 2,087,979
7,759 AbbVie, Inc. 1,532,247
1,745 ACELYRIN, Inc.
j
8,603
529 ADMA Biologics, Inc.
j
10,575
20,872 Agilent Technologies, Inc. 3,099,075
1,146 Agios Pharmaceuticals, Inc.
j
50,917
3,258 Align Technology, Inc.
j
828,575
7,105 Amgen, Inc. 2,289,302
1,355 AMN Healthcare Services, Inc.
j
57,438
1,070 Anika Therapeutics, Inc.
j
26,429
2,852 Arcellx, Inc.
j
238,171
1,507 Argenx SE ADR
j
816,915
283 Arvinas, Inc.
j
6,970
3,171 Ascendis Pharma AS ADR
j
473,462
670 Astria Therapeutics, Inc.
j
7,377
42,403 Avantor, Inc.
j
1,096,966
1,484 Biogen, Inc.
j
287,659
3,903 Bio-Techne Corporation 311,967
9,248 Boston Scientific Corporation
j
774,982
2,996 Bruker Corporation 206,904
3,788 CareDx, Inc.
j
118,280
5,001 Caribou Biosciences, Inc.
j
9,802
1,089 Castle Biosciences, Inc.
j
31,058
4,041 Cencora, Inc. 909,548
2,386 Centene Corporation
j
179,618
1,738 Charles River Laboratories
International, Inc.
j
342,334
2,301 Chemed Corporation 1,382,832
1,632 Cigna Group 565,390
2,484 Cooper Companies, Inc.
j
274,085
559 CRISPR Therapeutics AG
f,j
26,262
13,240 Danaher Corporation 3,680,985
2,447 Definitive Healthcare Corporation
j
10,938
6,549 Denali Therapeutics, Inc.
j
190,772
12,772 Dentsply Sirona, Inc. 345,610
14,114 Dexcom, Inc.
j
946,203
117 Doximity, Inc.
j
5,098
4,010 Editas Medicine, Inc.
j
13,674
6,241 Edwards Lifesciences Corporation
j
411,844
26,497 Elanco Animal Health, Inc.
j
389,241
1,866 Elevance Health, Inc. 970,320
9,260 Eli Lilly & Company 8,203,804
387 Enanta Pharmaceuticals, Inc.
j
4,009
4,318 Encompass Health Corporation 417,292
4,756 Erasca, Inc.
j
12,984

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Health Care  2.0% - continued
381 Exelixis, Inc.
j
$ 9,887
5,851 Fate Therapeutics, Inc.
j
20,478
27,417 Gilead Sciences, Inc. 2,298,641
7,916 Globus Medical, Inc.
j
566,311
5,844 GoodRx Holdings, Inc.
f,j
40,557
5,430 Haemonetics Corporation
j
436,463
3,997 Halozyme Therapeutics, Inc.
j
228,788
5,262 HealthEquity, Inc.
j
430,695
4,513 Humana, Inc. 1,429,448
3,041 ICON plc
j
873,710
6,662 IDEXX Laboratories, Inc.
j
3,365,776
791 Illumina, Inc.
j
103,154
1,725 Inspire Medical Systems, Inc.
j
364,061
232 Integra LifeSciences Holdings
Corporation
j
4,215
1,418 Intellia Therapeutics, Inc.
j
29,140
6,934 Intuitive Surgical, Inc.
j
3,406,466
842 IQVIA Holding, Inc.
j
199,529
387 iTeos Therapeutics, Inc.
j
3,951
10,423 Johnson & Johnson 1,689,151
487 Kymera Therapeutics, Inc.
j
23,050
9,477 Labcorp Holdings, Inc. 2,117,920
7,169 Legend Biotech Corporation ADR
j
349,345
54 Ligand Pharmaceuticals, Inc.
j
5,405
25 Medpace Holdings, Inc.
j
8,345
32,161 Medtronic plc 2,895,455
26,143 Merck & Company, Inc. 2,968,799
1,272 Mettler-Toledo International, Inc.
j
1,907,618
4,559 Molina Healthcare, Inc.
j
1,570,849
1,765 Myriad Genetics, Inc.
j
48,343
3,303 Natera, Inc.
j
419,316
198 Neurocrine Biosciences, Inc.
j
22,814
1,706 Novocure, Ltd.
j
26,665
20,659 Option Care Health, Inc.
j
646,627
13,628 Paragon 28, Inc.
j
91,035
2,310 Penumbra, Inc.
j
448,856
15,214 Pfizer, Inc. 440,293
356 Phibro Animal Health Corporation 8,017
825 Prestige Consumer Healthcare,
Inc.
j
59,482
2,212 Prothena Corporation plc
j
37,007
1,830 PTC Therapeutics, Inc.
j
67,893
633 QIAGEN NV 28,846
532 Quest Diagnostics, Inc. 82,593
7,488 Relay Therapeutics, Inc.
j
53,015
9,209 Repligen Corporation
j
1,370,483
3,500 Rocket Pharmaceuticals, Inc.
j
64,645
17,807 Royalty Pharma plc 503,760
4,727 RxSight, Inc.
j
233,656
1,671 Sage Therapeutics, Inc.
j
12,065
8,049 Sanofi SA ADR 463,864
4,789 Sarepta Therapeutics, Inc.
j
598,098
21,622 scPharmaceuticals, Inc.
j
98,596
17,326 Stevanato Group SPA 346,520
4,315 Stryker Corporation 1,558,837
947 Teleflex, Inc. 234,212
470 Tenet Healthcare Corporation
j
78,114
3,650 Thermo Fisher Scientific, Inc. 2,257,780
6,976 Twist Bioscience Corporation
j
315,176
296 United Therapeutics Corporation
j
106,072
1,784 UnitedHealth Group, Inc. 1,043,069
5,195 Veeva Systems, Inc.
j
1,090,275
7,713 Vericel Corporation
j
325,874
4,623 Vertex Pharmaceuticals, Inc.
j
2,150,065
4,963 Viatris, Inc. 57,620
Shares Common Stock  16.1% Value
Health Care  2.0% - continued
4,627 Viemed Healthcare, Inc.
j
$ 33,916
890 West Pharmaceutical Services,
Inc. 267,142
3,167 Xencor, Inc.
j
63,688
2,015 Xenon Pharmaceuticals, Inc.
j
79,331
1,286 Zentalis Pharmaceuticals, Inc.
j
4,732
5,628 Zimmer Biomet Holdings, Inc. 607,543
16,403 Zoetis, Inc. 3,204,818
Total 80,652,456
Industrials  1.9%
3,833 A.O. Smith Corporation 344,318
2,966 AAR Corporation
j
193,858
565 ABM Industries, Inc. 29,809
257 Acuity Brands, Inc. 70,775
8,209 Advanced Drainage Systems, Inc. 1,290,126
14,504 AECOM 1,497,828
2,595 Air Lease Corporation 117,528
1,614 Allison Transmission Holdings, Inc. 155,057
3,476 Amentum Holdings, Inc.
j
112,101
10,707 AMETEK, Inc. 1,838,499
1,137 Applied Industrial Technologies,
Inc. 253,699
1,592 Arcosa, Inc. 150,858
5,426 Armstrong World Industries, Inc. 713,139
7,950 Atmus Filtration Technologies, Inc. 298,364
7,485 Automatic Data Processing, Inc. 2,071,324
264 Axon Enterprise, Inc.
j
105,494
14,045 AZEK Company, Inc.
j
657,306
15,964 Badger Infrastructure Solutions,
Ltd. 434,024
590 Barrett Business Services, Inc. 22,131
3,348 Beacon Roofing Supply, Inc.
j
289,368
7,716 Brady Corporation 591,277
12,620 BWX Technologies, Inc. 1,371,794
246 Carlisle Companies, Inc. 110,639
3,858 Casella Waste Systems, Inc.
j
383,832
6,615 Caterpillar, Inc. 2,587,259
5,541 CECO Environmental Corporation
j
156,256
3,775 Clean Harbors, Inc.
j
912,455
49,925 CNH Industrial NV 554,168
717 CSW Industrials, Inc. 262,702
92,049 CSX Corporation 3,178,452
1,144 Cummins, Inc. 370,416
317 Curtiss-Wright Corporation 104,195
1,472 Dayforce, Inc.
j
90,160
11,442 Delta Air Lines, Inc. 581,139
2,033 DNOW, Inc.
j
26,287
4,054 Donaldson Company, Inc. 298,780
17 Dover Corporation 3,260
2,611 EMCOR Group, Inc. 1,124,114
85 ESCO Technologies, Inc. 10,963
46,940 ExlService Holdings, Inc.
j
1,790,761
753 Expeditors International of
Washington, Inc. 98,944
79,521 Fastenal Company 5,679,390
11,597 Ferguson Enterprises, Inc. 2,302,816
28,296 Flowserve Corporation 1,462,620
8,076 Fluor Corporation
j
385,306
2,157 General Dynamics Corporation 651,845
843 Gibraltar Industries, Inc.
j
58,951
10,430 Graco, Inc. 912,729
589 Griffon Corporation 41,230
9,240 Helios Technologies, Inc. 440,748
380 Herc Holdings, Inc. 60,583

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Industrials  1.9% - continued
3,156 Honeywell International, Inc. $ 652,377
45,542 Howmet Aerospace, Inc. 4,565,586
508 Huntington Ingalls Industries, Inc. 134,305
927 IDEX Corporation 198,842
53 IES Holdings, Inc.
j
10,580
11,451 Ingersoll Rand, Inc. 1,124,030
1,609 Interface, Inc. 30,523
2,746 ITT Corporation 410,554
3,476 Jacobs Solutions, Inc. 455,008
30,364 Janus International Group, Inc.
j
306,980
3,046 JB Hunt Transport Services, Inc. 524,917
2,152 Kirby Corporation
j
263,469
1,725 Knight-Swift Transportation
Holdings, Inc. 93,064
4,577 Korn Ferry 344,373
3,212 Kratos Defense & Security
Solutions, Inc.
j
74,840
2,570 L3Harris Technologies, Inc. 611,326
1,519 Landstar System, Inc. 286,894
5,759 Leidos Holdings, Inc. 938,717
446 Lincoln Electric Holdings, Inc. 85,641
1,901 ManpowerGroup, Inc. 139,762
13,970 Masco Corporation 1,172,642
22,667 Masterbrand, Inc.
j
420,246
689 Miller Industries, Inc. 42,029
419 Moog, Inc. 84,646
18,760 Mueller Water Products, Inc. 407,092
4,163 Northrop Grumman Corporation 2,198,355
19,232 nVent Electric plc 1,351,240
5,413 Old Dominion Freight Line, Inc. 1,075,238
1,066 Otis Worldwide Corporation 110,800
12,740 Owens Corning, Inc. 2,248,865
1,096 PACCAR, Inc. 108,153
2,098 Parker-Hannifin Corporation 1,325,558
12,478 Pentair plc 1,220,224
498 Quanta Services, Inc. 148,479
5,267 Regal Rexnord Corporation 873,690
510 Republic Services, Inc. 102,428
1,352 Robert Half, Inc. 91,138
2,980 Rockwell Automation, Inc. 800,011
1,184 Rush Enterprises, Inc. 62,551
2,235 Saia, Inc.
j
977,276
8,435 Schneider National, Inc. 240,735
2,179 Simpson Manufacturing Company,
Inc. 416,777
3,012 SkyWest, Inc.
j
256,080
3,681 SS&C Technologies Holdings, Inc. 273,167
982 Tennant Company 94,311
6,186 Timken Company 521,418
7,541 Trane Technologies plc 2,931,413
181 TransDigm Group, Inc. 258,311
10,351 TransUnion 1,083,750
49,558 Uber Technologies, Inc.
j
3,724,779
49 UniFirst Corporation/MA 9,734
1,007 Union Pacific Corporation 248,205
18,713 United Parcel Service, Inc. 2,551,330
479 United Rentals, Inc. 387,861
1,701 Verisk Analytics, Inc. 455,800
3,182 Verra Mobility Corporation
j
88,491
26 Viad Corporation
j
932
507 Wabtec Corporation 92,157
5,813 Waste Connections, Inc. 1,039,481
1,741 Waste Management, Inc. 361,432
1,874 Watsco, Inc. 921,783
Shares Common Stock  16.1% Value
Industrials  1.9% - continued
7,174 WNS Holdings, Ltd.
j
$ 378,142
Total 79,658,215
Information Technology  4.7%
2,686 A10 Networks, Inc. 38,786
2,915 ACI Worldwide, Inc.
j
148,373
3,390 Adobe, Inc.
j
1,755,274
28,766 Advanced Micro Devices, Inc.
j
4,719,925
3,522 Agilysys, Inc.
j
383,792
1,458 Ambarella, Inc.
j
82,238
46,913 Amphenol Corporation 3,056,851
139,348 Apple, Inc. 32,468,084
22,823 Applied Materials, Inc. 4,611,387
343 AppLovin Corporation
j
44,779
3,903 Arista Networks, Inc.
j
1,498,049
3,769 ASGN, Inc.
j
351,384
445 Atlassian Corporation
j
70,670
12,660 Autodesk, Inc.
j
3,487,577
33,736 Broadcom, Inc. 5,819,460
12,595 CDW Corporation 2,850,249
2,889 Ciena Corporation
j
177,934
47,143 Cisco Systems, Inc. 2,508,950
3,009 Clearwater Analytics Holdings,
Inc.
j
75,977
1,651 Coherent Corporation
j
146,790
1,930 Cohu, Inc.
j
49,601
1,696 CommScope Holding Company,
Inc.
j
10,363
976 CommVault Systems, Inc.
j
150,158
418 Consensus Cloud Solutions, Inc.
j
9,844
2,022 Credo Technology Group Holding,
Ltd.
j
62,278
3,098 CrowdStrike Holdings, Inc.
j
868,896
3,619 CyberArk Software, Ltd.
j
1,055,337
1,637 Datadog, Inc.
j
188,353
4,836 Descartes Systems Group, Inc.
j
497,915
2,479 DocuSign, Inc.
j
153,921
4,119 Dolby Laboratories, Inc. 315,227
17,892 Dynatrace Holdings, LLC
j
956,685
232 Elastic NV
j
17,808
785 Enphase Energy, Inc.
j
88,721
1,021 F5, Inc.
j
224,824
2,677 Fabrinet
j
632,950
6,681 Flex, Ltd.
j
223,346
27,560 Fortinet, Inc.
j
2,137,278
2,030 Gartner, Inc.
j
1,028,723
21,559 Gitlab, Inc.
j
1,111,151
3,772 Globant SA
j
747,384
10,899 Guidewire Software, Inc.
j
1,993,863
1,400 Hewlett Packard Enterprise
Company 28,644
1,978 HubSpot, Inc.
j
1,051,505
204 Insight Enterprises, Inc.
j
43,940
16,606 International Business Machines
Corporation 3,671,254
650 IPG Photonics Corporation
j
48,308
1,151 Itron, Inc.
j
122,938
37,232 JFrog, Ltd.
j
1,081,217
1,662 Keysight Technologies, Inc.
j
264,142
1,835 KLA Corporation 1,421,042
1,189 Lam Research Corporation 970,319
26,428 Lattice Semiconductor
Corporation
j
1,402,534
1,918 Littelfuse, Inc. 508,750
12,155 Marvell Technology, Inc. 876,619

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Information Technology  4.7% - continued
79,682 Microsoft Corporation $ 34,287,165
1,613 MKS Instruments, Inc. 175,349
3,956 MongoDB, Inc.
j
1,069,505
1,715 Monolithic Power Systems, Inc. 1,585,518
4,475 Motorola Solutions, Inc. 2,012,094
3,051 Napco Security Technologies, Inc. 123,443
1,018 nCino, Inc.
j
32,159
5,146 NetApp, Inc. 635,582
263,755 NVIDIA Corporation 32,030,407
1,042 Okta, Inc.
j
77,462
999 ON Semiconductor Corporation
j
72,537
2,564 Onto Innovation, Inc.
j
532,184
1,307 Palo Alto Networks, Inc.
j
446,733
121 PC Connection, Inc. 9,127
7,034 PDF Solutions, Inc.
j
222,837
506 Plexus Corporation
j
69,175
330 Procore Technologies, Inc.
j
20,368
6,582 PTC, Inc.
j
1,189,104
3,155 Q2 Holdings, Inc.
j
251,674
891 Qorvo, Inc.
j
92,040
30,479 QUALCOMM, Inc. 5,182,954
19,589 Salesforce, Inc. 5,361,705
17,331 Samsung Electronics Company,
Ltd. 810,030
7,886 ServiceNow, Inc.
j
7,053,160
2,553 Silicon Laboratories, Inc.
j
295,050
4,840 SolarWinds Corporation 63,162
1,802 Synopsys, Inc.
j
912,515
3,196 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 555,049
4,045 TD SYNNEX Corporation 485,724
1,500 TE Connectivity plc 226,485
212 Teledyne Technologies, Inc.
j
92,784
1,664 Tenable Holdings, Inc.
j
67,425
32,445 Trimble, Inc.
j
2,014,510
18,659 TTM Technologies, Inc.
j
340,527
1,598 Tyler Technologies, Inc.
j
932,785
3,833 Unisys Corporation
j
21,771
173 Universal Display Corporation 36,313
11,907 Varonis Systems, Inc.
j
672,746
4,820 VeriSign, Inc.
j
915,607
763 Viavi Solutions, Inc.
j
6,882
6,848 Vontier Corporation 231,052
4,541 Workiva, Inc.
j
359,284
845 Xerox Holdings Corporation 8,771
Total 189,893,121
Materials  0.4%
627 Albemarle Corporation 59,383
1,408 Alcoa Corporation 54,321
511 AptarGroup, Inc. 81,857
3,314 Avient Corporation 166,761
17,805 Axalta Coating Systems, Ltd.
j
644,363
1,133 Ball Corporation 76,942
549 Berry Plastics Group, Inc. 37,321
633 Celanese Corporation 86,063
7,549 CF Industries Holdings, Inc. 647,704
10,275 Chemours Company 208,788
6,346 Corteva, Inc. 373,081
1,867 DuPont de Nemours, Inc. 166,368
1,152 Eagle Materials, Inc. 331,373
11,091 Eastman Chemical Company 1,241,637
12,888 Ecolab, Inc. 3,290,693
9,321 Element Solutions, Inc. 253,158
Shares Common Stock  16.1% Value
Materials  0.4% - continued
1,466 Greif, Inc. $ 91,860
16,609 Hecla Mining Company 110,782
1,221 Huntsman Corporation 29,548
4,174 Ingevity Corporation
j
162,786
1,950 Innospec, Inc. 220,526
153 International Flavors & Fragrances,
Inc. 16,054
5,076 Ivanhoe Mines, Ltd.
j
75,514
1,742 Kaiser Aluminum Corporation 126,330
3,166 Knife River Corporation
j
283,009
1,322 Koppers Holdings, Inc. 48,293
1,088 Linde plc 518,824
213 LyondellBasell Industries NV 20,427
1,661 Martin Marietta Materials, Inc. 894,033
1,812 Minerals Technologies, Inc. 139,941
8,779 Mosaic Company 235,102
17,082 Nucor Corporation 2,568,108
2,861 O-I Glass, Inc.
j
37,536
3,551 Orion SA 63,243
31 Packaging Corporation of America 6,677
709 PPG Industries, Inc. 93,914
1,626 Radius Recycling, Inc. 30,146
725 Ranpak Holdings Corporation
j
4,734
118 Royal Gold, Inc. 16,555
5,500 RPM International, Inc. 665,500
1,187 Sensient Technologies Corporation 95,221
3,453 Sonoco Products Company 188,637
2,028 Steel Dynamics, Inc. 255,690
739 Stepan Company 57,088
7,133 Summit Materials, Inc.
j
278,401
7,627 Trinseo plc 38,974
14,274 Tronox Holdings plc 208,829
662 United States Lime & Minerals, Inc. 64,651
4,293 United States Steel Corporation 151,672
1,152 Vulcan Materials Company 288,495
1,121 West Fraser Timber Company, Ltd. 109,141
Total 15,916,054
Real Estate  0.6%
12,326 Agree Realty Corporation 928,518
586 Alexandria Real Estate Equities,
Inc. 69,588
7,401 AvalonBay Communities, Inc. 1,667,075
1,941 Brixmor Property Group, Inc. 54,076
11,470 CBRE Group, Inc.
j
1,427,786
21,580 Compass, Inc.
j
131,854
11,420 CoStar Group, Inc.
j
861,525
5,646 Crown Castle, Inc. 669,785
721 CTO Realty Growth, Inc. 13,713
12,202 Cushman and Wakefield plc
j
166,313
680 DiamondRock Hospitality
Company 5,936
12,017 Douglas Elliman, Inc.
j
21,991
7,608 EastGroup Properties, Inc. 1,421,327
9,005 EPR Properties 441,605
2,637 Equinix, Inc. 2,340,680
29,160 Equity Commonwealth
j
580,284
95,166 Essential Properties Realty Trust,
Inc. 3,249,919
512 Essex Property Trust, Inc. 151,255
440 Extra Space Storage, Inc. 79,284
3,059 First Industrial Realty Trust, Inc. 171,243
7,927 Four Corners Property Trust, Inc. 232,340
5,631 Getty Realty Corporation 179,122
25,442 Healthcare Realty Trust, Inc. 461,772

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.1% Value
Real Estate  0.6% - continued
1,587 Howard Hughes Holdings, Inc.
j
$ 122,881
10,528 Independence Realty Trust, Inc. 215,824
5,373 Industrial Logistics Properties Trust 25,576
9,024 Invitation Homes, Inc. 318,186
9,725 National Storage Affiliates Trust 468,745
13,760 NetSTREIT Corporation 227,453
7,448 Pebblebrook Hotel Trust 98,537
4,771 Phillips Edison and Company, Inc. 179,914
2,558 Plymouth Industrial REIT, Inc. 57,811
957 RE/MAX Holdings, Inc.
j
11,915
6,389 Rexford Industrial Realty, Inc. 321,431
1,171 RMR Group, Inc. 29,720
33,704 Sabra Health Care REIT, Inc. 627,231
3,541 SBA Communications Corporation 852,319
26,082 STAG Industrial, Inc. 1,019,545
2,161 Sun Communities, Inc. 292,059
10,494 Tanger, Inc. 348,191
15,843 Terreno Realty Corporation 1,058,788
11,138 UDR, Inc. 504,997
3,938 Uniti Group, Inc. 22,210
7,074 Zillow Group, Inc., Class A
j
438,093
4,862 Zillow Group, Inc., Class C
j
310,439
Total 22,878,856
Utilities  0.3%
10,774 AES Corporation 216,126
2,260 Alliant Energy Corporation 137,159
7,076 American Water Works Company,
Inc. 1,034,794
1,361 Black Hills Corporation 83,184
3,044 California Water Service Group 165,046
3,911 CenterPoint Energy, Inc. 115,062
13,490 Clearway Energy, Inc., Class A 384,060
15,870 Clearway Energy, Inc., Class C 486,892
2,530 Constellation Energy Corporation 657,851
6,744 Duke Energy Corporation 777,583
6,371 Entergy Corporation 838,487
1,209 Evergy, Inc. 74,970
2,691 Eversource Energy 183,123
10,825 Hawaiian Electric Industries, Inc.
j
104,786
32,431 NextEra Energy Partners, LP
f
895,744
4,303 NiSource, Inc. 149,099
476 Northwestern Energy Group, Inc. 27,237
985 Portland General Electric
Company 47,181
7,569 Public Service Enterprise Group,
Inc. 675,230
654 Spire, Inc. 44,008
6,414 TXNM Energy, Inc. 280,741
91,074 UGI Corporation 2,278,671
11,625 Vistra Energy Corporation 1,378,028
43,619 Xcel Energy, Inc. 2,848,321
Total 13,883,383
Total Common Stock
(cost $423,918,842) 656,378,126
Shares Private Equity Funds 0.5% Value
Secondary  0.5%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,j,k
408,151
1 ASF IX, LP
*,j,k
2,611,960
1 ASF VIII Sidecar (Cayman), LP
*,j,k
272,757
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,j,k
2,379,190
Shares Private Equity Funds 0.5% Value
Secondary  0.5% - continued
1 LCP X (Offshore), LP
*,j,k
$ 11,929,199
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,j,k
1,682,636
Total 19,283,893
Total Private Equity Funds
(cost $14,566,374) 19,283,893
Shares
Collateral Held for Securities
Loaned 0.3% Value
11,626,735 Thrivent Cash Management Trust 11,626,735
Total Collateral Held for
Securities Loaned
(cost $11,626,735) 11,626,735
Shares or
Principal
Amount Short-Term Investments 10.6% Value
Federal Home Loan Bank Discount
Notes
300,000 5.180%, 10/4/2024
l,m
299,845
5,400,000 5.170%, 10/9/2024
l,m
5,393,723
1,300,000 5.094%, 10/16/2024
l,m
1,297,313
1,200,000 5.195%, 10/18/2024
l,m
1,197,210
400,000 5.215%, 10/30/2024
l,m
398,450
1,100,000 5.050%, 11/1/2024
l,m
1,095,580
8,500,000 4.838%, 11/13/2024
l,m
8,453,042
1,600,000 4.930%, 11/15/2024
l,m
1,590,759
1,200,000 4.989%, 11/22/2024
l,m
1,192,015
5,800,000 4.810%, 11/29/2024
l,m
5,756,307
Thrivent Core Short-Term Reserve
Fund
40,423,406 5.250% 404,234,065
U.S. Treasury Bills
280,000 5.110%, 10/24/2024
l,n
279,155
400,000 4.837%, 11/12/2024
l
397,826
Total Short-Term Investments
(cost $431,399,738) 431,585,290
Total Investments (cost
$3,707,372,148) 101.2% $4,116,982,315
Other Assets and Liabilities, Net
(1.2%) (47,059,790)
Total Net Assets 100.0% $4,069,922,525
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $228,155,178 or
5.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
September 30, 2024 was $19,361,393 or 0.48% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
September 30, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 1,820,644
ASF VIII Sidecar (Cayman), LP  6/28/2024 239,809
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,872,000
LCP X (Offshore), LP  10/25/2023 9,193,921
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 1,440,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 10,510,993
Common Stock 666,958
Total lending $11,177,951
Gross amount payable upon return of
collateral for securities loaned $11,626,735
Net amounts due to counterparty $448,784
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 35,930,131 – 35,930,131 –
Basic Materials 12,062,351 – 12,062,351 –
Capital Goods 27,273,862 – 27,273,862 –
Collateralized Mortgage Obligations 56,732,445 – 56,732,445 –
Commercial Mortgage-Backed Securities 31,229,325 – 31,229,325 –
Communications Services 41,023,277 – 41,023,277 –
Consumer Cyclical 47,160,055 – 47,160,055 –
Consumer Non-Cyclical 48,567,190 – 48,567,190 –
Energy 37,978,901 – 37,978,901 –
Financials 129,521,603 – 129,521,603 –
Foreign Government 1,376,121 – 1,376,121 –
Mortgage-Backed Securities 476,058,531 – 476,058,531 –
Technology 31,932,043 – 31,932,043 –
Transportation 9,370,474 – 9,370,474 –
U.S. Government & Agencies 485,828,417 – 485,828,417 –
Utilities 30,179,710 – 30,179,710 –
Registered Investment Companies
U.S. Affiliated 1,197,206,929 1,197,206,929 – –
U.S. Unaffiliated 15,886,601 15,886,601 – –
Common Stock
Communications Services 51,997,332 51,997,332 – –
Consumer Discretionary 76,843,427 76,843,427 – –
Consumer Staples 20,083,697 20,083,697 – –
Energy 16,904,710 16,904,710 – –
Financials 87,666,875 87,666,875 – –
Health Care 80,652,456 80,652,456 – –
Industrials 79,658,215 79,224,191 434,024 –
Information Technology 189,893,121 189,083,091 810,030 –
Materials 15,916,054 15,840,540 75,514 –
Real Estate 22,878,856 22,878,856 – –
Utilities 13,883,383 13,883,383 – –
Private Equity Funds
Secondary 19,283,893 – – 19,283,893
Short-Term Investments 27,351,225 – 27,351,225 –
Subtotal Investments in Securities $3,418,331,210 $1,868,152,088 $1,530,895,229 $19,283,893
Other Investments  * Total
Affiliated Short-Term Investments 404,234,065
U.S. Affiliated Registered Investment Cos. 282,790,305
Collateral Held for Securities Loaned 11,626,735
Subtotal Other Investments $698,651,105
Total Investments at Value $4,116,982,315
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,199,938 13,199,938 – –
Total Asset Derivatives $13,199,938 $13,199,938 $– $–
Liability Derivatives
Futures Contracts 12,675,338 10,855,449 1,819,889 –
Total Rate of Return Swaps 522,502 – 522,502 –
Total Liability Derivatives $13,197,840 $10,855,449 $2,342,391 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling $26,719,544 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 30 December 2024 $ 3,428,989 ( $ 552)
CBOT 2-Yr. U.S. Treasury Note 930 December 2024 193,260,789 404,448
CBOT 5-Yr. U.S. Treasury Note 85 December 2024 9,333,899 6,140
CBOT U.S. Long Bond 257 December 2024 32,069,509 (153,321)
CME E-mini Russell 2000 Index 6 December 2024 661,967 12,793
CME E-mini S&P 500 Index 1,370 December 2024 387,935,854 10,340,271
CME E-mini S&P Mid-Cap 400 Index 1 December 2024 306,642 8,218
CME Ultra Long Term U.S. Treasury Bond 24 December 2024 3,218,508 (24,258)
ICE mini MSCI EAFE Index 826 December 2024 100,318,163 2,427,977
Ultra 10-Yr. U.S. Treasury Note 15 December 2024 1,776,720 (2,267)
Total Futures Long Contracts $ 732,311,040 $ 13,019,449
CBOT 10-Yr. U.S. Treasury Note (18) December 2024 ( $ 2,057,153) $ 91
CME E-mini Russell 2000 Index (1,127) December 2024 (121,344,821) (5,397,599)
CME E-mini S&P Mid-Cap 400 Index (421) December 2024 (127,905,573) (4,650,487)
CME Euro Foreign Exchange Currency (367) December 2024 (50,806,786) (419,533)
Eurex Euro STOXX 50 Index (924) December 2024 (50,029,435) (1,819,889)
ICE US mini MSCI Emerging Markets Index (55) December 2024 (3,017,493) (207,432)
Total Futures Short Contracts ( $ 355,161,261) ($12,494,849)
Total Futures Contracts $ 377,149,779 $524,600
The following table presents Moderately Conservative Allocation Portfolio's total rate of return swap contracts held as of September 30, 2024.
Investments totaling $279,155 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 5,700,927 ( $ 522,502) $ – ( $ 522,502)
Total Rate of Return Swaps ( $ 522,502) $ – ($522,502)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $140,309 $5,807 $27,246 $124,882 14,902 3.1%
Core Emerging Markets Equity 36,993 – – 43,272 4,242 1.1
Core International Equity 33,935 – – 38,160 3,353 0.9
Core Low Volatility Equity 23,442 – 21,600 2,241 183 0.1
Core Mid Cap Value 42,522 – 6,001 40,453 3,452 1.0
Core Small Cap Value 35,934 – 7,000 33,781 2,930 0.8
Global Stock 58,754 2,116 21,000 45,254 2,970 1.1
High Yield 97,012 4,467 12,567 90,715 21,332 2.2
Income 291,884 9,113 40,011 267,198 29,425 6.6
International Allocation 81,309 2,630 – 91,359 8,845 2.2
International Index 22,311 619 – 25,179 1,723 0.6
Large Cap Value 294,402 13,687 – 337,050 14,006 8.3
Limited Maturity Bond 164,920 4,526 23,472 149,641 15,198 3.7
Mid Cap Stock 101,811 1,730 12,000 101,573 4,698 2.5
Small Cap Stock 79,077 534 – 89,237 4,479 2.2
Total U.S. Affiliated Registered Investment
Companies 1,504,615 1,479,995 36.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 469,090 918,773 983,629 404,234 40,423 9.9
Total Affiliated Short-Term Investments 469,090 404,234 9.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,564 110,056 112,993 11,627 11,627 0.3
Total Collateral Held for Securities Loaned 14,564 11,627 0.3
Total Value $1,988,269 $1,895,856
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($6,558) $12,570 $ – $5,806
Core Emerging Markets Equity – 6,279 – –
Core International Equity – 4,225 – –
Core Low Volatility Equity 644 (245) – –
Core Mid Cap Value Fund 586 3,346 – –
Core Small Cap Value Fund 320 4,527 – –
Global Stock 2,665 2,719 1,256 860
High Yield (1,856) 3,659 – 4,470
Income (5,635) 11,847 – 9,119
International Allocation – 7,420 – 2,631
International Index – 2,249 – 619
Large Cap Value – 28,961 8,629 5,060
Limited Maturity Bond (333) 4,000 – 4,515
Mid Cap Stock 1,640 8,392 1,152 578
Small Cap Stock – 9,626 – 534
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% – – – 17,826
Total Income/Non Cash Income from Affiliated
Investments $52,018
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 55
Total Affiliated Income from Securities Loaned, Net $55
Total Value ($8,527) $109,575 $ 11,037

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 83.5% Value
Asset-Backed Securities  11.3%
720 East CLO, Ltd.
$ 300,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
$ 301,450
Affirm Asset Securitization Trust
200,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
202,610
Anchorage Capital CLO 16, Ltd.
700,000
7.941%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
701,313
Anchorage Capital CLO 21, Ltd.
400,000
7.944%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
400,771
Avis Budget Rental Car Funding
AESOP, LLC
450,000
5.570%,  10/20/2028, Ser.
2024-2A, Class B
a
459,816
Barings CLO, Ltd.
350,000
8.694%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,b
351,077
Business Jet Securities, LLC
278,588
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
274,539
325,076
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
335,069
250,000
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
250,318
Capital Automotive REIT
400,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a,c,d
392,500
CarVal CLO I, Ltd.
225,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
225,674
CarVal CLO, Ltd.
300,000
8.982%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
301,187
College Avenue Student Loans,
LLC
57,196
6.619%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
57,203
Dryden 36 Senior Loan Fund
275,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
275,245
Education Funding Trust
189,742
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
177,008
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
674,885
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
187,784
GMAC Mortgage Corporation
Loan Trust
19,487
5.469%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
10,307
Principal
Amount Long-Term Fixed Income  83.5% Value
Asset-Backed Securities  11.3% - continued
GSAA Home Equity Trust
$ 76,740
4.325%,  8/25/2034, Ser.
2004-10, Class M2
b
$ 71,653
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
662,035
Home Equity Asset Trust
332,557
6.289%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
319,572
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
307,778
HTAP
194,646
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
194,663
HTAP Issuer Trust
450,000
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
445,394
Long Beach Mortgage Loan Trust
303,964
6.469%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
318,645
Madison Park Funding XVIII, Ltd.
550,000
7.444%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
550,547
MetroNet Infrastructure Issuer, LLC
200,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
206,168
Neuberger Berman CLO, Ltd.
425,000
8.563%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
425,422
OZLM XVII, Ltd.
400,000
7.282%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
400,750
Pagaya AI Debt Grantor Trust
375,000
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
375,940
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
274,599
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
277,180
Pagaya AI Debt Trust
61,527
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
61,745
Pagaya AI Technology in Housing
Trust
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
295,015
12,839
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
12,691
Palmer Square Loan Funding, Ltd.
500,000
7.499%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
500,365
PPM CLO 3, Ltd.
400,000
7.097%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
399,484

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Asset-Backed Securities  11.3% - continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 354,811
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,f
$ 350,130
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,f
215,056
173,337
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,f
174,704
261,091
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,f
264,719
289,940
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,f
294,238
226,920
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,f
219,962
252,333
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,f
246,367
247,819
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,f
250,759
257,281
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,f
256,245
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
339,399
RCKT Mortgage Trust
289,379
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,f
294,013
RCO VII Mortgage, LLC
150,623
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,f
151,701
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
f
82,250
Saxon Asset Securities Trust
120,405
3.009%,  8/25/2035, Ser.
2004-2, Class MF2
b
106,044
Sculptor CLO, Ltd.
425,000
7.944%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
425,571
Shackleton CLO, Ltd.
250,000
7.744%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,b
250,184
Silver Point CLO 2, Ltd.
200,000
7.982%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
201,058
Sound Point CLO, Ltd.
450,000
7.794%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
450,109
Stanwich Mortgage Loan
Company, LLC
50,277
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,f
50,471
Symphony CLO XX, Ltd.
250,000
8.332%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
250,507
Principal
Amount Long-Term Fixed Income  83.5% Value
Asset-Backed Securities  11.3% - continued
TCW CLO, Ltd.
$ 700,000
6.390%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b,c
$ 700,121
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
254,385
Unlock HEA Trust
274,081
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
273,714
336,032
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
337,484
500,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
498,220
VCAT Asset Securitization, LLC
72,029
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,f
71,907
VERDE CLO, Ltd.
400,000
8.963%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
401,386
Vericrest Opportunity Loan
Transferee
362,875
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,f
353,390
415,093
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,f
406,143
462,823
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,f
439,110
205,845
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,f
198,848
332,922
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,f
312,415
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,f
231,721
Voya CLO, Ltd.
350,000
7.248%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
350,461
Whitebox CLO I, Ltd.
200,000
6.659%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
200,285
Whitebox CLO III, Ltd.
450,000
7.763%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,b
450,281
Whitebox CLO IV, Ltd.
450,000
7.882%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
453,908
Wind River CLO, Ltd.
200,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
200,141
Total 22,411,210
Basic Materials  1.6%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
40,000 8.625%,  6/15/2029
a
42,506
ATI, Inc.
119,000 7.250%,  8/15/2030 126,716

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Basic Materials  1.6% - continued
Cascades, Inc./Cascades USA,
Inc.
$ 121,000 5.125%,  1/15/2026
a
$ 119,833
Chemours Company
185,000 5.750%,  11/15/2028
a
175,734
Cleveland-Cliffs, Inc.
55,000 5.875%,  6/1/2027 55,122
150,000 4.625%,  3/1/2029
a,g
141,606
49,000 4.875%,  3/1/2031
a
45,537
49,000 6.250%,  10/1/2040
g
43,807
Consolidated Energy Finance SA
146,000 5.625%,  10/15/2028
a
123,412
Ecolab, Inc.
58,000 2.125%,  2/1/2032 50,399
First Quantum Minerals, Ltd.
64,000 6.875%,  10/15/2027
a
63,276
FMC Corporation
44,000 5.150%,  5/18/2026 44,402
FMG Resources August 2006, Pty.
Ltd.
49,000 5.875%,  4/15/2030
a
49,629
Glencore Funding, LLC
36,000 5.893%,  4/4/2054
a
37,864
63,000 4.000%,  3/27/2027
a
62,411
69,000 6.125%,  10/6/2028
a
73,109
Hecla Mining Company
65,000 7.250%,  2/15/2028 66,289
Hudbay Minerals, Inc.
83,000 4.500%,  4/1/2026
a
82,096
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
60,000 9.000%,  7/1/2028
a
60,660
INEOS Finance plc
147,000 7.500%,  4/15/2029
a
153,598
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
a
72,385
Mercer International, Inc.
63,000 5.125%,  2/1/2029 53,750
Methanex Corporation
21,000 4.250%,  12/1/2024 20,924
76,000 5.125%,  10/15/2027 75,203
51,000 5.250%,  12/15/2029
g
50,347
Mineral Resources, Ltd.
83,000 9.250%,  10/1/2028
a
88,377
Mosaic Company
56,000 5.375%,  11/15/2028
g
58,007
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 52,398
Novelis Corporation
21,000 3.250%,  11/15/2026
a
20,264
38,000 4.750%,  1/30/2030
a
36,841
65,000 3.875%,  8/15/2031
a
59,421
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 83,376
Olin Corporation
80,000 5.125%,  9/15/2027 79,540
SCIL IV, LLC/SCIL USA Holdings,
LLC
110,000 5.375%,  11/1/2026
a
108,634
Sherwin-Williams Company
74,000 4.800%,  9/1/2031 75,474
Principal
Amount Long-Term Fixed Income  83.5% Value
Basic Materials  1.6% - continued
Smurfit Kappa Treasury, ULC
$ 56,000 5.777%,  4/3/2054
a
$ 59,950
SNF Group SACA
174,000 3.375%,  3/15/2030
a
156,808
SunCoke Energy, Inc.
201,000 4.875%,  6/30/2029
a
182,246
Taseko Mines, Ltd.
104,000 8.250%,  5/1/2030
a
109,146
Tronox, Inc.
55,000 4.625%,  3/15/2029
a,g
51,377
United States Steel Corporation
65,000 6.875%,  3/1/2029 65,936
Westlake Corporation
42,000 3.600%,  8/15/2026 41,421
Total 3,219,831
Capital Goods  3.3%
Advanced Drainage Systems, Inc.
99,000 6.375%,  6/15/2030
a
101,126
Amcor Finance USA, Inc.
38,000 5.625%,  5/26/2033 40,002
Amsted Industries, Inc.
26,000 5.625%,  7/1/2027
a
25,930
10,000 4.625%,  5/15/2030
a
9,551
Array Technologies, Inc.,
Convertible
17,000 1.000%,  12/1/2028 12,622
Boeing Company
36,000 6.858%,  5/1/2054
a
39,514
104,000 5.930%,  5/1/2060 99,618
163,000 2.196%,  2/4/2026 156,967
63,000 3.250%,  3/1/2028 59,402
76,000 5.150%,  5/1/2030 76,183
17,000 6.528%,  5/1/2034
a
18,246
Bombardier, Inc.
27,000 7.875%,  4/15/2027
a
27,076
112,000 6.000%,  2/15/2028
a,g
112,740
69,000 7.250%,  7/1/2031
a
72,946
139,000 7.000%,  6/1/2032
a,g
145,385
Brand Industrial Services, Inc.
88,000 10.375%,  8/1/2030
a
94,235
Builders FirstSource, Inc.
100,000 5.000%,  3/1/2030
a
98,070
Camelot Return Merger Sub, Inc.
73,000 8.750%,  8/1/2028
a,g
73,870
Canpack SA/Canpack US, LLC
153,000 3.875%,  11/15/2029
a
143,263
Carrier Global Corporation
85,000 2.722%,  2/15/2030 78,584
Chart Industries, Inc.
131,000 7.500%,  1/1/2030
a
138,064
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,610
Clydesdale Acquisition Holdings,
Inc.
29,000 6.625%,  4/15/2029
a
29,275
Crown Cork & Seal Company, Inc.
80,000 7.375%,  12/15/2026 84,302
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
111,358
EquipmentShare.com, Inc.
54,000 8.625%,  5/15/2032
a
56,651

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Capital Goods  3.3% - continued
ESAB Corporation
$ 41,000 6.250%,  4/15/2029
a
$ 42,109
Fluor Corporation, Convertible
80,000 1.125%,  8/15/2029
g
97,680
GFL Environmental, Inc.
101,000 4.000%,  8/1/2028
a
97,000
189,000 3.500%,  9/1/2028
a
179,936
Greenbrier Companies, Inc.,
Convertible
52,000 2.875%,  4/15/2028
g
57,044
H&E Equipment Services, Inc.
161,000 3.875%,  12/15/2028
a
151,154
Herc Holdings, Inc.
80,000 6.625%,  6/15/2029
a
82,862
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 71,965
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 63,040
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 61,952
Ingersoll Rand, Inc.
52,000 5.176%,  6/15/2029 53,792
19,000 5.700%,  8/14/2033 20,357
John Bean Technologies
Corporation, Convertible
54,000 25.000%,  5/15/2026 50,582
John Deere Capital Corporation
37,000 4.700%,  6/10/2030 38,123
111,000 4.400%,  9/8/2031 111,784
42,000 3.900%,  6/7/2032 41,007
16,000 5.150%,  9/8/2033 16,899
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,818
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 43,473
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
31,000 6.750%,  4/1/2032
a
32,135
MIWD Holdco II, LLC
99,000 5.500%,  2/1/2030
a
96,162
Mueller Water Products, Inc.
109,000 4.000%,  6/15/2029
a
103,971
Nesco Holdings II, Inc.
122,000 5.500%,  4/15/2029
a
112,457
New Enterprise Stone and Lime
Company, Inc.
153,000 5.250%,  7/15/2028
a
149,404
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 66,184
21,000 4.700%,  3/15/2033 21,314
OI European Group BV
104,000 4.750%,  2/15/2030
a
98,337
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 70,015
Owens-Brockway Glass Container,
Inc.
98,000 6.625%,  5/13/2027
a
98,461
Pactiv Evergreen Group
48,000 4.375%,  10/15/2028
a
45,976
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 35,113
Patrick Industries, Inc., Convertible
28,000 1.750%,  12/1/2028 42,168
Principal
Amount Long-Term Fixed Income  83.5% Value
Capital Goods  3.3% - continued
Republic Services, Inc.
$ 42,000 3.950%,  5/15/2028 $ 41,774
38,000 5.000%,  12/15/2033 39,167
Resideo Funding, Inc.
103,000 6.500%,  7/15/2032
a
105,731
Reworld Holding Corporation
47,000 4.875%,  12/1/2029
a
44,243
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
a
104,572
RTX Corporation
44,000 5.750%,  1/15/2029 46,602
Sealed Air Corporation/Sealed Air
Corporation (US)
79,000 6.125%,  2/1/2028
a
80,323
Smyrna Ready Mix Concrete, LLC
155,000 8.875%,  11/15/2031
a
167,198
Spirit AeroSystems, Inc.
164,000 9.750%,  11/15/2030
a
182,860
SRM Escrow Issuer, LLC
96,000 6.000%,  11/1/2028
a
96,354
Standard Industries, Inc./NY
49,000 4.750%,  1/15/2028
a
47,995
49,000 3.375%,  1/15/2031
a
43,651
Summit Materials, LLC/Summit
Materials Finance Corporation
45,000 7.250%,  1/15/2031
a
47,668
Textron, Inc.
63,000 3.650%,  3/15/2027 62,018
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 41,685
TransDigm, Inc.
187,000 7.125%,  12/1/2031
a
197,783
146,000 6.625%,  3/1/2032
a
152,036
120,000 6.000%,  1/15/2033
a
121,700
Trivium Packaging Finance
75,000 5.500%,  8/15/2026
a
74,708
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 7,011
219,000 4.875%,  1/15/2028 217,379
120,000 4.000%,  7/15/2030 113,408
Veralto Corporation
35,000 5.350%,  9/18/2028 36,449
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 21,028
WESCO Distribution, Inc.
105,000 7.250%,  6/15/2028
a
107,519
52,000 6.375%,  3/15/2029
a
53,722
36,000 6.625%,  3/15/2032
a
37,498
Total 6,506,946
Collateralized Mortgage Obligations  8.8%
A&D Mortgage Trust
187,714
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,f
190,803
258,107
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,f
261,987
498,252
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
500,603
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,f
467,387

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Collateralized Mortgage Obligations  8.8% -
continued
Banc of America Alternative Loan
Trust
$ 82,573
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 73,815
Banc of America Mortgage
Securities Trust
69,098
6.397%,  9/25/2035, Ser.
2005-H, Class 3A1
b
65,335
Bear Stearns Adjustable Rate
Mortgage Trust
80,240
5.656%,  1/25/2034, Ser.
2003-8, Class 5A
b
69,810
19,639
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
18,644
CAFL Issuer, LLC
180,288
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,f
178,429
ChaseFlex Trust
148,165
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 107,776
CHL Mortgage Pass-Through Trust
22,344
6.402%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
21,577
68,229
6.000%,  4/25/2037, Ser.
2007-3, Class A18 33,417
CHNGE Mortgage Trust
219,062
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
210,401
191,150
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
190,635
204,828
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,f
205,406
459,922
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,f
458,888
267,375
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,f
266,219
Citigroup Mortgage Loan Trust,
Inc.
166,251
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 162,504
264,518
5.206%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
237,371
Countrywide Alternative Loan Trust
70,581
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 58,428
113,127
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 92,075
43,824
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 31,264
27,686
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 22,415
Countrywide Home Loan
Mortgage Pass Through Trust
73,194
4.686%,  11/25/2035, Ser.
2005-22, Class 2A1
b
60,506
Credit Suisse Mortgage Trust
200,058
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
200,465
202,495
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
176,615
Principal
Amount Long-Term Fixed Income  83.5% Value
Collateralized Mortgage Obligations  8.8% -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 95,388
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 87,294
Federal Home Loan Mortgage
Corporation
300,509
3.500%,  8/15/2035, Ser.
345, Class C8
h
29,101
Federal Home Loan Mortgage
Corporation - REMIC
102,840
4.000%,  1/25/2051, Ser.
5249, Class LA 101,181
304,737
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 253,440
3,225,492
1.500%,  12/25/2050, Ser.
5107, Class IO
h
261,356
95,441
3.000%,  5/15/2027, Ser.
4046, Class GI
h
2,068
108,124
3.000%,  7/15/2027, Ser.
4084, Class NI
h
2,909
228,246
3.500%,  10/15/2032, Ser.
4119, Class KI
h
19,173
217,384
3.000%,  4/15/2033, Ser.
4203, Class DI
h
9,486
Federal National Mortgage
Association - REMIC
153,400
4.500%,  6/25/2052, Ser.
2022-43, Class MA 153,736
79,142
3.000%,  7/25/2027, Ser.
2012-73, Class DI
h
1,855
121,229
3.000%,  7/25/2027, Ser.
2012-74, Class AI
h
2,817
132,528
3.000%,  8/25/2027, Ser.
2012-95, Class HI
h
2,028
319,703
3.000%,  11/25/2027, Ser.
2012-121, Class BI
h
8,889
169,852
3.000%,  12/25/2027, Ser.
2012-139, Class DI
h
4,379
76,690
2.500%,  1/25/2028, Ser.
2012-152, Class AI
h
1,944
225,604
3.000%,  1/25/2028, Ser.
2012-147, Class EI
h
5,314
218,624
3.000%,  3/25/2028, Ser.
2013-18, Class IL
h
4,898
167,454
2.500%,  6/25/2028, Ser.
2013-87, Class IW
h
4,943
97,594
3.000%,  11/25/2031, Ser.
2013-69, Class IO
h
1,189
222,400
3.000%,  2/25/2033, Ser.
2013-1, Class YI
h
17,394
First Horizon Alternative Mortgage
Securities Trust
25,320
6.158%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
23,603
Flagstar Mortgage Trust
261,110
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
230,315
510,471
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
430,238
206,568
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
187,009
GCAT Trust
686,758
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
696,729

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Collateralized Mortgage Obligations  8.8% -
continued
$ 185,074
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
$ 178,260
348,315
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,f
346,848
392,768
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
395,898
GMAC Mortgage Corporation
Loan Trust
27,245
3.868%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
23,309
542
4.431%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
498
GMACM Mortgage Loan Trust
14,360
3.656%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
12,762
GS Mortgage-Backed Securities
Trust
224,537
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
223,774
Home RE, Ltd.
350,000
9.880%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
364,433
200,000
8.780%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
202,510
IndyMac IMJA Mortgage Loan
Trust
81,421
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 37,260
IndyMac INDA Mortgage Loan
Trust
462,779
3.800%,  8/25/2036, Ser.
2006-AR1, Class A1
b
369,902
J.P. Morgan Mortgage Trust
187,081
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
158,906
319,651
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
317,696
32,641
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 33,780
30,401
6.255%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
29,374
LHOME Mortgage Trust
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,f
203,948
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,f
203,243
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,f
280,399
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,f
203,921
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,f
379,781
MASTR Alternative Loans Trust
33,345
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 27,855
Merrill Lynch Alternative Note
Asset Trust
164,921
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 59,403
MFA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,f
202,714
Principal
Amount Long-Term Fixed Income  83.5% Value
Collateralized Mortgage Obligations  8.8% -
continued
MortgageIT Securities Corporation
Mortgage Loan Trust
$ 465,795
5.429%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
$ 383,228
New Residential Mortgage Loan
Trust
386,000
3.875%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
311,051
NYMT Loan Trust
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,f
202,864
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,f
380,512
Preston Ridge Partners Mortgage
Trust, LLC
228,743
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,f
225,305
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,f
280,234
230,772
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,f
232,458
500,000
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c,d,f
500,000
PRKCM Trust
75,441
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
76,139
175,093
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,f
179,604
Radnor Re, Ltd.
700,000
8.496%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
699,980
Residential Accredit Loans, Inc.
Trust
106,436
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 94,615
86,229
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 69,959
55,518
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 46,632
ROC Securities Trust Series
187,466
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
187,083
Saluda Grade Alternative
Mortgage Trust
200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,f
203,141
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,f
355,240
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,f
405,435
Triangle Re, Ltd.
250,000
8.680%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
254,419
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,f
351,299
Verus Securitization Trust
345,116
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
300,992

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Collateralized Mortgage Obligations  8.8% -
continued
$ 197,850
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
$ 178,196
229,233
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,f
230,910
17,704
3.226%,  5/25/2060, Ser.
2020-2, Class A1
a,b
17,627
Washington Mutual Mortgage
Pass-Through Certificates
85,614
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 73,346
Total 17,402,806
Commercial Mortgage-Backed Securities  0.5%
BANK 2022-BNK39
3,973,489
0.529%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,h
101,434
BANK5 2023-5YR1
200,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
208,768
BBCMS Mortgage Trust
1,991,308
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,h
145,952
Benchmark Mortgage Trust
300,000
6.064%,  8/15/2057, Ser.
2024-V9, Class AS
b
313,306
Velocity Commercial Capital Loan
Trust
237,461
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
242,814
Total 1,012,274
Communications Services  4.1%
AMC Networks, Inc.
26,000 10.250%,  1/15/2029
a
26,719
American Tower Corporation
41,000 1.450%,  9/15/2026 38,817
68,000 5.500%,  3/15/2028 70,423
35,000 5.800%,  11/15/2028 36,768
63,000 3.800%,  8/15/2029 61,294
AT&T, Inc.
175,000 3.550%,  9/15/2055 128,001
123,000 4.300%,  2/15/2030 122,850
37,000 5.400%,  2/15/2034 38,823
Bell Telephone Company of
Canada
74,000 5.550%,  2/15/2054 77,298
43,000 5.100%,  5/11/2033 43,936
CCO Holdings, LLC/CCO Holdings
Capital Corporation
94,000 6.375%,  9/1/2029
a
94,111
303,000 4.750%,  3/1/2030
a
278,711
85,000 4.500%,  8/15/2030
a
77,051
21,000 4.250%,  2/1/2031
a
18,516
293,000 4.750%,  2/1/2032
a
258,214
178,000 4.250%,  1/15/2034
a
146,006
CenterPoint Energy, Inc.,
Convertible
1,445 3.369%,  9/15/2029 54,144
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
27,000 6.150%,  11/10/2026 27,751
Principal
Amount Long-Term Fixed Income  83.5% Value
Communications Services  4.1% - continued
$ 63,000 5.050%,  3/30/2029 $ 62,671
48,000 6.550%,  6/1/2034 49,928
Clear Channel Outdoor Holdings,
Inc.
25,000 7.875%,  4/1/2030
a
26,142
Clear Channel Worldwide
Holdings, Inc.
133,000 5.125%,  8/15/2027
a
130,753
Comcast Corporation
109,000 5.650%,  6/1/2054 116,404
105,000 3.400%,  4/1/2030 100,733
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 68,687
50,000 4.900%,  9/1/2029 50,822
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 173,887
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
275,000 5.875%,  8/15/2027
a
270,004
Frontier Communications
Holdings, LLC
122,000 5.875%,  10/15/2027
a
122,496
49,000 8.625%,  3/15/2031
a
52,826
GCI, LLC
159,000 4.750%,  10/15/2028
a
152,687
Gray Television, Inc.
82,000 7.000%,  5/15/2027
a,g
80,598
139,000 10.500%,  7/15/2029
a,g
145,180
Iliad Holding SASU
47,000 6.500%,  10/15/2026
a,g
47,512
129,000 8.500%,  4/15/2031
a
138,753
Intelsat Jackson Holdings SA
134,000 6.500%,  3/15/2030
a
128,208
Lamar Media Corporation
78,000 3.625%,  1/15/2031 71,288
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
a
205,881
Level 3 Financing, Inc.
50,503 10.500%,  4/15/2029
a
55,051
50,503 11.000%,  11/15/2029
a
55,936
95,000 10.500%,  5/15/2030
a,g
102,244
McGraw-Hill Education, Inc.
147,000 5.750%,  8/1/2028
a
145,271
Meta Platforms, Inc.
95,000 5.550%,  8/15/2064 101,467
30,000 3.850%,  8/15/2032 29,163
110,000 4.750%,  8/15/2034 112,277
News Corporation
81,000 3.875%,  5/15/2029
a
76,612
Nexstar Media, Inc.
60,000 5.625%,  7/15/2027
a
59,432
49,000 4.750%,  11/1/2028
a,g
46,817
Optics Bidco SPA
117,000 6.000%,  9/30/2034
a
118,441
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
72,000 4.625%,  3/15/2030
a
68,414
Paramount Global
102,000 6.375%,  3/30/2062
b
94,349
Playtika Holding Corporation
171,000 4.250%,  3/15/2029
a
156,936

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Communications Services  4.1% - continued
Rogers Communications, Inc.
$ 75,000 5.250%,  3/15/2082
a,b
$ 73,640
29,000 5.000%,  2/15/2029 29,595
58,000 5.300%,  2/15/2034 59,007
Scripps Escrow II, Inc.
48,000 3.875%,  1/15/2029
a,g
35,763
Sinclair Television Group, Inc.
45,000 4.125%,  12/1/2030
a,g
35,100
Sirius XM Radio, Inc.
108,000 5.000%,  8/1/2027
a
106,248
185,000 4.000%,  7/15/2028
a
174,537
60,000 4.125%,  7/1/2030
a
54,413
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 128,834
65,000 8.750%,  3/15/2032 80,595
Take-Two Interactive Software, Inc.
37,000 5.600%,  6/12/2034 38,821
TEGNA, Inc.
175,000 4.625%,  3/15/2028 166,985
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 36,256
87,000 5.250%,  6/15/2055 86,570
70,000 3.375%,  4/15/2029 67,183
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
158,000 4.750%,  4/15/2028
a
146,569
Univision Communications, Inc.
22,000 8.500%,  7/31/2031
a
22,049
20,000 8.000%,  8/15/2028
a
20,449
184,000 4.500%,  5/1/2029
a
164,372
73,000 7.375%,  6/30/2030
a
70,649
Urban One, Inc.
31,000 7.375%,  2/1/2028
a
22,376
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054 40,884
132,000 3.150%,  3/22/2030 124,389
18,000 2.355%,  3/15/2032 15,508
78,000 4.780%,  2/15/2035
a
77,888
Viasat, Inc.
83,000 6.500%,  7/15/2028
a,g
65,131
Virgin Media Finance plc
68,000 5.000%,  7/15/2030
a
59,808
Virgin Media Secured Finance plc
141,000 5.500%,  5/15/2029
a
135,233
VMED O2 UK Financing I plc
59,000 4.750%,  7/15/2031
a
52,512
Vodafone Group plc
74,000 5.125%,  6/4/2081
b
60,954
64,000 5.750%,  6/28/2054 66,256
39,000 5.875%,  6/28/2064 40,224
112,000 7.000%,  4/4/2079
b
118,151
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
a
123,313
Walt Disney Company
42,000 3.800%,  3/22/2030 41,321
Warnermedia Holdings, Inc.
166,000 4.054%,  3/15/2029 157,258
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
56,000 7.750%,  8/15/2028
a
56,053
36,000 8.250%,  10/1/2031
a,c
36,599
Principal
Amount Long-Term Fixed Income  83.5% Value
Communications Services  4.1% - continued
Zegona Finance plc
$ 91,000 8.625%,  7/15/2029
a
$ 97,143
Ziggo Bond Company BV
65,000 5.125%,  2/28/2030
a,g
59,916
Ziggo BV
56,000 4.875%,  1/15/2030
a
53,212
Total 8,119,067
Consumer Cyclical  5.7%
1011778 B.C., ULC/New Red
Finance, Inc.
73,000 4.375%,  1/15/2028
a
70,921
Adient Global Holdings, Ltd.
87,000 8.250%,  4/15/2031
a,g
92,307
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
54,361
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
225,000 4.625%,  6/1/2028
a
211,140
40,000 4.625%,  6/1/2028
a
37,606
Allison Transmission, Inc.
103,000 3.750%,  1/30/2031
a
93,647
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 36,745
86,000 4.700%,  12/1/2032 89,404
American Axle & Manufacturing,
Inc.
55,000 6.875%,  7/1/2028 54,910
145,000 5.000%,  10/1/2029
g
133,129
American Honda Finance
Corporation
84,000 5.050%,  7/10/2031 86,463
44,000 4.900%,  1/10/2034 44,754
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
28,000 7.000%,  4/15/2030
a,g
26,011
Arko Corporation
115,000 5.125%,  11/15/2029
a,g
106,818
Asbury Automotive Group, Inc.
88,000 5.000%,  2/15/2032
a
83,449
Ashton Woods USA, LLC/Ashton
Woods Finance Company
105,000 4.625%,  8/1/2029
a
100,794
19,000 4.625%,  4/1/2030
a
18,204
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
a
65,746
Beazer Homes USA, Inc.
86,000 7.500%,  3/15/2031
a
89,237
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 36,549
Booking Holdings, Inc.,
Convertible
34,000 0.750%,  5/1/2025 76,066
Boyd Gaming Corporation
145,000 4.750%,  6/15/2031
a
138,452
Boyne USA, Inc.
84,000 4.750%,  5/15/2029
a
80,752
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
73,000 4.875%,  2/15/2030
a
68,722

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Cyclical  5.7% - continued
Burlington Stores, Inc., Convertible
$ 36,000 2.250%,  4/15/2025 $ 44,838
32,000 1.250%,  12/15/2027 45,072
Caesars Entertainment, Inc.
203,000 4.625%,  10/15/2029
a,g
193,097
64,000 6.500%,  2/15/2032
a
66,202
Carnival Corporation
124,000 7.625%,  3/1/2026
a
125,148
210,000 5.750%,  3/1/2027
a
212,678
128,000 4.000%,  8/1/2028
a
123,625
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
25,000 5.375%,  4/15/2027 24,929
148,000 5.250%,  7/15/2029 145,416
Choice Hotels International, Inc.
53,000 3.700%,  12/1/2029
g
50,307
Churchill Downs, Inc.
43,000 4.750%,  1/15/2028
a
42,161
77,000 6.750%,  5/1/2031
a
79,515
Clarios Global, LP/Clarios US
Finance Company, Inc.
118,000 6.750%,  5/15/2028
a
121,629
Crocs, Inc.
48,000 4.250%,  3/15/2029
a
45,379
Cushman & Wakefield US
Borrower, LLC
25,000 6.750%,  5/15/2028
a
25,227
Dana, Inc.
50,000 5.625%,  6/15/2028 49,023
73,000 4.250%,  9/1/2030 65,546
79,000 4.500%,  2/15/2032 70,061
eG Global Finance plc
25,000 12.000%,  11/30/2028
a,g
27,901
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 68,837
Expedia Group, Inc., Convertible
55,000 Zero Coupon,  2/15/2026 52,497
Ford Motor Company, Convertible
80,000 Zero Coupon,  3/15/2026 78,280
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 72,617
67,000 7.122%,  11/7/2033 72,434
Forestar Group, Inc.
53,000 3.850%,  5/15/2026
a
51,821
Gap, Inc.
36,000 3.625%,  10/1/2029
a
32,562
Garrett Motion Holdings, Inc./
Garrett LX I SARL
70,000 7.750%,  5/31/2032
a
71,638
General Motors Financial
Company, Inc.
38,000 1.200%,  10/15/2024 37,938
145,000 2.900%,  2/26/2025 143,795
41,000 2.750%,  6/20/2025 40,341
20,000 5.800%,  6/23/2028 20,750
45,000 5.800%,  1/7/2029 46,805
108,000 4.900%,  10/6/2029 108,122
84,000 5.700%,  9/30/2030
b,i
82,205
14,000 5.750%,  2/8/2031 14,475
58,000 5.950%,  4/4/2034 60,026
Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Cyclical  5.7% - continued
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
$ 50,000 3.500%,  3/1/2029
a
$ 46,913
Goodyear Tire & Rubber Company
50,000 4.875%,  3/15/2027 48,834
100,000 5.000%,  7/15/2029
g
91,973
Hanesbrands, Inc.
59,000 4.875%,  5/15/2026
a
58,483
26,000 9.000%,  2/15/2031
a
28,064
Harley-Davidson Financial
Services, Inc.
53,000 5.950%,  6/11/2029
a
54,283
Hilton Domestic Operating
Company, Inc.
156,000 4.875%,  1/15/2030 153,931
25,000 4.000%,  5/1/2031
a
23,376
141,000 3.625%,  2/15/2032
a
127,383
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
181,000 5.000%,  6/1/2029
a
171,960
Home Depot, Inc.
39,000 5.300%,  6/25/2054 40,987
39,000 5.400%,  6/25/2064 41,293
68,000 3.250%,  4/15/2032 63,632
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,489
63,000 3.000%,  2/10/2027
a,g
61,002
30,000 6.500%,  1/16/2029
a
32,183
International Game Technology plc
127,000 5.250%,  1/15/2029
a
126,509
Jacobs Entertainment, Inc.
111,000 6.750%,  2/15/2029
a
107,955
Jaguar Land Rover Automotive plc
61,000 5.500%,  7/15/2029
a
60,274
KB Home
135,000 4.800%,  11/15/2029 133,202
L Brands, Inc.
278,000 6.625%,  10/1/2030
a
283,404
Las Vegas Sands Corporation
26,000 5.900%,  6/1/2027 26,700
Light & Wonder International, Inc.
123,000 7.250%,  11/15/2029
a
127,259
Live Nation Entertainment, Inc.
56,000 4.750%,  10/15/2027
a
55,208
Live Nation Entertainment, Inc.,
Convertible
35,000 2.000%,  2/15/2025
g
37,857
89,000 3.125%,  1/15/2029
g
109,447
Lowe's Companies, Inc.
98,000 4.500%,  4/15/2030 99,261
Macy's Retail Holdings, LLC
135,000 5.875%,  4/1/2029
a,g
133,245
51,000 6.125%,  3/15/2032
a
49,431
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 46,942
62,000 4.625%,  6/15/2030 62,578
Marriott Vacations Worldwide
Corporation, Convertible
89,000 3.250%,  12/15/2027 81,969
Mattamy Group Corporation
76,000 5.250%,  12/15/2027
a
75,553

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Cyclical  5.7% - continued
McDonald's Corporation
$ 40,000 4.950%,  8/14/2033 $ 41,572
Melco Resorts Finance, Ltd.
140,000 5.375%,  12/4/2029
a
130,785
83,000 7.625%,  4/17/2032
a
85,559
Meritage Homes Corporation,
Convertible
34,000 1.750%,  5/15/2028
a
38,709
Michaels Companies, Inc.
73,000 5.250%,  5/1/2028
a
53,882
NCL Corporation, Ltd.
59,000 5.875%,  3/15/2026
a
59,004
135,000 5.875%,  2/15/2027
a
135,478
Nordstrom, Inc.
46,000 4.375%,  4/1/2030
g
42,201
64,000 4.250%,  8/1/2031 56,372
PENN Entertainment, Inc.
130,000 4.125%,  7/1/2029
a,g
118,444
PetSmart, Inc./PetSmart Finance
Corporation
145,000 4.750%,  2/15/2028
a
139,014
46,000 7.750%,  2/15/2029
a
45,410
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
163,000 5.750%,  4/15/2026
a
163,744
QVC, Inc.
32,000 6.875%,  4/15/2029
a,g
26,575
Raising Cane's Restaurants, LLC
67,000 9.375%,  5/1/2029
a
72,550
Rakuten Group, Inc.
76,000 11.250%,  2/15/2027
a
83,109
89,000 9.750%,  4/15/2029
a
97,121
Royal Caribbean Cruises, Ltd.
236,000 4.250%,  7/1/2026
a
233,337
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,955
SeaWorld Parks and
Entertainment, Inc.
122,000 5.250%,  8/15/2029
a
119,055
Service Corporation International/
US
50,000 3.375%,  8/15/2030 45,314
Six Flags Entertainment
Corporation
24,000 7.250%,  5/15/2031
a,g
24,857
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
25,000 6.625%,  5/1/2032
a
25,890
Six Flags Theme Parks, Inc.
29,000 7.000%,  7/1/2025
a,g
29,023
Staples, Inc.
100,000 10.750%,  9/1/2029
a
97,030
Station Casinos, LLC
139,000 4.625%,  12/1/2031
a
128,896
Tenneco, Inc.
171,000 8.000%,  11/17/2028
a
158,676
Toyota Motor Credit Corporation
35,000 5.550%,  11/20/2030 37,396
30,000 4.800%,  1/5/2034 30,590
Tractor Supply Company
44,000 5.250%,  5/15/2033 45,787
Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Cyclical  5.7% - continued
Uber Technologies, Inc.
$ 60,000 5.350%,  9/15/2054 $ 59,508
80,000 4.800%,  9/15/2034 79,889
Uber Technologies, Inc.,
Convertible
20,000 Zero Coupon,  12/15/2025 22,050
88,000 0.875%,  12/1/2028
a
110,176
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
154,619
Victoria's Secret & Company
120,000 4.625%,  7/15/2029
a
105,985
Viking Cruises, Ltd.
259,000 5.875%,  9/15/2027
a
258,819
Volkswagen Group of America
Finance, LLC
21,000 3.350%,  5/13/2025
a
20,799
Wabash National Corporation
183,000 4.500%,  10/15/2028
a
167,649
Walgreens Boots Alliance, Inc.
88,000 3.200%,  4/15/2030 71,393
37,000 4.800%,  11/18/2044
g
27,686
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
a
54,701
Wyndham Hotels & Resorts, Inc.
129,000 4.375%,  8/15/2028
a
124,436
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
106,000 7.125%,  2/15/2031
a
114,363
Yum! Brands, Inc.
188,000 4.750%,  1/15/2030
a
185,787
ZF North America Capital, Inc.
104,000 7.125%,  4/14/2030
a
107,803
Total 11,240,662
Consumer Non-Cyclical  4.9%
1375209 B.C., Ltd.
50,000 9.000%,  1/30/2028
a,g
49,556
AbbVie, Inc.
86,000 5.500%,  3/15/2064 91,826
48,000 5.350%,  3/15/2044 50,633
AdaptHealth, LLC
220,000 4.625%,  8/1/2029
a
203,741
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
159,000 4.625%,  1/15/2027
a
154,685
166,000 3.500%,  3/15/2029
a
154,782
Altria Group, Inc.
35,000 6.200%,  11/1/2028 37,261
Amgen, Inc.
62,000 5.150%,  3/2/2028 63,842
Anheuser-Busch InBev Worldwide,
Inc.
84,000 4.750%,  1/23/2029 86,188
99,000 5.000%,  6/15/2034 103,175
ANI Pharmaceuticals, Inc.,
Convertible
41,000 2.250%,  9/1/2029
a
43,178
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 43,202
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 90,481

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Non-Cyclical  4.9% - continued
$ 42,000 5.000%,  2/26/2034 $ 43,861
B&G Foods, Inc.
98,000 8.000%,  9/15/2028
a
102,513
BAT Capital Corporation
40,000 6.343%,  8/2/2030 43,295
43,000 7.750%,  10/19/2032 50,877
Bausch + Lomb Corporation
34,000 8.375%,  10/1/2028
a
35,955
Bausch Health Companies, Inc.
81,000 5.500%,  11/1/2025
a,g
79,130
187,000 4.875%,  6/1/2028
a
146,327
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,617
63,000 2.823%,  5/20/2030 58,123
BellRing Brands, Inc.
109,000 7.000%,  3/15/2030
a
114,076
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 68,318
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 66,741
30,000 5.750%,  2/1/2031 32,491
19,000 5.900%,  11/15/2033 20,996
Bunge, Ltd. Finance Corporation
30,000 4.650%,  9/17/2034 29,935
Campbell Soup Company
110,000 5.400%,  3/21/2034 115,351
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
76,429
Catalent Pharma Solutions, Inc.
63,000 3.125%,  2/15/2029
a
61,885
Central Garden & Pet Company
112,000 4.125%,  10/15/2030 104,121
Charles River Laboratories
International, Inc.
60,000 4.000%,  3/15/2031
a
55,311
Chefs' Warehouse, Inc.,
Convertible
27,000 2.375%,  12/15/2028
g
31,589
Cheplapharm Arzneimittel GmbH
30,000 5.500%,  1/15/2028
a
29,096
Chobani, LLC/Chobani Finance
Corporation, Inc.
44,000 4.625%,  11/15/2028
a
42,850
CHS/Community Health Systems,
Inc.
115,000 5.625%,  3/15/2027
a
113,168
47,000 8.000%,  12/15/2027
a
47,150
86,000 6.000%,  1/15/2029
a
83,488
68,000 5.250%,  5/15/2030
a
62,581
76,000 4.750%,  2/15/2031
a
66,808
69,000 10.875%,  1/15/2032
a
76,037
Cigna Group
30,000 5.600%,  2/15/2054 30,979
51,000 2.400%,  3/15/2030 46,183
Coca-Cola Company
36,000 5.300%,  5/13/2054 38,345
Concentra Escrow Issuer
Corporation
25,000 6.875%,  7/15/2032
a
26,288
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 29,527
84,000 3.150%,  8/1/2029 79,694
28,000 4.900%,  5/1/2033 28,292
Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Non-Cyclical  4.9% - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 227,000 4.750%,  1/15/2029
a
$ 221,998
CVS Health Corporation
76,000 6.050%,  6/1/2054 79,290
47,000 5.000%,  2/20/2026 47,321
33,000 4.300%,  3/25/2028 32,911
100,000 4.780%,  3/25/2038 94,351
116,000 6.000%,  6/1/2044 119,895
Diageo Capital plc
39,000 2.000%,  4/29/2030 34,760
40,000 5.625%,  10/5/2033 43,106
Edgewell Personal Care Company
110,000 5.500%,  6/1/2028
a
109,356
Eli Lilly & Company
66,000 5.000%,  2/9/2054 67,100
87,000 4.700%,  2/27/2033 89,503
Embecta Corporation
66,000 6.750%,  2/15/2030
a,g
62,501
Encompass Health Corporation
66,000 4.500%,  2/1/2028 64,780
Endo Finance Holdings, Inc.
51,000 8.500%,  4/15/2031
a,g
54,648
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
33,962
65,000 4.375%,  3/31/2029
a
61,555
Envista Holdings Corporation,
Convertible
4,000 2.375%,  6/1/2025 4,343
38,000 1.750%,  8/15/2028 34,319
Fortrea Holdings, Inc.
49,000 7.500%,  7/1/2030
a,g
49,322
GE HealthCare Technologies, Inc.
100,000 6.377%,  11/22/2052 116,930
General Mills, Inc.
18,000 4.950%,  3/29/2033 18,464
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 31,641
HCA, Inc.
55,000 5.950%,  9/15/2054 57,778
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
48,000 7.875%,  9/1/2025
a
47,822
HLF Financing SARL, LLC/
Herbalife International, Inc.
93,000 4.875%,  6/1/2029
a
58,514
Insulet Corporation, Convertible
89,000 0.375%,  9/1/2026 106,221
Integer Holdings Corporation,
Convertible
69,000 2.125%,  2/15/2028 108,779
Jazz Investments I, Ltd.,
Convertible
99,000 2.000%,  6/15/2026 98,654
59,000 3.125%,  9/15/2030
a
61,449
Jazz Securities DAC
83,000 4.375%,  1/15/2029
a
80,271
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
114,000 2.500%,  1/15/2027 109,067
49,000 3.625%,  1/15/2032 44,798

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Non-Cyclical  4.9% - continued
Johnson & Johnson
$ 72,000 5.250%,  6/1/2054 $ 77,982
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
53,000 9.000%,  2/15/2029
a
55,115
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 67,952
66,000 5.300%,  3/15/2034 69,043
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 50,886
Kroger Company
42,000 4.500%,  1/15/2029 42,430
LifePoint Health, Inc.
59,000 9.875%,  8/15/2030
a
64,959
68,000 11.000%,  10/15/2030
a
76,730
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
133,923
Medline Borrower, LP/Medline Co-
Issuer, Inc.
113,000 6.250%,  4/1/2029
a
116,427
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 45,251
Mozart Debt Merger Sub, Inc.
156,000 3.875%,  4/1/2029
a
147,695
61,000 5.250%,  10/1/2029
a
59,852
MPH Acquisition Holdings, LLC
49,000 5.500%,  9/1/2028
a
35,332
Newell Brands, Inc.
52,000 6.375%,  9/15/2027
g
52,593
52,000 6.625%,  9/15/2029 52,647
Novartis Capital Corporation
121,000 4.700%,  9/18/2054 118,415
Organon & Company/Organon
Foreign Debt Co-Issuer BV
69,000 4.125%,  4/30/2028
a
66,350
191,000 5.125%,  4/30/2031
a,g
179,945
Owens & Minor, Inc.
85,000 6.625%,  4/1/2030
a,g
82,509
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 79,337
Performance Food Group, Inc.
76,000 4.250%,  8/1/2029
a
72,272
Perrigo Finance Unlimited
Company
93,000 4.900%,  6/15/2030 90,576
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 89,963
43,000 5.625%,  11/17/2029 45,662
23,000 5.125%,  2/13/2031 23,906
43,000 5.750%,  11/17/2032 46,216
39,000 5.250%,  2/13/2034 40,502
Post Holdings, Inc.
76,000 4.625%,  4/15/2030
a
72,721
133,000 4.500%,  9/15/2031
a
124,250
Post Holdings, Inc., Convertible
67,000 2.500%,  8/15/2027 79,663
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
54,634
39,000 1.930%,  12/13/2028
a
35,896
68,000 2.076%,  12/13/2031
a
58,739
Royalty Pharma plc
97,000 1.200%,  9/2/2025 93,956
Principal
Amount Long-Term Fixed Income  83.5% Value
Consumer Non-Cyclical  4.9% - continued
$ 40,000 5.150%,  9/2/2029 $ 41,028
Scotts Miracle-Gro Company
38,000 4.500%,  10/15/2029 36,541
Simmons Foods, Inc.
203,000 4.625%,  3/1/2029
a
192,599
Spectrum Brands, Inc.,
Convertible
32,000 3.375%,  6/1/2029
a
33,128
Star Parent, Inc.
63,000 9.000%,  10/1/2030
a
67,635
Sysco Corporation
42,000 5.950%,  4/1/2030 45,095
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054 99,771
75,000 5.000%,  11/26/2028 76,894
Tenet Healthcare Corporation
398,000 5.125%,  11/1/2027 396,496
108,000 4.375%,  1/15/2030 103,619
Teva Pharmaceutical Finance
Netherlands III BV
130,000 3.150%,  10/1/2026 124,957
Topgolf Callaway Brands
Corporation, Convertible
35,000 2.750%,  5/1/2026 35,560
US Acute Care Solutions, LLC
48,000 9.750%,  5/15/2029
a
49,716
Viterra Finance BV
60,000 3.200%,  4/21/2031
a
54,878
Winnebago Industries, Inc.,
Convertible
31,000 3.250%,  1/15/2030
a
30,396
Wyeth, LLC
106,000 6.500%,  2/1/2034 122,105
Zoetis, Inc.
56,000 5.600%,  11/16/2032 59,969
Total 9,779,102
Energy  4.8%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
115,000 5.375%,  6/15/2029
a
113,791
Apache Corporation
59,000 4.375%,  10/15/2028 57,884
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
a
55,273
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
106,000 8.250%,  12/31/2028
a
108,594
50,000 5.875%,  6/30/2029
a
49,395
Baytex Energy Corporation
121,000 8.500%,  4/30/2030
a
125,406
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
80,000 7.000%,  7/15/2029
a
83,167
BP Capital Markets America, Inc.
69,000 4.234%,  11/6/2028 69,248
61,000 4.812%,  2/13/2033 61,816
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,i
50,447
37,000 6.450%,  12/1/2033
b,i
38,922

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Energy  4.8% - continued
Buckeye Partners, LP
$ 75,000 4.500%,  3/1/2028
a
$ 72,736
97,000 6.875%,  7/1/2029
a
99,383
California Resources Corporation
60,000 8.250%,  6/15/2029
a
61,145
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 41,426
41,000 3.250%,  1/31/2032 36,663
52,000 5.950%,  6/30/2033 55,024
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034
a
28,969
Civitas Resources, Inc.
78,000 8.375%,  7/1/2028
a
81,079
85,000 8.750%,  7/1/2031
a
89,976
CNX Resources Corporation
71,000 6.000%,  1/15/2029
a
71,385
CNX Resources Corporation,
Convertible
47,000 2.250%,  5/1/2026 119,850
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,830
77,000 6.042%,  8/15/2028
a
80,510
Comstock Resources, Inc.
101,000 6.750%,  3/1/2029
a
98,297
40,000 5.875%,  1/15/2030
a
37,404
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
147,000 5.500%,  6/15/2031
a
144,181
Crescent Energy Finance, LLC
156,000 7.625%,  4/1/2032
a
156,049
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
113,000 8.625%,  3/15/2029
a
118,893
Diamond Foreign Asset Company/
Diamond Finance, LLC
45,000 8.500%,  10/1/2030
a
47,019
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 82,629
DT Midstream, Inc.
91,000 4.125%,  6/15/2029
a
87,045
Enbridge, Inc.
75,000 7.375%,  1/15/2083
b
77,263
57,000 7.625%,  1/15/2083
b
60,885
51,000 5.950%,  4/5/2054 53,939
22,000 5.700%,  3/8/2033 23,187
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
a
39,201
Energy Transfer, LP
31,000 5.950%,  5/15/2054 31,727
155,000 8.000%,  5/15/2054
b
166,775
36,000 6.050%,  9/1/2054 37,294
65,000 6.750%,  5/15/2025
b,i
64,659
30,000 4.400%,  3/15/2027 30,048
15,000 7.125%,  5/15/2030
b,i
15,323
28,000 6.400%,  12/1/2030 30,503
41,000 5.600%,  9/1/2034 42,596
Enterprise Products Operating,
LLC
76,000 5.550%,  2/16/2055 78,509
42,000 4.150%,  10/16/2028 41,975
40,000
8.343%,  (TSFR3M +
3.248%), 8/16/2077
b
39,999
Principal
Amount Long-Term Fixed Income  83.5% Value
Energy  4.8% - continued
EQM Midstream Partners, LP
$ 230,000 4.750%,  1/15/2031
a
$ 222,711
Genesis Energy LP/Genesis
Energy Finance Corporation
80,000 8.875%,  4/15/2030 84,098
120,000 7.875%,  5/15/2032 122,178
Harvest Midstream I, LP
136,000 7.500%,  9/1/2028
a
139,172
Hess Midstream Operations, LP
114,000 4.250%,  2/15/2030
a
108,853
Hilcorp Energy I, LP/Hilcorp
Finance Company
102,000 5.750%,  2/1/2029
a
99,230
50,000 6.000%,  4/15/2030
a
48,737
66,000 6.250%,  4/15/2032
a
64,239
Howard Midstream Energy
Partners, LLC
140,000 7.375%,  7/15/2032
a
144,998
ITT Holdings, LLC
91,000 6.500%,  8/1/2029
a
86,209
Kinder Morgan, Inc.
94,000 5.950%,  8/1/2054 97,551
Kodiak Gas Services, LLC
66,000 7.250%,  2/15/2029
a
68,304
Laredo Petroleum, Inc.
89,000 7.750%,  7/31/2029
a,g
88,549
MEG Energy Corporation
72,000 5.875%,  2/1/2029
a
70,435
MPLX, LP
105,000 1.750%,  3/1/2026 101,117
21,000 5.000%,  3/1/2033 21,012
25,000 5.500%,  6/1/2034 25,685
Nabors Industries, Inc.
50,000 7.375%,  5/15/2027
a
50,111
129,000 9.125%,  1/31/2030
a
133,037
National Fuel Gas Company
92,000 5.500%,  1/15/2026
g
92,830
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
43,000 8.125%,  2/15/2029
a
44,090
65,000 8.375%,  2/15/2032
a
66,986
Noble Finance II, LLC
51,000 8.000%,  4/15/2030
a
52,621
Northern Oil and Gas, Inc.
123,000 8.750%,  6/15/2031
a
128,168
Northern Oil and Gas, Inc.,
Convertible
69,000 3.625%,  4/15/2029 78,764
NuStar Logistics, LP
105,000 6.375%,  10/1/2030 108,950
Occidental Petroleum Corporation
53,000 5.000%,  8/1/2027 53,729
70,000 8.875%,  7/15/2030 82,570
ONEOK, Inc.
86,000 5.700%,  11/1/2054 85,511
42,000 5.650%,  11/1/2028 43,898
78,000 4.750%,  10/15/2031 78,000
Ovintiv, Inc.
37,000 5.650%,  5/15/2028 38,169
PBF Holding Company, LLC/PBF
Finance Corporation
88,000 6.000%,  2/15/2028 86,866

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Energy  4.8% - continued
Permian Resources Operating,
LLC, Convertible
$ 21,000 3.250%,  4/1/2028 $ 49,804
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 55,234
Plains All American Pipeline, LP
62,000
9.490%,  (TSFR3M +
4.372%), 11/1/2024
b,i
61,733
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 102,836
Prairie Acquiror, LP
83,000 9.000%,  8/1/2029
a
85,696
Precision Drilling Corporation
59,000 6.875%,  1/15/2029
a
58,877
Range Resources Corporation
98,000 4.750%,  2/15/2030
a
94,531
Rockies Express Pipeline, LLC
136,000 4.950%,  7/15/2029
a
130,068
Saturn Oil & Gas, Inc.
57,000 9.625%,  6/15/2029
a
56,312
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
27,005
SM Energy Company
70,000 6.500%,  7/15/2028 69,923
34,000 7.000%,  8/1/2032
a
34,131
South Bow USA Infrastructure
Holdings, LLC
30,000 5.584%,  10/1/2034
a
30,289
Southwestern Energy Company
92,000 4.750%,  2/1/2032 88,009
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
50,000 5.875%,  3/1/2027 49,915
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 48,513
Sunoco, LP
152,000 7.000%,  5/1/2029
a
158,812
Sunoco, LP/Sunoco Finance
Corporation
64,000 5.875%,  3/15/2028 64,320
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
a
118,118
76,000 7.375%,  2/15/2029
a
76,857
Talos Production, Inc.
53,000 9.000%,  2/1/2029
a
54,572
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 114,153
Teine Energy, Ltd.
120,000 6.875%,  4/15/2029
a
118,142
TGNR Intermediate Holdings, LLC
129,000 5.500%,  10/15/2029
a
122,565
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 105,411
TransCanada Trust
90,000 5.875%,  8/15/2076
b
89,355
UGI Corporation, Convertible
26,000 5.000%,  6/1/2028
a
27,652
Principal
Amount Long-Term Fixed Income  83.5% Value
Energy  4.8% - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 90,000 7.125%,  3/15/2029
a
$ 92,696
Valaris, Ltd.
119,000 8.375%,  4/30/2030
a
122,570
Venture Global Calcasieu Pass,
LLC
217,000 3.875%,  8/15/2029
a
205,072
90,000 4.125%,  8/15/2031
a
83,676
Venture Global LNG, Inc.
188,000 8.125%,  6/1/2028
a
195,994
77,000 9.000%,  9/30/2029
a,b,i
78,049
63,000 8.375%,  6/1/2031
a
66,523
244,000 9.875%,  2/1/2032
a
271,131
Viridien SA
25,000 8.750%,  4/1/2027
a,g
24,364
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 66,043
42,000 2.600%,  3/15/2031 37,114
Total 9,445,762
Financials  12.2%
Acrisure, LLC/Acrisure Finance,
Inc.
35,000 4.250%,  2/15/2029
a
33,064
49,000 7.500%,  11/6/2030
a
50,426
AerCap Holdings NV
40,000 5.875%,  10/10/2079
b
39,999
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
25,920
63,000 6.500%,  7/15/2025 63,644
108,000 3.000%,  10/29/2028 102,021
Agree, LP
34,000 5.625%,  6/15/2034 35,568
Air Lease Corporation
40,000 2.300%,  2/1/2025 39,604
11,000 3.375%,  7/1/2025 10,871
72,000 4.650%,  6/15/2026
b,i
70,185
52,000 3.125%,  12/1/2030 47,584
Aircastle, Ltd.
66,000 5.250%,  6/15/2026
a,b,i
65,504
51,000 2.850%,  1/26/2028
a
47,705
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
51,000 4.250%,  10/15/2027
a
48,823
64,000 6.750%,  4/15/2028
a
65,036
69,000 7.000%,  1/15/2031
a
70,904
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,i
97,601
138,000 8.000%,  11/1/2031 156,232
79,000 6.700%,  2/14/2033
g
80,793
American Express Company
35,000 3.550%,  9/15/2026
b,i
33,169
65,000 6.338%,  10/30/2026
b
66,290
89,000 2.550%,  3/4/2027 85,920
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 42,944
American International Group, Inc.
76,000 5.125%,  3/27/2033 78,321
AmWINS Group, Inc.
42,000 6.375%,  2/15/2029
a
43,025
130,000 4.875%,  6/30/2029
a
124,656

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
Aon North America, Inc.
$ 66,000 5.750%,  3/1/2054 $ 69,916
Apollo Debt Solutions BDC
71,000 6.700%,  7/29/2031
a,g
73,145
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,910
90,000 2.150%,  7/15/2026 85,525
35,000 5.875%,  3/1/2029 35,841
Ares Strategic Income Fund
78,000 5.600%,  2/15/2030
a,c
77,383
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 51,147
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,747
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
a
40,958
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
a
95,007
62,000 5.750%,  3/1/2029
a
63,912
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
a
26,039
Banco Santander SA
29,000 4.750%,  11/12/2026
b,g,i
27,607
Bank of America Corporation
41,000 6.100%,  3/17/2025
b,i
41,057
2,000 1.319%,  6/19/2026
b
1,951
163,000 1.197%,  10/24/2026
b
157,301
85,000 6.125%,  4/27/2027
b,g,i
86,913
61,000 1.734%,  7/22/2027
b
58,236
89,000 4.376%,  4/27/2028
b
89,141
126,000 3.593%,  7/21/2028
b
123,679
59,000 4.948%,  7/22/2028
b
60,037
60,000 5.819%,  9/15/2029
b
63,143
202,000 3.974%,  2/7/2030
b
198,482
149,000 2.687%,  4/22/2032
b
132,889
62,000 2.572%,  10/20/2032
b
54,364
92,000 2.972%,  2/4/2033
b
82,390
49,000 5.468%,  1/23/2035
b
51,529
164,000 5.425%,  8/15/2035
b
168,117
45,000 3.846%,  3/8/2037
b
41,597
Bank of Montreal
68,000 5.203%,  2/1/2028 70,121
46,000 3.088%,  1/10/2037
b
39,697
Bank of New York Mellon
Corporation
29,000 6.317%,  10/25/2029
b
31,194
59,000 4.596%,  7/26/2030
b
59,858
30,000 6.474%,  10/25/2034
b
33,906
Bank of Nova Scotia
53,000 4.900%,  6/4/2025
b,i
52,277
Barclays plc
61,000 6.125%,  12/15/2025
b,i
60,794
49,000 2.852%,  5/7/2026
b
48,356
50,000 5.501%,  8/9/2028
b
51,292
64,000 4.972%,  5/16/2029
b
64,712
54,000 6.224%,  5/9/2034
b
58,178
35,000 7.119%,  6/27/2034
b
38,974
BlackRock Funding, Inc.
35,000 5.250%,  3/14/2054 36,266
Blue Owl Capital Corporation II
37,000 8.450%,  11/15/2026
a
38,848
Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
Blue Owl Credit Income
Corporation
$ 68,000 4.700%,  2/8/2027 $ 66,722
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,728
63,000 3.750%,  6/17/2026
a
60,632
Blue Owl Technology Finance
Corporation II
18,000 6.750%,  4/4/2029
a
18,084
BNP Paribas SA
58,000 2.819%,  11/19/2025
a,b
57,778
66,000 3.132%,  1/20/2033
a,b
58,928
BPCE SA
40,000 2.375%,  1/14/2025
a
39,674
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 76,530
Burford Capital Global Finance,
LLC
120,000 9.250%,  7/1/2031
a
129,132
Camden Property Trust
28,000 4.900%,  1/15/2034 28,175
Canadian Imperial Bank of
Commerce
30,000 5.926%,  10/2/2026 30,996
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,i
56,529
69,000 3.273%,  3/1/2030
b
64,873
Capital One NA
60,000 2.280%,  1/28/2026
b
59,409
Castlelake Aviation Finance DAC
49,000 5.000%,  4/15/2027
a
49,125
Centene Corporation
178,000 3.000%,  10/15/2030 159,350
38,000 2.625%,  8/1/2031 32,584
Charles Schwab Corporation
102,000 5.375%,  6/1/2025
b,i
101,829
90,000 0.900%,  3/11/2026 85,733
74,000 4.000%,  6/1/2026
b,i
70,980
30,000 5.875%,  8/24/2026 30,868
63,000 2.000%,  3/20/2028 58,706
41,000 6.136%,  8/24/2034
b
44,820
Citigroup, Inc.
53,000 4.000%,  12/10/2025
b,i
51,890
90,000 3.875%,  2/18/2026
b,i
86,623
148,000 1.122%,  1/28/2027
b
141,592
83,000 1.462%,  6/9/2027
b
79,077
98,000 3.070%,  2/24/2028
b
95,247
27,000 7.375%,  5/15/2028
b,i
28,344
92,000 7.625%,  11/15/2028
b,i
98,290
168,000 4.075%,  4/23/2029
b
166,352
32,000 7.125%,  8/15/2029
b,i
33,310
41,000 6.174%,  5/25/2034
b
43,747
45,000 7.000%,  8/15/2034
b,i
48,155
Citizens Financial Group, Inc.
78,000 4.000%,  10/6/2026
b,i
73,721
42,000 5.718%,  7/23/2032
b
43,556
CNA Financial Corporation
53,000 5.125%,  2/15/2034 54,197
Coinbase Global, Inc., Convertible
60,000 0.500%,  6/1/2026 58,710
54,000 0.250%,  4/1/2030
a
48,843
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
41,726

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
$ 15,000 5.982%,  1/30/2030
b
$ 15,463
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
44,901
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
a,b
39,958
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 79,201
COPT Defense Properties, LP,
Convertible
17,000 5.250%,  9/15/2028
a
19,567
Corebridge Financial, Inc.
72,000 6.375%,  9/15/2054
b
72,741
44,000 6.875%,  12/15/2052
b
45,547
35,000 6.050%,  9/15/2033 37,316
35,000 5.750%,  1/15/2034 36,890
Credit Acceptance Corporation
94,000 9.250%,  12/15/2028
a
100,524
Credit Agricole SA
42,000 3.250%,  1/14/2030
a
38,936
Credit Suisse Group AG
64,000 7.250%,  12/29/2049
*,j
6,400
110,000 7.500%,  12/29/2049
*,j
11,000
Dai-ichi Life Insurance Company,
Ltd.
55,000 5.100%,  10/28/2024
a,b,i
54,971
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
138,479
90,000 2.311%,  11/16/2027
b
85,623
51,000 6.819%,  11/20/2029
b
54,900
68,000 3.742%,  1/7/2033
b
59,516
Discover Bank
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
86,740
Discover Financial Services
22,000 6.700%,  11/29/2032 24,171
Diversified Healthcare Trust
60,000 Zero Coupon,  1/15/2026
a
55,235
Drawbridge Special Opportunities
Fund, LP
167,000 3.875%,  2/15/2026
a
162,710
Elevance Health, Inc.
72,000 5.650%,  6/15/2054 75,982
133,000 2.550%,  3/15/2031 119,052
Encore Capital Group, Inc.,
Convertible
49,000 4.000%,  3/15/2029 49,368
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 40,308
41,000 2.400%,  10/15/2031 35,272
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054
a
53,435
Federal Realty OP, LP, Convertible
28,000 3.250%,  1/15/2029
a
29,545
Fifth Third Bancorp
56,000 4.500%,  9/30/2025
b,i
55,356
40,000 4.772%,  7/28/2030
b
40,309
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 109,817
First Horizon Bank
62,000 5.750%,  5/1/2030 62,952
FirstCash, Inc.
122,000 5.625%,  1/1/2030
a
120,881
Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 51,000 5.500%,  5/1/2028
a
$ 50,787
94,000 7.000%,  5/1/2031
a
99,077
69,000 7.000%,  6/15/2032
a
72,429
Freedom Mortgage Corporation
54,000 7.625%,  5/1/2026
a
54,482
Freedom Mortgage Holdings, LLC
113,000 9.250%,  2/1/2029
a
117,457
48,000 9.125%,  5/15/2031
a
49,349
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 39,970
42,000 2.625%,  1/15/2027 39,502
GGAM Finance, Ltd.
52,000 8.000%,  6/15/2028
a
55,737
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
154,000 3.750%,  12/15/2027
a
143,557
goeasy, Ltd.
88,000 9.250%,  12/1/2028
a
94,746
25,000 7.625%,  7/1/2029
a
25,900
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,799
Goldman Sachs Group, Inc.
106,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,i
106,304
62,000 0.855%,  2/12/2026
b
61,008
45,000 3.650%,  8/10/2026
b,i
42,657
75,000 4.125%,  11/10/2026
b,i
71,843
135,000 1.948%,  10/21/2027
b
128,697
45,000 2.640%,  2/24/2028
b
43,253
132,000 3.615%,  3/15/2028
b
129,867
86,000 4.482%,  8/23/2028
b
86,455
84,000 3.814%,  4/23/2029
b
82,353
42,000 3.800%,  3/15/2030 40,859
42,000 2.615%,  4/22/2032
b
37,116
42,000 2.383%,  7/21/2032
b
36,425
32,000 6.125%,  11/10/2034
b,i
32,139
77,000 5.330%,  7/23/2035
b
79,763
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 39,163
44,000
7.505%,  (TSFR3M +
2.387%), 2/12/2047
a,b
40,757
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
4,000 Zero Coupon,  5/1/2025
a
4,238
18,000 3.750%,  8/15/2028
a
24,777
Health Care Service Corporation
70,000 5.450%,  6/15/2034
a
72,795
HSBC Holdings plc
49,000 2.633%,  11/7/2025
b
48,854
37,000 1.645%,  4/18/2026
b
36,316
118,000 4.583%,  6/19/2029
b
118,151
50,000 2.804%,  5/24/2032
b
44,239
HUB International, Ltd.
147,000 7.250%,  6/15/2030
a
153,156
Huntington Bancshares, Inc./OH
110,000 4.450%,  10/15/2027
b,i
104,922
77,000 5.709%,  2/2/2035
b
80,161
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
73,000 6.250%,  5/15/2026 72,431

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
$ 136,000 5.250%,  5/15/2027 $ 130,321
ING Groep NV
84,000 1.726%,  4/1/2027
b
80,614
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 67,537
Intesa Sanpaolo SPA
63,000 4.198%,  6/1/2032
a,b
56,147
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 60,430
J.P. Morgan Chase & Company
66,000 4.600%,  2/1/2025
b,i
65,427
72,000 4.000%,  4/1/2025
b,i
71,044
35,000 3.650%,  6/1/2026
b,i
33,860
129,000 1.045%,  11/19/2026
b
123,960
84,000 1.578%,  4/22/2027
b
80,469
105,000 2.947%,  2/24/2028
b
101,836
126,000 4.005%,  4/23/2029
b
124,656
41,000 2.069%,  6/1/2029
b
37,933
168,000 4.493%,  3/24/2031
b
168,901
45,000 2.963%,  1/25/2033
b
40,496
39,000 4.912%,  7/25/2033
b
39,834
42,000 5.717%,  9/14/2033
b
44,531
30,000 5.350%,  6/1/2034
b
31,392
25,000 6.254%,  10/23/2034
b
27,805
16,000 5.336%,  1/23/2035
b
16,724
50,000 5.766%,  4/22/2035
b
53,881
J.P. Morgan Chase Bank NA
77,000 5.110%,  12/8/2026 78,731
Jane Street Group/JSG Finance,
Inc.
79,000 4.500%,  11/15/2029
a
76,039
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
54,000 5.000%,  8/15/2028
a
51,344
Jefferson Capital Holdings, LLC
44,000 6.000%,  8/15/2026
a
44,005
108,000 9.500%,  2/15/2029
a
115,311
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 60,254
82,000 5.000%,  1/26/2033 81,255
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 52,661
20,000 6.250%,  1/15/2036 20,478
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,239
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
52,000 4.250%,  2/1/2027
a
50,722
140,000 4.750%,  6/15/2029
a
136,734
Liberty Mutual Group, Inc.
28,000 4.125%,  12/15/2051
a,b
26,488
Lincoln National Corporation
90,000
7.721%,  (TSFR3M +
2.619%), 11/18/2024
b
71,586
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
118,482
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,i
87,890
Macquarie Airfinance Holdings,
Ltd.
66,000 6.400%,  3/26/2029
a
68,692
70,000 5.150%,  3/17/2030
a
70,152
Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
$ 24,000 6.500%,  3/26/2031
a
$ 25,334
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,b
78,495
Manufacturers & Traders Trust
Company
87,000 4.700%,  1/27/2028 87,458
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 39,381
MetLife, Inc.
64,000 3.850%,  9/15/2025
b,i
62,967
61,000 5.875%,  3/15/2028
b,i
62,071
82,000 6.400%,  12/15/2036 86,942
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
63,409
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 83,787
Mitsubishi UFJ Financial Group,
Inc.
81,000 1.538%,  7/20/2027
b
77,110
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
b
105,602
84,000 2.564%,  9/13/2031 72,091
39,000 5.748%,  7/6/2034
b
41,598
Molina Healthcare, Inc.
139,000 4.375%,  6/15/2028
a
135,132
Morgan Stanley
82,000 1.164%,  10/21/2025
b
81,834
115,000 2.630%,  2/18/2026
b
113,909
61,000 0.985%,  12/10/2026
b
58,450
84,000 1.593%,  5/4/2027
b
80,379
82,000 1.512%,  7/20/2027
b
77,979
30,000 5.123%,  2/1/2029
b
30,757
201,000 3.622%,  4/1/2031
b
192,993
45,000 2.943%,  1/21/2033
b
40,196
40,000 4.889%,  7/20/2033
b
40,500
43,000 5.250%,  4/21/2034
b
44,410
25,000 5.831%,  4/19/2035
b
26,854
85,000 2.484%,  9/16/2036
b
71,124
MPT Operating Partnership, LP/
MPT Finance Corporation
153,000 4.625%,  8/1/2029
g
123,063
Nasdaq, Inc.
31,000 5.350%,  6/28/2028 32,205
Nationstar Mortgage Holdings,
Inc.
24,000 5.500%,  8/15/2028
a
23,758
76,000 5.125%,  12/15/2030
a
72,907
NatWest Group plc
42,000 4.892%,  5/18/2029
b
42,437
63,000 3.754%,  11/1/2029
b
62,904
83,000 6.475%,  6/1/2034
b
87,342
Navient Corporation
30,000 5.000%,  3/15/2027 29,735
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
33,000 4.500%,  9/30/2028
a
30,970
New Mountain Finance
Corporation, Convertible
6,000 7.500%,  10/15/2025 6,045
New York Life Global Funding
44,000 4.550%,  1/28/2033
a
44,187
27,000 5.000%,  1/9/2034
a
27,902

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
Nippon Life Insurance Company
$ 130,000 5.950%,  4/16/2054
a,b
$ 135,762
55,000 5.100%,  10/16/2044
a,b
54,975
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 37,748
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 56,828
63,000 5.783%,  7/3/2034 66,188
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 42,927
42,000 3.375%,  2/1/2031 38,269
OneMain Finance Corporation
194,000 3.500%,  1/15/2027 185,429
223,000 3.875%,  9/15/2028 206,837
Panther Escrow Issuer, LLC
146,000 7.125%,  6/1/2031
a
153,141
Park Intermediate Holdings, LLC
123,000 4.875%,  5/15/2029
a
119,343
Pebblebrook Hotel Trust,
Convertible
104,000 1.750%,  12/15/2026 95,368
PNC Bank NA
42,000 2.700%,  10/22/2029 38,472
PNC Financial Services Group,
Inc.
98,000 6.200%,  9/15/2027
b,i
99,764
31,000 5.582%,  6/12/2029
b
32,267
79,000 6.250%,  3/15/2030
b,i
80,224
65,000 5.492%,  5/14/2030
b
67,923
30,000 6.875%,  10/20/2034
b
34,349
PRA Group, Inc.
80,000 8.375%,  2/1/2028
a
82,825
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
47,376
57,000 5.250%,  1/15/2035
a
58,294
Prologis, LP
41,000 5.250%,  3/15/2054 41,634
Provident Financing Trust I
47,000 7.405%,  3/15/2038 50,523
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
44,655
65,000 6.750%,  3/1/2053
b
70,553
157,000 6.500%,  3/15/2054
b
167,795
42,000 3.700%,  10/1/2050
b
38,782
Realty Income Corporation
41,000 4.875%,  6/1/2026 41,355
68,000 3.200%,  1/15/2027 66,478
63,000 3.950%,  8/15/2027 62,614
Redwood Trust, Inc., Convertible
7,000 7.750%,  6/15/2027 6,979
Regency Centers, LP
45,000 5.250%,  1/15/2034 46,451
Regions Financial Corporation
45,000 2.250%,  5/18/2025 44,207
24,000 5.750%,  6/15/2025
b,i
23,896
41,000 5.502%,  9/6/2035
b
41,723
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 37,509
50,000 5.750%,  9/15/2034 52,671
Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
Rexford Industrial Realty, LP,
Convertible
$ 32,000 4.375%,  3/15/2027
a
$ 33,216
25,000 4.125%,  3/15/2029
a,g
26,475
RGA Global Funding
26,000 5.500%,  1/11/2031
a
27,175
RHP Hotel Properties, LP/RHP
Finance Corporation
25,000 4.750%,  10/15/2027 24,695
48,000 4.500%,  2/15/2029
a
46,444
RLJ Lodging Trust, LP
45,000 4.000%,  9/15/2029
a
41,424
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
125,000 3.625%,  3/1/2029
a
117,535
59,000 3.875%,  3/1/2031
a
54,324
71,000 4.000%,  10/15/2033
a
63,423
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 83,115
47,000 2.490%,  1/6/2028
b
44,550
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
77,048
Service Properties Trust
65,000 8.375%,  6/15/2029 64,927
86,000 8.625%,  11/15/2031
a
93,521
Simon Property Group, LP
82,000 2.650%,  7/15/2030 75,185
35,000 6.250%,  1/15/2034 38,697
SLM Corporation
70,000 4.200%,  10/29/2025 69,201
Societe Generale SA
48,000 2.625%,  10/16/2024
a
47,943
49,000 1.488%,  12/14/2026
a,b
46,934
Standard Chartered plc
66,000 2.608%,  1/12/2028
a,b
62,986
35,000 5.688%,  5/14/2028
a,b
35,942
Starwood Property Trust, Inc.,
Convertible
50,000 6.750%,  7/15/2027 53,365
State Street Corporation
69,000 6.700%,  3/15/2029
b,i
71,483
42,000 4.421%,  5/13/2033
b
41,756
Sumitomo Life Insurance Company
65,000 3.375%,  4/15/2081
a,b
58,675
Sumitomo Mitsui Financial Group,
Inc.
66,000 2.174%,  1/14/2027 63,060
63,000 2.142%,  9/23/2030 55,161
59,000 5.766%,  1/13/2033 63,440
Summit Hotel Properties, Inc.,
Convertible
29,000 1.500%,  2/15/2026 27,302
Synchrony Financial
42,000 5.935%,  8/2/2030
b,g
43,149
53,000 7.250%,  2/2/2033 55,062
Synovus Bank
43,000 5.625%,  2/15/2028 43,232
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
42,912
53,000 5.523%,  7/17/2028 55,444
42,000 4.456%,  6/8/2032 41,727
44,000 5.146%,  9/10/2034
b
44,420
Truist Bank
42,000 2.250%,  3/11/2030 37,050

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Financials  12.2% - continued
Truist Financial Corporation
$ 74,000 6.047%,  6/8/2027
b
$ 75,934
42,000 1.887%,  6/7/2029
b
38,422
140,000 5.100%,  3/1/2030
b,i
137,518
105,000 5.153%,  8/5/2032
b
107,543
25,000 5.711%,  1/24/2035
b
26,337
U.S. Bancorp
59,000 4.548%,  7/22/2028
b
59,465
15,000 5.836%,  6/12/2034
b
16,016
46,000 5.678%,  1/23/2035
b
48,760
UBS Group AG
55,000 4.875%,  2/12/2027
a,b,i
52,630
83,000 3.869%,  1/12/2029
a,b
81,212
UDR, Inc.
94,000 3.000%,  8/15/2031 85,678
UniCredit SPA
49,000 5.861%,  6/19/2032
a,b
49,306
United Wholesale Mortgage, LLC
141,000 5.500%,  4/15/2029
a
137,334
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 110,193
85,000 4.200%,  5/15/2032 84,332
USB Realty Corporation
122,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,b,i
94,337
Ventas Realty, LP, Convertible
42,000 3.750%,  6/1/2026 50,967
Vornado Realty, LP
38,000 3.400%,  6/1/2031 32,761
Wells Fargo & Company
80,000 2.406%,  10/30/2025
b
79,781
107,000 3.900%,  3/15/2026
b,i
103,994
6,000 2.188%,  4/30/2026
b
5,902
46,000 3.526%,  3/24/2028
b
45,129
99,000 3.584%,  5/22/2028
b
97,080
59,000 4.808%,  7/25/2028
b
59,689
65,000 7.625%,  9/15/2028
b,g,i
70,787
230,000 4.478%,  4/4/2031
b
230,260
30,000 5.389%,  4/24/2034
b
31,116
28,000 6.491%,  10/23/2034
b
31,289
136,000 5.499%,  1/23/2035
b
142,567
Welltower OP, LLC, Convertible
68,000 2.750%,  5/15/2028
a
93,710
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
60,927
Willis North America, Inc.
33,000 5.900%,  3/5/2054 34,623
84,000 4.500%,  9/15/2028 83,959
XHR, LP
88,000 4.875%,  6/1/2029
a
84,347
Total 24,025,482
Foreign Government  0.1%
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
a
65,868
Saudi Arabian Oil Company
54,000 5.750%,  7/17/2054
a
54,676
Total 120,544
Principal
Amount Long-Term Fixed Income  83.5% Value
Mortgage-Backed Securities  13.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 846,553 2.500%,  5/1/2051 $ 739,568
623,237 3.500%,  5/1/2052 584,641
382,236 4.000%,  5/1/2052 370,241
281,401 5.000%,  7/1/2053 283,267
69,192 5.000%,  8/1/2053 69,969
239,990 5.500%,  9/1/2053 246,554
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
371,975 2.500%,  7/1/2030 358,491
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
248,094 3.500%,  5/1/2040 241,491
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,096,862 3.000%,  1/1/2052 993,737
81,122 2.000%,  2/1/2051 68,039
111,996 2.000%,  2/1/2051 93,935
478,397 2.500%,  2/1/2051 415,529
992,120 2.000%,  3/1/2051 821,743
1,154,383 4.000%,  3/1/2051 1,120,612
1,131,158 3.000%,  3/1/2052 1,018,155
725,547 2.000%,  4/1/2051 600,948
698,875 3.000%,  4/1/2051 633,108
740,065 3.000%,  5/1/2050 675,916
120,150 2.000%,  5/1/2051 100,231
362,514 3.000%,  5/1/2051 332,227
354,606 4.000%,  6/1/2052 341,033
674,842 2.500%,  7/1/2051 593,060
959,317 4.000%,  7/1/2052 922,650
197,509 3.500%,  8/1/2050 186,814
663,935 3.500%,  8/1/2052 619,104
897,458 4.500%,  8/1/2052 886,629
92,956 5.000%,  8/1/2053 93,750
206,448 3.500%,  9/1/2052 194,083
460,592 3.500%,  9/1/2052 432,876
64,516 5.000%,  9/1/2052 64,649
1,207,912 4.500%,  9/1/2053 1,189,734
341,907 4.000%,  10/1/2052 329,808
117,068 2.000%,  11/1/2051 97,958
255,786 3.500%,  11/1/2052 240,856
548,277 2.000%,  12/1/2050 457,747
1,161,820 4.500%,  12/1/2052 1,153,045
2,900,000 6.000%,  10/1/2041
c
2,963,884
350,000 4.000%,  10/1/2048
c
336,099
3,200,000 4.500%,  10/1/2048
c
3,145,687
1,575,000 5.000%,  10/1/2048
c
1,573,954
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
402,458 2.500%,  3/1/2062 335,324
338,267 3.500%,  7/1/2061 309,540
162,018 4.000%,  12/1/2061 154,423
Total 26,391,109
Technology  3.4%
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 40,981

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Technology  3.4% - continued
Akamai Technologies, Inc.,
Convertible
$ 49,000 0.125%,  5/1/2025 $ 54,439
15,000 0.375%,  9/1/2027 15,465
52,000 1.125%,  2/15/2029 52,702
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,416
Apple, Inc.
90,000 1.650%,  2/8/2031 78,669
173,000 3.750%,  9/12/2047 149,061
Automatic Data Processing, Inc.
111,000 4.450%,  9/9/2034 111,257
Block, Inc.
169,000 6.500%,  5/15/2032
a
175,983
Block, Inc., Convertible
64,000 0.250%,  11/1/2027 55,168
Boost Newco Borrower, LLC
128,000 7.500%,  1/15/2031
a
137,350
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
45,309
47,000 4.800%,  10/15/2034
c
46,961
Cadence Design Systems, Inc.
45,000 4.700%,  9/10/2034 45,281
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 73,272
Clarivate Science Holdings
Corporation
56,000 3.875%,  7/1/2028
a
53,742
Cloud Software Group, Inc.
279,000 6.500%,  3/31/2029
a
277,596
Consensus Cloud Solutions, Inc.
26,000 6.000%,  10/15/2026
a
25,929
CoreLogic, Inc.
31,000 4.500%,  5/1/2028
a
29,258
CSG Systems International, Inc.,
Convertible
61,000 3.875%,  9/15/2028 60,786
Dayforce, Inc., Convertible
65,000 0.250%,  3/15/2026
g
61,067
Dell International, LLC/EMC
Corporation
32,000 5.300%,  10/1/2029 33,330
Dell, Inc.
45,000 6.500%,  4/15/2038 49,452
Dye & Durham, Ltd.
79,000 8.625%,  4/15/2029
a
83,572
Fiserv, Inc.
67,000 5.350%,  3/15/2031 70,083
22,000 5.600%,  3/2/2033 23,299
67,000 5.450%,  3/15/2034 70,025
94,000 5.150%,  8/12/2034 96,386
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
a
5,137
63,000 7.125%,  9/30/2030
a,g
66,106
Global Payments, Inc.
42,000 5.950%,  8/15/2052 43,352
17,000 2.650%,  2/15/2025 16,840
65,000 4.950%,  8/15/2027 66,070
42,000 3.200%,  8/15/2029 39,348
Global Payments, Inc., Convertible
73,000 1.500%,  3/1/2031
a
69,715
Principal
Amount Long-Term Fixed Income  83.5% Value
Technology  3.4% - continued
Hewlett Packard Enterprise
Company
$ 77,000 4.850%,  10/15/2031 $ 76,841
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 33,411
II-VI, Inc.
58,000 5.000%,  12/15/2029
a
56,711
InterDigital, Inc., Convertible
64,000 3.500%,  6/1/2027 118,500
Iron Mountain, Inc.
109,000 5.000%,  7/15/2028
a
107,566
156,000 4.875%,  9/15/2029
a
152,778
30,000 5.250%,  7/15/2030
a
29,621
218,000 4.500%,  2/15/2031
a
206,794
Jabil, Inc.
43,000 5.450%,  2/1/2029 44,265
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 37,934
Mastercard, Inc.
46,000 2.000%,  11/18/2031 39,751
12,000 4.875%,  5/9/2034 12,413
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 20,539
Microchip Technology, Inc.,
Convertible
65,000 0.750%,  6/1/2030
a
64,447
Micron Technology, Inc.
27,000 5.300%,  1/15/2031 28,055
MKS Instruments, Inc., Convertible
115,000 1.250%,  6/1/2030
a
114,597
Moody's Corporation
43,000 4.250%,  8/8/2032 42,353
NCR Atleos Corporation
42,000 9.500%,  4/1/2029
a
46,236
NCR Voyix Corporation
73,000 5.000%,  10/1/2028
a
71,650
43,000 5.125%,  4/15/2029
a
42,077
Neptune Bidco US, Inc.
106,000 9.290%,  4/15/2029
a
103,832
Newfold Digital Holdings Group,
Inc.
31,000 11.750%,  10/15/2028
a
30,513
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 20,710
42,000 4.300%,  6/18/2029 41,789
ON Semiconductor Corporation,
Convertible
48,000 Zero Coupon,  5/1/2027 70,320
50,000 0.500%,  3/1/2029 50,550
Open Text Corporation
81,000 3.875%,  12/1/2029
a
75,297
Open Text Holdings, Inc.
180,000 4.125%,  2/15/2030
a
168,959
Oracle Corporation
88,000 5.375%,  9/27/2054 87,946
121,000 6.900%,  11/9/2052 145,851
142,000 2.950%,  4/1/2030 132,042
63,000 6.250%,  11/9/2032 69,710
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 75,772

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Technology  3.4% - continued
Pitney Bowes, Inc.
$ 26,000 6.875%,  3/15/2027
a,g
$ 25,842
Progress Software Corporation,
Convertible
31,000 1.000%,  4/15/2026
g
38,363
14,000 3.500%,  3/1/2030
a,g
16,821
PTC, Inc.
45,000 4.000%,  2/15/2028
a
43,654
RingCentral, Inc.
115,000 8.500%,  8/15/2030
a
123,032
Rocket Software, Inc.
63,000 9.000%,  11/28/2028
a
65,746
S&P Global, Inc.
46,000 2.900%,  3/1/2032 41,836
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 100,711
Seagate HDD Cayman
93,330 9.625%,  12/1/2032 108,369
Semtech Corporation, Convertible
39,000 1.625%,  11/1/2027
g
55,146
Sensata Technologies, Inc.
28,000 3.750%,  2/15/2031
a
25,635
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
a
49,485
SS&C Technologies, Inc.
148,000 5.500%,  9/30/2027
a
147,936
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 30,824
UKG, Inc.
60,000 6.875%,  2/1/2031
a
61,998
Verint Systems, Inc., Convertible
28,000 0.250%,  4/15/2026 26,026
Verisk Analytics, Inc.
95,000 5.250%,  6/5/2034 98,124
Viavi Solutions, Inc.
138,000 3.750%,  10/1/2029
a
125,223
Viavi Solutions, Inc., Convertible
9,000 1.625%,  3/15/2026 8,910
Vishay Intertechnology, Inc.,
Convertible
89,000 2.250%,  9/15/2030
g
81,480
VMware, LLC
82,000 1.400%,  8/15/2026 77,685
141,000 4.700%,  5/15/2030 142,056
61,000 2.200%,  8/15/2031 52,396
Western Digital Corporation,
Convertible
96,000 3.000%,  11/15/2028
a
142,272
Xerox Holdings Corporation
14,000 5.000%,  8/15/2025
a
13,871
147,000 5.500%,  8/15/2028
a
125,509
Xerox Holdings Corporation,
Convertible
42,000 3.750%,  3/15/2030
a
32,991
Xilinx, Inc.
24,000 2.375%,  6/1/2030 21,792
Ziff Davis, Inc., Convertible
24,000 3.625%,  3/1/2028
a
22,935
Total 6,666,905
Principal
Amount Long-Term Fixed Income  83.5% Value
Transportation  1.0%
Air Canada
$ 98,000 3.875%,  8/15/2026
a
$ 95,431
Air Transport Services Group, Inc.,
Convertible
48,000 3.875%,  8/15/2029 45,077
American Airlines Group, Inc.
45,000 3.750%,  3/1/2025
a
44,538
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
263,083 5.500%,  4/20/2026
a
262,333
50,568 5.750%,  4/20/2029
a
50,484
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
71,000 5.375%,  3/1/2029
a,g
66,364
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 38,830
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 84,679
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028
g
90,106
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
39,615 4.500%,  10/20/2025
a
39,373
ERAC USA Finance, LLC
59,000 3.850%,  11/15/2024
a
58,887
51,000 5.200%,  10/30/2034
a
53,172
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
45,375 11.000%,  4/15/2029
a
45,556
JetBlue Airways Corporation,
Convertible
54,000 2.500%,  9/1/2029
a
67,878
Mileage Plus Holdings, LLC
69,300 6.500%,  6/20/2027
a
70,162
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 64,819
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
a
39,475
31,000 5.750%,  5/24/2026
a
31,562
42,000 1.700%,  6/15/2026
a
40,078
Rand Parent, LLC
72,000 8.500%,  2/15/2030
a
73,429
RXO, Inc.
74,000 7.500%,  11/15/2027
a
76,317
Ryder System, Inc.
51,000 2.850%,  3/1/2027 49,313
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,774
Southwest Airlines Company,
Convertible
61,000 1.250%,  5/1/2025 61,453
Stena International SA
87,000 7.250%,  1/15/2031
a
91,422
United Airlines, Inc.
156,000 4.375%,  4/15/2026
a
153,496
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
a
35,137
60,000 6.375%,  2/1/2030
a,g
51,548
Total 1,923,693

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
U.S. Government & Agencies  5.3%
U.S. Treasury Notes
$ 600,000 4.750%,  7/31/2025 $ 603,211
1,000,000 4.250%,  12/31/2025 1,004,531
800,000 4.625%,  6/30/2026 812,313
4,700,000 4.375%,  7/31/2026 4,756,547
1,980,000 1.250%,  12/31/2026 1,880,149
300,000 4.125%,  7/31/2028 305,824
450,000 4.125%,  11/15/2032 462,885
565,000 3.375%,  5/15/2033 549,308
100,000 4.500%,  11/15/2033 105,605
Total 10,480,373
Utilities  3.2%
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 43,153
AES Corporation
35,000 7.600%,  1/15/2055
b
36,821
81,000 3.950%,  7/15/2030
a
77,247
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
42,047
Alliant Energy Corporation,
Convertible
29,000 3.875%,  3/15/2026 30,291
Alpha Generation, LLC
38,000 6.750%,  10/15/2032
a
38,536
Ameren Corporation
52,000 1.750%,  3/15/2028 47,809
American Electric Power
Company, Inc.
48,000 6.950%,  12/15/2054
b
51,080
42,000 2.300%,  3/1/2030 37,739
22,000 5.625%,  3/1/2033 23,211
American Water Capital
Corporation
49,000 5.450%,  3/1/2054 51,465
American Water Capital
Corporation, Convertible
58,000 3.625%,  6/15/2026 59,392
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,575
Atmos Energy Corporation
52,000 5.000%,  12/15/2054
c
50,789
Calpine Corporation
135,000 4.500%,  2/15/2028
a
131,813
CenterPoint Energy, Inc.
45,000 7.000%,  2/15/2055
b,g
46,743
62,000 1.450%,  6/1/2026 59,121
63,000 2.650%,  6/1/2031 55,770
CenterPoint Energy, Inc.,
Convertible
40,000 4.250%,  8/15/2026 40,500
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 118,047
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 53,959
43,000 5.800%,  3/1/2033 46,125
Dominion Energy, Inc.
59,000 6.875%,  2/1/2055
b
62,662
59,000 7.000%,  6/1/2054
b
64,418
55,000 4.350%,  1/15/2027
b,i
53,567
52,000 3.375%,  4/1/2030 49,284
Principal
Amount Long-Term Fixed Income  83.5% Value
Utilities  3.2% - continued
DTE Energy Company
$ 64,000 4.220%,  11/1/2024 $ 63,943
39,000 4.875%,  6/1/2028 39,818
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 91,552
Duke Energy Corporation
52,000 3.250%,  1/15/2082
b
47,971
61,000 5.800%,  6/15/2054 64,393
32,000 6.450%,  9/1/2054
b
33,226
107,000 2.450%,  6/1/2030 96,524
43,000 4.500%,  8/15/2032 42,520
35,000 5.750%,  9/15/2033 37,642
Duke Energy Corporation,
Convertible
79,000 4.125%,  4/15/2026 83,622
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 34,503
Edison International
69,000 7.875%,  6/15/2054
b
72,479
58,000 4.950%,  4/15/2025 57,955
65,000 5.000%,  12/15/2026
b,g,i
63,511
73,000 5.450%,  6/15/2029 75,815
Enel Finance International NV
81,000 1.625%,  7/12/2026
a
77,077
Entergy Corporation
42,000 1.900%,  6/15/2028 38,544
Evergy, Inc., Convertible
53,000 4.500%,  12/15/2027
a
58,353
Eversource Energy
73,000 4.600%,  7/1/2027 73,457
Exelon Corporation
137,000 5.600%,  3/15/2053 142,576
42,000 4.050%,  4/15/2030 41,358
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,866
FirstEnergy Corporation,
Convertible
65,000 4.000%,  5/1/2026 68,023
Georgia Power Company
27,000 4.950%,  5/17/2033 27,756
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
42,628
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
75,299
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 137,470
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 22,566
NextEra Energy Capital Holdings,
Inc.
20,000 3.800%,  3/15/2082
b
19,050
64,000 6.750%,  6/15/2054
b
69,062
42,000 6.051%,  3/1/2025 42,177
42,000 2.250%,  6/1/2030 37,540
NextEra Energy Capital Holdings,
Inc., Convertible
32,000 3.000%,  3/1/2027
a
41,808
NextEra Energy Operating
Partners, LP
197,000 3.875%,  10/15/2026
a
191,896
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,281

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.5% Value
Utilities  3.2% - continued
$ 34,000 6.950%,  11/30/2054
b
$ 35,123
42,000 2.950%,  9/1/2029 39,352
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 32,737
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
51,136
50,000 10.250%,  3/15/2028
a,b,i
56,398
51,000 3.375%,  2/15/2029
a
47,541
75,000 5.250%,  6/15/2029
a
74,751
NRG Energy, Inc., Convertible
34,000 2.750%,  6/1/2048 75,361
Oncor Electric Delivery Company,
LLC
62,000 5.550%,  6/15/2054
a
65,972
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 37,626
67,000 5.550%,  5/15/2029 69,595
69,000 6.950%,  3/15/2034 78,421
PG&E Corporation
17,000 7.375%,  3/15/2055
b
17,831
101,000 5.000%,  7/1/2028 100,117
PG&E Corporation, Convertible
53,000 4.250%,  12/1/2027
a
57,399
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027
a
12,984
PPL Capital Funding, Inc.
84,000 5.250%,  9/1/2034 86,489
Public Service Enterprise Group,
Inc.
30,000 5.875%,  10/15/2028 31,640
42,000 1.600%,  8/15/2030 35,901
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 34,874
Sempra
32,000 6.400%,  10/1/2054
b
32,060
84,000 4.875%,  10/15/2025
b,i
83,098
Southern California Edison
Company
70,000 5.450%,  6/1/2031 74,067
21,000 5.950%,  11/1/2032 22,855
Southern Company
40,000 5.700%,  10/15/2032 42,866
102,000 4.850%,  3/15/2035 102,822
41,000 4.000%,  1/15/2051
b
40,421
106,000 3.750%,  9/15/2051
b
102,591
Southern Company, Convertible
79,000 3.875%,  12/15/2025 87,848
37,000 4.500%,  6/15/2027
a
40,478
TerraForm Power Operating, LLC
196,000 5.000%,  1/31/2028
a
193,911
TXNM Energy, Inc., Convertible
23,000 5.750%,  6/1/2054
a
24,935
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 53,174
Vistra Corporation
48,000 8.000%,  10/15/2026
a,b,i
50,282
122,000 7.000%,  12/15/2026
a,b,i
124,538
Vistra Operations Company, LLC
323,000 5.000%,  7/31/2027
a
321,422
Principal
Amount Long-Term Fixed Income  83.5% Value
Utilities  3.2% - continued
WEC Energy Group, Inc.,
Convertible
$ 20,000 4.375%,  6/1/2027
a
$ 21,759
35,000 4.375%,  6/1/2029
a
38,728
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 50,371
65,000 4.600%,  6/1/2032 64,394
Total 6,248,293
Total Long-Term Fixed Income
(cost $165,356,842) 164,994,059
Shares
Registered Investment
Companies   13.3% Value
U.S. Affiliated   9.3%
2,179,263 Thrivent Core Emerging Markets
Debt Fund 18,262,225
Total 18,262,225
U.S. Unaffiliated   4.0%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 121,400
23,877 abrdn Income Credit Strategies
Fund 158,066
4,056 abrdn Total Dynamic Dividend
Fund 36,910
13,565 AllianceBernstein Global High
Income Fund, Inc. 153,827
23,300 Allspring Income Opportunities
Fund 166,129
2,837 Barings Global Short Duration
High Yield Fund 43,066
2,497 BlackRock Capital Allocation Term
Trust 41,076
3,875 BlackRock Core Bond Trust 46,655
15,679 BlackRock Corporate High Yield
Fund, Inc. 157,731
16,164 BlackRock Credit Allocation
Income Trust 182,330
2,248 BlackRock Debt Strategies Fund,
Inc. 24,795
3,393 BlackRock Enhanced Equity
Dividend Trust 29,349
15,208 BlackRock Enhanced Global
Dividend Trust 171,242
10,526 BlackRock Enhanced International
Dividend Trust 61,051
800 BlackRock Floating Rate Income
Strategies Fund, Inc. 10,560
5,032 BlackRock Income Trust, Inc. 62,548
8,215 BlackRock Multi-Sector Income
Trust 124,868
12,135 Blackstone Strategic Credit 2027
Term Fund 149,503
2,724 BNY Mellon High Yield Strategies
Fund 7,328
11,134 Cornerstone Strategic Value Fund,
Inc. 85,509
15,475 Eaton Vance Limited Duration
Income Fund 162,642
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 52,878
1,131 Invesco Dynamic Credit
Opportunities Fund
d
11,779

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  13.3% Value
U.S. Unaffiliated   4.0%  - continued
27,500 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
$ 3,106,950
3,000 iShares Preferred and Income
Securities ETF
g
99,690
690 New America High Income Fund,
Inc. 5,748
25,612 Nuveen Credit Strategies Income
Fund 148,293
1,581 Nuveen Floating Rate Income
Fund/Closed-End Fund 13,944
722 Nuveen Global High Income Fund 9,660
14,329 Nuveen Preferred Income
Opportunities Fund 115,635
13,322 PGIM Global High Yield Fund, Inc. 170,255
13,066 PGIM High Yield Bond Fund, Inc. 182,140
5,770 Pimco Dynamic Income Fund 116,958
8,234 PIMCO High Income Fund 41,170
5,968 PIMCO Income Strategy Fund II 45,476
1,660 Tri-Continental Corporation 54,846
8,800 Vanguard Intermediate-Term
Corporate Bond ETF
g
737,000
3,968 Vanguard Short-Term Corporate
Bond ETF 315,139
10,701 Virtus Convertible & Income Fund
g
37,453
12,712 Virtus Dividend, Interest &
Premium Strategy Fund 165,765
2,300 Virtus Equity & Convertible Income
Fund 52,923
571 Voya Asia Pacific High Dividend
Equity Income Fund 3,911
21,985 Voya Global Equity Dividend &
Premium Opportunity Fund 123,995
2,627 Western Asset Diversified Income
Fund 41,191
40,077 Western Asset High Income
Opportunity Fund, Inc. 162,312
Total 7,811,696
Total Registered Investment
Companies (cost $27,779,174) 26,073,921
Shares
Collateral Held for Securities
Loaned 4.2% Value
8,223,299 Thrivent Cash Management Trust 8,223,299
Total Collateral Held for
Securities Loaned
(cost $8,223,299) 8,223,299
Shares Preferred Stock 1.0% Value
Basic Materials  <0.1%
1,660 Albemarle Corporation,
Convertible, 7.250% 74,700
Total 74,700
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
i
85,616
3,500 Telephone and Data Systems, Inc.,
6.000%
i
67,865
Total 153,481
Financials  0.8%
1,425 AEGON Funding Company, LLC,
5.100% 31,706
3,200 Allstate Corporation, 5.100%
i
78,688
Shares Preferred Stock  1.0% Value
Financials  0.8% - continued
1,080 Apollo Global Management, Inc.,
Convertible, 6.750% $ 73,429
4,350 Bank of America Corporation,
4.250%
i
88,957
3,300 Bank of America Corporation,
4.375%
i
69,432
1,650 Bank of America Corporation,
4.750%
i
37,636
3,300 Bank of America Corporation,
5.000%
i
77,253
91 Bank of America Corporation,
Convertible, 7.250%
i
115,844
2,600 Capital One Financial Corporation,
5.000%
i
55,770
525 Citizens Financial Group, Inc.,
7.375%
i
14,185
1,275 Equitable Holdings, Inc., 5.250%
g,i
29,542
3,600 J.P. Morgan Chase & Company,
4.200%
i
76,140
3,300 J.P. Morgan Chase & Company,
4.625%
i
75,570
3,125 J.P. Morgan Chase & Company,
4.750%
i
73,969
2,000 KeyCorp, 6.200%
b,i
49,000
2,300 Morgan Stanley, 4.250%
i
47,610
1,380 Morgan Stanley, 5.850%
b,i
34,376
2,200 Morgan Stanley, 7.125%
b,i
55,660
2,925 Public Storage, 4.125%
i
59,290
668 Public Storage, 4.625%
i
14,643
100 Public Storage, 4.700%
i
2,247
550 Regions Financial Corporation,
5.700%
b,g,i
13,426
425 Synovus Financial Corporation,
8.397%
b,i
11,190
1,800 U.S. Bancorp, 4.000%
i
35,550
2,000 Wells Fargo & Company, 4.250%
i
40,540
3,300 Wells Fargo & Company, 4.375%
i
68,508
1,750 Wells Fargo & Company, 4.750%
i
37,958
110 Wells Fargo & Company,
Convertible, 7.500%
i
141,042
Total 1,509,161
Technology  <0.1%
1,024 Hewlett Packard Enterprise
Company, Convertible, 7.625%
k
61,962
Total 61,962
Utilities  0.1%
4,025 CMS Energy Corporation, 4.200%
i
79,655
755 NextEra Energy, Inc., Convertible,
6.926% 35,651
944 NextEra Energy, Inc., Convertible,
7.299% 52,581
2,875 Southern Company, 4.950% 68,252
Total 236,139
Total Preferred Stock
(cost $2,138,682) 2,035,443
Shares Common Stock <0.1% Value
Communications Services  <0.1%
31 Liberty Media Corporation-Liberty
Formula One Group
k
2,400
Total 2,400

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  <0.1% Value
Financials  <0.1%
428 AGNC Investment Corporation $ 4,477
236 Annaly Capital Management, Inc. 4,736
445 Apollo Commercial Real Estate
Finance, Inc. 4,090
224 Chimera Investment Corporation 3,546
761 Rithm Capital Corporation 8,637
Total 25,486
Information Technology  <0.1%
84 Semtech Corporation
k
3,836
Total 3,836
Materials  <0.1%
674 United States Steel Corporation 23,813
Total 23,813
Total Common Stock
(cost $59,046) 55,535
Shares or
Principal
Amount Short-Term Investments 6.6% Value
Federal Home Loan Bank Discount
Notes
200,000 5.170%, 10/9/2024
l,m
199,768
Thrivent Core Short-Term Reserve
Fund
1,277,785 5.250% 12,777,845
U.S. Treasury Bills
100,000 4.790%, 11/21/2024
l,n
99,344
Total Short-Term Investments
(cost $13,075,213) 13,076,957
Total Investments (cost
$216,632,256) 108.6% $214,459,214
Other Assets and Liabilities, Net
(8.6%) (16,910,209)
Total Net Assets 100.0% $197,549,005
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2024, the value of these investments was $78,423,677 or
39.7% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is insured or guaranteed.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2024.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of September 30, 2024
was $237,362 or 0.12% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/24/2015 $ 118,598
Credit Suisse Group AG  5/17/2021 70,948
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 226,920
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of September 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,176,535
Common Stock 3,802,856
Total lending $7,979,391
Gross amount payable upon return of
collateral for securities loaned $8,223,299
Net amounts due to counterparty $243,908
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,411,210 – 22,018,710 392,500
Basic Materials 3,219,831 – 3,219,831 –
Capital Goods 6,506,946 – 6,506,946 –
Collateralized Mortgage Obligations 17,402,806 – 16,902,806 500,000
Commercial Mortgage-Backed Securities 1,012,274 – 1,012,274 –
Communications Services 8,119,067 – 8,119,067 –
Consumer Cyclical 11,240,662 – 11,240,662 –
Consumer Non-Cyclical 9,779,102 – 9,779,102 –
Energy 9,445,762 – 9,445,762 –
Financials 24,025,482 – 24,025,482 –
Foreign Government 120,544 – 120,544 –
Mortgage-Backed Securities 26,391,109 – 26,391,109 –
Technology 6,666,905 – 6,666,905 –
Transportation 1,923,693 – 1,923,693 –
U.S. Government & Agencies 10,480,373 – 10,480,373 –
Utilities 6,248,293 – 6,248,293 –
Registered Investment Companies
U.S. Unaffiliated 7,811,696 7,799,917 – 11,779
Preferred Stock
Basic Materials 74,700 74,700 – –
Communications Services 153,481 153,481 – –
Financials 1,509,161 1,509,161 – –
Technology 61,962 61,962 – –
Utilities 236,139 147,907 88,232 –
Common Stock
Communications Services 2,400 2,400 – –
Financials 25,486 25,486 – –
Information Technology 3,836 3,836 – –
Materials 23,813 23,813 – –
Short-Term Investments 299,112 – 299,112 –
Subtotal Investments in Securities $175,195,845 $9,802,663 $164,488,903 $904,279
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 18,262,225
Affiliated Short-Term Investments 12,777,845
Collateral Held for Securities Loaned 8,223,299
Subtotal Other Investments $39,263,369
Total Investments at Value $214,459,214
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 18,265 18,265 – –
Total Asset Derivatives $18,265 $18,265 $– $–
Liability Derivatives
Credit Default Swaps 18,672 – 18,672 –
Total Liability Derivatives $18,672 $– $18,672 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling $199,768 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 December 2024 $ 8,727,907 $ 18,265
Total Futures Long Contracts $ 8,727,907 $ 18,265
Total Futures Contracts $ 8,727,907 $18,265
The following table presents Opportunity Income Plus Portfolio's credit default swap contracts held as of September 30, 2024. Investments totaling $99,344 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 1,265,000 $ – ( $ 18,672) ( $ 18,672)
Total Credit Default Swaps $– ($18,672) ($18,672)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,046 $4,434 $2,586 $18,262 2,179 9.3%
Total U.S. Affiliated Registered Investment
Companies 16,046 18,262 9.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% 7,293 82,235 76,750 12,778 1,278 6.5
Total Affiliated Short-Term Investments 7,293 12,778 6.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,208 42,063 38,048 8,223 8,223 4.2
Total Collateral Held for Securities Loaned 4,208 8,223 4.2
Total Value $27,547 $39,263
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($510) $878 $ – $700
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% – – – 379
Total Income/Non Cash Income from Affiliated
Investments $1,079
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total Value ($510) $878 $ –

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.0% Value
Data Center REITs  9.3%
28,298 Digital Realty Trust, Inc. $ 4,579,465
12,098 Equinix, Inc. 10,738,548
Total 15,318,013
Diversified REITs  2.6%
91,593 Broadstone Net Lease, Inc. 1,735,687
71,725 Essential Properties Realty Trust,
Inc. 2,449,409
2,385 WP Carey, Inc. 148,586
Total 4,333,682
Health Care REITs  10.7%
27,889 Alexandria Real Estate Equities,
Inc. 3,311,819
60,387 Global Medical REIT, Inc. 598,435
29,204 Healthpeak Properties, Inc. 667,895
15,817 National Health Investors, Inc. 1,329,577
113,883 Sabra Health Care REIT, Inc. 2,119,363
22,717 Ventas, Inc. 1,456,841
63,620 Welltower, Inc. 8,145,269
Total 17,629,199
Hotel & Resort REITs  1.3%
113,545 DiamondRock Hospitality
Company 991,248
11,850 Host Hotels & Resorts, Inc. 208,560
64,536 Xenia Hotels & Resorts, Inc. 953,196
Total 2,153,004
Industrial REITs  13.7%
12,943 EastGroup Properties, Inc. 2,418,011
39,649 First Industrial Realty Trust, Inc. 2,219,551
193,899 Industrial Logistics Properties Trust 922,959
14,397 Innovative Industrial Properties,
Inc. 1,937,836
30,350 Plymouth Industrial REIT, Inc. 685,910
95,430 Prologis, Inc. 12,050,901
6,884 Rexford Industrial Realty, Inc. 346,334
52,707 STAG Industrial, Inc. 2,060,317
271 Terreno Realty Corporation 18,111
Total 22,659,930
Multi-Family Residential REITs  9.7%
23,010 AvalonBay Communities, Inc. 5,183,003
22,243 Equity Residential 1,656,214
12,440 Essex Property Trust, Inc. 3,675,025
95,618 Independence Realty Trust, Inc. 1,960,169
3,248 Mid-America Apartment
Communities, Inc. 516,107
67,995 UDR, Inc. 3,082,893
Total 16,073,411
Office REITs  1.8%
9,590 BXP, Inc. 771,612
15,839 COPT Defense Properties 480,397
59,384 Cousins Properties, Inc. 1,750,640
Total 3,002,649
Other Specialized REITs  9.7%
25,528 EPR Properties 1,251,893
58,767 Four Corners Property Trust, Inc. 1,722,461
59,445 Gaming and Leisure Properties,
Inc. 3,058,445
20,126 Iron Mountain, Inc. 2,391,573
Shares Common Stock  99.0% Value
Other Specialized REITs  9.7% - continued
4,214 Lamar Advertising Company $ 562,990
29,466 Safehold, Inc. 772,893
164,593 Uniti Group, Inc. 928,305
158,979 VICI Properties, Inc. 5,295,590
Total 15,984,150
Retail REITs  15.9%
35,736 Agree Realty Corporation 2,691,993
81,143 Brixmor Property Group, Inc. 2,260,644
22,942 Getty Realty Corporation 729,785
38,248 InvenTrust Properties Corporation 1,085,096
127,202 Kimco Realty Corporation 2,953,630
75,963 Kite Realty Group Trust 2,017,577
43,094 NetSTREIT Corporation 712,344
23,747 NNN REIT, Inc. 1,151,492
73,186 Realty Income Corporation 4,641,456
13,140 Regency Centers Corporation 949,102
30,283 Simon Property Group, Inc. 5,118,433
59,334 Tanger, Inc. 1,968,702
Total 26,280,254
Self-Storage REITs  6.3%
16,362 Extra Space Storage, Inc. 2,948,269
20,595 Public Storage 7,493,902
Total 10,442,171
Single-Family Residential REITs  5.4%
31,969 American Homes 4 Rent 1,227,290
11,658 Equity Lifestyle Properties, Inc. 831,682
104,239 Invitation Homes, Inc. 3,675,467
24,344 Sun Communities, Inc. 3,290,091
Total 9,024,530
Telecom Tower REITs  11.8%
59,303 American Tower Corporation 13,791,506
35,843 Crown Castle, Inc. 4,252,055
6,096 SBA Communications Corporation 1,467,307
Total 19,510,868
Timber REITs  0.8%
40,209 Weyerhaeuser Company 1,361,477
Total 1,361,477
Total Common Stock
(cost $109,288,634) 163,773,338
Shares or
Principal
Amount Short-Term Investments 0.8% Value
Federal Home Loan Bank Discount
Notes
100,000 4.800%, 11/29/2024
a,b
99,247
Thrivent Core Short-Term Reserve
Fund
130,490 5.250% 1,304,897
Total Short-Term Investments
(cost $1,404,111) 1,404,144
Total Investments (cost
$110,692,745) 99.8% $165,177,482
Other Assets and Liabilities, Net
0.2% 270,860
Total Net Assets 100.0% $165,448,342

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 15,318,013 15,318,013 – –
Diversified REITs 4,333,682 4,333,682 – –
Health Care REITs 17,629,199 17,629,199 – –
Hotel & Resort REITs 2,153,004 2,153,004 – –
Industrial REITs 22,659,930 22,659,930 – –
Multi-Family Residential REITs 16,073,411 16,073,411 – –
Office REITs 3,002,649 3,002,649 – –
Other Specialized REITs 15,984,150 15,984,150 – –
Retail REITs 26,280,254 26,280,254 – –
Self-Storage REITs 10,442,171 10,442,171 – –
Single-Family Residential REITs 9,024,530 9,024,530 – –
Telecom Tower REITs 19,510,868 19,510,868 – –
Timber REITs 1,361,477 1,361,477 – –
Short-Term Investments 99,247 – 99,247 –
Subtotal Investments in Securities $163,872,585 $163,773,338 $99,247 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,304,897
Subtotal Other Investments $1,304,897
Total Investments at Value $165,177,482
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,023 27,023 – –
Total Asset Derivatives $27,023 $27,023 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$99,247 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 44 December 2024 $ 1,252,112 $ 27,023
Total Futures Long Contracts $ 1,252,112 $ 27,023
Total Futures Contracts $ 1,252,112 $27,023
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $905 $11,947 $11,547 $1,305 130 0.8%
Total Affiliated Short-Term Investments 905 1,305 0.8
Total Value $905 $1,305
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $45
Total Income/Non Cash Income from Affiliated
Investments $45
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.5% Value
Communications Services  2.5%
75,649 Cargurus, Inc.
a
$ 2,271,740
52,439 QuinStreet, Inc.
a
1,003,158
Total 3,274,898
Consumer Discretionary  14.2%
16,190 Boot Barn Holdings, Inc.
a
2,708,263
23,433 Champion Homes, Inc.
a
2,222,620
8,432 Grand Canyon Education, Inc.
a
1,196,079
3,917 Group 1 Automotive, Inc. 1,500,368
6,210 Installed Building Products, Inc. 1,529,337
14,552 Modine Manufacturing Company
a
1,932,360
11,426 Patrick Industries, Inc. 1,626,719
14,903 SharkNinja, Inc. 1,620,105
70,268 Stoneridge, Inc.
a
786,299
13,455 Texas Roadhouse, Inc. 2,376,153
17,314 Wyndham Hotels & Resorts, Inc. 1,352,916
Total 18,851,219
Consumer Staples  3.6%
14,867 e.l.f. Beauty, Inc.
a
1,620,949
14,904 J & J Snack Foods Corporation 2,565,276
3,212 Lancaster Colony Corporation 567,143
Total 4,753,368
Energy  2.0%
4,402 Gulfport Energy Corporation
a
666,243
18,102 Matador Resources Company 894,601
43,083 TechnipFMC plc 1,130,067
Total 2,690,911
Financials  8.3%
27,496 Glacier Bancorp, Inc. 1,256,567
11,901 Hamilton Lane, Inc. 2,004,010
11,214 Houlihan Lokey, Inc. 1,772,036
3,837 Kinsale Capital Group, Inc. 1,786,392
11,892 RLI Corporation 1,843,022
28,992 Triumph Financial, Inc.
a
2,306,024
Total 10,968,051
Health Care  20.3%
1,665 Argenx SE ADR
a
902,563
3,656 Ascendis Pharma AS ADR
a
545,877
2,146 Chemed Corporation 1,289,682
16,762 Encompass Health Corporation 1,619,880
36,945 Globus Medical, Inc.
a
2,643,045
20,112 Haemonetics Corporation
a
1,616,603
18,603 Halozyme Therapeutics, Inc.
a
1,064,836
24,576 HealthEquity, Inc.
a
2,011,546
8,011 Inspire Medical Systems, Inc.
a
1,690,721
11,529 Natera, Inc.
a
1,463,606
67,894 Option Care Health, Inc.
a
2,125,082
63,891 Paragon 28, Inc.
a
426,792
9,130 Penumbra, Inc.
a
1,774,050
13,444 Repligen Corporation
a
2,000,736
22,066 RxSight, Inc.
a
1,090,722
100,821 scPharmaceuticals, Inc.
a
459,744
67,901 Stevanato Group SPA 1,358,020
28,281 Twist Bioscience Corporation
a
1,277,736
36,015 Vericel Corporation
a
1,521,634
Total 26,882,875
Industrials  20.6%
13,834 AAR Corporation
a
904,190
Shares Common Stock  98.5% Value
Industrials  20.6% - continued
55,928 Badger Infrastructure Solutions,
Ltd. $ 1,520,553
15,604 Beacon Roofing Supply, Inc.
a
1,348,654
13,610 BWX Technologies, Inc. 1,479,407
18,010 Casella Waste Systems, Inc.
a
1,791,815
25,841 CECO Environmental Corporation
a
728,716
74,642 ExlService Holdings, Inc.
a
2,847,592
31,923 Flowserve Corporation 1,650,100
28,624 Fluor Corporation
a
1,365,651
33,899 Helios Technologies, Inc. 1,616,982
115,605 Janus International Group, Inc.
a
1,168,767
17,910 Korn Ferry 1,347,548
5,437 Landstar System, Inc. 1,026,886
84,942 Masterbrand, Inc.
a
1,574,825
3,641 Saia, Inc.
a
1,592,064
26,000 Schneider National, Inc. 742,040
9,358 Simpson Manufacturing Company,
Inc. 1,789,905
16,010 Timken Company 1,349,483
27,947 WNS Holdings, Ltd.
a
1,473,086
Total 27,318,264
Information Technology  22.7%
16,428 Agilysys, Inc.
a
1,790,159
14,847 ASGN, Inc.
a
1,384,186
5,396 CyberArk Software, Ltd.
a
1,573,528
22,581 Descartes Systems Group, Inc.
a
2,324,940
10,682 Fabrinet
a
2,525,652
27,974 Gitlab, Inc.
a
1,441,780
20,038 Guidewire Software, Inc.
a
3,665,752
50,747 JFrog, Ltd.
a
1,473,693
36,973 Lattice Semiconductor
Corporation
a
1,962,157
7,896 Littelfuse, Inc. 2,094,414
10,734 Onto Innovation, Inc.
a
2,227,949
32,964 PDF Solutions, Inc.
a
1,044,299
11,922 Silicon Laboratories, Inc.
a
1,377,825
58,796 TTM Technologies, Inc.
a
1,073,027
43,555 Varonis Systems, Inc.
a
2,460,857
21,181 Workiva, Inc.
a
1,675,841
Total 30,096,059
Materials  1.5%
33,273 Summit Materials, Inc.
a
1,298,645
45,612 Tronox Holdings plc 667,304
Total 1,965,949
Real Estate  2.8%
17,189 Agree Realty Corporation 1,294,847
32,236 National Storage Affiliates Trust 1,553,775
13,021 Terreno Realty Corporation 870,194
Total 3,718,816
Total Common Stock
(cost $101,859,836) 130,520,410

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments 1.6% Value
Thrivent Core Short-Term Reserve
Fund
207,158 5.250% $ 2,071,578
Total Short-Term Investments
(cost $2,071,578) 2,071,578
Total Investments (cost
$103,931,414) 100.1% $132,591,988
Other Assets and Liabilities, Net
(0.1%) (108,492)
Total Net Assets 100.0% $132,483,496
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,274,898 3,274,898 – –
Consumer Discretionary 18,851,219 18,851,219 – –
Consumer Staples 4,753,368 4,753,368 – –
Energy 2,690,911 2,690,911 – –
Financials 10,968,051 10,968,051 – –
Health Care 26,882,875 26,882,875 – –
Industrials 27,318,264 25,797,711 1,520,553 –
Information Technology 30,096,059 30,096,059 – –
Materials 1,965,949 1,965,949 – –
Real Estate 3,718,816 3,718,816 – –
Subtotal Investments in Securities $130,520,410 $128,999,857 $1,520,553 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,071,578
Subtotal Other Investments $2,071,578
Total Investments at Value $132,591,988
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $2,775 $29,011 $29,714 $2,072 207 1.6%
Total Affiliated Short-Term Investments 2,775 2,072 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,870 1,870 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $2,775 $2,072
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $109
Total Income/Non Cash Income from Affiliated
Investments $109
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.3% Value
Communications Services  3.4%
3,619 Cable One, Inc. $ 1,265,890
68,611 Cargurus, Inc.
a
2,060,388
47,697 Cars.com, Inc.
a
799,402
83,857 Cinemark Holdings, Inc.
a
2,334,579
33,114 Cogent Communications Holdings 2,514,015
59,545 Consolidated Communications
Holdings, Inc.
a
276,289
94,773 EchoStar Corporation
a
2,352,266
46,856 Gogo, Inc.
a
336,426
55,515 IAC, Inc.
a
2,987,817
32,374 John Wiley and Sons, Inc. 1,562,046
798,490 Lumen Technologies, Inc.
a
5,669,279
13,118 Madison Square Garden Sports
Corporation
a
2,731,955
43,408 QuinStreet, Inc.
a
830,395
19,608 Scholastic Corporation 627,652
35,998 Shenandoah Telecommunications
Company 507,932
19,191 Shutterstock, Inc. 678,786
20,194 TechTarget, Inc.
a
493,743
129,912 TEGNA, Inc. 2,050,011
76,581 Telephone and Data Systems, Inc. 1,780,508
26,798 Thryv Holdings, Inc.
a
461,730
85,972 Tripadvisor, Inc.
a
1,245,734
52,542 Yelp, Inc.
a
1,843,173
35,135 Ziff Davis, Inc.
a
1,709,669
Total 37,119,685
Consumer Discretionary  14.4%
56,639 Academy Sports and Outdoors,
Inc. 3,305,452
68,469 Adient plc
a
1,545,345
29,597 Adtalem Global Education, Inc.
a
2,233,982
46,821 Advance Auto Parts, Inc. 1,825,551
92,335 American Axle & Manufacturing
Holdings, Inc.
a
570,630
140,371 American Eagle Outfitters, Inc. 3,142,907
15,690 Asbury Automotive Group, Inc.
a
3,743,477
175,301 Bath & Body Works, Inc. 5,595,608
18,183 BJ's Restaurants, Inc.
a
592,039
59,387 Bloomin' Brands, Inc. 981,667
23,955 Boot Barn Holdings, Inc.
a
4,007,192
34,938 Brinker International, Inc.
a
2,673,805
23,490 Buckle, Inc. 1,032,855
27,587 Caleres, Inc. 911,750
6,481 Cavco Industries, Inc.
a
2,775,423
21,655 Century Communities, Inc. 2,230,032
36,753 Cheesecake Factory, Inc. 1,490,334
13,531 Chuy's Holdings, Inc.
a
506,059
17,435 Cracker Barrel Old Country Store,
Inc. 790,677
101,326 Dana, Inc. 1,070,003
24,853 Dave & Buster's Entertainment,
Inc.
a
846,245
21,367 Dorman Products, Inc.
a
2,417,035
17,760 Ethan Allen Interiors, Inc. 566,366
90,114 Etsy, Inc.
a
5,004,030
64,712 Foot Locker, Inc. 1,672,158
32,733 Fox Factory Holding Corporation
a
1,358,420
60,094 Frontdoor, Inc.
a
2,883,911
24,607 Gentherm, Inc.
a
1,145,456
31,089 G-III Apparel Group, Ltd.
a
948,836
16,677 Golden Entertainment, Inc. 530,162
24,110 Green Brick Partners, Inc.
a
2,013,667
10,276 Group 1 Automotive, Inc. 3,936,119
Shares Common Stock  99.3% Value
Consumer Discretionary  14.4% - continued
22,278 Guess ?, Inc.
b
$ 448,456
276,174 Hanesbrands, Inc.
a
2,029,879
17,915 Helen of Troy, Ltd.
a
1,108,043
18,296 Installed Building Products, Inc. 4,505,756
15,019 Jack in the Box, Inc. 698,984
87,329 Kohl's Corporation 1,842,642
39,356 Kontoor Brands, Inc. 3,218,534
33,027 La-Z-Boy, Inc. 1,417,849
19,995 LCI Industries 2,410,197
105,359 Leggett & Platt, Inc. 1,434,990
145,076 Leslie's, Inc.
a
458,440
16,240 LGI Homes, Inc.
a
1,924,765
21,527 M/I Homes, Inc.
a
3,688,867
15,423 MarineMax, Inc.
a
543,969
28,527 Meritage Homes Corporation 5,850,032
73,292 Mister Car Wash, Inc.
a
477,131
9,998 Monarch Casino & Resort, Inc. 792,541
23,497 Monro, Inc. 678,123
61,752 National Vision Holdings, Inc.
a
673,714
326,680 Newell Brands, Inc. 2,508,902
26,371 ODP Corporation
a
784,537
11,571 Oxford Industries, Inc. 1,003,900
25,621 Papa John's International, Inc. 1,380,203
17,592 Patrick Industries, Inc. 2,504,573
117,471 PENN Entertainment, Inc.
a
2,215,503
48,478 Perdoceo Education Corporation 1,078,151
34,300 Phinia, Inc. 1,578,829
302,883 Sabre Corporation
a
1,111,581
80,604 Sally Beauty Holdings, Inc.
a
1,093,796
31,398 Shake Shack, Inc.
a
3,240,588
13,862 Shoe Carnival, Inc. 607,849
35,029 Signet Jewelers, Ltd. 3,612,891
73,126 Six Flags Entertainment
Corporation 2,947,709
11,449 Sonic Automotive, Inc. 669,538
95,028 Sonos, Inc.
a
1,167,894
16,198 Standard Motor Products, Inc. 537,774
57,025 Steven Madden, Ltd. 2,793,655
19,143 Strategic Education, Inc. 1,771,685
33,412 Stride, Inc.
a
2,850,378
13,236 Sturm, Ruger & Company, Inc. 551,677
111,141 Topgolf Callaway Brands
Corporation
a
1,220,328
73,495 Tri Pointe Homes, Inc.
a
3,330,058
38,219 Upbound Group, Inc. 1,222,626
44,740 Urban Outfitters, Inc.
a
1,713,989
259,778 VF Corporation 5,182,571
61,488 Victoria's Secret & Company
a
1,580,242
45,867 Vista Outdoor, Inc.
a
1,797,069
22,738 Winnebago Industries, Inc. 1,321,305
62,832 Wolverine World Wide, Inc. 1,094,533
24,406 Worthington Enterprises, Inc. 1,011,629
17,799 XPEL, Inc.
a
771,943
Total 154,808,011
Consumer Staples  3.1%
25,231 Andersons, Inc. 1,265,082
62,167 B&G Foods, Inc. 552,043
31,961 Cal-Maine Foods, Inc. 2,391,961
7,482 Central Garden & Pet Company
a
272,869
40,840 Central Garden & Pet Company,
Class A
a
1,282,376
27,209 Chefs' Warehouse, Inc.
a
1,143,050
38,722 Edgewell Personal Care Company 1,407,157
51,306 Energizer Holdings, Inc. 1,629,479

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.3% Value
Consumer Staples  3.1% - continued
26,351 Fresh Del Monte Produce, Inc. $ 778,409
76,951 Grocery Outlet Holding
Corporation
a
1,350,490
70,554 Hain Celestial Group, Inc.
a
608,881
14,083 Inter Parfums, Inc. 1,823,467
12,203 J & J Snack Foods Corporation 2,100,380
7,072 John B. Sanfilippo & Son, Inc. 666,960
11,051 MGP Ingredients, Inc.
b
919,996
18,372 National Beverage Corporation 862,382
19,747 PriceSmart, Inc. 1,812,380
71,559 Simply Good Foods Company
a
2,488,106
26,500 SpartanNash Company 593,865
12,945 Tootsie Roll Industries, Inc. 400,907
36,681 TreeHouse Foods, Inc.
a
1,539,868
46,701 United Natural Foods, Inc.
a
785,511
19,391 Universal Corporation 1,029,856
8,678 USANA Health Sciences, Inc.
a
329,070
106,284 Vector Group, Ltd.
c
1,585,757
10,639 WD-40 Company 2,743,585
51,942 WK Kellogg Company 888,728
Total 33,252,615
Energy  4.4%
132,666 Archrock, Inc. 2,685,160
19,328 Bristow Group, Inc.
a
670,488
52,206 Cactus, Inc. 3,115,132
54,640 California Resources Corporation 2,866,961
71,148 Comstock Resources, Inc.
b
791,877
21,005 CONSOL Energy, Inc. 2,198,173
36,840 Core Laboratories, Inc. 682,645
26,841 CVR Energy, Inc.
b
618,148
28,448 Dorian LPG, Ltd. 979,180
50,773 Green Plains, Inc.
a
687,466
112,241 Helix Energy Solutions Group, Inc.
a
1,245,875
77,551 Helmerich & Payne, Inc. 2,359,101
27,055 Innovex International, Inc.
a
397,167
129,833 Liberty Energy, Inc. 2,478,512
147,762 Magnolia Oil & Gas Corporation
b
3,608,348
7,049 Nabors Industries, Ltd.
a
454,449
78,287 Northern Oil and Gas, Inc. 2,772,143
79,692 Oceaneering International, Inc.
a
1,981,940
44,236 Par Pacific Holdings, Inc.
a
778,554
280,879 Patterson-UTI Energy, Inc. 2,148,724
98,868 Peabody Energy Corporation 2,623,957
62,984 ProPetro Holding Corporation
a
482,457
12,096 REX American Resources
Corporation
a
559,924
64,877 RPC, Inc. 412,618
89,851 SM Energy Company 3,591,345
97,617 Talos Energy, Inc.
a
1,010,336
37,924 Tidewater, Inc.
a
2,722,564
21,182 Vital Energy, Inc.
a
569,796
46,406 World Kinect Corporation 1,434,410
Total 46,927,450
Financials  18.7%
37,255 Ambac Financial Group, Inc.
a
417,629
50,793 Ameris Bancorp 3,168,975
14,966 AMERISAFE, Inc. 723,307
99,951 Apollo Commercial Real Estate
Finance, Inc. 918,550
148,065 Arbor Realty Trust, Inc. 2,303,891
38,296 ARMOUR Residential REIT, Inc. 781,238
54,892 Artisan Partners Asset
Management, Inc. 2,377,921
Shares Common Stock  99.3% Value
Financials  18.7% - continued
38,838 Assured Guaranty, Ltd. $ 3,088,398
70,506 Atlantic Union Bankshares
Corporation 2,655,961
42,499 Axos Financial, Inc.
a
2,672,337
108,153 Banc of California, Inc. 1,593,094
15,559 BancFirst Corporation 1,637,585
38,447 Bancorp, Inc.
a
2,056,914
31,200 Bank of Hawaii Corporation 1,958,424
58,704 BankUnited, Inc. 2,139,174
27,058 Banner Corporation 1,611,574
33,139 Berkshire Hills Bancorp, Inc. 892,433
297,162 BGC Group, Inc. 2,727,947
136,342 Blackstone Mortgage Trust, Inc. 2,591,861
39,011 Bread Financial Holdings, Inc. 1,856,143
21,831 BrightSphere Investment Group 554,507
69,821 Brookline Bancorp, Inc. 704,494
95,898 Capitol Federal Financial, Inc. 560,044
56,674 Cathay General Bancorp 2,434,148
21,253 Central Pacific Financial
Corporation 627,176
11,545 City Holding Company 1,355,268
21,039 Cohen & Steers, Inc. 2,018,692
104,184 Comerica, Inc. 6,241,663
41,262 Community Financial System, Inc. 2,396,084
23,149 Customers Bancorp, Inc.
a
1,075,271
103,110 CVB Financial Corporation 1,837,420
27,669 Dime Community Bancshares, Inc. 796,867
20,975 Donnelley Financial Solutions, Inc.
a
1,380,784
23,698 Eagle Bancorp, Inc. 535,101
68,265 Ellington Financial, Inc.
b
879,936
19,504 Employers Holdings, Inc. 935,607
18,604 Encore Capital Group, Inc.
a
879,411
20,728 Enova International, Inc.
a
1,736,799
50,242 EVERTEC, Inc. 1,702,701
40,654 EZCORP, Inc.
a
455,731
27,471 FB Financial Corporation 1,289,214
127,873 First Bancorp/Puerto Rico 2,707,071
32,416 First Bancorp/Southern Pines, NC 1,348,181
80,136 First Commonwealth Financial
Corporation 1,374,332
74,981 First Financial Bancorp 1,891,771
100,427 First Hawaiian, Inc. 2,324,885
64,259 Franklin BSP Realty Trust, Inc. 839,223
142,848 Fulton Financial Corporation 2,589,834
339,269 Genworth Financial, Inc.
a
2,323,993
19,011 Goosehead Insurance, Inc.
a
1,697,682
42,180 Green Dot Corporation
a
493,928
91,450 HA Sustainable Infrastructure
Capital, Inc. 3,152,282
23,615 Hanmi Financial Corporation 439,239
6,629 HCI Group, Inc. 709,701
27,089 Heritage Financial Corporation 589,728
36,215 Hilltop Holdings, Inc. 1,164,674
94,809 Hope Bancorp, Inc. 1,190,801
32,015 Horace Mann Educators
Corporation 1,118,924
33,361 Independent Bank Corporation/MA 1,972,636
28,313 Independent Bank Group, Inc. 1,632,528
59,086 Jackson Financial, Inc. 5,390,416
45,735 KKR Real Estate Finance Trust,
Inc. 564,827
20,030 Lakeland Financial Corporation 1,304,354
133,654 Lincoln National Corporation 4,211,438
20,872 Mercury General Corporation 1,314,519
55,256 Moelis & Company 3,785,589
50,639 Mr. Cooper Group, Inc.
a
4,667,903

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.3% Value
Financials  18.7% - continued
29,776 National Bank Holdings
Corporation $ 1,253,570
61,861 Navient Corporation 964,413
37,043 NBT Bancorp, Inc. 1,638,412
56,794 NCR Atleos Corporation
a
1,620,333
71,131 New York Mortgage Trust, Inc. 450,259
62,566 NMI Holdings, Inc.
a
2,577,094
100,023 Northwest Bancshares, Inc. 1,338,308
36,565 OFG Bancorp 1,642,500
75,722 Pacific Premier Bancorp, Inc. 1,905,166
20,563 Palomar Holdings, Inc.
a
1,946,699
11,416 Park National Corporation 1,917,660
19,614 Pathward Financial, Inc. 1,294,720
198,745 Payoneer Global, Inc.
a
1,496,550
68,211 PennyMac Mortgage Investment
Trust 972,689
12,433 Piper Sandler Companies 3,528,610
18,685 PJT Partners, Inc. 2,491,458
30,953 PRA Group, Inc.
a
692,109
9,739 Preferred Bank/Los Angeles, CA 781,555
40,172 ProAssurance Corporation
a
604,187
33,235 PROG Holdings, Inc. 1,611,565
102,469 Provident Financial Services, Inc. 1,901,825
118,122 Radian Group, Inc. 4,097,652
132,098 Ready Capital Corporation 1,007,908
103,828 Redwood Trust, Inc. 802,590
49,910 Renasant Corporation 1,622,075
30,042 S&T Bancorp, Inc. 1,260,863
11,651 Safety Insurance Group, Inc. 952,819
66,385 Seacoast Banking Corporation of
Florida 1,769,160
39,396 ServisFirst Bancshares, Inc. 3,169,408
98,593 Simmons First National
Corporation 2,123,693
76,497 SiriusPoint, Ltd.
a
1,096,967
22,342 Southside Bancshares, Inc. 746,893
37,444 Stellar Bancorp, Inc. 969,425
49,212 StepStone Group, Inc. 2,796,718
21,736 Stewart Information Services
Corporation 1,624,549
22,219 StoneX Group, Inc.
a
1,819,292
9,836 Tompkins Financial Corporation 568,422
17,211 Triumph Financial, Inc.
a
1,368,963
26,158 Trupanion, Inc.
a,b
1,098,113
14,928 TrustCo Bank Corporation NY 493,669
48,065 Trustmark Corporation 1,529,428
81,374 Two Harbors Investment
Corporation 1,129,471
93,609 United Community Banks, Inc. 2,722,150
16,712 United Fire Group, Inc. 349,782
42,709 Veritex Holdings, Inc. 1,124,101
64,365 Virtu Financial, Inc. 1,960,558
5,227 Virtus Investment Partners, Inc. 1,094,795
63,781 WaFd, Inc. 2,222,768
25,177 Walker & Dunlop, Inc. 2,859,855
20,956 Westamerica Bancorporation 1,035,646
93,473 WisdomTree, Inc. 933,795
2,585 World Acceptance Corporation
a
304,978
46,543 WSFS Financial Corporation 2,373,228
Total 201,030,149
Health Care  11.1%
82,987 AdaptHealth Corporation
a
931,944
14,056 Addus HomeCare Corporation
a
1,869,870
183,037 ADMA Biologics, Inc.
a
3,658,910
Shares Common Stock  99.3% Value
Health Care  11.1% - continued
129,312 Alkermes plc
a
$ 3,619,443
29,843 AMN Healthcare Services, Inc.
a
1,265,045
29,815 Amphastar Pharmaceuticals, Inc.
a
1,446,922
13,028 ANI Pharmaceuticals, Inc.
a
777,250
42,360 Arcus Biosciences, Inc.
a
647,684
29,608 Artivion, Inc.
a
788,165
32,617 Astrana Health, Inc.
a
1,889,829
36,084 Avanos Medical, Inc.
a
867,098
28,261 BioLife Solutions, Inc.
a
707,655
87,612 Catalyst Pharmaceuticals, Inc.
a
1,741,727
85,910 Certara, Inc.
a
1,006,006
25,297 Collegium Pharmaceutical, Inc.
a
977,476
24,187 CONMED Corporation 1,739,529
73,030 Corcept Therapeutics, Inc.
a
3,379,828
7,130 CorVel Corporation
a
2,330,726
24,957 Cross Country Healthcare, Inc.
a
335,422
83,648 Cytek Biosciences, Inc.
a
463,410
95,704 Dynavax Technologies
Corporation
a
1,066,143
45,292 Embecta Corporation 638,617
70,362 Fortrea Holdings, Inc.
a
1,407,240
15,703 Fulgent Genetics, Inc.
a
341,226
43,152 Glaukos Corporation
a
5,621,843
23,655 Harmony Biosciences Holdings,
Inc.
a
946,200
18,864 HealthStream, Inc. 544,038
19,181 ICU Medical, Inc.
a
3,495,162
39,351 Inari Medical, Inc.
a
1,622,835
43,234 Innoviva, Inc.
a
834,848
23,419 Inspire Medical Systems, Inc.
a
4,942,580
26,331 Integer Holdings Corporation
a
3,423,030
52,395 Integra LifeSciences Holdings
Corporation
a
952,017
110,389 Ironwood Pharmaceuticals, Inc.
a
454,803
19,854 Krystal Biotech, Inc.
a
3,614,024
16,057 LeMaitre Vascular, Inc. 1,491,535
14,347 Ligand Pharmaceuticals, Inc.
a
1,435,991
45,711 Merit Medical Systems, Inc.
a
4,517,618
4,248 Mesa Laboratories, Inc. 551,645
71,320 Myriad Genetics, Inc.
a
1,953,455
9,690 National HealthCare Corporation 1,218,711
100,641 NeoGenomics, Inc.
a
1,484,455
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,d
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,d
1
36,118 Omnicell, Inc.
a
1,574,745
202,190 Organon & Company 3,867,895
58,029 Owens & Minor, Inc.
a
910,475
36,223 Pacira Pharmaceuticals, Inc.
a
545,156
61,604 Patterson Companies, Inc. 1,345,431
66,364 Pediatrix Medical Group, Inc.
a
769,159
15,971 Phibro Animal Health Corporation 359,667
82,314 Premier, Inc. 1,646,280
38,917 Prestige Consumer Healthcare,
Inc.
a
2,805,916
80,581 Privia Health Group, Inc.
a
1,467,380
61,677 Progyny, Inc.
a
1,033,706
46,257 Protagonist Therapeutics, Inc.
a
2,081,565
45,407 QuidelOrtho Corporation
a
2,070,559
51,108 RadNet, Inc.
a
3,546,384
35,706 REGENXBIO, Inc.
a
374,556
43,473 Schrodinger, Inc./United States
a
806,424
82,704 Select Medical Holdings
Corporation 2,883,888
12,727 Simulations Plus, Inc. 407,519

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.3% Value
Health Care  11.1% - continued
38,615 STAAR Surgical Company
a
$ 1,434,547
43,273 Supernus Pharmaceuticals, Inc.
a
1,349,252
51,409 Tandem Diabetes Care, Inc.
a
2,180,256
104,764 TG Therapeutics, Inc.
a
2,450,430
26,196 TransMedics Group, Inc.
a
4,112,772
11,840 U.S. Physical Therapy, Inc. 1,002,019
5,725 UFP Technologies, Inc.
a
1,813,107
38,503 Vericel Corporation
a
1,626,752
71,892 Vir Biotechnology, Inc.
a
538,471
48,557 Xencor, Inc.
a
976,481
Total 118,982,749
Industrials  17.5%
27,654 AAR Corporation
a
1,807,465
49,288 ABM Industries, Inc. 2,600,435
22,000 AeroVironment, Inc.
a
4,411,000
81,341 Air Lease Corporation 3,683,934
8,145 Alamo Group, Inc. 1,467,159
99,071 Alaska Air Group, Inc.
a
4,479,000
24,502 Albany International Corporation 2,177,003
11,391 Allegiant Travel Company 627,188
12,240 American Woodmark Corporation
a
1,143,828
17,224 Apogee Enterprises, Inc. 1,205,938
18,569 ArcBest Corporation 2,013,808
38,309 Arcosa, Inc. 3,630,161
34,317 Armstrong World Industries, Inc. 4,510,283
17,905 Astec Industries, Inc. 571,886
23,414 AZZ, Inc. 1,934,231
35,880 Barnes Group, Inc. 1,449,911
30,563 Boise Cascade Company 4,308,772
34,508 Brady Corporation 2,644,348
86,594 CoreCivic, Inc.
a
1,095,414
22,189 CSG Systems International, Inc. 1,079,495
13,060 CSW Industrials, Inc. 4,785,053
34,719 Deluxe Corporation 676,673
83,610 DNOW, Inc.
a
1,081,077
10,043 DXP Enterprises, Inc.
a
535,894
22,846 Dycom Industries, Inc.
a
4,502,947
42,641 Enerpac Tool Group Corporation 1,786,231
16,472 EnPro, Inc. 2,671,429
62,911 Enviri Corporation
a
650,500
20,223 ESCO Technologies, Inc. 2,608,363
48,017 Federal Signal Corporation 4,487,669
15,010 Forward Air Corporation
b
531,354
30,844 Franklin Electric Company, Inc. 3,233,068
177,574 Gates Industrial Corporation plc
a
3,116,424
106,815 GEO Group, Inc.
a
1,372,573
23,935 Gibraltar Industries, Inc.
a
1,673,775
31,138 GMS, Inc.
a
2,820,169
34,306 Granite Construction, Inc. 2,719,780
24,447 Greenbrier Companies, Inc. 1,244,108
32,109 Griffon Corporation 2,247,630
111,499 Hayward Holdings, Inc.
a
1,710,395
57,627 Healthcare Services Group, Inc.
a
643,694
33,902 Heartland Express, Inc. 416,317
15,955 Heidrick & Struggles International,
Inc. 620,011
96,258 Hertz Global Holdings, Inc.
a,b
317,651
55,148 Hillenbrand, Inc. 1,533,114
37,018 HNI Corporation 1,993,049
48,371 Hub Group, Inc. 2,198,462
15,270 Insteel Industries, Inc. 474,744
45,786 Interface, Inc. 868,560
234,233 JetBlue Airways Corporation
a
1,536,568
Shares Common Stock  99.3% Value
Industrials  17.5% - continued
25,005 John Bean Technologies
Corporation $ 2,463,243
85,298 KAR Auction Services, Inc.
a
1,439,830
25,340 Kelly Services, Inc. 542,529
61,175 Kennametal, Inc. 1,586,268
41,426 Korn Ferry 3,116,892
8,549 Lindsay Corporation 1,065,547
17,503 Liquidity Services, Inc.
a
399,068
45,393 Marten Transport, Ltd. 803,456
99,786 Masterbrand, Inc.
a
1,850,032
26,369 Matson, Inc. 3,760,747
24,028 Matthews International Corporation 557,450
39,654 Mercury Systems, Inc.
a
1,467,198
54,838 MillerKnoll, Inc. 1,357,789
22,589 Moog, Inc. 4,563,430
88,993 Mueller Industries, Inc. 6,594,381
12,964 MYR Group, Inc.
a
1,325,310
4,014 National Presto Industries, Inc. 301,612
10,228 NV5 Global, Inc.
a
956,113
122,641 Pitney Bowes, Inc. 874,430
7,343 Powell Industries, Inc. 1,630,073
19,749 Proto Labs, Inc.
a
580,028
37,107 Quanex Building Products
Corporation 1,029,719
114,976 Resideo Technologies, Inc.
a
2,315,617
80,335 Robert Half, Inc. 5,415,382
48,585 Rush Enterprises, Inc. 2,566,746
107,817 RXO, Inc.
a
3,018,876
36,921 Schneider National, Inc. 1,053,725
31,493 SkyWest, Inc.
a
2,677,535
36,305 SPX Technologies, Inc.
a
5,789,195
9,310 Standex International Corporation 1,701,682
30,687 Sun Country Airlines Holdings,
Inc.
a
344,001
175,543 Sunrun, Inc.
a
3,170,307
14,845 Tennant Company 1,425,714
38,532 Titan International, Inc.
a
313,265
64,745 Trinity Industries, Inc. 2,255,716
60,724 Triumph Group, Inc.
a
782,732
11,797 UniFirst Corporation/MA 2,343,474
129,305 Verra Mobility Corporation
a
3,595,972
89,829 Vestis Corporation 1,338,452
16,620 Viad Corporation
a
595,495
18,062 Vicor Corporation
a
760,410
34,552 Wabash National Corporation 663,053
48,537 Werner Enterprises, Inc. 1,873,043
112,751 Zurn Elkay Water Solutions
Corporation 4,052,271
Total 188,216,349
Information Technology  11.7%
58,007 A10 Networks, Inc. 837,621
82,186 ACI Worldwide, Inc.
a
4,183,267
85,521 Adeia, Inc. 1,018,555
29,584 Advanced Energy Industries, Inc. 3,113,420
17,502 Agilysys, Inc.
a
1,907,193
38,675 Alarm.com Holdings, Inc.
a
2,114,362
18,654 Alpha and Omega Semiconductor,
Ltd.
a
692,436
78,478 Arlo Technologies, Inc.
a
950,369
25,615 Axcelis Technologies, Inc.
a
2,685,733
23,097 Badger Meter, Inc. 5,044,616
28,354 Benchmark Electronics, Inc. 1,256,649
40,525 BlackLine, Inc.
a
2,234,548
114,250 Box, Inc.
a
3,739,402

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.3% Value
Information Technology  11.7% - continued
45,989 Calix, Inc.
a
$ 1,783,913
18,601 CEVA, Inc.
a
449,214
72,443 Clear Secure, Inc. 2,400,761
36,845 Cohu, Inc.
a
946,916
35,167 Corsair Gaming, Inc.
a
244,762
23,846 CTS Corporation 1,153,669
28,597 Digi International, Inc.
a
787,275
49,687 DigitalOcean Holdings, Inc.
a
2,006,858
36,384 Diodes, Inc.
a
2,331,851
110,833 DoubleVerify Holdings, Inc.
a
1,866,428
141,991 DXC Technology Company
a
2,946,313
39,472 Envestnet, Inc.
a
2,471,737
20,875 ePlus, Inc.
a
2,052,848
102,352 Extreme Networks, Inc.
a
1,538,351
60,772 FormFactor, Inc.
a
2,795,512
91,350 Harmonic, Inc.
a
1,330,970
26,455 Ichor Holdings, Ltd.
a
841,534
17,884 Impinj, Inc.
a
3,872,244
22,007 Insight Enterprises, Inc.
a
4,740,088
19,817 InterDigital, Inc. 2,806,682
35,309 Itron, Inc.
a
3,771,354
69,441 Knowles Corporation
a
1,252,021
42,805 Kulicke and Soffa Industries, Inc. 1,931,790
52,310 LiveRamp Holding, Inc.
a
1,296,242
231,248 MARA Holdings, Inc.
a,b
3,750,843
59,955 MaxLinear, Inc.
a
868,148
55,276 N-able, Inc./US
a
721,905
114,159 NCR Voyix Corporation
a
1,549,138
56,006 NetScout Systems, Inc.
a
1,218,131
12,451 OSI Systems, Inc.
a
1,890,435
9,704 PC Connection, Inc. 731,973
24,341 PDF Solutions, Inc.
a
771,123
27,608 Perficient, Inc.
a
2,083,852
49,754 Photronics, Inc.
a
1,231,909
21,380 Plexus Corporation
a
2,922,860
33,591 Progress Software Corporation 2,263,026
13,291 Rogers Corporation
a
1,502,016
42,914 Sanmina Corporation
a
2,937,463
17,852 ScanSource, Inc.
a
857,432
58,922 Semtech Corporation
a
2,690,379
14,714 SiTime Corporation
a
2,523,598
41,554 SMART Global Holdings, Inc.
a
870,556
44,996 SolarEdge Technologies, Inc.
a
1,030,858
42,571 SolarWinds Corporation 555,552
94,555 Sprinklr, Inc.
a
730,910
29,132 SPS Commerce, Inc.
a
5,656,560
80,061 TTM Technologies, Inc.
a
1,461,113
35,362 Ultra Clean Holdings, Inc.
a
1,412,005
44,593 Veeco Instruments, Inc.
a
1,477,366
66,227 ViaSat, Inc.
a
790,750
174,265 Viavi Solutions, Inc.
a
1,571,870
98,832 Wolfspeed, Inc.
a
958,670
90,793 Xerox Holdings Corporation 942,431
Total 125,370,376
Materials  5.5%
20,977 AdvanSix, Inc. 637,281
97,741 Allegheny Technologies, Inc.
a
6,539,850
8,586 Alpha Metallurgical Resources,
Inc. 2,027,842
14,201 Arch Resources, Inc. 1,962,010
25,478 Balchem Corporation 4,484,128
39,223 Carpenter Technology Corporation 6,259,206
40,804 Century Aluminum Company
a
662,249
13,061 Clearwater Paper Corporation
a
372,761
Shares Common Stock  99.3% Value
Materials  5.5% - continued
42,816 H.B. Fuller Company $ 3,398,734
14,938 Hawkins, Inc. 1,904,147
9,972 Haynes International, Inc. 593,733
28,541 Ingevity Corporation
a
1,113,099
19,586 Innospec, Inc. 2,214,981
12,516 Kaiser Aluminum Corporation 907,660
16,113 Koppers Holdings, Inc. 588,608
16,292 Materion Corporation 1,822,423
42,662 Mativ, Inc. 724,827
30,033 Metallus, Inc.
a
445,389
25,262 Minerals Technologies, Inc. 1,950,984
96,106 MP Materials Corporation
a
1,696,271
29,230 Myers Industries, Inc. 403,959
122,287 O-I Glass, Inc.
a
1,604,406
10,831 Quaker Chemical Corporation 1,824,915
114,396 Sealed Air Corporation 4,152,575
33,276 Sensient Technologies Corporation 2,669,401
16,604 Stepan Company 1,282,659
66,036 SunCoke Energy, Inc. 573,193
27,045 Sylvamo Corporation 2,321,813
41,079 Warrior Met Coal, Inc. 2,624,948
27,304 Worthington Steel, Inc. 928,609
Total 58,692,661
Real Estate  7.5%
82,715 Acadia Realty Trust 1,942,148
57,029 Alexander & Baldwin, Inc. 1,094,957
37,304 American Assets Trust, Inc. 996,763
175,819 Apple Hospitality REIT, Inc. 2,610,912
53,300 Armada Hoffler Properties, Inc. 577,239
135,282 Brandywine Realty Trust 735,934
121,099 CareTrust REIT, Inc. 3,737,115
12,015 Centerspace 846,697
180,028 Cushman and Wakefield plc
a
2,453,782
162,758 DiamondRock Hospitality
Company 1,420,877
131,465 Douglas Emmett, Inc. 2,309,840
76,026 Easterly Government Properties,
Inc. 1,032,433
69,114 Elme Communities 1,215,715
137,685 Essential Properties Realty Trust,
Inc. 4,701,943
66,399 eXp World Holdings, Inc.
b
935,562
72,769 Four Corners Property Trust, Inc. 2,132,859
39,147 Getty Realty Corporation 1,245,266
155,402 Global Net Lease, Inc. 1,308,485
83,248 Highwoods Properties, Inc. 2,789,640
110,760 Hudson Pacific Properties, Inc. 529,433
22,249 Innovative Industrial Properties,
Inc. 2,994,715
67,935 JBG SMITH Properties 1,187,504
92,801 Kennedy-Wilson Holdings, Inc. 1,025,451
34,153 LTC Properties, Inc. 1,253,074
231,142 LXP Industrial Trust 2,322,977
169,616 Macerich Company 3,093,796
18,850 Marcus and Millichap, Inc. 747,025
471,219 Medical Properties Trust, Inc. 2,756,631
17,356 NexPoint Residential Trust, Inc. 763,838
108,185 Outfront Media, Inc. 1,988,440
94,630 Pebblebrook Hotel Trust 1,251,955
96,198 Phillips Edison and Company, Inc. 3,627,627
100,088 Retail Opportunity Investments
Corporation 1,574,384
35,902 Safehold, Inc. 941,709
9,477 Saul Centers, Inc. 397,655

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock  99.3% Value
Real Estate  7.5% - continued
130,271 Service Properties Trust $ 594,036
37,025 SITE Centers Corporation 2,240,012
50,898 SL Green Realty Corporation 3,543,010
29,808 St. Joe Company 1,738,104
85,075 Summit Hotel Properties, Inc. 583,615
159,683 Sunstone Hotel Investors, Inc. 1,647,929
85,874 Tanger, Inc. 2,849,299
191,729 Uniti Group, Inc. 1,081,352
10,005 Universal Health Realty Income
Trust 457,729
95,282 Urban Edge Properties 2,038,082
63,428 Veris Residential, Inc. 1,132,824
34,598 Whitestone REIT 468,111
80,071 Xenia Hotels & Resorts, Inc. 1,182,649
Total 80,101,133
Utilities  2.0%
29,415 American States Water Company 2,449,975
61,806 Avista Corporation 2,394,982
46,195 California Water Service Group 2,504,693
17,630 Chesapeake Utilities Corporation 2,189,117
27,182 Clearway Energy, Inc., Class A 773,872
65,045 Clearway Energy, Inc., Class C 1,995,581
28,408 MGE Energy, Inc. 2,597,912
14,002 Middlesex Water Company 913,490
30,366 Northwest Natural Holding
Company 1,239,540
32,847 Otter Tail Corporation 2,567,322
23,376 SJW Group 1,358,379
12,701 Unitil Corporation 769,427
Total 21,754,290
Total Common Stock
(cost $762,592,385) 1,066,255,468
Shares
Collateral Held for Securities
Loaned 1.0% Value
10,986,620 Thrivent Cash Management Trust 10,986,620
Total Collateral Held for
Securities Loaned
(cost $10,986,620) 10,986,620
Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
46,203 iShares Core S&P Small-Cap ETF 5,403,903
Total 5,403,903
Total Registered Investment
Companies (cost $5,341,966) 5,403,903
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal National Mortgage
Association Discount Notes
300,000 4.985%, 11/8/2024
e,f
298,531
Shares or
Principal
Amount Short-Term Investments  0.1% Value
Thrivent Core Short-Term Reserve
Fund
75,892 5.250% $ 758,925
Total Short-Term Investments
(cost $1,057,346) 1,057,456
Total Investments (cost
$779,978,317) 100.9% $1,083,703,447
Other Assets and Liabilities, Net
(0.9%) (9,976,689)
Total Net Assets 100.0% $1,073,726,758
a Non-income producing security.
b All or a portion of the security is on loan.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 10,424,427
Total lending $10,424,427
Gross amount payable upon return of
collateral for securities loaned $10,986,620
Net amounts due to counterparty $562,193
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 37,119,685 37,119,685 – –
Consumer Discretionary 154,808,011 154,808,011 – –
Consumer Staples 33,252,615 33,252,615 – –
Energy 46,927,450 46,927,450 – –
Financials 201,030,149 201,030,149 – –
Health Care 118,982,749 118,982,747 – 2
Industrials 188,216,349 188,216,349 – –
Information Technology 125,370,376 125,370,376 – –
Materials 58,692,661 58,692,661 – –
Real Estate 80,101,133 80,101,133 – –
Utilities 21,754,290 21,754,290 – –
Registered Investment Companies
U.S. Unaffiliated 5,403,903 5,403,903 – –
Short-Term Investments 298,531 – 298,531 –
Subtotal Investments in Securities $1,071,957,902 $1,071,659,369 $298,531 $2
Other Investments  * Total
Affiliated Short-Term Investments 758,925
Collateral Held for Securities Loaned 10,986,620
Subtotal Other Investments $11,745,545
Total Investments at Value $1,083,703,447
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 41,453 41,453 – –
Total Asset Derivatives $41,453 $41,453 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of September 30, 2024. Investments and/or cash totaling
$298,531 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 December 2024 $ 2,207,747 $ 41,453
Total Futures Long Contracts $ 2,207,747 $ 41,453
Total Futures Contracts $ 2,207,747 $41,453

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $635 $46,365 $46,241 $759 76 0.1%
Total Affiliated Short-Term Investments 635 759 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 13,922 90,543 93,478 10,987 10,987 1.0
Total Collateral Held for Securities Loaned 13,922 10,987 1.0
Total Value $14,557 $11,746
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $– $– $ – $35
Total Income/Non Cash Income from Affiliated
Investments $35
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 90
Total Affiliated Income from Securities Loaned, Net $90
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.1% Value
Communications Services  2.3%
224,650 Cogent Communications Holdings $ 17,055,428
468,420 QuinStreet, Inc.
a
8,960,875
Total 26,016,303
Consumer Discretionary  10.6%
66,334 Boot Barn Holdings, Inc.
a
11,096,351
116,468 Brunswick Corporation 9,762,348
101,986 Champion Homes, Inc.
a
9,673,372
158,651 Columbia Sportswear Company 13,198,177
545,148 Cooper-Standard Holdings, Inc.
a
7,561,203
55,207 Grand Canyon Education, Inc.
a
7,831,113
285,771 SharkNinja, Inc. 31,066,165
513,613 Stoneridge, Inc.
a
5,747,329
71,066 Texas Roadhouse, Inc. 12,550,256
106,547 Wyndham Hotels & Resorts, Inc. 8,325,583
Total 116,811,897
Consumer Staples  6.3%
99,188 BJ's Wholesale Club Holdings,
Inc.
a
8,181,026
68,348 e.l.f. Beauty, Inc.
a
7,451,983
75,327 J & J Snack Foods Corporation 12,965,283
136,369 John B. Sanfilippo & Son, Inc. 12,860,960
70,851 Lancaster Colony Corporation 12,510,161
177,258 Pilgrim's Pride Corporation
a
8,162,731
165,946 Turning Point Brands, Inc. 7,160,570
Total 69,292,714
Energy  4.4%
192,499 Expand Energy Corporation 15,833,043
137,112 Matador Resources Company 6,776,075
229,727 Noble Corporation plc
b
8,302,334
635,168 NOV, Inc. 10,143,633
311,429 TechnipFMC plc 8,168,782
Total 49,223,867
Financials  13.5%
253,231 Ally Financial, Inc. 9,012,491
261,812 Bank of N.T. Butterfield & Son, Ltd. 9,655,627
609,297 Bridgewater Bancshares, Inc.
a
8,633,738
798,795 F.N.B. Corporation 11,270,997
4,710 Federal Agricultural Mortgage
Corporation 882,701
302,935 Glacier Bancorp, Inc. 13,844,130
97,579 Houlihan Lokey, Inc. 15,419,434
43,363 Kinsale Capital Group, Inc. 20,188,512
172,004 Prosperity Bancshares, Inc. 12,396,328
134,543 RLI Corporation 20,851,474
178,470 Triumph Financial, Inc.
a
14,195,504
154,798 Western Alliance Bancorp 13,388,479
Total 149,739,415
Health Care  9.1%
20,302 Chemed Corporation 12,200,893
118,970 Encompass Health Corporation 11,497,261
185,466 Haemonetics Corporation
a
14,907,757
544,401 Option Care Health, Inc.
a
17,039,751
57,705 Penumbra, Inc.
a
11,212,659
84,703 Repligen Corporation
a
12,605,500
457,958 Stevanato Group SPA 9,159,160
151,666 Twist Bioscience Corporation
a
6,852,270
764,728 Viemed Healthcare, Inc.
a
5,605,456
Total 101,080,707
Shares Common Stock  97.1% Value
Industrials  23.8%
428,932 Air Lease Corporation $ 19,426,330
662,161 Badger Infrastructure Solutions,
Ltd. 18,002,632
97,814 Barrett Business Services, Inc. 3,669,003
94,404 BWX Technologies, Inc. 10,261,715
243,409 Dayforce, Inc.
a,b
14,908,801
320,180 ExlService Holdings, Inc.
a
12,214,867
317,745 Fluor Corporation
a
15,159,614
327,620 Helios Technologies, Inc. 15,627,474
8,819 IES Holdings, Inc.
a
1,760,449
913,523 Janus International Group, Inc.
a
9,235,718
285,192 Knight-Swift Transportation
Holdings, Inc. 15,386,108
122,831 Korn Ferry 9,241,804
59,169 Landstar System, Inc. 11,175,249
740,138 Masterbrand, Inc.
a
13,722,159
113,905 Miller Industries, Inc. 6,948,205
69,336 Moog, Inc. 14,007,259
223,479 Robert Half, Inc. 15,064,719
472,241 Schneider National, Inc. 13,477,758
28,996 Simpson Manufacturing Company,
Inc. 5,546,065
149,017 Tennant Company 14,311,593
161,154 Timken Company 13,583,671
196,549 WNS Holdings, Ltd.
a
10,360,098
Total 263,091,291
Information Technology  12.3%
97,045 ASGN, Inc.
a
9,047,505
152,033 Ciena Corporation
a
9,363,712
318,741 Cohu, Inc.
a
8,191,644
64,400 Fabrinet
a
15,226,736
73,908 Guidewire Software, Inc.
a
13,520,730
33,840 Insight Enterprises, Inc.
a
7,288,798
313,119 JFrog, Ltd.
a
9,092,976
39,052 Littelfuse, Inc. 10,358,543
44,286 Onto Innovation, Inc.
a
9,192,002
83,571 Plexus Corporation
a
11,424,991
999,067 TTM Technologies, Inc.
a
18,232,973
28,717 Universal Display Corporation 6,027,698
157,092 Varonis Systems, Inc.
a
8,875,698
Total 135,844,006
Materials  7.1%
232,785 Alcoa Corporation 8,980,846
123,488 Greif, Inc. 7,737,758
241,289 Ingevity Corporation
a
9,410,271
838,957 Ivanhoe Mines, Ltd.
a
12,480,916
743,254 Tronox Holdings plc 10,873,806
109,308 United States Lime & Minerals, Inc. 10,675,019
185,350 West Fraser Timber Company, Ltd. 18,045,676
Total 78,204,292
Real Estate  5.9%
186,289 Agree Realty Corporation 14,033,150
1,054,304 Cushman and Wakefield plc
a
14,370,164
469,411 National Storage Affiliates Trust 22,625,610
215,946 Terreno Realty Corporation 14,431,671
Total 65,460,595
Utilities  1.8%
78,720 Northwestern Energy Group, Inc. 4,504,359
162,858 Portland General Electric
Company 7,800,898

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.1% Value
Utilities  1.8% - continued
108,224 Spire, Inc. $ 7,282,393
Total 19,587,650
Total Common Stock
(cost $858,077,039) 1,074,352,737
Shares
Collateral Held for Securities
Loaned 1.3% Value
14,410,525 Thrivent Cash Management Trust 14,410,525
Total Collateral Held for
Securities Loaned
(cost $14,410,525) 14,410,525
Shares Short-Term Investments 2.9% Value
Thrivent Core Short-Term Reserve
Fund
3,262,778 5.250% 32,627,775
Total Short-Term Investments
(cost $32,627,775) 32,627,775
Total Investments (cost
$905,115,339) 101.3% $1,121,391,037
Other Assets and Liabilities, Net
(1.3%) (14,838,629)
Total Net Assets 100.0% $1,106,552,408
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 30, 2024:
Securities Lending Transactions
Common Stock $ 14,342,264
Total lending $14,342,264
Gross amount payable upon return of
collateral for securities loaned $14,410,525
Net amounts due to counterparty $68,261
Definitions:
plc - Public Limited Company

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2024, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 26,016,303 26,016,303 – –
Consumer Discretionary 116,811,897 116,811,897 – –
Consumer Staples 69,292,714 69,292,714 – –
Energy 49,223,867 49,223,867 – –
Financials 149,739,415 149,739,415 – –
Health Care 101,080,707 101,080,707 – –
Industrials 263,091,291 245,088,659 18,002,632 –
Information Technology 135,844,006 135,844,006 – –
Materials 78,204,292 65,723,376 12,480,916 –
Real Estate 65,460,595 65,460,595 – –
Utilities 19,587,650 19,587,650 – –
Subtotal Investments in Securities $1,074,352,737 $1,043,869,189 $30,483,548 $–
Other Investments  * Total
Affiliated Short-Term Investments 32,627,775
Collateral Held for Securities Loaned 14,410,525
Subtotal Other Investments $47,038,300
Total Investments at Value $1,121,391,037
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
9/30/2024
Shares Held at
9/30/2024
% of Net
Assets
9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $30,694 $152,812 $150,878 $32,628 3,263 2.9%
Total Affiliated Short-Term Investments 30,694 32,628 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,934 133,394 128,917 14,411 14,411 1.3
Total Collateral Held for Securities Loaned 9,934 14,411 1.3
Total Value $40,628 $47,039
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 9/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.250% $1 ($1) $ – $787
Total Income/Non Cash Income from Affiliated
Investments $787
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total Value $1 ($1) $ –

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the Committee. Private Funds are typically valued at an amount equal to the Net Asset Value
(NAV) of a portfolio's investment in the Private Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private Funds held by the Portfolios, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private
Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios, with
the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A
Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call
options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 30, 2024, no Portfolios engaged in this type of investment.
Futures Contracts
— All Portfolios, with the exception of
the Money Market, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended September 30, 2024,
Aggressive Allocation, Balanced Income Plus, Diversified
Income Plus, Government Bond, Income, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the nine months ended September 30, 2024, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Emerging Markets Equity, Global Stock, International
Allocation, International Index, Large Cap Index, Mid Cap
Index, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, Real Estate Securities, and
Small Cap Index used equity futures to manage exposure to the equities market.
During the nine months ended September 30, 2024, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used foreign exchange
futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the
Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the nine months ended September 30, 2024, no Portfolios engaged in this type of investment.
Swap Agreements
— All Portfolios, with the exception of the
Money Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the
clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 30, 2024, Balanced
Income Plus, Diversified Income Plus, High Yield, Income, and
Opportunity Income Plus used CDX indices (comprised of CDSs)
to help manage credit risk exposure within the Portfolio.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked
return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest

Notes to Schedule of Investments
as of September 30, 2024
(unaudited)

obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or
"short" position with respect to the underlying referenced asset.
During the nine months ended September 30, 2024, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used total rate of return swaps to achieve exposure to asset classes where liquid future contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
As of September 30, 2024, the Portfolios have the following
unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain
risks. For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of September 30, 2024, private equity capital commitments were as follows:
Additional information for the Portfolio's policy regarding
valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
USI, Inc./NY, Term Loan $1,126,208
Total $1,126,208
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 120,000,000 101,268,770 15.61%
Moderate Allocation 278,500,000 235,156,607 15.56%
Moderately Aggressive
Allocation 226,500,000 190,416,640 15.93%
Moderately Conservative
Allocation 85,000,000 70,120,161 17.51%
710,000,000 596,962,179 15.92%